UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07803
Name of Registrant: Vanguard Scottsdale Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: February 28
Date of reporting period: May 31, 2015
Item 1: Schedule of Investments

Vanguard Short-Term Government Bond Index Fund

Schedule of Investments
As of May 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.7%)
U.S. Government Securities (88.3%)
United States Treasury Note/Bond	3.250%	5/31/16	1,000	1,029
United States Treasury Note/Bond	0.500%	6/15/16	4,900	4,908
United States Treasury Note/Bond	0.500%	6/30/16	12,210	12,231
United States Treasury Note/Bond	1.500%	6/30/16	4,798	4,858
United States Treasury Note/Bond	3.250%	6/30/16	8,261	8,519
United States Treasury Note/Bond	0.625%	7/15/16	13,530	13,570
United States Treasury Note/Bond	0.500%	7/31/16	4,524	4,532
United States Treasury Note/Bond	1.500%	7/31/16	4,386	4,444
United States Treasury Note/Bond	3.250%	7/31/16	14,115	14,587
United States Treasury Note/Bond	0.625%	8/15/16	9,440	9,467
United States Treasury Note/Bond	4.875%	8/15/16	4,575	4,822
United States Treasury Note/Bond	0.500%	8/31/16	6,750	6,758
United States Treasury Note/Bond	1.000%	8/31/16	10,820	10,899
United States Treasury Note/Bond	3.000%	8/31/16	9,845	10,162
United States Treasury Note/Bond	0.875%	9/15/16	9,930	9,989
United States Treasury Note/Bond	0.500%	9/30/16	13,270	13,284
United States Treasury Note/Bond	1.000%	9/30/16	9,675	9,751
United States Treasury Note/Bond	3.000%	9/30/16	4,490	4,644
United States Treasury Note/Bond	0.625%	10/15/16	5,135	5,149
United States Treasury Note/Bond	0.375%	10/31/16	10,655	10,645
United States Treasury Note/Bond	1.000%	10/31/16	19,338	19,489
United States Treasury Note/Bond	3.125%	10/31/16	4,220	4,379
United States Treasury Note/Bond	0.625%	11/15/16	14,640	14,674
United States Treasury Note/Bond	4.625%	11/15/16	2,490	2,640
United States Treasury Note/Bond	7.500%	11/15/16	1,000	1,101
United States Treasury Note/Bond	0.500%	11/30/16	7,855	7,859
United States Treasury Note/Bond	0.875%	11/30/16	8,995	9,050
United States Treasury Note/Bond	2.750%	11/30/16	9,380	9,698
United States Treasury Note/Bond	0.625%	12/15/16	10,240	10,262
United States Treasury Note/Bond	0.625%	12/31/16	10,724	10,747
United States Treasury Note/Bond	0.875%	12/31/16	2,720	2,737
United States Treasury Note/Bond	3.250%	12/31/16	8,810	9,191
United States Treasury Note/Bond	0.750%	1/15/17	8,080	8,112
United States Treasury Note/Bond	0.500%	1/31/17	9,325	9,324
United States Treasury Note/Bond	0.875%	1/31/17	8,000	8,048
United States Treasury Note/Bond	3.125%	1/31/17	7,610	7,938
United States Treasury Note/Bond	0.625%	2/15/17	12,390	12,409
United States Treasury Note/Bond	4.625%	2/15/17	8,935	9,555
United States Treasury Note/Bond	0.500%	2/28/17	7,873	7,868
United States Treasury Note/Bond	0.875%	2/28/17	17,075	17,174
United States Treasury Note/Bond	3.000%	2/28/17	9,295	9,690
United States Treasury Note/Bond	0.750%	3/15/17	4,635	4,652
United States Treasury Note/Bond	0.500%	3/31/17	10,305	10,294
United States Treasury Note/Bond	1.000%	3/31/17	6,085	6,134
United States Treasury Note/Bond	3.250%	3/31/17	10,540	11,056
United States Treasury Note/Bond	0.875%	4/15/17	6,605	6,642
United States Treasury Note/Bond	0.500%	4/30/17	7,298	7,287
United States Treasury Note/Bond	0.875%	4/30/17	4,255	4,279
United States Treasury Note/Bond	3.125%	4/30/17	9,760	10,231

United States Treasury Note/Bond	0.875%	5/15/17	7,710	7,752
United States Treasury Note/Bond	4.500%	5/15/17	2,325	2,500
United States Treasury Note/Bond	8.750%	5/15/17	4,130	4,782
United States Treasury Note/Bond	0.625%	5/31/17	14,000	14,004
United States Treasury Note/Bond	2.750%	5/31/17	8,501	8,860
United States Treasury Note/Bond	0.875%	6/15/17	7,500	7,537
United States Treasury Note/Bond	0.750%	6/30/17	6,725	6,739
United States Treasury Note/Bond	2.500%	6/30/17	19,100	19,831
United States Treasury Note/Bond	0.875%	7/15/17	13,820	13,883
United States Treasury Note/Bond	2.375%	7/31/17	15,501	16,063
United States Treasury Note/Bond	0.875%	8/15/17	13,370	13,422
United States Treasury Note/Bond	0.625%	8/31/17	11,000	10,979
United States Treasury Note/Bond	1.875%	8/31/17	6,365	6,529
United States Treasury Note/Bond	1.000%	9/15/17	3,205	3,225
United States Treasury Note/Bond	0.625%	9/30/17	4,470	4,457
United States Treasury Note/Bond	1.875%	9/30/17	5,835	5,987
United States Treasury Note/Bond	0.875%	10/15/17	5,300	5,315
United States Treasury Note/Bond	0.750%	10/31/17	7,000	6,998
United States Treasury Note/Bond	1.875%	10/31/17	10,000	10,266
United States Treasury Note/Bond	0.875%	11/15/17	9,980	10,002
United States Treasury Note/Bond	4.250%	11/15/17	11,020	11,948
United States Treasury Note/Bond	0.625%	11/30/17	6,250	6,224
United States Treasury Note/Bond	2.250%	11/30/17	12,855	13,323
United States Treasury Note/Bond	1.000%	12/15/17	6,065	6,094
United States Treasury Note/Bond	0.750%	12/31/17	10,075	10,059
United States Treasury Note/Bond	0.875%	1/15/18	6,550	6,556
United States Treasury Note/Bond	0.875%	1/31/18	4,690	4,693
United States Treasury Note/Bond	2.625%	1/31/18	7,350	7,695
United States Treasury Note/Bond	1.000%	2/15/18	8,250	8,278
United States Treasury Note/Bond	3.500%	2/15/18	5,820	6,230
United States Treasury Note/Bond	0.750%	2/28/18	11,890	11,845
United States Treasury Note/Bond	2.750%	2/28/18	3,925	4,124
United States Treasury Note/Bond	1.000%	3/15/18	6,975	6,995
United States Treasury Note/Bond	0.750%	3/31/18	4,800	4,780
United States Treasury Note/Bond	2.875%	3/31/18	2,500	2,637
United States Treasury Note/Bond	0.750%	4/15/18	9,680	9,635
United States Treasury Note/Bond	0.625%	4/30/18	10,045	9,959
United States Treasury Note/Bond	2.625%	4/30/18	2,000	2,098
United States Treasury Note/Bond	1.000%	5/15/18	2,380	2,385
United States Treasury Note/Bond	1.000%	5/31/18	22,000	22,027
				753,484
Agency Bonds and Notes (10.4%)
1 AID-Ukraine	1.847%	5/29/20	300	301
2 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	50	51
2 Federal Farm Credit Banks	5.125%	8/25/16	800	846
2 Federal Farm Credit Banks	4.875%	1/17/17	500	535
2 Federal Farm Credit Banks	1.125%	9/22/17	750	755
2 Federal Farm Credit Banks	1.000%	9/25/17	200	201
2 Federal Farm Credit Banks	1.125%	12/18/17	225	227
2 Federal Farm Credit Banks	1.110%	2/20/18	200	201
2 Federal Farm Credit Banks	1.100%	6/1/18	100	100
2 Federal Home Loan Banks	0.375%	6/24/16	4,030	4,031
2 Federal Home Loan Banks	0.500%	9/28/16	2,650	2,651
2 Federal Home Loan Banks	0.625%	11/23/16	825	826
2 Federal Home Loan Banks	4.750%	12/16/16	285	303
2 Federal Home Loan Banks	0.625%	12/28/16	600	601
2 Federal Home Loan Banks	0.875%	3/10/17	125	126

2 Federal Home Loan Banks	4.875%	5/17/17	600	649
2 Federal Home Loan Banks	0.875%	5/24/17	3,540	3,554
2 Federal Home Loan Banks	0.625%	5/30/17	1,200	1,199
2 Federal Home Loan Banks	1.000%	6/21/17	2,205	2,219
2 Federal Home Loan Banks	5.000%	11/17/17	2,010	2,212
2 Federal Home Loan Banks	1.375%	3/9/18	2,515	2,545
2 Federal Home Loan Banks	1.125%	4/25/18	2,500	2,511
3 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	250	264
3 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	2,165	2,207
3 Federal Home Loan Mortgage Corp.	0.875%	10/14/16	3,920	3,941
3 Federal Home Loan Mortgage Corp.	0.500%	1/27/17	1,250	1,248
3 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	600	644
3 Federal Home Loan Mortgage Corp.	0.875%	2/22/17	1,250	1,255
3 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	2,595	2,612
3 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	200	216
3 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	2,500	2,529
3 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	265	267
3 Federal Home Loan Mortgage Corp.	0.750%	7/14/17	1,200	1,200
3 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	657	661
3 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	2,000	2,208
3 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	400	402
3 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	3,125	3,446
3 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	1,150	1,146
3 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	3,395	3,389
3 Federal National Mortgage Assn.	0.375%	7/5/16	3,980	3,981
3 Federal National Mortgage Assn.	0.625%	8/26/16	3,000	3,008
3 Federal National Mortgage Assn.	1.250%	9/28/16	2,965	2,995
3 Federal National Mortgage Assn.	1.375%	11/15/16	575	582
3 Federal National Mortgage Assn.	5.000%	2/13/17	880	945
3 Federal National Mortgage Assn.	0.750%	4/20/17	1,350	1,353
3 Federal National Mortgage Assn.	1.125%	4/27/17	700	706
3 Federal National Mortgage Assn.	5.000%	5/11/17	555	601
3 Federal National Mortgage Assn.	0.000%	6/1/17	500	493
3 Federal National Mortgage Assn.	5.375%	6/12/17	1,750	1,915
3 Federal National Mortgage Assn.	0.875%	8/28/17	1,050	1,052
3 Federal National Mortgage Assn.	1.000%	9/27/17	6,000	6,026
3 Federal National Mortgage Assn.	0.875%	10/26/17	890	891
3 federal national mortgage assn.	0.875%	12/20/17	900	900
3 federal national mortgage assn.	0.875%	2/8/18	890	889
3 federal national mortgage assn.	0.875%	5/21/18	7,780	7,750
private export funding corp.	1.375%	2/15/17	250	252
2 tennessee valley authority	5.500%	7/18/17	125	137
				88,755
total u.s. government and agency obligations (cost $839,932)				842,239
			Shares
Temporary Cash Investment (1.5%)
Money Market Fund (1.5%)
4 Vanguard Market Liquidity Fund (Cost
$12,862)	0.136%		12,861,716	12,862

Total Investments (100.2%) (Cost $852,794)				855,101
Other Assets and Liabilities-Net (-0.2%)				(1,516)
Net Assets (100%)				853,585

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	842,239	—
Temporary Cash Investments	12,862	—	—
Total	12,862	842,239	—

C. At May 31, 2015, the cost of investment securities for tax purposes was $852,794,000. Net unrealized appreciation of investment securities for tax purposes was $2,307,000 consisting of unrealized gains of $2,342,000 on securities that had risen in value since their purchase and $35,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Government Bond Index Fund

Schedule of Investments
As of May 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.2%)
U.S. Government Securities (94.5%)
United States Treasury Note/Bond	2.375%	5/31/18	1,702	1,773
United States Treasury Note/Bond	2.375%	6/30/18	3,546	3,695
United States Treasury Note/Bond	1.375%	7/31/18	6,184	6,253
United States Treasury Note/Bond	2.250%	7/31/18	1,809	1,879
United States Treasury Note/Bond	1.500%	8/31/18	8,760	8,886
United States Treasury Note/Bond	1.375%	9/30/18	11,971	12,087
United States Treasury Note/Bond	1.250%	10/31/18	14,055	14,123
United States Treasury Note/Bond	1.750%	10/31/18	2,445	2,499
United States Treasury Note/Bond	3.750%	11/15/18	2,607	2,841
United States Treasury Note/Bond	9.000%	11/15/18	4,733	6,007
United States Treasury Note/Bond	1.250%	11/30/18	5,035	5,056
United States Treasury Note/Bond	1.375%	11/30/18	1,670	1,685
United States Treasury Note/Bond	1.375%	12/31/18	11,340	11,425
United States Treasury Note/Bond	1.500%	12/31/18	5,925	5,996
United States Treasury Note/Bond	1.250%	1/31/19	750	752
United States Treasury Note/Bond	1.500%	1/31/19	9,075	9,179
United States Treasury Note/Bond	2.750%	2/15/19	21,532	22,750
United States Treasury Note/Bond	8.875%	2/15/19	869	1,113
United States Treasury Note/Bond	1.375%	2/28/19	4,650	4,678
United States Treasury Note/Bond	1.500%	2/28/19	5,400	5,457
United States Treasury Note/Bond	1.500%	3/31/19	2,340	2,364
United States Treasury Note/Bond	1.625%	3/31/19	5,400	5,479
United States Treasury Note/Bond	1.250%	4/30/19	28	28
United States Treasury Note/Bond	1.625%	4/30/19	4,423	4,486
United States Treasury Note/Bond	3.125%	5/15/19	7,958	8,527
United States Treasury Note/Bond	1.125%	5/31/19	1,310	1,303
United States Treasury Note/Bond	1.500%	5/31/19	10,350	10,439
United States Treasury Note/Bond	1.000%	6/30/19	1,764	1,744
United States Treasury Note/Bond	1.625%	6/30/19	12,885	13,050
United States Treasury Note/Bond	0.875%	7/31/19	3,609	3,544
United States Treasury Note/Bond	1.625%	7/31/19	9,810	9,931
United States Treasury Note/Bond	3.625%	8/15/19	3,342	3,656
United States Treasury Note/Bond	8.125%	8/15/19	2,692	3,443
United States Treasury Note/Bond	1.000%	8/31/19	3,240	3,194
United States Treasury Note/Bond	1.625%	8/31/19	7,283	7,368
United States Treasury Note/Bond	1.000%	9/30/19	20,075	19,768
United States Treasury Note/Bond	1.750%	9/30/19	18,350	18,645
United States Treasury Note/Bond	1.250%	10/31/19	876	871
United States Treasury Note/Bond	1.500%	10/31/19	9,750	9,796
United States Treasury Note/Bond	3.375%	11/15/19	4,600	4,993
United States Treasury Note/Bond	1.000%	11/30/19	7,855	7,715
United States Treasury Note/Bond	1.500%	11/30/19	7,850	7,886
United States Treasury Note/Bond	1.125%	12/31/19	2,275	2,244
United States Treasury Note/Bond	1.625%	12/31/19	16,168	16,312
United States Treasury Note/Bond	1.250%	1/31/20	6,800	6,743
United States Treasury Note/Bond	1.375%	1/31/20	2,552	2,546
United States Treasury Note/Bond	3.625%	2/15/20	1,580	1,738
United States Treasury Note/Bond	8.500%	2/15/20	360	476
United States Treasury Note/Bond	1.250%	2/29/20	3,560	3,526

United States Treasury Note/Bond	1.375%	2/29/20	9,500	9,469
United States Treasury Note/Bond	1.125%	3/31/20	1,050	1,033
United States Treasury Note/Bond	1.375%	3/31/20	1,989	1,981
United States Treasury Note/Bond	1.125%	4/30/20	2,025	1,991
United States Treasury Note/Bond	1.375%	4/30/20	6,400	6,367
United States Treasury Note/Bond	3.500%	5/15/20	20,639	22,609
United States Treasury Note/Bond	1.375%	5/31/20	2,700	2,684
United States Treasury Note/Bond	1.500%	5/31/20	5,500	5,503
United States Treasury Note/Bond	1.875%	6/30/20	2,450	2,493
United States Treasury Note/Bond	2.000%	7/31/20	2,060	2,108
United States Treasury Note/Bond	2.625%	8/15/20	23,960	25,240
United States Treasury Note/Bond	8.750%	8/15/20	950	1,293
United States Treasury Note/Bond	2.125%	8/31/20	4,550	4,679
United States Treasury Note/Bond	2.000%	9/30/20	2,130	2,176
United States Treasury Note/Bond	1.750%	10/31/20	6,500	6,549
United States Treasury Note/Bond	2.625%	11/15/20	27,857	29,328
United States Treasury Note/Bond	2.000%	11/30/20	6,675	6,806
United States Treasury Note/Bond	2.375%	12/31/20	5,230	5,434
United States Treasury Note/Bond	2.125%	1/31/21	5,722	5,864
United States Treasury Note/Bond	3.625%	2/15/21	5,457	6,041
United States Treasury Note/Bond	7.875%	2/15/21	716	960
United States Treasury Note/Bond	2.000%	2/28/21	5,015	5,104
United States Treasury Note/Bond	2.250%	3/31/21	2,925	3,015
United States Treasury Note/Bond	2.250%	4/30/21	3,500	3,605
United States Treasury Note/Bond	3.125%	5/15/21	3,042	3,284
United States Treasury Note/Bond	8.125%	5/15/21	1,340	1,828
United States Treasury Note/Bond	2.000%	5/31/21	8,820	8,955
United States Treasury Note/Bond	2.125%	6/30/21	4,950	5,058
United States Treasury Note/Bond	2.250%	7/31/21	5,825	5,993
United States Treasury Note/Bond	2.125%	8/15/21	6,250	6,381
United States Treasury Note/Bond	8.125%	8/15/21	1,775	2,444
United States Treasury Note/Bond	2.000%	8/31/21	5,425	5,497
United States Treasury Note/Bond	2.125%	9/30/21	8,515	8,685
United States Treasury Note/Bond	2.000%	10/31/21	5,375	5,439
United States Treasury Note/Bond	2.000%	11/15/21	3,013	3,050
United States Treasury Note/Bond	8.000%	11/15/21	7,115	9,823
United States Treasury Note/Bond	1.875%	11/30/21	6,700	6,726
United States Treasury Note/Bond	2.125%	12/31/21	8,850	9,013
United States Treasury Note/Bond	1.500%	1/31/22	11,000	10,763
United States Treasury Note/Bond	2.000%	2/15/22	15,115	15,280
United States Treasury Note/Bond	1.750%	2/28/22	7,900	7,849
United States Treasury Note/Bond	1.750%	3/31/22	8,206	8,148
United States Treasury Note/Bond	1.750%	4/30/22	7,250	7,196
United States Treasury Note/Bond	1.875%	5/31/22	6,500	6,503
United States Treasury Note/Bond	1.625%	8/15/22	1,340	1,316
United States Treasury Note/Bond	7.250%	8/15/22	975	1,334
United States Treasury Note/Bond	1.625%	11/15/22	15,180	14,872
United States Treasury Note/Bond	7.625%	11/15/22	575	808
United States Treasury Note/Bond	2.000%	2/15/23	6,275	6,303
United States Treasury Note/Bond	7.125%	2/15/23	1,590	2,188
United States Treasury Note/Bond	1.750%	5/15/23	26,445	25,990
United States Treasury Note/Bond	2.500%	8/15/23	8,295	8,618
United States Treasury Note/Bond	6.250%	8/15/23	1,725	2,286
United States Treasury Note/Bond	2.750%	11/15/23	6,545	6,919
United States Treasury Note/Bond	2.750%	2/15/24	11,025	11,642
United States Treasury Note/Bond	2.500%	5/15/24	20,135	20,833
United States Treasury Note/Bond	2.375%	8/15/24	14,935	15,283

United States Treasury Note/Bond	2.250%	11/15/24	17,216	17,415
United States Treasury Note/Bond	7.500%	11/15/24	1,605	2,357
United States Treasury Note/Bond	2.000%	2/15/25	15,338	15,165
United States Treasury Note/Bond	2.125%	5/15/25	6,000	6,002
				769,527
Agency Bonds and Notes (4.7%)
1 AID-Israel	5.500%	9/18/23	125	153
1 AID-Israel	5.500%	4/26/24	500	614
1 AID-Jordan	1.945%	6/23/19	200	205
1 AID-Jordan	2.503%	10/30/20	175	181
1 AID-Ukraine	1.844%	5/16/19	200	204
2 Federal Farm Credit Banks	5.150%	11/15/19	300	347
2 Federal Farm Credit Banks	3.500%	12/20/23	100	108
2 Federal Home Loan Banks	1.875%	3/8/19	1,000	1,022
2 Federal Home Loan Banks	1.875%	3/13/20	150	152
2 Federal Home Loan Banks	4.125%	3/13/20	1,870	2,093
2 Federal Home Loan Banks	3.375%	6/12/20	125	136
2 Federal Home Loan Banks	3.125%	12/11/20	1,000	1,073
2 Federal Home Loan Banks	5.250%	12/11/20	250	296
2 Federal Home Loan Banks	5.625%	6/11/21	400	486
2 Federal Home Loan Banks	2.000%	9/9/22	1,265	1,249
2 Federal Home Loan Banks	2.125%	3/10/23	650	643
2 Federal Home Loan Banks	2.875%	9/13/24	1,000	1,033
3 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	500	558
3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	440	480
3 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	400	406
3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	450	447
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	2,590	2,568
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,340	1,330
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	3,350	3,436
3 Federal National Mortgage Assn.	1.875%	9/18/18	550	563
3 Federal National Mortgage Assn.	1.625%	11/27/18	1,150	1,168
3 Federal National Mortgage Assn.	1.875%	2/19/19	1,750	1,789
3 Federal National Mortgage Assn.	1.750%	6/20/19	800	812
3 Federal National Mortgage Assn.	1.750%	9/12/19	5,350	5,417
3 Federal National Mortgage Assn.	0.000%	10/9/19	1,150	1,057
3 Federal National Mortgage Assn.	1.750%	11/26/19	750	759
3 Federal National Mortgage Assn.	1.625%	1/21/20	1,015	1,020
3 Federal National Mortgage Assn.	1.500%	6/22/20	1,200	1,193
3 Federal National Mortgage Assn.	2.625%	9/6/24	945	965
2 Financing Corp.	10.700%	10/6/17	122	149
2 Financing Corp.	9.800%	11/30/17	350	426
2 Financing Corp.	9.800%	4/6/18	200	247
2 Financing Corp.	10.350%	8/3/18	250	319
2 Financing Corp.	9.700%	4/5/19	50	65
NCUA Guaranteed Notes	3.000%	6/12/19	180	191
Private Export Funding Corp.	2.250%	12/15/17	25	26
Private Export Funding Corp.	1.875%	7/15/18	50	51
Private Export Funding Corp.	4.375%	3/15/19	700	771
Private Export Funding Corp.	1.450%	8/15/19	125	124
Private Export Funding Corp.	2.250%	3/15/20	150	153
Private Export Funding Corp.	2.050%	11/15/22	175	172
Private Export Funding Corp.	3.550%	1/15/24	75	81
Private Export Funding Corp.	2.450%	7/15/24	205	200
2 Tennessee Valley Authority	1.750%	10/15/18	125	127
2 Tennessee Valley Authority	3.875%	2/15/21	225	250
2 Tennessee Valley Authority	1.875%	8/15/22	125	122

2 Tennessee Valley Authority	2.875%	9/15/24	400	406
				37,843
Total U.S. Government and Agency Obligations (Cost $799,945)				807,370
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
4 Vanguard Market Liquidity Fund (Cost
$6,791)	0.136%		6,791,324	6,791
Total Investments (100.0%) (Cost $806,736)				814,161
Other Assets and Liabilities-Net (0.0%)				101
Net Assets (100%)				814,262

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	807,370	—
Temporary Cash Investments	6,791	—	—
Total	6,791	807,370	—

Intermediate-Term Government Bond Index Fund

C. At May 31, 2015, the cost of investment securities for tax purposes was $806,736,000. Net unrealized appreciation of investment securities for tax purposes was $7,425,000, consisting of unrealized gains of $8,315,000 on securities that had risen in value since their purchase and $890,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Government Bond Index Fund

Schedule of Investments
As of May 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (93.2%)
United States Treasury Note/Bond	2.250%	11/15/24	1,975	1,998
United States Treasury Note/Bond	2.000%	2/15/25	800	791
United States Treasury Note/Bond	6.875%	8/15/25	2,573	3,698
United States Treasury Note/Bond	6.000%	2/15/26	3,166	4,327
United States Treasury Note/Bond	6.750%	8/15/26	2,240	3,253
United States Treasury Note/Bond	6.500%	11/15/26	1,424	2,039
United States Treasury Note/Bond	6.625%	2/15/27	1,398	2,029
United States Treasury Note/Bond	6.375%	8/15/27	1,783	2,562
United States Treasury Note/Bond	6.125%	11/15/27	5,445	7,710
United States Treasury Note/Bond	5.500%	8/15/28	5,203	7,061
United States Treasury Note/Bond	5.250%	11/15/28	4,194	5,579
United States Treasury Note/Bond	5.250%	2/15/29	2,830	3,770
United States Treasury Note/Bond	6.125%	8/15/29	3,250	4,696
United States Treasury Note/Bond	6.250%	5/15/30	3,832	5,649
United States Treasury Note/Bond	5.375%	2/15/31	6,840	9,402
United States Treasury Note/Bond	4.500%	2/15/36	6,655	8,613
United States Treasury Note/Bond	4.750%	2/15/37	1,085	1,449
United States Treasury Note/Bond	5.000%	5/15/37	1,301	1,797
United States Treasury Note/Bond	4.375%	2/15/38	6,209	7,887
United States Treasury Note/Bond	4.500%	5/15/38	4,366	5,638
United States Treasury Note/Bond	3.500%	2/15/39	9,689	10,809
United States Treasury Note/Bond	4.250%	5/15/39	7,831	9,774
United States Treasury Note/Bond	4.500%	8/15/39	10,450	13,528
United States Treasury Note/Bond	4.375%	11/15/39	10,607	13,501
United States Treasury Note/Bond	4.625%	2/15/40	12,777	16,864
United States Treasury Note/Bond	4.375%	5/15/40	10,658	13,592
United States Treasury Note/Bond	3.875%	8/15/40	5,198	6,159
United States Treasury Note/Bond	4.250%	11/15/40	8,462	10,618
United States Treasury Note/Bond	4.750%	2/15/41	7,728	10,436
United States Treasury Note/Bond	4.375%	5/15/41	2,159	2,770
United States Treasury Note/Bond	3.750%	8/15/41	4,330	5,053
United States Treasury Note/Bond	3.125%	11/15/41	5,905	6,189
United States Treasury Note/Bond	3.125%	2/15/42	6,396	6,695
United States Treasury Note/Bond	3.000%	5/15/42	8,095	8,264
United States Treasury Note/Bond	2.750%	8/15/42	16,760	16,270
United States Treasury Note/Bond	2.750%	11/15/42	19,280	18,702
United States Treasury Note/Bond	3.125%	2/15/43	18,915	19,737
United States Treasury Note/Bond	2.875%	5/15/43	27,025	26,869
United States Treasury Note/Bond	3.625%	8/15/43	26,310	30,109
United States Treasury Note/Bond	3.750%	11/15/43	22,223	26,008
United States Treasury Note/Bond	3.625%	2/15/44	25,825	29,570
United States Treasury Note/Bond	3.375%	5/15/44	21,540	23,590
United States Treasury Note/Bond	3.125%	8/15/44	29,875	31,252
United States Treasury Note/Bond	3.000%	11/15/44	16,305	16,657
United States Treasury Note/Bond	2.500%	2/15/45	17,150	15,794
United States Treasury Note/Bond	3.000%	5/15/45	6,500	6,657
				485,415

Agency Bonds and Notes (5.8%)
1 AID-Israel	5.500%	9/18/33	150	201
2 Federal Home Loan Banks	5.500%	7/15/36	1,050	1,402
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	913	1,335
3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	2,470	3,640
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,334	3,340
3 Federal National Mortgage Assn.	6.250%	5/15/29	700	979
3 Federal National Mortgage Assn.	7.125%	1/15/30	730	1,104
3 Federal National Mortgage Assn.	7.250%	5/15/30	2,155	3,292
3 Federal National Mortgage Assn.	6.625%	11/15/30	3,255	4,742
3 Federal National Mortgage Assn.	5.625%	7/15/37	675	923
3 Federal National Mortgage Assn.	6.210%	8/6/38	300	437
2 Tennessee Valley Authority	6.750%	11/1/25	1,045	1,438
2 Tennessee Valley Authority	7.125%	5/1/30	650	948
2 Tennessee Valley Authority	4.700%	7/15/33	100	116
2 Tennessee Valley Authority	4.650%	6/15/35	575	665
2 Tennessee Valley Authority	5.880%	4/1/36	1,260	1,683
2 Tennessee Valley Authority	6.150%	1/15/38	165	230
2 Tennessee Valley Authority	5.500%	6/15/38	150	192
2 Tennessee Valley Authority	5.250%	9/15/39	1,352	1,704
2 Tennessee Valley Authority	3.500%	12/15/42	250	245
2 Tennessee Valley Authority	4.875%	1/15/48	245	288
2 Tennessee Valley Authority	5.375%	4/1/56	215	271
2 Tennessee Valley Authority	4.625%	9/15/60	850	942
				30,117
Total U.S. Government and Agency Obligations (Cost $505,925)				515,532
			Shares
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
4 Vanguard Market Liquidity Fund (Cost
$5,071)	0.136%		5,070,833	5,071

Total Investments (100.0%) (Cost $510,996)				520,603
Other Assets and Liabilities-Net (0.0%)				(149)
Net Assets (100%)				520,454

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Long-Term Government Bond Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	515,532	—
Temporary Cash Investments	5,071	—	—
Total	5,071	515,532	—

C. At May 31, 2015, the cost of investment securities for tax purposes was $510,996,000. Net unrealized appreciation of investment securities for tax purposes was $9,607,000, consisting of unrealized gains of $12,947,000 on securities that had risen in value since their purchase and $3,340,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Corporate Bond Index Fund

Schedule of Investments
As of May 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.6%)
U.S. Government Securities (0.6%)
United States Treasury Note/Bond	0.500%	4/30/17	45,790	45,719
United States Treasury Note/Bond	0.625%	5/31/17	1,000	1,000
United States Treasury Note/Bond	1.000%	3/15/18	376	377
United States Treasury Note/Bond	1.500%	5/31/20	25,000	25,016
Total U.S. Government and Agency Obligations (Cost $72,087)				72,112
Corporate Bonds (98.3%)
Finance (42.3%)
Banking (33.4%)
Abbey National Treasury Services plc	1.375%	3/13/17	7,170	7,197
Abbey National Treasury Services plc	3.050%	8/23/18	6,595	6,857
Abbey National Treasury Services plc	2.350%	9/10/19	11,025	11,116
Abbey National Treasury Services plc	2.375%	3/16/20	9,300	9,337
American Express Bank FSB	6.000%	9/13/17	6,630	7,292
American Express Centurion Bank	5.950%	6/12/17	300	327
American Express Centurion Bank	6.000%	9/13/17	4,754	5,234
American Express Co.	5.500%	9/12/16	4,950	5,237
American Express Co.	6.150%	8/28/17	9,433	10,381
American Express Co.	7.000%	3/19/18	17,230	19,709
American Express Co.	1.550%	5/22/18	7,250	7,226
American Express Co.	8.125%	5/20/19	1,575	1,932
1 American Express Co.	6.800%	9/1/66	6,406	6,662
American Express Credit Corp.	1.300%	7/29/16	13,025	13,092
American Express Credit Corp.	2.800%	9/19/16	13,682	14,019
American Express Credit Corp.	2.375%	3/24/17	14,770	15,084
American Express Credit Corp.	1.125%	6/5/17	13,100	13,080
American Express Credit Corp.	2.125%	7/27/18	6,100	6,214
American Express Credit Corp.	2.125%	3/18/19	11,465	11,532
American Express Credit Corp.	2.250%	8/15/19	9,750	9,826
American Express Credit Corp.	2.375%	5/26/20	10,000	10,019
Associates Corp. of North America	6.950%	11/1/18	7,456	8,666
Australia & New Zealand Banking Group Ltd.	1.250%	1/10/17	8,500	8,530
Australia & New Zealand Banking Group Ltd.	1.250%	6/13/17	4,575	4,595
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	6,625	6,702
Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	8,375	8,463
Bank of America Corp.	3.750%	7/12/16	17,008	17,495
Bank of America Corp.	6.500%	8/1/16	26,750	28,340
Bank of America Corp.	5.750%	8/15/16	4,700	4,935
Bank of America Corp.	7.800%	9/15/16	3,900	4,209
Bank of America Corp.	5.625%	10/14/16	13,540	14,323
Bank of America Corp.	1.350%	11/21/16	3,725	3,731
Bank of America Corp.	5.420%	3/15/17	7,351	7,827
Bank of America Corp.	3.875%	3/22/17	11,450	11,935
Bank of America Corp.	5.700%	5/2/17	6,210	6,661
Bank of America Corp.	1.700%	8/25/17	8,275	8,302
Bank of America Corp.	6.400%	8/28/17	19,010	20,928
Bank of America Corp.	6.000%	9/1/17	11,545	12,601
Bank of America Corp.	5.750%	12/1/17	21,180	23,200
Bank of America Corp.	2.000%	1/11/18	22,610	22,756

Bank of America Corp.	6.875%	4/25/18	45,410	51,598
Bank of America Corp.	5.650%	5/1/18	26,140	28,852
Bank of America Corp.	1.750%	6/5/18	15,000	14,987
Bank of America Corp.	6.500%	7/15/18	3,000	3,395
Bank of America Corp.	6.875%	11/15/18	6,611	7,622
Bank of America Corp.	2.600%	1/15/19	38,257	38,847
Bank of America Corp.	5.490%	3/15/19	3,200	3,531
Bank of America Corp.	2.650%	4/1/19	19,685	20,034
Bank of America Corp.	7.625%	6/1/19	18,450	22,098
Bank of America Corp.	2.250%	4/21/20	20,725	20,493
Bank of America NA	1.125%	11/14/16	8,850	8,854
Bank of America NA	1.250%	2/14/17	8,201	8,210
Bank of America NA	5.300%	3/15/17	14,254	15,161
Bank of America NA	6.100%	6/15/17	4,345	4,718
Bank of America NA	1.650%	3/26/18	9,675	9,676
Bank of Montreal	1.300%	7/15/16	9,640	9,702
Bank of Montreal	2.500%	1/11/17	11,099	11,387
Bank of Montreal	1.300%	7/14/17	6,825	6,852
Bank of Montreal	1.400%	9/11/17	7,710	7,706
Bank of Montreal	1.450%	4/9/18	5,949	5,963
Bank of Montreal	1.400%	4/10/18	6,375	6,378
Bank of Montreal	2.375%	1/25/19	9,850	10,032
Bank of New York Mellon Corp.	2.300%	7/28/16	11,840	12,055
Bank of New York Mellon Corp.	2.400%	1/17/17	9,125	9,334
Bank of New York Mellon Corp.	1.969%	6/20/17	1,550	1,576
Bank of New York Mellon Corp.	1.350%	3/6/18	8,050	8,058
Bank of New York Mellon Corp.	2.100%	8/1/18	2,250	2,284
Bank of New York Mellon Corp.	2.100%	1/15/19	4,500	4,546
Bank of New York Mellon Corp.	2.200%	3/4/19	3,350	3,388
Bank of New York Mellon Corp.	2.200%	5/15/19	5,800	5,858
Bank of New York Mellon Corp.	5.450%	5/15/19	7,075	7,988
Bank of New York Mellon Corp.	2.300%	9/11/19	6,350	6,432
Bank of New York Mellon Corp.	4.600%	1/15/20	225	249
Bank of New York Mellon Corp.	2.150%	2/24/20	9,950	9,961
Bank of Nova Scotia	1.375%	7/15/16	3,425	3,450
Bank of Nova Scotia	1.100%	12/13/16	9,739	9,761
Bank of Nova Scotia	2.550%	1/12/17	9,015	9,235
Bank of Nova Scotia	1.250%	4/11/17	7,220	7,256
Bank of Nova Scotia	1.300%	7/21/17	4,100	4,114
Bank of Nova Scotia	1.375%	12/18/17	11,959	11,926
Bank of Nova Scotia	1.450%	4/25/18	6,750	6,745
Bank of Nova Scotia	2.050%	10/30/18	9,826	9,951
Bank of Nova Scotia	2.050%	6/5/19	11,500	11,554
Barclays Bank plc	5.000%	9/22/16	12,175	12,807
Barclays Bank plc	2.500%	2/20/19	13,775	14,027
Barclays Bank plc	6.750%	5/22/19	11,504	13,508
Barclays Bank plc	5.125%	1/8/20	12,290	13,895
Barclays plc	2.000%	3/16/18	8,000	8,027
Barclays plc	2.750%	11/8/19	13,775	13,914
BB&T Corp.	2.150%	3/22/17	7,300	7,420
BB&T Corp.	4.900%	6/30/17	2,575	2,732
BB&T Corp.	1.600%	8/15/17	8,005	8,053
BB&T Corp.	1.450%	1/12/18	3,870	3,869
BB&T Corp.	2.050%	6/19/18	6,909	7,014
BB&T Corp.	2.250%	2/1/19	2,450	2,482
BB&T Corp.	6.850%	4/30/19	3,150	3,711
BB&T Corp.	5.250%	11/1/19	4,722	5,273

BB&T Corp.	2.450%	1/15/20	11,450	11,522
Bear Stearns Cos. LLC	5.550%	1/22/17	9,100	9,693
Bear Stearns Cos. LLC	6.400%	10/2/17	16,060	17,804
Bear Stearns Cos. LLC	7.250%	2/1/18	23,750	27,135
Bear Stearns Cos. LLC	4.650%	7/2/18	3,000	3,252
BNP Paribas SA	1.250%	12/12/16	8,725	8,749
BNP Paribas SA	2.375%	9/14/17	22,203	22,637
BNP Paribas SA	2.700%	8/20/18	12,846	13,216
BNP Paribas SA	2.400%	12/12/18	10,103	10,283
BNP Paribas SA	2.450%	3/17/19	1,840	1,872
BNP Paribas SA	2.375%	5/21/20	6,000	5,999
BPCE SA	1.625%	2/10/17	7,200	7,253
BPCE SA	1.613%	7/25/17	4,800	4,826
BPCE SA	2.500%	12/10/18	8,400	8,584
BPCE SA	2.500%	7/15/19	7,925	8,038
BPCE SA	2.250%	1/27/20	5,525	5,548
Branch Banking & Trust Co.	1.450%	10/3/16	4,463	4,497
Branch Banking & Trust Co.	1.050%	12/1/16	1,675	1,678
Branch Banking & Trust Co.	1.000%	4/3/17	3,000	2,994
Branch Banking & Trust Co.	1.350%	10/1/17	5,500	5,516
Branch Banking & Trust Co.	2.300%	10/15/18	9,825	10,028
Canadian Imperial Bank of Commerce	1.350%	7/18/16	5,800	5,842
Canadian Imperial Bank of Commerce	1.550%	1/23/18	9,525	9,566
Capital One Bank USA NA	1.150%	11/21/16	4,500	4,504
Capital One Bank USA NA	1.300%	6/5/17	2,550	2,541
Capital One Bank USA NA	2.150%	11/21/18	3,700	3,720
Capital One Bank USA NA	2.250%	2/13/19	13,650	13,643
Capital One Bank USA NA	2.300%	6/5/19	5,750	5,753
Capital One Bank USA NA	8.800%	7/15/19	1,777	2,198
Capital One Financial Corp.	3.150%	7/15/16	5,975	6,109
Capital One Financial Corp.	6.150%	9/1/16	9,000	9,551
Capital One Financial Corp.	6.750%	9/15/17	5,300	5,913
Capital One Financial Corp.	2.450%	4/24/19	7,600	7,666
Capital One NA	1.500%	9/5/17	1,800	1,792
Capital One NA	1.650%	2/5/18	12,375	12,328
Capital One NA	1.500%	3/22/18	3,806	3,765
Capital One NA	2.400%	9/5/19	8,100	8,105
Citigroup Inc.	1.300%	4/1/16	371	372
Citigroup Inc.	1.300%	11/15/16	8,061	8,080
Citigroup Inc.	4.450%	1/10/17	19,660	20,616
Citigroup Inc.	5.500%	2/15/17	7,499	7,992
Citigroup Inc.	1.350%	3/10/17	8,100	8,095
Citigroup Inc.	1.550%	8/14/17	6,825	6,820
Citigroup Inc.	6.000%	8/15/17	12,650	13,836
Citigroup Inc.	6.125%	11/21/17	25,022	27,665
Citigroup Inc.	1.850%	11/24/17	12,850	12,927
Citigroup Inc.	1.800%	2/5/18	19,850	19,853
Citigroup Inc.	1.700%	4/27/18	20,375	20,275
Citigroup Inc.	1.750%	5/1/18	10,815	10,777
Citigroup Inc.	6.125%	5/15/18	18,424	20,616
Citigroup Inc.	2.500%	9/26/18	9,750	9,923
Citigroup Inc.	2.550%	4/8/19	18,500	18,714
Citigroup Inc.	8.500%	5/22/19	18,483	22,795
Citigroup Inc.	2.500%	7/29/19	14,275	14,368
Citigroup Inc.	2.400%	2/18/20	10,670	10,654
Citigroup Inc.	5.375%	8/9/20	1,000	1,130
Citizens Bank NA	1.600%	12/4/17	3,575	3,586

Citizens Bank NA	2.450%	12/4/19	3,600	3,618
Comerica Bank	5.750%	11/21/16	6,018	6,421
Comerica Bank	5.200%	8/22/17	2,155	2,322
Comerica Inc.	2.125%	5/23/19	2,100	2,095
Commonwealth Bank of Australia	1.125%	3/13/17	3,150	3,159
Commonwealth Bank of Australia	1.400%	9/8/17	7,425	7,470
Commonwealth Bank of Australia	1.900%	9/18/17	12,885	13,088
Commonwealth Bank of Australia	1.625%	3/12/18	11,000	11,075
Commonwealth Bank of Australia	2.500%	9/20/18	13,603	13,988
Commonwealth Bank of Australia	2.250%	3/13/19	14,200	14,413
Commonwealth Bank of Australia	2.300%	9/6/19	7,000	7,075
Compass Bank	1.850%	9/29/17	2,300	2,304
Compass Bank	6.400%	10/1/17	1,730	1,891
Compass Bank	2.750%	9/29/19	2,300	2,311
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	14,200	14,736
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.700%	3/19/18	17,650	17,758
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	11,300	11,462
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/20	9,500	9,559
Corpbanca SA	3.125%	1/15/18	6,600	6,666
2 Corpbanca SA	3.875%	9/22/19	2,000	2,039
Credit Suisse	1.375%	5/26/17	22,305	22,315
Credit Suisse	6.000%	2/15/18	9,275	10,239
Credit Suisse	1.700%	4/27/18	14,375	14,316
Credit Suisse	2.300%	5/28/19	19,650	19,751
Credit Suisse	5.300%	8/13/19	7,895	8,855
Credit Suisse	5.400%	1/14/20	9,600	10,702
Credit Suisse AG	1.750%	1/29/18	13,000	12,992
2 Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	13,500	13,501
Deutsche Bank AG	1.400%	2/13/17	7,701	7,702
Deutsche Bank AG	1.350%	5/30/17	9,300	9,275
Deutsche Bank AG	6.000%	9/1/17	21,865	23,927
Deutsche Bank AG	1.875%	2/13/18	8,675	8,698
Deutsche Bank AG	2.500%	2/13/19	19,450	19,734
Discover Bank	2.000%	2/21/18	5,833	5,834
Discover Bank	7.000%	4/15/20	3,475	4,077
Discover Financial Services	6.450%	6/12/17	2,175	2,379
Fifth Third Bancorp	5.450%	1/15/17	2,482	2,641
Fifth Third Bancorp	4.500%	6/1/18	1,875	2,010
Fifth Third Bancorp	2.300%	3/1/19	6,300	6,353
Fifth Third Bank	1.150%	11/18/16	8,306	8,315
Fifth Third Bank	1.350%	6/1/17	5,000	5,004
Fifth Third Bank	1.450%	2/28/18	2,500	2,489
Fifth Third Bank	2.375%	4/25/19	7,350	7,435
First Niagara Financial Group Inc.	6.750%	3/19/20	2,125	2,350
First Republic Bank	2.375%	6/17/19	3,220	3,237
Goldman Sachs Group Inc.	5.750%	10/1/16	12,125	12,856
Goldman Sachs Group Inc.	5.625%	1/15/17	19,006	20,237
Goldman Sachs Group Inc.	6.250%	9/1/17	15,338	16,860
Goldman Sachs Group Inc.	5.950%	1/18/18	25,836	28,576
Goldman Sachs Group Inc.	2.375%	1/22/18	21,182	21,502
Goldman Sachs Group Inc.	6.150%	4/1/18	27,475	30,662
Goldman Sachs Group Inc.	2.900%	7/19/18	21,290	21,904
Goldman Sachs Group Inc.	2.625%	1/31/19	21,822	22,203

Goldman Sachs Group Inc.	7.500%	2/15/19	18,802	22,254
Goldman Sachs Group Inc.	2.550%	10/23/19	18,500	18,627
Goldman Sachs Group Inc.	5.375%	3/15/20	18,879	21,217
Goldman Sachs Group Inc.	2.600%	4/23/20	16,600	16,627
Goldman Sachs Group Inc.	6.000%	6/15/20	1,000	1,154
HSBC Bank USA NA	6.000%	8/9/17	4,050	4,437
HSBC USA Inc.	1.300%	6/23/17	2,100	2,104
HSBC USA Inc.	1.500%	11/13/17	2,775	2,773
HSBC USA Inc.	1.625%	1/16/18	12,500	12,538
HSBC USA Inc.	1.700%	3/5/18	10,250	10,268
HSBC USA Inc.	2.625%	9/24/18	5,484	5,637
HSBC USA Inc.	2.250%	6/23/19	5,900	5,874
HSBC USA Inc.	2.375%	11/13/19	10,100	10,160
HSBC USA Inc.	2.350%	3/5/20	16,750	16,754
Huntington Bancshares Inc.	2.600%	8/2/18	2,050	2,085
Huntington National Bank	1.350%	8/2/16	1,500	1,493
Huntington National Bank	1.300%	11/20/16	3,375	3,375
Huntington National Bank	1.375%	4/24/17	1,000	999
Huntington National Bank	2.200%	4/1/19	5,550	5,541
Huntington National Bank	2.400%	4/1/20	9,525	9,488
Intesa Sanpaolo SPA	2.375%	1/13/17	10,175	10,266
Intesa Sanpaolo SPA	3.875%	1/16/18	8,800	9,156
Intesa Sanpaolo SPA	3.875%	1/15/19	13,650	14,258
JPMorgan Chase & Co.	3.150%	7/5/16	28,575	29,229
JPMorgan Chase & Co.	1.350%	2/15/17	21,785	21,850
JPMorgan Chase & Co.	6.125%	6/27/17	3,755	4,096
JPMorgan Chase & Co.	2.000%	8/15/17	15,203	15,416
JPMorgan Chase & Co.	6.000%	1/15/18	39,784	44,225
JPMorgan Chase & Co.	1.800%	1/25/18	7,875	7,933
JPMorgan Chase & Co.	1.700%	3/1/18	16,725	16,790
JPMorgan Chase & Co.	1.625%	5/15/18	16,125	16,084
JPMorgan Chase & Co.	2.350%	1/28/19	10,975	11,108
JPMorgan Chase & Co.	6.300%	4/23/19	19,925	22,910
JPMorgan Chase & Co.	2.200%	10/22/19	13,703	13,644
JPMorgan Chase & Co.	2.250%	1/23/20	32,425	32,235
JPMorgan Chase & Co.	4.950%	3/25/20	5,597	6,235
JPMorgan Chase Bank NA	6.000%	7/5/17	3,200	3,495
JPMorgan Chase Bank NA	6.000%	10/1/17	18,935	20,853
KeyBank NA	1.100%	11/25/16	1,000	1,001
KeyBank NA	1.650%	2/1/18	6,950	6,965
KeyBank NA	1.700%	6/1/18	6,000	5,996
KeyBank NA	2.500%	12/15/19	2,450	2,486
KeyBank NA	2.250%	3/16/20	5,850	5,854
KeyCorp	2.300%	12/13/18	8,225	8,335
Lloyds Bank plc	4.200%	3/28/17	6,955	7,341
Lloyds Bank plc	1.750%	3/16/18	6,200	6,216
Lloyds Bank plc	1.750%	5/14/18	8,900	8,922
Lloyds Bank plc	2.300%	11/27/18	4,500	4,566
Lloyds Bank plc	2.350%	9/5/19	8,675	8,750
Lloyds Bank plc	2.400%	3/17/20	6,200	6,231
Manufacturers & Traders Trust Co.	1.400%	7/25/17	6,500	6,502
Manufacturers & Traders Trust Co.	6.625%	12/4/17	3,915	4,391
Manufacturers & Traders Trust Co.	1.450%	3/7/18	2,150	2,143
Manufacturers & Traders Trust Co.	2.300%	1/30/19	10,750	10,831
Manufacturers & Traders Trust Co.	2.250%	7/25/19	7,400	7,448
Manufacturers & Traders Trust Co.	2.100%	2/6/20	5,825	5,796
Morgan Stanley	5.750%	10/18/16	11,875	12,618

Morgan Stanley	5.450%	1/9/17	20,475	21,782
Morgan Stanley	4.750%	3/22/17	17,775	18,834
Morgan Stanley	5.550%	4/27/17	10,445	11,254
Morgan Stanley	6.250%	8/28/17	8,625	9,481
Morgan Stanley	5.950%	12/28/17	14,875	16,425
Morgan Stanley	1.875%	1/5/18	13,000	13,066
Morgan Stanley	6.625%	4/1/18	25,100	28,413
Morgan Stanley	2.125%	4/25/18	16,525	16,678
Morgan Stanley	2.500%	1/24/19	12,800	12,977
Morgan Stanley	7.300%	5/13/19	16,340	19,347
Morgan Stanley	2.375%	7/23/19	16,250	16,327
Morgan Stanley	5.625%	9/23/19	29,237	33,040
Morgan Stanley	5.500%	1/26/20	12,175	13,743
Morgan Stanley	2.650%	1/27/20	18,900	19,078
Morgan Stanley	5.500%	7/24/20	1,000	1,136
MUFG Americas Holdings Corp.	1.625%	2/9/18	3,375	3,375
MUFG Americas Holdings Corp.	2.250%	2/10/20	6,450	6,432
MUFG Union Bank NA	1.500%	9/26/16	5,250	5,280
MUFG Union Bank NA	2.125%	6/16/17	5,925	6,014
MUFG Union Bank NA	2.625%	9/26/18	13,850	14,205
MUFG Union Bank NA	2.250%	5/6/19	2,700	2,716
Murray Street Investment Trust I	4.647%	3/9/17	12,038	12,704
National Australia Bank Ltd.	1.300%	7/25/16	2,000	2,012
National Australia Bank Ltd.	2.750%	3/9/17	8,350	8,602
National Australia Bank Ltd.	2.300%	7/25/18	5,675	5,783
National Bank of Canada	1.450%	11/7/17	6,650	6,649
National City Bank	5.800%	6/7/17	500	542
National City Corp.	6.875%	5/15/19	9,600	11,208
PNC Bank NA	1.300%	10/3/16	1,700	1,708
PNC Bank NA	1.150%	11/1/16	10,250	10,267
PNC Bank NA	5.250%	1/15/17	3,000	3,193
PNC Bank NA	1.125%	1/27/17	2,750	2,754
PNC Bank NA	4.875%	9/21/17	2,225	2,390
PNC Bank NA	1.500%	10/18/17	4,450	4,467
PNC Bank NA	6.000%	12/7/17	3,440	3,812
PNC Bank NA	1.500%	2/23/18	9,700	9,725
PNC Bank NA	1.600%	6/1/18	5,600	5,612
PNC Bank NA	2.200%	1/28/19	5,692	5,757
PNC Bank NA	2.250%	7/2/19	5,825	5,865
PNC Bank NA	2.400%	10/18/19	12,375	12,517
PNC Funding Corp.	2.700%	9/19/16	9,850	10,048
PNC Funding Corp.	5.625%	2/1/17	6,239	6,673
PNC Funding Corp.	6.700%	6/10/19	3,925	4,620
PNC Funding Corp.	5.125%	2/8/20	12,037	13,598
Regions Bank	7.500%	5/15/18	3,092	3,567
Regions Financial Corp.	2.000%	5/15/18	4,775	4,772
Royal Bank of Canada	2.300%	7/20/16	7,625	7,752
Royal Bank of Canada	1.450%	9/9/16	3,200	3,227
Royal Bank of Canada	1.200%	1/23/17	12,100	12,169
Royal Bank of Canada	1.000%	4/27/17	4,000	3,997
Royal Bank of Canada	1.250%	6/16/17	6,650	6,670
Royal Bank of Canada	1.400%	10/13/17	11,650	11,719
Royal Bank of Canada	1.500%	1/16/18	11,925	11,948
Royal Bank of Canada	2.200%	7/27/18	13,738	14,014
Royal Bank of Canada	2.150%	3/15/19	11,158	11,281
Royal Bank of Canada	2.150%	3/6/20	4,000	4,031
Royal Bank of Scotland Group plc	1.875%	3/31/17	5,838	5,835

Royal Bank of Scotland Group plc	6.400%	10/21/19	10,786	12,311
Santander Bank NA	2.000%	1/12/18	5,175	5,185
Santander Bank NA	8.750%	5/30/18	2,539	2,975
Santander Holdings USA Inc.	4.625%	4/19/16	325	334
Santander Holdings USA Inc.	3.450%	8/27/18	7,800	8,104
Santander Holdings USA Inc.	2.650%	4/17/20	3,500	3,483
Societe Generale SA	2.750%	10/12/17	9,750	10,018
Societe Generale SA	2.625%	10/1/18	2,900	2,974
State Street Bank & Trust Co.	5.250%	10/15/18	225	251
State Street Corp.	5.375%	4/30/17	300	324
State Street Corp.	4.956%	3/15/18	4,800	5,173
State Street Corp.	1.350%	5/15/18	5,950	5,929
Sumitomo Mitsui Banking Corp.	1.450%	7/19/16	4,050	4,067
Sumitomo Mitsui Banking Corp.	1.300%	1/10/17	4,700	4,699
Sumitomo Mitsui Banking Corp.	1.350%	7/11/17	4,500	4,494
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	7,275	7,331
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	4,400	4,386
Sumitomo Mitsui Banking Corp.	2.500%	7/19/18	2,225	2,272
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	10,475	10,657
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	7,695	7,729
Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	17,750	17,927
SunTrust Bank	1.350%	2/15/17	4,775	4,788
SunTrust Bank	7.250%	3/15/18	4,175	4,768
SunTrust Banks Inc.	3.500%	1/20/17	3,150	3,258
SunTrust Banks Inc.	6.000%	9/11/17	1,600	1,751
SunTrust Banks Inc.	2.350%	11/1/18	7,883	7,998
SunTrust Banks Inc.	2.500%	5/1/19	4,400	4,453
Svenska Handelsbanken AB	3.125%	7/12/16	8,125	8,341
Svenska Handelsbanken AB	2.875%	4/4/17	15,575	16,082
Svenska Handelsbanken AB	1.625%	3/21/18	8,050	8,068
Svenska Handelsbanken AB	2.500%	1/25/19	7,875	8,044
Svenska Handelsbanken AB	2.250%	6/17/19	8,050	8,151
Synchrony Financial	1.875%	8/15/17	2,800	2,806
Synchrony Financial	3.000%	8/15/19	13,700	13,947
Synchrony Financial	2.700%	2/3/20	4,400	4,409
Toronto-Dominion Bank	2.500%	7/14/16	13,180	13,455
Toronto-Dominion Bank	2.375%	10/19/16	12,825	13,103
Toronto-Dominion Bank	1.125%	5/2/17	9,900	9,925
Toronto-Dominion Bank	1.400%	4/30/18	17,045	17,062
Toronto-Dominion Bank	2.625%	9/10/18	11,525	11,954
Toronto-Dominion Bank	2.125%	7/2/19	16,350	16,534
Toronto-Dominion Bank	2.250%	11/5/19	11,050	11,186
UBS AG	5.875%	7/15/16	13,900	14,621
UBS AG	1.375%	6/1/17	9,300	9,293
UBS AG	7.375%	6/15/17	200	221
UBS AG	1.375%	8/14/17	6,675	6,662
UBS AG	5.875%	12/20/17	16,775	18,517
UBS AG	1.800%	3/26/18	18,400	18,428
UBS AG	5.750%	4/25/18	12,844	14,309
UBS AG	2.375%	8/14/19	14,420	14,524
UBS AG	2.350%	3/26/20	10,600	10,593
US Bancorp	3.442%	2/1/16	3,275	3,327
US Bancorp	2.200%	11/15/16	13,350	13,613
US Bancorp	1.650%	5/15/17	9,225	9,345
US Bancorp	1.950%	11/15/18	5,550	5,631
US Bancorp	2.200%	4/25/19	7,800	7,939
US Bank NA	1.100%	1/30/17	4,900	4,918

US Bank NA	1.375%	9/11/17	6,475	6,503
US Bank NA	1.350%	1/26/18	5,000	5,010
US Bank NA	2.125%	10/28/19	14,000	14,142
Vesey Street Investment Trust I	4.404%	9/1/16	5,828	6,052
Wachovia Bank NA	6.000%	11/15/17	9,790	10,865
Wachovia Corp.	5.625%	10/15/16	11,590	12,317
Wachovia Corp.	5.750%	6/15/17	15,300	16,697
Wachovia Corp.	5.750%	2/1/18	18,400	20,455
Wells Fargo & Co.	3.676%	6/15/16	18,680	19,247
Wells Fargo & Co.	1.250%	7/20/16	17,210	17,266
Wells Fargo & Co.	5.125%	9/15/16	4,212	4,436
Wells Fargo & Co.	2.625%	12/15/16	9,900	10,141
Wells Fargo & Co.	2.100%	5/8/17	16,200	16,517
Wells Fargo & Co.	1.150%	6/2/17	6,350	6,347
Wells Fargo & Co.	1.400%	9/8/17	10,200	10,227
Wells Fargo & Co.	5.625%	12/11/17	17,726	19,598
Wells Fargo & Co.	1.500%	1/16/18	15,875	15,905
Wells Fargo & Co.	2.150%	1/15/19	8,279	8,367
Wells Fargo & Co.	2.125%	4/22/19	11,600	11,695
Wells Fargo & Co.	2.150%	1/30/20	13,625	13,604
Westpac Banking Corp.	1.050%	11/25/16	9,432	9,458
Westpac Banking Corp.	1.200%	5/19/17	9,800	9,846
Westpac Banking Corp.	2.000%	8/14/17	7,764	7,888
Westpac Banking Corp.	1.500%	12/1/17	6,425	6,442
Westpac Banking Corp.	1.600%	1/12/18	6,560	6,581
Westpac Banking Corp.	2.250%	7/30/18	8,400	8,553
Westpac Banking Corp.	2.250%	1/17/19	8,525	8,654
Westpac Banking Corp.	4.875%	11/19/19	13,113	14,639
Westpac Banking Corp.	2.300%	5/26/20	12,000	12,018

Brokerage (1.0%)
Ameriprise Financial Inc.	7.300%	6/28/19	1,175	1,408
Ameriprise Financial Inc.	5.300%	3/15/20	6,325	7,237
1 Ameriprise Financial Inc.	7.518%	6/1/66	2,200	2,277
BGC Partners Inc.	5.375%	12/9/19	2,000	2,072
BlackRock Inc.	6.250%	9/15/17	4,800	5,342
BlackRock Inc.	5.000%	12/10/19	7,100	8,028
Charles Schwab Corp.	1.500%	3/10/18	6,100	6,121
Charles Schwab Corp.	2.200%	7/25/18	2,175	2,220
Eaton Vance Corp.	6.500%	10/2/17	409	453
Franklin Resources Inc.	1.375%	9/15/17	2,025	2,033
Franklin Resources Inc.	4.625%	5/20/20	2,450	2,725
Intercontinental Exchange Inc.	2.500%	10/15/18	4,525	4,653
Jefferies Group LLC	5.125%	4/13/18	5,492	5,844
Jefferies Group LLC	8.500%	7/15/19	4,805	5,754
Lazard Group LLC	6.850%	6/15/17	651	713
Legg Mason Inc.	2.700%	7/15/19	3,495	3,531
Leucadia National Corp.	8.125%	9/15/15	1,969	2,006
NASDAQ OMX Group Inc.	5.250%	1/16/18	500	543
NASDAQ OMX Group Inc.	5.550%	1/15/20	6,300	7,021
Nomura Holdings Inc.	2.000%	9/13/16	9,933	10,025
Nomura Holdings Inc.	2.750%	3/19/19	8,350	8,477
Nomura Holdings Inc.	6.700%	3/4/20	10,650	12,586
NYSE Euronext	2.000%	10/5/17	7,850	7,961
Raymond James Financial Inc.	8.600%	8/15/19	2,050	2,518
TD Ameritrade Holding Corp.	5.600%	12/1/19	3,375	3,883

Finance Companies (2.7%)
Air Lease Corp.	5.625%	4/1/17	8,050	8,593
Air Lease Corp.	2.125%	1/15/18	3,550	3,528
Air Lease Corp.	3.375%	1/15/19	4,975	5,099
Air Lease Corp.	4.750%	3/1/20	2,975	3,176
Ares Capital Corp.	4.875%	11/30/18	5,325	5,593
Ares Capital Corp.	3.875%	1/15/20	3,825	3,888
FS Investment Corp.	4.000%	7/15/19	3,900	3,979
FS Investment Corp.	4.250%	1/15/20	1,325	1,339
GATX Corp.	3.500%	7/15/16	2,911	2,983
GATX Corp.	1.250%	3/4/17	2,650	2,642
GATX Corp.	2.375%	7/30/18	1,575	1,599
GATX Corp.	2.500%	7/30/19	1,575	1,578
GATX Corp.	2.600%	3/30/20	3,550	3,548
1 GE Capital Trust I	6.375%	11/15/67	6,765	7,365
General Electric Capital Corp.	1.500%	7/12/16	9,061	9,145
General Electric Capital Corp.	3.350%	10/17/16	8,890	9,200
General Electric Capital Corp.	5.375%	10/20/16	3,247	3,449
General Electric Capital Corp.	2.900%	1/9/17	11,404	11,785
General Electric Capital Corp.	5.400%	2/15/17	11,503	12,376
General Electric Capital Corp.	2.450%	3/15/17	3,600	3,695
General Electric Capital Corp.	2.300%	4/27/17	15,860	16,252
General Electric Capital Corp.	1.250%	5/15/17	7,025	7,063
General Electric Capital Corp.	5.625%	9/15/17	22,580	24,806
General Electric Capital Corp.	1.600%	11/20/17	7,750	7,840
General Electric Capital Corp.	1.625%	4/2/18	9,425	9,514
General Electric Capital Corp.	5.625%	5/1/18	35,122	39,282
General Electric Capital Corp.	2.300%	1/14/19	8,775	8,973
General Electric Capital Corp.	6.000%	8/7/19	13,801	16,054
General Electric Capital Corp.	2.100%	12/11/19	4,100	4,156
General Electric Capital Corp.	5.500%	1/8/20	16,500	18,998
General Electric Capital Corp.	2.200%	1/9/20	15,900	16,078
General Electric Capital Corp.	5.550%	5/4/20	10,176	11,796
1 General Electric Capital Corp.	6.375%	11/15/67	12,350	13,446
2 International Lease Finance Corp.	6.750%	9/1/16	9,070	9,569
2 International Lease Finance Corp.	7.125%	9/1/18	9,075	10,209
Prospect Capital Corp.	5.000%	7/15/19	2,150	2,230

Insurance (3.4%)
ACE INA Holdings Inc.	5.700%	2/15/17	900	970
ACE INA Holdings Inc.	5.800%	3/15/18	2,500	2,794
ACE INA Holdings Inc.	5.900%	6/15/19	3,425	3,931
Aegon NV	4.625%	12/1/15	275	281
Aetna Inc.	1.750%	5/15/17	600	606
Aetna Inc.	1.500%	11/15/17	3,660	3,679
Aetna Inc.	2.200%	3/15/19	5,500	5,571
Aflac Inc.	2.650%	2/15/17	4,925	5,061
Allied World Assurance Co. Ltd.	7.500%	8/1/16	2,777	2,968
1 Allstate Corp.	6.125%	5/15/67	4,409	4,596
American Financial Group Inc.	9.875%	6/15/19	2,015	2,544
American International Group Inc.	5.600%	10/18/16	4,383	4,643
American International Group Inc.	5.850%	1/16/18	23,874	26,483
American International Group Inc.	2.300%	7/16/19	7,600	7,652
Anthem Inc.	2.375%	2/15/17	3,511	3,579
Anthem Inc.	5.875%	6/15/17	4,900	5,334
Anthem Inc.	1.875%	1/15/18	3,375	3,391
Anthem Inc.	2.300%	7/15/18	4,198	4,265

Anthem Inc.	2.250%	8/15/19	8,115	8,114
Aon Corp.	3.125%	5/27/16	4,545	4,644
Assurant Inc.	2.500%	3/15/18	3,350	3,407
AXIS Specialty Finance plc	2.650%	4/1/19	1,720	1,733
Berkshire Hathaway Finance Corp.	0.950%	8/15/16	3,450	3,463
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	10,844	11,000
Berkshire Hathaway Finance Corp.	1.300%	5/15/18	8,138	8,163
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	11,200	12,516
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	5,425	5,546
Berkshire Hathaway Inc.	2.200%	8/15/16	3,150	3,209
Berkshire Hathaway Inc.	1.900%	1/31/17	12,642	12,893
Berkshire Hathaway Inc.	1.550%	2/9/18	5,075	5,129
Berkshire Hathaway Inc.	2.100%	8/14/19	2,200	2,233
Chubb Corp.	5.750%	5/15/18	3,805	4,285
1 Chubb Corp.	6.375%	3/29/67	7,455	7,884
CNA Financial Corp.	6.500%	8/15/16	3,669	3,898
CNA Financial Corp.	7.350%	11/15/19	1,875	2,240
Coventry Health Care Inc.	5.950%	3/15/17	4,355	4,719
Hartford Financial Services Group Inc.	5.375%	3/15/17	2,425	2,599
Hartford Financial Services Group Inc.	6.300%	3/15/18	3,853	4,318
Hartford Financial Services Group Inc.	6.000%	1/15/19	2,520	2,848
Hartford Financial Services Group Inc.	5.500%	3/30/20	2,750	3,129
HCC Insurance Holdings Inc.	6.300%	11/15/19	2,000	2,297
Humana Inc.	7.200%	6/15/18	2,700	3,112
Humana Inc.	6.300%	8/1/18	2,235	2,538
Humana Inc.	2.625%	10/1/19	1,625	1,654
Kemper Corp.	6.000%	5/15/17	3,425	3,666
Lincoln National Corp.	6.250%	2/15/20	3,425	3,997
1 Lincoln National Corp.	6.050%	4/20/67	6,500	5,931
Loews Corp.	5.250%	3/15/16	2,525	2,616
Manulife Financial Corp.	3.400%	9/17/15	6,125	6,173
Markel Corp.	7.125%	9/30/19	3,367	3,977
Marsh & McLennan Cos. Inc.	2.300%	4/1/17	1,450	1,476
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	1,150	1,180
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	1,750	1,767
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	4,500	4,515
MetLife Inc.	6.750%	6/1/16	7,697	8,146
MetLife Inc.	1.756%	12/15/17	8,075	8,166
MetLife Inc.	1.903%	12/15/17	2,600	2,631
MetLife Inc.	6.817%	8/15/18	7,202	8,358
MetLife Inc.	7.717%	2/15/19	6,070	7,308
Principal Financial Group Inc.	1.850%	11/15/17	1,625	1,640
Principal Financial Group Inc.	8.875%	5/15/19	2,075	2,582
1 Principal Financial Group Inc.	4.700%	5/15/55	3,800	3,802
1 Progressive Corp.	6.700%	6/15/67	4,217	4,407
Protective Life Corp.	7.375%	10/15/19	1,400	1,669
Prudential Financial Inc.	6.000%	12/1/17	9,346	10,388
Prudential Financial Inc.	2.300%	8/15/18	5,825	5,929
Prudential Financial Inc.	7.375%	6/15/19	4,375	5,243
1 Prudential Financial Inc.	8.875%	6/15/68	4,605	5,399
Reinsurance Group of America Inc.	5.625%	3/15/17	1,500	1,608
Reinsurance Group of America Inc.	6.450%	11/15/19	3,000	3,483
1 StanCorp Financial Group Inc.	6.900%	6/1/67	1,495	1,390
Torchmark Corp.	6.375%	6/15/16	1,500	1,579
Torchmark Corp.	9.250%	6/15/19	1,000	1,251
Transatlantic Holdings Inc.	5.750%	12/14/15	1,552	1,591
Travelers Cos. Inc.	6.250%	6/20/16	2,890	3,060

Travelers Cos. Inc.	5.750%	12/15/17	2,200	2,448
Travelers Cos. Inc.	5.800%	5/15/18	3,650	4,100
Travelers Cos. Inc.	5.900%	6/2/19	4,415	5,085
UnitedHealth Group Inc.	1.875%	11/15/16	2,625	2,667
UnitedHealth Group Inc.	6.000%	6/15/17	1,505	1,652
UnitedHealth Group Inc.	1.400%	10/15/17	5,100	5,137
UnitedHealth Group Inc.	1.400%	12/15/17	7,725	7,771
UnitedHealth Group Inc.	6.000%	2/15/18	8,981	10,086
UnitedHealth Group Inc.	1.625%	3/15/19	1,950	1,939
UnitedHealth Group Inc.	2.300%	12/15/19	6,825	6,933
Unum Group	7.125%	9/30/16	2,720	2,925
Voya Financial Inc.	2.900%	2/15/18	6,500	6,688
Willis North America Inc.	6.200%	3/28/17	245	262
WR Berkley Corp.	7.375%	9/15/19	1,282	1,527
XLIT Ltd.	2.300%	12/15/18	5,850	5,920
1 XLIT Ltd.	6.500%	10/29/49	7,000	6,031

Other Finance (0.0%)
ORIX Corp.	3.750%	3/9/17	3,050	3,167
XTRA Finance Corp.	5.150%	4/1/17	2,500	2,670

Real Estate Investment Trusts (1.8%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	2,900	2,897
AvalonBay Communities Inc.	5.750%	9/15/16	500	530
AvalonBay Communities Inc.	5.700%	3/15/17	1,335	1,440
BioMed Realty LP	3.850%	4/15/16	460	470
BioMed Realty LP	2.625%	5/1/19	2,810	2,825
Boston Properties LP	3.700%	11/15/18	4,415	4,688
Boston Properties LP	5.875%	10/15/19	6,009	6,871
Brandywine Operating Partnership LP	5.700%	5/1/17	5,900	6,320
Brandywine Operating Partnership LP	4.950%	4/15/18	1,375	1,474
DDR Corp.	7.500%	4/1/17	5,600	6,174
Digital Realty Trust LP	5.875%	2/1/20	3,200	3,631
Duke Realty LP	5.950%	2/15/17	5,019	5,396
Equity CommonWealth	6.250%	6/15/17	1,000	1,065
Equity CommonWealth	6.650%	1/15/18	1,000	1,085
ERP Operating LP	5.375%	8/1/16	1,900	1,996
ERP Operating LP	5.750%	6/15/17	6,225	6,777
ERP Operating LP	2.375%	7/1/19	3,500	3,544
Essex Portfolio LP	5.500%	3/15/17	1,625	1,743
Government Properties Income Trust	3.750%	8/15/19	2,500	2,583
HCP Inc.	6.000%	1/30/17	3,100	3,328
HCP Inc.	6.700%	1/30/18	8,345	9,375
HCP Inc.	3.750%	2/1/19	1,700	1,779
HCP Inc.	2.625%	2/1/20	8,625	8,625
Health Care REIT Inc.	6.200%	6/1/16	2,175	2,286
Health Care REIT Inc.	4.700%	9/15/17	5,200	5,556
Health Care REIT Inc.	2.250%	3/15/18	3,436	3,479
Health Care REIT Inc.	4.125%	4/1/19	2,100	2,238
Health Care REIT Inc.	6.125%	4/15/20	3,275	3,786
Highwoods Realty LP	5.850%	3/15/17	1,805	1,942
Hospitality Properties Trust	5.625%	3/15/17	975	1,035
Hospitality Properties Trust	6.700%	1/15/18	3,925	4,280
Kilroy Realty LP	4.800%	7/15/18	2,875	3,091
Kimco Realty Corp.	5.700%	5/1/17	2,100	2,267
Kimco Realty Corp.	4.300%	2/1/18	3,075	3,267
Kimco Realty Corp.	6.875%	10/1/19	1,425	1,683

Liberty Property LP	5.500%	12/15/16	1,413	1,498
Liberty Property LP	6.625%	10/1/17	725	802
Mack-Cali Realty LP	2.500%	12/15/17	1,000	1,004
Mack-Cali Realty LP	7.750%	8/15/19	1,950	2,259
ProLogis LP	4.500%	8/15/17	2,125	2,260
ProLogis LP	2.750%	2/15/19	3,050	3,117
ProLogis LP	6.875%	3/15/20	3,150	3,706
Realty Income Corp.	5.950%	9/15/16	1,900	2,013
Realty Income Corp.	2.000%	1/31/18	2,375	2,394
Realty Income Corp.	6.750%	8/15/19	3,110	3,639
Regency Centers LP	5.875%	6/15/17	5,050	5,474
Select Income REIT	2.850%	2/1/18	5,375	5,442
Senior Housing Properties Trust	3.250%	5/1/19	3,975	4,031
Simon Property Group LP	5.250%	12/1/16	3,250	3,427
Simon Property Group LP	2.800%	1/30/17	3,225	3,311
Simon Property Group LP	2.150%	9/15/17	4,975	5,081
Simon Property Group LP	6.125%	5/30/18	8,775	9,940
Simon Property Group LP	2.200%	2/1/19	6,800	6,902
Simon Property Group LP	10.350%	4/1/19	4,021	5,159
Simon Property Group LP	5.650%	2/1/20	3,801	4,385
UDR Inc.	4.250%	6/1/18	1,000	1,066
Ventas Realty LP	1.550%	9/26/16	6,713	6,754
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	5,125	5,174
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	3,375	3,588
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	3,125	3,151
Vornado Realty LP	2.500%	6/30/19	3,325	3,354
2 Washington Prime Group LP	3.850%	4/1/20	1,800	1,827
				5,112,900
Industrial (51.1%)
Basic Industry (3.6%)
Agrium Inc.	6.750%	1/15/19	3,799	4,398
Air Products & Chemicals Inc.	2.000%	8/2/16	2,175	2,207
Air Products & Chemicals Inc.	1.200%	10/15/17	1,925	1,920
Air Products & Chemicals Inc.	4.375%	8/21/19	1,100	1,203
Airgas Inc.	3.250%	10/1/15	950	956
Airgas Inc.	2.950%	6/15/16	500	509
Airgas Inc.	1.650%	2/15/18	1,850	1,844
Albemarle Corp.	3.000%	12/1/19	1,675	1,692
Barrick Gold Corp.	6.950%	4/1/19	8,184	9,532
Barrick North America Finance LLC	6.800%	9/15/18	4,296	4,912
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	475	513
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	5,625	5,710
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	11,503	11,646
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	514	555
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	10,806	10,996
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	12,475	14,565
Cabot Corp.	2.550%	1/15/18	1,125	1,151
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,315	2,713
CF Industries Inc.	6.875%	5/1/18	9,125	10,345
CF Industries Inc.	7.125%	5/1/20	4,890	5,829
Domtar Corp.	10.750%	6/1/17	1,775	2,073
Dow Chemical Co.	5.700%	5/15/18	2,755	3,075
Dow Chemical Co.	8.550%	5/15/19	20,500	25,272
Eastman Chemical Co.	2.400%	6/1/17	10,450	10,669
Eastman Chemical Co.	2.700%	1/15/20	8,675	8,748
Ecolab Inc.	3.000%	12/8/16	6,250	6,425
Ecolab Inc.	1.450%	12/8/17	3,668	3,657

Ecolab Inc.	1.550%	1/12/18	2,800	2,805
Ecolab Inc.	2.250%	1/12/20	2,400	2,397
EI du Pont de Nemours & Co.	5.250%	12/15/16	1,514	1,615
EI du Pont de Nemours & Co.	6.000%	7/15/18	13,003	14,738
EI du Pont de Nemours & Co.	4.625%	1/15/20	8,180	9,094
Freeport-McMoRan Inc.	2.150%	3/1/17	5,820	5,830
Freeport-McMoRan Inc.	2.300%	11/14/17	2,265	2,270
Freeport-McMoRan Inc.	2.375%	3/15/18	12,795	12,767
Freeport-McMoRan Inc.	3.100%	3/15/20	6,817	6,822
Georgia-Pacific LLC	7.700%	6/15/15	750	752
Glencore Canada Corp.	5.500%	6/15/17	900	958
Goldcorp Inc.	2.125%	3/15/18	5,145	5,181
International Paper Co.	7.950%	6/15/18	11,400	13,381
International Paper Co.	9.375%	5/15/19	118	149
Lubrizol Corp.	8.875%	2/1/19	3,088	3,823
LyondellBasell Industries NV	5.000%	4/15/19	15,400	16,883
MeadWestvaco Corp.	7.375%	9/1/19	750	886
Methanex Corp.	3.250%	12/15/19	1,975	2,002
Monsanto Co.	1.150%	6/30/17	3,070	3,057
Monsanto Co.	5.125%	4/15/18	2,027	2,218
Monsanto Co.	1.850%	11/15/18	535	535
Monsanto Co.	2.125%	7/15/19	7,850	7,866
Newmont Mining Corp.	5.125%	10/1/19	5,806	6,354
Nucor Corp.	5.750%	12/1/17	4,150	4,591
Nucor Corp.	5.850%	6/1/18	5,068	5,688
Plum Creek Timberlands LP	5.875%	11/15/15	2,725	2,786
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	4,640	4,835
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	1,850	2,159
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	3,475	3,889
PPG Industries Inc.	2.300%	11/15/19	9,000	9,101
Praxair Inc.	5.200%	3/15/17	2,125	2,284
Praxair Inc.	1.050%	11/7/17	1,675	1,669
Praxair Inc.	1.250%	11/7/18	4,800	4,758
Praxair Inc.	4.500%	8/15/19	4,675	5,159
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	3,756	3,819
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	15,918	18,151
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	10,760	13,493
Rio Tinto Finance USA plc	1.375%	6/17/16	3,800	3,813
Rio Tinto Finance USA plc	2.000%	3/22/17	4,525	4,582
Rio Tinto Finance USA plc	1.625%	8/21/17	8,500	8,520
Rio Tinto Finance USA plc	2.250%	12/14/18	6,130	6,199
Rock-Tenn Co.	4.450%	3/1/19	5,000	5,329
Rock-Tenn Co.	3.500%	3/1/20	2,500	2,592
Rohm & Haas Co.	6.000%	9/15/17	1,756	1,930
RPM International Inc.	6.500%	2/15/18	1,500	1,669
RPM International Inc.	6.125%	10/15/19	3,000	3,401
Sherwin-Williams Co.	1.350%	12/15/17	6,200	6,203
Southern Copper Corp.	5.375%	4/16/20	2,750	3,032
Teck Resources Ltd.	3.150%	1/15/17	5,600	5,680
Teck Resources Ltd.	3.850%	8/15/17	1,900	1,970
Teck Resources Ltd.	2.500%	2/1/18	3,341	3,324
Teck Resources Ltd.	3.000%	3/1/19	2,171	2,154
Vale Overseas Ltd.	6.250%	1/23/17	7,525	8,003
Vale Overseas Ltd.	5.625%	9/15/19	6,275	6,768
Valspar Corp.	7.250%	6/15/19	800	933

Capital Goods (4.7%)
3M Co.	1.375%	9/29/16	3,542	3,578
3M Co.	1.000%	6/26/17	5,445	5,461
3M Co.	1.625%	6/15/19	3,950	3,952
ABB Finance USA Inc.	1.625%	5/8/17	600	606
Acuity Brands Lighting Inc.	6.000%	12/15/19	2,125	2,379
Bemis Co. Inc.	6.800%	8/1/19	2,900	3,402
Boeing Capital Corp.	2.125%	8/15/16	5,390	5,480
Boeing Capital Corp.	2.900%	8/15/18	850	888
Boeing Capital Corp.	4.700%	10/27/19	3,734	4,184
Boeing Co.	3.750%	11/20/16	1,848	1,929
Boeing Co.	0.950%	5/15/18	6,410	6,354
Boeing Co.	6.000%	3/15/19	1,500	1,730
Boeing Co.	4.875%	2/15/20	8,625	9,834
Caterpillar Financial Services Corp.	2.050%	8/1/16	9,575	9,728
Caterpillar Financial Services Corp.	1.350%	9/6/16	3,840	3,873
Caterpillar Financial Services Corp.	1.000%	11/25/16	3,000	3,011
Caterpillar Financial Services Corp.	1.000%	3/3/17	9,417	9,436
Caterpillar Financial Services Corp.	1.625%	6/1/17	2,894	2,930
Caterpillar Financial Services Corp.	1.250%	8/18/17	4,600	4,619
Caterpillar Financial Services Corp.	1.250%	11/6/17	9,457	9,484
Caterpillar Financial Services Corp.	1.300%	3/1/18	2,250	2,249
Caterpillar Financial Services Corp.	5.450%	4/15/18	2,790	3,103
Caterpillar Financial Services Corp.	2.450%	9/6/18	4,300	4,429
Caterpillar Financial Services Corp.	7.050%	10/1/18	4,000	4,696
Caterpillar Financial Services Corp.	7.150%	2/15/19	6,687	7,950
Caterpillar Financial Services Corp.	2.100%	6/9/19	3,650	3,693
Caterpillar Financial Services Corp.	2.250%	12/1/19	750	762
Caterpillar Financial Services Corp.	2.000%	3/5/20	2,800	2,801
Caterpillar Inc.	5.700%	8/15/16	3,441	3,651
Caterpillar Inc.	1.500%	6/26/17	8,241	8,335
Caterpillar Inc.	7.900%	12/15/18	7,345	8,907
Cooper US Inc.	6.100%	7/1/17	1,800	1,978
Crane Co.	2.750%	12/15/18	3,900	4,001
CRH America Inc.	6.000%	9/30/16	5,380	5,758
CRH America Inc.	8.125%	7/15/18	2,350	2,786
Danaher Corp.	2.300%	6/23/16	3,760	3,824
Danaher Corp.	5.625%	1/15/18	6,715	7,450
Danaher Corp.	5.400%	3/1/19	5,725	6,440
Deere & Co.	4.375%	10/16/19	2,925	3,223
Dover Corp.	4.875%	10/15/15	175	178
Dover Corp.	5.450%	3/15/18	1,735	1,933
Eaton Corp.	5.300%	3/15/17	2,300	2,461
Eaton Corp.	1.500%	11/2/17	7,025	7,060
Eaton Corp.	5.600%	5/15/18	5,075	5,627
Eaton Corp.	6.950%	3/20/19	75	88
Emerson Electric Co.	5.125%	12/1/16	375	399
Emerson Electric Co.	5.375%	10/15/17	5,000	5,489
Emerson Electric Co.	5.250%	10/15/18	2,950	3,308
Emerson Electric Co.	4.875%	10/15/19	2,310	2,584
Exelis Inc.	4.250%	10/1/16	1,100	1,138
General Dynamics Corp.	1.000%	11/15/17	8,075	8,080
General Electric Co.	5.250%	12/6/17	31,693	34,795
Harris Corp.	1.999%	4/27/18	6,150	6,163
Harris Corp.	2.700%	4/27/20	2,900	2,910
Honeywell International Inc.	5.300%	3/15/17	3,375	3,643
Honeywell International Inc.	5.300%	3/1/18	13,350	14,825

Honeywell International Inc.	5.000%	2/15/19	6,675	7,466
Illinois Tool Works Inc.	1.950%	3/1/19	8,175	8,230
Illinois Tool Works Inc.	6.250%	4/1/19	4,375	5,054
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	6,874	7,913
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	2,725	2,792
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	2,250	2,258
John Deere Capital Corp.	2.250%	6/7/16	2,703	2,751
John Deere Capital Corp.	1.850%	9/15/16	3,300	3,347
John Deere Capital Corp.	1.050%	10/11/16	3,114	3,129
John Deere Capital Corp.	1.050%	12/15/16	1,693	1,700
John Deere Capital Corp.	2.000%	1/13/17	4,925	5,020
John Deere Capital Corp.	1.400%	3/15/17	2,664	2,689
John Deere Capital Corp.	5.500%	4/13/17	1,675	1,816
John Deere Capital Corp.	1.125%	6/12/17	4,000	4,015
John Deere Capital Corp.	2.800%	9/18/17	3,744	3,887
John Deere Capital Corp.	1.200%	10/10/17	5,600	5,613
John Deere Capital Corp.	1.350%	1/16/18	4,000	4,022
John Deere Capital Corp.	1.300%	3/12/18	8,530	8,538
John Deere Capital Corp.	5.350%	4/3/18	2,325	2,586
John Deere Capital Corp.	5.750%	9/10/18	1,980	2,251
John Deere Capital Corp.	1.950%	12/13/18	6,758	6,856
John Deere Capital Corp.	1.950%	3/4/19	6,300	6,340
John Deere Capital Corp.	2.250%	4/17/19	8,293	8,437
John Deere Capital Corp.	2.300%	9/16/19	2,500	2,537
John Deere Capital Corp.	1.700%	1/15/20	1,425	1,410
John Deere Capital Corp.	2.050%	3/10/20	6,000	6,029
Joy Global Inc.	6.000%	11/15/16	1,185	1,262
Kennametal Inc.	2.650%	11/1/19	2,650	2,655
L-3 Communications Corp.	3.950%	11/15/16	4,425	4,578
L-3 Communications Corp.	1.500%	5/28/17	5,305	5,281
L-3 Communications Corp.	5.200%	10/15/19	6,050	6,621
Lockheed Martin Corp.	2.125%	9/15/16	7,845	7,974
Lockheed Martin Corp.	4.250%	11/15/19	4,350	4,781
Martin Marietta Materials Inc.	6.600%	4/15/18	3,050	3,442
Northrop Grumman Corp.	1.750%	6/1/18	7,175	7,180
Northrop Grumman Corp.	5.050%	8/1/19	1,175	1,309
Owens Corning	6.500%	12/1/16	197	210
Owens Corning	9.000%	6/15/19	62	75
Parker Hannifin Corp.	5.500%	5/15/18	3,028	3,380
Pentair Finance SA	1.875%	9/15/17	2,770	2,785
Pentair Finance SA	2.650%	12/1/19	500	498
Precision Castparts Corp.	1.250%	1/15/18	10,465	10,432
Raytheon Co.	6.400%	12/15/18	3,266	3,799
Raytheon Co.	4.400%	2/15/20	2,550	2,818
Republic Services Inc.	3.800%	5/15/18	5,721	6,061
Republic Services Inc.	5.500%	9/15/19	4,775	5,394
Republic Services Inc.	5.000%	3/1/20	5,117	5,687
Rockwell Automation Inc.	5.650%	12/1/17	500	550
Rockwell Automation Inc.	2.050%	3/1/20	5,000	4,997
Rockwell Collins Inc.	5.250%	7/15/19	650	729
Roper Industries Inc.	1.850%	11/15/17	3,825	3,852
Roper Industries Inc.	2.050%	10/1/18	7,228	7,245
Roper Industries Inc.	6.250%	9/1/19	1,868	2,150
1 Stanley Black & Decker Inc.	5.750%	12/15/53	2,500	2,713
Textron Inc.	4.625%	9/21/16	2,000	2,087
Textron Inc.	5.600%	12/1/17	2,275	2,481
Textron Inc.	7.250%	10/1/19	1,250	1,479

Tyco International Finance SA	8.500%	1/15/19	2,000	2,409
United Technologies Corp.	1.800%	6/1/17	16,874	17,146
United Technologies Corp.	5.375%	12/15/17	7,067	7,795
United Technologies Corp.	6.125%	2/1/19	5,325	6,120
United Technologies Corp.	4.500%	4/15/20	8,675	9,661
Valmont Industries Inc.	6.625%	4/20/20	668	777
Waste Management Inc.	2.600%	9/1/16	5,021	5,125
Waste Management Inc.	6.100%	3/15/18	5,147	5,770
Waste Management Inc.	4.750%	6/30/20	3,000	3,345
Xylem Inc.	3.550%	9/20/16	3,780	3,887

Communication (7.0%)
21st Century Fox America Inc.	7.250%	5/18/18	500	580
21st Century Fox America Inc.	8.250%	8/10/18	3,275	3,920
21st Century Fox America Inc.	6.900%	3/1/19	5,825	6,851
America Movil SAB de CV	2.375%	9/8/16	12,625	12,839
America Movil SAB de CV	5.625%	11/15/17	3,525	3,871
America Movil SAB de CV	5.000%	10/16/19	7,025	7,831
America Movil SAB de CV	5.000%	3/30/20	11,578	13,005
American Tower Corp.	4.500%	1/15/18	6,590	7,031
American Tower Corp.	3.400%	2/15/19	6,675	6,892
American Tower Corp.	2.800%	6/1/20	7,200	7,162
AT&T Inc.	2.400%	8/15/16	10,900	11,071
AT&T Inc.	1.600%	2/15/17	8,200	8,241
AT&T Inc.	1.700%	6/1/17	7,261	7,296
AT&T Inc.	1.400%	12/1/17	12,850	12,821
AT&T Inc.	5.500%	2/1/18	19,829	21,806
AT&T Inc.	5.600%	5/15/18	4,750	5,270
AT&T Inc.	2.375%	11/27/18	11,206	11,368
AT&T Inc.	5.800%	2/15/19	16,549	18,664
AT&T Inc.	2.300%	3/11/19	12,925	13,030
British Telecommunications plc	1.625%	6/28/16	2,976	3,000
British Telecommunications plc	1.250%	2/14/17	3,465	3,465
British Telecommunications plc	5.950%	1/15/18	7,790	8,666
British Telecommunications plc	2.350%	2/14/19	6,925	7,019
CBS Corp.	1.950%	7/1/17	4,325	4,369
CBS Corp.	4.625%	5/15/18	1,025	1,105
CBS Corp.	2.300%	8/15/19	4,500	4,494
CBS Corp.	5.750%	4/15/20	2,225	2,535
CC Holdings GS V LLC / Crown Castle GS III
Corp.	2.381%	12/15/17	8,175	8,271
Comcast Cable Communications LLC	8.875%	5/1/17	4,700	5,393
Comcast Corp.	4.950%	6/15/16	7,443	7,770
Comcast Corp.	6.500%	1/15/17	8,799	9,574
Comcast Corp.	6.300%	11/15/17	3,725	4,177
Comcast Corp.	5.875%	2/15/18	7,440	8,326
Comcast Corp.	5.700%	5/15/18	9,875	11,109
Comcast Corp.	5.700%	7/1/19	3,990	4,593
Comcast Corp.	5.150%	3/1/20	9,225	10,487
Deutsche Telekom International Finance BV	6.750%	8/20/18	3,400	3,932
Deutsche Telekom International Finance BV	6.000%	7/8/19	3,525	4,031
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	12,840	13,033
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	4,700	4,695
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	5,443	6,208

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	7,215	8,045
Discovery Communications LLC	5.625%	8/15/19	3,035	3,434
Embarq Corp.	7.082%	6/1/16	11,000	11,605
Graham Holdings Co.	7.250%	2/1/19	2,175	2,438
Grupo Televisa SAB	6.000%	5/15/18	2,350	2,617
Historic TW Inc.	6.875%	6/15/18	6,514	7,476
Interpublic Group of Cos. Inc.	2.250%	11/15/17	2,050	2,076
McGraw Hill Financial Inc.	5.900%	11/15/17	1,977	2,164
Moody's Corp.	2.750%	7/15/19	4,325	4,395
NBCUniversal Media LLC	5.150%	4/30/20	14,575	16,584
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	5,225	5,243
Omnicom Group Inc.	5.900%	4/15/16	1,710	1,780
Omnicom Group Inc.	6.250%	7/15/19	2,275	2,634
Orange SA	2.750%	9/14/16	5,650	5,771
Orange SA	2.750%	2/6/19	9,150	9,406
Orange SA	5.375%	7/8/19	7,230	8,141
Qwest Corp.	6.500%	6/1/17	2,862	3,103
RELX Capital Inc.	8.625%	1/15/19	850	1,032
Rogers Communications Inc.	6.800%	8/15/18	12,075	13,893
Scripps Networks Interactive Inc.	2.700%	12/15/16	3,625	3,711
Scripps Networks Interactive Inc.	2.750%	11/15/19	3,475	3,490
Scripps Networks Interactive Inc.	2.800%	6/15/20	4,000	3,988
Telefonica Emisiones SAU	6.421%	6/20/16	10,443	10,996
Telefonica Emisiones SAU	6.221%	7/3/17	8,250	9,029
Telefonica Emisiones SAU	3.192%	4/27/18	10,940	11,332
Telefonica Emisiones SAU	5.877%	7/15/19	1,850	2,106
Telefonica Emisiones SAU	5.134%	4/27/20	12,275	13,645
Telefonos de Mexico SAB de CV	5.500%	11/15/19	1,250	1,428
Thomson Reuters Corp.	1.300%	2/23/17	4,050	4,052
Thomson Reuters Corp.	1.650%	9/29/17	2,725	2,729
Thomson Reuters Corp.	6.500%	7/15/18	8,850	10,052
Thomson Reuters Corp.	4.700%	10/15/19	4,575	5,020
Time Warner Cable Inc.	5.850%	5/1/17	8,750	9,393
Time Warner Cable Inc.	6.750%	7/1/18	15,156	16,993
Time Warner Cable Inc.	8.750%	2/14/19	16,775	20,006
Time Warner Cable Inc.	8.250%	4/1/19	10,550	12,499
Time Warner Cable Inc.	5.000%	2/1/20	11,575	12,452
Time Warner Cos. Inc.	7.250%	10/15/17	468	532
Time Warner Inc.	5.875%	11/15/16	6,450	6,898
Time Warner Inc.	2.100%	6/1/19	3,650	3,640
Time Warner Inc.	4.875%	3/15/20	10,149	11,275
Verizon Communications Inc.	2.500%	9/15/16	8,517	8,675
Verizon Communications Inc.	2.000%	11/1/16	12,472	12,671
Verizon Communications Inc.	1.350%	6/9/17	11,900	11,892
Verizon Communications Inc.	1.100%	11/1/17	5,000	4,970
Verizon Communications Inc.	5.500%	2/15/18	4,750	5,222
Verizon Communications Inc.	6.100%	4/15/18	7,482	8,418
Verizon Communications Inc.	3.650%	9/14/18	25,318	26,774
Verizon Communications Inc.	6.350%	4/1/19	18,550	21,387
Verizon Communications Inc.	2.550%	6/17/19	4,000	4,072
Verizon Communications Inc.	2.625%	2/21/20	23,348	23,524
Viacom Inc.	2.500%	12/15/16	3,500	3,569
Viacom Inc.	3.500%	4/1/17	2,775	2,881
Viacom Inc.	6.125%	10/5/17	4,800	5,279
Viacom Inc.	2.500%	9/1/18	4,655	4,724
Viacom Inc.	2.200%	4/1/19	4,100	4,084

Viacom Inc.	5.625%	9/15/19	2,500	2,800
Viacom Inc.	2.750%	12/15/19	3,100	3,127
Vodafone Group plc	5.625%	2/27/17	9,790	10,504
Vodafone Group plc	1.625%	3/20/17	4,625	4,638
Vodafone Group plc	1.250%	9/26/17	11,265	11,152
Vodafone Group plc	1.500%	2/19/18	5,550	5,517
Vodafone Group plc	4.625%	7/15/18	3,425	3,687
Vodafone Group plc	5.450%	6/10/19	9,620	10,756
Walt Disney Co.	1.350%	8/16/16	12,453	12,562
Walt Disney Co.	5.625%	9/15/16	4,514	4,803
Walt Disney Co.	1.125%	2/15/17	3,450	3,475
Walt Disney Co.	0.875%	5/30/17	2,550	2,549
Walt Disney Co.	6.000%	7/17/17	3,209	3,551
Walt Disney Co.	1.100%	12/1/17	10,120	10,137
Walt Disney Co.	5.875%	12/15/17	3,700	4,140
Walt Disney Co.	1.850%	5/30/19	2,050	2,065

Consumer Cyclical (6.2%)
Advance Auto Parts Inc.	5.750%	5/1/20	2,175	2,443
2 Alibaba Group Holding Ltd.	1.625%	11/28/17	7,000	7,008
2 Alibaba Group Holding Ltd.	2.500%	11/28/19	15,850	15,825
Amazon.com Inc.	1.200%	11/29/17	7,300	7,300
Amazon.com Inc.	2.600%	12/5/19	13,800	14,051
American Honda Finance Corp.	1.125%	10/7/16	5,850	5,879
American Honda Finance Corp.	1.200%	7/14/17	1,900	1,904
American Honda Finance Corp.	1.550%	12/11/17	10,800	10,893
American Honda Finance Corp.	1.500%	3/13/18	3,500	3,517
American Honda Finance Corp.	2.125%	10/10/18	8,150	8,317
American Honda Finance Corp.	2.250%	8/15/19	10,325	10,456
AutoNation Inc.	6.750%	4/15/18	2,325	2,610
AutoZone Inc.	1.300%	1/13/17	3,300	3,311
AutoZone Inc.	7.125%	8/1/18	1,325	1,536
Brinker International Inc.	2.600%	5/15/18	3,016	3,031
Carnival Corp.	1.875%	12/15/17	4,375	4,404
2 CDK Global Inc.	3.300%	10/15/19	1,500	1,516
Costco Wholesale Corp.	5.500%	3/15/17	7,150	7,746
Costco Wholesale Corp.	1.125%	12/15/17	8,500	8,503
Costco Wholesale Corp.	1.700%	12/15/19	8,050	8,052
Costco Wholesale Corp.	1.750%	2/15/20	3,585	3,575
CVS Health Corp.	6.125%	8/15/16	1,055	1,121
CVS Health Corp.	1.200%	12/5/16	5,800	5,829
CVS Health Corp.	5.750%	6/1/17	7,778	8,476
CVS Health Corp.	2.250%	12/5/18	12,907	13,154
CVS Health Corp.	2.250%	8/12/19	7,000	7,052
CVS Health Corp.	4.750%	5/18/20	2,517	2,793
Darden Restaurants Inc.	6.450%	10/15/17	1,230	1,353
Dollar General Corp.	4.125%	7/15/17	4,000	4,194
Dollar General Corp.	1.875%	4/15/18	2,150	2,138
eBay Inc.	1.350%	7/15/17	5,050	5,052
eBay Inc.	2.200%	8/1/19	7,900	7,899
Expedia Inc.	7.456%	8/15/18	6,775	7,816
Ford Motor Co.	6.500%	8/1/18	150	171
Ford Motor Credit Co. LLC	3.984%	6/15/16	9,970	10,246
Ford Motor Credit Co. LLC	8.000%	12/15/16	12,375	13,549
Ford Motor Credit Co. LLC	4.250%	2/3/17	4,665	4,877
Ford Motor Credit Co. LLC	1.461%	3/27/17	2,600	2,599
Ford Motor Credit Co. LLC	3.000%	6/12/17	16,760	17,188

Ford Motor Credit Co. LLC	6.625%	8/15/17	9,512	10,501
Ford Motor Credit Co. LLC	1.724%	12/6/17	8,500	8,482
Ford Motor Credit Co. LLC	2.145%	1/9/18	8,775	8,862
Ford Motor Credit Co. LLC	2.375%	1/16/18	14,521	14,702
Ford Motor Credit Co. LLC	5.000%	5/15/18	18,605	20,171
Ford Motor Credit Co. LLC	2.875%	10/1/18	8,880	9,098
Ford Motor Credit Co. LLC	2.375%	3/12/19	15,450	15,567
Ford Motor Credit Co. LLC	2.597%	11/4/19	9,150	9,189
Ford Motor Credit Co. LLC	8.125%	1/15/20	8,450	10,454
Ford Motor Credit Co. LLC	2.459%	3/27/20	2,500	2,481
Home Depot Inc.	2.250%	9/10/18	9,815	10,076
Home Depot Inc.	2.000%	6/15/19	8,780	8,874
Hyatt Hotels Corp.	3.875%	8/15/16	400	412
Johnson Controls Inc.	2.600%	12/1/16	5,330	5,455
Johnson Controls Inc.	1.400%	11/2/17	800	799
Johnson Controls Inc.	5.000%	3/30/20	2,850	3,181
Kohl's Corp.	6.250%	12/15/17	3,500	3,896
Lowe's Cos. Inc.	5.400%	10/15/16	1,000	1,063
Lowe's Cos. Inc.	1.625%	4/15/17	8,125	8,233
Lowe's Cos. Inc.	4.625%	4/15/20	4,125	4,573
Macy's Retail Holdings Inc.	5.900%	12/1/16	4,708	5,042
Macy's Retail Holdings Inc.	7.450%	7/15/17	3,180	3,570
Marriott International Inc.	6.200%	6/15/16	5,400	5,659
Marriott International Inc.	6.375%	6/15/17	2,180	2,386
Marriott International Inc.	3.000%	3/1/19	3,935	4,044
MasterCard Inc.	2.000%	4/1/19	5,625	5,676
McDonald's Corp.	5.300%	3/15/17	3,775	4,055
McDonald's Corp.	5.800%	10/15/17	4,020	4,437
McDonald's Corp.	5.350%	3/1/18	7,515	8,323
McDonald's Corp.	5.000%	2/1/19	3,935	4,384
McDonald's Corp.	1.875%	5/29/19	2,800	2,832
Nordstrom Inc.	6.250%	1/15/18	5,667	6,350
Nordstrom Inc.	4.750%	5/1/20	2,775	3,098
PACCAR Financial Corp.	1.150%	8/16/16	4,400	4,429
PACCAR Financial Corp.	1.600%	3/15/17	2,107	2,133
PACCAR Financial Corp.	1.100%	6/6/17	1,300	1,304
PACCAR Financial Corp.	1.400%	11/17/17	2,200	2,214
PACCAR Financial Corp.	1.450%	3/9/18	3,000	3,014
PACCAR Financial Corp.	1.400%	5/18/18	3,000	3,003
PACCAR Financial Corp.	2.200%	9/15/19	1,850	1,872
QVC Inc.	3.125%	4/1/19	2,250	2,263
Ralph Lauren Corp.	2.125%	9/26/18	1,475	1,499
Staples Inc.	2.750%	1/12/18	2,925	2,954
Starbucks Corp.	0.875%	12/5/16	5,160	5,163
Starbucks Corp.	6.250%	8/15/17	3,675	4,077
Starbucks Corp.	2.000%	12/5/18	3,025	3,077
Starwood Hotels & Resorts Worldwide Inc.	6.750%	5/15/18	1,300	1,460
Target Corp.	5.875%	7/15/16	7,976	8,441
Target Corp.	5.375%	5/1/17	2,928	3,175
Target Corp.	6.000%	1/15/18	11,300	12,654
Target Corp.	2.300%	6/26/19	9,175	9,345
TJX Cos. Inc.	6.950%	4/15/19	4,775	5,634
Toyota Motor Credit Corp.	2.000%	9/15/16	9,259	9,403
Toyota Motor Credit Corp.	2.050%	1/12/17	5,375	5,479
Toyota Motor Credit Corp.	1.125%	5/16/17	6,575	6,598
Toyota Motor Credit Corp.	1.750%	5/22/17	11,425	11,598
Toyota Motor Credit Corp.	1.250%	10/5/17	9,900	9,931

Toyota Motor Credit Corp.	1.375%	1/10/18	5,544	5,568
Toyota Motor Credit Corp.	1.450%	1/12/18	8,500	8,549
Toyota Motor Credit Corp.	2.000%	10/24/18	7,980	8,100
Toyota Motor Credit Corp.	2.100%	1/17/19	13,154	13,304
Toyota Motor Credit Corp.	2.125%	7/18/19	6,100	6,165
Toyota Motor Credit Corp.	2.150%	3/12/20	14,000	14,080
Wal-Mart Stores Inc.	5.375%	4/5/17	9,325	10,104
Wal-Mart Stores Inc.	5.800%	2/15/18	11,953	13,431
Wal-Mart Stores Inc.	1.125%	4/11/18	14,030	14,006
Wal-Mart Stores Inc.	1.950%	12/15/18	10,645	10,841
Wal-Mart Stores Inc.	4.125%	2/1/19	250	273
Walgreen Co.	1.800%	9/15/17	9,615	9,692
Walgreen Co.	5.250%	1/15/19	5,450	6,054
Walgreens Boots Alliance Inc.	1.750%	11/17/17	6,800	6,849
Walgreens Boots Alliance Inc.	2.700%	11/18/19	8,950	9,080
Western Union Co.	2.375%	12/10/15	150	151
Western Union Co.	5.930%	10/1/16	7,254	7,672
Western Union Co.	2.875%	12/10/17	965	991
Western Union Co.	3.650%	8/22/18	4,115	4,311
Western Union Co.	5.253%	4/1/20	1,175	1,302
Wyndham Worldwide Corp.	6.000%	12/1/16	1,688	1,794
Wyndham Worldwide Corp.	2.950%	3/1/17	2,700	2,751
Wyndham Worldwide Corp.	2.500%	3/1/18	3,976	3,995
Yum! Brands Inc.	6.250%	4/15/16	619	648
Yum! Brands Inc.	6.250%	3/15/18	368	409
Yum! Brands Inc.	5.300%	9/15/19	900	984

Consumer Noncyclical (13.3%)
Abbott Laboratories	5.125%	4/1/19	2,440	2,740
Abbott Laboratories	2.000%	3/15/20	10,000	10,062
Abbott Laboratories	4.125%	5/27/20	4,065	4,478
AbbVie Inc.	1.750%	11/6/17	25,630	25,726
AbbVie Inc.	1.800%	5/14/18	25,250	25,283
AbbVie Inc.	2.000%	11/6/18	7,575	7,586
AbbVie Inc.	2.500%	5/14/20	19,000	18,979
Actavis Funding SCS	1.850%	3/1/17	10,500	10,570
Actavis Funding SCS	1.300%	6/15/17	4,800	4,776
Actavis Funding SCS	2.350%	3/12/18	22,200	22,466
Actavis Funding SCS	2.450%	6/15/19	7,187	7,204
Actavis Funding SCS	3.000%	3/12/20	23,050	23,381
Actavis Inc.	1.875%	10/1/17	10,349	10,385
Actavis Inc.	6.125%	8/15/19	750	852
Allergan Inc.	1.350%	3/15/18	2,025	1,996
Altria Group Inc.	9.700%	11/10/18	2,000	2,495
Altria Group Inc.	9.250%	8/6/19	6,582	8,340
Altria Group Inc.	2.625%	1/14/20	14,500	14,588
AmerisourceBergen Corp.	1.150%	5/15/17	7,025	7,015
AmerisourceBergen Corp.	4.875%	11/15/19	2,150	2,400
Amgen Inc.	2.300%	6/15/16	5,600	5,683
Amgen Inc.	2.500%	11/15/16	6,513	6,646
Amgen Inc.	2.125%	5/15/17	10,119	10,293
Amgen Inc.	1.250%	5/22/17	6,625	6,622
Amgen Inc.	5.850%	6/1/17	5,462	5,945
Amgen Inc.	6.150%	6/1/18	3,845	4,352
Amgen Inc.	5.700%	2/1/19	2,886	3,262
Amgen Inc.	2.200%	5/22/19	15,945	16,021
Amgen Inc.	4.500%	3/15/20	2,725	2,991

Amgen Inc.	2.125%	5/1/20	5,540	5,454
Anheuser-Busch Cos. LLC	5.600%	3/1/17	1,486	1,609
Anheuser-Busch Cos. LLC	5.500%	1/15/18	6,667	7,386
Anheuser-Busch Cos. LLC	5.000%	3/1/19	1,080	1,204
Anheuser-Busch InBev Finance Inc.	1.125%	1/27/17	1,504	1,516
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	11,775	11,792
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	10,600	10,703
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	18,425	18,561
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	15,985	19,192
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,572	10,284
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	17,450	19,915
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	5,000	5,652
Archer-Daniels-Midland Co.	8.375%	4/15/17	750	849
Archer-Daniels-Midland Co.	5.450%	3/15/18	4,775	5,298
AstraZeneca plc	5.900%	9/15/17	10,500	11,612
AstraZeneca plc	1.950%	9/18/19	7,692	7,721
Baxter International Inc.	5.900%	9/1/16	4,837	5,134
Baxter International Inc.	1.850%	1/15/17	2,200	2,224
Baxter International Inc.	5.375%	6/1/18	2,725	3,018
Baxter International Inc.	1.850%	6/15/18	8,300	8,365
Baxter International Inc.	4.500%	8/15/19	1,755	1,923
Baxter International Inc.	4.250%	3/15/20	3,775	4,118
Beam Suntory Inc.	1.875%	5/15/17	1,125	1,135
Beam Suntory Inc.	1.750%	6/15/18	2,725	2,714
Becton Dickinson & Co.	1.750%	11/8/16	2,875	2,901
Becton Dickinson & Co.	1.450%	5/15/17	6,650	6,661
Becton Dickinson & Co.	1.800%	12/15/17	11,105	11,181
Becton Dickinson & Co.	5.000%	5/15/19	2,850	3,159
Becton Dickinson & Co.	6.375%	8/1/19	2,750	3,196
Becton Dickinson & Co.	2.675%	12/15/19	10,300	10,455
Biogen Inc.	6.875%	3/1/18	5,720	6,546
Boston Scientific Corp.	6.400%	6/15/16	2,675	2,822
Boston Scientific Corp.	5.125%	1/12/17	1,650	1,744
Boston Scientific Corp.	2.650%	10/1/18	9,700	9,885
Boston Scientific Corp.	6.000%	1/15/20	2,950	3,376
Bottling Group LLC	5.125%	1/15/19	8,535	9,526
Bristol-Myers Squibb Co.	0.875%	8/1/17	5,800	5,797
Bristol-Myers Squibb Co.	1.750%	3/1/19	3,150	3,160
Brown-Forman Corp.	1.000%	1/15/18	2,150	2,128
Bunge Ltd. Finance Corp.	3.200%	6/15/17	5,165	5,306
Bunge Ltd. Finance Corp.	8.500%	6/15/19	2,350	2,874
Campbell Soup Co.	3.050%	7/15/17	2,295	2,378
Campbell Soup Co.	4.500%	2/15/19	1,100	1,188
Cardinal Health Inc.	1.900%	6/15/17	3,900	3,953
Cardinal Health Inc.	1.700%	3/15/18	6,160	6,196
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	1,200	1,202
Celgene Corp.	1.900%	8/15/17	3,100	3,138
Celgene Corp.	2.300%	8/15/18	5,175	5,264
Celgene Corp.	2.250%	5/15/19	4,350	4,385
Church & Dwight Co. Inc.	2.450%	12/15/19	3,375	3,414
Clorox Co.	5.950%	10/15/17	4,806	5,320
Coca-Cola Co.	1.800%	9/1/16	11,725	11,899
Coca-Cola Co.	0.750%	11/1/16	450	450
Coca-Cola Co.	1.650%	3/14/18	3,541	3,585
Coca-Cola Co.	1.150%	4/1/18	14,413	14,367
Coca-Cola Co.	1.650%	11/1/18	14,745	14,904
Coca-Cola Enterprises Inc.	2.000%	8/19/16	500	506

Coca-Cola Enterprises Inc.	3.500%	9/15/20	900	959
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	9,100	9,280
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,175	2,377
Colgate-Palmolive Co.	1.300%	1/15/17	3,106	3,134
Colgate-Palmolive Co.	2.625%	5/1/17	625	647
Colgate-Palmolive Co.	0.900%	5/1/18	2,950	2,929
Colgate-Palmolive Co.	1.500%	11/1/18	1,925	1,939
Colgate-Palmolive Co.	1.750%	3/15/19	7,644	7,696
ConAgra Foods Inc.	5.819%	6/15/17	1,526	1,652
ConAgra Foods Inc.	1.900%	1/25/18	12,850	12,848
Covidien International Finance SA	6.000%	10/15/17	10,175	11,287
CR Bard Inc.	1.375%	1/15/18	6,675	6,649
DENTSPLY International Inc.	2.750%	8/15/16	525	534
Diageo Capital plc	5.500%	9/30/16	3,371	3,578
Diageo Capital plc	1.500%	5/11/17	11,923	12,020
Diageo Capital plc	5.750%	10/23/17	7,390	8,164
Diageo Capital plc	1.125%	4/29/18	5,613	5,581
Dignity Health	2.637%	11/1/19	1,700	1,727
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	6,670	7,641
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	1,750	1,784
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	500	494
Edwards Lifesciences Corp.	2.875%	10/15/18	3,300	3,380
Eli Lilly & Co.	5.200%	3/15/17	6,900	7,448
Eli Lilly & Co.	1.250%	3/1/18	4,800	4,802
Eli Lilly & Co.	1.950%	3/15/19	5,025	5,068
Express Scripts Holding Co.	2.650%	2/15/17	12,108	12,367
Express Scripts Holding Co.	2.250%	6/15/19	4,000	3,998
Express Scripts Holding Co.	7.250%	6/15/19	6,140	7,324
General Mills Inc.	5.700%	2/15/17	10,405	11,179
General Mills Inc.	1.400%	10/20/17	1,800	1,801
General Mills Inc.	5.650%	2/15/19	7,915	8,903
General Mills Inc.	2.200%	10/21/19	4,500	4,525
Gilead Sciences Inc.	3.050%	12/1/16	6,490	6,694
Gilead Sciences Inc.	2.050%	4/1/19	5,982	6,056
Gilead Sciences Inc.	2.350%	2/1/20	2,400	2,445
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	17,920	20,133
GlaxoSmithKline Capital plc	1.500%	5/8/17	15,776	15,929
Hasbro Inc.	6.300%	9/15/17	1,975	2,177
Hershey Co.	5.450%	9/1/16	1,400	1,484
Hershey Co.	1.500%	11/1/16	4,350	4,399
2 JM Smucker Co.	1.750%	3/15/18	2,500	2,503
2 JM Smucker Co.	2.500%	3/15/20	5,000	5,037
Johnson & Johnson	5.550%	8/15/17	6,400	7,043
Johnson & Johnson	1.125%	11/21/17	3,000	3,010
Johnson & Johnson	5.150%	7/15/18	8,502	9,558
Johnson & Johnson	1.650%	12/5/18	6,150	6,239
Johnson & Johnson	1.875%	12/5/19	6,775	6,840
Kellogg Co.	1.875%	11/17/16	5,100	5,165
Kellogg Co.	1.750%	5/17/17	2,775	2,797
Kellogg Co.	3.250%	5/21/18	450	470
Kellogg Co.	4.150%	11/15/19	3,225	3,480
Kimberly-Clark Corp.	6.125%	8/1/17	9,671	10,719
Kimberly-Clark Corp.	6.250%	7/15/18	1,478	1,700
Kimberly-Clark Corp.	7.500%	11/1/18	3,375	4,042
Kimberly-Clark Corp.	1.900%	5/22/19	1,000	1,004
Kimberly-Clark Corp.	1.850%	3/1/20	525	524
Koninklijke Philips NV	5.750%	3/11/18	8,850	9,810

Kraft Foods Group Inc.	2.250%	6/5/17	8,099	8,241
Kraft Foods Group Inc.	6.125%	8/23/18	7,025	7,912
Kraft Foods Group Inc.	5.375%	2/10/20	6,454	7,268
Kroger Co.	2.200%	1/15/17	4,380	4,450
Kroger Co.	6.400%	8/15/17	6,906	7,637
Kroger Co.	6.800%	12/15/18	425	496
Kroger Co.	2.300%	1/15/19	6,525	6,613
Kroger Co.	6.150%	1/15/20	3,125	3,628
Laboratory Corp. of America Holdings	2.200%	8/23/17	5,300	5,372
Laboratory Corp. of America Holdings	2.625%	2/1/20	4,400	4,414
Life Technologies Corp.	6.000%	3/1/20	3,275	3,756
Lorillard Tobacco Co.	3.500%	8/4/16	5,579	5,719
Lorillard Tobacco Co.	2.300%	8/21/17	2,515	2,542
Lorillard Tobacco Co.	8.125%	6/23/19	3,842	4,658
Lorillard Tobacco Co.	6.875%	5/1/20	5,300	6,246
Mattel Inc.	2.500%	11/1/16	1,655	1,681
Mattel Inc.	2.350%	5/6/19	5,850	5,829
McKesson Corp.	5.700%	3/1/17	2,060	2,218
McKesson Corp.	1.292%	3/10/17	5,000	5,009
McKesson Corp.	1.400%	3/15/18	3,550	3,545
McKesson Corp.	7.500%	2/15/19	4,200	4,997
McKesson Corp.	2.284%	3/15/19	8,750	8,835
Mead Johnson Nutrition Co.	4.900%	11/1/19	4,400	4,843
Medco Health Solutions Inc.	7.125%	3/15/18	10,545	12,070
2 Medtronic Inc.	1.500%	3/15/18	2,400	2,405
Medtronic Inc.	1.375%	4/1/18	12,200	12,217
Medtronic Inc.	5.600%	3/15/19	3,227	3,665
2 Medtronic Inc.	2.500%	3/15/20	24,213	24,514
Medtronic Inc.	4.450%	3/15/20	7,757	8,614
Merck & Co. Inc.	1.100%	1/31/18	10,726	10,727
Merck & Co. Inc.	1.300%	5/18/18	12,290	12,317
Merck & Co. Inc.	1.850%	2/10/20	4,925	4,913
Merck Sharp & Dohme Corp.	5.000%	6/30/19	10,975	12,347
Molson Coors Brewing Co.	2.000%	5/1/17	1,100	1,114
Mondelez International Inc.	6.500%	8/11/17	4,557	5,075
Mondelez International Inc.	6.125%	2/1/18	9,075	10,152
Mondelez International Inc.	6.125%	8/23/18	500	570
Mondelez International Inc.	2.250%	2/1/19	5,560	5,630
Mondelez International Inc.	5.375%	2/10/20	2,601	2,948
Mylan Inc.	1.800%	6/24/16	5,920	5,949
Mylan Inc.	1.350%	11/29/16	1,980	1,979
Mylan Inc.	2.600%	6/24/18	2,552	2,585
Mylan Inc.	2.550%	3/28/19	7,709	7,716
Newell Rubbermaid Inc.	2.050%	12/1/17	2,700	2,729
Newell Rubbermaid Inc.	2.875%	12/1/19	5,200	5,299
Novant Health Inc.	5.850%	11/1/19	1,300	1,495
Novartis Capital Corp.	4.400%	4/24/20	5,675	6,339
Novartis Securities Investment Ltd.	5.125%	2/10/19	23,070	25,877
PepsiAmericas Inc.	5.000%	5/15/17	750	809
PepsiCo Inc.	0.950%	2/22/17	1,300	1,301
PepsiCo Inc.	1.250%	8/13/17	9,917	9,951
PepsiCo Inc.	1.250%	4/30/18	4,700	4,698
PepsiCo Inc.	5.000%	6/1/18	13,356	14,738
PepsiCo Inc.	7.900%	11/1/18	10,664	12,876
PepsiCo Inc.	2.250%	1/7/19	3,275	3,336
PepsiCo Inc.	4.500%	1/15/20	7,900	8,761
PepsiCo Inc.	1.850%	4/30/20	7,625	7,577

Perrigo Co. plc	2.300%	11/8/18	9,325	9,369
Pfizer Inc.	0.900%	1/15/17	3,650	3,660
Pfizer Inc.	1.100%	5/15/17	6,500	6,527
Pfizer Inc.	1.500%	6/15/18	11,397	11,456
Pfizer Inc.	6.200%	3/15/19	20,907	24,195
Pfizer Inc.	2.100%	5/15/19	14,775	14,998
Pharmacia Corp.	6.500%	12/1/18	1,340	1,564
Philip Morris International Inc.	1.625%	3/20/17	7,600	7,705
Philip Morris International Inc.	1.125%	8/21/17	8,414	8,427
Philip Morris International Inc.	1.250%	11/9/17	600	602
Philip Morris International Inc.	5.650%	5/16/18	13,120	14,693
Philip Morris International Inc.	1.875%	1/15/19	11,425	11,449
Philip Morris International Inc.	4.500%	3/26/20	1,700	1,885
Procter & Gamble Co.	1.450%	8/15/16	3,423	3,457
Procter & Gamble Co.	1.600%	11/15/18	3,600	3,644
Procter & Gamble Co.	4.700%	2/15/19	11,885	13,224
Procter & Gamble Co.	1.900%	11/1/19	5,600	5,654
Quest Diagnostics Inc.	2.700%	4/1/19	2,000	2,032
Quest Diagnostics Inc.	4.750%	1/30/20	3,375	3,722
Quest Diagnostics Inc.	2.500%	3/30/20	2,600	2,610
Reynolds American Inc.	6.750%	6/15/17	4,850	5,341
Reynolds American Inc.	7.750%	6/1/18	1,350	1,565
Sanofi	1.250%	4/10/18	10,414	10,407
Stryker Corp.	2.000%	9/30/16	6,077	6,170
Stryker Corp.	1.300%	4/1/18	5,050	5,038
Stryker Corp.	4.375%	1/15/20	3,900	4,304
Sysco Corp.	1.450%	10/2/17	2,250	2,260
Sysco Corp.	5.250%	2/12/18	4,373	4,805
Sysco Corp.	5.375%	3/17/19	150	169
Sysco Corp.	2.350%	10/2/19	8,025	8,153
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	5,993	6,105
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	8,105	8,081
Thermo Fisher Scientific Inc.	2.250%	8/15/16	9,122	9,250
Thermo Fisher Scientific Inc.	1.300%	2/1/17	5,474	5,473
Thermo Fisher Scientific Inc.	1.850%	1/15/18	4,762	4,789
Thermo Fisher Scientific Inc.	2.400%	2/1/19	6,920	6,970
Thermo Fisher Scientific Inc.	4.700%	5/1/20	275	304
Tyson Foods Inc.	2.650%	8/15/19	7,000	7,124
Unilever Capital Corp.	0.850%	8/2/17	3,575	3,568
Unilever Capital Corp.	4.800%	2/15/19	6,375	7,089
Unilever Capital Corp.	2.200%	3/6/19	4,920	5,013
Whirlpool Corp.	1.350%	3/1/17	2,150	2,156
Whirlpool Corp.	1.650%	11/1/17	200	201
Whirlpool Corp.	2.400%	3/1/19	7,595	7,656
Wyeth LLC	5.450%	4/1/17	6,445	6,971
Zimmer Holdings Inc.	1.450%	4/1/17	5,000	5,013
Zimmer Holdings Inc.	2.000%	4/1/18	7,125	7,186
Zimmer Holdings Inc.	4.625%	11/30/19	3,175	3,479
Zimmer Holdings Inc.	2.700%	4/1/20	11,510	11,575
Zoetis Inc.	1.875%	2/1/18	3,025	3,025

Energy (9.1%)
Anadarko Petroleum Corp.	5.950%	9/15/16	15,105	16,007
Anadarko Petroleum Corp.	6.375%	9/15/17	14,275	15,769
Anadarko Petroleum Corp.	8.700%	3/15/19	4,495	5,478
Anadarko Petroleum Corp.	6.950%	6/15/19	750	879
Apache Corp.	5.625%	1/15/17	4,100	4,383

Apache Corp.	1.750%	4/15/17	4,763	4,797
Apache Corp.	6.900%	9/15/18	1,775	2,053
Baker Hughes Inc.	7.500%	11/15/18	5,125	6,101
Boardwalk Pipelines LP	5.500%	2/1/17	2,200	2,292
Boardwalk Pipelines LP	5.750%	9/15/19	3,105	3,320
BP Capital Markets plc	2.248%	11/1/16	5,285	5,387
BP Capital Markets plc	1.846%	5/5/17	12,657	12,843
BP Capital Markets plc	1.375%	11/6/17	7,900	7,917
BP Capital Markets plc	1.674%	2/13/18	7,650	7,716
BP Capital Markets plc	1.375%	5/10/18	11,730	11,703
BP Capital Markets plc	2.241%	9/26/18	9,200	9,387
BP Capital Markets plc	4.750%	3/10/19	6,465	7,126
BP Capital Markets plc	2.237%	5/10/19	10,475	10,595
BP Capital Markets plc	2.521%	1/15/20	6,325	6,435
BP Capital Markets plc	2.315%	2/13/20	6,750	6,795
Buckeye Partners LP	6.050%	1/15/18	2,525	2,748
Buckeye Partners LP	2.650%	11/15/18	3,078	3,071
Cameron International Corp.	1.150%	12/15/16	2,100	2,089
Cameron International Corp.	6.375%	7/15/18	4,350	4,853
Canadian Natural Resources Ltd.	5.700%	5/15/17	10,314	11,127
Canadian Natural Resources Ltd.	1.750%	1/15/18	4,725	4,717
Canadian Natural Resources Ltd.	5.900%	2/1/18	1,775	1,956
Cenovus Energy Inc.	5.700%	10/15/19	8,350	9,380
CenterPoint Energy Resources Corp.	6.125%	11/1/17	900	998
CenterPoint Energy Resources Corp.	6.000%	5/15/18	6,200	6,959
Chevron Corp.	0.889%	6/24/16	6,200	6,219
Chevron Corp.	1.345%	11/15/17	8,750	8,797
Chevron Corp.	1.104%	12/5/17	11,385	11,374
Chevron Corp.	1.365%	3/2/18	13,800	13,841
Chevron Corp.	1.718%	6/24/18	19,675	19,871
Chevron Corp.	4.950%	3/3/19	10,121	11,317
Chevron Corp.	2.193%	11/15/19	4,275	4,348
Chevron Corp.	1.961%	3/3/20	11,025	11,043
2 Columbia Pipeline Group Inc.	2.450%	6/1/18	3,200	3,229
2 Columbia Pipeline Group Inc.	3.300%	6/1/20	1,750	1,765
ConocoPhillips	5.200%	5/15/18	3,325	3,682
ConocoPhillips	6.650%	7/15/18	2,489	2,877
ConocoPhillips	5.750%	2/1/19	15,394	17,530
ConocoPhillips	6.000%	1/15/20	7,206	8,417
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	9,550	10,172
ConocoPhillips Co.	1.050%	12/15/17	8,100	8,069
ConocoPhillips Co.	1.500%	5/15/18	2,500	2,503
ConocoPhillips Co.	2.200%	5/15/20	3,750	3,758
Devon Energy Corp.	2.250%	12/15/18	8,225	8,308
Devon Energy Corp.	6.300%	1/15/19	4,465	5,084
Diamond Offshore Drilling Inc.	5.875%	5/1/19	3,575	4,024
Dominion Gas Holdings LLC	2.500%	12/15/19	5,600	5,698
El Paso Natural Gas Co. LLC	5.950%	4/15/17	4,050	4,347
2 Enable Midstream Partners LP	2.400%	5/15/19	3,700	3,580
Enbridge Energy Partners LP	5.875%	12/15/16	2,634	2,804
Enbridge Energy Partners LP	6.500%	4/15/18	5,051	5,626
Enbridge Energy Partners LP	9.875%	3/1/19	1,325	1,652
Enbridge Energy Partners LP	5.200%	3/15/20	6,000	6,577
Enbridge Inc.	5.600%	4/1/17	2,653	2,820
Encana Corp.	6.500%	5/15/19	2,600	2,973
Energy Transfer Partners LP	6.125%	2/15/17	5,850	6,275
Energy Transfer Partners LP	6.700%	7/1/18	8,025	9,100

Energy Transfer Partners LP	9.700%	3/15/19	2,000	2,485
Energy Transfer Partners LP	9.000%	4/15/19	1,425	1,748
EnLink Midstream Partners LP	2.700%	4/1/19	2,775	2,769
Enterprise Products Operating LLC	6.300%	9/15/17	4,769	5,286
Enterprise Products Operating LLC	6.650%	4/15/18	2,669	3,031
Enterprise Products Operating LLC	1.650%	5/7/18	4,000	4,006
Enterprise Products Operating LLC	6.500%	1/31/19	6,100	7,027
Enterprise Products Operating LLC	2.550%	10/15/19	4,250	4,302
Enterprise Products Operating LLC	5.250%	1/31/20	5,475	6,157
1 Enterprise Products Operating LLC	8.375%	8/1/66	4,600	4,853
1 Enterprise Products Operating LLC	7.034%	1/15/68	6,601	7,129
EOG Resources Inc.	5.875%	9/15/17	3,005	3,321
EOG Resources Inc.	6.875%	10/1/18	1,675	1,957
EOG Resources Inc.	5.625%	6/1/19	6,627	7,568
EQT Corp.	6.500%	4/1/18	3,543	3,920
EQT Corp.	8.125%	6/1/19	4,525	5,389
Exxon Mobil Corp.	1.305%	3/6/18	15,200	15,233
Exxon Mobil Corp.	1.819%	3/15/19	10,273	10,335
Exxon Mobil Corp.	1.912%	3/6/20	13,000	13,052
FMC Technologies Inc.	2.000%	10/1/17	2,240	2,244
Halliburton Co.	1.000%	8/1/16	1,765	1,765
Halliburton Co.	2.000%	8/1/18	1,750	1,770
Halliburton Co.	5.900%	9/15/18	4,775	5,410
Halliburton Co.	6.150%	9/15/19	6,375	7,406
Hess Corp.	1.300%	6/15/17	2,200	2,189
Hess Corp.	8.125%	2/15/19	7,188	8,621
Husky Energy Inc.	6.150%	6/15/19	510	573
Husky Energy Inc.	7.250%	12/15/19	7,270	8,588
Kinder Morgan Energy Partners LP	6.000%	2/1/17	4,027	4,315
Kinder Morgan Energy Partners LP	5.950%	2/15/18	10,100	11,117
Kinder Morgan Energy Partners LP	2.650%	2/1/19	525	525
Kinder Morgan Energy Partners LP	9.000%	2/1/19	3,100	3,755
Kinder Morgan Energy Partners LP	6.850%	2/15/20	5,175	6,024
Kinder Morgan Energy Partners LP	6.500%	4/1/20	3,675	4,242
Kinder Morgan Inc.	7.000%	6/15/17	9,200	10,080
Kinder Morgan Inc.	2.000%	12/1/17	3,250	3,258
Kinder Morgan Inc.	7.250%	6/1/18	1,000	1,136
Kinder Morgan Inc.	3.050%	12/1/19	17,775	17,839
Magellan Midstream Partners LP	5.650%	10/15/16	1,525	1,621
Magellan Midstream Partners LP	6.550%	7/15/19	3,696	4,301
Marathon Oil Corp.	6.000%	10/1/17	2,925	3,216
Marathon Oil Corp.	5.900%	3/15/18	9,302	10,283
Murphy Oil Corp.	2.500%	12/1/17	4,600	4,616
Nabors Industries Inc.	2.350%	9/15/16	1,500	1,505
Nabors Industries Inc.	6.150%	2/15/18	5,750	6,222
Nabors Industries Inc.	9.250%	1/15/19	1,550	1,791
National Fuel Gas Co.	8.750%	5/1/19	2,300	2,786
National Oilwell Varco Inc.	1.350%	12/1/17	3,060	3,043
NiSource Finance Corp.	6.400%	3/15/18	6,665	7,535
NiSource Finance Corp.	6.800%	1/15/19	2,675	3,116
Noble Energy Inc.	8.250%	3/1/19	8,000	9,642
Noble Holding International Ltd.	2.500%	3/15/17	4,075	4,077
Occidental Petroleum Corp.	4.125%	6/1/16	4,450	4,601
Occidental Petroleum Corp.	1.750%	2/15/17	9,974	10,104
Occidental Petroleum Corp.	1.500%	2/15/18	4,860	4,862
ONEOK Partners LP	6.150%	10/1/16	2,450	2,602
ONEOK Partners LP	2.000%	10/1/17	3,775	3,776

ONEOK Partners LP	3.200%	9/15/18	1,950	1,994
ONEOK Partners LP	8.625%	3/1/19	4,075	4,869
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	1,561	1,718
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	3,275	3,730
Petro-Canada	6.050%	5/15/18	3,436	3,852
Phillips 66	2.950%	5/1/17	16,865	17,384
Phillips 66 Partners LP	2.646%	2/15/20	2,025	2,015
Pioneer Natural Resources Co.	5.875%	7/15/16	5,456	5,731
Pioneer Natural Resources Co.	6.650%	3/15/17	2,445	2,663
Pioneer Natural Resources Co.	6.875%	5/1/18	4,125	4,668
Pioneer Natural Resources Co.	7.500%	1/15/20	2,125	2,531
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	2,370	2,541
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	5,650	6,389
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	5,140	6,348
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	5,640	6,391
Pride International Inc.	8.500%	6/15/19	3,125	3,723
Questar Corp.	2.750%	2/1/16	275	279
Rowan Cos. Inc.	5.000%	9/1/17	1,700	1,757
Rowan Cos. Inc.	7.875%	8/1/19	7,125	8,032
Shell International Finance BV	0.900%	11/15/16	1,650	1,653
Shell International Finance BV	5.200%	3/22/17	6,700	7,206
Shell International Finance BV	1.125%	8/21/17	10,595	10,623
Shell International Finance BV	1.900%	8/10/18	8,950	9,095
Shell International Finance BV	2.000%	11/15/18	14,525	14,765
Shell International Finance BV	4.300%	9/22/19	12,775	13,987
Shell International Finance BV	4.375%	3/25/20	6,905	7,638
Shell International Finance BV	2.125%	5/11/20	16,250	16,271
2 Southern Natural Gas Co. LLC	5.900%	4/1/17	2,858	3,060
Southwestern Energy Co.	3.300%	1/23/18	1,725	1,771
Southwestern Energy Co.	7.500%	2/1/18	5,106	5,744
Southwestern Energy Co.	4.050%	1/23/20	6,375	6,594
Spectra Energy Capital LLC	6.200%	4/15/18	2,907	3,226
Spectra Energy Capital LLC	8.000%	10/1/19	3,825	4,597
Spectra Energy Partners LP	2.950%	9/25/18	9,698	9,971
Suncor Energy Inc.	6.100%	6/1/18	13,381	15,012
Sunoco Inc.	5.750%	1/15/17	1,100	1,165
Sunoco Logistics Partners Operations LP	5.500%	2/15/20	1,200	1,340
Talisman Energy Inc.	7.750%	6/1/19	5,000	5,831
Tennessee Gas Pipeline Co. LLC	7.500%	4/1/17	3,275	3,600
Texas Gas Transmission LLC	4.600%	6/1/15	175	175
Total Capital Canada Ltd.	1.450%	1/15/18	11,179	11,244
Total Capital International SA	1.000%	8/12/16	2,300	2,308
Total Capital International SA	1.500%	2/17/17	9,075	9,169
Total Capital International SA	1.550%	6/28/17	11,601	11,737
Total Capital International SA	2.125%	1/10/19	7,334	7,454
Total Capital International SA	2.100%	6/19/19	5,650	5,725
Total Capital SA	2.125%	8/10/18	11,865	12,077
TransCanada PipeLines Ltd.	1.875%	1/12/18	2,750	2,781
TransCanada PipeLines Ltd.	6.500%	8/15/18	9,317	10,627
TransCanada PipeLines Ltd.	7.125%	1/15/19	2,392	2,811
1 TransCanada PipeLines Ltd.	6.350%	5/15/67	6,375	6,130
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	1,375	1,535
Valero Energy Corp.	6.125%	6/15/17	4,800	5,251

Valero Energy Corp.	9.375%	3/15/19	4,948	6,151
Valero Energy Corp.	6.125%	2/1/20	5,530	6,406
Weatherford International LLC	6.350%	6/15/17	6,000	6,445
Weatherford International Ltd.	6.000%	3/15/18	2,804	3,002
Weatherford International Ltd.	9.625%	3/1/19	5,757	6,768
Western Gas Partners LP	2.600%	8/15/18	3,650	3,702
Williams Partners LP	5.250%	3/15/20	12,945	14,395
Williams Partners LP/Williams Partners
Finance Corp.	7.250%	2/1/17	3,125	3,410
XTO Energy Inc.	6.250%	8/1/17	3,485	3,877
XTO Energy Inc.	5.500%	6/15/18	8,350	9,394
XTO Energy Inc.	6.500%	12/15/18	1,425	1,673

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	875	971
Yale University Connecticut GO	2.086%	4/15/19	1,400	1,429

Technology (5.9%)
Adobe Systems Inc.	4.750%	2/1/20	7,075	7,879
Altera Corp.	1.750%	5/15/17	6,575	6,619
Altera Corp.	2.500%	11/15/18	4,500	4,589
Amphenol Corp.	1.550%	9/15/17	2,075	2,082
Amphenol Corp.	2.550%	1/30/19	7,875	8,003
Analog Devices Inc.	3.000%	4/15/16	275	280
Apple Inc.	1.050%	5/5/17	10,450	10,505
Apple Inc.	0.900%	5/12/17	5,350	5,358
Apple Inc.	1.000%	5/3/18	32,843	32,548
Apple Inc.	2.100%	5/6/19	15,345	15,627
Apple Inc.	1.550%	2/7/20	7,375	7,272
Apple Inc.	2.000%	5/6/20	12,000	12,031
Applied Materials Inc.	2.650%	6/15/16	5,350	5,450
Arrow Electronics Inc.	3.000%	3/1/18	3,000	3,069
Arrow Electronics Inc.	6.000%	4/1/20	1,400	1,581
Autodesk Inc.	1.950%	12/15/17	2,525	2,545
Avnet Inc.	6.625%	9/15/16	1,600	1,702
Baidu Inc.	2.250%	11/28/17	5,900	5,964
Baidu Inc.	3.250%	8/6/18	6,900	7,134
Baidu Inc.	2.750%	6/9/19	6,125	6,179
Broadcom Corp.	2.700%	11/1/18	3,377	3,499
CA Inc.	2.875%	8/15/18	1,850	1,894
CA Inc.	5.375%	12/1/19	4,925	5,454
Cisco Systems Inc.	1.100%	3/3/17	10,020	10,075
Cisco Systems Inc.	3.150%	3/14/17	5,770	6,016
Cisco Systems Inc.	4.950%	2/15/19	18,531	20,686
Cisco Systems Inc.	2.125%	3/1/19	15,900	16,194
Cisco Systems Inc.	4.450%	1/15/20	19,135	21,251
Computer Sciences Corp.	6.500%	3/15/18	5,450	6,027
Corning Inc.	1.450%	11/15/17	2,850	2,858
Corning Inc.	1.500%	5/8/18	2,750	2,755
Corning Inc.	6.625%	5/15/19	3,155	3,694
Dun & Bradstreet Corp.	3.250%	12/1/17	2,100	2,154
EMC Corp.	1.875%	6/1/18	15,700	15,805
Equifax Inc.	6.300%	7/1/17	1,800	1,980
Fidelity National Information Services Inc.	1.450%	6/5/17	5,226	5,225
Fidelity National Information Services Inc.	2.000%	4/15/18	475	478
Fiserv Inc.	3.125%	6/15/16	7,254	7,417
Fiserv Inc.	6.800%	11/20/17	2,953	3,359

Fiserv Inc.	2.700%	6/1/20	4,500	4,512
Hewlett-Packard Co.	2.650%	6/1/16	5,985	6,082
Hewlett-Packard Co.	3.000%	9/15/16	7,622	7,801
Hewlett-Packard Co.	3.300%	12/9/16	4,105	4,227
Hewlett-Packard Co.	5.400%	3/1/17	4,125	4,415
Hewlett-Packard Co.	2.600%	9/15/17	7,300	7,464
Hewlett-Packard Co.	5.500%	3/1/18	6,326	7,012
Hewlett-Packard Co.	2.750%	1/14/19	11,720	11,970
Intel Corp.	1.950%	10/1/16	11,100	11,286
Intel Corp.	1.350%	12/15/17	23,393	23,502
International Business Machines Corp.	1.950%	7/22/16	18,905	19,202
International Business Machines Corp.	1.250%	2/6/17	6,225	6,281
International Business Machines Corp.	5.700%	9/14/17	19,421	21,445
International Business Machines Corp.	1.125%	2/6/18	13,100	13,066
International Business Machines Corp.	1.250%	2/8/18	10,925	10,935
International Business Machines Corp.	7.625%	10/15/18	10,204	12,220
International Business Machines Corp.	1.950%	2/12/19	2,100	2,124
International Business Machines Corp.	1.875%	5/15/19	3,775	3,794
International Business Machines Corp.	8.375%	11/1/19	2,389	3,049
International Business Machines Corp.	1.625%	5/15/20	11,100	10,918
Intuit Inc.	5.750%	3/15/17	3,350	3,609
Jabil Circuit Inc.	7.750%	7/15/16	3,450	3,683
Jabil Circuit Inc.	8.250%	3/15/18	1,550	1,775
Juniper Networks Inc.	3.100%	3/15/16	2,050	2,084
2 Keysight Technologies Inc.	3.300%	10/30/19	3,500	3,528
KLA-Tencor Corp.	3.375%	11/1/19	1,200	1,237
Lam Research Corp.	2.750%	3/15/20	3,550	3,572
Lexmark International Inc.	6.650%	6/1/18	1,100	1,215
Lexmark International Inc.	5.125%	3/15/20	3,400	3,662
Maxim Integrated Products Inc.	2.500%	11/15/18	3,585	3,622
Microsoft Corp.	0.875%	11/15/17	3,100	3,098
Microsoft Corp.	1.000%	5/1/18	2,348	2,348
Microsoft Corp.	1.625%	12/6/18	9,350	9,491
Microsoft Corp.	4.200%	6/1/19	6,995	7,709
National Semiconductor Corp.	6.600%	6/15/17	3,350	3,722
NetApp Inc.	2.000%	12/15/17	4,455	4,471
Oracle Corp.	1.200%	10/15/17	16,102	16,142
Oracle Corp.	5.750%	4/15/18	19,074	21,377
Oracle Corp.	2.375%	1/15/19	14,250	14,569
Oracle Corp.	5.000%	7/8/19	12,775	14,316
Oracle Corp.	2.250%	10/8/19	18,920	19,160
Pitney Bowes Inc.	5.750%	9/15/17	3,080	3,352
Pitney Bowes Inc.	5.600%	3/15/18	725	787
Pitney Bowes Inc.	4.750%	5/15/18	2,750	2,948
QUALCOMM Inc.	2.250%	5/20/20	15,000	15,025
Seagate HDD Cayman	3.750%	11/15/18	8,375	8,741
2 Semiconductor Manufacturing International
Corp.	4.125%	10/7/19	3,500	3,520
Symantec Corp.	2.750%	6/15/17	3,975	4,038
Tech Data Corp.	3.750%	9/21/17	1,700	1,765
Texas Instruments Inc.	1.000%	5/1/18	5,650	5,619
Texas Instruments Inc.	1.650%	8/3/19	4,334	4,310
Texas Instruments Inc.	1.750%	5/1/20	1,300	1,286
Total System Services Inc.	2.375%	6/1/18	4,275	4,291
Tyco Electronics Group SA	6.550%	10/1/17	6,270	6,988
Tyco Electronics Group SA	2.375%	12/17/18	775	789
Tyco Electronics Group SA	2.350%	8/1/19	3,550	3,577

Xerox Corp.	6.750%	2/1/17	4,050	4,404
Xerox Corp.	2.950%	3/15/17	5,150	5,292
Xerox Corp.	6.350%	5/15/18	4,970	5,576
Xerox Corp.	2.750%	3/15/19	4,500	4,582
Xerox Corp.	5.625%	12/15/19	6,417	7,226
Xerox Corp.	2.800%	5/15/20	1,650	1,657
Xilinx Inc.	2.125%	3/15/19	3,275	3,293

Transportation (1.3%)
Burlington Northern Santa Fe LLC	5.650%	5/1/17	2,736	2,973
Burlington Northern Santa Fe LLC	5.750%	3/15/18	5,400	6,032
Burlington Northern Santa Fe LLC	4.700%	10/1/19	4,181	4,650
Canadian National Railway Co.	5.800%	6/1/16	700	739
Canadian National Railway Co.	1.450%	12/15/16	4,670	4,715
Canadian National Railway Co.	5.850%	11/15/17	1,000	1,102
Canadian National Railway Co.	5.550%	5/15/18	2,190	2,449
Canadian National Railway Co.	5.550%	3/1/19	3,450	3,915
Canadian Pacific Railway Co.	6.500%	5/15/18	1,389	1,575
Canadian Pacific Railway Co.	7.250%	5/15/19	4,130	4,908
Con-way Inc.	7.250%	1/15/18	3,025	3,390
1 Continental Airlines 2009-1 Pass Through
Trust	9.000%	1/8/18	1,251	1,345
1 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	3,055	3,536
CSX Corp.	5.600%	5/1/17	2,695	2,921
CSX Corp.	7.900%	5/1/17	1,500	1,690
CSX Corp.	6.250%	3/15/18	7,250	8,184
CSX Corp.	7.375%	2/1/19	2,800	3,326
1 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	6/17/21	2,498	2,866
1 Delta Air Lines 2010-1 Class A Pass Through
Trust	6.200%	1/2/20	649	711
1 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	11/23/20	2,113	2,250
1 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	11/7/21	1,913	2,061
FedEx Corp.	8.000%	1/15/19	4,800	5,807
FedEx Corp.	2.300%	2/1/20	1,700	1,703
JB Hunt Transport Services Inc.	2.400%	3/15/19	2,500	2,533
Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	2,000	1,960
Norfolk Southern Corp.	7.700%	5/15/17	2,049	2,302
Norfolk Southern Corp.	5.750%	4/1/18	5,725	6,375
Norfolk Southern Corp.	5.900%	6/15/19	4,700	5,379
1 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	1,703	1,954
Ryder System Inc.	5.850%	11/1/16	1,225	1,304
Ryder System Inc.	2.500%	3/1/17	3,650	3,723
Ryder System Inc.	3.500%	6/1/17	2,475	2,581
Ryder System Inc.	2.500%	3/1/18	2,470	2,527
Ryder System Inc.	2.450%	11/15/18	2,175	2,211
Ryder System Inc.	2.350%	2/26/19	1,775	1,789
Ryder System Inc.	2.550%	6/1/19	2,475	2,499
Ryder System Inc.	2.450%	9/3/19	2,850	2,864
Ryder System Inc.	2.650%	3/2/20	3,000	3,026
Ryder System Inc.	2.500%	5/11/20	2,800	2,803
Southwest Airlines Co.	5.750%	12/15/16	1,795	1,917
Southwest Airlines Co.	5.125%	3/1/17	1,600	1,704

Southwest Airlines Co.	2.750%	11/6/19	2,600	2,660
1 UAL 2009-2A Pass Through Trust	9.750%	7/15/18	2,992	3,268
Union Pacific Corp.	5.750%	11/15/17	2,200	2,440
Union Pacific Corp.	5.700%	8/15/18	2,225	2,521
Union Pacific Corp.	2.250%	2/15/19	2,800	2,856
Union Pacific Corp.	1.800%	2/1/20	2,500	2,496
United Parcel Service Inc.	1.125%	10/1/17	7,725	7,754
United Parcel Service Inc.	5.500%	1/15/18	5,170	5,739
United Parcel Service Inc.	5.125%	4/1/19	8,045	9,064
United Parcel Service of America Inc.	8.375%	4/1/20	800	1,027
				6,183,314
Utilities (4.9%)
Electric (4.6%)
Alabama Power Co.	5.500%	10/15/17	1,925	2,117
Ameren Illinois Co.	6.125%	11/15/17	625	697
American Electric Power Co. Inc.	1.650%	12/15/17	6,675	6,690
Appalachian Power Co.	5.000%	6/1/17	200	214
Arizona Public Service Co.	8.750%	3/1/19	5,500	6,816
Arizona Public Service Co.	2.200%	1/15/20	1,500	1,498
Atlantic City Electric Co.	7.750%	11/15/18	750	899
Avista Corp.	5.950%	6/1/18	1,450	1,633
Baltimore Gas & Electric Co.	5.900%	10/1/16	2,250	2,400
Berkshire Hathaway Energy Co.	1.100%	5/15/17	5,750	5,749
Berkshire Hathaway Energy Co.	5.750%	4/1/18	5,745	6,397
Berkshire Hathaway Energy Co.	2.000%	11/15/18	1,725	1,745
Berkshire Hathaway Energy Co.	2.400%	2/1/20	2,350	2,371
CenterPoint Energy Inc.	6.500%	5/1/18	4,328	4,898
Cleco Power LLC	6.650%	6/15/18	817	929
Cleveland Electric Illuminating Co.	7.880%	11/1/17	2,128	2,451
CMS Energy Corp.	6.550%	7/17/17	1,000	1,104
CMS Energy Corp.	5.050%	2/15/18	1,000	1,086
CMS Energy Corp.	8.750%	6/15/19	4,475	5,554
CMS Energy Corp.	6.250%	2/1/20	1,125	1,307
Commonwealth Edison Co.	5.950%	8/15/16	1,059	1,121
Commonwealth Edison Co.	1.950%	9/1/16	500	507
Commonwealth Edison Co.	6.150%	9/15/17	3,125	3,466
Commonwealth Edison Co.	5.800%	3/15/18	5,400	6,038
Commonwealth Edison Co.	2.150%	1/15/19	7,375	7,482
Connecticut Light & Power Co.	5.650%	5/1/18	5,450	6,114
Connecticut Light & Power Co.	5.500%	2/1/19	1,850	2,088
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	6,113	6,479
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	4,725	5,312
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	3,825	4,515
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,475	1,733
Consumers Energy Co.	5.500%	8/15/16	640	675
Consumers Energy Co.	5.150%	2/15/17	1,000	1,068
Consumers Energy Co.	5.650%	9/15/18	2,000	2,260
Consumers Energy Co.	6.125%	3/15/19	5,400	6,260
Consumers Energy Co.	6.700%	9/15/19	75	89
Consumers Energy Co.	5.650%	4/15/20	2,875	3,330
Dayton Power & Light Co.	1.875%	9/15/16	3,225	3,255
Dominion Resources Inc.	1.950%	8/15/16	8,930	9,032
Dominion Resources Inc.	1.250%	3/15/17	2,300	2,304
Dominion Resources Inc.	1.400%	9/15/17	4,625	4,635
Dominion Resources Inc.	6.400%	6/15/18	2,190	2,489
Dominion Resources Inc.	5.200%	8/15/19	2,650	2,952
Dominion Resources Inc.	2.500%	12/1/19	5,287	5,342

1 Dominion Resources Inc.	7.500%	6/30/66	2,100	2,121
DTE Electric Co.	5.600%	6/15/18	850	950
DTE Energy Co.	6.350%	6/1/16	2,365	2,494
DTE Energy Co.	2.400%	12/1/19	5,900	5,964
Duke Energy Carolinas LLC	1.750%	12/15/16	5,725	5,811
Duke Energy Carolinas LLC	5.100%	4/15/18	5,432	6,023
Duke Energy Carolinas LLC	7.000%	11/15/18	2,427	2,881
Duke Energy Corp.	2.150%	11/15/16	4,500	4,586
Duke Energy Corp.	1.625%	8/15/17	7,550	7,609
Duke Energy Corp.	2.100%	6/15/18	6,690	6,810
Duke Energy Corp.	6.250%	6/15/18	2,000	2,273
Duke Energy Corp.	5.050%	9/15/19	3,420	3,829
Duke Energy Florida Inc.	5.800%	9/15/17	265	292
Duke Energy Florida Inc.	5.650%	6/15/18	5,897	6,629
Duke Energy Indiana Inc.	6.050%	6/15/16	1,000	1,052
Duke Energy Ohio Inc.	5.450%	4/1/19	4,063	4,591
Duke Energy Progress Inc.	5.300%	1/15/19	5,205	5,839
Edison International	3.750%	9/15/17	4,965	5,234
Entergy Corp.	4.700%	1/15/17	6,375	6,651
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	2,325	2,610
Entergy Louisiana LLC	6.500%	9/1/18	3,075	3,548
Entergy Texas Inc.	7.125%	2/1/19	5,585	6,544
Eversource Energy	1.450%	5/1/18	3,200	3,184
Eversource Energy	4.500%	11/15/19	1,487	1,636
Exelon Generation Co. LLC	6.200%	10/1/17	4,615	5,080
Exelon Generation Co. LLC	5.200%	10/1/19	5,050	5,596
Exelon Generation Co. LLC	2.950%	1/15/20	10,000	10,132
Florida Power & Light Co.	5.550%	11/1/17	2,352	2,600
Georgia Power Co.	5.700%	6/1/17	1,300	1,417
Georgia Power Co.	5.400%	6/1/18	2,500	2,782
Georgia Power Co.	4.250%	12/1/19	3,155	3,455
Indiana Michigan Power Co.	7.000%	3/15/19	3,817	4,499
1 Integrys Energy Group Inc.	6.110%	12/1/66	2,700	2,565
Jersey Central Power & Light Co.	5.625%	5/1/16	5,900	6,123
Jersey Central Power & Light Co.	5.650%	6/1/17	1,000	1,079
Kansas City Power & Light Co.	6.375%	3/1/18	3,336	3,757
Kansas City Power & Light Co.	7.150%	4/1/19	4,300	5,099
Louisville Gas & Electric Co.	1.625%	11/15/15	1,200	1,206
Metropolitan Edison Co.	7.700%	1/15/19	1,017	1,203
MidAmerican Energy Co.	5.950%	7/15/17	3,539	3,880
Mississippi Power Co.	2.350%	10/15/16	670	683
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	3,809	4,124
National Rural Utilities Cooperative Finance
Corp.	0.950%	4/24/17	2,300	2,299
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	3,637	4,023
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	7,664	9,824
National Rural Utilities Cooperative Finance
Corp.	2.150%	2/1/19	5,000	5,049
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/15/19	1,300	1,320
National Rural Utilities Cooperative Finance
Corp.	2.000%	1/27/20	5,000	4,988
Nevada Power Co.	6.500%	5/15/18	475	543
Nevada Power Co.	6.500%	8/1/18	3,095	3,564

Nevada Power Co.	7.125%	3/15/19	3,735	4,425
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	4,400	4,997
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	2,400	2,416
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	3,039	3,093
1 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,800	2,618
1 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	3,075	2,906
1 NextEra Energy Capital Holdings Inc.	7.300%	9/1/67	675	700
Northern States Power Co.	1.950%	8/15/15	1,125	1,126
Northern States Power Co.	5.250%	3/1/18	2,900	3,188
NSTAR Electric Co.	5.625%	11/15/17	525	580
Oglethorpe Power Corp.	6.100%	3/15/19	725	825
Ohio Power Co.	6.000%	6/1/16	4,877	5,117
Ohio Power Co.	6.050%	5/1/18	775	871
Oklahoma Gas & Electric Co.	8.250%	1/15/19	1,225	1,496
Oncor Electric Delivery Co. LLC	5.000%	9/30/17	2,000	2,169
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	3,600	4,178
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	2,250	2,258
Pacific Gas & Electric Co.	5.625%	11/30/17	6,056	6,647
Pacific Gas & Electric Co.	8.250%	10/15/18	8,190	9,859
PacifiCorp	5.650%	7/15/18	4,825	5,419
PacifiCorp	5.500%	1/15/19	3,100	3,504
Peco Energy Co.	1.200%	10/15/16	3,225	3,240
Peco Energy Co.	5.350%	3/1/18	2,700	3,000
Pennsylvania Electric Co.	6.050%	9/1/17	3,775	4,136
Pennsylvania Electric Co.	5.200%	4/1/20	2,350	2,592
Pepco Holdings Inc.	2.700%	10/1/15	500	503
PG&E Corp.	2.400%	3/1/19	1,975	1,995
Portland General Electric Co.	6.100%	4/15/19	1,885	2,162
PPL Capital Funding Inc.	1.900%	6/1/18	5,250	5,260
Progress Energy Inc.	4.875%	12/1/19	1,950	2,167
PSEG Power LLC	2.750%	9/15/16	300	307
PSEG Power LLC	5.320%	9/15/16	5,950	6,267
PSEG Power LLC	2.450%	11/15/18	3,000	3,037
PSEG Power LLC	5.125%	4/15/20	1,625	1,809
Public Service Co. of Colorado	5.125%	6/1/19	3,525	3,974
Public Service Co. of New Mexico	7.950%	5/15/18	1,265	1,479
Public Service Co. of Oklahoma	5.150%	12/1/19	872	977
Public Service Electric & Gas Co.	5.300%	5/1/18	3,115	3,453
Public Service Electric & Gas Co.	2.300%	9/15/18	1,600	1,642
Public Service Electric & Gas Co.	1.800%	6/1/19	5,200	5,181
San Diego Gas & Electric Co.	5.300%	11/15/15	300	306
South Carolina Electric & Gas Co.	5.250%	11/1/18	2,225	2,496
South Carolina Electric & Gas Co.	6.500%	11/1/18	2,325	2,706
Southern California Edison Co.	1.125%	5/1/17	4,265	4,273
Southern California Edison Co.	5.500%	8/15/18	3,700	4,155
Southern Co.	1.950%	9/1/16	2,350	2,380
Southern Co.	1.300%	8/15/17	2,550	2,552
Southern Co.	2.450%	9/1/18	4,500	4,618
Southern Co.	2.150%	9/1/19	4,625	4,650
Southern Power Co.	4.875%	7/15/15	4,212	4,233
Southwestern Electric Power Co.	5.550%	1/15/17	675	723
Southwestern Electric Power Co.	5.875%	3/1/18	2,875	3,190
Southwestern Electric Power Co.	6.450%	1/15/19	3,570	4,106
Southwestern Public Service Co.	8.750%	12/1/18	155	191
Tampa Electric Co.	6.100%	5/15/18	2,150	2,427
TECO Finance Inc.	6.572%	11/1/17	3,178	3,557
TECO Finance Inc.	5.150%	3/15/20	1,950	2,190

TransAlta Corp.	6.650%	5/15/18	2,100	2,319
Union Electric Co.	6.400%	6/15/17	4,467	4,942
Union Electric Co.	6.700%	2/1/19	4,575	5,363
Virginia Electric & Power Co.	5.950%	9/15/17	1,700	1,880
Virginia Electric & Power Co.	1.200%	1/15/18	4,100	4,095
Virginia Electric & Power Co.	5.400%	4/30/18	5,900	6,571
Wisconsin Electric Power Co.	1.700%	6/15/18	2,250	2,269
Wisconsin Electric Power Co.	4.250%	12/15/19	1,175	1,287
1 Wisconsin Energy Corp.	6.250%	5/15/67	3,170	3,055
Wisconsin Power & Light Co.	5.000%	7/15/19	1,725	1,934
Xcel Energy Inc.	1.200%	6/1/17	1,000	1,001
Xcel Energy Inc.	4.700%	5/15/20	4,700	5,164

Natural Gas (0.3%)
AGL Capital Corp.	6.375%	7/15/16	775	820
AGL Capital Corp.	5.250%	8/15/19	2,825	3,155
Atmos Energy Corp.	6.350%	6/15/17	2,300	2,535
Atmos Energy Corp.	8.500%	3/15/19	1,787	2,189
British Transco Finance Inc.	6.625%	6/1/18	1,985	2,279
ONE Gas Inc.	2.070%	2/1/19	2,600	2,618
Sempra Energy	6.500%	6/1/16	8,832	9,331
Sempra Energy	2.300%	4/1/17	4,660	4,742
Sempra Energy	6.150%	6/15/18	7,925	8,950
Sempra Energy	9.800%	2/15/19	500	638
Sempra Energy	2.400%	3/15/20	3,550	3,570

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	3,000	3,320
				595,505
Total Corporate Bonds (Cost $11,813,542)				11,891,719
Sovereign Bond (U.S. Dollar-Denominated) (0.1%)
Export Development Canada (Cost $6,080)	1.000%	6/15/18	6,100	6,097

Taxable Municipal Bonds (0.0%)
Dartmouth College New Hampshire GO	4.750%	6/1/19	1,440	1,612
Stanford University California GO	4.750%	5/1/19	1,800	2,018
Total Taxable Municipal Bonds (Cost $3,580)				3,630
			Shares
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
3 Vanguard Market Liquidity Fund (Cost
$48,415)	0.136%		48,415,345	48,415

Total Investments (99.4%) (Cost $11,943,704)				12,021,973
Other Assets and Liabilities-Net (0.6%)				76,961
Net Assets (100%)				12,098,934

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the aggregate value of these securities was $114,635,000, representing 0.9% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Short-Term Corporate Bond Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	72,112	—
Corporate Bonds	—	11,876,732	14,987
Sovereign Bonds	—	6,097	—
Taxable Municipal Bonds	—	3,630	—
Temporary Cash Investments	48,415	—	—
Futures Contracts—Liabilities[1]	(210)	—	—
Total	48,205	11,958,571	14,987
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

C. At May 31, 2015, the cost of investment securities for tax purposes was $11,945,224,000. Net unrealized appreciation of investment securities for tax purposes was $76,749,000, consisting of unrealized gains of $86,720,000 on securities that had risen in value since their purchase and $9,971,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Corporate Bond Index Fund

Schedule of Investments
As of May 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Corporate Bonds (99.0%)
Finance (31.6%)
Banking (18.6%)
Abbey National Treasury Services plc	4.000%	3/13/24	4,534	4,791
American Express Co.	2.650%	12/2/22	3,398	3,330
American Express Co.	3.625%	12/5/24	2,906	2,907
Bancolombia SA	5.950%	6/3/21	4,700	5,204
Bank of America Corp.	5.625%	7/1/20	11,655	13,295
Bank of America Corp.	5.875%	1/5/21	6,275	7,255
Bank of America Corp.	5.000%	5/13/21	8,535	9,485
Bank of America Corp.	5.700%	1/24/22	10,675	12,328
Bank of America Corp.	3.300%	1/11/23	20,925	20,923
Bank of America Corp.	4.100%	7/24/23	8,550	8,953
Bank of America Corp.	4.125%	1/22/24	11,550	12,109
Bank of America Corp.	4.000%	4/1/24	12,125	12,608
Bank of America Corp.	4.200%	8/26/24	14,362	14,557
Bank of America Corp.	4.000%	1/22/25	11,650	11,565
Bank of America Corp.	3.950%	4/21/25	11,500	11,341
Bank of Montreal	2.550%	11/6/22	3,661	3,614
Bank of New York Mellon Corp.	4.150%	2/1/21	650	709
Bank of New York Mellon Corp.	3.550%	9/23/21	5,425	5,747
Bank of New York Mellon Corp.	3.650%	2/4/24	2,300	2,410
Bank of New York Mellon Corp.	3.400%	5/15/24	2,331	2,396
Bank of New York Mellon Corp.	3.250%	9/11/24	2,800	2,833
Bank of New York Mellon Corp.	3.000%	2/24/25	4,700	4,660
Bank of Nova Scotia	4.375%	1/13/21	2,950	3,264
Bank of Nova Scotia	2.800%	7/21/21	5,879	6,003
Barclays Bank plc	5.140%	10/14/20	4,400	4,864
Barclays Bank plc	3.750%	5/15/24	10,775	11,113
Barclays plc	3.650%	3/16/25	9,300	9,111
BB&T Corp.	3.950%	3/22/22	2,359	2,484
BNP Paribas SA	5.000%	1/15/21	13,740	15,401
BNP Paribas SA	3.250%	3/3/23	4,750	4,795
BNP PARIBAS SA	4.250%	10/15/24	3,800	3,873
BPCE SA	4.000%	4/15/24	6,750	7,020
Branch Banking & Trust Co.	2.850%	4/1/21	2,000	2,046
Capital One Bank USA NA	3.375%	2/15/23	6,255	6,206
Capital One Financial Corp.	4.750%	7/15/21	5,554	6,134
Capital One Financial Corp.	3.500%	6/15/23	3,265	3,303
Capital One Financial Corp.	3.750%	4/24/24	1,915	1,938
Capital One Financial Corp.	3.200%	2/5/25	7,500	7,262
Capital One NA	2.950%	7/23/21	6,900	6,914
Citigroup Inc.	5.375%	8/9/20	9,149	10,342
Citigroup Inc.	4.500%	1/14/22	9,875	10,719
Citigroup Inc.	4.050%	7/30/22	3,800	3,950
Citigroup Inc.	3.375%	3/1/23	7,075	7,178
Citigroup Inc.	3.500%	5/15/23	7,075	7,011
Citigroup Inc.	3.875%	10/25/23	10,150	10,558
Citigroup Inc.	3.750%	6/16/24	6,300	6,465
Citigroup Inc.	4.000%	8/5/24	2,200	2,223
Citigroup Inc.	3.875%	3/26/25	5,350	5,283

Citigroup Inc.	3.300%	4/27/25	6,500	6,391
City National Corp.	5.250%	9/15/20	2,050	2,343
Compass Bank	3.875%	4/10/25	2,500	2,431
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	6,440	7,125
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	14,388	15,323
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.950%	11/9/22	8,525	8,717
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.625%	12/1/23	8,225	8,737
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	5/21/25	3,150	3,172
Credit Suisse	3.000%	10/29/21	15,700	15,796
Credit Suisse	3.625%	9/9/24	15,075	15,292
1 Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	10,050	9,927
Deutsche Bank AG	3.700%	5/30/24	5,708	5,790
Deutsche Bank AG	4.500%	4/1/25	9,425	9,226
2 Deutsche Bank AG	4.296%	5/24/28	4,350	4,182
Discover Bank	3.200%	8/9/21	3,600	3,583
Discover Bank	4.200%	8/8/23	3,550	3,641
Discover Financial Services	5.200%	4/27/22	225	247
Discover Financial Services	3.850%	11/21/22	3,502	3,549
Discover Financial Services	3.950%	11/6/24	2,600	2,596
Discover Financial Services	3.750%	3/4/25	2,200	2,150
Fifth Third Bancorp	3.500%	3/15/22	1,825	1,891
Fifth Third Bancorp	4.300%	1/16/24	2,465	2,584
Fifth Third Bank	2.875%	10/1/21	3,400	3,408
FirstMerit Corp.	4.350%	2/4/23	1,125	1,177
Goldman Sachs Group Inc.	6.000%	6/15/20	9,795	11,300
Goldman Sachs Group Inc.	5.250%	7/27/21	13,870	15,640
Goldman Sachs Group Inc.	5.750%	1/24/22	20,531	23,638
Goldman Sachs Group Inc.	3.625%	1/22/23	11,800	11,992
Goldman Sachs Group Inc.	4.000%	3/3/24	16,650	17,131
Goldman Sachs Group Inc.	3.850%	7/8/24	10,024	10,208
Goldman Sachs Group Inc.	3.500%	1/23/25	15,300	15,088
Goldman Sachs Group Inc.	3.750%	5/22/25	6,000	6,039
HSBC Bank plc	7.650%	5/1/25	250	321
HSBC Bank USA NA	4.875%	8/24/20	6,430	7,195
HSBC Holdings plc	5.100%	4/5/21	9,575	10,838
HSBC Holdings plc	4.875%	1/14/22	4,650	5,184
HSBC Holdings plc	4.000%	3/30/22	9,533	10,183
HSBC Holdings plc	4.250%	3/14/24	11,200	11,657
HSBC USA Inc.	5.000%	9/27/20	3,500	3,921
HSBC USA Inc.	3.500%	6/23/24	2,600	2,675
Huntington Bancshares Inc.	7.000%	12/15/20	1,875	2,241
Intesa Sanpaolo SPA	5.250%	1/12/24	4,700	5,181
JPMorgan Chase & Co.	4.400%	7/22/20	9,050	9,854
JPMorgan Chase & Co.	4.250%	10/15/20	10,250	11,100
JPMorgan Chase & Co.	4.625%	5/10/21	9,677	10,634
JPMorgan Chase & Co.	4.350%	8/15/21	13,750	14,911
JPMorgan Chase & Co.	4.500%	1/24/22	13,597	14,807
JPMorgan Chase & Co.	3.250%	9/23/22	15,022	15,118
JPMorgan Chase & Co.	3.200%	1/25/23	13,400	13,462
JPMorgan Chase & Co.	3.375%	5/1/23	8,325	8,247
JPMorgan Chase & Co.	3.875%	2/1/24	7,325	7,622
JPMorgan Chase & Co.	3.625%	5/13/24	10,225	10,376

JPMorgan Chase & Co.	3.875%	9/10/24	15,300	15,327
JPMorgan Chase & Co.	3.125%	1/23/25	11,000	10,743
KeyCorp	5.100%	3/24/21	4,350	4,894
Lloyds Bank plc	6.375%	1/21/21	6,333	7,590
Lloyds Bank plc	3.500%	5/14/25	2,825	2,848
Lloyds Banking Group plc	4.500%	11/4/24	4,400	4,484
Manufacturers & Traders Trust Co.	2.900%	2/6/25	5,800	5,608
Morgan Stanley	5.500%	7/24/20	8,511	9,672
Morgan Stanley	5.750%	1/25/21	10,428	12,033
Morgan Stanley	5.500%	7/28/21	11,425	13,071
Morgan Stanley	4.875%	11/1/22	8,500	9,141
Morgan Stanley	3.750%	2/25/23	11,375	11,712
Morgan Stanley	4.100%	5/22/23	11,000	11,277
Morgan Stanley	3.875%	4/29/24	15,000	15,402
Morgan Stanley	3.700%	10/23/24	13,743	13,970
MUFG Americas Holdings Corp.	3.500%	6/18/22	4,650	4,805
MUFG Americas Holdings Corp.	3.000%	2/10/25	1,000	965
National Australia Bank Ltd.	3.000%	1/20/23	2,575	2,587
Northern Trust Corp.	3.450%	11/4/20	2,125	2,261
Northern Trust Corp.	3.375%	8/23/21	1,750	1,859
Northern Trust Corp.	2.375%	8/2/22	3,475	3,408
People's United Bank	4.000%	7/15/24	1,500	1,512
People's United Financial Inc.	3.650%	12/6/22	2,150	2,171
PNC Bank NA	2.300%	6/1/20	3,500	3,494
PNC Bank NA	2.700%	11/1/22	5,425	5,296
PNC Bank NA	2.950%	1/30/23	3,575	3,533
PNC Bank NA	3.800%	7/25/23	2,150	2,237
PNC Bank NA	3.300%	10/30/24	825	839
PNC Bank NA	2.950%	2/23/25	2,750	2,702
PNC Financial Services Group Inc.	2.854%	11/9/22	1,665	1,656
PNC Financial Services Group Inc.	3.900%	4/29/24	3,850	3,952
PNC Funding Corp.	4.375%	8/11/20	1,250	1,378
PNC Funding Corp.	3.300%	3/8/22	9,002	9,293
Royal Bank of Scotland plc	5.625%	8/24/20	6,138	7,047
Royal Bank of Scotland plc	6.125%	1/11/21	2,900	3,407
State Street Corp.	4.375%	3/7/21	3,175	3,533
State Street Corp.	3.100%	5/15/23	3,250	3,263
State Street Corp.	3.700%	11/20/23	3,735	3,929
State Street Corp.	3.300%	12/16/24	3,931	4,018
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	2,640	2,677
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	775	773
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	3,100	3,299
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	2,875	3,053
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	1,600	1,629
SunTrust Bank	2.750%	5/1/23	3,175	3,104
SVB Financial Group	3.500%	1/29/25	3,125	3,054
Synchrony Financial	3.750%	8/15/21	2,600	2,666
Synchrony Financial	4.250%	8/15/24	8,183	8,363
UBS AG	4.875%	8/4/20	8,452	9,492
US Bancorp	4.125%	5/24/21	3,356	3,676
US Bancorp	3.000%	3/15/22	5,769	5,900
US Bancorp	2.950%	7/15/22	5,948	5,970
US Bancorp	3.700%	1/30/24	2,550	2,693
US Bancorp	3.600%	9/11/24	4,027	4,116
US Bank NA/Cincinnati OH	2.800%	1/27/25	5,800	5,693
Wells Fargo & Co.	3.000%	1/22/21	5,100	5,240
Wells Fargo & Co.	4.600%	4/1/21	9,722	10,820

Wells Fargo & Co.	3.500%	3/8/22	12,735	13,295
Wells Fargo & Co.	3.450%	2/13/23	9,625	9,747
Wells Fargo & Co.	4.125%	8/15/23	6,167	6,502
Wells Fargo & Co.	4.480%	1/16/24	3,450	3,702
Wells Fargo & Co.	3.300%	9/9/24	11,260	11,312
Wells Fargo & Co.	3.000%	2/19/25	11,375	11,120

Brokerage (1.4%)
Affiliated Managers Group Inc.	4.250%	2/15/24	2,300	2,414
Ameriprise Financial Inc.	4.000%	10/15/23	4,450	4,746
Ameriprise Financial Inc.	3.700%	10/15/24	2,375	2,484
Apollo Investment Corp.	5.250%	3/3/25	750	749
BlackRock Inc.	4.250%	5/24/21	3,250	3,590
BlackRock Inc.	3.375%	6/1/22	3,330	3,492
BlackRock Inc.	3.500%	3/18/24	5,108	5,315
Brookfield Asset Management Inc.	4.000%	1/15/25	2,250	2,260
Charles Schwab Corp.	4.450%	7/22/20	3,350	3,731
Charles Schwab Corp.	3.225%	9/1/22	1,350	1,377
Charles Schwab Corp.	3.000%	3/10/25	1,000	996
CME Group Inc.	3.000%	9/15/22	3,575	3,652
CME Group Inc.	3.000%	3/15/25	3,500	3,470
Eaton Vance Corp.	3.625%	6/15/23	1,350	1,379
Franklin Resources Inc.	2.800%	9/15/22	2,900	2,919
Franklin Resources Inc.	2.850%	3/30/25	2,525	2,488
Intercontinental Exchange Inc.	4.000%	10/15/23	3,750	3,988
Invesco Finance plc	3.125%	11/30/22	4,055	4,069
Invesco Finance plc	4.000%	1/30/24	2,500	2,621
Jefferies Group LLC	6.875%	4/15/21	3,110	3,571
Jefferies Group LLC	5.125%	1/20/23	2,900	3,027
Lazard Group LLC	4.250%	11/14/20	2,075	2,202
Lazard Group LLC	3.750%	2/13/25	2,100	2,041
Legg Mason Inc.	3.950%	7/15/24	1,175	1,203
Leucadia National Corp.	5.500%	10/18/23	3,500	3,628
NASDAQ OMX Group Inc.	4.250%	6/1/24	2,308	2,384
Stifel Financial Corp.	4.250%	7/18/24	1,525	1,531
TD Ameritrade Holding Corp.	2.950%	4/1/22	3,300	3,320
TD Ameritrade Holding Corp.	3.625%	4/1/25	2,500	2,582

Finance Companies (1.8%)
Air Lease Corp.	3.875%	4/1/21	1,325	1,355
Air Lease Corp.	3.750%	2/1/22	3,250	3,258
Air Lease Corp.	4.250%	9/15/24	2,075	2,111
Block Financial LLC	5.500%	11/1/22	2,675	2,932
FS Investment Corp.	4.750%	5/15/22	1,300	1,289
GATX Corp.	4.750%	6/15/22	1,775	1,909
GATX Corp.	3.900%	3/30/23	725	748
GATX Corp.	3.250%	3/30/25	1,600	1,545
General Electric Capital Corp.	4.375%	9/16/20	10,050	11,106
General Electric Capital Corp.	4.625%	1/7/21	9,225	10,301
General Electric Capital Corp.	5.300%	2/11/21	9,541	10,974
General Electric Capital Corp.	4.650%	10/17/21	15,210	17,092
General Electric Capital Corp.	3.150%	9/7/22	9,943	10,195
3 General Electric Capital Corp.	3.100%	1/9/23	11,925	12,225
General Electric Capital Corp.	3.450%	5/15/24	4,802	5,028
HSBC Finance Corp.	6.676%	1/15/21	14,272	16,776
Prospect Capital Corp.	5.875%	3/15/23	1,150	1,186

Insurance (5.2%)
ACE INA Holdings Inc.	2.700%	3/13/23	2,022	2,005
ACE INA Holdings Inc.	3.350%	5/15/24	3,427	3,517
ACE INA Holdings Inc.	3.150%	3/15/25	3,585	3,578
AEGON Funding Co. LLC	5.750%	12/15/20	2,020	2,325
Aetna Inc.	3.950%	9/1/20	3,260	3,510
Aetna Inc.	4.125%	6/1/21	800	863
Aetna Inc.	2.750%	11/15/22	5,813	5,754
Aetna Inc.	3.500%	11/15/24	2,350	2,376
Aflac Inc.	4.000%	2/15/22	1,300	1,397
Aflac Inc.	3.625%	6/15/23	6,100	6,370
Aflac Inc.	3.625%	11/15/24	700	717
Aflac Inc.	3.250%	3/17/25	2,500	2,493
Alleghany Corp.	5.625%	9/15/20	300	336
Alleghany Corp.	4.950%	6/27/22	2,525	2,760
Allied World Assurance Co. Ltd.	5.500%	11/15/20	725	814
Allstate Corp.	3.150%	6/15/23	2,625	2,690
2 Allstate Corp.	5.750%	8/15/53	3,775	4,063
Alterra Finance LLC	6.250%	9/30/20	1,670	1,946
American International Group Inc.	3.375%	8/15/20	5,450	5,677
American International Group Inc.	6.400%	12/15/20	5,199	6,213
American International Group Inc.	4.875%	6/1/22	6,450	7,207
American International Group Inc.	4.125%	2/15/24	6,150	6,516
Anthem Inc.	4.350%	8/15/20	5,125	5,623
Anthem Inc.	3.700%	8/15/21	1,705	1,796
Anthem Inc.	3.125%	5/15/22	3,850	3,872
Anthem Inc.	3.300%	1/15/23	4,819	4,825
Anthem Inc.	3.500%	8/15/24	4,643	4,671
Aon Corp.	5.000%	9/30/20	1,625	1,815
Aon plc	4.000%	11/27/23	1,875	1,956
Aon plc	3.500%	6/14/24	3,581	3,589
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	100	112
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	2,650	2,745
Assurant Inc.	4.000%	3/15/23	1,800	1,840
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	2,033	2,143
Axis Specialty Finance LLC	5.875%	6/1/20	2,692	3,079
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	2,750	2,873
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	3,474	3,846
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	4,600	4,716
Berkshire Hathaway Inc.	3.750%	8/15/21	4,275	4,643
Berkshire Hathaway Inc.	3.000%	2/11/23	2,525	2,589
Brown & Brown Inc.	4.200%	9/15/24	2,725	2,741
Cigna Corp.	5.125%	6/15/20	1,114	1,264
Cigna Corp.	4.500%	3/15/21	2,924	3,215
Cigna Corp.	4.000%	2/15/22	2,465	2,632
Cigna Corp.	3.250%	4/15/25	4,000	3,993
CNA Financial Corp.	5.875%	8/15/20	2,852	3,283
CNA Financial Corp.	5.750%	8/15/21	2,000	2,308
CNA Financial Corp.	3.950%	5/15/24	2,845	2,903
Coventry Health Care Inc.	5.450%	6/15/21	3,700	4,251
Fidelity National Financial Inc.	5.500%	9/1/22	1,475	1,593
First American Financial Corp.	4.300%	2/1/23	725	731
First American Financial Corp.	4.600%	11/15/24	2,200	2,266
Hanover Insurance Group Inc.	6.375%	6/15/21	1,225	1,426
Hartford Financial Services Group Inc.	5.125%	4/15/22	3,313	3,722
Humana Inc.	3.150%	12/1/22	1,844	1,839
Humana Inc.	3.850%	10/1/24	3,350	3,439

Infinity Property & Casualty Corp.	5.000%	9/19/22	575	612
Kemper Corp.	4.350%	2/15/25	1,500	1,515
Lincoln National Corp.	4.850%	6/24/21	500	555
Lincoln National Corp.	4.200%	3/15/22	2,472	2,642
Lincoln National Corp.	4.000%	9/1/23	1,325	1,385
Lincoln National Corp.	3.350%	3/9/25	985	978
Loews Corp.	2.625%	5/15/23	3,500	3,403
Manulife Financial Corp.	4.900%	9/17/20	2,975	3,294
Markel Corp.	5.350%	6/1/21	380	426
Markel Corp.	4.900%	7/1/22	2,375	2,597
Markel Corp.	3.625%	3/30/23	1,025	1,041
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,425	2,710
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	825	878
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	4,075	4,138
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	2,525	2,554
MetLife Inc.	4.750%	2/8/21	5,775	6,493
MetLife Inc.	3.048%	12/15/22	2,275	2,291
MetLife Inc.	4.368%	9/15/23	4,000	4,314
MetLife Inc.	3.600%	4/10/24	5,375	5,535
MetLife Inc.	3.000%	3/1/25	3,200	3,149
Montpelier Re Holdings Ltd.	4.700%	10/15/22	675	697
Navigators Group Inc.	5.750%	10/15/23	1,000	1,082
Old Republic International Corp.	4.875%	10/1/24	1,700	1,794
OneBeacon US Holdings Inc.	4.600%	11/9/22	1,225	1,270
PartnerRe Finance B LLC	5.500%	6/1/20	2,995	3,376
Primerica Inc.	4.750%	7/15/22	750	812
Principal Financial Group Inc.	3.300%	9/15/22	725	731
Principal Financial Group Inc.	3.125%	5/15/23	2,608	2,581
ProAssurance Corp.	5.300%	11/15/23	700	759
Progressive Corp.	3.750%	8/23/21	2,763	2,972
Prudential Financial Inc.	5.375%	6/21/20	2,874	3,270
Prudential Financial Inc.	4.500%	11/15/20	3,450	3,806
Prudential Financial Inc.	4.500%	11/16/21	2,680	2,950
Prudential Financial Inc.	3.500%	5/15/24	3,000	3,034
2 Prudential Financial Inc.	5.875%	9/15/42	4,650	4,999
2 Prudential Financial Inc.	5.625%	6/15/43	7,125	7,535
2 Prudential Financial Inc.	5.200%	3/15/44	2,350	2,362
2 Prudential Financial Inc.	5.375%	5/15/45	4,000	4,020
Reinsurance Group of America Inc.	5.000%	6/1/21	1,270	1,410
Reinsurance Group of America Inc.	4.700%	9/15/23	3,100	3,349
Torchmark Corp.	3.800%	9/15/22	700	726
Travelers Cos. Inc.	3.900%	11/1/20	1,125	1,223
Trinity Acquisition plc	4.625%	8/15/23	725	752
UnitedHealth Group Inc.	3.875%	10/15/20	2,025	2,194
UnitedHealth Group Inc.	4.700%	2/15/21	2,850	3,190
UnitedHealth Group Inc.	3.375%	11/15/21	2,975	3,116
UnitedHealth Group Inc.	2.875%	12/15/21	3,275	3,324
UnitedHealth Group Inc.	2.875%	3/15/22	4,390	4,415
UnitedHealth Group Inc.	2.750%	2/15/23	1,900	1,892
UnitedHealth Group Inc.	2.875%	3/15/23	3,220	3,234
Unum Group	5.625%	9/15/20	1,325	1,495
Unum Group	4.000%	3/15/24	1,650	1,707
Voya Financial Inc.	5.500%	7/15/22	3,136	3,581
Willis Group Holdings plc	5.750%	3/15/21	2,015	2,252
WR Berkley Corp.	5.375%	9/15/20	1,450	1,630
WR Berkley Corp.	4.625%	3/15/22	1,500	1,608
XLIT Ltd.	5.750%	10/1/21	2,765	3,200

XLIT Ltd.	6.375%	11/15/24	680	814
XLIT Ltd.	4.450%	3/31/25	1,900	1,909

Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	925	965

Real Estate Investment Trusts (4.6%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	2,076	2,202
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	1,025	1,038
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	2,000	2,008
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	1,900	1,951
AvalonBay Communities Inc.	3.625%	10/1/20	1,600	1,688
AvalonBay Communities Inc.	3.950%	1/15/21	1,000	1,063
AvalonBay Communities Inc.	2.950%	9/15/22	3,114	3,095
AvalonBay Communities Inc.	4.200%	12/15/23	1,900	2,035
AvalonBay Communities Inc.	3.500%	11/15/24	1,400	1,416
AvalonBay Communities Inc.	3.450%	6/1/25	300	303
BioMed Realty LP	4.250%	7/15/22	1,150	1,191
Boston Properties LP	5.625%	11/15/20	5,660	6,539
Boston Properties LP	4.125%	5/15/21	3,075	3,322
Boston Properties LP	3.850%	2/1/23	5,155	5,391
Boston Properties LP	3.125%	9/1/23	1,475	1,466
Boston Properties LP	3.800%	2/1/24	2,211	2,287
Brandywine Operating Partnership LP	3.950%	2/15/23	625	627
Brandywine Operating Partnership LP	4.100%	10/1/24	1,725	1,734
Brixmor Operating Partnership LP	3.850%	2/1/25	4,175	4,138
Camden Property Trust	4.625%	6/15/21	1,100	1,195
Camden Property Trust	2.950%	12/15/22	1,925	1,876
Camden Property Trust	4.250%	1/15/24	2,000	2,114
CBL & Associates LP	5.250%	12/1/23	2,925	3,057
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	1,250	1,272
Corporate Office Properties LP	3.700%	6/15/21	1,300	1,299
Corporate Office Properties LP	3.600%	5/15/23	975	929
Corporate Office Properties LP	5.250%	2/15/24	2,250	2,407
CubeSmart LP	4.800%	7/15/22	575	625
CubeSmart LP	4.375%	12/15/23	1,150	1,223
DCT Industrial Operating Partnership LP	4.500%	10/15/23	1,200	1,248
DDR Corp.	7.875%	9/1/20	2,200	2,717
DDR Corp.	3.500%	1/15/21	2,050	2,109
DDR Corp.	4.625%	7/15/22	2,199	2,355
DDR Corp.	3.375%	5/15/23	1,100	1,079
DDR Corp.	3.625%	2/1/25	2,675	2,616
Digital Realty Trust LP	5.250%	3/15/21	2,160	2,391
Digital Realty Trust LP	3.625%	10/1/22	4,775	4,712
Duke Realty LP	6.750%	3/15/20	675	796
Duke Realty LP	3.875%	2/15/21	1,000	1,048
Duke Realty LP	3.875%	10/15/22	1,650	1,703
Duke Realty LP	3.750%	12/1/24	1,800	1,817
EPR Properties	7.750%	7/15/20	500	598
EPR Properties	5.750%	8/15/22	1,300	1,417
EPR Properties	5.250%	7/15/23	925	984
EPR Properties	4.500%	4/1/25	2,800	2,813
Equity Commonwealth	5.875%	9/15/20	800	882
Equity One Inc.	3.750%	11/15/22	1,100	1,100

ERP Operating LP	4.750%	7/15/20	2,450	2,710
ERP Operating LP	4.625%	12/15/21	2,650	2,926
ERP Operating LP	3.000%	4/15/23	2,375	2,373
ERP Operating LP	3.375%	6/1/25	1,300	1,308
Essex Portfolio LP	3.625%	8/15/22	1,300	1,328
Essex Portfolio LP	3.375%	1/15/23	1,996	1,987
Essex Portfolio LP	3.250%	5/1/23	1,075	1,063
Essex Portfolio LP	3.875%	5/1/24	1,400	1,445
Essex Portfolio LP	3.500%	4/1/25	3,800	3,762
Excel Trust LP	4.625%	5/15/24	600	600
Federal Realty Investment Trust	3.000%	8/1/22	575	572
Federal Realty Investment Trust	2.750%	6/1/23	2,925	2,851
HCP Inc.	5.375%	2/1/21	5,858	6,553
HCP Inc.	3.150%	8/1/22	1,525	1,497
HCP Inc.	4.250%	11/15/23	2,600	2,672
HCP Inc.	4.200%	3/1/24	275	282
HCP Inc.	3.400%	2/1/25	5,725	5,478
HCP Inc.	4.000%	6/1/25	700	698
Health Care REIT Inc.	4.950%	1/15/21	1,760	1,941
Health Care REIT Inc.	5.250%	1/15/22	940	1,043
Health Care REIT Inc.	3.750%	3/15/23	3,125	3,160
Health Care REIT Inc.	4.500%	1/15/24	2,125	2,252
Health Care REIT Inc.	4.000%	6/1/25	1,825	1,849
Healthcare Realty Trust Inc.	5.750%	1/15/21	2,025	2,273
Healthcare Realty Trust Inc.	3.750%	4/15/23	1,150	1,139
Healthcare Realty Trust Inc.	3.875%	5/1/25	925	912
Healthcare Trust of America Holdings LP	3.375%	7/15/21	2,025	2,048
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,875	1,862
Highwoods Realty LP	3.200%	6/15/21	3,334	3,373
Highwoods Realty LP	3.625%	1/15/23	700	701
Hospitality Properties Trust	5.000%	8/15/22	1,736	1,845
Hospitality Properties Trust	4.500%	6/15/23	1,875	1,906
Hospitality Properties Trust	4.650%	3/15/24	2,425	2,461
Hospitality Properties Trust	4.500%	3/15/25	1,175	1,175
Kilroy Realty LP	3.800%	1/15/23	2,375	2,417
Kimco Realty Corp.	3.200%	5/1/21	775	791
Kimco Realty Corp.	3.125%	6/1/23	1,100	1,078
Lexington Realty Trust	4.250%	6/15/23	1,325	1,350
Lexington Realty Trust	4.400%	6/15/24	1,200	1,227
Liberty Property LP	4.750%	10/1/20	525	571
Liberty Property LP	4.125%	6/15/22	2,850	2,951
Liberty Property LP	3.375%	6/15/23	1,225	1,203
Liberty Property LP	4.400%	2/15/24	1,825	1,915
Liberty Property LP	3.750%	4/1/25	1,975	1,959
Mack-Cali Realty LP	4.500%	4/18/22	2,115	2,112
Mack-Cali Realty LP	3.150%	5/15/23	500	460
Mid-America Apartments LP	4.300%	10/15/23	1,775	1,864
Mid-America Apartments LP	3.750%	6/15/24	1,650	1,664
National Retail Properties Inc.	5.500%	7/15/21	1,600	1,806
National Retail Properties Inc.	3.800%	10/15/22	2,225	2,284
National Retail Properties Inc.	3.900%	6/15/24	2,375	2,429
Omega Healthcare Investors Inc.	6.750%	10/15/22	1,615	1,694
Omega Healthcare Investors Inc.	5.875%	3/15/24	2,000	2,140
Omega Healthcare Investors Inc.	4.950%	4/1/24	1,850	1,919
1 Omega Healthcare Investors Inc.	4.500%	1/15/25	875	875
Piedmont Operating Partnership LP	3.400%	6/1/23	700	676
Piedmont Operating Partnership LP	4.450%	3/15/24	2,675	2,749

Prologis LP	3.350%	2/1/21	1,500	1,543
ProLogis LP	4.250%	8/15/23	3,625	3,819
Realty Income Corp.	5.750%	1/15/21	450	512
Realty Income Corp.	3.250%	10/15/22	2,020	1,999
Realty Income Corp.	4.650%	8/1/23	3,725	4,024
Realty Income Corp.	3.875%	7/15/24	1,500	1,535
Regency Centers LP	4.800%	4/15/21	500	547
Regency Centers LP	3.750%	6/15/24	650	657
Retail Opportunity Investments Corp.	5.000%	12/15/23	750	807
Retail Properties of America Inc.	4.000%	3/15/25	1,650	1,634
Select Income REIT	4.150%	2/1/22	1,275	1,280
Select Income REIT	4.500%	2/1/25	1,775	1,783
Senior Housing Properties Trust	4.750%	5/1/24	2,575	2,650
Simon Property Group LP	4.375%	3/1/21	3,865	4,236
Simon Property Group LP	4.125%	12/1/21	4,700	5,122
Simon Property Group LP	3.375%	3/15/22	2,679	2,768
Simon Property Group LP	2.750%	2/1/23	1,700	1,671
Simon Property Group LP	3.750%	2/1/24	3,625	3,791
Simon Property Group LP	3.375%	10/1/24	2,775	2,822
Tanger Properties LP	3.875%	12/1/23	1,750	1,798
Tanger Properties LP	3.750%	12/1/24	1,000	1,011
UDR Inc.	3.700%	10/1/20	3,075	3,226
UDR Inc.	4.625%	1/10/22	1,700	1,833
UDR Inc.	3.750%	7/1/24	1,500	1,524
Ventas Realty LP	3.750%	5/1/24	2,800	2,838
Ventas Realty LP	3.500%	2/1/25	4,200	4,115
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	3,145	3,448
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	895	945
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	1,150	1,142
Vornado Realty LP	5.000%	1/15/22	1,200	1,310
Washington REIT	4.950%	10/1/20	425	460
Washington REIT	3.950%	10/15/22	1,050	1,051
Weingarten Realty Investors	3.375%	10/15/22	600	591
Weingarten Realty Investors	3.500%	4/15/23	2,975	2,944
Weingarten Realty Investors	4.450%	1/15/24	725	763
Weingarten Realty Investors	3.850%	6/1/25	300	301
WP Carey Inc.	4.600%	4/1/24	2,133	2,190
WP Carey Inc.	4.000%	2/1/25	2,050	1,994

				1,915,144
Industrial (62.1%)
Basic Industry (5.8%)
Agrium Inc.	3.150%	10/1/22	2,893	2,883
Agrium Inc.	3.500%	6/1/23	4,425	4,480
Agrium Inc.	3.375%	3/15/25	2,350	2,293
Air Products & Chemicals Inc.	3.000%	11/3/21	1,650	1,707
Air Products & Chemicals Inc.	2.750%	2/3/23	1,400	1,396
Air Products & Chemicals Inc.	3.350%	7/31/24	1,975	2,022
Airgas Inc.	2.900%	11/15/22	1,050	1,036
Airgas Inc.	3.650%	7/15/24	1,750	1,788
Albemarle Corp.	4.500%	12/15/20	1,225	1,308
Albemarle Corp.	4.150%	12/1/24	2,225	2,274
Barrick Gold Corp.	3.850%	4/1/22	6,325	6,254
Barrick Gold Corp.	4.100%	5/1/23	7,371	7,309
Barrick North America Finance LLC	4.400%	5/30/21	3,751	3,883
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	6,725	6,987
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	6,305	6,299

BHP Billiton Finance USA Ltd.	3.850%	9/30/23	5,475	5,741
Braskem Finance Ltd.	6.450%	2/3/24	2,950	2,987
Cabot Corp.	3.700%	7/15/22	2,950	3,024
Carpenter Technology Corp.	5.200%	7/15/21	200	216
Carpenter Technology Corp.	4.450%	3/1/23	1,500	1,527
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	3,325	3,498
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	2,600	2,678
CF Industries Inc.	3.450%	6/1/23	3,000	2,979
Cytec Industries Inc.	3.500%	4/1/23	1,081	1,086
Domtar Corp.	4.400%	4/1/22	446	458
Dow Chemical Co.	4.250%	11/15/20	5,350	5,795
Dow Chemical Co.	4.125%	11/15/21	6,448	6,892
Dow Chemical Co.	3.000%	11/15/22	6,818	6,795
Dow Chemical Co.	3.500%	10/1/24	3,525	3,516
Eastman Chemical Co.	4.500%	1/15/21	500	543
Eastman Chemical Co.	3.600%	8/15/22	6,683	6,866
Eastman Chemical Co.	3.800%	3/15/25	4,150	4,241
Ecolab Inc.	4.350%	12/8/21	5,475	6,000
EI du Pont de Nemours & Co.	3.625%	1/15/21	3,325	3,514
EI du Pont de Nemours & Co.	4.250%	4/1/21	2,450	2,697
EI du Pont de Nemours & Co.	2.800%	2/15/23	5,200	5,171
FMC Corp.	3.950%	2/1/22	775	802
FMC Corp.	4.100%	2/1/24	2,400	2,519
Freeport-McMoRan Inc.	4.000%	11/14/21	3,500	3,483
Freeport-McMoRan Inc.	3.550%	3/1/22	10,525	9,953
Freeport-McMoRan Inc.	3.875%	3/15/23	7,980	7,529
Freeport-McMoRan Inc.	4.550%	11/14/24	4,250	4,076
Georgia-Pacific LLC	8.000%	1/15/24	2,113	2,758
Goldcorp Inc.	3.625%	6/9/21	2,000	2,027
Goldcorp Inc.	3.700%	3/15/23	4,700	4,606
International Paper Co.	7.500%	8/15/21	4,740	5,971
International Paper Co.	4.750%	2/15/22	2,550	2,799
International Paper Co.	3.650%	6/15/24	5,500	5,525
Kinross Gold Corp.	5.125%	9/1/21	2,550	2,577
Kinross Gold Corp.	5.950%	3/15/24	2,050	1,961
LYB International Finance BV	4.000%	7/15/23	5,400	5,659
LyondellBasell Industries NV	6.000%	11/15/21	3,975	4,626
LyondellBasell Industries NV	5.750%	4/15/24	2,525	2,928
Methanex Corp.	4.250%	12/1/24	1,250	1,249
Monsanto Co.	2.750%	7/15/21	6,663	6,658
Monsanto Co.	3.375%	7/15/24	4,630	4,599
Monsanto Co.	2.850%	4/15/25	1,250	1,194
Mosaic Co.	3.750%	11/15/21	1,925	2,021
Mosaic Co.	4.250%	11/15/23	4,750	5,008
NewMarket Corp.	4.100%	12/15/22	1,050	1,079
Newmont Mining Corp.	3.500%	3/15/22	6,757	6,616
Nucor Corp.	4.125%	9/15/22	2,641	2,779
Nucor Corp.	4.000%	8/1/23	3,490	3,622
Packaging Corp. of America	3.900%	6/15/22	1,675	1,728
Packaging Corp. of America	4.500%	11/1/23	5,005	5,288
Packaging Corp. of America	3.650%	9/15/24	1,000	1,003
Plains Exploration & Production Co.	6.500%	11/15/20	2,138	2,272
Plains Exploration & Production Co.	6.750%	2/1/22	3,064	3,275
Plains Exploration & Production Co.	6.875%	2/15/23	3,009	3,235
Plum Creek Timberlands LP	4.700%	3/15/21	3,000	3,238
Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	2,590	2,687
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	2,750	2,738

PPG Industries Inc.	3.600%	11/15/20	2,602	2,750
Praxair Inc.	4.050%	3/15/21	2,775	3,050
Praxair Inc.	3.000%	9/1/21	3,000	3,112
Praxair Inc.	2.450%	2/15/22	3,900	3,871
Praxair Inc.	2.200%	8/15/22	4,218	4,107
Praxair Inc.	2.650%	2/5/25	500	486
Rayonier Inc.	3.750%	4/1/22	1,750	1,745
Reliance Steel & Aluminum Co.	4.500%	4/15/23	1,675	1,665
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	5,825	6,128
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	4,379	4,691
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	5,250	5,489
Rio Tinto Finance USA plc	3.500%	3/22/22	3,600	3,689
Rio Tinto Finance USA plc	2.875%	8/21/22	4,081	4,016
Rock-Tenn Co.	4.900%	3/1/22	2,000	2,170
Rock-Tenn Co.	4.000%	3/1/23	2,120	2,188
Rockwood Specialties Group Inc.	4.625%	10/15/20	4,750	4,958
RPM International Inc.	3.450%	11/15/22	1,775	1,753
Sigma-Aldrich Corp.	3.375%	11/1/20	240	251
Southern Copper Corp.	3.500%	11/8/22	1,200	1,183
Southern Copper Corp.	3.875%	4/23/25	3,300	3,245
Syngenta Finance NV	3.125%	3/28/22	1,700	1,688
Teck Resources Ltd.	4.500%	1/15/21	3,900	3,988
Teck Resources Ltd.	4.750%	1/15/22	1,286	1,264
Teck Resources Ltd.	3.750%	2/1/23	3,350	3,072
Vale Overseas Ltd.	4.625%	9/15/20	4,125	4,283
Vale Overseas Ltd.	4.375%	1/11/22	9,490	9,347
Valspar Corp.	4.200%	1/15/22	2,400	2,542
Westlake Chemical Corp.	3.600%	7/15/22	200	201
Weyerhaeuser Co.	4.625%	9/15/23	2,000	2,166
Weyerhaeuser Co.	8.500%	1/15/25	1,375	1,828
Yamana Gold Inc.	4.950%	7/15/24	2,235	2,220

Capital Goods (4.6%)
3M Co.	2.000%	6/26/22	1,486	1,454
ABB Finance USA Inc.	2.875%	5/8/22	5,475	5,504
Avery Dennison Corp.	3.350%	4/15/23	1,500	1,484
Bemis Co. Inc.	4.500%	10/15/21	2,625	2,875
Boeing Co.	8.750%	8/15/21	800	1,089
Boeing Co.	2.350%	10/30/21	2,800	2,848
Boeing Co.	7.950%	8/15/24	1,615	2,259
Boeing Co.	2.850%	10/30/24	2,525	2,537
Carlisle Cos. Inc.	3.750%	11/15/22	2,475	2,520
Caterpillar Financial Services Corp.	2.850%	6/1/22	2,300	2,325
Caterpillar Financial Services Corp.	2.625%	3/1/23	2,600	2,581
Caterpillar Financial Services Corp.	3.750%	11/24/23	2,200	2,339
Caterpillar Financial Services Corp.	3.300%	6/9/24	2,000	2,050
Caterpillar Financial Services Corp.	3.250%	12/1/24	500	508
Caterpillar Inc.	3.900%	5/27/21	3,003	3,261
Caterpillar Inc.	2.600%	6/26/22	3,300	3,291
Caterpillar Inc.	3.400%	5/15/24	5,100	5,291
Cooper US Inc.	3.875%	12/15/20	100	107
Crane Co.	4.450%	12/15/23	2,100	2,243
CRH America Inc.	5.750%	1/15/21	1,884	2,178
Danaher Corp.	3.900%	6/23/21	2,650	2,866
Deere & Co.	2.600%	6/8/22	4,300	4,289
Dover Corp.	4.300%	3/1/21	2,750	3,033
Eaton Corp.	2.750%	11/2/22	9,463	9,330

1 Embraer Overseas Ltd.	5.696%	9/16/23	3,361	3,593
Embraer SA	5.150%	6/15/22	1,500	1,574
Emerson Electric Co.	4.250%	11/15/20	1,075	1,182
Emerson Electric Co.	2.625%	12/1/21	1,750	1,756
Emerson Electric Co.	2.625%	2/15/23	2,650	2,634
Emerson Electric Co.	3.150%	6/1/25	1,500	1,511
Exelis Inc.	5.550%	10/1/21	2,875	3,209
Flowserve Corp.	3.500%	9/15/22	3,275	3,302
Flowserve Corp.	4.000%	11/15/23	1,075	1,115
General Dynamics Corp.	3.875%	7/15/21	1,800	1,958
General Dynamics Corp.	2.250%	11/15/22	5,315	5,133
General Electric Co.	2.700%	10/9/22	17,100	17,121
General Electric Co.	3.375%	3/11/24	3,533	3,684
Honeywell International Inc.	4.250%	3/1/21	2,767	3,095
Honeywell International Inc.	3.350%	12/1/23	1,900	1,991
IDEX Corp.	4.200%	12/15/21	2,775	2,940
Illinois Tool Works Inc.	3.375%	9/15/21	977	1,030
Illinois Tool Works Inc.	3.500%	3/1/24	3,230	3,358
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	2,900	3,078
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	3,168	3,163
John Deere Capital Corp.	2.800%	3/4/21	4,100	4,199
John Deere Capital Corp.	3.900%	7/12/21	2,900	3,142
John Deere Capital Corp.	3.150%	10/15/21	2,750	2,860
John Deere Capital Corp.	2.750%	3/15/22	2,150	2,174
John Deere Capital Corp.	2.800%	1/27/23	3,075	3,075
John Deere Capital Corp.	3.350%	6/12/24	800	828
Joy Global Inc.	5.125%	10/15/21	2,550	2,838
Kennametal Inc.	3.875%	2/15/22	1,250	1,284
L-3 Communications Corp.	4.750%	7/15/20	3,134	3,356
L-3 Communications Corp.	4.950%	2/15/21	4,300	4,623
L-3 Communications Corp.	3.950%	5/28/24	2,033	2,008
Leggett & Platt Inc.	3.800%	11/15/24	2,300	2,360
Legrand France SA	8.500%	2/15/25	1,435	1,990
Lockheed Martin Corp.	3.350%	9/15/21	5,650	5,953
Lockheed Martin Corp.	2.900%	3/1/25	4,100	4,038
Martin Marietta Materials Inc.	4.250%	7/2/24	1,500	1,547
Mohawk Industries Inc.	3.850%	2/1/23	3,915	3,964
Northrop Grumman Corp.	3.500%	3/15/21	2,225	2,322
Northrop Grumman Corp.	3.250%	8/1/23	4,115	4,132
Owens Corning	4.200%	12/15/22	4,275	4,388
Owens Corning	4.200%	12/1/24	750	759
Parker Hannifin Corp.	3.500%	9/15/22	1,420	1,497
Parker-Hannifin Corp.	3.300%	11/21/24	3,600	3,700
Pentair Finance SA	5.000%	5/15/21	3,220	3,522
Pentair Finance SA	3.150%	9/15/22	1,300	1,278
Precision Castparts Corp.	2.500%	1/15/23	3,375	3,306
Raytheon Co.	3.125%	10/15/20	4,775	4,994
Raytheon Co.	2.500%	12/15/22	6,500	6,433
Republic Services Inc.	5.250%	11/15/21	4,883	5,558
Republic Services Inc.	3.550%	6/1/22	2,908	2,993
Republic Services Inc.	4.750%	5/15/23	1,670	1,844
Republic Services Inc.	3.200%	3/15/25	3,100	3,051
Rockwell Collins Inc.	3.100%	11/15/21	559	580
Rockwell Collins Inc.	3.700%	12/15/23	2,290	2,406
Roper Industries Inc.	3.125%	11/15/22	2,247	2,211
Snap-on Inc.	6.125%	9/1/21	1,410	1,679
Sonoco Products Co.	4.375%	11/1/21	775	834

Stanley Black & Decker Inc.	3.400%	12/1/21	2,175	2,268
Stanley Black & Decker Inc.	2.900%	11/1/22	2,500	2,508
Textron Inc.	3.650%	3/1/21	1,000	1,034
Textron Inc.	4.300%	3/1/24	1,500	1,581
Textron Inc.	3.875%	3/1/25	1,200	1,220
Timken CO	3.875%	9/1/24	1,000	1,015
Tyco International Finance SA / Tyco Fire &
Security Finance SCA	6.875%	1/15/21	1,700	2,058
United Technologies Corp.	3.100%	6/1/22	12,404	12,733
Waste Management Inc.	4.750%	6/30/20	100	111
Waste Management Inc.	4.600%	3/1/21	1,280	1,418
Waste Management Inc.	2.900%	9/15/22	2,300	2,295
Waste Management Inc.	3.500%	5/15/24	2,450	2,503
Waste Management Inc.	3.125%	3/1/25	3,300	3,271
Xylem Inc.	4.875%	10/1/21	2,350	2,583

Communication (8.5%)
21st Century Fox America Inc.	5.650%	8/15/20	1,600	1,849
21st Century Fox America Inc.	4.500%	2/15/21	4,350	4,784
21st Century Fox America Inc.	3.000%	9/15/22	5,910	5,927
21st Century Fox America Inc.	8.875%	4/26/23	1,000	1,362
21st Century Fox America Inc.	4.000%	10/1/23	2,150	2,291
21st Century Fox America Inc.	3.700%	9/15/24	1,150	1,190
America Movil SAB de CV	3.125%	7/16/22	7,562	7,592
American Tower Corp.	2.800%	6/1/20	2,350	2,338
American Tower Corp.	5.050%	9/1/20	4,531	4,984
American Tower Corp.	3.450%	9/15/21	2,300	2,316
American Tower Corp.	5.900%	11/1/21	2,374	2,698
American Tower Corp.	4.700%	3/15/22	2,750	2,907
American Tower Corp.	3.500%	1/31/23	6,940	6,810
American Tower Corp.	5.000%	2/15/24	33	35
American Tower Corp.	4.000%	6/1/25	4,000	3,973
AT&T Inc.	2.450%	6/30/20	13,875	13,734
AT&T Inc.	4.450%	5/15/21	4,755	5,116
AT&T Inc.	3.875%	8/15/21	7,354	7,705
AT&T Inc.	3.000%	2/15/22	7,049	6,989
AT&T Inc.	3.000%	6/30/22	14,800	14,520
AT&T Inc.	2.625%	12/1/22	8,375	8,050
AT&T Inc.	3.900%	3/11/24	2,850	2,933
AT&T Inc.	3.400%	5/15/25	19,000	18,326
CBS Corp.	4.300%	2/15/21	1,650	1,776
CBS Corp.	3.375%	3/1/22	1,167	1,172
CBS Corp.	3.700%	8/15/24	2,783	2,768
CBS Corp.	3.500%	1/15/25	2,750	2,675
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	6,732	6,717
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	5,204	7,431
Comcast Corp.	3.125%	7/15/22	4,925	4,979
Comcast Corp.	2.850%	1/15/23	3,450	3,424
Comcast Corp.	3.600%	3/1/24	6,681	6,908
Comcast Corp.	3.375%	2/15/25	2,625	2,654
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	4,320	4,646
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	3,950	4,348

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	7,735	7,944
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.450%	4/1/24	6,500	6,808
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.950%	1/15/25	6,400	6,419
Discovery Communications LLC	5.050%	6/1/20	4,675	5,191
Discovery Communications LLC	4.375%	6/15/21	2,700	2,874
Discovery Communications LLC	3.300%	5/15/22	1,853	1,840
Discovery Communications LLC	3.250%	4/1/23	1,900	1,850
Discovery Communications LLC	3.450%	3/15/25	1,850	1,783
Grupo Televisa SAB	6.625%	3/18/25	2,210	2,714
GTE Corp.	8.750%	11/1/21	1,175	1,520
Historic TW Inc.	9.150%	2/1/23	2,195	2,957
Interpublic Group of Cos. Inc.	3.750%	2/15/23	1,500	1,534
Interpublic Group of Cos. Inc.	4.200%	4/15/24	3,275	3,397
1 McGraw Hill Financial Inc.	4.000%	6/15/25	3,250	3,282
Moody's Corp.	5.500%	9/1/20	2,700	3,050
Moody's Corp.	4.500%	9/1/22	1,971	2,125
Moody's Corp.	4.875%	2/15/24	2,825	3,107
NBCUniversal Media LLC	4.375%	4/1/21	9,701	10,657
NBCUniversal Media LLC	2.875%	1/15/23	5,250	5,216
Omnicom Group Inc.	4.450%	8/15/20	2,450	2,675
Omnicom Group Inc.	3.625%	5/1/22	7,973	8,236
Omnicom Group Inc.	3.650%	11/1/24	5,483	5,482
Orange SA	4.125%	9/14/21	3,450	3,751
Qwest Corp.	6.750%	12/1/21	5,520	6,208
RELIX Capital Inc.	3.125%	10/15/22	4,219	4,173
Rogers Communications Inc.	3.000%	3/15/23	1,950	1,915
Rogers Communications Inc.	4.100%	10/1/23	4,100	4,318
Scripps Networks Interactive Inc.	3.500%	6/15/22	5,200	5,195
Scripps Networks Interactive Inc.	3.900%	11/15/24	1,900	1,925
Telefonica Emisiones SAU	5.462%	2/16/21	7,007	7,904
Telefonica Emisiones SAU	4.570%	4/27/23	3,125	3,358
Thomson Reuters Corp.	3.950%	9/30/21	2,777	2,968
Thomson Reuters Corp.	4.300%	11/23/23	1,800	1,922
Thomson Reuters Corp.	3.850%	9/29/24	2,450	2,492
Time Warner Cable Inc.	4.125%	2/15/21	4,625	4,796
Time Warner Cable Inc.	4.000%	9/1/21	4,516	4,661
Time Warner Cos. Inc.	7.570%	2/1/24	1,720	2,170
Time Warner Entertainment Co. LP	8.375%	3/15/23	3,535	4,433
Time Warner Inc.	4.700%	1/15/21	4,550	4,990
Time Warner Inc.	4.750%	3/29/21	3,150	3,473
Time Warner Inc.	4.000%	1/15/22	2,375	2,505
Time Warner Inc.	3.400%	6/15/22	2,401	2,457
Time Warner Inc.	4.050%	12/15/23	2,175	2,287
Time Warner Inc.	3.550%	6/1/24	4,905	4,912
Verizon Communications Inc.	4.500%	9/15/20	19,555	21,303
Verizon Communications Inc.	3.450%	3/15/21	5,475	5,662
Verizon Communications Inc.	4.600%	4/1/21	6,538	7,158
Verizon Communications Inc.	3.000%	11/1/21	7,085	7,124
Verizon Communications Inc.	3.500%	11/1/21	7,968	8,272
Verizon Communications Inc.	2.450%	11/1/22	8,269	7,904
Verizon Communications Inc.	5.150%	9/15/23	39,050	43,523
Verizon Communications Inc.	4.150%	3/15/24	7,508	7,914
Verizon Communications Inc.	3.500%	11/1/24	6,950	6,910
Viacom Inc.	4.500%	3/1/21	1,655	1,775

Viacom Inc.	3.875%	12/15/21	3,625	3,739
Viacom Inc.	3.125%	6/15/22	3,000	2,917
Viacom Inc.	4.250%	9/1/23	3,975	4,106
Viacom Inc.	3.875%	4/1/24	2,325	2,317
Vodafone Group plc	4.375%	3/16/21	3,258	3,493
Vodafone Group plc	2.500%	9/26/22	3,223	2,969
Vodafone Group plc	2.950%	2/19/23	5,088	4,781
Walt Disney Co.	3.750%	6/1/21	1,275	1,387
Walt Disney Co.	2.750%	8/16/21	4,425	4,562
Walt Disney Co.	2.550%	2/15/22	3,000	3,013
Walt Disney Co.	2.350%	12/1/22	3,850	3,782
WPP Finance 2010	4.750%	11/21/21	1,009	1,123
WPP Finance 2010	3.625%	9/7/22	2,625	2,695
WPP Finance 2010	3.750%	9/19/24	4,668	4,778

Consumer Cyclical (6.8%)
Advance Auto Parts Inc.	4.500%	1/15/22	1,600	1,701
Advance Auto Parts Inc.	4.500%	12/1/23	1,600	1,689
1 Alibaba Group Holding Ltd.	3.125%	11/28/21	6,300	6,290
1 Alibaba Group Holding Ltd.	3.600%	11/28/24	10,900	10,761
Amazon.com Inc.	3.300%	12/5/21	6,150	6,345
Amazon.com Inc.	2.500%	11/29/22	5,550	5,394
Amazon.com Inc.	3.800%	12/5/24	6,693	6,875
AutoZone Inc.	4.000%	11/15/20	2,484	2,653
AutoZone Inc.	2.500%	4/15/21	525	522
AutoZone Inc.	3.700%	4/15/22	5,005	5,183
AutoZone Inc.	2.875%	1/15/23	1,425	1,389
AutoZone Inc.	3.125%	7/15/23	500	495
AutoZone Inc.	3.250%	4/15/25	1,000	983
Bed Bath & Beyond Inc.	3.749%	8/1/24	1,475	1,503
BorgWarner Inc.	4.625%	9/15/20	75	83
BorgWarner Inc.	3.375%	3/15/25	2,475	2,490
Brinker International Inc.	3.875%	5/15/23	1,450	1,430
Carnival Corp.	3.950%	10/15/20	3,250	3,450
1 CDK Global Inc.	4.500%	10/15/24	2,300	2,363
Coach Inc.	4.250%	4/1/25	2,300	2,258
Costco Wholesale Corp.	2.250%	2/15/22	2,000	1,979
Cummins Inc.	3.650%	10/1/23	2,025	2,141
CVS Health Corp.	2.750%	12/1/22	6,175	6,059
CVS Health Corp.	4.000%	12/5/23	7,300	7,692
CVS Health Corp.	3.375%	8/12/24	2,515	2,533
Delphi Corp.	5.000%	2/15/23	2,500	2,700
Delphi Corp.	4.150%	3/15/24	3,377	3,557
Dollar General Corp.	3.250%	4/15/23	4,000	3,880
eBay Inc.	3.250%	10/15/20	2,300	2,377
eBay Inc.	2.875%	8/1/21	3,300	3,300
eBay Inc.	2.600%	7/15/22	4,075	3,870
eBay Inc.	3.450%	8/1/24	3,315	3,258
Expedia Inc.	5.950%	8/15/20	5,025	5,645
Expedia Inc.	4.500%	8/15/24	33	33
Family Dollar Stores Inc.	5.000%	2/1/21	1,065	1,121
Ford Motor Credit Co. LLC	5.750%	2/1/21	6,585	7,542
Ford Motor Credit Co. LLC	5.875%	8/2/21	7,677	8,890
Ford Motor Credit Co. LLC	3.219%	1/9/22	5,250	5,276
Ford Motor Credit Co. LLC	4.250%	9/20/22	5,675	6,021
Ford Motor Credit Co. LLC	4.375%	8/6/23	6,825	7,260
Ford Motor Credit Co. LLC	3.664%	9/8/24	500	502

Gap Inc.	5.950%	4/12/21	5,772	6,606
Harman International Industries Inc.	4.150%	5/15/25	1,900	1,912
Home Depot Inc.	3.950%	9/15/20	2,500	2,735
Home Depot Inc.	4.400%	4/1/21	4,563	5,079
Home Depot Inc.	2.625%	6/1/22	3,450	3,443
Home Depot Inc.	2.700%	4/1/23	6,650	6,645
Home Depot Inc.	3.750%	2/15/24	3,675	3,904
Host Hotels & Resorts LP	6.000%	10/1/21	3,100	3,556
Host Hotels & Resorts LP	5.250%	3/15/22	1,997	2,191
Host Hotels & Resorts LP	4.750%	3/1/23	2,941	3,149
Host Hotels & Resorts LP	3.750%	10/15/23	1,700	1,700
Host Hotels & Resorts LP	4.000%	6/15/25	850	865
Hyatt Hotels Corp.	5.375%	8/15/21	800	909
Hyatt Hotels Corp.	3.375%	7/15/23	975	970
Johnson Controls Inc.	4.250%	3/1/21	3,364	3,620
Johnson Controls Inc.	3.750%	12/1/21	2,496	2,622
Johnson Controls Inc.	3.625%	7/2/24	1,300	1,326
Kohl's Corp.	4.000%	11/1/21	3,170	3,378
Kohl's Corp.	3.250%	2/1/23	2,475	2,453
Lowe's Cos. Inc.	3.750%	4/15/21	1,000	1,075
Lowe's Cos. Inc.	3.800%	11/15/21	4,249	4,596
Lowe's Cos. Inc.	3.120%	4/15/22	1,800	1,856
Lowe's Cos. Inc.	3.875%	9/15/23	4,016	4,323
Lowe's Cos. Inc.	3.125%	9/15/24	2,325	2,363
Macy's Retail Holdings Inc.	3.875%	1/15/22	2,900	3,069
Macy's Retail Holdings Inc.	2.875%	2/15/23	2,621	2,572
Macy's Retail Holdings Inc.	4.375%	9/1/23	3,300	3,576
Macy's Retail Holdings Inc.	3.625%	6/1/24	2,893	2,959
Magna International Inc.	3.625%	6/15/24	3,313	3,327
Marriott International Inc.	3.375%	10/15/20	4,775	4,958
Marriott International Inc.	3.125%	10/15/21	650	663
Marriott International Inc.	3.250%	9/15/22	400	401
MasterCard Inc.	3.375%	4/1/24	4,583	4,751
McDonald's Corp.	3.500%	7/15/20	2,425	2,596
McDonald's Corp.	3.625%	5/20/21	2,071	2,205
McDonald's Corp.	2.625%	1/15/22	2,768	2,754
McDonald's Corp.	3.250%	6/10/24	1,850	1,871
McDonald's Corp.	3.375%	5/26/25	3,300	3,295
NIKE Inc.	2.250%	5/1/23	1,400	1,371
Nordstrom Inc.	4.000%	10/15/21	2,125	2,289
NVR Inc.	3.950%	9/15/22	2,802	2,897
O'Reilly Automotive Inc.	4.875%	1/14/21	1,735	1,928
O'Reilly Automotive Inc.	4.625%	9/15/21	1,596	1,759
O'Reilly Automotive Inc.	3.800%	9/1/22	1,700	1,759
O'Reilly Automotive Inc.	3.850%	6/15/23	1,375	1,419
Priceline Group Inc.	3.650%	3/15/25	2,000	2,005
QVC Inc.	5.125%	7/2/22	1,825	1,911
QVC Inc.	4.375%	3/15/23	3,000	3,014
QVC Inc.	4.850%	4/1/24	2,783	2,865
QVC Inc.	4.450%	2/15/25	2,250	2,229
Ross Stores Inc.	3.375%	9/15/24	925	934
Signet UK Finance plc	4.700%	6/15/24	1,875	1,933
Staples Inc.	4.375%	1/12/23	2,025	2,031
Starbucks Corp.	3.850%	10/1/23	3,400	3,679
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	1,525	1,469
Starwood Hotels & Resorts Worldwide Inc.	3.750%	3/15/25	1,000	977
Target Corp.	3.875%	7/15/20	3,000	3,264

Target Corp.	2.900%	1/15/22	3,600	3,687
Target Corp.	3.500%	7/1/24	7,575	7,861
Tiffany & Co.	3.800%	10/1/24	950	950
TJX Cos. Inc.	2.750%	6/15/21	3,225	3,289
TJX Cos. Inc.	2.500%	5/15/23	2,625	2,563
Toyota Motor Credit Corp.	4.500%	6/17/20	3,050	3,404
Toyota Motor Credit Corp.	4.250%	1/11/21	1,875	2,065
Toyota Motor Credit Corp.	2.750%	5/17/21	2,500	2,564
Toyota Motor Credit Corp.	3.400%	9/15/21	6,600	7,029
Toyota Motor Credit Corp.	3.300%	1/12/22	5,494	5,749
Toyota Motor Credit Corp.	2.625%	1/10/23	2,854	2,849
VF Corp.	3.500%	9/1/21	2,240	2,388
Wal-Mart Stores Inc.	3.625%	7/8/20	5,758	6,211
Wal-Mart Stores Inc.	3.250%	10/25/20	9,158	9,738
Wal-Mart Stores Inc.	4.250%	4/15/21	4,700	5,237
Wal-Mart Stores Inc.	2.550%	4/11/23	9,450	9,422
Wal-Mart Stores Inc.	3.300%	4/22/24	8,944	9,214
Walgreen Co.	3.100%	9/15/22	5,650	5,587
Walgreens Boots Alliance Inc.	3.300%	11/18/21	6,500	6,559
Walgreens Boots Alliance Inc.	3.800%	11/18/24	8,550	8,583
Wyndham Worldwide Corp.	4.250%	3/1/22	2,350	2,390
Wyndham Worldwide Corp.	3.900%	3/1/23	2,150	2,119
Yum! Brands Inc.	3.875%	11/1/20	3,075	3,198
Yum! Brands Inc.	3.750%	11/1/21	1,300	1,333
Yum! Brands Inc.	3.875%	11/1/23	400	398

Consumer Noncyclical (14.6%)
Abbott Laboratories	2.550%	3/15/22	3,500	3,493
Abbott Laboratories	2.950%	3/15/25	4,800	4,763
AbbVie Inc.	2.900%	11/6/22	12,454	12,272
AbbVie Inc.	3.200%	11/6/22	4,550	4,562
AbbVie Inc.	3.600%	5/14/25	12,850	12,880
Actavis Funding SCS	3.450%	3/15/22	12,514	12,633
Actavis Funding SCS	3.850%	6/15/24	5,958	6,021
Actavis Funding SCS	3.800%	3/15/25	18,226	18,296
Actavis Inc.	3.250%	10/1/22	8,400	8,296
Agilent Technologies Inc.	5.000%	7/15/20	1,825	2,018
Agilent Technologies Inc.	3.200%	10/1/22	2,700	2,644
Agilent Technologies Inc.	3.875%	7/15/23	2,900	2,984
Allergan Inc.	3.375%	9/15/20	2,375	2,422
Allergan Inc.	2.800%	3/15/23	2,050	1,937
Altria Group Inc.	4.750%	5/5/21	9,424	10,440
Altria Group Inc.	2.850%	8/9/22	3,912	3,829
Altria Group Inc.	2.950%	5/2/23	3,000	2,933
Altria Group Inc.	4.000%	1/31/24	8,044	8,322
AmerisourceBergen Corp.	3.500%	11/15/21	2,100	2,208
AmerisourceBergen Corp.	3.400%	5/15/24	2,700	2,752
AmerisourceBergen Corp.	3.250%	3/1/25	2,175	2,157
Amgen Inc.	3.450%	10/1/20	4,642	4,874
Amgen Inc.	4.100%	6/15/21	5,175	5,557
Amgen Inc.	3.875%	11/15/21	7,300	7,758
Amgen Inc.	2.700%	5/1/22	1,700	1,666
Amgen Inc.	3.625%	5/15/22	3,425	3,549
Amgen Inc.	3.625%	5/22/24	7,294	7,453
Amgen Inc.	3.125%	5/1/25	3,760	3,648
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	10,528	10,316
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	6,350	6,597

Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,950	2,151
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	9,213	9,006
Archer-Daniels-Midland Co.	4.479%	3/1/21	2,925	3,260
Baxter International Inc.	2.400%	8/15/22	2,711	2,591
Baxter International Inc.	3.200%	6/15/23	3,675	3,649
Beam Suntory Inc.	3.250%	5/15/22	475	474
Beam Suntory Inc.	3.250%	6/15/23	1,050	1,032
Becton Dickinson & Co.	3.250%	11/12/20	3,835	3,984
Becton Dickinson & Co.	3.125%	11/8/21	5,150	5,259
Becton Dickinson & Co.	3.734%	12/15/24	7,719	7,863
Becton Dickinson and Co.	3.300%	3/1/23	2,150	2,150
Becton Dickinson and Co.	3.875%	5/15/24	650	673
Bio-Rad Laboratories Inc.	4.875%	12/15/20	2,650	2,855
Boston Scientific Corp.	3.375%	5/15/22	1,750	1,740
Boston Scientific Corp.	4.125%	10/1/23	2,210	2,310
Bristol-Myers Squibb Co.	2.000%	8/1/22	3,700	3,570
Bristol-Myers Squibb Co.	7.150%	6/15/23	900	1,177
Bristol-Myers Squibb Co.	3.250%	11/1/23	2,350	2,430
Brown-Forman Corp.	2.250%	1/15/23	1,175	1,125
Campbell Soup Co.	4.250%	4/15/21	2,100	2,288
Campbell Soup Co.	2.500%	8/2/22	2,075	2,023
Campbell Soup Co.	3.300%	3/19/25	1,100	1,099
Cardinal Health Inc.	4.625%	12/15/20	1,425	1,585
Cardinal Health Inc.	3.200%	6/15/22	1,200	1,215
Cardinal Health Inc.	3.200%	3/15/23	4,525	4,540
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	1,800	1,776
Celgene Corp.	3.950%	10/15/20	3,066	3,298
Celgene Corp.	3.250%	8/15/22	3,670	3,710
Celgene Corp.	4.000%	8/15/23	3,200	3,383
Celgene Corp.	3.625%	5/15/24	4,233	4,322
Church & Dwight Co. Inc.	2.875%	10/1/22	900	897
Clorox Co.	3.800%	11/15/21	3,288	3,514
Clorox Co.	3.050%	9/15/22	2,100	2,093
Clorox Co.	3.500%	12/15/24	2,133	2,133
Coca-Cola Co.	2.450%	11/1/20	5,050	5,175
Coca-Cola Co.	3.150%	11/15/20	6,577	6,964
Coca-Cola Co.	3.300%	9/1/21	4,975	5,276
Coca-Cola Co.	2.500%	4/1/23	4,075	4,023
Coca-Cola Co.	3.200%	11/1/23	5,850	6,041
Coca-Cola Enterprises Inc.	3.500%	9/15/20	2,975	3,169
Coca-Cola Enterprises Inc.	3.250%	8/19/21	425	441
Coca-Cola Enterprises Inc.	4.500%	9/1/21	1,500	1,661
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	4,500	4,744
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	975	1,313
Colgate-Palmolive Co.	2.450%	11/15/21	2,875	2,929
Colgate-Palmolive Co.	2.300%	5/3/22	2,650	2,620
Colgate-Palmolive Co.	1.950%	2/1/23	3,475	3,335
Colgate-Palmolive Co.	2.100%	5/1/23	650	625
Colgate-Palmolive Co.	3.250%	3/15/24	4,228	4,405
ConAgra Foods Inc.	3.250%	9/15/22	1,925	1,897
ConAgra Foods Inc.	3.200%	1/25/23	4,223	4,088
Covidien International Finance SA	4.200%	6/15/20	2,450	2,689
Covidien International Finance SA	3.200%	6/15/22	4,580	4,699
Covidien International Finance SA	2.950%	6/15/23	4,975	4,943
CR Bard Inc.	4.400%	1/15/21	2,245	2,435
DENTSPLY International Inc.	4.125%	8/15/21	1,880	1,995
Diageo Capital plc	4.828%	7/15/20	2,885	3,253

Diageo Capital plc	2.625%	4/29/23	8,561	8,383
Diageo Investment Corp.	2.875%	5/11/22	4,821	4,843
Dignity Health	3.812%	11/1/24	2,300	2,398
Dignity Health California GO	3.125%	11/1/22	800	800
Dr Pepper Snapple Group Inc.	3.200%	11/15/21	1,475	1,525
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	625	609
Estee Lauder Cos. Inc.	2.350%	8/15/22	1,000	983
Express Scripts Holding Co.	4.750%	11/15/21	2,650	2,926
Express Scripts Holding Co.	3.900%	2/15/22	4,836	5,065
Express Scripts Holding Co.	3.500%	6/15/24	4,265	4,288
Flowers Foods Inc.	4.375%	4/1/22	2,350	2,497
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,200	1,148
General Mills Inc.	3.150%	12/15/21	2,775	2,862
General Mills Inc.	3.650%	2/15/24	3,411	3,547
Gilead Sciences Inc.	4.500%	4/1/21	4,625	5,152
Gilead Sciences Inc.	4.400%	12/1/21	5,300	5,869
Gilead Sciences Inc.	3.700%	4/1/24	8,794	9,142
Gilead Sciences Inc.	3.500%	2/1/25	10,075	10,289
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	5,725	5,696
GlaxoSmithKline Capital plc	2.850%	5/8/22	8,312	8,379
Hasbro Inc.	3.150%	5/15/21	1,625	1,653
Hershey Co.	4.125%	12/1/20	1,525	1,681
Hershey Co.	2.625%	5/1/23	1,750	1,743
Hillshire Brands Co.	4.100%	9/15/20	54	56
Hormel Foods Corp.	4.125%	4/15/21	100	110
Ingredion Inc.	4.625%	11/1/20	1,975	2,138
International Flavors & Fragrances Inc.	3.200%	5/1/23	975	963
JM Smucker Co.	3.500%	10/15/21	4,800	5,025
1 JM Smucker Co.	3.000%	3/15/22	1,400	1,402
1 JM Smucker Co.	3.500%	3/15/25	4,500	4,514
Johnson & Johnson	2.950%	9/1/20	2,750	2,904
Johnson & Johnson	3.550%	5/15/21	4,700	5,133
Johnson & Johnson	2.450%	12/5/21	3,000	3,074
Johnson & Johnson	6.730%	11/15/23	50	66
Johnson & Johnson	3.375%	12/5/23	1,900	2,004
Kaiser Foundation Hospitals	3.500%	4/1/22	1,425	1,462
Kellogg Co.	4.000%	12/15/20	4,525	4,868
Kellogg Co.	3.125%	5/17/22	800	806
Kimberly-Clark Corp.	3.625%	8/1/20	300	323
Kimberly-Clark Corp.	3.875%	3/1/21	1,075	1,175
Kimberly-Clark Corp.	2.400%	3/1/22	2,800	2,772
Kimberly-Clark Corp.	2.400%	6/1/23	2,275	2,228
Kimberly-Clark Corp.	2.650%	3/1/25	750	740
Koninklijke Philips NV	3.750%	3/15/22	4,312	4,455
Kraft Foods Group Inc.	3.500%	6/6/22	9,556	9,740
Kroger Co.	3.300%	1/15/21	3,775	3,895
Kroger Co.	2.950%	11/1/21	2,190	2,203
Kroger Co.	3.400%	4/15/22	1,918	1,967
Kroger Co.	3.850%	8/1/23	3,150	3,296
Kroger Co.	4.000%	2/1/24	2,225	2,367
Laboratory Corp. of America Holdings	4.625%	11/15/20	2,250	2,459
Laboratory Corp. of America Holdings	3.200%	2/1/22	1,730	1,732
Laboratory Corp. of America Holdings	3.750%	8/23/22	950	983
Laboratory Corp. of America Holdings	4.000%	11/1/23	1,425	1,488
Laboratory Corp. of America Holdings	3.600%	2/1/25	4,065	3,989
Life Technologies Corp.	5.000%	1/15/21	2,083	2,302
Lorillard Tobacco Co.	3.750%	5/20/23	2,225	2,222

Mattel Inc.	3.150%	3/15/23	1,350	1,327
McCormick & Co. Inc.	3.900%	7/15/21	275	297
McCormick & Co. Inc.	3.500%	9/1/23	1,200	1,269
McKesson Corp.	4.750%	3/1/21	2,725	3,014
McKesson Corp.	2.700%	12/15/22	3,325	3,236
McKesson Corp.	2.850%	3/15/23	1,250	1,211
McKesson Corp.	3.796%	3/15/24	5,550	5,723
Medco Health Solutions Inc.	4.125%	9/15/20	4,150	4,472
Medtronic Inc.	4.125%	3/15/21	1,800	1,966
Medtronic Inc.	3.125%	3/15/22	2,961	3,040
1 Medtronic Inc.	3.150%	3/15/22	10,600	10,774
Medtronic Inc.	2.750%	4/1/23	6,425	6,331
Medtronic Inc.	3.625%	3/15/24	4,608	4,825
1 Medtronic Inc.	3.500%	3/15/25	17,450	17,796
Merck & Co. Inc.	3.875%	1/15/21	6,586	7,121
Merck & Co. Inc.	2.350%	2/10/22	6,300	6,196
Merck & Co. Inc.	2.400%	9/15/22	3,700	3,658
Merck & Co. Inc.	2.800%	5/18/23	7,025	7,049
Merck & Co. Inc.	2.750%	2/10/25	11,960	11,650
Molson Coors Brewing Co.	3.500%	5/1/22	1,875	1,914
Mondelez International Inc.	4.000%	2/1/24	8,025	8,531
Mylan Inc.	4.200%	11/29/23	3,050	3,155
Newell Rubbermaid Inc.	4.000%	6/15/22	1,125	1,181
Newell Rubbermaid Inc.	4.000%	12/1/24	2,872	2,949
Novartis Capital Corp.	2.400%	9/21/22	9,685	9,550
Novartis Capital Corp.	3.400%	5/6/24	7,724	8,031
Owens & Minor Inc.	4.375%	12/15/24	2,100	2,173
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	1,225	1,279
PepsiCo Inc.	3.125%	11/1/20	2,945	3,093
PepsiCo Inc.	3.000%	8/25/21	5,350	5,558
PepsiCo Inc.	2.750%	3/5/22	6,590	6,662
PepsiCo Inc.	2.750%	3/1/23	3,425	3,434
PepsiCo Inc.	3.600%	3/1/24	5,425	5,681
PepsiCo Inc.	2.750%	4/30/25	5,925	5,768
PerkinElmer Inc.	5.000%	11/15/21	4,500	5,012
Perrigo Co. plc	4.000%	11/15/23	3,500	3,593
Perrigo Finance plc	3.500%	12/15/21	2,000	2,039
Perrigo Finance plc	3.900%	12/15/24	3,350	3,403
Pfizer Inc.	3.000%	6/15/23	3,650	3,681
Pfizer Inc.	3.400%	5/15/24	3,181	3,247
Philip Morris International Inc.	4.125%	5/17/21	2,870	3,124
Philip Morris International Inc.	2.900%	11/15/21	2,350	2,399
Philip Morris International Inc.	2.500%	8/22/22	3,386	3,313
Philip Morris International Inc.	2.625%	3/6/23	2,500	2,454
Philip Morris International Inc.	3.600%	11/15/23	3,775	3,931
Philip Morris International Inc.	3.250%	11/10/24	1,900	1,911
2 Procter & Gamble - Esop	9.360%	1/1/21	1,145	1,399
Procter & Gamble Co.	2.300%	2/6/22	5,566	5,572
Procter & Gamble Co.	3.100%	8/15/23	4,250	4,409
Quest Diagnostics Inc.	4.700%	4/1/21	1,575	1,709
Quest Diagnostics Inc.	4.250%	4/1/24	2,375	2,485
Quest Diagnostics Inc.	3.500%	3/30/25	800	784
Reynolds American Inc.	3.250%	11/1/22	3,665	3,605
Reynolds American Inc.	4.850%	9/15/23	2,650	2,855
Sanofi	4.000%	3/29/21	12,000	13,034
St. Jude Medical Inc.	3.250%	4/15/23	4,725	4,780

Stryker Corp.	3.375%	5/15/24	2,475	2,514
Sysco Corp.	3.000%	10/2/21	5,250	5,352
Sysco Corp.	2.600%	6/12/22	1,300	1,292
Sysco Corp.	3.500%	10/2/24	6,942	7,097
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	4,001	4,163
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	4,086	4,034
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	1,749	1,819
Thermo Fisher Scientific Inc.	4.500%	3/1/21	6,945	7,573
Thermo Fisher Scientific Inc.	3.600%	8/15/21	6,028	6,243
Thermo Fisher Scientific Inc.	3.300%	2/15/22	3,211	3,247
Thermo Fisher Scientific Inc.	3.150%	1/15/23	860	859
Thermo Fisher Scientific Inc.	4.150%	2/1/24	6,190	6,506
Tupperware Brands Corp.	4.750%	6/1/21	2,200	2,353
Tyson Foods Inc.	4.500%	6/15/22	3,990	4,309
Tyson Foods Inc.	3.950%	8/15/24	7,426	7,704
Unilever Capital Corp.	4.250%	2/10/21	4,813	5,340
Whirlpool Corp.	4.850%	6/15/21	1,850	2,058
Whirlpool Corp.	4.700%	6/1/22	1,898	2,064
Whirlpool Corp.	3.700%	3/1/23	2,475	2,523
Whirlpool Corp.	3.700%	5/1/25	600	607
Wyeth LLC	6.450%	2/1/24	3,959	4,980
Zeneca Wilmington Inc.	7.000%	11/15/23	1,600	2,054
Zimmer Holdings Inc.	3.375%	11/30/21	1,650	1,691
Zimmer Holdings Inc.	3.150%	4/1/22	4,200	4,189
Zimmer Holdings Inc.	3.550%	4/1/25	9,200	9,078
Zoetis Inc.	3.250%	2/1/23	5,375	5,288

Energy (11.8%)
Anadarko Petroleum Corp.	3.450%	7/15/24	1,533	1,539
Apache Corp.	3.625%	2/1/21	3,750	3,926
Apache Corp.	3.250%	4/15/22	5,142	5,167
Baker Hughes Inc.	3.200%	8/15/21	2,100	2,146
Boardwalk Pipelines LP	3.375%	2/1/23	1,700	1,561
Boardwalk Pipelines LP	4.950%	12/15/24	2,550	2,563
BP Capital Markets plc	4.500%	10/1/20	7,990	8,839
BP Capital Markets plc	4.742%	3/11/21	7,795	8,719
BP Capital Markets plc	3.561%	11/1/21	4,586	4,835
BP Capital Markets plc	3.062%	3/17/22	1,700	1,715
BP Capital Markets plc	3.245%	5/6/22	7,604	7,676
BP Capital Markets plc	2.500%	11/6/22	6,275	6,083
BP Capital Markets plc	2.750%	5/10/23	10,075	9,814
BP Capital Markets plc	3.994%	9/26/23	3,775	3,964
BP Capital Markets plc	3.814%	2/10/24	3,469	3,605
BP Capital Markets plc	3.535%	11/4/24	4,225	4,250
BP Capital Markets plc	3.506%	3/17/25	4,650	4,675
Buckeye Partners LP	4.875%	2/1/21	2,783	2,915
Buckeye Partners LP	4.150%	7/1/23	3,071	3,042
Cameron International Corp.	4.500%	6/1/21	350	371
Cameron International Corp.	3.600%	4/30/22	1,150	1,143
Cameron International Corp.	4.000%	12/15/23	1,400	1,423
Cameron International Corp.	3.700%	6/15/24	1,800	1,785
Canadian Natural Resources Ltd.	3.450%	11/15/21	250	256
Canadian Natural Resources Ltd.	3.800%	4/15/24	5,775	5,852
Canadian Natural Resources Ltd.	3.900%	2/1/25	1,375	1,387
Cenovus Energy Inc.	3.000%	8/15/22	5,050	4,894
CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,700	4,034
Chevron Corp.	2.427%	6/24/20	3,925	4,006

Chevron Corp.	2.411%	3/3/22	3,250	3,224
Chevron Corp.	2.355%	12/5/22	7,137	6,937
Chevron Corp.	3.191%	6/24/23	12,725	13,052
Cimarex Energy Co.	4.375%	6/1/24	1,450	1,490
1 Columbia Pipeline Group Inc.	3.300%	6/1/20	1,750	1,765
1 Columbia Pipeline Group Inc.	4.500%	6/1/25	4,000	4,051
ConocoPhillips Co.	2.875%	11/15/21	3,200	3,258
ConocoPhillips Co.	2.400%	12/15/22	4,950	4,822
ConocoPhillips Co.	3.350%	11/15/24	4,100	4,143
ConocoPhillips Co.	3.350%	5/15/25	1,300	1,309
Continental Resources Inc.	5.000%	9/15/22	10,273	10,247
Continental Resources Inc.	4.500%	4/15/23	9,325	9,178
Continental Resources Inc.	3.800%	6/1/24	3,075	2,859
Copano Energy LLC / Copano Energy
Finance Corp.	7.125%	4/1/21	1,673	1,782
Devon Energy Corp.	4.000%	7/15/21	2,845	3,023
Devon Energy Corp.	3.250%	5/15/22	4,275	4,282
Diamond Offshore Drilling Inc.	3.450%	11/1/23	475	460
Dominion Gas Holdings LLC	3.550%	11/1/23	1,725	1,773
Dominion Gas Holdings LLC	3.600%	12/15/24	3,050	3,139
El Paso Natural Gas Co. LLC	8.625%	1/15/22	150	185
1 Enable Midstream Partners LP	3.900%	5/15/24	1,950	1,848
Enbridge Energy Partners LP	4.200%	9/15/21	3,469	3,622
Enbridge Inc.	4.000%	10/1/23	2,594	2,634
Enbridge Inc.	3.500%	6/10/24	2,406	2,321
Encana Corp.	3.900%	11/15/21	2,240	2,332
Energy Transfer Partners LP	4.150%	10/1/20	2,365	2,466
Energy Transfer Partners LP	4.650%	6/1/21	3,976	4,194
Energy Transfer Partners LP	5.200%	2/1/22	5,425	5,798
Energy Transfer Partners LP	3.600%	2/1/23	5,625	5,470
Energy Transfer Partners LP	7.600%	2/1/24	930	1,148
Energy Transfer Partners LP	4.050%	3/15/25	6,700	6,524
EnLink Midstream Partners LP	4.400%	4/1/24	3,225	3,308
Ensco plc	4.700%	3/15/21	7,300	7,540
Ensco plc	4.500%	10/1/24	1,033	1,022
Ensco plc	5.200%	3/15/25	5,950	6,133
Enterprise Products Operating LLC	5.200%	9/1/20	3,500	3,954
Enterprise Products Operating LLC	4.050%	2/15/22	4,443	4,688
Enterprise Products Operating LLC	3.350%	3/15/23	5,725	5,728
Enterprise Products Operating LLC	3.900%	2/15/24	5,694	5,876
Enterprise Products Operating LLC	3.750%	2/15/25	3,175	3,208
EOG Resources Inc.	4.400%	6/1/20	5,375	5,944
EOG Resources Inc.	4.100%	2/1/21	4,840	5,243
EOG Resources Inc.	2.625%	3/15/23	3,700	3,639
EOG Resources Inc.	3.150%	4/1/25	775	775
EQT Corp.	4.875%	11/15/21	3,425	3,649
EQT Midstream Partners LP	4.000%	8/1/24	1,900	1,840
Exxon Mobil Corp.	2.397%	3/6/22	6,000	5,978
Exxon Mobil Corp.	3.176%	3/15/24	1,581	1,653
Exxon Mobil Corp.	2.709%	3/6/25	7,500	7,435
FMC Technologies Inc.	3.450%	10/1/22	3,875	3,798
Gulf South Pipeline Co. LP	4.000%	6/15/22	750	724
Halliburton Co.	3.250%	11/15/21	2,150	2,227
Halliburton Co.	3.500%	8/1/23	3,975	4,097
Hess Corp.	3.500%	7/15/24	1,225	1,203
Husky Energy Inc.	3.950%	4/15/22	1,636	1,667
Husky Energy Inc.	4.000%	4/15/24	3,668	3,720

Kerr-McGee Corp.	6.950%	7/1/24	4,123	5,148
Kinder Morgan Energy Partners LP	3.500%	3/1/21	4,400	4,403
Kinder Morgan Energy Partners LP	5.800%	3/1/21	2,650	2,957
Kinder Morgan Energy Partners LP	5.000%	10/1/21	1,950	2,096
Kinder Morgan Energy Partners LP	4.150%	3/1/22	850	864
Kinder Morgan Energy Partners LP	3.950%	9/1/22	5,395	5,435
Kinder Morgan Energy Partners LP	3.450%	2/15/23	3,100	2,990
Kinder Morgan Energy Partners LP	3.500%	9/1/23	2,650	2,556
Kinder Morgan Energy Partners LP	4.150%	2/1/24	5,633	5,657
Kinder Morgan Energy Partners LP	4.300%	5/1/24	3,618	3,625
Kinder Morgan Energy Partners LP	4.250%	9/1/24	3,033	3,032
Kinder Morgan Inc.	6.500%	9/15/20	2,103	2,430
Magellan Midstream Partners LP	4.250%	2/1/21	900	964
Magellan Midstream Partners LP	3.200%	3/15/25	2,275	2,220
Marathon Oil Corp.	2.800%	11/1/22	3,606	3,460
Marathon Petroleum Corp.	5.125%	3/1/21	4,250	4,741
Marathon Petroleum Corp.	3.625%	9/15/24	2,899	2,920
MPLX LP	4.000%	2/15/25	2,000	2,001
Murphy Oil Corp.	4.000%	6/1/22	11	10
Murphy Oil Corp.	3.700%	12/1/22	4,900	4,578
Nabors Industries Inc.	5.000%	9/15/20	2,500	2,590
Nabors Industries Inc.	4.625%	9/15/21	3,075	3,097
Nabors Industries Inc.	5.100%	9/15/23	1,725	1,734
National Fuel Gas Co.	4.900%	12/1/21	1,475	1,605
National Fuel Gas Co.	3.750%	3/1/23	2,075	2,089
National Oilwell Varco Inc.	2.600%	12/1/22	8,011	7,755
NiSource Finance Corp.	5.450%	9/15/20	5,125	5,865
NiSource Finance Corp.	6.125%	3/1/22	3,527	4,131
Noble Energy Inc.	4.150%	12/15/21	6,786	7,166
Noble Energy Inc.	3.900%	11/15/24	27	27
Noble Holding International Ltd.	4.900%	8/1/20	1,725	1,765
Noble Holding International Ltd.	4.625%	3/1/21	1,775	1,755
Noble Holding International Ltd.	3.950%	3/15/22	2,100	1,943
Noble Holding International Ltd.	5.950%	4/1/25	1,775	1,791
Occidental Petroleum Corp.	4.100%	2/1/21	7,165	7,788
Occidental Petroleum Corp.	3.125%	2/15/22	3,600	3,673
Occidental Petroleum Corp.	2.700%	2/15/23	3,020	2,964
Oceaneering International Inc.	4.650%	11/15/24	2,000	2,033
ONEOK Partners LP	3.375%	10/1/22	3,280	3,146
ONEOK Partners LP	5.000%	9/15/23	1,450	1,521
ONEOK Partners LP	4.900%	3/15/25	2,650	2,689
Petro-Canada	9.250%	10/15/21	2,575	3,475
Phillips 66	4.300%	4/1/22	10,400	11,168
Phillips 66 Partners LP	3.605%	2/15/25	2,118	2,078
Pioneer Natural Resources Co.	3.950%	7/15/22	2,865	2,943
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	2,489	2,735
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	1,650	1,682
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	1,400	1,344
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	6,348	6,406
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	3,774	3,705
Pride International Inc.	6.875%	8/15/20	4,725	5,459

Regency Energy Partners LP / Regency
Energy Finance Corp.	5.750%	9/1/20	4,000	4,400
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	1,150	1,259
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	450	470
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.500%	4/15/23	3,650	3,778
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	3,110	3,126
Rowan Cos. Inc.	4.875%	6/1/22	3,161	3,134
Rowan Cos. Inc.	4.750%	1/15/24	1,400	1,351
Sasol Financing International plc	4.500%	11/14/22	3,300	3,331
Schlumberger Investment SA	3.650%	12/1/23	7,563	7,934
SESI LLC	7.125%	12/15/21	3,450	3,726
Shell International Finance BV	2.375%	8/21/22	4,950	4,829
Shell International Finance BV	2.250%	1/6/23	5,356	5,145
Shell International Finance BV	3.400%	8/12/23	5,025	5,218
Shell International Finance BV	3.250%	5/11/25	11,750	11,852
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	2,300	2,397
Southwestern Energy Co.	4.100%	3/15/22	5,113	5,106
Southwestern Energy Co.	4.950%	1/23/25	5,750	5,945
Spectra Energy Capital LLC	3.300%	3/15/23	3,425	3,213
Spectra Energy Partners LP	4.600%	6/15/21	850	920
Spectra Energy Partners LP	4.750%	3/15/24	5,650	6,130
Spectra Energy Partners LP	3.500%	3/15/25	1,650	1,623
Suncor Energy Inc.	3.600%	12/1/24	2,861	2,909
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	1,650	1,744
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	445	431
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	3,200	3,239
Talisman Energy Inc.	3.750%	2/1/21	4,445	4,448
TC Pipelines LP	4.650%	6/15/21	1,453	1,527
Total Capital Canada Ltd.	2.750%	7/15/23	2,625	2,580
Total Capital International SA	2.750%	6/19/21	7,350	7,486
Total Capital International SA	2.875%	2/17/22	4,746	4,779
Total Capital International SA	2.700%	1/25/23	6,000	5,922
Total Capital International SA	3.700%	1/15/24	4,563	4,779
Total Capital International SA	3.750%	4/10/24	7,883	8,276
Total Capital SA	4.450%	6/24/20	4,000	4,435
Total Capital SA	4.125%	1/28/21	2,975	3,249
TransCanada PipeLines Ltd.	3.800%	10/1/20	4,467	4,772
TransCanada PipeLines Ltd.	2.500%	8/1/22	6,061	5,875
TransCanada PipeLines Ltd.	3.750%	10/16/23	4,950	5,111
Valero Energy Corp.	3.650%	3/15/25	2,500	2,489
Weatherford International Ltd.	5.125%	9/15/20	3,775	3,866
Weatherford International Ltd.	4.500%	4/15/22	3,125	3,022
Western Gas Partners LP	5.375%	6/1/21	2,482	2,748
Western Gas Partners LP	4.000%	7/1/22	2,836	2,888
Williams Cos. Inc.	7.875%	9/1/21	1,063	1,298
Williams Cos. Inc.	3.700%	1/15/23	4,803	4,681
Williams Cos. Inc.	4.550%	6/24/24	5,750	5,860
Williams Partners LP	4.125%	11/15/20	2,907	3,067
Williams Partners LP	4.000%	11/15/21	2,236	2,306
Williams Partners LP	3.600%	3/15/22	5,600	5,561
Williams Partners LP	3.350%	8/15/22	4,125	4,029
Williams Partners LP	4.500%	11/15/23	2,200	2,289

Williams Partners LP	4.300%	3/4/24	4,300	4,384
Williams Partners LP	3.900%	1/15/25	4,565	4,478
Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	6,125	6,232
Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	4,610	4,668

Other Industrial (0.2%)
Cintas Corp. No 2	4.300%	6/1/21	700	759
Cintas Corp. No 2	3.250%	6/1/22	600	611
Fluor Corp.	3.375%	9/15/21	2,430	2,549
Fluor Corp.	3.500%	12/15/24	2,475	2,525
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	5,425	5,698

Technology (7.6%)
Adobe Systems Inc.	3.250%	2/1/25	7,445	7,456
Altera Corp.	4.100%	11/15/23	2,450	2,582
Amphenol Corp.	3.125%	9/15/21	1,400	1,423
Amphenol Corp.	4.000%	2/1/22	2,400	2,529
Analog Devices Inc.	2.875%	6/1/23	2,050	2,019
Apple Inc.	2.850%	5/6/21	12,925	13,277
Apple Inc.	2.150%	2/9/22	5,925	5,762
Apple Inc.	2.700%	5/13/22	5,600	5,628
Apple Inc.	2.400%	5/3/23	27,200	26,429
Apple Inc.	3.450%	5/6/24	12,100	12,541
Apple Inc.	2.500%	2/9/25	7,647	7,283
Apple Inc.	3.200%	5/13/25	8,700	8,765
Applied Materials Inc.	4.300%	6/15/21	2,650	2,890
Arrow Electronics Inc.	5.125%	3/1/21	300	329
Arrow Electronics Inc.	3.500%	4/1/22	1,600	1,593
Arrow Electronics Inc.	4.500%	3/1/23	1,566	1,625
Arrow Electronics Inc.	4.000%	4/1/25	2,400	2,384
Autodesk Inc.	3.600%	12/15/22	1,568	1,571
Avnet Inc.	5.875%	6/15/20	1,300	1,453
Avnet Inc.	4.875%	12/1/22	1,050	1,115
Baidu Inc.	3.500%	11/28/22	3,102	3,124
Broadcom Corp.	2.500%	8/15/22	2,650	2,578
Broadcom Corp.	3.500%	8/1/24	1,200	1,222
Broadridge Financial Solutions Inc.	3.950%	9/1/20	1,150	1,209
CA Inc.	4.500%	8/15/23	900	954
Cadence Design Systems Inc.	4.375%	10/15/24	1,575	1,609
Cisco Systems Inc.	2.900%	3/4/21	2,600	2,706
Cisco Systems Inc.	3.625%	3/4/24	3,758	3,931
Computer Sciences Corp.	4.450%	9/15/22	1,500	1,551
Corning Inc.	4.250%	8/15/20	1,175	1,288
Corning Inc.	2.900%	5/15/22	3,200	3,224
Corning Inc.	3.700%	11/15/23	1,300	1,360
Dun & Bradstreet Corp.	4.375%	12/1/22	1,650	1,721
EMC Corp.	2.650%	6/1/20	9,455	9,662
EMC Corp.	3.375%	6/1/23	3,187	3,226
Equifax Inc.	3.300%	12/15/22	1,750	1,773
Fidelity National Information Services Inc.	5.000%	3/15/22	4,069	4,288
Fidelity National Information Services Inc.	3.500%	4/15/23	6,175	6,103
Fidelity National Information Services Inc.	3.875%	6/5/24	2,833	2,870
Fiserv Inc.	4.625%	10/1/20	1,675	1,817
Fiserv Inc.	3.500%	10/1/22	5,092	5,184
Fiserv Inc.	3.850%	6/1/25	2,750	2,779
Google Inc.	3.625%	5/19/21	5,170	5,602
Google Inc.	3.375%	2/25/24	3,525	3,669

Harris Corp.	4.400%	12/15/20	2,275	2,462
Harris Corp.	3.832%	4/27/25	1,750	1,750
Hewlett-Packard Co.	3.750%	12/1/20	6,550	6,816
Hewlett-Packard Co.	4.300%	6/1/21	5,870	6,205
Hewlett-Packard Co.	4.375%	9/15/21	3,825	4,065
Hewlett-Packard Co.	4.650%	12/9/21	5,599	6,038
Hewlett-Packard Co.	4.050%	9/15/22	2,900	2,994
Ingram Micro Inc.	4.950%	12/15/24	3,608	3,732
Intel Corp.	3.300%	10/1/21	10,862	11,476
Intel Corp.	2.700%	12/15/22	5,175	5,147
International Business Machines Corp.	2.900%	11/1/21	2,850	2,940
International Business Machines Corp.	1.875%	8/1/22	3,450	3,259
International Business Machines Corp.	3.375%	8/1/23	6,925	7,086
International Business Machines Corp.	3.625%	2/12/24	8,600	8,887
Jabil Circuit Inc.	5.625%	12/15/20	1,775	1,939
Jabil Circuit Inc.	4.700%	9/15/22	1,125	1,164
Juniper Networks Inc.	3.300%	6/15/20	1,000	1,019
Juniper Networks Inc.	4.600%	3/15/21	1,690	1,797
Juniper Networks Inc.	4.500%	3/15/24	1,475	1,522
1 Keysight Technologies Inc.	4.550%	10/30/24	2,100	2,079
KLA-Tencor Corp.	4.650%	11/1/24	8,406	8,598
Lam Research Corp.	3.800%	3/15/25	2,250	2,226
Lender Processing Services Inc / Black Knight
Lending Solutions Inc	5.750%	4/15/23	1,540	1,632
Maxim Integrated Products Inc.	3.375%	3/15/23	1,950	1,944
Microsoft Corp.	3.000%	10/1/20	6,645	6,985
Microsoft Corp.	4.000%	2/8/21	4,775	5,252
Microsoft Corp.	2.375%	2/12/22	5,500	5,437
Microsoft Corp.	2.125%	11/15/22	2,375	2,324
Microsoft Corp.	2.375%	5/1/23	4,344	4,296
Microsoft Corp.	3.625%	12/15/23	6,675	7,079
Microsoft Corp.	2.700%	2/12/25	8,125	7,940
Motorola Solutions Inc.	3.750%	5/15/22	3,169	3,161
Motorola Solutions Inc.	3.500%	3/1/23	2,820	2,736
Motorola Solutions Inc.	4.000%	9/1/24	4,107	4,091
Motorola Solutions Inc.	7.500%	5/15/25	1,371	1,681
NetApp Inc.	3.375%	6/15/21	2,900	2,941
Oracle Corp.	3.875%	7/15/20	3,625	3,955
Oracle Corp.	2.800%	7/8/21	6,840	6,969
Oracle Corp.	2.500%	5/15/22	10,500	10,340
Oracle Corp.	2.500%	10/15/22	13,968	13,689
Oracle Corp.	3.625%	7/15/23	3,750	3,953
Oracle Corp.	3.400%	7/8/24	11,519	11,790
Oracle Corp.	2.950%	5/15/25	8,000	7,803
Pitney Bowes Inc.	4.625%	3/15/24	2,625	2,710
QUALCOMM Inc.	3.000%	5/20/22	7,000	7,017
QUALCOMM Inc.	3.450%	5/20/25	7,000	6,941
Seagate HDD Cayman	4.750%	6/1/23	3,900	4,066
1 Seagate HDD Cayman	4.750%	1/1/25	6,625	6,741
Symantec Corp.	4.200%	9/15/20	4,475	4,723
Symantec Corp.	3.950%	6/15/22	400	407
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	4,125	4,395
Texas Instruments Inc.	2.250%	5/1/23	2,685	2,560
Total System Services Inc.	3.750%	6/1/23	2,200	2,192
Trimble Navigation Ltd.	4.750%	12/1/24	1,925	1,983
Tyco Electronics Group SA	4.875%	1/15/21	1,500	1,671
Tyco Electronics Group SA	3.500%	2/3/22	3,361	3,447

Tyco Electronics Group SA	3.450%	8/1/24	1,200	1,224
Verisk Analytics Inc.	5.800%	5/1/21	3,075	3,518
Verisk Analytics Inc.	4.125%	9/12/22	2,200	2,269
Xerox Corp.	2.750%	9/1/20	2,900	2,895
Xerox Corp.	4.500%	5/15/21	3,100	3,344
Xerox Corp.	3.800%	5/15/24	2,150	2,105
Xilinx Inc.	3.000%	3/15/21	3,241	3,332

Transportation (2.2%)
2 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	7/31/22	1,193	1,290
2 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	6,136	6,581
2 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	2,600	2,577
Burlington Northern Santa Fe LLC	3.600%	9/1/20	1,050	1,111
Burlington Northern Santa Fe LLC	4.100%	6/1/21	590	640
Burlington Northern Santa Fe LLC	3.450%	9/15/21	2,775	2,915
Burlington Northern Santa Fe LLC	3.050%	3/15/22	2,525	2,565
Burlington Northern Santa Fe LLC	3.050%	9/1/22	3,550	3,603
Burlington Northern Santa Fe LLC	3.000%	3/15/23	2,683	2,692
Burlington Northern Santa Fe LLC	3.850%	9/1/23	3,575	3,795
Burlington Northern Santa Fe LLC	3.750%	4/1/24	2,375	2,489
Burlington Northern Santa Fe LLC	3.400%	9/1/24	3,325	3,383
Burlington Northern Santa Fe LLC	3.000%	4/1/25	2,325	2,280
Canadian National Railway Co.	2.850%	12/15/21	2,500	2,562
Canadian National Railway Co.	2.250%	11/15/22	800	783
Canadian National Railway Co.	2.950%	11/21/24	900	915
Canadian Pacific Railway Co.	4.450%	3/15/23	4,186	4,598
Canadian Pacific Railway Co.	2.900%	2/1/25	1,600	1,552
Canadian Pacific Railway Ltd.	4.500%	1/15/22	1,950	2,164
2 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	2,911	3,260
2 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	1,399	1,493
2 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	3,237	3,382
2 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	3,134	3,252
CSX Corp.	3.700%	10/30/20	1,199	1,279
CSX Corp.	4.250%	6/1/21	2,200	2,401
CSX Corp.	3.700%	11/1/23	2,775	2,916
CSX Corp.	3.400%	8/1/24	2,858	2,912
2 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	2,669	3,136
FedEx Corp.	2.625%	8/1/22	2,075	2,045
FedEx Corp.	2.700%	4/15/23	300	294
FedEx Corp.	4.000%	1/15/24	3,575	3,780
FedEx Corp.	3.200%	2/1/25	3,225	3,190
JB Hunt Transport Services Inc.	3.850%	3/15/24	1,150	1,202
Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	1,150	1,113
Norfolk Southern Corp.	3.250%	12/1/21	2,976	3,088
Norfolk Southern Corp.	3.000%	4/1/22	2,442	2,475
Norfolk Southern Corp.	2.903%	2/15/23	3,739	3,701
Norfolk Southern Corp.	3.850%	1/15/24	1,800	1,897
Norfolk Southern Corp.	5.590%	5/17/25	1,131	1,333
Norfolk Southern Railway Co.	9.750%	6/15/20	875	1,155

2 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	1,254	1,439
Trinity Industries Inc.	4.550%	10/1/24	1,900	1,859
Union Pacific Corp.	4.000%	2/1/21	2,325	2,537
Union Pacific Corp.	4.163%	7/15/22	3,377	3,715
Union Pacific Corp.	2.950%	1/15/23	1,100	1,117
Union Pacific Corp.	2.750%	4/15/23	2,150	2,154
Union Pacific Corp.	3.646%	2/15/24	2,250	2,374
Union Pacific Corp.	3.750%	3/15/24	500	534
Union Pacific Corp.	3.250%	1/15/25	3,200	3,279
United Parcel Service Inc.	3.125%	1/15/21	7,950	8,408
United Parcel Service Inc.	2.450%	10/1/22	5,245	5,227
2 US Airways 2012-1 Class A Pass Through
Trust	5.900%	4/1/26	302	341

				3,760,850
Utilities (5.3%)
Electric (5.0%)
Alabama Power Co.	3.550%	12/1/23	2,000	2,113
Alabama Power Co.	2.800%	4/1/25	2,000	1,964
Ameren Illinois Co.	2.700%	9/1/22	2,170	2,170
Ameren Illinois Co.	3.250%	3/1/25	1,500	1,525
American Electric Power Co. Inc.	2.950%	12/15/22	1,500	1,488
Appalachian Power Co.	4.600%	3/30/21	3,592	3,955
Arizona Public Service Co.	3.350%	6/15/24	900	928
Arizona Public Service Co.	3.150%	5/15/25	1,500	1,500
Baltimore Gas & Electric Co.	3.500%	11/15/21	3,922	4,144
Baltimore Gas & Electric Co.	3.350%	7/1/23	1,125	1,166
Berkshire Hathaway Energy Co.	3.750%	11/15/23	3,025	3,147
Berkshire Hathaway Energy Co.	3.500%	2/1/25	2,775	2,804
Black Hills Corp.	4.250%	11/30/23	1,000	1,067
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	825	802
Cleveland Electric Illuminating Co.	5.500%	8/15/24	500	591
CMS Energy Corp.	5.050%	3/15/22	2,350	2,622
Commonwealth Edison Co.	4.000%	8/1/20	2,625	2,842
Commonwealth Edison Co.	3.400%	9/1/21	1,600	1,681
Commonwealth Edison Co.	3.100%	11/1/24	1,450	1,463
Connecticut Light & Power Co.	2.500%	1/15/23	3,975	3,880
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	1,500	1,665
Consolidated Edison Co. of New York Inc.	3.300%	12/1/24	825	846
Constellation Energy Group Inc.	5.150%	12/1/20	4,550	5,066
Consumers Energy Co.	2.850%	5/15/22	1,684	1,701
Consumers Energy Co.	3.375%	8/15/23	1,650	1,720
Consumers Energy Co.	3.125%	8/31/24	1,000	1,016
Delmarva Power & Light Co.	3.500%	11/15/23	2,575	2,684
Dominion Resources Inc.	4.450%	3/15/21	4,458	4,887
Dominion Resources Inc.	3.625%	12/1/24	2,200	2,227
2 Dominion Resources Inc.	5.750%	10/1/54	2,625	2,776
DTE Electric Co.	3.450%	10/1/20	1,500	1,567
DTE Electric Co.	3.900%	6/1/21	2,275	2,455
DTE Electric Co.	2.650%	6/15/22	1,800	1,796
DTE Electric Co.	3.650%	3/15/24	2,000	2,120
DTE Electric Co.	3.375%	3/1/25	250	257
DTE Energy Co.	3.500%	6/1/24	2,700	2,741
Duke Energy Carolinas LLC	4.300%	6/15/20	1,575	1,743
Duke Energy Carolinas LLC	3.900%	6/15/21	2,975	3,217
Duke Energy Corp.	3.550%	9/15/21	2,550	2,681

Duke Energy Corp.	3.050%	8/15/22	2,325	2,349
Duke Energy Corp.	3.950%	10/15/23	3,700	3,949
Duke Energy Corp.	3.750%	4/15/24	2,150	2,244
Duke Energy Florida Inc.	3.100%	8/15/21	1,725	1,791
Duke Energy Indiana Inc.	3.750%	7/15/20	2,200	2,361
Duke Energy Ohio Inc.	3.800%	9/1/23	1,521	1,622
Duke Energy Progress Inc.	3.000%	9/15/21	2,336	2,425
Duke Energy Progress Inc.	2.800%	5/15/22	1,900	1,914
Empresa Nacional de Electricidad SA	4.250%	4/15/24	450	470
Entergy Arkansas Inc.	3.750%	2/15/21	2,055	2,187
Entergy Arkansas Inc.	3.050%	6/1/23	200	200
Entergy Corp.	5.125%	9/15/20	3,950	4,346
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	1,785	1,915
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	635	749
Entergy Louisiana LLC	4.050%	9/1/23	3,550	3,817
Entergy Louisiana LLC	5.400%	11/1/24	690	808
Entergy Mississippi Inc.	3.100%	7/1/23	1,425	1,435
Eversource Energy	2.800%	5/1/23	1,300	1,274
Eversource Energy	3.150%	1/15/25	2,000	1,985
Exelon Generation Co. LLC	4.000%	10/1/20	2,182	2,296
Exelon Generation Co. LLC	4.250%	6/15/22	1,511	1,551
FirstEnergy Solutions Corp.	6.050%	8/15/21	2,225	2,456
Florida Power & Light Co.	2.750%	6/1/23	1,575	1,574
Florida Power & Light Co.	3.250%	6/1/24	2,200	2,257
Georgia Power Co.	2.850%	5/15/22	1,900	1,895
Great Plains Energy Inc.	4.850%	6/1/21	3,350	3,702
Indiana Michigan Power Co.	3.200%	3/15/23	1,625	1,646
Interstate Power & Light Co.	3.250%	12/1/24	1,025	1,048
ITC Holdings Corp.	4.050%	7/1/23	1,425	1,501
ITC Holdings Corp.	3.650%	6/15/24	1,275	1,297
Kansas City Power & Light Co.	3.150%	3/15/23	1,775	1,760
Kentucky Utilities Co.	3.250%	11/1/20	1,625	1,709
LG&E & KU Energy LLC	3.750%	11/15/20	4,045	4,273
LG&E & KU Energy LLC	4.375%	10/1/21	1,375	1,503
MidAmerican Energy Co.	3.500%	10/15/24	2,498	2,607
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	1,935	1,958
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	2,998	3,071
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	875	909
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	1,500	1,476
2 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	1,850	1,873
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	2,575	2,801
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	925	951
Northern States Power Co.	2.150%	8/15/22	475	461
Northern States Power Co.	2.600%	5/15/23	2,385	2,364
NSTAR Electric Co.	2.375%	10/15/22	1,700	1,654
Ohio Power Co.	5.375%	10/1/21	1,425	1,659
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	1,750	1,883
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	4,094	5,146
1 Oncor Electric Delivery Co. LLC	2.950%	4/1/25	1,000	981
Pacific Gas & Electric Co.	3.500%	10/1/20	2,786	2,928
Pacific Gas & Electric Co.	4.250%	5/15/21	3,375	3,652
Pacific Gas & Electric Co.	3.250%	9/15/21	500	519

Pacific Gas & Electric Co.	2.450%	8/15/22	3,100	3,012
Pacific Gas & Electric Co.	3.250%	6/15/23	1,700	1,728
Pacific Gas & Electric Co.	3.850%	11/15/23	3,900	4,107
Pacific Gas & Electric Co.	3.750%	2/15/24	1,536	1,605
Pacific Gas & Electric Co.	3.400%	8/15/24	1,500	1,528
PacifiCorp	3.850%	6/15/21	4,400	4,753
PacifiCorp	2.950%	2/1/22	3,020	3,075
PacifiCorp	3.600%	4/1/24	1,650	1,746
Peco Energy Co.	2.375%	9/15/22	1,629	1,599
Potomac Electric Power Co.	3.600%	3/15/24	1,700	1,782
PPL Capital Funding Inc.	4.200%	6/15/22	1,750	1,865
PPL Capital Funding Inc.	3.500%	12/1/22	780	796
PPL Capital Funding Inc.	3.400%	6/1/23	3,019	3,067
PPL Capital Funding Inc.	3.950%	3/15/24	2,525	2,635
PPL Electric Utilities Corp.	3.000%	9/15/21	4,150	4,296
Progress Energy Inc.	4.400%	1/15/21	2,847	3,097
Progress Energy Inc.	3.150%	4/1/22	475	483
PSEG Power LLC	4.150%	9/15/21	1,011	1,074
PSEG Power LLC	4.300%	11/15/23	825	869
Public Service Co. of Colorado	3.200%	11/15/20	1,675	1,763
Public Service Co. of Colorado	2.250%	9/15/22	1,535	1,498
Public Service Co. of Colorado	2.500%	3/15/23	400	392
Public Service Co. of Colorado	2.900%	5/15/25	1,200	1,198
Public Service Co. of New Hampshire	3.500%	11/1/23	2,050	2,144
Public Service Co. of Oklahoma	4.400%	2/1/21	500	548
Public Service Electric & Gas Co.	3.500%	8/15/20	375	401
Public Service Electric & Gas Co.	2.375%	5/15/23	3,452	3,350
Public Service Electric & Gas Co.	3.150%	8/15/24	1,250	1,277
Public Service Electric & Gas Co.	3.050%	11/15/24	1,400	1,411
Public Service Electric & Gas Co.	3.000%	5/15/25	1,400	1,395
Puget Energy Inc.	6.500%	12/15/20	2,050	2,438
Puget Energy Inc.	6.000%	9/1/21	3,301	3,846
Puget Energy Inc.	5.625%	7/15/22	2,800	3,198
1 Puget Energy Inc.	3.650%	5/15/25	1,000	1,011
San Diego Gas & Electric Co.	3.000%	8/15/21	2,577	2,662
San Diego Gas & Electric Co.	3.600%	9/1/23	2,050	2,145
SCANA Corp.	4.750%	5/15/21	3,700	3,950
SCANA Corp.	4.125%	2/1/22	725	750
Scottish Power Ltd.	5.810%	3/15/25	1,760	2,017
Sierra Pacific Power Co.	3.375%	8/15/23	750	769
Southern California Edison Co.	3.875%	6/1/21	5,050	5,489
2 Southern California Edison Co.	1.845%	2/1/22	2,275	2,281
Southern California Edison Co.	2.400%	2/1/22	750	741
Southern California Edison Co.	3.500%	10/1/23	1,605	1,677
Southwestern Electric Power Co.	3.550%	2/15/22	1,075	1,118
Tampa Electric Co.	5.400%	5/15/21	1,000	1,157
Tampa Electric Co.	2.600%	9/15/22	475	468
TransAlta Corp.	4.500%	11/15/22	2,069	2,044
1 Tri-State Generation & Transmission
Association Inc.	3.700%	11/1/24	1,100	1,136
Tucson Electric Power Co.	5.150%	11/15/21	600	672
1 Tucson Electric Power Co.	3.050%	3/15/25	1,650	1,626
UIL Holdings Corp.	4.625%	10/1/20	1,750	1,876
Union Electric Co.	3.500%	4/15/24	1,200	1,254
Virginia Electric & Power Co.	2.950%	1/15/22	2,000	2,049
Virginia Electric & Power Co.	3.450%	9/1/22	1,715	1,789
Virginia Electric & Power Co.	2.750%	3/15/23	2,600	2,598

Virginia Electric & Power Co.	3.450%	2/15/24	765	798
Virginia Electric & Power Co.	3.100%	5/15/25	950	956
Wisconsin Electric Power Co.	2.950%	9/15/21	1,425	1,468
Wisconsin Power & Light Co.	2.250%	11/15/22	875	846
Xcel Energy Inc.	3.300%	6/1/25	1,000	999

Natural Gas (0.3%)
AGL Capital Corp.	3.500%	9/15/21	2,100	2,208
ONE Gas Inc.	3.610%	2/1/24	1,200	1,257
Sempra Energy	2.875%	10/1/22	5,000	4,959
Sempra Energy	4.050%	12/1/23	3,100	3,282
Sempra Energy	3.550%	6/15/24	2,219	2,257

Other Utility (0.0%)
American Water Capital Corp.	3.400%	3/1/25	1,000	1,022

				319,526
Total Corporate Bonds (Cost $5,923,021)				5,995,520
Taxable Municipal Bonds (0.0%)
Cornell University New York GO	5.450%	2/1/19	750	849
George Washington University District of
Columbia GO	3.485%	9/15/22	1,450	1,500
Total Taxable Municipal Bonds (Cost $2,340)				2,349
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
4 Vanguard Market Liquidity Fund (Cost
$36,568)	0.136%		36,568,167	36,568
Total Investments (99.6%) (Cost $5,961,929)				6,034,437
Other Assets and Liabilities-Net (0.4%)				24,647
Net Assets (100%)				6,059,084

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the aggregate value of these securities was $92,815,000, representing 1.5% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Securities with a value of $1,435,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's

Intermediate-Term Corporate Bond Index Fund

pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Corporate Bonds	—	5,995,520	—
Taxable Municipal Bonds	—	2,349	—
Temporary Cash Investments	36,568	—	—
Futures Contracts—Assets[1]	284	—	—
Futures Contracts—Liabilities[1]	(490)	—	—
Total	36,362	5,997,869	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Intermediate-Term Corporate Bond Index Fund

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2015	(515)	(65,759)	(239)
5-Year U.S. Treasury Note	September 2015	462	55,314	264
				25

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2015, the cost of investment securities for tax purposes was $5,962,996,000. Net unrealized appreciation of investment securities for tax purposes was $71,441,000, consisting of unrealized gains of $93,885,000 on securities that had risen in value since their purchase and $22,444,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Corporate Bond Index Fund

Schedule of Investments
As of May 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
United States Treasury Note/Bond	2.125%	5/15/25	2,030	2,031
United States Treasury Note/Bond	2.500%	2/15/45	90	83
Total U.S. Government and Agency Obligations (Cost $2,113)				2,114
Corporate Bonds (98.6%)
Finance (19.2%)
Banking (10.3%)
American Express Co.	4.050%	12/3/42	722	682
Bank of America Corp.	6.220%	9/15/26	400	459
Bank of America Corp.	4.250%	10/22/26	1,915	1,928
Bank of America Corp.	6.750%	6/1/28	390	468
Bank of America Corp.	6.110%	1/29/37	2,625	3,031
Bank of America Corp.	7.750%	5/14/38	2,103	2,852
Bank of America Corp.	5.875%	2/7/42	650	785
Bank of America Corp.	5.000%	1/21/44	2,425	2,620
Bank of America Corp.	4.875%	4/1/44	1,800	1,909
Bank of America Corp.	4.750%	4/21/45	600	574
Bank of America NA	6.000%	10/15/36	1,600	1,970
Bank of New York Mellon Corp.	3.950%	11/18/25	350	377
Bank One Capital III	8.750%	9/1/30	500	722
Bank One Corp.	7.625%	10/15/26	945	1,234
Bank One Corp.	8.000%	4/29/27	500	669
Branch Banking & Trust Co.	3.800%	10/30/26	950	978
Citigroup Inc.	5.500%	9/13/25	1,225	1,368
Citigroup Inc.	4.300%	11/20/26	1,225	1,238
Citigroup Inc.	6.625%	1/15/28	200	252
Citigroup Inc.	6.625%	6/15/32	20	24
Citigroup Inc.	5.875%	2/22/33	1,005	1,127
Citigroup Inc.	6.000%	10/31/33	1,195	1,377
Citigroup Inc.	5.850%	12/11/34	266	315
Citigroup Inc.	6.125%	8/25/36	2,110	2,474
Citigroup Inc.	6.875%	3/5/38	1,664	2,198
Citigroup Inc.	8.125%	7/15/39	2,925	4,390
Citigroup Inc.	5.875%	1/30/42	1,755	2,097
Citigroup Inc.	6.675%	9/13/43	1,400	1,766
Citigroup Inc.	4.950%	11/7/43	300	326
Citigroup Inc.	5.300%	5/6/44	1,200	1,292
Comerica Inc.	3.800%	7/22/26	250	251
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	1,985	2,286
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.750%	12/1/43	1,450	1,688
1 Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	3,125	3,163
Credit Suisse USA Inc.	7.125%	7/15/32	325	432
Discover Bank	4.250%	3/13/26	735	753
Fifth Third Bancorp	8.250%	3/1/38	782	1,139
FirstMerit Bank NA	4.270%	11/25/26	275	281
Goldman Sachs Capital I	6.345%	2/15/34	2,080	2,494
Goldman Sachs Group Inc.	5.950%	1/15/27	755	867

Goldman Sachs Group Inc.	6.125%	2/15/33	2,215	2,719
Goldman Sachs Group Inc.	6.450%	5/1/36	1,995	2,342
Goldman Sachs Group Inc.	6.750%	10/1/37	6,255	7,651
Goldman Sachs Group Inc.	6.250%	2/1/41	3,830	4,730
Goldman Sachs Group Inc.	4.800%	7/8/44	1,550	1,612
Goldman Sachs Group Inc.	5.150%	5/22/45	2,000	2,028
HSBC Bank USA NA	5.875%	11/1/34	1,475	1,779
HSBC Bank USA NA	5.625%	8/15/35	900	1,053
HSBC Bank USA NA	7.000%	1/15/39	925	1,246
HSBC Holdings plc	7.625%	5/17/32	595	768
HSBC Holdings plc	6.500%	5/2/36	2,475	3,072
HSBC Holdings plc	6.500%	9/15/37	3,560	4,428
HSBC Holdings plc	6.800%	6/1/38	1,155	1,488
HSBC Holdings plc	6.100%	1/14/42	960	1,227
HSBC Holdings plc	5.250%	3/14/44	1,250	1,371
JPMorgan Chase & Co.	4.125%	12/15/26	2,847	2,874
JPMorgan Chase & Co.	6.400%	5/15/38	3,295	4,180
JPMorgan Chase & Co.	5.500%	10/15/40	1,485	1,713
JPMorgan Chase & Co.	5.600%	7/15/41	1,115	1,306
JPMorgan Chase & Co.	5.400%	1/6/42	1,155	1,319
JPMorgan Chase & Co.	5.625%	8/16/43	1,400	1,575
JPMorgan Chase & Co.	4.850%	2/1/44	1,100	1,180
JPMorgan Chase & Co.	4.950%	6/1/45	2,000	2,010
KeyBank NA	3.300%	6/1/25	750	745
KeyBank NA	6.950%	2/1/28	375	491
Morgan Stanley	5.000%	11/24/25	2,911	3,137
Morgan Stanley	6.250%	8/9/26	550	671
Morgan Stanley	4.350%	9/8/26	2,090	2,118
Morgan Stanley	3.950%	4/23/27	2,450	2,382
Morgan Stanley	7.250%	4/1/32	730	981
Morgan Stanley	6.375%	7/24/42	2,311	2,922
Morgan Stanley	4.300%	1/27/45	3,100	2,990
Northern Trust Corp.	3.950%	10/30/25	200	210
PNC Bank NA	3.250%	6/1/25	500	499
PNC Bank NA	4.200%	11/1/25	600	640
Regions Bank	6.450%	6/26/37	900	1,091
Regions Financial Corp.	7.375%	12/10/37	250	319
UBS AG	7.750%	9/1/26	525	694
Wachovia Bank NA	5.850%	2/1/37	750	919
Wachovia Corp.	6.605%	10/1/25	565	695
Wachovia Corp.	7.574%	8/1/26	900	1,182
Wachovia Corp.	7.500%	4/15/35	345	465
Wachovia Corp.	5.500%	8/1/35	589	668
Wachovia Corp.	6.550%	10/15/35	25	31
Wells Fargo & Co.	4.100%	6/3/26	2,355	2,411
Wells Fargo & Co.	5.375%	2/7/35	360	417
Wells Fargo & Co.	5.375%	11/2/43	2,775	3,058
Wells Fargo & Co.	5.606%	1/15/44	2,440	2,774
Wells Fargo & Co.	4.650%	11/4/44	3,000	3,001
Wells Fargo & Co.	3.900%	5/1/45	2,500	2,333
Wells Fargo Bank NA	5.950%	8/26/36	725	896
Wells Fargo Bank NA	6.600%	1/15/38	1,775	2,359
2 Wells Fargo Capital X	5.950%	12/1/86	920	934

Brokerage (0.3%)
Affiliated Managers Group Inc.	3.500%	8/1/25	400	393
Brookfield Asset Management Inc.	7.375%	3/1/33	310	380
CME Group Inc.	5.300%	9/15/43	855	996

Invesco Finance plc	5.375%	11/30/43	465	533
Jefferies Group LLC	6.450%	6/8/27	400	432
Jefferies Group LLC	6.250%	1/15/36	385	383
Jefferies Group LLC	6.500%	1/20/43	425	415
Legg Mason Inc.	5.625%	1/15/44	630	699
Leucadia National Corp.	6.625%	10/23/43	285	272

Finance Companies (1.9%)
GATX Corp.	4.500%	3/30/45	75	72
General Electric Capital Corp.	5.550%	1/5/26	275	327
General Electric Capital Corp.	6.750%	3/15/32	5,459	7,346
General Electric Capital Corp.	7.500%	8/21/35	600	879
General Electric Capital Corp.	6.150%	8/7/37	2,210	2,878
General Electric Capital Corp.	5.875%	1/14/38	7,363	9,203
General Electric Capital Corp.	6.875%	1/10/39	5,056	7,070

Insurance (5.9%)
ACE Capital Trust II	9.700%	4/1/30	240	360
ACE INA Holdings Inc.	4.150%	3/13/43	1,097	1,115
Aetna Inc.	6.625%	6/15/36	580	740
Aetna Inc.	6.750%	12/15/37	665	880
Aetna Inc.	4.500%	5/15/42	705	744
Aetna Inc.	4.125%	11/15/42	300	294
Aetna Inc.	4.750%	3/15/44	875	928
Aflac Inc.	6.900%	12/17/39	495	646
Aflac Inc.	6.450%	8/15/40	450	570
Alleghany Corp.	4.900%	9/15/44	600	605
Allstate Corp.	5.350%	6/1/33	590	693
Allstate Corp.	5.550%	5/9/35	540	656
Allstate Corp.	5.950%	4/1/36	395	507
Allstate Corp.	4.500%	6/15/43	505	531
2 Allstate Corp.	6.500%	5/15/67	525	610
American International Group Inc.	3.875%	1/15/35	1,850	1,740
American International Group Inc.	6.250%	5/1/36	1,535	1,887
American International Group Inc.	4.500%	7/16/44	2,275	2,283
American International Group Inc.	4.375%	1/15/55	400	378
2 American International Group Inc.	8.175%	5/15/68	650	889
2 American International Group Inc.	6.250%	3/15/87	479	531
Anthem Inc.	5.950%	12/15/34	666	807
Anthem Inc.	5.850%	1/15/36	845	982
Anthem Inc.	6.375%	6/15/37	630	772
Anthem Inc.	4.625%	5/15/42	1,285	1,280
Anthem Inc.	4.650%	1/15/43	1,050	1,065
Anthem Inc.	4.650%	8/15/44	1,650	1,663
Anthem Inc.	4.850%	8/15/54	100	101
Aon Corp.	8.205%	1/1/27	300	395
Aon Corp.	6.250%	9/30/40	335	419
Aon plc	4.450%	5/24/43	625	597
Aon plc	4.600%	6/14/44	750	753
Arch Capital Group Ltd.	7.350%	5/1/34	250	330
Arch Capital Group US Inc.	5.144%	11/1/43	750	794
Assurant Inc.	6.750%	2/15/34	500	612
AXA SA	8.600%	12/15/30	1,410	1,956
AXIS Specialty Finance plc	5.150%	4/1/45	425	447
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,555	1,934
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	170	178
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	475	488
Berkshire Hathaway Inc.	4.500%	2/11/43	830	867

Chubb Corp.	6.000%	5/11/37	750	955
Chubb Corp.	6.500%	5/15/38	575	776
Cigna Corp.	7.875%	5/15/27	565	771
Cigna Corp.	5.875%	3/15/41	575	706
Cigna Corp.	5.375%	2/15/42	675	786
Cincinnati Financial Corp.	6.920%	5/15/28	300	382
Cincinnati Financial Corp.	6.125%	11/1/34	394	466
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	420	503
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	415	407
Hartford Financial Services Group Inc.	5.950%	10/15/36	788	950
Hartford Financial Services Group Inc.	6.625%	3/30/40	391	505
Hartford Financial Services Group Inc.	6.100%	10/1/41	480	583
Humana Inc.	8.150%	6/15/38	645	910
Humana Inc.	4.625%	12/1/42	130	129
Humana Inc.	4.950%	10/1/44	775	808
Lincoln National Corp.	6.150%	4/7/36	800	953
Lincoln National Corp.	7.000%	6/15/40	835	1,101
Loews Corp.	6.000%	2/1/35	490	587
Loews Corp.	4.125%	5/15/43	450	426
Markel Corp.	5.000%	3/30/43	325	333
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	315	375
MetLife Inc.	6.500%	12/15/32	650	830
MetLife Inc.	6.375%	6/15/34	940	1,215
MetLife Inc.	5.700%	6/15/35	1,045	1,275
MetLife Inc.	5.875%	2/6/41	970	1,198
MetLife Inc.	4.125%	8/13/42	615	598
MetLife Inc.	4.875%	11/13/43	800	868
MetLife Inc.	4.721%	12/15/44	850	892
MetLife Inc.	4.050%	3/1/45	1,200	1,146
2 MetLife Inc.	6.400%	12/15/66	1,720	1,965
2 MetLife Inc.	10.750%	8/1/69	460	762
Munich Re America Corp.	7.450%	12/15/26	350	458
2 Nationwide Financial Services Inc.	6.750%	5/15/87	365	382
Principal Financial Group Inc.	6.050%	10/15/36	740	883
Principal Financial Group Inc.	4.625%	9/15/42	75	76
Principal Financial Group Inc.	4.350%	5/15/43	420	415
Progressive Corp.	6.625%	3/1/29	538	700
Progressive Corp.	6.250%	12/1/32	305	387
Progressive Corp.	4.350%	4/25/44	1,100	1,147
Protective Life Corp.	8.450%	10/15/39	390	561
Prudential Financial Inc.	5.750%	7/15/33	500	578
Prudential Financial Inc.	5.400%	6/13/35	545	604
Prudential Financial Inc.	5.900%	3/17/36	245	282
Prudential Financial Inc.	5.700%	12/14/36	275	312
Prudential Financial Inc.	6.625%	12/1/37	960	1,215
Prudential Financial Inc.	6.625%	6/21/40	900	1,137
Prudential Financial Inc.	5.100%	8/15/43	875	930
Prudential Financial Inc.	4.600%	5/15/44	1,600	1,595
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	870	1,122
Transatlantic Holdings Inc.	8.000%	11/30/39	280	381
Travelers Cos. Inc.	6.750%	6/20/36	555	763
Travelers Cos. Inc.	6.250%	6/15/37	835	1,091
Travelers Cos. Inc.	5.350%	11/1/40	556	662
Travelers Cos. Inc.	4.600%	8/1/43	655	707
Travelers Property Casualty Corp.	6.375%	3/15/33	500	654
Trinity Acquisition plc	6.125%	8/15/43	475	518
UnitedHealth Group Inc.	5.800%	3/15/36	685	836
UnitedHealth Group Inc.	6.500%	6/15/37	515	678

UnitedHealth Group Inc.	6.625%	11/15/37	755	1,010
UnitedHealth Group Inc.	6.875%	2/15/38	1,435	1,960
UnitedHealth Group Inc.	5.700%	10/15/40	10	12
UnitedHealth Group Inc.	5.950%	2/15/41	585	740
UnitedHealth Group Inc.	4.625%	11/15/41	813	864
UnitedHealth Group Inc.	4.375%	3/15/42	405	413
UnitedHealth Group Inc.	3.950%	10/15/42	1,025	992
UnitedHealth Group Inc.	4.250%	3/15/43	650	659
Unum Group	5.750%	8/15/42	300	344
Validus Holdings Ltd.	8.875%	1/26/40	285	380
Voya Financial Inc.	5.700%	7/15/43	350	413
WR Berkley Corp.	4.750%	8/1/44	625	623
XLIT Ltd.	6.250%	5/15/27	205	243
XLIT Ltd.	5.250%	12/15/43	475	512
XLIT Ltd.	5.500%	3/31/45	500	490

Real Estate Investment Trusts (0.8%)
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	350	358
AvalonBay Communities Inc.	3.450%	6/1/25	375	379
Brandywine Operating Partnership LP	4.550%	10/1/29	300	305
ERP Operating LP	4.500%	7/1/44	775	794
ERP Operating LP	4.500%	6/1/45	425	436
Federal Realty Investment Trust	4.500%	12/1/44	525	533
HCP Inc.	4.000%	6/1/25	1,000	997
HCP Inc.	6.750%	2/1/41	440	558
Health Care REIT Inc.	4.000%	6/1/25	700	709
Health Care REIT Inc.	6.500%	3/15/41	450	563
Health Care REIT Inc.	5.125%	3/15/43	325	345
Kilroy Realty LP	4.250%	8/15/29	485	497
Kimco Realty Corp.	4.250%	4/1/45	450	414
1 Omega Healthcare Investors Inc.	4.500%	4/1/27	875	851
Realty Income Corp.	5.875%	3/15/35	385	440
Simon Property Group LP	6.750%	2/1/40	695	932
Simon Property Group LP	4.750%	3/15/42	465	497
Simon Property Group LP	4.250%	10/1/44	400	404
Ventas Realty LP	5.700%	9/30/43	250	285
Ventas Realty LP	4.375%	2/1/45	375	354
Weingarten Realty Investors	3.850%	6/1/25	300	301
				280,707
Industrial (66.8%)
Basic Industry (5.6%)
Agrium Inc.	4.125%	3/15/35	500	471
Agrium Inc.	7.125%	5/23/36	330	420
Agrium Inc.	6.125%	1/15/41	450	531
Agrium Inc.	4.900%	6/1/43	700	704
Agrium Inc.	5.250%	1/15/45	800	841
Albemarle Corp.	5.450%	12/1/44	525	538
Barrick Gold Corp.	5.250%	4/1/42	1,115	1,032
Barrick North America Finance LLC	7.500%	9/15/38	265	297
Barrick North America Finance LLC	5.700%	5/30/41	530	516
Barrick North America Finance LLC	5.750%	5/1/43	1,550	1,559
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	695	678
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	300	372
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,180	1,122
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,985	3,198
CF Industries Inc.	5.150%	3/15/34	850	889
CF Industries Inc.	4.950%	6/1/43	825	828

CF Industries Inc.	5.375%	3/15/44	825	852
Domtar Corp.	6.250%	9/1/42	425	440
Domtar Corp.	6.750%	2/15/44	175	192
Dow Chemical Co.	7.375%	11/1/29	1,385	1,844
Dow Chemical Co.	4.250%	10/1/34	75	73
Dow Chemical Co.	9.400%	5/15/39	770	1,204
Dow Chemical Co.	5.250%	11/15/41	755	789
Dow Chemical Co.	4.375%	11/15/42	1,150	1,076
Eastman Chemical Co.	4.800%	9/1/42	1,230	1,243
Eastman Chemical Co.	4.650%	10/15/44	600	590
Ecolab Inc.	5.500%	12/8/41	808	934
EI du Pont de Nemours & Co.	6.500%	1/15/28	450	568
EI du Pont de Nemours & Co.	4.900%	1/15/41	810	877
EI du Pont de Nemours & Co.	4.150%	2/15/43	725	719
Freeport-McMoRan Inc.	5.400%	11/14/34	1,175	1,058
Freeport-McMoRan Inc.	5.450%	3/15/43	1,885	1,643
Georgia-Pacific LLC	7.375%	12/1/25	402	526
Georgia-Pacific LLC	7.250%	6/1/28	305	398
Georgia-Pacific LLC	7.750%	11/15/29	640	885
Georgia-Pacific LLC	8.875%	5/15/31	365	539
Glencore Canada Corp.	6.200%	6/15/35	175	178
Goldcorp Inc.	5.450%	6/9/44	425	423
International Paper Co.	3.800%	1/15/26	500	502
International Paper Co.	5.000%	9/15/35	650	654
International Paper Co.	8.700%	6/15/38	25	35
International Paper Co.	7.300%	11/15/39	785	986
International Paper Co.	6.000%	11/15/41	675	755
International Paper Co.	4.800%	6/15/44	740	714
International Paper Co.	5.150%	5/15/46	500	506
Kinross Gold Corp.	6.875%	9/1/41	260	242
Lubrizol Corp.	6.500%	10/1/34	240	314
LYB International Finance BV	5.250%	7/15/43	875	924
LYB International Finance BV	4.875%	3/15/44	1,725	1,740
LyondellBasell Industries NV	4.625%	2/26/55	425	392
Methanex Corp.	5.650%	12/1/44	250	251
Monsanto Co.	4.200%	7/15/34	1,150	1,102
Monsanto Co.	5.875%	4/15/38	230	266
Monsanto Co.	3.600%	7/15/42	895	756
Monsanto Co.	4.400%	7/15/44	1,150	1,094
Monsanto Co.	3.950%	4/15/45	850	735
Monsanto Co.	4.700%	7/15/64	720	647
Mosaic Co.	5.450%	11/15/33	600	666
Mosaic Co.	4.875%	11/15/41	145	146
Mosaic Co.	5.625%	11/15/43	825	923
Newmont Mining Corp.	5.875%	4/1/35	405	405
Newmont Mining Corp.	6.250%	10/1/39	1,190	1,202
Newmont Mining Corp.	4.875%	3/15/42	1,307	1,147
Nucor Corp.	6.400%	12/1/37	480	587
Nucor Corp.	5.200%	8/1/43	1,025	1,098
Placer Dome Inc.	6.450%	10/15/35	50	51
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	560	675
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	635	762
PPG Industries Inc.	5.500%	11/15/40	285	337
Praxair Inc.	3.550%	11/7/42	1,100	993
Reliance Steel & Aluminum Co.	6.850%	11/15/36	35	39
Rio Tinto Alcan Inc.	7.250%	3/15/31	480	614
Rio Tinto Alcan Inc.	6.125%	12/15/33	1,169	1,371
Rio Tinto Alcan Inc.	5.750%	6/1/35	535	617

Rio Tinto Finance USA Ltd.	7.125%	7/15/28	665	863
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,095	1,178
Rio Tinto Finance USA plc	4.750%	3/22/42	600	611
Rio Tinto Finance USA plc	4.125%	8/21/42	475	445
Rohm & Haas Co.	7.850%	7/15/29	1,435	1,957
RPM International Inc.	5.250%	6/1/45	200	196
Sherwin-Williams Co.	4.000%	12/15/42	200	194
Southern Copper Corp.	7.500%	7/27/35	1,495	1,723
Southern Copper Corp.	6.750%	4/16/40	990	1,053
Southern Copper Corp.	5.250%	11/8/42	1,770	1,590
Southern Copper Corp.	5.875%	4/23/45	1,750	1,703
Syngenta Finance NV	4.375%	3/28/42	225	209
Teck Resources Ltd.	6.125%	10/1/35	1,030	950
Teck Resources Ltd.	6.000%	8/15/40	570	503
Teck Resources Ltd.	6.250%	7/15/41	1,135	1,005
Teck Resources Ltd.	5.200%	3/1/42	688	562
Teck Resources Ltd.	5.400%	2/1/43	300	251
The Dow Chemical Company	4.625%	10/1/44	425	408
Vale Canada Ltd.	7.200%	9/15/32	860	901
Vale Overseas Ltd.	8.250%	1/17/34	145	162
Vale Overseas Ltd.	6.875%	11/21/36	2,935	2,888
Vale Overseas Ltd.	6.875%	11/10/39	1,870	1,839
Vale SA	5.625%	9/11/42	1,960	1,704
Westvaco Corp.	8.200%	1/15/30	500	687
Westvaco Corp.	7.950%	2/15/31	500	650
Weyerhaeuser Co.	6.950%	10/1/27	316	383
Weyerhaeuser Co.	7.375%	3/15/32	1,455	1,858
Weyerhaeuser Co.	6.875%	12/15/33	375	468
Worthington Industries Inc.	4.550%	4/15/26	200	211

Capital Goods (4.3%)
3M Co.	6.375%	2/15/28	550	726
3M Co.	5.700%	3/15/37	155	194
ABB Finance USA Inc.	4.375%	5/8/42	550	583
Boeing Co.	6.125%	2/15/33	380	491
Boeing Co.	3.300%	3/1/35	250	238
Boeing Co.	6.875%	3/15/39	845	1,214
Boeing Co.	5.875%	2/15/40	1,100	1,408
Boeing Co.	3.500%	3/1/45	250	231
Caterpillar Inc.	5.300%	9/15/35	350	403
Caterpillar Inc.	6.050%	8/15/36	1,140	1,421
Caterpillar Inc.	3.803%	8/15/42	2,030	1,903
Caterpillar Inc.	4.300%	5/15/44	500	507
Caterpillar Inc.	4.750%	5/15/64	550	567
Deere & Co.	5.375%	10/16/29	695	836
Deere & Co.	8.100%	5/15/30	504	760
Deere & Co.	7.125%	3/3/31	300	408
Deere & Co.	3.900%	6/9/42	1,010	974
Dover Corp.	6.600%	3/15/38	500	663
Dover Corp.	5.375%	3/1/41	80	94
Eaton Corp.	4.000%	11/2/32	815	812
Eaton Corp.	4.150%	11/2/42	1,450	1,425
Emerson Electric Co.	3.150%	6/1/25	750	756
Emerson Electric Co.	6.000%	8/15/32	160	199
Emerson Electric Co.	6.125%	4/15/39	450	571
Emerson Electric Co.	5.250%	11/15/39	335	386
General Dynamics Corp.	3.600%	11/15/42	400	372
General Electric Co.	4.125%	10/9/42	2,675	2,665

General Electric Co.	4.500%	3/11/44	2,650	2,787
Harris Corp.	4.854%	4/27/35	400	395
Harris Corp.	6.150%	12/15/40	400	469
Harris Corp.	5.054%	4/27/45	625	618
Honeywell International Inc.	5.700%	3/15/36	700	858
Honeywell International Inc.	5.700%	3/15/37	840	1,034
Honeywell International Inc.	5.375%	3/1/41	740	897
Illinois Tool Works Inc.	4.875%	9/15/41	639	712
Illinois Tool Works Inc.	3.900%	9/1/42	1,156	1,113
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	425	489
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	550	547
Lockheed Martin Corp.	3.600%	3/1/35	1,300	1,233
Lockheed Martin Corp.	6.150%	9/1/36	715	909
Lockheed Martin Corp.	5.500%	11/15/39	1,375	1,633
Lockheed Martin Corp.	5.720%	6/1/40	779	966
Lockheed Martin Corp.	4.850%	9/15/41	805	872
Lockheed Martin Corp.	4.070%	12/15/42	290	283
Northrop Grumman Corp.	5.050%	11/15/40	790	870
Northrop Grumman Corp.	4.750%	6/1/43	1,025	1,072
Northrop Grumman Corp.	3.850%	4/15/45	600	546
Northrop Grumman Systems Corp.	7.750%	2/15/31	560	767
Owens Corning	7.000%	12/1/36	715	841
Parker Hannifin Corp.	6.250%	5/15/38	640	831
Parker-Hannifin Corp.	4.200%	11/21/34	800	827
Parker-Hannifin Corp.	4.450%	11/21/44	700	737
Precision Castparts Corp.	3.900%	1/15/43	175	169
Raytheon Co.	7.200%	8/15/27	455	612
Raytheon Co.	4.875%	10/15/40	775	856
Raytheon Co.	4.700%	12/15/41	710	765
Republic Services Inc.	6.200%	3/1/40	1,250	1,548
Republic Services Inc.	5.700%	5/15/41	730	866
Rockwell Automation Inc.	6.700%	1/15/28	285	375
Rockwell Automation Inc.	6.250%	12/1/37	330	428
Rockwell Collins Inc.	4.800%	12/15/43	350	382
Sonoco Products Co.	5.750%	11/1/40	595	678
Stanley Black & Decker Inc.	5.200%	9/1/40	315	356
United Technologies Corp.	6.700%	8/1/28	400	531
United Technologies Corp.	7.500%	9/15/29	680	973
United Technologies Corp.	5.400%	5/1/35	400	471
United Technologies Corp.	6.050%	6/1/36	400	510
United Technologies Corp.	6.125%	7/15/38	940	1,198
United Technologies Corp.	5.700%	4/15/40	1,705	2,065
United Technologies Corp.	4.500%	6/1/42	3,500	3,612
United Technologies Corp.	4.150%	5/15/45	1,000	978
Valmont Industries Inc.	5.000%	10/1/44	180	170
Valmont Industries Inc.	5.250%	10/1/54	350	323
Waste Management Inc.	3.900%	3/1/35	1,000	959
Waste Management Inc.	6.125%	11/30/39	500	651
Waste Management Inc.	4.100%	3/1/45	650	617

Communication (15.7%)
21st Century Fox America Inc.	6.550%	3/15/33	1,385	1,740
21st Century Fox America Inc.	6.200%	12/15/34	715	867
21st Century Fox America Inc.	6.400%	12/15/35	890	1,108
21st Century Fox America Inc.	8.150%	10/17/36	350	491
21st Century Fox America Inc.	6.150%	3/1/37	1,625	1,937
21st Century Fox America Inc.	6.650%	11/15/37	1,395	1,759
21st Century Fox America Inc.	7.850%	3/1/39	250	357

21st Century Fox America Inc.	6.900%	8/15/39	810	1,060
21st Century Fox America Inc.	6.150%	2/15/41	1,150	1,376
21st Century Fox America Inc.	5.400%	10/1/43	700	778
21st Century Fox America Inc.	4.750%	9/15/44	575	585
21st Century Fox America Inc.	7.750%	12/1/45	860	1,220
America Movil SAB de CV	6.375%	3/1/35	1,155	1,407
America Movil SAB de CV	6.125%	11/15/37	650	777
America Movil SAB de CV	6.125%	3/30/40	2,425	2,929
America Movil SAB de CV	4.375%	7/16/42	800	774
American Tower Corp.	4.000%	6/1/25	875	869
Ameritech Capital Funding Corp.	6.550%	1/15/28	385	459
AT&T Corp.	8.250%	11/15/31	880	1,254
AT&T Inc.	6.150%	9/15/34	1,067	1,201
AT&T Inc.	4.500%	5/15/35	2,250	2,123
AT&T Inc.	6.500%	9/1/37	1,287	1,502
AT&T Inc.	6.300%	1/15/38	1,585	1,799
AT&T Inc.	6.400%	5/15/38	660	753
AT&T Inc.	6.550%	2/15/39	1,605	1,879
AT&T Inc.	5.350%	9/1/40	3,955	4,005
AT&T Inc.	5.550%	8/15/41	2,206	2,316
AT&T Inc.	4.300%	12/15/42	2,363	2,111
AT&T Inc.	4.800%	6/15/44	2,715	2,573
AT&T Inc.	4.350%	6/15/45	3,689	3,287
AT&T Inc.	4.750%	5/15/46	3,500	3,316
AT&T Mobility LLC	7.125%	12/15/31	622	796
Bellsouth Capital Funding Corp.	7.875%	2/15/30	598	794
Bellsouth Capital Funding Corp.	7.120%	7/15/97	200	232
BellSouth Corp.	6.875%	10/15/31	498	577
BellSouth Corp.	6.550%	6/15/34	295	335
BellSouth Corp.	6.000%	11/15/34	600	650
BellSouth Telecommunications LLC	6.375%	6/1/28	372	426
British Telecommunications plc	9.625%	12/15/30	2,702	4,230
CBS Corp.	7.875%	7/30/30	736	985
CBS Corp.	5.500%	5/15/33	935	1,004
CBS Corp.	5.900%	10/15/40	800	886
CBS Corp.	4.850%	7/1/42	495	474
CBS Corp.	4.900%	8/15/44	500	483
Comcast Corp.	3.375%	8/15/25	1,125	1,137
Comcast Corp.	4.250%	1/15/33	2,130	2,149
Comcast Corp.	7.050%	3/15/33	985	1,290
Comcast Corp.	4.200%	8/15/34	950	953
Comcast Corp.	5.650%	6/15/35	1,085	1,281
Comcast Corp.	4.400%	8/15/35	700	720
Comcast Corp.	6.500%	11/15/35	1,410	1,802
Comcast Corp.	6.450%	3/15/37	2,185	2,766
Comcast Corp.	6.950%	8/15/37	2,050	2,719
Comcast Corp.	6.400%	5/15/38	955	1,215
Comcast Corp.	6.550%	7/1/39	1,086	1,398
Comcast Corp.	6.400%	3/1/40	950	1,223
Comcast Corp.	4.650%	7/15/42	2,475	2,585
Comcast Corp.	4.500%	1/15/43	600	610
Comcast Corp.	4.600%	8/15/45	1,700	1,751
Deutsche Telekom International Finance BV	8.750%	6/15/30	4,464	6,571
Deutsche Telekom International Finance BV	9.250%	6/1/32	412	640
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	650	738
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	1,250	1,344

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	1,325	1,498
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	1,285	1,251
Discovery Communications LLC	6.350%	6/1/40	610	698
Discovery Communications LLC	4.950%	5/15/42	750	723
Discovery Communications LLC	4.875%	4/1/43	925	881
Embarq Corp.	7.995%	6/1/36	1,605	1,818
Grupo Televisa SAB	8.500%	3/11/32	490	676
Grupo Televisa SAB	6.625%	1/15/40	750	895
Grupo Televisa SAB	5.000%	5/13/45	1,000	991
GTE Corp.	6.940%	4/15/28	360	452
Historic TW Inc.	6.625%	5/15/29	1,340	1,669
Koninklijke KPN NV	8.375%	10/1/30	1,075	1,519
1 McGraw Hill Financial Inc.	4.000%	6/15/25	625	631
McGraw Hill Financial Inc.	6.550%	11/15/37	700	813
Moody's Corp.	5.250%	7/15/44	450	488
NBCUniversal Media LLC	6.400%	4/30/40	990	1,279
NBCUniversal Media LLC	5.950%	4/1/41	1,195	1,440
NBCUniversal Media LLC	4.450%	1/15/43	1,400	1,398
New Cingular Wireless Services Inc.	8.750%	3/1/31	970	1,379
Orange SA	9.000%	3/1/31	3,250	4,793
Orange SA	5.375%	1/13/42	360	392
Orange SA	5.500%	2/6/44	1,010	1,118
Pacific Bell Telephone Co.	7.125%	3/15/26	980	1,222
Qwest Corp.	7.200%	11/10/26	30	30
Qwest Corp.	6.875%	9/15/33	1,145	1,156
Qwest Corp.	7.125%	11/15/43	1,185	1,207
Rogers Communications Inc.	7.500%	8/15/38	855	1,150
Rogers Communications Inc.	4.500%	3/15/43	675	662
Rogers Communications Inc.	5.450%	10/1/43	450	503
Rogers Communications Inc.	5.000%	3/15/44	375	391
TCI Communications Inc.	7.875%	2/15/26	427	591
TCI Communications Inc.	7.125%	2/15/28	570	766
Telefonica Emisiones SAU	7.045%	6/20/36	2,515	3,227
Telefonica Europe BV	8.250%	9/15/30	1,050	1,463
Thomson Reuters Corp.	5.500%	8/15/35	300	333
Thomson Reuters Corp.	5.850%	4/15/40	465	527
Thomson Reuters Corp.	4.500%	5/23/43	300	289
Thomson Reuters Corp.	5.650%	11/23/43	700	776
Time Warner Cable Inc.	6.550%	5/1/37	2,025	2,175
Time Warner Cable Inc.	7.300%	7/1/38	1,650	1,914
Time Warner Cable Inc.	6.750%	6/15/39	1,270	1,394
Time Warner Cable Inc.	5.875%	11/15/40	710	714
Time Warner Cable Inc.	5.500%	9/1/41	1,281	1,233
Time Warner Cable Inc.	4.500%	9/15/42	2,250	1,937
Time Warner Cos. Inc.	6.950%	1/15/28	838	1,060
Time Warner Entertainment Co. LP	8.375%	7/15/33	1,200	1,517
Time Warner Inc.	3.600%	7/15/25	1,225	1,219
Time Warner Inc.	7.625%	4/15/31	2,160	2,884
Time Warner Inc.	7.700%	5/1/32	1,905	2,589
Time Warner Inc.	6.500%	11/15/36	815	985
Time Warner Inc.	6.200%	3/15/40	475	562
Time Warner Inc.	6.100%	7/15/40	985	1,147
Time Warner Inc.	6.250%	3/29/41	1,160	1,341
Time Warner Inc.	5.375%	10/15/41	220	239
Time Warner Inc.	4.900%	6/15/42	755	778
Time Warner Inc.	5.350%	12/15/43	1,125	1,219

Time Warner Inc.	4.650%	6/1/44	785	767
Verizon Communications Inc.	7.750%	12/1/30	1,300	1,785
Verizon Communications Inc.	6.400%	9/15/33	2,447	2,868
Verizon Communications Inc.	5.050%	3/15/34	1,575	1,625
Verizon Communications Inc.	4.400%	11/1/34	2,595	2,513
Verizon Communications Inc.	5.850%	9/15/35	1,175	1,314
1 Verizon Communications Inc.	4.272%	1/15/36	3,700	3,419
Verizon Communications Inc.	6.250%	4/1/37	945	1,112
Verizon Communications Inc.	6.400%	2/15/38	1,350	1,605
Verizon Communications Inc.	6.900%	4/15/38	590	742
Verizon Communications Inc.	7.350%	4/1/39	600	783
Verizon Communications Inc.	6.000%	4/1/41	1,135	1,292
Verizon Communications Inc.	4.750%	11/1/41	805	784
Verizon Communications Inc.	3.850%	11/1/42	1,895	1,620
Verizon Communications Inc.	6.550%	9/15/43	7,590	9,178
Verizon Communications Inc.	4.862%	8/21/46	5,508	5,288
1 Verizon Communications Inc.	4.522%	9/15/48	4,853	4,392
Verizon Communications Inc.	5.012%	8/21/54	6,575	6,218
1 Verizon Communications Inc.	4.672%	3/15/55	6,600	5,916
Verizon Florida LLC	6.860%	2/1/28	275	297
Verizon Maryland LLC	5.125%	6/15/33	645	641
Verizon New England Inc.	7.875%	11/15/29	500	632
Verizon New York Inc.	7.375%	4/1/32	437	539
Viacom Inc.	4.850%	12/15/34	650	628
Viacom Inc.	6.875%	4/30/36	1,125	1,311
Viacom Inc.	4.375%	3/15/43	1,770	1,531
Viacom Inc.	4.875%	6/15/43	450	420
Viacom Inc.	5.850%	9/1/43	1,575	1,644
Viacom Inc.	5.250%	4/1/44	100	97
Vodafone Group plc	7.875%	2/15/30	935	1,193
Vodafone Group plc	6.250%	11/30/32	465	526
Vodafone Group plc	6.150%	2/27/37	2,035	2,297
Vodafone Group plc	4.375%	2/19/43	1,350	1,184
Walt Disney Co.	7.000%	3/1/32	745	1,053
Walt Disney Co.	4.375%	8/16/41	625	658
Walt Disney Co.	4.125%	12/1/41	685	699
Walt Disney Co.	3.700%	12/1/42	500	478
Walt Disney Co.	4.125%	6/1/44	125	126
WPP Finance 2010	5.125%	9/7/42	275	291
WPP Finance 2010	5.625%	11/15/43	650	725

Consumer Cyclical (6.0%)
1 Alibaba Group Holding Ltd.	4.500%	11/28/34	475	473
Amazon.com Inc.	4.800%	12/5/34	1,650	1,705
Amazon.com Inc.	4.950%	12/5/44	1,925	1,968
Bed Bath & Beyond Inc.	4.915%	8/1/34	400	408
Bed Bath & Beyond Inc.	5.165%	8/1/44	675	692
BorgWarner Inc.	4.375%	3/15/45	600	581
Cummins Inc.	7.125%	3/1/28	425	579
Cummins Inc.	4.875%	10/1/43	475	530
CVS Health Corp.	5.750%	5/15/41	1,014	1,207
CVS Health Corp.	5.300%	12/5/43	1,300	1,482
Daimler Finance North America LLC	8.500%	1/18/31	1,940	2,947
Darden Restaurants Inc.	7.050%	10/15/37	100	120
eBay Inc.	4.000%	7/15/42	800	680
Ford Motor Co.	6.625%	10/1/28	1,075	1,340
Ford Motor Co.	6.375%	2/1/29	325	396
Ford Motor Co.	7.450%	7/16/31	2,085	2,725

Ford Motor Co.	4.750%	1/15/43	2,325	2,336
Ford Motor Co.	7.400%	11/1/46	570	786
Home Depot Inc.	5.875%	12/16/36	2,235	2,759
Home Depot Inc.	5.400%	9/15/40	955	1,124
Home Depot Inc.	5.950%	4/1/41	1,215	1,535
Home Depot Inc.	4.200%	4/1/43	1,575	1,583
Home Depot Inc.	4.875%	2/15/44	2,000	2,168
Home Depot Inc.	4.400%	3/15/45	1,125	1,156
Home Depot Inc.	4.250%	4/1/46	410	409
Host Hotels & Resorts LP	4.000%	6/15/25	250	255
Johnson Controls Inc.	6.000%	1/15/36	640	760
Johnson Controls Inc.	5.700%	3/1/41	520	599
Johnson Controls Inc.	5.250%	12/1/41	80	87
Johnson Controls Inc.	4.625%	7/2/44	520	521
Johnson Controls Inc.	4.950%	7/2/64	300	299
Kohl's Corp.	6.000%	1/15/33	445	489
Kohl's Corp.	6.875%	12/15/37	375	466
Lowe's Cos. Inc.	6.875%	2/15/28	235	312
Lowe's Cos. Inc.	6.500%	3/15/29	40	51
Lowe's Cos. Inc.	5.500%	10/15/35	970	1,134
Lowe's Cos. Inc.	5.800%	10/15/36	450	545
Lowe's Cos. Inc.	6.650%	9/15/37	330	440
Lowe's Cos. Inc.	5.800%	4/15/40	905	1,102
Lowe's Cos. Inc.	5.125%	11/15/41	455	521
Lowe's Cos. Inc.	4.650%	4/15/42	760	821
Lowe's Cos. Inc.	5.000%	9/15/43	585	660
Lowe's Cos. Inc.	4.250%	9/15/44	400	407
Macy's Retail Holdings Inc.	6.900%	4/1/29	460	582
Macy's Retail Holdings Inc.	6.900%	1/15/32	225	285
Macy's Retail Holdings Inc.	6.700%	7/15/34	40	51
Macy's Retail Holdings Inc.	4.500%	12/15/34	1,450	1,462
Macy's Retail Holdings Inc.	6.375%	3/15/37	510	631
Macy's Retail Holdings Inc.	5.125%	1/15/42	440	474
Macy's Retail Holdings Inc.	4.300%	2/15/43	475	452
McDonald's Corp.	6.300%	10/15/37	1,010	1,236
McDonald's Corp.	6.300%	3/1/38	773	951
McDonald's Corp.	5.700%	2/1/39	700	819
McDonald's Corp.	3.700%	2/15/42	670	601
McDonald's Corp.	3.625%	5/1/43	400	352
Metropolitan Museum of Art	3.400%	7/1/45	300	273
NIKE Inc.	3.625%	5/1/43	425	401
Nordstrom Inc.	6.950%	3/15/28	405	527
Nordstrom Inc.	5.000%	1/15/44	629	702
QVC Inc.	5.450%	8/15/34	350	332
QVC Inc.	5.950%	3/15/43	350	340
Starwood Hotels & Resorts Worldwide Inc.	4.500%	10/1/34	350	334
Target Corp.	6.350%	11/1/32	885	1,144
Target Corp.	6.500%	10/15/37	887	1,189
Target Corp.	7.000%	1/15/38	855	1,192
Target Corp.	4.000%	7/1/42	2,177	2,114
Tiffany & Co.	4.900%	10/1/44	400	393
VF Corp.	6.450%	11/1/37	835	1,109
Wal-Mart Stores Inc.	5.875%	4/5/27	1,355	1,744
Wal-Mart Stores Inc.	7.550%	2/15/30	695	1,019
Wal-Mart Stores Inc.	5.250%	9/1/35	2,990	3,515
Wal-Mart Stores Inc.	6.500%	8/15/37	3,125	4,135
Wal-Mart Stores Inc.	6.200%	4/15/38	2,235	2,892
Wal-Mart Stores Inc.	5.625%	4/1/40	1,772	2,147

Wal-Mart Stores Inc.	4.875%	7/8/40	1,000	1,109
Wal-Mart Stores Inc.	5.000%	10/25/40	800	912
Wal-Mart Stores Inc.	5.625%	4/15/41	2,865	3,452
Wal-Mart Stores Inc.	4.000%	4/11/43	1,125	1,116
Wal-Mart Stores Inc.	4.750%	10/2/43	900	974
Wal-Mart Stores Inc.	4.300%	4/22/44	950	972
Walgreen Co.	4.400%	9/15/42	750	705
Walgreens Boots Alliance Inc.	4.500%	11/18/34	750	743
Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,125	1,110
Western Union Co.	6.200%	11/17/36	500	513
Western Union Co.	6.200%	6/21/40	270	276
Yum! Brands Inc.	6.875%	11/15/37	410	489
Yum! Brands Inc.	5.350%	11/1/43	500	502

Consumer Noncyclical (14.1%)
Abbott Laboratories	6.150%	11/30/37	600	765
Abbott Laboratories	6.000%	4/1/39	445	571
Abbott Laboratories	5.300%	5/27/40	805	951
AbbVie Inc.	4.500%	5/14/35	1,500	1,500
AbbVie Inc.	4.400%	11/6/42	2,140	2,068
AbbVie Inc.	4.700%	5/14/45	3,400	3,450
Actavis Funding SCS	4.550%	3/15/35	3,787	3,730
Actavis Funding SCS	4.850%	6/15/44	3,325	3,326
Actavis Funding SCS	4.750%	3/15/45	1,550	1,533
Actavis Inc.	4.625%	10/1/42	840	817
Ahold Finance USA LLC	6.875%	5/1/29	615	776
Altria Group Inc.	9.950%	11/10/38	1,018	1,701
Altria Group Inc.	10.200%	2/6/39	816	1,381
Altria Group Inc.	4.250%	8/9/42	1,225	1,125
Altria Group Inc.	4.500%	5/2/43	725	706
Altria Group Inc.	5.375%	1/31/44	1,925	2,047
AmerisourceBergen Corp.	4.250%	3/1/45	750	728
Amgen Inc.	6.375%	6/1/37	495	604
Amgen Inc.	6.900%	6/1/38	935	1,201
Amgen Inc.	6.400%	2/1/39	1,585	1,926
Amgen Inc.	5.750%	3/15/40	839	965
Amgen Inc.	4.950%	10/1/41	835	864
Amgen Inc.	5.150%	11/15/41	2,942	3,137
Amgen Inc.	5.650%	6/15/42	1,388	1,575
Amgen Inc.	5.375%	5/15/43	875	962
Amgen Inc.	4.400%	5/1/45	590	564
Anheuser-Busch Cos. LLC	6.800%	8/20/32	265	347
Anheuser-Busch Cos. LLC	5.950%	1/15/33	20	24
Anheuser-Busch Cos. LLC	5.750%	4/1/36	225	266
Anheuser-Busch Cos. LLC	6.450%	9/1/37	830	1,081
Anheuser-Busch Cos. LLC	6.500%	5/1/42	175	228
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	410	390
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	775	809
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	2,040	3,107
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	705	1,063
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	860	1,111
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,260	1,161
Archer-Daniels-Midland Co.	5.935%	10/1/32	495	615
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,110	1,304
Archer-Daniels-Midland Co.	5.765%	3/1/41	510	637
Archer-Daniels-Midland Co.	4.535%	3/26/42	940	1,000
Archer-Daniels-Midland Co.	4.016%	4/16/43	125	121
2 Ascension Health	4.847%	11/15/53	475	513

AstraZeneca plc	6.450%	9/15/37	3,026	3,963
AstraZeneca plc	4.000%	9/18/42	1,025	990
Baxter International Inc.	6.250%	12/1/37	380	474
Baxter International Inc.	3.650%	8/15/42	1,150	1,029
Becton Dickinson & Co.	6.000%	5/15/39	430	515
Becton Dickinson & Co.	5.000%	11/12/40	490	527
Becton Dickinson & Co.	4.875%	5/15/44	350	368
Becton Dickinson & Co.	4.685%	12/15/44	1,075	1,090
Boston Scientific Corp.	7.000%	11/15/35	700	856
Boston Scientific Corp.	7.375%	1/15/40	130	166
Bristol-Myers Squibb Co.	5.875%	11/15/36	825	1,025
Bristol-Myers Squibb Co.	6.125%	5/1/38	270	347
Bristol-Myers Squibb Co.	3.250%	8/1/42	975	849
Bristol-Myers Squibb Co.	4.500%	3/1/44	560	595
Brown-Forman Corp.	3.750%	1/15/43	375	355
Campbell Soup Co.	3.800%	8/2/42	500	443
Cardinal Health Inc.	4.600%	3/15/43	825	837
2 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	775	727
Celgene Corp.	5.700%	10/15/40	610	712
Celgene Corp.	5.250%	8/15/43	400	446
Celgene Corp.	4.625%	5/15/44	825	827
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	250	253
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	400	387
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	800	890
ConAgra Foods Inc.	7.125%	10/1/26	310	382
ConAgra Foods Inc.	7.000%	10/1/28	375	466
ConAgra Foods Inc.	8.250%	9/15/30	545	742
ConAgra Foods Inc.	6.625%	8/15/39	685	768
ConAgra Foods Inc.	4.650%	1/25/43	548	509
Covidien International Finance SA	6.550%	10/15/37	760	1,004
Delhaize America LLC	9.000%	4/15/31	220	291
Delhaize Group SA	5.700%	10/1/40	922	967
Diageo Capital plc	5.875%	9/30/36	845	1,028
Diageo Capital plc	3.875%	4/29/43	775	738
Diageo Investment Corp.	7.450%	4/15/35	235	327
Diageo Investment Corp.	4.250%	5/11/42	384	385
Dignity Health	5.267%	11/1/64	500	528
Dignity Health California GO	4.500%	11/1/42	375	360
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	380	542
Eli Lilly & Co.	2.750%	6/1/25	250	246
Eli Lilly & Co.	7.125%	6/1/25	360	480
Eli Lilly & Co.	5.500%	3/15/27	1,150	1,427
Eli Lilly & Co.	5.550%	3/15/37	355	438
Eli Lilly & Co.	5.950%	11/15/37	315	403
Eli Lilly & Co.	4.650%	6/15/44	1,100	1,229
Eli Lilly & Co.	3.700%	3/1/45	1,250	1,155
Estee Lauder Cos. Inc.	6.000%	5/15/37	515	644
Estee Lauder Cos. Inc.	3.700%	8/15/42	450	416
Express Scripts Holding Co.	6.125%	11/15/41	770	929
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	835	798
General Mills Inc.	5.400%	6/15/40	638	727
General Mills Inc.	4.150%	2/15/43	525	510
Gilead Sciences Inc.	5.650%	12/1/41	725	860
Gilead Sciences Inc.	4.800%	4/1/44	2,075	2,210
Gilead Sciences Inc.	4.500%	2/1/45	2,675	2,715
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	805	944
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	3,070	3,967
Hasbro Inc.	6.350%	3/15/40	535	619

Hasbro Inc.	5.100%	5/15/44	125	127
Hershey Co.	7.200%	8/15/27	300	415
Ingredion Inc.	6.625%	4/15/37	275	338
1 JM Smucker Co.	4.250%	3/15/35	600	581
1 JM Smucker Co.	4.375%	3/15/45	950	922
Johnson & Johnson	6.950%	9/1/29	490	703
Johnson & Johnson	4.950%	5/15/33	800	947
Johnson & Johnson	4.375%	12/5/33	700	777
Johnson & Johnson	5.950%	8/15/37	955	1,258
Johnson & Johnson	5.850%	7/15/38	1,000	1,314
Johnson & Johnson	4.500%	9/1/40	1,284	1,420
Johnson & Johnson	4.850%	5/15/41	95	112
Kaiser Foundation Hospitals	4.875%	4/1/42	1,020	1,104
Kellogg Co.	7.450%	4/1/31	1,390	1,804
Kimberly-Clark Corp.	6.625%	8/1/37	801	1,087
Kimberly-Clark Corp.	5.300%	3/1/41	435	511
Kimberly-Clark Corp.	3.700%	6/1/43	425	404
Koninklijke Philips NV	6.875%	3/11/38	870	1,117
Koninklijke Philips NV	5.000%	3/15/42	509	529
Kraft Foods Group Inc.	6.875%	1/26/39	1,225	1,512
Kraft Foods Group Inc.	6.500%	2/9/40	925	1,145
Kraft Foods Group Inc.	5.000%	6/4/42	2,225	2,303
Kroger Co.	7.700%	6/1/29	580	793
Kroger Co.	7.500%	4/1/31	380	503
Kroger Co.	6.900%	4/15/38	605	789
Kroger Co.	5.400%	7/15/40	200	228
Kroger Co.	5.000%	4/15/42	400	434
Kroger Co.	5.150%	8/1/43	850	935
Laboratory Corp. of America Holdings	4.700%	2/1/45	1,200	1,154
Lorillard Tobacco Co.	8.125%	5/1/40	340	457
Mattel Inc.	5.450%	11/1/41	720	746
2 Mayo Clinic	3.774%	11/15/43	600	577
2 Mayo Clinic	4.000%	11/15/47	225	224
McKesson Corp.	6.000%	3/1/41	555	677
McKesson Corp.	4.883%	3/15/44	850	894
Mead Johnson Nutrition Co.	5.900%	11/1/39	300	350
Mead Johnson Nutrition Co.	4.600%	6/1/44	800	810
1 Medtronic Inc.	4.375%	3/15/35	3,650	3,726
Medtronic Inc.	6.500%	3/15/39	155	203
Medtronic Inc.	5.550%	3/15/40	480	569
Medtronic Inc.	4.500%	3/15/42	685	700
Medtronic Inc.	4.000%	4/1/43	800	769
Medtronic Inc.	4.625%	3/15/44	1,151	1,201
1 Medtronic Inc.	4.625%	3/15/45	4,600	4,772
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	325	306
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	400	440
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	600	553
Merck & Co. Inc.	6.500%	12/1/33	1,415	1,881
Merck & Co. Inc.	6.550%	9/15/37	725	980
Merck & Co. Inc.	3.600%	9/15/42	1,535	1,451
Merck & Co. Inc.	4.150%	5/18/43	1,925	1,932
Merck & Co. Inc.	3.700%	2/10/45	1,350	1,243
Merck Sharp & Dohme Corp.	5.950%	12/1/28	560	720
Molson Coors Brewing Co.	5.000%	5/1/42	775	767
Mondelez International Inc.	6.500%	11/1/31	580	741
Mondelez International Inc.	6.500%	2/9/40	579	751

Mylan Inc.	5.400%	11/29/43	1,175	1,257
New York & Presbyterian Hospital	4.024%	8/1/45	600	565
Novant Health Inc.	4.371%	11/1/43	300	293
Novartis Capital Corp.	3.700%	9/21/42	300	290
Novartis Capital Corp.	4.400%	5/6/44	2,675	2,848
NYU Hospitals Center	4.784%	7/1/44	250	255
Partners Healthcare System Inc.	4.117%	7/1/55	275	255
Pepsi Bottling Group Inc.	7.000%	3/1/29	1,360	1,877
PepsiCo Inc.	5.500%	1/15/40	1,000	1,197
PepsiCo Inc.	4.875%	11/1/40	1,070	1,177
PepsiCo Inc.	4.000%	3/5/42	750	732
PepsiCo Inc.	4.250%	10/22/44	575	577
Perrigo Co. plc	5.300%	11/15/43	575	607
Perrigo Finance plc	4.900%	12/15/44	450	451
Pfizer Inc.	7.200%	3/15/39	2,480	3,489
Pfizer Inc.	4.300%	6/15/43	750	750
Pfizer Inc.	4.400%	5/15/44	620	628
Pharmacia Corp.	6.600%	12/1/28	1,255	1,678
Philip Morris International Inc.	6.375%	5/16/38	1,490	1,900
Philip Morris International Inc.	4.375%	11/15/41	845	834
Philip Morris International Inc.	4.500%	3/20/42	930	932
Philip Morris International Inc.	3.875%	8/21/42	975	893
Philip Morris International Inc.	4.125%	3/4/43	875	830
Philip Morris International Inc.	4.875%	11/15/43	1,600	1,707
Procter & Gamble Co.	6.450%	1/15/26	350	456
Procter & Gamble Co.	5.800%	8/15/34	850	1,105
3 Procter & Gamble Co.	5.550%	3/5/37	1,565	1,960
Quest Diagnostics Inc.	5.750%	1/30/40	860	950
Quest Diagnostics Inc.	4.700%	3/30/45	225	217
Reynolds American Inc.	7.250%	6/15/37	375	469
Reynolds American Inc.	4.750%	11/1/42	700	659
Reynolds American Inc.	6.150%	9/15/43	750	847
Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	175	179
St. Jude Medical Inc.	4.750%	4/15/43	375	390
Stryker Corp.	4.100%	4/1/43	360	345
Stryker Corp.	4.375%	5/15/44	400	398
Sysco Corp.	4.350%	10/2/34	900	919
Sysco Corp.	5.375%	9/21/35	1,330	1,536
Sysco Corp.	4.500%	10/2/44	1,210	1,216
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	914	1,095
2 Texas Health Resources	4.330%	11/15/55	300	293
Thermo Fisher Scientific Inc.	5.300%	2/1/44	425	476
Trinity Health Corp.	4.125%	12/1/45	400	383
Tyson Foods Inc.	4.875%	8/15/34	400	421
Tyson Foods Inc.	5.150%	8/15/44	775	839
Unilever Capital Corp.	5.900%	11/15/32	1,495	1,984
Whirlpool Corp.	5.150%	3/1/43	675	720
Wyeth LLC	6.500%	2/1/34	930	1,214
Wyeth LLC	6.000%	2/15/36	900	1,118
Wyeth LLC	5.950%	4/1/37	1,520	1,849
Zimmer Holdings Inc.	4.250%	8/15/35	500	484
Zimmer Holdings Inc.	5.750%	11/30/39	575	658
Zimmer Holdings Inc.	4.450%	8/15/45	2,200	2,109
Zoetis Inc.	4.700%	2/1/43	175	171

Energy (12.9%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	880	1,055
Anadarko Finance Co.	7.500%	5/1/31	892	1,165

Anadarko Petroleum Corp.	6.450%	9/15/36	1,510	1,804
Anadarko Petroleum Corp.	7.950%	6/15/39	155	209
Anadarko Petroleum Corp.	6.200%	3/15/40	1,615	1,894
Anadarko Petroleum Corp.	4.500%	7/15/44	975	935
Apache Corp.	6.000%	1/15/37	1,386	1,576
Apache Corp.	5.100%	9/1/40	1,285	1,296
Apache Corp.	5.250%	2/1/42	605	631
Apache Corp.	4.750%	4/15/43	1,795	1,728
Apache Corp.	4.250%	1/15/44	875	794
Apache Finance Canada Corp.	7.750%	12/15/29	375	528
Baker Hughes Inc.	6.875%	1/15/29	350	446
Baker Hughes Inc.	5.125%	9/15/40	1,730	1,893
Buckeye Partners LP	5.850%	11/15/43	475	473
Buckeye Partners LP	5.600%	10/15/44	400	388
Burlington Resources Finance Co.	7.200%	8/15/31	644	858
Burlington Resources Finance Co.	7.400%	12/1/31	632	865
Cameron International Corp.	7.000%	7/15/38	450	532
Cameron International Corp.	5.950%	6/1/41	380	410
Cameron International Corp.	5.125%	12/15/43	175	172
Canadian Natural Resources Ltd.	7.200%	1/15/32	728	902
Canadian Natural Resources Ltd.	6.450%	6/30/33	350	418
Canadian Natural Resources Ltd.	5.850%	2/1/35	600	681
Canadian Natural Resources Ltd.	6.500%	2/15/37	630	763
Canadian Natural Resources Ltd.	6.250%	3/15/38	855	1,006
Canadian Natural Resources Ltd.	6.750%	2/1/39	225	280
Cenovus Energy Inc.	6.750%	11/15/39	1,722	2,046
Cenovus Energy Inc.	4.450%	9/15/42	950	862
Cenovus Energy Inc.	5.200%	9/15/43	387	387
CenterPoint Energy Resources Corp.	6.625%	11/1/37	430	552
CenterPoint Energy Resources Corp.	5.850%	1/15/41	254	298
1 Columbia Pipeline Group Inc.	4.500%	6/1/25	500	506
1 Columbia Pipeline Group Inc.	5.800%	6/1/45	550	567
Conoco Funding Co.	7.250%	10/15/31	515	689
ConocoPhillips	5.900%	10/15/32	665	794
ConocoPhillips	5.900%	5/15/38	535	642
ConocoPhillips	6.500%	2/1/39	2,655	3,415
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	575	694
ConocoPhillips Co.	4.150%	11/15/34	775	778
ConocoPhillips Co.	4.300%	11/15/44	650	642
ConocoPhillips Holding Co.	6.950%	4/15/29	1,460	1,922
Continental Resources Inc.	4.900%	6/1/44	1,000	870
Devon Energy Corp.	7.950%	4/15/32	945	1,264
Devon Energy Corp.	5.600%	7/15/41	1,690	1,845
Devon Energy Corp.	4.750%	5/15/42	465	462
Devon Financing Corp. LLC	7.875%	9/30/31	1,695	2,257
Diamond Offshore Drilling Inc.	5.700%	10/15/39	575	538
Diamond Offshore Drilling Inc.	4.875%	11/1/43	775	647
Dominion Gas Holdings LLC	4.800%	11/1/43	500	532
Dominion Gas Holdings LLC	4.600%	12/15/44	600	598
El Paso Natural Gas Co. LLC	8.375%	6/15/32	372	458
1 Enable Midstream Partners LP	5.000%	5/15/44	525	467
Enbridge Energy Partners LP	7.500%	4/15/38	500	608
Enbridge Energy Partners LP	5.500%	9/15/40	650	663
Enbridge Inc.	4.500%	6/10/44	625	560
Encana Corp.	7.200%	11/1/31	550	640
Encana Corp.	6.500%	8/15/34	781	888
Encana Corp.	6.625%	8/15/37	293	336
Encana Corp.	6.500%	2/1/38	1,040	1,177

Encana Corp.	5.150%	11/15/41	490	484
Energy Transfer Partners LP	8.250%	11/15/29	214	283
Energy Transfer Partners LP	4.900%	3/15/35	500	473
Energy Transfer Partners LP	6.625%	10/15/36	635	699
Energy Transfer Partners LP	7.500%	7/1/38	712	860
Energy Transfer Partners LP	6.050%	6/1/41	681	713
Energy Transfer Partners LP	6.500%	2/1/42	1,205	1,328
Energy Transfer Partners LP	5.150%	2/1/43	625	582
Energy Transfer Partners LP	5.950%	10/1/43	650	677
Energy Transfer Partners LP	5.150%	3/15/45	1,200	1,111
Eni USA Inc.	7.300%	11/15/27	395	514
EnLink Midstream Partners LP	5.600%	4/1/44	400	415
Enlink Midstream Partners LP	5.050%	4/1/45	600	572
Ensco plc	5.750%	10/1/44	1,075	1,035
Enterprise Products Operating LLC	3.700%	2/15/26	425	426
Enterprise Products Operating LLC	6.875%	3/1/33	290	361
Enterprise Products Operating LLC	6.650%	10/15/34	360	452
Enterprise Products Operating LLC	5.750%	3/1/35	300	332
Enterprise Products Operating LLC	7.550%	4/15/38	390	518
Enterprise Products Operating LLC	6.125%	10/15/39	560	648
Enterprise Products Operating LLC	6.450%	9/1/40	510	614
Enterprise Products Operating LLC	5.950%	2/1/41	875	996
Enterprise Products Operating LLC	5.700%	2/15/42	670	754
Enterprise Products Operating LLC	4.850%	8/15/42	590	590
Enterprise Products Operating LLC	4.450%	2/15/43	1,500	1,422
Enterprise Products Operating LLC	4.850%	3/15/44	1,225	1,229
Enterprise Products Operating LLC	5.100%	2/15/45	1,525	1,568
Enterprise Products Operating LLC	4.900%	5/15/46	500	500
Enterprise Products Operating LLC	4.950%	10/15/54	1,250	1,227
EOG Resources Inc.	3.900%	4/1/35	600	586
Exxon Mobil Corp.	3.567%	3/6/45	1,000	952
Halliburton Co.	6.700%	9/15/38	1,316	1,700
Halliburton Co.	7.450%	9/15/39	770	1,064
Halliburton Co.	4.500%	11/15/41	650	660
Halliburton Co.	4.750%	8/1/43	990	1,041
Hess Corp.	7.875%	10/1/29	1,065	1,375
Hess Corp.	7.300%	8/15/31	410	496
Hess Corp.	7.125%	3/15/33	650	784
Hess Corp.	6.000%	1/15/40	1,075	1,181
Hess Corp.	5.600%	2/15/41	1,350	1,434
Husky Energy Inc.	6.800%	9/15/37	500	592
Kerr-McGee Corp.	7.875%	9/15/31	390	526
Kinder Morgan Energy Partners LP	7.400%	3/15/31	238	273
Kinder Morgan Energy Partners LP	7.750%	3/15/32	442	524
Kinder Morgan Energy Partners LP	7.300%	8/15/33	575	659
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,075	1,095
Kinder Morgan Energy Partners LP	6.500%	2/1/37	585	616
Kinder Morgan Energy Partners LP	6.950%	1/15/38	445	496
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,205	1,275
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,325	1,405
Kinder Morgan Energy Partners LP	7.500%	11/15/40	400	476
Kinder Morgan Energy Partners LP	6.375%	3/1/41	525	554
Kinder Morgan Energy Partners LP	5.625%	9/1/41	540	520
Kinder Morgan Energy Partners LP	5.000%	8/15/42	862	788
Kinder Morgan Energy Partners LP	4.700%	11/1/42	510	446
Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,000	924
Kinder Morgan Energy Partners LP	5.500%	3/1/44	375	363
Kinder Morgan Energy Partners LP	5.400%	9/1/44	400	382

Kinder Morgan Inc.	4.300%	6/1/25	1,800	1,795
Kinder Morgan Inc.	7.750%	1/15/32	1,900	2,233
Kinder Morgan Inc.	5.300%	12/1/34	900	874
Kinder Morgan Inc.	5.550%	6/1/45	1,950	1,895
Magellan Midstream Partners LP	6.400%	5/1/37	265	320
Magellan Midstream Partners LP	4.200%	12/1/42	250	233
Magellan Midstream Partners LP	5.150%	10/15/43	525	554
Magellan Midstream Partners LP	4.200%	3/15/45	300	278
Marathon Oil Corp.	6.800%	3/15/32	661	792
Marathon Oil Corp.	6.600%	10/1/37	805	945
Marathon Petroleum Corp.	6.500%	3/1/41	1,560	1,846
Marathon Petroleum Corp.	4.750%	9/15/44	750	727
Marathon Petroleum Corp.	5.000%	9/15/54	250	239
Murphy Oil Corp.	7.050%	5/1/29	430	491
Murphy Oil Corp.	5.125%	12/1/42	300	256
National Oilwell Varco Inc.	3.950%	12/1/42	1,310	1,188
NiSource Finance Corp.	6.250%	12/15/40	480	594
NiSource Finance Corp.	5.950%	6/15/41	490	596
NiSource Finance Corp.	5.800%	2/1/42	300	361
Nisource Finance Corp.	5.250%	2/15/43	820	914
NiSource Finance Corp.	4.800%	2/15/44	1,150	1,217
Noble Energy Inc.	8.000%	4/1/27	245	312
Noble Energy Inc.	6.000%	3/1/41	1,175	1,301
Noble Energy Inc.	5.250%	11/15/43	1,000	1,024
Noble Energy Inc.	5.050%	11/15/44	900	903
Noble Holding International Ltd.	6.200%	8/1/40	460	414
Noble Holding International Ltd.	6.050%	3/1/41	850	736
Noble Holding International Ltd.	5.250%	3/15/42	100	79
Noble Holding International Ltd.	6.950%	4/1/45	500	485
ONEOK Partners LP	6.650%	10/1/36	725	772
ONEOK Partners LP	6.850%	10/15/37	385	410
ONEOK Partners LP	6.125%	2/1/41	995	998
ONEOK Partners LP	6.200%	9/15/43	525	529
Petro-Canada	7.875%	6/15/26	270	366
Petro-Canada	7.000%	11/15/28	145	188
Petro-Canada	5.350%	7/15/33	345	378
Petro-Canada	5.950%	5/15/35	1,395	1,633
Petro-Canada	6.800%	5/15/38	1,360	1,747
Phillips 66	4.650%	11/15/34	1,700	1,726
Phillips 66	5.875%	5/1/42	1,451	1,650
Phillips 66	4.875%	11/15/44	2,080	2,089
Phillips 66 Partners LP	4.680%	2/15/45	275	262
Pioneer Natural Resources Co.	7.200%	1/15/28	275	346
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	65	78
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	1,085	1,291
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	745	751
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	425	383
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	275	259
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	400	392
Pride International Inc.	7.875%	8/15/40	485	552
Rowan Cos. Inc.	5.400%	12/1/42	300	248
Rowan Cos. Inc.	5.850%	1/15/44	475	412

Shell International Finance BV	4.125%	5/11/35	1,000	1,007
Shell International Finance BV	6.375%	12/15/38	3,520	4,620
Shell International Finance BV	5.500%	3/25/40	995	1,176
Shell International Finance BV	3.625%	8/21/42	235	213
Shell International Finance BV	4.550%	8/12/43	725	750
Shell International Finance BV	4.375%	5/11/45	3,850	3,925
Southern Natural Gas Co. LLC	8.000%	3/1/32	320	389
Spectra Energy Capital LLC	7.500%	9/15/38	335	391
Spectra Energy Partners LP	5.950%	9/25/43	550	635
Spectra Energy Partners LP	4.500%	3/15/45	275	258
Suncor Energy Inc.	7.150%	2/1/32	715	916
Suncor Energy Inc.	5.950%	12/1/34	525	617
Suncor Energy Inc.	6.500%	6/15/38	1,090	1,375
Suncor Energy Inc.	6.850%	6/1/39	500	648
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	850	778
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	750	723
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	1,050	1,021
Talisman Energy Inc.	7.250%	10/15/27	535	628
Talisman Energy Inc.	5.850%	2/1/37	370	365
Talisman Energy Inc.	6.250%	2/1/38	625	647
Talisman Energy Inc.	5.500%	5/15/42	725	686
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	560	677
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	565	680
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	235	284
Texas Eastern Transmission LP	7.000%	7/15/32	405	515
Tosco Corp.	7.800%	1/1/27	700	948
Tosco Corp.	8.125%	2/15/30	870	1,245
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,475	1,556
TransCanada PipeLines Ltd.	5.600%	3/31/34	910	1,035
TransCanada PipeLines Ltd.	5.850%	3/15/36	560	642
TransCanada PipeLines Ltd.	6.200%	10/15/37	840	1,007
TransCanada PipeLines Ltd.	7.250%	8/15/38	505	687
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,067	1,510
TransCanada PipeLines Ltd.	6.100%	6/1/40	995	1,211
TransCanada PipeLines Ltd.	5.000%	10/16/43	775	821
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	300	300
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	485	426
Valero Energy Corp.	7.500%	4/15/32	459	579
Valero Energy Corp.	6.625%	6/15/37	1,465	1,726
Valero Energy Corp.	10.500%	3/15/39	515	825
Valero Energy Corp.	4.900%	3/15/45	425	415
Weatherford International LLC	6.800%	6/15/37	110	107
Weatherford International Ltd.	6.500%	8/1/36	605	569
Weatherford International Ltd.	7.000%	3/15/38	848	835
Weatherford International Ltd.	9.875%	3/1/39	530	631
Weatherford International Ltd.	6.750%	9/15/40	185	177
Weatherford International Ltd.	5.950%	4/15/42	530	478
Western Gas Partners LP	3.950%	6/1/25	300	297
Western Gas Partners LP	5.450%	4/1/44	525	545
Williams Cos. Inc.	7.500%	1/15/31	287	333
Williams Cos. Inc.	8.750%	3/15/32	576	738
Williams Cos. Inc.	5.750%	6/24/44	1,050	1,065
Williams Partners LP	4.000%	9/15/25	825	811
Williams Partners LP	6.300%	4/15/40	1,335	1,450
Williams Partners LP	5.800%	11/15/43	425	435
Williams Partners LP	5.400%	3/4/44	750	725
Williams Partners LP	4.900%	1/15/45	800	736
Williams Partners LP	5.100%	9/15/45	915	861

XTO Energy Inc.	6.750%	8/1/37	105	150

Other Industrial (0.5%)
California Institute of Technology GO	4.700%	11/1/11	510	512
2 Johns Hopkins University Maryland GO	4.083%	7/1/53	425	423
2 Massachusetts Institute of Technology GO	3.959%	7/1/38	650	672
Massachusetts Institute of Technology GO	5.600%	7/1/11	1,055	1,330
Massachusetts Institute of Technology GO	4.678%	7/1/14	650	685
2 Northwestern University Illinois GO	3.688%	12/1/38	600	586
2 Northwestern University Illinois GO	4.643%	12/1/44	600	665
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	700	688
2 University of Notre Dame DU LAC Indiana GO	3.438%	2/15/45	575	544
University of Pennsylvania GO	4.674%	9/1/12	375	384

Technology (4.3%)
Apple Inc.	3.850%	5/4/43	4,000	3,716
Apple Inc.	4.450%	5/6/44	1,200	1,234
Apple Inc.	3.450%	2/9/45	1,500	1,294
Apple Inc.	4.375%	5/13/45	2,500	2,515
Applied Materials Inc.	5.850%	6/15/41	715	832
Broadcom Corp.	4.500%	8/1/34	250	249
Cisco Systems Inc.	5.900%	2/15/39	2,005	2,428
Cisco Systems Inc.	5.500%	1/15/40	2,195	2,567
Corning Inc.	7.250%	8/15/36	35	45
Corning Inc.	4.700%	3/15/37	400	414
Corning Inc.	5.750%	8/15/40	440	522
Corning Inc.	4.750%	3/15/42	755	799
Equifax Inc.	7.000%	7/1/37	200	247
Fiserv Inc.	3.850%	6/1/25	1,000	1,011
Hewlett-Packard Co.	6.000%	9/15/41	1,135	1,181
HP Enterprise Services LLC	7.450%	10/15/29	260	325
Intel Corp.	4.000%	12/15/32	878	863
Intel Corp.	4.800%	10/1/41	1,880	1,967
Intel Corp.	4.250%	12/15/42	925	897
International Business Machines Corp.	7.000%	10/30/25	660	867
International Business Machines Corp.	6.220%	8/1/27	670	847
International Business Machines Corp.	6.500%	1/15/28	200	259
International Business Machines Corp.	5.875%	11/29/32	830	1,032
International Business Machines Corp.	5.600%	11/30/39	840	993
International Business Machines Corp.	4.000%	6/20/42	1,284	1,179
Juniper Networks Inc.	4.350%	6/15/25	450	458
Juniper Networks Inc.	5.950%	3/15/41	420	442
KLA-Tencor Corp.	5.650%	11/1/34	575	597
Microsoft Corp.	3.500%	2/12/35	2,000	1,855
Microsoft Corp.	5.200%	6/1/39	1,055	1,212
Microsoft Corp.	4.500%	10/1/40	1,050	1,101
Microsoft Corp.	5.300%	2/8/41	1,320	1,542
Microsoft Corp.	3.500%	11/15/42	1,005	897
Microsoft Corp.	3.750%	5/1/43	425	399
Microsoft Corp.	4.875%	12/15/43	350	388
Microsoft Corp.	3.750%	2/12/45	1,125	1,033
Microsoft Corp.	4.000%	2/12/55	2,600	2,361
Motorola Solutions Inc.	5.500%	9/1/44	550	530
Oracle Corp.	3.250%	5/15/30	600	570
Oracle Corp.	4.300%	7/8/34	2,000	2,016
Oracle Corp.	3.900%	5/15/35	1,400	1,344
Oracle Corp.	6.500%	4/15/38	1,695	2,191

Oracle Corp.	6.125%	7/8/39	1,190	1,473
Oracle Corp.	5.375%	7/15/40	2,691	3,048
Oracle Corp.	4.500%	7/8/44	700	709
Oracle Corp.	4.125%	5/15/45	2,500	2,407
Oracle Corp.	4.375%	5/15/55	1,500	1,436
QUALCOMM Inc.	4.650%	5/20/35	1,100	1,092
QUALCOMM Inc.	4.800%	5/20/45	1,675	1,665
1 Seagate HDD Cayman	4.875%	6/1/27	625	629
1 Seagate HDD Cayman	5.750%	12/1/34	1,000	1,029
Tyco Electronics Group SA	7.125%	10/1/37	870	1,172
Verisk Analytics Inc.	4.000%	6/15/25	750	749
Verisk Analytics Inc.	5.500%	6/15/45	400	407
Xerox Corp.	6.750%	12/15/39	310	355

Transportation (3.4%)
2 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	540	558
2 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	1,213	1,235
2 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	1,125	1,119
2 BNSF Funding Trust I	6.613%	12/15/55	620	708
Burlington Northern Santa Fe LLC	7.000%	12/15/25	235	309
Burlington Northern Santa Fe LLC	7.950%	8/15/30	250	364
Burlington Northern Santa Fe LLC	6.200%	8/15/36	370	468
Burlington Northern Santa Fe LLC	6.150%	5/1/37	460	592
Burlington Northern Santa Fe LLC	5.750%	5/1/40	860	1,027
Burlington Northern Santa Fe LLC	5.050%	3/1/41	555	608
Burlington Northern Santa Fe LLC	5.400%	6/1/41	620	710
Burlington Northern Santa Fe LLC	4.950%	9/15/41	325	356
Burlington Northern Santa Fe LLC	4.400%	3/15/42	700	705
Burlington Northern Santa Fe LLC	4.375%	9/1/42	750	751
Burlington Northern Santa Fe LLC	4.450%	3/15/43	905	905
Burlington Northern Santa Fe LLC	5.150%	9/1/43	800	891
Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,140	1,237
Burlington Northern Santa Fe LLC	4.550%	9/1/44	910	925
Burlington Northern Santa Fe LLC	4.150%	4/1/45	1,120	1,067
Canadian National Railway Co.	6.900%	7/15/28	560	770
Canadian National Railway Co.	6.250%	8/1/34	695	901
Canadian National Railway Co.	6.200%	6/1/36	555	733
Canadian National Railway Co.	6.375%	11/15/37	630	846
Canadian National Railway Co.	3.500%	11/15/42	475	435
Canadian Pacific Railway Co.	7.125%	10/15/31	425	568
Canadian Pacific Railway Co.	5.950%	5/15/37	585	719
Canadian Pacific Railway Ltd.	5.750%	1/15/42	450	555
Con-way Inc.	6.700%	5/1/34	565	624
CSX Corp.	6.000%	10/1/36	491	606
CSX Corp.	6.150%	5/1/37	810	1,003
CSX Corp.	6.220%	4/30/40	690	877
CSX Corp.	5.500%	4/15/41	756	881
CSX Corp.	4.750%	5/30/42	340	359
CSX Corp.	4.400%	3/1/43	575	578
CSX Corp.	4.100%	3/15/44	1,400	1,328
CSX Corp.	3.950%	5/1/50	500	459
CSX Corp.	4.500%	8/1/54	475	473
FedEx Corp.	4.900%	1/15/34	440	467
FedEx Corp.	3.900%	2/1/35	600	562
FedEx Corp.	3.875%	8/1/42	646	578

FedEx Corp.	4.100%	4/15/43	535	497
FedEx Corp.	5.100%	1/15/44	950	1,013
FedEx Corp.	4.100%	2/1/45	600	557
FedEx Corp.	4.500%	2/1/65	200	181
2 Hawaiian Airlines 2013-1 Class A Pass
Through Certificates	3.900%	1/15/26	411	414
Kansas City Southern Railway Co.	4.300%	5/15/43	575	572
Norfolk Southern Corp.	7.800%	5/15/27	425	587
Norfolk Southern Corp.	7.250%	2/15/31	380	511
Norfolk Southern Corp.	7.050%	5/1/37	350	475
Norfolk Southern Corp.	4.837%	10/1/41	678	733
Norfolk Southern Corp.	3.950%	10/1/42	880	827
Norfolk Southern Corp.	4.800%	8/15/43	325	347
Norfolk Southern Corp.	4.450%	6/15/45	700	699
Norfolk Southern Corp.	7.900%	5/15/97	275	416
Norfolk Southern Corp.	6.000%	3/15/05	627	753
Norfolk Southern Corp.	6.000%	5/23/11	625	752
Union Pacific Corp.	6.625%	2/1/29	360	488
Union Pacific Corp.	3.375%	2/1/35	470	439
Union Pacific Corp.	4.750%	9/15/41	450	494
Union Pacific Corp.	4.300%	6/15/42	255	263
Union Pacific Corp.	4.250%	4/15/43	525	536
Union Pacific Corp.	4.750%	12/15/43	220	242
Union Pacific Corp.	4.821%	2/1/44	892	990
Union Pacific Corp.	4.850%	6/15/44	550	613
Union Pacific Corp.	4.150%	1/15/45	575	575
Union Pacific Corp.	3.875%	2/1/55	450	415
2 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	977	1,031
2 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	900	929
2 United Airlines 2014-2 Class A Pass Through
Trust	3.750%	3/3/28	1,025	1,048
United Parcel Service Inc.	6.200%	1/15/38	1,200	1,542
United Parcel Service Inc.	4.875%	11/15/40	770	864
United Parcel Service Inc.	3.625%	10/1/42	575	541
United Parcel Service of America Inc.	8.375%	4/1/30	225	328
2 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	422	437
2 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	385	408
				978,005
Utilities (12.6%)
Electric (11.8%)
AEP Texas Central Co.	6.650%	2/15/33	175	225
Alabama Power Co.	6.125%	5/15/38	520	677
Alabama Power Co.	6.000%	3/1/39	445	565
Alabama Power Co.	5.500%	3/15/41	245	298
Alabama Power Co.	5.200%	6/1/41	655	764
Alabama Power Co.	4.100%	1/15/42	215	216
Alabama Power Co.	3.850%	12/1/42	900	872
Alabama Power Co.	4.150%	8/15/44	300	304
Alabama Power Co.	3.750%	3/1/45	750	706
Ameren Illinois Co.	4.800%	12/15/43	225	255
Ameren Illinois Co.	4.300%	7/1/44	375	390
Appalachian Power Co.	3.400%	6/1/25	300	302
Appalachian Power Co.	5.800%	10/1/35	450	540

Appalachian Power Co.	6.375%	4/1/36	385	484
Appalachian Power Co.	6.700%	8/15/37	450	588
Appalachian Power Co.	7.000%	4/1/38	415	551
Appalachian Power Co.	4.450%	6/1/45	400	400
Arizona Public Service Co.	5.500%	9/1/35	300	359
Arizona Public Service Co.	5.050%	9/1/41	485	555
Arizona Public Service Co.	4.500%	4/1/42	593	617
Baltimore Gas & Electric Co.	6.350%	10/1/36	723	935
Berkshire Hathaway Energy Co.	8.480%	9/15/28	1,033	1,550
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,985	2,400
Berkshire Hathaway Energy Co.	5.950%	5/15/37	941	1,147
Berkshire Hathaway Energy Co.	6.500%	9/15/37	1,010	1,261
Berkshire Hathaway Energy Co.	5.150%	11/15/43	385	432
Berkshire Hathaway Energy Co.	4.500%	2/1/45	950	966
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	30	40
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	975	901
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	575	611
Cleco Power LLC	6.500%	12/1/35	330	398
Cleco Power LLC	6.000%	12/1/40	435	511
CMS Energy Corp.	4.700%	3/31/43	375	391
CMS Energy Corp.	4.875%	3/1/44	250	265
Commonwealth Edison Co.	5.875%	2/1/33	185	224
Commonwealth Edison Co.	5.900%	3/15/36	735	906
Commonwealth Edison Co.	6.450%	1/15/38	551	732
Commonwealth Edison Co.	3.800%	10/1/42	1,220	1,151
Commonwealth Edison Co.	4.700%	1/15/44	975	1,070
Connecticut Light & Power Co.	6.350%	6/1/36	351	460
Connecticut Light & Power Co.	4.300%	4/15/44	100	103
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	340	396
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	370	453
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	646	808
Consolidated Edison Co. of New York Inc.	5.700%	12/1/36	660	798
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	725	942
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	925	1,263
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	780	922
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	635	774
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	450	429
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	475	488
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	700	716
Consumers Energy Co.	3.950%	5/15/43	625	619
Consumers Energy Co.	4.350%	8/31/64	225	222
Delmarva Power & Light Co.	4.000%	6/1/42	660	660
Dominion Resources Inc.	6.300%	3/15/33	480	580
Dominion Resources Inc.	5.250%	8/1/33	548	600
Dominion Resources Inc.	5.950%	6/15/35	685	797
Dominion Resources Inc.	7.000%	6/15/38	130	170
Dominion Resources Inc.	4.900%	8/1/41	750	785
Dominion Resources Inc.	4.700%	12/1/44	550	566
DTE Electric Co.	6.625%	6/1/36	900	1,229
DTE Electric Co.	3.950%	6/15/42	550	546
DTE Electric Co.	4.000%	4/1/43	300	293
DTE Electric Co.	4.300%	7/1/44	225	237
DTE Energy Co.	6.375%	4/15/33	620	789
Duke Energy Carolinas LLC	6.000%	12/1/28	550	685
Duke Energy Carolinas LLC	6.450%	10/15/32	450	577
Duke Energy Carolinas LLC	6.100%	6/1/37	1,150	1,443
Duke Energy Carolinas LLC	6.000%	1/15/38	780	1,001
Duke Energy Carolinas LLC	6.050%	4/15/38	495	643

Duke Energy Carolinas LLC	5.300%	2/15/40	660	780
Duke Energy Carolinas LLC	4.250%	12/15/41	440	452
Duke Energy Carolinas LLC	4.000%	9/30/42	435	429
Duke Energy Florida Inc.	6.350%	9/15/37	295	393
Duke Energy Florida Inc.	6.400%	6/15/38	1,090	1,448
Duke Energy Florida Inc.	5.650%	4/1/40	695	862
Duke Energy Florida Inc.	3.850%	11/15/42	655	630
Duke Energy Indiana Inc.	6.120%	10/15/35	363	454
Duke Energy Indiana Inc.	6.350%	8/15/38	480	634
Duke Energy Indiana Inc.	6.450%	4/1/39	150	198
Duke Energy Indiana Inc.	4.200%	3/15/42	450	461
Duke Energy Indiana Inc.	4.900%	7/15/43	600	670
Duke Energy Progress Inc.	6.300%	4/1/38	850	1,121
Duke Energy Progress Inc.	4.100%	5/15/42	545	546
Duke Energy Progress Inc.	4.100%	3/15/43	575	577
Duke Energy Progress Inc.	4.375%	3/30/44	600	627
Duke Energy Progress Inc.	4.150%	12/1/44	460	463
El Paso Electric Co.	6.000%	5/15/35	355	429
Entergy Louisiana LLC	4.440%	1/15/26	110	121
Entergy Louisiana LLC	4.950%	1/15/45	975	984
Entergy Texas Inc.	5.150%	6/1/45	200	202
Exelon Corp.	5.625%	6/15/35	800	916
Exelon Generation Co. LLC	6.250%	10/1/39	1,140	1,325
Exelon Generation Co. LLC	5.750%	10/1/41	345	375
Exelon Generation Co. LLC	5.600%	6/15/42	1,043	1,131
FirstEnergy Solutions Corp.	6.800%	8/15/39	370	387
Florida Power & Light Co.	4.950%	6/1/35	580	661
Florida Power & Light Co.	6.200%	6/1/36	475	619
Florida Power & Light Co.	5.650%	2/1/37	825	1,034
Florida Power & Light Co.	5.850%	5/1/37	345	441
Florida Power & Light Co.	5.950%	2/1/38	710	914
Florida Power & Light Co.	5.960%	4/1/39	760	992
Florida Power & Light Co.	5.690%	3/1/40	555	702
Florida Power & Light Co.	5.250%	2/1/41	785	933
Florida Power & Light Co.	4.125%	2/1/42	680	689
Florida Power & Light Co.	4.050%	6/1/42	745	748
Florida Power & Light Co.	3.800%	12/15/42	400	386
Florida Power & Light Co.	4.050%	10/1/44	685	685
Georgia Power Co.	5.650%	3/1/37	70	83
Georgia Power Co.	5.950%	2/1/39	365	450
Georgia Power Co.	5.400%	6/1/40	950	1,109
Georgia Power Co.	4.750%	9/1/40	400	429
Georgia Power Co.	4.300%	3/15/42	1,370	1,362
Georgia Power Co.	4.300%	3/15/43	450	444
Iberdrola International BV	6.750%	7/15/36	600	749
Indiana Michigan Power Co.	6.050%	3/15/37	330	405
Interstate Power & Light Co.	6.250%	7/15/39	700	916
ITC Holdings Corp.	5.300%	7/1/43	150	166
Jersey Central Power & Light Co.	6.150%	6/1/37	425	506
2 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	868	958
Kansas City Power & Light Co.	6.050%	11/15/35	230	289
Kansas City Power & Light Co.	5.300%	10/1/41	615	689
Kentucky Utilities Co.	5.125%	11/1/40	1,135	1,340
Kentucky Utilities Co.	4.650%	11/15/43	275	303
Louisville Gas & Electric Co.	5.125%	11/15/40	320	372
Louisville Gas & Electric Co.	4.650%	11/15/43	425	471
MidAmerican Energy Co.	6.750%	12/30/31	350	467
MidAmerican Energy Co.	5.750%	11/1/35	530	656

MidAmerican Energy Co.	5.800%	10/15/36	815	1,023
MidAmerican Energy Co.	4.800%	9/15/43	425	471
MidAmerican Energy Co.	4.400%	10/15/44	445	464
Midamerican Funding LLC	6.927%	3/1/29	350	464
Mississippi Power Co.	4.250%	3/15/42	890	848
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	1,586	1,629
Nevada Power Co.	6.650%	4/1/36	350	464
Nevada Power Co.	6.750%	7/1/37	390	527
Nevada Power Co.	5.375%	9/15/40	575	691
Nevada Power Co.	5.450%	5/15/41	41	49
Northern States Power Co.	6.250%	6/1/36	650	864
Northern States Power Co.	6.200%	7/1/37	386	508
Northern States Power Co.	5.350%	11/1/39	275	338
Northern States Power Co.	4.850%	8/15/40	520	593
Northern States Power Co.	3.400%	8/15/42	395	361
Northern States Power Co.	4.125%	5/15/44	250	258
NorthWestern Corp.	4.176%	11/15/44	350	356
NSTAR Electric Co.	5.500%	3/15/40	365	443
NSTAR Electric Co.	4.400%	3/1/44	500	523
Oglethorpe Power Corp.	5.950%	11/1/39	530	650
Oglethorpe Power Corp.	5.375%	11/1/40	445	513
Oglethorpe Power Corp.	4.550%	6/1/44	650	667
Ohio Edison Co.	6.875%	7/15/36	280	353
Ohio Edison Co.	8.250%	10/15/38	650	981
Ohio Power Co.	6.600%	2/15/33	45	58
Ohio Power Co.	5.850%	10/1/35	626	761
Oklahoma Gas & Electric Co.	5.850%	6/1/40	320	399
Oklahoma Gas & Electric Co.	5.250%	5/15/41	30	35
Oklahoma Gas & Electric Co.	3.900%	5/1/43	460	446
Oklahoma Gas & Electric Co.	4.550%	3/15/44	275	294
Oklahoma Gas & Electric Co.	4.000%	12/15/44	275	269
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	875	1,192
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	440	605
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	120	174
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	845	977
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	545	577
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	360	423
Pacific Gas & Electric Co.	6.050%	3/1/34	3,320	4,097
Pacific Gas & Electric Co.	5.800%	3/1/37	1,395	1,667
Pacific Gas & Electric Co.	6.250%	3/1/39	345	435
Pacific Gas & Electric Co.	5.400%	1/15/40	900	1,038
Pacific Gas & Electric Co.	4.500%	12/15/41	980	1,000
Pacific Gas & Electric Co.	4.450%	4/15/42	520	525
Pacific Gas & Electric Co.	4.600%	6/15/43	600	638
Pacific Gas & Electric Co.	5.125%	11/15/43	525	584
Pacific Gas & Electric Co.	4.750%	2/15/44	950	1,004
Pacific Gas & Electric Co.	4.300%	3/15/45	825	824
PacifiCorp	7.700%	11/15/31	420	607
PacifiCorp	5.250%	6/15/35	45	52
PacifiCorp	6.100%	8/1/36	385	498
PacifiCorp	5.750%	4/1/37	985	1,218
PacifiCorp	6.250%	10/15/37	725	941
PacifiCorp	6.000%	1/15/39	530	667
PacifiCorp	4.100%	2/1/42	610	614
Peco Energy Co.	5.950%	10/1/36	520	656
Pennsylvania Electric Co.	6.150%	10/1/38	500	596
Potomac Electric Power Co.	6.500%	11/15/37	420	557

Potomac Electric Power Co.	7.900%	12/15/38	45	69
Potomac Electric Power Co.	4.150%	3/15/43	300	309
PPL Capital Funding Inc.	4.700%	6/1/43	400	421
PPL Capital Funding Inc.	5.000%	3/15/44	600	654
PPL Electric Utilities Corp.	6.250%	5/15/39	245	325
PPL Electric Utilities Corp.	5.200%	7/15/41	240	279
PPL Electric Utilities Corp.	4.750%	7/15/43	125	139
PPL Electric Utilities Corp.	4.125%	6/15/44	500	518
Progress Energy Inc.	7.750%	3/1/31	760	1,056
Progress Energy Inc.	7.000%	10/30/31	745	969
Progress Energy Inc.	6.000%	12/1/39	495	627
PSEG Power LLC	8.625%	4/15/31	475	679
Public Service Co. of Colorado	6.250%	9/1/37	320	435
Public Service Co. of Colorado	4.750%	8/15/41	580	642
Public Service Co. of Colorado	3.600%	9/15/42	325	303
Public Service Co. of Colorado	3.950%	3/15/43	375	379
Public Service Co. of Colorado	4.300%	3/15/44	500	524
Public Service Co. of Oklahoma	6.625%	11/15/37	350	459
Public Service Electric & Gas Co.	5.700%	12/1/36	125	153
Public Service Electric & Gas Co.	5.800%	5/1/37	305	384
Public Service Electric & Gas Co.	5.375%	11/1/39	455	553
Public Service Electric & Gas Co.	3.950%	5/1/42	425	422
Public Service Electric & Gas Co.	3.650%	9/1/42	725	674
Public Service Electric & Gas Co.	4.000%	6/1/44	575	578
Public Service Electric & Gas Co.	4.050%	5/1/45	275	276
Puget Sound Energy Inc.	7.020%	12/1/27	725	969
Puget Sound Energy Inc.	5.483%	6/1/35	550	653
Puget Sound Energy Inc.	6.274%	3/15/37	860	1,103
Puget Sound Energy Inc.	5.757%	10/1/39	370	455
Puget Sound Energy Inc.	5.795%	3/15/40	340	420
Puget Sound Energy Inc.	5.764%	7/15/40	40	49
Puget Sound Energy Inc.	5.638%	4/15/41	265	326
Puget Sound Energy Inc.	4.434%	11/15/41	285	294
Puget Sound Energy Inc.	4.300%	5/20/45	200	204
San Diego Gas & Electric Co.	6.000%	6/1/26	370	465
San Diego Gas & Electric Co.	5.350%	5/15/35	40	47
San Diego Gas & Electric Co.	6.125%	9/15/37	385	510
San Diego Gas & Electric Co.	6.000%	6/1/39	505	644
San Diego Gas & Electric Co.	5.350%	5/15/40	220	268
San Diego Gas & Electric Co.	4.500%	8/15/40	415	446
San Diego Gas & Electric Co.	3.950%	11/15/41	130	128
San Diego Gas & Electric Co.	4.300%	4/1/42	355	367
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	580
South Carolina Electric & Gas Co.	5.300%	5/15/33	30	34
South Carolina Electric & Gas Co.	6.050%	1/15/38	490	619
South Carolina Electric & Gas Co.	5.450%	2/1/41	360	426
South Carolina Electric & Gas Co.	4.350%	2/1/42	655	660
South Carolina Electric & Gas Co.	4.600%	6/15/43	385	391
South Carolina Electric & Gas Co.	4.500%	6/1/64	525	502
South Carolina Electric & Gas Co.	5.100%	6/1/65	700	728
Southern California Edison Co.	6.650%	4/1/29	400	534
Southern California Edison Co.	6.000%	1/15/34	405	509
Southern California Edison Co.	5.750%	4/1/35	351	437
Southern California Edison Co.	5.350%	7/15/35	520	616
Southern California Edison Co.	5.550%	1/15/36	620	763
Southern California Edison Co.	5.625%	2/1/36	425	524
Southern California Edison Co.	5.550%	1/15/37	520	635
Southern California Edison Co.	5.950%	2/1/38	680	851

Southern California Edison Co.	6.050%	3/15/39	500	642
Southern California Edison Co.	4.500%	9/1/40	770	814
Southern California Edison Co.	3.900%	12/1/41	485	469
Southern California Edison Co.	4.050%	3/15/42	450	454
Southern California Edison Co.	3.900%	3/15/43	125	123
Southern California Edison Co.	4.650%	10/1/43	646	700
Southern California Edison Co.	3.600%	2/1/45	600	557
Southern Power Co.	5.150%	9/15/41	640	684
Southern Power Co.	5.250%	7/15/43	350	389
Southwestern Electric Power Co.	6.200%	3/15/40	360	457
Southwestern Electric Power Co.	3.900%	4/1/45	500	462
Southwestern Public Service Co.	6.000%	10/1/36	300	369
Southwestern Public Service Co.	4.500%	8/15/41	400	428
Tampa Electric Co.	6.550%	5/15/36	255	338
Tampa Electric Co.	6.150%	5/15/37	340	437
Tampa Electric Co.	4.100%	6/15/42	480	481
Tampa Electric Co.	4.350%	5/15/44	375	392
Tampa Electric Co.	4.200%	5/15/45	250	252
Toledo Edison Co.	6.150%	5/15/37	320	387
TransAlta Corp.	6.500%	3/15/40	375	369
1 Tri-State Generation & Transmission
Association Inc.	4.700%	11/1/44	200	211
Union Electric Co.	5.300%	8/1/37	400	473
Union Electric Co.	8.450%	3/15/39	500	836
Union Electric Co.	3.900%	9/15/42	455	451
Union Electric Co.	3.650%	4/15/45	800	744
Virginia Electric & Power Co.	6.000%	1/15/36	285	353
Virginia Electric & Power Co.	6.000%	5/15/37	300	377
Virginia Electric & Power Co.	6.350%	11/30/37	452	608
Virginia Electric & Power Co.	8.875%	11/15/38	895	1,426
Virginia Electric & Power Co.	4.000%	1/15/43	985	967
Virginia Electric & Power Co.	4.650%	8/15/43	350	380
Virginia Electric & Power Co.	4.200%	5/15/45	150	151
Virginia Electric and Power Co.	4.450%	2/15/44	1,150	1,202
Westar Energy Inc.	4.125%	3/1/42	490	496
Westar Energy Inc.	4.100%	4/1/43	250	255
Westar Energy Inc.	4.625%	9/1/43	225	248
Wisconsin Electric Power Co.	5.625%	5/15/33	455	561
Wisconsin Electric Power Co.	5.700%	12/1/36	190	239
Wisconsin Electric Power Co.	3.650%	12/15/42	250	241
Wisconsin Electric Power Co.	4.250%	6/1/44	350	364
Wisconsin Power & Light Co.	6.375%	8/15/37	399	528
Wisconsin Power & Light Co.	4.100%	10/15/44	250	252
Wisconsin Public Service Corp.	3.671%	12/1/42	600	573
Wisconsin Public Service Corp.	4.752%	11/1/44	350	395
Xcel Energy Inc.	3.300%	6/1/25	250	250
Xcel Energy Inc.	6.500%	7/1/36	330	426
Xcel Energy Inc.	4.800%	9/15/41	325	348

Natural Gas (0.6%)
AGL Capital Corp.	6.000%	10/1/34	215	269
AGL Capital Corp.	5.875%	3/15/41	834	1,024
AGL Capital Corp.	4.400%	6/1/43	660	680
Atmos Energy Corp.	5.500%	6/15/41	550	670
Atmos Energy Corp.	4.150%	1/15/43	875	869
Atmos Energy Corp.	4.125%	10/15/44	375	372
KeySpan Corp.	8.000%	11/15/30	480	662
KeySpan Corp.	5.803%	4/1/35	265	310

Laclede Group Inc.	4.700%	8/15/44	275	284
ONE Gas Inc.	4.658%	2/1/44	650	712
Piedmont Natural Gas Co. Inc.	4.100%	9/18/34	450	466
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	325	367
Southern California Gas Co.	5.750%	11/15/35	325	404
Southern California Gas Co.	5.125%	11/15/40	625	741
Southern California Gas Co.	3.750%	9/15/42	525	508
Southern California Gas Co.	4.450%	3/15/44	500	536
Southwest Gas Corp.	4.875%	10/1/43	300	326

Other Utility (0.2%)
American Water Capital Corp.	6.593%	10/15/37	855	1,156
American Water Capital Corp.	4.300%	12/1/42	675	691
United Utilities plc	6.875%	8/15/28	445	528
Veolia Environnement SA	6.750%	6/1/38	500	628

				185,348
Total Corporate Bonds (Cost $1,463,029)				1,444,060
Taxable Municipal Bonds (0.2%)
George Washington University District of
Columbia GO	4.300%	9/15/44	425	414
New York University Hospitals Center GO	4.428%	7/1/42	350	347
New York University Hospitals Center
Revenue	5.750%	7/1/43	350	412
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	65	68
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	275	328
Princeton University New Jersey GO	5.700%	3/1/39	610	787
Tufts University Massachusetts GO	5.017%	4/15/12	325	341
University of Southern California GO	5.250%	10/1/11	415	513
Total Taxable Municipal Bonds (Cost $3,185)				3,210

			Shares
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
4 Vanguard Market Liquidity Fund
(Cost $5,390)	0.136%		5,390,000	5,390

Total Investments (99.3%) (Cost $1,473,717)				1,454,774
Other Assets and Liabilities-Net (0.7%)				9,559
Net Assets (100%)				1,464,333

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the aggregate value of these securities was $32,255,000, representing 2.2% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Securities with a value of $251,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Long-Term Corporate Bond Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
30 Year Treasury Bond	September 2015	4	623	3
Ultra Long U.S. Treasury Bond	September 2015	(11)	(1,763)	(3)
				—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Long-Term Corporate Bond Index Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,114	—
Corporate Bonds	—	1,444,060	—
Taxable Municipal Bonds	—	3,210	—
Temporary Cash Investments	5,390	—	—
Futures Contracts—Assets[1]	3	—	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	5,389	1,449,384	—
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2015, the cost of investment securities for tax purposes was $1,474,287,000. Net unrealized depreciation of investment securities for tax purposes was $19,513,000, consisting of unrealized gains of $21,209,000 on securities that had risen in value since their purchase and $40,722,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mortgage-Backed Securities Index Fund

Schedule of Investments
As of May 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.3%)
Conventional Mortgage-Backed Securities (97.9%)
1,2	Fannie Mae Pool	2.000%	10/1/28	2,268	2,267
1,2,3	Fannie Mae Pool	2.500%	11/1/26–1/1/43	51,909	53,035
1,2,3	Fannie Mae Pool	3.000%	11/1/25–6/1/45	157,450	161,724
1,2,3	Fannie Mae Pool	3.500%	10/1/21–6/1/45	179,648	188,541
1,2,3	Fannie Mae Pool	4.000%	7/1/18–6/1/45	150,004	160,542
1,2,3	Fannie Mae Pool	4.500%	2/1/18–7/1/45	94,710	102,954
[1,2,3,4]	Fannie Mae Pool	5.000%	1/1/17–6/1/45	54,503	60,519
1,2,3	Fannie Mae Pool	5.500%	12/1/16–6/1/45	39,118	44,337
1,2,3	Fannie Mae Pool	6.000%	3/1/18–6/1/45	27,204	31,187
1,2	Fannie Mae Pool	6.500%	4/1/16–10/1/39	8,987	10,387
1,2	Fannie Mae Pool	7.000%	12/1/22–10/1/37	1,366	1,600
1,2	Fannie Mae Pool	7.500%	11/1/22	12	14
1,2	Freddie Mac Gold Pool	2.000%	1/1/28–1/1/29	3,184	3,183
1,2,3	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	38,056	38,818
1,2,3	Freddie Mac Gold Pool	3.000%	10/1/26–6/1/45	88,785	91,127
1,2,3	Freddie Mac Gold Pool	3.500%	9/1/25–6/1/45	106,981	112,059
1,2,3	Freddie Mac Gold Pool	4.000%	7/1/18–6/1/45	89,190	95,324
1,2,3	Freddie Mac Gold Pool	4.500%	1/1/18–6/1/45	56,122	60,883
1,2,3	Freddie Mac Gold Pool	5.000%	9/1/15–6/1/45	33,040	36,647
1,2,3	Freddie Mac Gold Pool	5.500%	4/1/21–6/1/45	26,932	30,527
1,2	Freddie Mac Gold Pool	6.000%	6/1/17–5/1/40	17,431	19,989
1,2	Freddie Mac Gold Pool	6.500%	10/1/28–9/1/39	3,327	3,842
1,2	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	548	635
1,2	Freddie Mac Gold Pool	8.000%	11/1/22	2	2
1,3	Ginnie Mae I Pool	3.000%	1/15/26–6/1/45	15,547	15,923
1,3	Ginnie Mae I Pool	3.500%	2/15/26–6/1/45	16,313	17,137
1,3	Ginnie Mae I Pool	4.000%	7/15/24–6/1/45	24,713	26,549
1,3	Ginnie Mae I Pool	4.500%	9/15/18–6/1/45	30,024	33,070
1,3	Ginnie Mae I Pool	5.000%	1/15/18–6/1/45	18,066	20,272
1	Ginnie Mae I Pool	5.500%	10/15/32–2/15/40	7,977	9,098
1	Ginnie Mae I Pool	6.000%	4/15/28–5/15/41	3,952	4,522
1	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	342	402
1	Ginnie Mae I Pool	7.000%	10/15/27	9	10
1	Ginnie Mae II Pool	2.500%	6/20/27–1/20/43	3,628	3,724
1,3	Ginnie Mae II Pool	3.000%	10/20/26–7/1/45	72,890	74,884
1,3	Ginnie Mae II Pool	3.500%	12/20/25–7/1/45	129,252	135,838
1,3	Ginnie Mae II Pool	4.000%	9/20/25–7/1/45	92,346	98,545
1,3	Ginnie Mae II Pool	4.500%	4/20/18–6/1/45	62,517	67,905
1,3	Ginnie Mae II Pool	5.000%	6/20/33–6/1/45	32,884	36,463
1,3	Ginnie Mae II Pool	5.500%	12/20/33–6/1/45	11,194	12,582
1	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	6,821	7,729
1	Ginnie Mae II Pool	6.500%	10/20/28–9/20/40	869	998
1	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	157	180
					1,875,974
Nonconventional Mortgage-Backed Securities (1.4%)
1,2,5	Fannie Mae Pool	1.817%	9/1/37	33	36
1,2	Fannie Mae Pool	2.109%	3/1/43	779	799
1,2,5	Fannie Mae Pool	2.151%	12/1/41	287	296

1,2,5	Fannie Mae Pool	2.191%	10/1/39	42	43
1,2	Fannie Mae Pool	2.193%	6/1/43	560	578
1,2	Fannie Mae Pool	2.200%	6/1/42	2,893	3,029
1,2	Fannie Mae Pool	2.201%	9/1/42	579	607
1,2	Fannie Mae Pool	2.232%	10/1/42	425	439
1,2	Fannie Mae Pool	2.266%	7/1/43	684	695
1,2,5	Fannie Mae Pool	2.304%	11/1/39	48	49
1,2	Fannie Mae Pool	2.395%	7/1/42	654	679
1,2,5	Fannie Mae Pool	2.402%	1/1/40	6	6
1,2	Fannie Mae Pool	2.409%	5/1/42	328	342
1,2	Fannie Mae Pool	2.433%	5/1/43	1,613	1,655
1,2	Fannie Mae Pool	2.453%	10/1/42	787	816
1,2	Fannie Mae Pool	2.501%	10/1/40	179	190
1,2	Fannie Mae Pool	2.513%	12/1/40	519	551
1,2,5	Fannie Mae Pool	2.518%	5/1/40	8	8
1,2,5	Fannie Mae Pool	2.570%	5/1/42	98	102
1,2	Fannie Mae Pool	2.612%	12/1/41	302	319
1,2	Fannie Mae Pool	2.627%	11/1/41	86	91
1,2	Fannie Mae Pool	2.710%	1/1/42	523	550
1,2	Fannie Mae Pool	2.729%	12/1/43	1,389	1,439
1,2	Fannie Mae Pool	2.761%	3/1/41	470	503
1,2	Fannie Mae Pool	2.776%	3/1/42	625	660
1,2	Fannie Mae Pool	2.814%	11/1/41	246	265
1,2	Fannie Mae Pool	2.909%	12/1/40	137	145
1,2,5	Fannie Mae Pool	2.972%	3/1/42	221	230
1,2	Fannie Mae Pool	2.978%	9/1/43	895	945
1,2	Fannie Mae Pool	3.054%	3/1/41	408	431
1,2,5	Fannie Mae Pool	3.079%	2/1/42	310	321
1,2,5	Fannie Mae Pool	3.089%	2/1/41	12	12
1,2	Fannie Mae Pool	3.157%	2/1/41	103	110
1,2	Fannie Mae Pool	3.221%	12/1/40	20	21
1,2	Fannie Mae Pool	3.250%	10/1/40	22	23
1,2	Fannie Mae Pool	3.262%	12/1/40	19	20
1,2	Fannie Mae Pool	3.275%	5/1/41	148	157
1,2	Fannie Mae Pool	3.314%	11/1/40	20	21
1,2	Fannie Mae Pool	3.346%	8/1/42	237	246
1,2	Fannie Mae Pool	3.542%	7/1/41	358	382
1,2	Fannie Mae Pool	3.580%	8/1/39	52	55
1,2	Fannie Mae Pool	3.612%	4/1/41	129	137
1,2	Fannie Mae Pool	3.746%	6/1/41	209	223
1,2	Fannie Mae Pool	3.811%	9/1/40	436	465
1,2	Fannie Mae Pool	4.234%	12/1/39	501	515
1,2,5	Fannie Mae Pool	4.627%	8/1/39	127	133
1,2	Fannie Mae Pool	4.954%	3/1/38	30	31
1,2,5	Fannie Mae Pool	5.128%	11/1/39	47	50
1,2	Fannie Mae Pool	5.567%	4/1/37	22	24
1,2	Fannie Mae Pool	6.115%	10/1/37	197	204
1,2,5	Freddie Mac Non Gold Pool	2.160%	10/1/37	19	20
1,2,5	Freddie Mac Non Gold Pool	2.276%	2/1/37	24	25
1,2,5	Freddie Mac Non Gold Pool	2.486%	6/1/37	463	483
1,2	Freddie Mac Non Gold Pool	2.581%	11/1/43	713	737
1,2	Freddie Mac Non Gold Pool	2.594%	2/1/42	159	167
1,2	Freddie Mac Non Gold Pool	2.743%	12/1/40	70	73
1,2	Freddie Mac Non Gold Pool	2.790%	1/1/41	225	238
1,2	Freddie Mac Non Gold Pool	2.856%	2/1/41	21	23
1,2,5	Freddie Mac Non Gold Pool	2.871%	5/1/40	4	4
1,2	Freddie Mac Non Gold Pool	2.943%	2/1/41	310	331

1,2	Freddie Mac Non Gold Pool	3.092%	6/1/41	228	242
1,2	Freddie Mac Non Gold Pool	3.121%	1/1/41	175	186
1,2	Freddie Mac Non Gold Pool	3.409%	3/1/42	242	258
1,2	Freddie Mac Non Gold Pool	3.458%	6/1/40	62	65
1,2	Freddie Mac Non Gold Pool	3.579%	6/1/40	160	171
1,2	Freddie Mac Non Gold Pool	3.662%	9/1/40	175	187
1,2	Freddie Mac Non Gold Pool	4.047%	12/1/39	37	39
1,2	Freddie Mac Non Gold Pool	5.230%	3/1/38	142	153
1	Ginnie Mae II Pool	2.000%	4/20/41–12/20/42	55	56
1,5	Ginnie Mae II Pool	2.125%	5/20/41	17	18
1	Ginnie Mae II Pool	2.500%	11/20/40–1/20/42	2,193	2,254
1	Ginnie Mae II Pool	3.000% 11/20/40–11/20/41		817	848
1	Ginnie Mae II Pool	3.500%	7/20/41–8/20/41	310	326
					26,552
Total U.S. Government and Agency Obligations (Cost $1,893,387)					1,902,526
				Shares
Temporary Cash Investment (34.7%)
Money Market Fund (34.7%)
6	Vanguard Market Liquidity Fund
	(Cost $664,713)	0.136%		664,713,000	664,713

Total Investments (134.0%) (Cost $2,558,100)					2,567,239
Other Assets and Liabilities-Net (-34.0%)					(650,855)
Net Assets (100%)					1,916,384

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2015.
4 Securities with a value of $288,000 have been segregated as collateral for certain open To Be Announced (TBA)
transactions.
5 Adjustable-rate security.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Mortgage-Backed Securities Index Fund

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,902,526	—
Temporary Cash Investments	664,713	—	—
Total	664,713	1,902,526	—

Mortgage-Backed Securities Index Fund

E. At May 31, 2015, the cost of investment securities for tax purposes was $2,558,138,000. Net unrealized appreciation of investment securities for tax purposes was $9,101,000, consisting of unrealized gains of $12,068,000 on securities that had risen in value since their purchase and $2,967,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Explorer Value Fund

Schedule of Investments
As of May 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (93.3%)[1]
Consumer Discretionary (11.3%)
*	Ascena Retail Group Inc.	238,231	3,521
	Chico's FAS Inc.	176,671	2,935
*	Crocs Inc.	187,357	2,818
	Six Flags Entertainment Corp.	55,700	2,721
	MDC Partners Inc. Class A	106,400	2,256
	Lithia Motors Inc. Class A	20,500	2,182
	Interpublic Group of Cos. Inc.	99,900	2,040
	Wendy's Co.	179,900	2,022
*	News Corp. Class B	129,350	1,934
*	Modine Manufacturing Co.	157,861	1,766
	DSW Inc. Class A	42,157	1,461
*	Regis Corp.	89,400	1,445
	American Eagle Outfitters Inc.	83,629	1,369
	Kohl's Corp.	20,125	1,318
*	American Public Education Inc.	48,050	1,161
	Guess? Inc.	53,300	935
	Meredith Corp.	17,450	921
	International Speedway Corp. Class A	23,795	886
*	Career Education Corp.	219,353	827
*	Skullcandy Inc.	67,023	503
*	LGI Homes Inc.	26,545	500
			35,521
Consumer Staples (1.6%)
*,^ Elizabeth Arden Inc.		113,300	1,594
	Pinnacle Foods Inc.	32,500	1,370
*	Medifast Inc.	40,300	1,298
*	Central Garden & Pet Co. Class A	86,293	842
			5,104
Energy (3.0%)
*	Concho Resources Inc.	24,300	2,923
	World Fuel Services Corp.	56,600	2,832
*	Carrizo Oil & Gas Inc.	41,873	2,100
	Denbury Resources Inc.	81,100	598
*	Bill Barrett Corp.	63,802	564
*	Cloud Peak Energy Inc.	87,880	507
			9,524
Financials (33.4%)
	Endurance Specialty Holdings Ltd.	84,815	5,155
*	Popular Inc.	123,828	4,023
	PacWest Bancorp	89,345	4,011
	Aspen Insurance Holdings Ltd.	85,208	3,950
*	Howard Hughes Corp.	25,400	3,741
	Willis Group Holdings plc	71,200	3,379
*	American Capital Ltd.	237,681	3,375
*	E*TRADE Financial Corp.	112,300	3,308
	Leucadia National Corp.	126,500	3,116
	Argo Group International Holdings Ltd.	53,482	2,816
	HCC Insurance Holdings Inc.	48,981	2,801

	Selective Insurance Group Inc.	102,811	2,787
	Ryman Hospitality Properties Inc.	50,465	2,781
	Starwood Property Trust Inc.	115,200	2,752
*	Navigators Group Inc.	34,944	2,712
*	Markel Corp.	3,475	2,685
	Assured Guaranty Ltd.	93,400	2,670
*	Forest City Enterprises Inc. Class A	112,400	2,592
	Medical Properties Trust Inc.	182,600	2,476
*	Enstar Group Ltd.	14,350	2,176
	First Horizon National Corp.	146,608	2,164
*	Affiliated Managers Group Inc.	9,600	2,147
	WSFS Financial Corp.	85,977	2,121
	Two Harbors Investment Corp.	194,600	2,080
	Columbia Banking System Inc.	68,100	2,057
	Hersha Hospitality Trust Class A	316,900	2,016
	Renasant Corp.	67,992	2,002
	Lincoln National Corp.	33,575	1,914
	First Midwest Bancorp Inc.	106,805	1,897
	AG Mortgage Investment Trust Inc.	100,650	1,896
	Flushing Financial Corp.	92,953	1,801
	Pinnacle Financial Partners Inc.	34,891	1,728
	Gaming and Leisure Properties Inc.	44,500	1,629
	Investment Technology Group Inc.	57,900	1,555
	Starwood Waypoint Residential Trust	59,740	1,507
	National Retail Properties Inc.	39,937	1,498
	United Financial Bancorp Inc.	118,500	1,493
	Washington Federal Inc.	64,564	1,427
	First Citizens BancShares Inc. Class A	5,850	1,411
	Parkway Properties Inc.	77,596	1,334
	Ares Capital Corp.	62,400	1,045
*	FNFV Group	67,045	1,030
	BGC Partners Inc. Class A	108,300	1,023
	Campus Crest Communities Inc.	162,499	920
	EPR Properties	14,800	854
*	Bancorp Inc.	77,700	751
	Berkshire Hills Bancorp Inc.	18,600	510
			105,116
Health Care (5.5%)
*	Ligand Pharmaceuticals Inc.	59,700	5,260
*	Allscripts Healthcare Solutions Inc.	204,325	2,875
*	Akorn Inc.	40,900	1,877
*	Laboratory Corp. of America Holdings	15,850	1,870
*	Globus Medical Inc.	60,700	1,575
	Chemed Corp.	12,500	1,552
*	Merit Medical Systems Inc.	61,982	1,274
*,^ Myriad Genetics Inc.		33,588	1,140
			17,423
Industrials (14.7%)
	KAR Auction Services Inc.	102,000	3,801
	Babcock & Wilcox Co.	87,600	2,916
*	FTI Consulting Inc.	71,145	2,796
*	Teledyne Technologies Inc.	25,242	2,558
*	Genesee & Wyoming Inc. Class A	27,200	2,240
*	Roadrunner Transportation Systems Inc.	89,400	2,223
	Copa Holdings SA Class A	24,200	2,064
*	Clean Harbors Inc.	36,100	2,034

*	UTi Worldwide Inc.	195,600	1,882
	Tetra Tech Inc.	70,800	1,852
	HNI Corp.	33,714	1,635
	EnPro Industries Inc.	24,600	1,488
	Kaman Corp.	34,000	1,440
*	Beacon Roofing Supply Inc.	41,275	1,294
*	Hertz Global Holdings Inc.	63,700	1,267
	Timken Co.	31,900	1,247
	Brady Corp. Class A	46,400	1,174
	Celadon Group Inc.	47,529	1,108
	Elbit Systems Ltd.	13,490	984
	Harsco Corp.	60,052	968
*	Saia Inc.	23,141	947
	Encore Wire Corp.	21,686	947
	AGCO Corp.	17,400	884
*	WESCO International Inc.	10,735	771
	MSA Safety Inc.	16,757	749
*	MRC Global Inc.	46,851	717
*	CEB Inc.	7,700	651
	Briggs & Stratton Corp.	34,065	650
	Primoris Services Corp.	32,585	612
*	Furmanite Corp.	73,966	602
	Altra Industrial Motion Corp.	19,535	537
*	Performant Financial Corp.	174,201	530
*	Jacobs Engineering Group Inc.	9,700	420
*	Mistras Group Inc.	8,300	154
			46,142
Information Technology (15.7%)
*,^ Knowles Corp.		194,900	3,771
*	ACI Worldwide Inc.	124,500	2,964
*	QLogic Corp.	173,079	2,686
*	II-VI Inc.	139,700	2,608
	DST Systems Inc.	21,150	2,504
	Convergys Corp.	95,100	2,361
*	Itron Inc.	63,248	2,270
*	ON Semiconductor Corp.	163,112	2,163
	Global Payments Inc.	19,900	2,077
	Jabil Circuit Inc.	80,419	1,976
	j2 Global Inc.	29,600	1,966
	Western Union Co.	86,300	1,894
	IAC/InterActiveCorp	24,900	1,869
*	Orbotech Ltd.	79,200	1,655
*	Insight Enterprises Inc.	54,225	1,591
*	Fairchild Semiconductor International Inc. Class A	77,876	1,551
	InterDigital Inc.	26,300	1,542
*	Ingram Micro Inc.	49,916	1,338
*	MicroStrategy Inc. Class A	5,900	1,038
*	DHI Group Inc.	119,550	1,013
*	NCR Corp.	33,200	998
*	Anixter International Inc.	14,300	973
*	NETGEAR Inc.	25,248	783
*	Semtech Corp.	35,290	754
*	Ciber Inc.	208,354	700
*	Virtusa Corp.	15,287	696
*	NeuStar Inc. Class A	23,900	653
	Pericom Semiconductor Corp.	49,682	650
*	Integrated Device Technology Inc.	26,009	615

* Kulicke & Soffa Industries Inc.			44,700	593
Littelfuse Inc.			6,063	586
* Ultratech Inc.			25,413	507
				49,345
Materials (6.0%)
Silgan Holdings Inc.			52,782	2,868
* Chemtura Corp.			89,700	2,490
Schnitzer Steel Industries Inc.			114,301	2,047
Eagle Materials Inc.			17,582	1,468
FMC Corp.			25,400	1,452
* Kraton Performance Polymers Inc.			57,521	1,366
Albemarle Corp.			20,600	1,239
* Boise Cascade Co.			32,996	1,169
Cytec Industries Inc.			16,728	1,012
TimkenSteel Corp.			30,200	898
Cabot Corp.			20,199	838
* LSB Industries Inc.			19,247	819
PH Glatfelter Co.			32,674	768
Rayonier Advanced Materials Inc.			27,800	458
				18,892
Utilities (2.1%)
Portland General Electric Co.			54,770	1,915
Westar Energy Inc. Class A			47,390	1,738
Unitil Corp.			34,279	1,160
Southwest Gas Corp.			18,930	1,031
Piedmont Natural Gas Co. Inc.			21,228	791
				6,635
Total Common Stocks (Cost $239,342)				293,702
	Coupon
Temporary Cash Investments (7.5%)[1]
Money Market Fund (7.2%)
[2,3] Vanguard Market Liquidity Fund	0.136%		22,712,879	22,713

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.3%)
[4,5] Freddie Mac Discount Notes	0.118%	7/31/15	1,000	1,000
Total Temporary Cash Investments (Cost $23,713)				23,713
Total Investments (100.8%) (Cost $263,055)				317,415
Other Assets and Liabilities-Net (-0.8%)[3]				(2,388)
Net Assets (100%)				315,027

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,467,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.9% and 3.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $1,523,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $500,000 have been segregated as initial margin for open futures contracts.

Explorer Value Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	293,702	—	—
Temporary Cash Investments	22,713	1,000	—
Futures Contracts—Liabilities[1]	(78)	—	—
Total	316,337	1,000	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Explorer Value Fund

At May 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2015	91	11,323	132

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2015, the cost of investment securities for tax purposes was $263,055,000. Net unrealized appreciation of investment securities for tax purposes was $54,360,000, consisting of unrealized gains of $65,447,000 on securities that had risen in value since their purchase and $11,087,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Index Fund

Schedule of Investments
As of May 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (14.3%)
Walt Disney Co.	145,572	16,067
* Amazon.com Inc.	31,571	13,551
Comcast Corp. Class A	217,639	12,723
Home Depot Inc.	109,166	12,163
Wal-Mart Stores Inc.	133,874	9,943
McDonald's Corp.	83,073	7,969
Starbucks Corp.	126,524	6,574
* eBay Inc.	106,506	6,535
NIKE Inc. Class B	58,754	5,974
Time Warner Inc.	69,973	5,911
Lowe's Cos. Inc.	80,037	5,601
Costco Wholesale Corp.	36,984	5,274
* Priceline Group Inc.	4,337	5,083
Twenty-First Century Fox Inc. Class A	147,977	4,972
Ford Motor Co.	326,321	4,950
General Motors Co.	134,824	4,850
Time Warner Cable Inc.	23,490	4,249
Target Corp.	53,252	4,224
TJX Cos. Inc.	58,900	3,792
* DIRECTV	39,360	3,583
Yum! Brands Inc.	37,102	3,343
* Netflix Inc.	5,037	3,143
Johnson Controls Inc.	55,875	2,907
CBS Corp. Class B	41,842	2,582
Viacom Inc. Class B	34,187	2,286
VF Corp.	29,021	2,044
* Tesla Motors Inc.	7,987	2,003
* O'Reilly Automotive Inc.	8,914	1,957
Macy's Inc.	28,707	1,922
Dollar General Corp.	26,117	1,896
* AutoZone Inc.	2,746	1,850
L Brands Inc.	20,476	1,772
Ross Stores Inc.	17,923	1,733
Estee Lauder Cos. Inc. Class A	19,358	1,692
Carnival Corp.	35,742	1,656
Las Vegas Sands Corp.	31,685	1,611
* Chipotle Mexican Grill Inc. Class A	2,614	1,609
Omnicom Group Inc.	20,620	1,537
Marriott International Inc. Class A	17,602	1,373
* Dollar Tree Inc.	17,401	1,305
* DISH Network Corp. Class A	18,007	1,275
* CarMax Inc.	17,613	1,251
Starwood Hotels & Resorts Worldwide Inc.	15,086	1,249
Whirlpool Corp.	6,520	1,201
* Charter Communications Inc. Class A	6,697	1,199
Genuine Parts Co.	12,929	1,170
BorgWarner Inc.	19,226	1,156
* Liberty Interactive Corp. Class A	41,304	1,155
Kohl's Corp.	17,558	1,150

* Under Armour Inc. Class A	14,460	1,134
Hanesbrands Inc.	33,497	1,067
Nielsen NV	23,691	1,066
Royal Caribbean Cruises Ltd.	13,891	1,055
* Bed Bath & Beyond Inc.	14,533	1,036
Tractor Supply Co.	11,672	1,017
Harley-Davidson Inc.	18,390	984
* Mohawk Industries Inc.	5,160	963
Advance Auto Parts Inc.	6,084	932
Newell Rubbermaid Inc.	23,341	923
Expedia Inc.	8,560	918
Tiffany & Co.	9,572	897
Staples Inc.	54,358	895
Signet Jewelers Ltd.	6,838	884
Wyndham Worldwide Corp.	10,158	863
* Jarden Corp.	16,115	855
Nordstrom Inc.	11,728	852
* Sirius XM Holdings Inc.	217,818	841
Best Buy Co. Inc.	23,927	830
* Ulta Salon Cosmetics & Fragrance Inc.	5,353	817
Coach Inc.	23,047	815
Gap Inc.	21,114	809
* Michael Kors Holdings Ltd.	17,231	801
Polaris Industries Inc.	5,573	797
Foot Locker Inc.	12,184	770
* Hertz Global Holdings Inc.	37,701	750
Lear Corp.	6,446	748
Goodyear Tire & Rubber Co.	23,157	737
Mattel Inc.	28,510	736
* LKQ Corp.	25,433	727
H&R Block Inc.	22,811	724
Interpublic Group of Cos. Inc.	35,302	721
PVH Corp.	6,877	720
* TripAdvisor Inc.	9,261	706
Hasbro Inc.	9,751	703
DR Horton Inc.	26,871	702
Lennar Corp. Class A	14,791	690
Harman International Industries Inc.	5,700	687
Darden Restaurants Inc.	10,402	682
Wynn Resorts Ltd.	6,767	681
Gannett Co. Inc.	18,860	675
Ralph Lauren Corp. Class A	4,970	648
* Discovery Communications Inc. Class A	19,079	648
Restaurant Brands International Inc.	16,730	647
Fortune Brands Home & Security Inc.	13,824	634
Family Dollar Stores Inc.	8,096	628
* News Corp. Class A	41,402	627
Williams-Sonoma Inc.	7,973	627
* MGM Resorts International	31,020	622
PulteGroup Inc.	31,862	611
* Liberty Media Corp.	16,031	609
* WABCO Holdings Inc.	4,797	606
Leggett & Platt Inc.	11,699	553
Scripps Networks Interactive Inc. Class A	8,090	542
* Toll Brothers Inc.	14,940	540
* Discovery Communications Inc.	17,045	536
Service Corp. International	17,985	523

Domino's Pizza Inc.	4,698	510
* Liberty Ventures Class A	12,144	504
* NVR Inc.	350	476
Carter's Inc.	4,497	464
Garmin Ltd.	10,206	464
* Avis Budget Group Inc.	8,732	445
* Madison Square Garden Co. Class A	5,195	444
KAR Auction Services Inc.	11,771	439
Dunkin' Brands Group Inc.	8,216	438
Dick's Sporting Goods Inc.	8,132	437
* Sally Beauty Holdings Inc.	13,612	425
Gentex Corp.	24,540	422
* Norwegian Cruise Line Holdings Ltd.	7,653	418
Lamar Advertising Co. Class A	6,729	408
Cablevision Systems Corp. Class A	16,440	403
* AMC Networks Inc. Class A	5,105	401
* Visteon Corp.	3,626	397
GameStop Corp. Class A	8,951	389
Cinemark Holdings Inc.	9,535	386
* Panera Bread Co. Class A	2,026	369
* AutoNation Inc.	5,854	365
* Live Nation Entertainment Inc.	11,877	340
* Starz	7,782	327
* Hilton Worldwide Holdings Inc.	11,184	324
* Pandora Media Inc.	16,871	315
Outfront Media Inc.	11,165	309
Graham Holdings Co. Class B	286	306
* Liberty Media Corp. Class A	7,853	301
* Tempur Sealy International Inc.	5,013	299
Brinker International Inc.	5,394	298
Six Flags Entertainment Corp.	6,010	294
* Urban Outfitters Inc.	8,480	292
* Liberty Broadband Corp.	5,158	276
Tupperware Brands Corp.	4,164	274
* Kate Spade & Co.	10,431	258
* Fossil Group Inc.	3,638	258
Wendy's Co.	22,753	256
CST Brands Inc.	6,299	251
Nu Skin Enterprises Inc. Class A	4,884	247
* Vista Outdoor Inc.	5,320	245
Avon Products Inc.	35,687	240
Dillard's Inc. Class A	2,027	235
Thor Industries Inc.	3,796	232
* Murphy USA Inc.	3,872	225
Lions Gate Entertainment Corp.	6,697	222
* HomeAway Inc.	7,750	218
* JC Penney Co. Inc.	25,192	216
DSW Inc. Class A	6,206	215
John Wiley & Sons Inc. Class A	3,670	213
* Cabela's Inc.	4,133	211
Chico's FAS Inc.	12,646	210
* Deckers Outdoor Corp.	2,916	199
AMERCO	604	199
* Hyatt Hotels Corp. Class A	3,448	198
Big Lots Inc.	4,445	195
Aaron's Inc.	5,347	187
Penske Automotive Group Inc.	3,608	186

* Liberty TripAdvisor Holdings Inc. Class A	6,120	171
* DreamWorks Animation SKG Inc. Class A	6,260	169
DeVry Education Group Inc.	5,276	168
Choice Hotels International Inc.	2,924	165
* Ascena Retail Group Inc.	10,810	160
Regal Entertainment Group Class A	6,847	144
Coty Inc. Class A	5,473	136
* Apollo Education Group Inc.	8,021	133
Abercrombie & Fitch Co.	6,098	125
SeaWorld Entertainment Inc.	5,664	122
* ServiceMaster Global Holdings Inc.	3,437	115
Aramark	3,572	112
* Liberty Broadband Corp. Class A	2,041	110
* Sears Holdings Corp.	2,221	95
* GoPro Inc. Class A	1,706	95
* Michaels Cos. Inc.	2,209	60
* Taylor Morrison Home Corp. Class A	2,694	52
Clear Channel Outdoor Holdings Inc. Class A	3,305	37
* zulily Inc. Class A	994	13
		259,083
Consumer Staples (7.8%)
Procter & Gamble Co.	227,361	17,823
Coca-Cola Co.	333,605	13,664
PepsiCo Inc.	127,421	12,287
Philip Morris International Inc.	132,202	10,982
CVS Health Corp.	98,243	10,058
Altria Group Inc.	166,971	8,549
Walgreens Boots Alliance Inc.	80,274	6,891
Mondelez International Inc. Class A	142,166	5,913
Colgate-Palmolive Co.	76,917	5,137
Kraft Foods Group Inc.	50,111	4,232
Kimberly-Clark Corp.	31,753	3,457
Kroger Co.	42,895	3,123
General Mills Inc.	51,654	2,900
Archer-Daniels-Midland Co.	52,187	2,758
Lorillard Inc.	30,541	2,214
Reynolds American Inc.	25,976	1,994
Sysco Corp.	49,145	1,826
Mead Johnson Nutrition Co.	17,004	1,654
Constellation Brands Inc. Class A	13,571	1,600
* Monster Beverage Corp.	12,071	1,536
ConAgra Foods Inc.	35,481	1,370
Kellogg Co.	21,613	1,357
Whole Foods Market Inc.	30,889	1,274
Dr Pepper Snapple Group Inc.	16,554	1,269
Brown-Forman Corp. Class B	13,007	1,226
Hershey Co.	12,637	1,173
Clorox Co.	10,874	1,171
Bunge Ltd.	12,379	1,146
JM Smucker Co.	8,723	1,034
Tyson Foods Inc. Class A	24,330	1,033
Church & Dwight Co. Inc.	11,496	965
Keurig Green Mountain Inc.	11,184	965
Coca-Cola Enterprises Inc.	19,865	879
McCormick & Co. Inc.	10,976	862
Molson Coors Brewing Co. Class B	11,368	834
Energizer Holdings Inc.	5,205	737

* Rite Aid Corp.	82,017	715
Campbell Soup Co.	14,619	707
* WhiteWave Foods Co. Class A	14,451	694
Hormel Foods Corp.	11,166	639
* Hain Celestial Group Inc.	8,458	535
Ingredion Inc.	6,324	518
GNC Holdings Inc. Class A	7,550	336
* Herbalife Ltd.	6,308	328
Flowers Foods Inc.	14,121	317
* Sprouts Farmers Market Inc.	8,038	241
Pinnacle Foods Inc.	4,509	190
Spectrum Brands Holdings Inc.	1,749	169
Pilgrim's Pride Corp.	5,317	136
		141,418
Energy (7.6%)
Exxon Mobil Corp.	360,877	30,747
Chevron Corp.	159,973	16,477
Schlumberger Ltd.	109,359	9,926
ConocoPhillips	103,202	6,572
Occidental Petroleum Corp.	66,036	5,163
Kinder Morgan Inc.	114,168	4,737
EOG Resources Inc.	45,921	4,073
Phillips 66	47,602	3,766
Anadarko Petroleum Corp.	42,450	3,549
Halliburton Co.	70,961	3,222
Williams Cos. Inc.	62,783	3,208
Valero Energy Corp.	44,912	2,661
Baker Hughes Inc.	36,724	2,367
Devon Energy Corp.	34,362	2,241
Marathon Petroleum Corp.	20,055	2,075
Spectra Energy Corp.	56,435	1,985
Apache Corp.	32,469	1,943
Pioneer Natural Resources Co.	12,111	1,790
National Oilwell Varco Inc.	33,156	1,631
Marathon Oil Corp.	56,896	1,547
* Cheniere Energy Inc.	20,049	1,520
Hess Corp.	21,322	1,440
Noble Energy Inc.	32,618	1,428
* Concho Resources Inc.	10,021	1,206
Cabot Oil & Gas Corp.	35,114	1,192
EQT Corp.	12,819	1,090
Tesoro Corp.	10,847	960
Cimarex Energy Co.	7,249	837
* Cameron International Corp.	16,301	837
* Southwestern Energy Co.	32,306	832
* FMC Technologies Inc.	19,783	827
Range Resources Corp.	13,680	758
ONEOK Inc.	17,541	735
HollyFrontier Corp.	16,588	691
Murphy Oil Corp.	14,950	650
Chesapeake Energy Corp.	44,252	624
Helmerich & Payne Inc.	8,042	587
* Whiting Petroleum Corp.	17,156	566
* Dresser-Rand Group Inc.	6,497	550
CONSOL Energy Inc.	19,328	538
* Newfield Exploration Co.	13,671	517
Energen Corp.	6,160	426

Oceaneering International Inc.	8,379	426
Targa Resources Corp.	4,069	374
Nabors Industries Ltd.	24,807	366
Seadrill Ltd.	29,703	354
* Gulfport Energy Corp.	7,892	341
* Continental Resources Inc.	7,070	322
* First Solar Inc.	6,077	302
Superior Energy Services Inc.	12,904	298
World Fuel Services Corp.	5,938	297
* Cobalt International Energy Inc.	28,837	293
SM Energy Co.	5,545	290
QEP Resources Inc.	14,770	278
Patterson-UTI Energy Inc.	11,963	242
* Dril-Quip Inc.	3,159	239
Rowan Cos. plc Class A	10,325	222
* WPX Energy Inc.	16,762	216
* SolarCity Corp.	3,576	215
Denbury Resources Inc.	28,885	213
* NOW Inc.	8,868	205
California Resources Corp.	25,957	204
Golar LNG Ltd.	4,202	200
* Oasis Petroleum Inc.	11,486	195
* Antero Resources Corp.	4,662	187
* Ultra Petroleum Corp.	12,637	176
Diamond Offshore Drilling Inc.	5,619	170
Atwood Oceanics Inc.	5,300	163
* Oil States International Inc.	3,926	160
PBF Energy Inc. Class A	5,769	155
* Unit Corp.	4,187	132
* Laredo Petroleum Inc.	9,476	129
* SunPower Corp. Class A	3,805	116
* Rice Energy Inc.	4,444	97
* Memorial Resource Development Corp.	4,257	80
* Kosmos Energy Ltd.	8,781	78
Peabody Energy Corp.	22,501	76
RPC Inc.	4,766	69
Frank's International NV	2,668	53
* SandRidge Energy Inc.	40,791	50
CVR Energy Inc.	1,234	48
* EP Energy Corp. Class A	2,807	37
* Seventy Seven Energy Inc.	2,676	16
		136,575
Financial Services (18.9%)
Wells Fargo & Co.	401,252	22,454
* Berkshire Hathaway Inc. Class B	153,829	21,998
JPMorgan Chase & Co.	317,996	20,918
Bank of America Corp.	883,508	14,578
Citigroup Inc.	255,320	13,808
Visa Inc. Class A	168,549	11,576
MasterCard Inc. Class A	84,499	7,796
Goldman Sachs Group Inc.	37,571	7,747
American International Group Inc.	115,378	6,762
US Bancorp	144,373	6,224
American Express Co.	76,255	6,079
Morgan Stanley	128,899	4,924
Simon Property Group Inc.	26,194	4,752
PNC Financial Services Group Inc.	44,907	4,297

Bank of New York Mellon Corp.	95,866	4,157
MetLife Inc.	78,687	4,112
Capital One Financial Corp.	48,031	4,013
BlackRock Inc.	10,720	3,921
American Tower Corporation	35,532	3,297
Prudential Financial Inc.	38,660	3,271
ACE Ltd.	28,448	3,029
Charles Schwab Corp.	94,474	2,990
State Street Corp.	36,245	2,825
Travelers Cos. Inc.	27,076	2,738
Marsh & McLennan Cos. Inc.	46,273	2,694
CME Group Inc.	26,807	2,525
Aon plc	23,589	2,388
BB&T Corp.	60,405	2,384
Aflac Inc.	38,175	2,375
McGraw Hill Financial Inc.	22,881	2,374
Public Storage	12,106	2,343
Allstate Corp.	34,407	2,316
Crown Castle International Corp.	28,114	2,293
Intercontinental Exchange Inc.	9,680	2,292
Equity Residential	30,373	2,257
Discover Financial Services	37,191	2,167
Health Care REIT Inc.	29,306	2,059
Ameriprise Financial Inc.	15,982	1,991
SunTrust Banks Inc.	44,780	1,911
Chubb Corp.	19,408	1,892
AvalonBay Communities Inc.	10,982	1,828
Ventas Inc.	27,192	1,809
T. Rowe Price Group Inc.	22,074	1,781
Franklin Resources Inc.	33,407	1,701
* Fiserv Inc.	21,012	1,684
Boston Properties Inc.	12,918	1,680
Prologis Inc.	42,007	1,663
Moody's Corp.	15,037	1,625
Vornado Realty Trust	15,832	1,581
Fidelity National Information Services Inc.	24,208	1,518
HCP Inc.	38,508	1,491
Northern Trust Corp.	19,951	1,487
* Alliance Data Systems Corp.	4,947	1,474
Hartford Financial Services Group Inc.	35,685	1,467
Invesco Ltd.	36,353	1,448
Fifth Third Bancorp	71,520	1,448
Weyerhaeuser Co.	44,213	1,440
Progressive Corp.	49,746	1,360
General Growth Properties Inc.	47,680	1,351
M&T Bank Corp.	11,078	1,339
Principal Financial Group Inc.	24,818	1,283
Equinix Inc.	4,751	1,274
Host Hotels & Resorts Inc.	63,684	1,269
Lincoln National Corp.	22,245	1,268
Thomson Reuters Corp.	29,916	1,195
Essex Property Trust Inc.	5,256	1,170
Regions Financial Corp.	115,893	1,169
Loews Corp.	27,381	1,099
Macerich Co.	13,358	1,097
KeyCorp	74,242	1,082
* FleetCor Technologies Inc.	6,943	1,056

* Affiliated Managers Group Inc.	4,644	1,039
Equifax Inc.	10,341	1,037
Western Union Co.	45,297	994
XL Group plc Class A	25,481	960
SL Green Realty Corp.	8,090	960
* Markel Corp.	1,175	908
* CBRE Group Inc. Class A	23,562	901
Realty Income Corp.	19,560	891
FNF Group	23,322	885
TD Ameritrade Holding Corp.	22,669	842
Annaly Capital Management Inc.	79,678	832
Kimco Realty Corp.	34,560	828
Huntington Bancshares Inc.	69,626	775
Federal Realty Investment Trust	5,657	761
Leucadia National Corp.	30,666	755
Unum Group	21,457	750
Digital Realty Trust Inc.	11,331	748
Comerica Inc.	15,104	739
* E*TRADE Financial Corp.	24,257	715
CIT Group Inc.	15,399	712
Everest Re Group Ltd.	3,846	698
First Republic Bank	11,504	697
Cincinnati Financial Corp.	13,613	689
Extra Space Storage Inc.	9,784	685
* Arch Capital Group Ltd.	10,709	684
UDR Inc.	20,955	682
American Realty Capital Properties Inc.	76,331	677
Arthur J Gallagher & Co.	13,864	672
* Alleghany Corp.	1,386	659
New York Community Bancorp Inc.	36,849	654
Navient Corp.	33,800	651
Jones Lang LaSalle Inc.	3,715	644
Torchmark Corp.	11,031	630
American Capital Agency Corp.	29,323	612
MSCI Inc. Class A	9,857	612
Raymond James Financial Inc.	10,506	611
Plum Creek Timber Co. Inc.	14,752	609
FactSet Research Systems Inc.	3,600	595
Global Payments Inc.	5,691	594
* Signature Bank	4,193	586
* Realogy Holdings Corp.	12,366	581
Lazard Ltd. Class A	10,413	579
Total System Services Inc.	13,960	575
Iron Mountain Inc.	15,681	572
* SVB Financial Group	4,234	571
Alexandria Real Estate Equities Inc.	6,104	566
Broadridge Financial Solutions Inc.	10,115	548
Reinsurance Group of America Inc. Class A	5,804	543
WP Carey Inc.	8,385	534
Duke Realty Corp.	27,293	534
Camden Property Trust	7,101	532
SEI Investments Co.	11,099	531
PartnerRe Ltd.	3,944	518
East West Bancorp Inc.	11,945	512
* Ally Financial Inc.	22,491	510
NASDAQ OMX Group Inc.	9,817	508
Kilroy Realty Corp.	7,338	507

Zions Bancorporation	17,089	494
Regency Centers Corp.	7,809	493
* Howard Hughes Corp.	3,319	489
Voya Financial Inc.	10,694	485
HCC Insurance Holdings Inc.	8,415	481
Mid-America Apartment Communities Inc.	6,241	477
Omega Healthcare Investors Inc.	13,207	476
Axis Capital Holdings Ltd.	8,631	475
Starwood Property Trust Inc.	19,780	473
Legg Mason Inc.	8,751	467
Jack Henry & Associates Inc.	7,141	465
Apartment Investment & Management Co.	11,897	451
DDR Corp.	25,360	429
Liberty Property Trust	12,192	426
Hudson City Bancorp Inc.	44,516	424
* Vantiv Inc. Class A	10,567	423
National Retail Properties Inc.	11,174	419
NorthStar Realty Finance Corp.	23,000	417
CBOE Holdings Inc.	7,111	416
People's United Financial Inc.	26,131	407
WR Berkley Corp.	8,297	407
Eaton Vance Corp.	9,960	404
Assurant Inc.	6,087	401
Dun & Bradstreet Corp.	3,133	401
Senior Housing Properties Trust	19,773	396
Spirit Realty Capital Inc.	36,586	395
Taubman Centers Inc.	5,280	391
RenaissanceRe Holdings Ltd.	3,794	387
PacWest Bancorp	8,571	385
American Financial Group Inc.	6,036	383
Equity LifeStyle Properties Inc.	6,914	379
* Forest City Enterprises Inc. Class A	16,162	373
Hospitality Properties Trust	12,344	373
Assured Guaranty Ltd.	13,012	372
* SLM Corp.	35,541	365
City National Corp.	3,948	364
* Zillow Group Inc. Class A	3,939	360
American Campus Communities Inc.	9,215	359
Allied World Assurance Co. Holdings AG	8,380	356
Citizens Financial Group Inc.	13,262	356
Douglas Emmett Inc.	12,096	355
Home Properties Inc.	4,712	350
BioMed Realty Trust Inc.	17,121	349
Weingarten Realty Investors	10,327	348
* Synchrony Financial	10,620	343
NorthStar Asset Management Group Inc.	15,446	338
Corrections Corp. of America	9,563	336
Waddell & Reed Financial Inc. Class A	7,009	335
Synovus Financial Corp.	11,470	333
* Genworth Financial Inc. Class A	41,759	332
Old Republic International Corp.	21,440	331
White Mountains Insurance Group Ltd.	510	331
Cullen/Frost Bankers Inc.	4,391	322
Brown & Brown Inc.	9,950	322
Two Harbors Investment Corp.	30,034	321
Commerce Bancshares Inc.	7,015	313
LPL Financial Holdings Inc.	7,185	306

Validus Holdings Ltd.	6,934	298
* CoreLogic Inc.	7,607	297
Retail Properties of America Inc.	19,402	291
First Horizon National Corp.	19,570	289
BankUnited Inc.	8,427	283
* Popular Inc.	8,499	276
* Equity Commonwealth	10,647	274
StanCorp Financial Group Inc.	3,626	269
Columbia Property Trust Inc.	10,333	269
Federated Investors Inc. Class B	7,718	269
Rayonier Inc.	10,396	268
First Niagara Financial Group Inc.	29,461	262
Hanover Insurance Group Inc.	3,634	259
* Communications Sales & Leasing Inc.	9,890	258
Healthcare Trust of America Inc. Class A	10,331	256
Gaming and Leisure Properties Inc.	6,985	256
Post Properties Inc.	4,485	255
Tanger Factory Outlet Centers Inc.	7,507	252
* Chimera Investment Corp.	16,849	243
CBL & Associates Properties Inc.	13,682	241
MFA Financial Inc.	30,146	239
Aspen Insurance Holdings Ltd.	5,121	237
Bank of Hawaii Corp.	3,758	236
Associated Banc-Corp	12,244	232
Paramount Group Inc.	12,519	230
Endurance Specialty Holdings Ltd.	3,768	229
Piedmont Office Realty Trust Inc. Class A	12,732	219
TCF Financial Corp.	13,808	217
WP GLIMCHER Inc.	15,189	214
ProAssurance Corp.	4,664	211
Brandywine Realty Trust	14,773	208
American Homes 4 Rent Class A	12,371	206
Corporate Office Properties Trust	7,750	199
Fulton Financial Corp.	14,594	185
* Santander Consumer USA Holdings Inc.	7,288	179
Urban Edge Properties	8,198	177
Erie Indemnity Co. Class A	2,057	167
Interactive Brokers Group Inc.	4,482	160
BOK Financial Corp.	2,259	146
Morningstar Inc.	1,670	129
Mercury General Corp.	2,272	126
* FNFV Group	7,687	118
Brixmor Property Group Inc.	4,489	111
* MBIA Inc.	11,780	106
* LendingClub Corp.	5,470	105
Artisan Partners Asset Management Inc. Class A	2,295	101
TFS Financial Corp.	6,321	94
CNA Financial Corp.	2,252	87
* Ocwen Financial Corp.	7,826	79
American National Insurance Co.	597	62
* Nationstar Mortgage Holdings Inc.	2,135	42
		340,633
Health Care (14.5%)
Johnson & Johnson	237,698	23,803
Pfizer Inc.	535,940	18,624
Merck & Co. Inc.	245,536	14,951
* Gilead Sciences Inc.	129,082	14,492

Amgen Inc.	63,609	9,939
UnitedHealth Group Inc.	82,351	9,899
AbbVie Inc.	141,239	9,405
* Actavis plc	30,542	9,371
Medtronic plc	120,170	9,171
Bristol-Myers Squibb Co.	139,304	8,999
* Biogen Inc.	19,938	7,915
* Celgene Corp.	67,354	7,708
Eli Lilly & Co.	82,705	6,525
Abbott Laboratories	126,243	6,135
* Express Scripts Holding Co.	61,725	5,379
McKesson Corp.	19,374	4,596
Thermo Fisher Scientific Inc.	33,534	4,347
Anthem Inc.	22,155	3,719
Aetna Inc.	30,124	3,554
* Regeneron Pharmaceuticals Inc.	6,635	3,401
Cigna Corp.	22,664	3,192
Baxter International Inc.	45,614	3,038
Humana Inc.	13,084	2,808
* Alexion Pharmaceuticals Inc.	16,672	2,731
Stryker Corp.	28,333	2,724
* Vertex Pharmaceuticals Inc.	19,936	2,558
Cardinal Health Inc.	28,617	2,523
Becton Dickinson and Co.	17,593	2,472
* Illumina Inc.	11,720	2,415
* Mylan NV	31,403	2,281
Perrigo Co. plc	11,868	2,258
* HCA Holdings Inc.	27,496	2,250
AmerisourceBergen Corp. Class A	19,053	2,145
Zoetis Inc.	42,106	2,096
* Boston Scientific Corp.	111,158	2,031
St. Jude Medical Inc.	23,965	1,767
* Cerner Corp.	25,046	1,685
* BioMarin Pharmaceutical Inc.	13,296	1,670
Zimmer Holdings Inc.	14,157	1,615
* Intuitive Surgical Inc.	3,030	1,478
* Incyte Corp.	12,109	1,334
* DaVita HealthCare Partners Inc.	15,000	1,257
* Endo International plc	14,918	1,249
* Mallinckrodt plc	9,552	1,236
* Hospira Inc.	13,976	1,236
* Edwards Lifesciences Corp.	8,929	1,167
Agilent Technologies Inc.	28,060	1,156
CR Bard Inc.	6,401	1,090
* Catamaran Corp.	17,441	1,044
* Henry Schein Inc.	7,191	1,019
* Laboratory Corp. of America Holdings	8,360	986
Universal Health Services Inc. Class B	7,490	971
Quest Diagnostics Inc.	12,040	906
* Jazz Pharmaceuticals plc	4,968	891
* Medivation Inc.	6,382	843
* Alnylam Pharmaceuticals Inc.	6,011	788
Omnicare Inc.	8,254	786
* Varian Medical Systems Inc.	8,783	761
* United Therapeutics Corp.	4,040	742
* Alkermes plc	12,059	737
Cooper Cos. Inc.	4,053	737

* Centene Corp.	9,728	733
* Hologic Inc.	20,048	717
ResMed Inc.	11,880	699
DENTSPLY International Inc.	11,852	617
* MEDNAX Inc.	8,501	605
* IDEXX Laboratories Inc.	4,013	544
* Brookdale Senior Living Inc.	14,292	539
* Community Health Systems Inc.	9,732	538
PerkinElmer Inc.	9,557	504
* QIAGEN NV	19,705	484
* Sirona Dental Systems Inc.	4,775	471
Teleflex Inc.	3,430	442
* Tenet Healthcare Corp.	8,211	437
* Health Net Inc.	6,785	422
* Align Technology Inc.	6,771	411
* athenahealth Inc.	3,204	374
* VCA Inc.	6,975	366
* Seattle Genetics Inc.	8,342	359
* Alere Inc.	6,848	353
Patterson Cos. Inc.	7,054	337
* Quintiles Transnational Holdings Inc.	4,495	313
Bio-Techne Corp.	3,071	311
* Intercept Pharmaceuticals Inc.	1,191	304
* Charles River Laboratories International Inc.	4,084	295
* LifePoint Health Inc.	3,749	282
* Bio-Rad Laboratories Inc. Class A	1,773	256
* Envision Healthcare Holdings Inc.	6,781	251
Hill-Rom Holdings Inc.	4,782	247
* Myriad Genetics Inc.	6,202	211
* Allscripts Healthcare Solutions Inc.	14,837	209
* Bruker Corp.	9,161	182
* Halyard Health Inc.	3,881	161
* Pharmacyclics Inc.	432	113
* Premier Inc. Class A	2,540	97
* Veeva Systems Inc. Class A	3,223	87
* VWR Corp.	2,524	69
* Juno Therapeutics Inc.	851	45
		261,991
Materials & Processing (4.0%)
EI du Pont de Nemours & Co.	77,234	5,484
Dow Chemical Co.	101,210	5,270
Monsanto Co.	40,640	4,754
LyondellBasell Industries NV Class A	33,285	3,365
Praxair Inc.	24,619	3,025
PPG Industries Inc.	11,622	2,660
Air Products & Chemicals Inc.	17,874	2,623
Precision Castparts Corp.	12,167	2,575
Ecolab Inc.	22,458	2,575
Sherwin-Williams Co.	6,767	1,950
International Paper Co.	36,482	1,891
Freeport-McMoRan Inc.	87,320	1,716
Ingersoll-Rand plc	22,743	1,564
Sigma-Aldrich Corp.	10,035	1,398
Mosaic Co.	28,125	1,290
CF Industries Holdings Inc.	4,026	1,272
Nucor Corp.	26,765	1,266
Alcoa Inc.	98,578	1,232

Newmont Mining Corp.	41,951	1,143
Fastenal Co.	24,981	1,037
Vulcan Materials Co.	11,079	996
Eastman Chemical Co.	12,715	976
Celanese Corp. Class A	13,052	899
Sealed Air Corp.	18,220	887
Ball Corp.	11,622	825
Masco Corp.	30,026	813
International Flavors & Fragrances Inc.	6,773	806
Rock-Tenn Co. Class A	12,127	790
Martin Marietta Materials Inc.	5,205	776
Ashland Inc.	5,823	742
MeadWestvaco Corp.	14,140	715
Acuity Brands Inc.	3,645	643
* Crown Holdings Inc.	11,578	640
FMC Corp.	11,146	637
Airgas Inc.	6,213	633
* WR Grace & Co.	6,361	623
Valspar Corp.	7,111	593
Albemarle Corp.	9,589	577
Packaging Corp. of America	8,308	575
RPM International Inc.	11,288	565
Steel Dynamics Inc.	20,203	441
Lennox International Inc.	3,765	424
Owens Corning	9,711	411
Reliance Steel & Aluminum Co.	6,415	409
Hexcel Corp.	8,235	406
Bemis Co. Inc.	8,305	382
Sonoco Products Co.	8,411	379
Huntsman Corp.	16,592	372
Southern Copper Corp.	12,046	362
Cytec Industries Inc.	5,974	361
AptarGroup Inc.	5,572	355
Royal Gold Inc.	5,370	348
Eagle Materials Inc.	4,133	345
NewMarket Corp.	743	342
* Owens-Illinois Inc.	13,955	334
Allegheny Technologies Inc.	9,018	293
United States Steel Corp.	11,901	290
Timken Co.	6,727	263
Valmont Industries Inc.	2,052	255
Compass Minerals International Inc.	2,815	243
Westlake Chemical Corp.	3,405	240
Domtar Corp.	5,355	231
Scotts Miracle-Gro Co. Class A	3,730	229
* USG Corp.	7,766	224
Cabot Corp.	5,325	221
* Armstrong World Industries Inc.	3,806	209
* Platform Specialty Products Corp.	7,869	206
Silgan Holdings Inc.	3,650	198
Tahoe Resources Inc.	13,066	182
Carpenter Technology Corp.	4,415	180
* Axalta Coating Systems Ltd.	4,767	163
* MRC Global Inc.	8,462	130
Greif Inc. Class A	2,650	101
TimkenSteel Corp.	3,367	100
Cliffs Natural Resources Inc.	12,765	68

Rayonier Advanced Materials Inc.	3,294	54
* Veritiv Corp.	726	30
		72,582
Other (0.0%)[2]
Restaurant Brands International LP	78	3

Producer Durables (10.9%)
General Electric Co.	842,515	22,975
United Technologies Corp.	77,075	9,031
3M Co.	54,981	8,746
Boeing Co.	58,091	8,163
Union Pacific Corp.	76,151	7,684
Honeywell International Inc.	65,834	6,860
United Parcel Service Inc. Class B	59,564	5,910
Accenture plc Class A	53,230	5,112
Caterpillar Inc.	52,499	4,479
Danaher Corp.	51,081	4,409
FedEx Corp.	24,868	4,308
Lockheed Martin Corp.	22,824	4,295
General Dynamics Corp.	25,750	3,609
Emerson Electric Co.	59,034	3,560
Automatic Data Processing Inc.	40,568	3,469
Delta Air Lines Inc.	71,241	3,058
CSX Corp.	84,447	2,878
Eaton Corp. plc	40,089	2,870
Raytheon Co.	26,334	2,719
Northrop Grumman Corp.	16,992	2,705
Deere & Co.	28,770	2,695
American Airlines Group Inc.	60,518	2,564
Illinois Tool Works Inc.	25,581	2,400
Norfolk Southern Corp.	26,056	2,397
Southwest Airlines Co.	58,205	2,157
Cummins Inc.	15,543	2,107
Waste Management Inc.	39,130	1,943
PACCAR Inc.	29,812	1,895
* United Continental Holdings Inc.	31,447	1,717
Roper Technologies Inc.	8,383	1,467
Rockwell Automation Inc.	11,642	1,431
Tyco International plc	35,176	1,420
Parker-Hannifin Corp.	11,662	1,404
Paychex Inc.	27,402	1,354
Stanley Black & Decker Inc.	13,146	1,347
WW Grainger Inc.	4,899	1,177
Pall Corp.	9,281	1,155
AMETEK Inc.	20,661	1,111
Rockwell Collins Inc.	11,304	1,076
Textron Inc.	23,513	1,063
Xerox Corp.	92,764	1,059
Dover Corp.	13,916	1,049
* Verisk Analytics Inc. Class A	14,024	1,018
TransDigm Group Inc.	4,447	1,005
Pentair plc	15,422	987
* Stericycle Inc.	7,120	978
* Waters Corp.	7,158	956
Republic Services Inc. Class A	22,391	902
L-3 Communications Holdings Inc.	7,257	855
Kansas City Southern	9,359	847

Wabtec Corp.	8,168	819
* Mettler-Toledo International Inc.	2,461	799
CH Robinson Worldwide Inc.	12,551	775
Expeditors International of Washington Inc.	16,596	761
Snap-on Inc.	4,871	757
Towers Watson & Co. Class A	5,459	753
Alaska Air Group Inc.	11,483	742
* United Rentals Inc.	8,252	734
Cintas Corp.	8,368	720
* IHS Inc. Class A	5,694	703
Fluor Corp.	12,319	693
JB Hunt Transport Services Inc.	7,818	657
Robert Half International Inc.	11,479	647
Flowserve Corp.	11,542	635
* CoStar Group Inc.	2,730	570
Xylem Inc.	15,306	560
ManpowerGroup Inc.	6,608	559
* Spirit AeroSystems Holdings Inc. Class A	10,209	557
ADT Corp.	14,718	537
Hubbell Inc. Class B	4,966	536
Carlisle Cos. Inc.	5,383	534
* Middleby Corp.	4,837	526
* Quanta Services Inc.	17,794	522
IDEX Corp.	6,678	516
Allegion plc	8,158	509
* Trimble Navigation Ltd.	21,716	509
Waste Connections Inc.	10,481	509
Huntington Ingalls Industries Inc.	4,097	508
B/E Aerospace Inc.	8,712	500
Avery Dennison Corp.	8,037	498
* Jacobs Engineering Group Inc.	11,212	485
* Zebra Technologies Corp.	4,223	463
* Keysight Technologies Inc.	14,033	461
AO Smith Corp.	6,412	458
Chicago Bridge & Iron Co. NV	8,320	451
Nordson Corp.	5,362	434
Lincoln Electric Holdings Inc.	6,417	431
Donaldson Co. Inc.	12,086	431
* AECOM	12,614	417
Ryder System Inc.	4,418	405
* Colfax Corp.	7,899	398
Trinity Industries Inc.	13,099	393
AGCO Corp.	7,720	392
* Spirit Airlines Inc.	6,007	382
* Orbital ATK Inc.	4,918	376
Graco Inc.	5,176	376
* Old Dominion Freight Line Inc.	5,369	365
* Kirby Corp.	4,759	365
Pitney Bowes Inc.	16,691	365
FLIR Systems Inc.	11,696	357
* Genesee & Wyoming Inc. Class A	4,316	355
Allison Transmission Holdings Inc.	11,383	348
Oshkosh Corp.	6,509	327
Joy Global Inc.	8,289	323
ITT Corp.	7,552	322
* Copart Inc.	9,261	320
Toro Co.	4,684	320

Air Lease Corp. Class A	8,409	316
RR Donnelley & Sons Co.	16,423	315
Babcock & Wilcox Co.	9,138	304
* Genpact Ltd.	13,132	295
Regal Beloit Corp.	3,749	293
Triumph Group Inc.	4,336	289
* HD Supply Holdings Inc.	8,749	284
* Clean Harbors Inc.	4,989	281
MSC Industrial Direct Co. Inc. Class A	3,923	272
* WESCO International Inc.	3,726	268
SPX Corp.	3,376	251
Crane Co.	4,073	247
National Instruments Corp.	8,210	246
Landstar System Inc.	3,734	244
Lexmark International Inc. Class A	5,158	237
Copa Holdings SA Class A	2,751	235
Kennametal Inc.	6,504	235
KBR Inc.	12,199	234
Terex Corp.	9,108	225
GATX Corp.	3,876	216
Manitowoc Co. Inc.	11,195	211
Covanta Holding Corp.	8,950	198
Rollins Inc.	7,886	196
* KLX Inc.	4,406	193
Con-way Inc.	4,752	192
Teekay Corp.	3,835	176
Booz Allen Hamilton Holding Corp. Class A	6,216	158
* Navistar International Corp.	4,555	121
Tidewater Inc.	3,875	95
* Vectrus Inc.	728	18
		196,386
Technology (16.7%)
Apple Inc.	506,647	66,006
Microsoft Corp.	694,026	32,522
Intel Corp.	418,290	14,414
International Business Machines Corp.	79,491	13,486
* Facebook Inc. Class A	165,924	13,140
* Google Inc. Class A	23,584	12,861
* Google Inc. Class C	23,931	12,734
Cisco Systems Inc.	430,404	12,615
Oracle Corp.	275,965	12,002
QUALCOMM Inc.	141,816	9,882
Hewlett-Packard Co.	159,313	5,321
Texas Instruments Inc.	90,734	5,074
EMC Corp.	163,362	4,303
* Salesforce.com inc	51,592	3,753
* Yahoo! Inc.	79,661	3,420
* Cognizant Technology Solutions Corp. Class A	51,167	3,312
* Adobe Systems Inc.	41,844	3,309
Avago Technologies Ltd. Class A	21,081	3,121
Broadcom Corp. Class A	44,955	2,556
* Micron Technology Inc.	89,986	2,513
Intuit Inc.	23,894	2,489
Corning Inc.	109,937	2,300
Applied Materials Inc.	102,339	2,060
Western Digital Corp.	18,721	1,823
Analog Devices Inc.	26,402	1,794

Skyworks Solutions Inc.	15,974	1,747
* LinkedIn Corp. Class A	8,804	1,716
* Electronic Arts Inc.	26,464	1,661
* Twitter Inc.	43,367	1,590
Amphenol Corp. Class A	26,481	1,511
Symantec Corp.	58,143	1,432
Altera Corp.	26,353	1,287
* Red Hat Inc.	15,974	1,234
SanDisk Corp.	17,959	1,228
* SBA Communications Corp. Class A	10,865	1,215
* Akamai Technologies Inc.	14,881	1,135
Lam Research Corp.	13,686	1,126
Xilinx Inc.	22,597	1,072
Activision Blizzard Inc.	41,665	1,052
* Autodesk Inc.	19,185	1,039
NVIDIA Corp.	46,890	1,038
* ServiceNow Inc.	12,958	993
Linear Technology Corp.	19,964	955
Juniper Networks Inc.	34,192	951
Motorola Solutions Inc.	15,604	921
* Citrix Systems Inc.	13,820	898
NetApp Inc.	26,259	877
Harris Corp.	10,674	846
Computer Sciences Corp.	12,256	841
Microchip Technology Inc.	16,860	828
KLA-Tencor Corp.	13,836	825
Maxim Integrated Products Inc.	23,526	825
CA Inc.	26,974	821
* F5 Networks Inc.	6,335	796
* Palo Alto Networks Inc.	4,564	774
Amdocs Ltd.	13,336	731
CDK Global Inc.	13,554	722
* Splunk Inc.	10,421	705
* ANSYS Inc.	7,732	688
* SunEdison Inc.	22,298	668
* Synopsys Inc.	12,892	643
* VMware Inc. Class A	7,293	637
* Workday Inc. Class A	7,966	629
* Gartner Inc.	7,134	624
* VeriSign Inc.	9,359	591
Avnet Inc.	11,711	515
* Arrow Electronics Inc.	8,430	512
* ON Semiconductor Corp.	37,061	491
* Cadence Design Systems Inc.	24,408	483
Marvell Technology Group Ltd.	33,787	473
* Teradata Corp.	12,030	468
* Fortinet Inc.	11,596	465
IAC/InterActiveCorp	6,167	463
Brocade Communications Systems Inc.	36,628	453
* Informatica Corp.	9,011	436
* NCR Corp.	14,198	427
Jabil Circuit Inc.	17,088	420
* PTC Inc.	10,030	414
* Rackspace Hosting Inc.	9,812	393
* Freescale Semiconductor Ltd.	8,713	393
* Nuance Communications Inc.	22,060	372
* VeriFone Systems Inc.	9,443	360

Teradyne Inc.	16,849	356
* Tableau Software Inc. Class A	3,132	355
* Ingram Micro Inc.	13,126	352
* FireEye Inc.	7,489	349
* ARRIS Group Inc.	10,373	342
* AOL Inc.	6,602	330
* NetSuite Inc.	3,465	324
Atmel Corp.	34,575	307
DST Systems Inc.	2,407	285
* Cree Inc.	9,295	281
Solera Holdings Inc.	5,642	278
CDW Corp.	7,185	267
* IPG Photonics Corp.	2,758	262
* SolarWinds Inc.	5,478	260
* Groupon Inc. Class A	39,461	252
* JDS Uniphase Corp.	19,011	244
Leidos Holdings Inc.	5,316	226
* Yelp Inc. Class A	4,215	202
* Tech Data Corp.	3,185	201
* 3D Systems Corp.	9,064	198
* IMS Health Holdings Inc.	6,246	186
Diebold Inc.	5,410	185
* EchoStar Corp. Class A	3,627	182
* Zynga Inc. Class A	59,589	176
* CommScope Holding Co. Inc.	5,219	163
Dolby Laboratories Inc. Class A	4,043	158
Vishay Intertechnology Inc.	11,240	146
* Stratasys Ltd.	4,083	145
* Knowles Corp.	7,108	138
* Rovi Corp.	7,841	131
* Advanced Micro Devices Inc.	50,950	116
Sabre Corp.	3,570	93
* Inovalon Holdings Inc. Class A	2,077	55
AVX Corp.	3,577	51
* Arista Networks Inc.	516	36
		301,852
Utilities (5.0%)
Verizon Communications Inc.	347,923	17,201
AT&T Inc.	436,111	15,063
Duke Energy Corp.	59,430	4,501
NextEra Energy Inc.	36,647	3,750
Dominion Resources Inc.	48,912	3,449
Southern Co.	74,916	3,273
Exelon Corp.	72,164	2,441
American Electric Power Co. Inc.	41,095	2,313
Sempra Energy	20,658	2,220
PG&E Corp.	39,099	2,091
PPL Corp.	55,878	1,940
Public Service Enterprise Group Inc.	42,595	1,816
Edison International	27,471	1,670
CenturyLink Inc.	48,147	1,600
Consolidated Edison Inc.	24,677	1,526
Xcel Energy Inc.	42,222	1,438
Eversource Energy	26,639	1,312
* Level 3 Communications Inc.	23,307	1,293
FirstEnergy Corp.	35,292	1,259
NiSource Inc.	26,526	1,251

DTE Energy Co.			14,962	1,185
Entergy Corp.			15,154	1,159
Wisconsin Energy Corp.			18,983	916
* T-Mobile US Inc.			22,133	861
AES Corp.			61,011	830
Ameren Corp.			20,260	815
American Water Works Co. Inc.			15,066	797
CMS Energy Corp.			22,729	776
CenterPoint Energy Inc.			36,127	736
NRG Energy Inc.			28,092	708
* Calpine Corp.			32,735	658
SCANA Corp.			11,845	630
Pepco Holdings Inc.			21,135	576
Alliant Energy Corp.			9,315	571
Pinnacle West Capital Corp.			9,329	568
UGI Corp.			14,373	538
OGE Energy Corp.			16,550	521
AGL Resources Inc.			10,031	505
Integrys Energy Group Inc.			6,618	476
ITC Holdings Corp.			13,266	468
National Fuel Gas Co.			7,091	456
Atmos Energy Corp.			8,433	456
Frontier Communications Corp.			83,353	429
Aqua America Inc.			14,941	393
Westar Energy Inc. Class A			10,629	390
TECO Energy Inc.			19,201	362
Questar Corp.			14,763	335
Great Plains Energy Inc.			12,715	331
MDU Resources Group Inc.			15,729	329
Vectren Corp.			6,848	292
* Sprint Corp.			59,682	278
Hawaiian Electric Industries Inc.			9,029	276
Telephone & Data Systems Inc.			7,129	212
* Windstream Holdings Inc.			8,236	67
* Zayo Group Holdings Inc.			2,090	55
* United States Cellular Corp.			1,126	44
				90,406
Total Common Stocks (Cost $1,497,507)				1,800,929
Temporary Cash Investments (0.0%)[1]
			Face
		Maturity	Amount
	Coupon	Date	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Federal Home Loan Bank Discount Notes	0.150%	11/13/15	100	100
[4,5] Freddie Mac Discount Notes	0.118%	7/31/15	600	600
				700
Total Temporary Cash Investments (Cost $700)				700
Total Investments (99.7%) (Cost $1,498,207)				1,801,629
Other Assets and Liabilities-Net (0.3%)				4,823
Net Assets (100%)				1,806,452

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.3%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.

3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $700,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,800,816	—	113
Temporary Cash Investments	—	700	—
Futures Contracts—Liabilities[1]	(26)	—	—
Total	1,800,790	700	113
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the

Russell 1000 Index Fund

clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2015	52	5,476	(20)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At May 31, 2015, the cost of investment securities for tax purposes was $1,498,208,000. Net unrealized appreciation of investment securities for tax purposes was $303,421,000, consisting of unrealized gains of $330,704,000 on securities that had risen in value since their purchase and $27,283,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Value Index Fund

Schedule of Investments
As of May 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (7.5%)
Wal-Mart Stores Inc.	227,981	16,932
Time Warner Inc.	132,557	11,198
Ford Motor Co.	618,626	9,385
General Motors Co.	255,563	9,193
Target Corp.	90,794	7,202
Walt Disney Co.	44,756	4,940
Johnson Controls Inc.	77,609	4,037
Carnival Corp.	67,704	3,137
Twenty-First Century Fox Inc. Class A	73,746	2,478
L Brands Inc.	24,715	2,138
Whirlpool Corp.	11,341	2,090
Kohl's Corp.	31,179	2,042
Royal Caribbean Cruises Ltd.	26,385	2,005
* Mohawk Industries Inc.	9,881	1,844
Staples Inc.	102,398	1,686
Comcast Corp. Class A	23,619	1,381
Starwood Hotels & Resorts Worldwide Inc.	15,703	1,300
Darden Restaurants Inc.	19,586	1,284
Gannett Co. Inc.	35,826	1,282
Foot Locker Inc.	19,865	1,255
Lennar Corp. Class A	26,352	1,229
* News Corp. Class A	79,806	1,209
DR Horton Inc.	46,235	1,208
PulteGroup Inc.	59,788	1,147
* Bed Bath & Beyond Inc.	16,044	1,144
* Liberty Media Corp.	30,065	1,141
* Jarden Corp.	21,116	1,120
Best Buy Co. Inc.	31,771	1,102
* Liberty Interactive Corp. Class A	39,037	1,092
* MGM Resorts International	53,985	1,082
* Toll Brothers Inc.	28,572	1,033
Mattel Inc.	33,831	873
Garmin Ltd.	19,097	869
Dollar General Corp.	11,883	863
* Madison Square Garden Co. Class A	10,042	858
Macy's Inc.	12,291	823
* Visteon Corp.	6,978	764
* CarMax Inc.	10,600	753
GameStop Corp. Class A	16,238	705
Fortune Brands Home & Security Inc.	15,194	697
Newell Rubbermaid Inc.	17,568	694
Dick's Sporting Goods Inc.	12,601	677
Comcast Corp. Special Class A	11,200	650
* DISH Network Corp. Class A	9,059	641
Graham Holdings Co. Class B	561	601
* Liberty Media Corp. Class A	15,379	589
Costco Wholesale Corp.	4,111	586
Outfront Media Inc.	20,230	561
Signet Jewelers Ltd.	4,140	535

Leggett & Platt Inc.	11,125	526
Nielsen NV	11,542	519
* Liberty Broadband Corp.	9,586	513
KAR Auction Services Inc.	13,712	511
Wendy's Co.	42,315	476
* Vista Outdoor Inc.	10,306	475
CBS Corp. Class B	7,446	460
* JC Penney Co. Inc.	47,111	405
DSW Inc. Class A	11,619	403
John Wiley & Sons Inc. Class A	6,826	396
* Hyatt Hotels Corp. Class A	6,131	352
* Cabela's Inc.	6,863	350
DeVry Education Group Inc.	10,494	334
Gentex Corp.	19,072	328
* Live Nation Entertainment Inc.	11,262	322
* Ascena Retail Group Inc.	21,542	318
Marriott International Inc. Class A	4,064	317
* DreamWorks Animation SKG Inc. Class A	11,358	306
Lear Corp.	2,606	302
Ralph Lauren Corp. Class A	2,277	297
Choice Hotels International Inc.	5,180	293
Aaron's Inc.	7,954	279
Big Lots Inc.	6,199	272
Avon Products Inc.	39,794	267
* Apollo Education Group Inc.	15,303	254
Chico's FAS Inc.	13,931	231
* Murphy USA Inc.	3,770	219
* Liberty Broadband Corp. Class A	4,026	217
Service Corp. International	7,412	215
* Sally Beauty Holdings Inc.	6,836	213
Penske Automotive Group Inc.	3,957	204
Regal Entertainment Group Class A	9,737	204
Hasbro Inc.	2,746	198
Abercrombie & Fitch Co.	9,355	191
AMERCO	518	170
PVH Corp.	1,544	162
* Urban Outfitters Inc.	4,215	145
Genuine Parts Co.	1,480	134
Dillard's Inc. Class A	1,141	132
* Taylor Morrison Home Corp. Class A	4,619	89
* Starz	1,658	70
CST Brands Inc.	1,749	70
* ServiceMaster Global Holdings Inc.	1,956	66
Coty Inc. Class A	2,503	62
Family Dollar Stores Inc.	773	60
* GoPro Inc. Class A	1,031	57
* Norwegian Cruise Line Holdings Ltd.	1,013	55
* Michaels Cos. Inc.	1,449	40
Clear Channel Outdoor Holdings Inc. Class A	3,199	36
* Sears Holdings Corp.	813	35
* HomeAway Inc.	994	28
Aramark	763	24
		124,657
Consumer Staples (5.9%)
Procter & Gamble Co.	406,502	31,866
CVS Health Corp.	159,889	16,370
Mondelez International Inc. Class A	269,504	11,209

Philip Morris International Inc.	103,537	8,601
Archer-Daniels-Midland Co.	89,143	4,711
Walgreens Boots Alliance Inc.	37,751	3,241
ConAgra Foods Inc.	67,161	2,593
Bunge Ltd.	23,283	2,155
Sysco Corp.	57,761	2,146
JM Smucker Co.	16,398	1,944
Tyson Foods Inc. Class A	43,069	1,828
Molson Coors Brewing Co. Class B	21,922	1,609
Energizer Holdings Inc.	9,919	1,405
Whole Foods Market Inc.	32,995	1,361
Kimberly-Clark Corp.	10,402	1,132
Colgate-Palmolive Co.	15,230	1,017
Reynolds American Inc.	12,175	934
Altria Group Inc.	17,077	874
Ingredion Inc.	10,002	820
Campbell Soup Co.	9,614	465
* Rite Aid Corp.	49,792	434
Clorox Co.	3,636	392
Pinnacle Foods Inc.	8,977	378
Pilgrim's Pride Corp.	9,077	232
Kellogg Co.	3,387	213
Constellation Brands Inc. Class A	1,629	192
* Hain Celestial Group Inc.	1,192	75
		98,197
Energy (10.8%)
Exxon Mobil Corp.	684,084	58,284
Chevron Corp.	303,297	31,240
ConocoPhillips	195,609	12,456
Occidental Petroleum Corp.	125,171	9,787
Kinder Morgan Inc.	156,680	6,501
Anadarko Petroleum Corp.	74,680	6,244
Devon Energy Corp.	65,066	4,244
Phillips 66	53,186	4,208
Baker Hughes Inc.	63,751	4,109
Valero Energy Corp.	64,776	3,837
Spectra Energy Corp.	106,911	3,760
Apache Corp.	61,445	3,677
Marathon Oil Corp.	107,737	2,929
National Oilwell Varco Inc.	57,534	2,830
Hess Corp.	40,362	2,725
Cimarex Energy Co.	12,244	1,414
Murphy Oil Corp.	28,347	1,232
HollyFrontier Corp.	25,792	1,074
Tesoro Corp.	11,872	1,051
CONSOL Energy Inc.	36,914	1,028
Marathon Petroleum Corp.	9,600	993
* Newfield Exploration Co.	25,703	972
Chesapeake Energy Corp.	65,438	923
Energen Corp.	11,398	789
Noble Energy Inc.	17,611	771
* Whiting Petroleum Corp.	20,675	682
ONEOK Inc.	15,762	661
Nabors Industries Ltd.	42,223	623
* First Solar Inc.	11,509	572
* Cameron International Corp.	11,051	567
Superior Energy Services Inc.	22,968	530

	Seadrill Ltd.	39,642	472
	QEP Resources Inc.	24,148	455
	World Fuel Services Corp.	8,613	431
	Rowan Cos. plc Class A	19,805	425
*	WPX Energy Inc.	31,823	410
	Denbury Resources Inc.	55,026	406
	Golar LNG Ltd.	8,256	392
	California Resources Corp.	49,710	390
	Helmerich & Payne Inc.	4,791	350
*	NOW Inc.	14,933	345
	Diamond Offshore Drilling Inc.	10,933	332
*	Oil States International Inc.	7,129	291
	Atwood Oceanics Inc.	8,252	254
*	Ultra Petroleum Corp.	17,739	247
*	Unit Corp.	7,554	238
	Patterson-UTI Energy Inc.	11,557	234
*	SunPower Corp. Class A	6,788	206
	PBF Energy Inc. Class A	7,671	206
	EQT Corp.	2,143	182
	Peabody Energy Corp.	39,918	135
*	Gulfport Energy Corp.	3,060	132
	Frank's International NV	4,295	85
*,^ SandRidge Energy Inc.		69,516	85
*	EP Energy Corp. Class A	4,751	63
*	Memorial Resource Development Corp.	3,293	62
	CVR Energy Inc.	1,302	51
*	Cobalt International Energy Inc.	4,628	47
*	Seventy Seven Energy Inc.	4,094	24
*	Laredo Petroleum Inc.	1,436	20
*	Rice Energy Inc.	402	9
			177,692
Financial Services (30.1%)
	Wells Fargo & Co.	760,811	42,575
*	Berkshire Hathaway Inc. Class B	291,620	41,702
	JPMorgan Chase & Co.	602,936	39,661
	Bank of America Corp.	1,675,138	27,640
	Citigroup Inc.	483,943	26,172
	Goldman Sachs Group Inc.	71,239	14,689
	American International Group Inc.	218,666	12,816
	US Bancorp	273,680	11,798
	Morgan Stanley	244,382	9,335
	PNC Financial Services Group Inc.	85,172	8,150
	Bank of New York Mellon Corp.	181,738	7,880
	MetLife Inc.	149,090	7,791
	Capital One Financial Corp.	91,053	7,608
	Prudential Financial Inc.	73,297	6,202
	ACE Ltd.	53,860	5,735
	State Street Corp.	68,600	5,346
	Travelers Cos. Inc.	51,203	5,178
	CME Group Inc.	50,832	4,788
	Charles Schwab Corp.	149,609	4,735
	BlackRock Inc.	12,551	4,591
	BB&T Corp.	114,470	4,518
	Aflac Inc.	72,431	4,507
	Allstate Corp.	65,222	4,391
	Equity Residential	57,592	4,280
	Discover Financial Services	70,517	4,109

SunTrust Banks Inc.	84,920	3,624
Chubb Corp.	36,770	3,585
AvalonBay Communities Inc.	20,746	3,454
Prologis Inc.	79,684	3,155
HCP Inc.	73,060	2,829
Northern Trust Corp.	37,679	2,809
Boston Properties Inc.	21,578	2,806
Hartford Financial Services Group Inc.	67,639	2,781
Fifth Third Bancorp	135,540	2,743
Progressive Corp.	94,387	2,581
General Growth Properties Inc.	90,408	2,561
M&T Bank Corp.	21,036	2,543
Fidelity National Information Services Inc.	40,208	2,521
Intercontinental Exchange Inc.	10,583	2,506
Ameriprise Financial Inc.	19,814	2,469
Weyerhaeuser Co.	75,241	2,450
Principal Financial Group Inc.	46,959	2,427
Lincoln National Corp.	42,196	2,406
Host Hotels & Resorts Inc.	120,655	2,403
Invesco Ltd.	58,649	2,336
Vornado Realty Trust	23,228	2,320
Thomson Reuters Corp.	56,913	2,274
Simon Property Group Inc.	12,482	2,264
Essex Property Trust Inc.	9,998	2,226
Regions Financial Corp.	220,436	2,224
Loews Corp.	51,488	2,066
KeyCorp	141,486	2,063
Macerich Co.	24,988	2,052
Ventas Inc.	29,177	1,941
Health Care REIT Inc.	25,935	1,822
SL Green Realty Corp.	15,239	1,808
XL Group plc Class A	47,881	1,804
* Markel Corp.	2,234	1,726
Realty Income Corp.	36,916	1,682
FNF Group	44,064	1,673
Marsh & McLennan Cos. Inc.	28,526	1,661
Annaly Capital Management Inc.	150,301	1,569
Kimco Realty Corp.	65,154	1,561
Huntington Bancshares Inc.	131,480	1,463
Unum Group	41,345	1,445
Digital Realty Trust Inc.	21,670	1,431
Comerica Inc.	29,110	1,425
Everest Re Group Ltd.	7,445	1,351
* E*TRADE Financial Corp.	45,463	1,339
CIT Group Inc.	28,903	1,337
Cincinnati Financial Corp.	26,225	1,326
First Republic Bank	21,740	1,316
UDR Inc.	40,407	1,316
American Realty Capital Properties Inc.	144,602	1,283
* Arch Capital Group Ltd.	20,063	1,282
New York Community Bancorp Inc.	70,253	1,246
Navient Corp.	64,479	1,242
* Alleghany Corp.	2,613	1,242
Leucadia National Corp.	48,911	1,205
Torchmark Corp.	20,972	1,197
Raymond James Financial Inc.	20,146	1,171
American Capital Agency Corp.	55,908	1,166

Alexandria Real Estate Equities Inc.	11,404	1,057
WP Carey Inc.	16,485	1,050
Aon plc	10,262	1,039
Duke Realty Corp.	52,199	1,021
Camden Property Trust	13,516	1,013
East West Bancorp Inc.	23,071	990
* SVB Financial Group	7,332	989
PartnerRe Ltd.	7,483	983
NASDAQ OMX Group Inc.	18,446	955
Kilroy Realty Corp.	13,792	953
Regency Centers Corp.	14,671	926
Zions Bancorporation	32,044	925
Voya Financial Inc.	20,352	922
Starwood Property Trust Inc.	38,367	917
Mid-America Apartment Communities Inc.	11,965	914
Jones Lang LaSalle Inc.	5,229	906
HCC Insurance Holdings Inc.	15,744	900
Equifax Inc.	8,929	896
Axis Capital Holdings Ltd.	16,129	888
Liberty Property Trust	23,662	827
DDR Corp.	48,679	824
Hudson City Bancorp Inc.	84,992	809
WR Berkley Corp.	16,337	801
National Retail Properties Inc.	21,067	790
Spirit Realty Capital Inc.	71,536	772
People's United Financial Inc.	48,911	761
RenaissanceRe Holdings Ltd.	7,237	739
Senior Housing Properties Trust	36,696	734
Reinsurance Group of America Inc. Class A	7,833	733
PacWest Bancorp	15,922	715
Hospitality Properties Trust	23,545	711
Assured Guaranty Ltd.	24,697	706
Assurant Inc.	10,670	703
American Campus Communities Inc.	17,988	702
Citizens Financial Group Inc.	26,064	700
* Forest City Enterprises Inc. Class A	30,258	698
City National Corp.	7,469	688
Home Properties Inc.	9,052	673
Allied World Assurance Co. Holdings AG	15,636	664
Douglas Emmett Inc.	22,587	664
Weingarten Realty Investors	19,212	648
Old Republic International Corp.	41,757	646
Synovus Financial Corp.	22,244	646
BioMed Realty Trust Inc.	31,641	645
MSCI Inc. Class A	10,389	645
Corrections Corp. of America	18,181	639
White Mountains Insurance Group Ltd.	984	639
Omega Healthcare Investors Inc.	17,321	624
* Realogy Holdings Corp.	13,254	622
Cullen/Frost Bankers Inc.	8,474	622
Two Harbors Investment Corp.	57,680	617
NorthStar Realty Finance Corp.	33,956	616
* Genworth Financial Inc. Class A	77,417	615
American Financial Group Inc.	9,592	609
Commerce Bancshares Inc.	13,533	604
Plum Creek Timber Co. Inc.	14,479	597
Brown & Brown Inc.	18,119	587

Franklin Resources Inc.	11,475	584
* CoreLogic Inc.	14,637	571
Validus Holdings Ltd.	13,234	568
Retail Properties of America Inc.	37,480	562
First Horizon National Corp.	37,374	552
Legg Mason Inc.	10,160	542
* Equity Commonwealth	20,973	540
BankUnited Inc.	16,069	540
StanCorp Financial Group Inc.	7,119	528
* Popular Inc.	15,971	519
Hanover Insurance Group Inc.	7,253	516
NorthStar Asset Management Group Inc.	23,422	512
First Niagara Financial Group Inc.	57,473	512
Post Properties Inc.	8,662	492
* Howard Hughes Corp.	3,324	490
Federal Realty Investment Trust	3,621	487
CBL & Associates Properties Inc.	26,893	475
* Chimera Investment Corp.	32,756	473
Dun & Bradstreet Corp.	3,673	470
MFA Financial Inc.	58,939	468
Rayonier Inc.	17,968	464
Bank of Hawaii Corp.	7,298	458
Columbia Property Trust Inc.	17,432	453
Aspen Insurance Holdings Ltd.	9,745	452
Associated Banc-Corp	23,808	452
* SLM Corp.	43,982	451
Healthcare Trust of America Inc. Class A	17,767	440
Endurance Specialty Holdings Ltd.	6,937	422
Piedmont Office Realty Trust Inc. Class A	24,458	420
Paramount Group Inc.	22,615	415
TCF Financial Corp.	26,163	412
ProAssurance Corp.	9,023	408
American Homes 4 Rent Class A	24,261	405
Gaming and Leisure Properties Inc.	10,858	397
Brandywine Realty Trust	27,632	389
Apartment Investment & Management Co.	10,223	388
Corporate Office Properties Trust	14,354	368
Fulton Financial Corp.	29,049	368
WP GLIMCHER Inc.	25,660	361
Public Storage	1,808	350
* Santander Consumer USA Holdings Inc.	13,588	333
Interactive Brokers Group Inc.	8,377	299
BOK Financial Corp.	4,093	265
Urban Edge Properties	12,102	261
Total System Services Inc.	6,109	252
Mercury General Corp.	4,050	225
* MBIA Inc.	23,594	213
Equity LifeStyle Properties Inc.	3,873	212
TD Ameritrade Holding Corp.	5,593	208
Brixmor Property Group Inc.	8,109	201
* Synchrony Financial	6,105	197
Tanger Factory Outlet Centers Inc.	5,726	193
* FNFV Group	12,520	192
TFS Financial Corp.	12,087	179
CNA Financial Corp.	4,579	177
Federated Investors Inc. Class B	4,120	143
Iron Mountain Inc.	3,218	117

American National Insurance Co.	1,137	117
* Ally Financial Inc.	4,023	91
* Signature Bank	635	89
SEI Investments Co.	1,286	62
Arthur J Gallagher & Co.	1,222	59
* LendingClub Corp.	2,823	54
Taubman Centers Inc.	524	39
* Communications Sales & Leasing Inc.	1,351	35
* Nationstar Mortgage Holdings Inc.	225	4
		497,875
Health Care (14.8%)
Johnson & Johnson	379,920	38,045
Pfizer Inc.	1,016,162	35,312
Merck & Co. Inc.	400,400	24,380
UnitedHealth Group Inc.	156,131	18,768
Medtronic plc	227,871	17,391
Eli Lilly & Co.	156,791	12,371
Abbott Laboratories	239,257	11,628
Bristol-Myers Squibb Co.	169,824	10,971
Anthem Inc.	42,173	7,079
Cigna Corp.	39,543	5,569
Humana Inc.	24,667	5,295
Thermo Fisher Scientific Inc.	37,980	4,923
Aetna Inc.	40,013	4,720
Cardinal Health Inc.	49,863	4,396
* HCA Holdings Inc.	47,091	3,853
* Boston Scientific Corp.	190,721	3,484
Perrigo Co. plc	17,438	3,318
Zimmer Holdings Inc.	24,752	2,824
* Hospira Inc.	26,791	2,369
Stryker Corp.	21,583	2,075
Agilent Technologies Inc.	45,233	1,863
Quest Diagnostics Inc.	23,000	1,730
* DaVita HealthCare Partners Inc.	18,521	1,552
Omnicare Inc.	15,853	1,511
Universal Health Services Inc. Class B	10,926	1,416
* Express Scripts Holding Co.	15,514	1,352
St. Jude Medical Inc.	16,319	1,203
* Community Health Systems Inc.	18,552	1,026
Amgen Inc.	6,273	980
* Laboratory Corp. of America Holdings	8,258	974
* Hologic Inc.	26,120	934
* QIAGEN NV	37,183	913
Teleflex Inc.	6,615	852
DENTSPLY International Inc.	15,403	801
* Health Net Inc.	12,815	798
PerkinElmer Inc.	14,653	773
* VCA Inc.	13,219	693
* Alere Inc.	13,357	689
* Mallinckrodt plc	5,052	654
Patterson Cos. Inc.	12,195	583
* LifePoint Health Inc.	6,905	520
* Bio-Rad Laboratories Inc. Class A	3,350	484
Hill-Rom Holdings Inc.	8,180	422
* MEDNAX Inc.	5,335	380
Becton Dickinson and Co.	2,630	370
Cooper Cos. Inc.	1,993	362

* Sirona Dental Systems Inc.	3,532	349
Bio-Techne Corp.	3,199	324
* Quintiles Transnational Holdings Inc.	4,283	299
* Charles River Laboratories International Inc.	4,004	290
* Allscripts Healthcare Solutions Inc.	18,347	258
* Alnylam Pharmaceuticals Inc.	1,825	239
* Alkermes plc	3,446	211
* Intuitive Surgical Inc.	403	197
* VWR Corp.	2,007	55
* Halyard Health Inc.	1,179	49
* Myriad Genetics Inc.	1,304	44
* Juno Therapeutics Inc.	184	10
		244,931
Materials & Processing (3.4%)
Dow Chemical Co.	161,182	8,393
Air Products & Chemicals Inc.	33,828	4,965
Freeport-McMoRan Inc.	165,506	3,252
International Paper Co.	58,348	3,024
Ingersoll-Rand plc	39,514	2,718
Mosaic Co.	53,500	2,453
CF Industries Holdings Inc.	7,661	2,420
Nucor Corp.	50,956	2,410
Alcoa Inc.	186,942	2,337
Newmont Mining Corp.	79,788	2,173
Vulcan Materials Co.	20,932	1,882
Celanese Corp. Class A	22,467	1,547
Rock-Tenn Co. Class A	23,067	1,503
Sigma-Aldrich Corp.	10,321	1,438
Ashland Inc.	11,092	1,413
MeadWestvaco Corp.	26,919	1,360
Steel Dynamics Inc.	38,846	847
Owens Corning	18,770	795
Reliance Steel & Aluminum Co.	12,438	794
Albemarle Corp.	12,692	763
Sonoco Products Co.	16,160	727
Bemis Co. Inc.	15,795	726
Royal Gold Inc.	10,256	664
Cytec Industries Inc.	10,224	618
EI du Pont de Nemours & Co.	8,278	588
Allegheny Technologies Inc.	17,301	562
United States Steel Corp.	22,776	556
AptarGroup Inc.	8,248	526
Valmont Industries Inc.	3,670	457
Timken Co.	11,672	456
Domtar Corp.	10,110	437
Cabot Corp.	9,798	406
Carpenter Technology Corp.	8,010	327
Tahoe Resources Inc.	22,285	310
* Owens-Illinois Inc.	9,944	238
Huntsman Corp.	9,899	222
Greif Inc. Class A	5,357	205
TimkenSteel Corp.	6,481	193
Eastman Chemical Co.	2,313	178
* WR Grace & Co.	1,678	164
* Axalta Coating Systems Ltd.	3,554	122
* MRC Global Inc.	7,948	122
Cliffs Natural Resources Inc.	21,949	117

Rayonier Advanced Materials Inc.	5,257	87
RPM International Inc.	1,700	85
Westlake Chemical Corp.	1,060	75
* Veritiv Corp.	1,002	41
		55,696
Producer Durables (10.0%)
General Electric Co.	1,597,457	43,563
United Technologies Corp.	129,777	15,206
General Dynamics Corp.	48,800	6,840
Caterpillar Inc.	78,419	6,691
Danaher Corp.	74,096	6,396
Delta Air Lines Inc.	128,100	5,498
CSX Corp.	160,022	5,454
Eaton Corp. plc	75,983	5,440
Raytheon Co.	49,929	5,156
Northrop Grumman Corp.	32,243	5,132
FedEx Corp.	26,844	4,650
Deere & Co.	42,595	3,990
Norfolk Southern Corp.	38,870	3,576
Waste Management Inc.	66,553	3,304
Stanley Black & Decker Inc.	22,008	2,254
Textron Inc.	44,794	2,026
Xerox Corp.	174,463	1,992
Pentair plc	26,904	1,723
Emerson Electric Co.	28,379	1,712
Republic Services Inc. Class A	42,371	1,707
L-3 Communications Holdings Inc.	13,795	1,625
Roper Technologies Inc.	8,725	1,527
Towers Watson & Co. Class A	10,311	1,422
Parker-Hannifin Corp.	10,476	1,262
Snap-on Inc.	7,887	1,226
ManpowerGroup Inc.	12,810	1,084
ADT Corp.	28,057	1,023
Carlisle Cos. Inc.	10,074	999
Hubbell Inc. Class B	7,957	860
* Jacobs Engineering Group Inc.	19,742	854
* AECOM	23,855	788
Ryder System Inc.	8,506	780
* Quanta Services Inc.	25,668	753
* Keysight Technologies Inc.	22,859	751
* Orbital ATK Inc.	9,307	712
AGCO Corp.	14,009	711
Joy Global Inc.	16,028	624
Avery Dennison Corp.	10,006	619
Oshkosh Corp.	12,180	611
Babcock & Wilcox Co.	17,656	588
Regal Beloit Corp.	7,359	575
Air Lease Corp. Class A	15,247	574
RR Donnelley & Sons Co.	28,871	554
Lincoln Electric Holdings Inc.	8,010	538
Dover Corp.	6,998	528
Fluor Corp.	9,039	508
* Genpact Ltd.	22,441	505
ITT Corp.	11,563	493
* WESCO International Inc.	6,855	493
SPX Corp.	6,582	489
Southwest Airlines Co.	12,327	457

AO Smith Corp.	6,366	454
KBR Inc.	23,497	450
Kennametal Inc.	12,157	438
Lexmark International Inc. Class A	9,491	436
Terex Corp.	17,633	436
Triumph Group Inc.	6,344	423
GATX Corp.	7,326	408
Waste Connections Inc.	7,611	369
Pitney Bowes Inc.	16,827	368
* Genesee & Wyoming Inc. Class A	4,384	361
Con-way Inc.	8,803	356
Kansas City Southern	3,859	349
Tyco International plc	7,277	294
PACCAR Inc.	4,503	286
Crane Co.	4,722	286
Xylem Inc.	7,632	279
Paychex Inc.	5,325	263
Cintas Corp.	3,029	261
Rockwell Collins Inc.	2,711	258
Covanta Holding Corp.	10,380	229
FLIR Systems Inc.	6,351	194
* Navistar International Corp.	6,850	181
Tidewater Inc.	7,340	180
Trinity Industries Inc.	5,960	179
Huntington Ingalls Industries Inc.	1,379	171
Teekay Corp.	3,581	164
Alaska Air Group Inc.	2,028	131
* Clean Harbors Inc.	2,271	128
IDEX Corp.	1,174	91
^ Copa Holdings SA Class A	1,016	87
Donaldson Co. Inc.	2,117	75
* Spirit AeroSystems Holdings Inc. Class A	1,077	59
* Vectrus Inc.	1,484	37
Booz Allen Hamilton Holding Corp. Class A	1,206	31
		165,555
Technology (8.8%)
Intel Corp.	725,589	25,004
Cisco Systems Inc.	816,117	23,920
Microsoft Corp.	464,555	21,769
Hewlett-Packard Co.	301,907	10,084
EMC Corp.	278,792	7,343
* Yahoo! Inc.	150,972	6,482
Broadcom Corp. Class A	85,289	4,849
Western Digital Corp.	35,505	3,457
Corning Inc.	160,093	3,349
Symantec Corp.	110,207	2,714
Analog Devices Inc.	27,117	1,843
NVIDIA Corp.	73,590	1,629
Lam Research Corp.	19,082	1,569
CA Inc.	50,774	1,546
Altera Corp.	30,973	1,513
Computer Sciences Corp.	21,476	1,473
Amdocs Ltd.	25,563	1,402
Juniper Networks Inc.	50,220	1,396
Motorola Solutions Inc.	23,037	1,359
Harris Corp.	16,481	1,306
Applied Materials Inc.	64,815	1,305

* Synopsys Inc.	24,836	1,239
SanDisk Corp.	17,665	1,208
NetApp Inc.	32,033	1,070
* ANSYS Inc.	11,482	1,022
* Arrow Electronics Inc.	15,998	973
Marvell Technology Group Ltd.	63,618	890
Brocade Communications Systems Inc.	70,266	869
* SunEdison Inc.	28,568	856
Jabil Circuit Inc.	32,048	787
Avnet Inc.	17,883	787
* NCR Corp.	24,577	739
* Electronic Arts Inc.	11,487	721
* Nuance Communications Inc.	42,213	712
* Ingram Micro Inc.	24,825	666
Activision Blizzard Inc.	26,173	661
* AOL Inc.	12,576	629
Teradyne Inc.	29,409	622
* Micron Technology Inc.	20,562	574
IAC/InterActiveCorp	6,996	525
* JDS Uniphase Corp.	37,677	483
* ON Semiconductor Corp.	33,078	439
Leidos Holdings Inc.	10,318	438
* Autodesk Inc.	7,559	409
* Tech Data Corp.	5,867	370
* Zynga Inc. Class A	113,867	336
Dolby Laboratories Inc. Class A	7,651	300
Vishay Intertechnology Inc.	21,158	275
* Knowles Corp.	13,622	264
* EchoStar Corp. Class A	5,127	257
* Rovi Corp.	14,286	239
* Cree Inc.	7,811	237
* Teradata Corp.	4,613	180
* Citrix Systems Inc.	2,703	176
KLA-Tencor Corp.	2,278	136
* FireEye Inc.	2,758	128
* Stratasys Ltd.	3,530	126
Maxim Integrated Products Inc.	3,280	115
AVX Corp.	7,071	100
DST Systems Inc.	847	100
* Informatica Corp.	1,555	75
* Freescale Semiconductor Ltd.	1,445	65
* Inovalon Holdings Inc. Class A	913	24
* Arista Networks Inc.	200	14
		146,148
Utilities (8.2%)
AT&T Inc.	826,871	28,560
Duke Energy Corp.	112,728	8,537
NextEra Energy Inc.	69,473	7,110
Southern Co.	142,035	6,206
Dominion Resources Inc.	87,089	6,142
Exelon Corp.	136,804	4,628
American Electric Power Co. Inc.	77,751	4,377
Sempra Energy	39,160	4,209
PG&E Corp.	74,118	3,963
PPL Corp.	105,911	3,676
Public Service Enterprise Group Inc.	80,631	3,437
Edison International	51,921	3,157

Consolidated Edison Inc.			46,745	2,891
CenturyLink Inc.			85,702	2,849
Xcel Energy Inc.			79,997	2,724
Eversource Energy			50,504	2,487
FirstEnergy Corp.			67,132	2,395
NiSource Inc.			50,453	2,380
DTE Energy Co.			28,312	2,243
Entergy Corp.			28,742	2,198
Wisconsin Energy Corp.			36,013	1,739
* T-Mobile US Inc.			42,385	1,648
Ameren Corp.			38,828	1,562
American Water Works Co. Inc.			28,661	1,515
CMS Energy Corp.			43,125	1,472
AES Corp.			107,510	1,462
CenterPoint Energy Inc.			68,659	1,399
NRG Energy Inc.			53,662	1,352
SCANA Corp.			22,349	1,188
Pepco Holdings Inc.			40,304	1,098
Pinnacle West Capital Corp.			17,687	1,078
* Calpine Corp.			53,498	1,075
Alliant Energy Corp.			17,432	1,069
UGI Corp.			27,508	1,029
OGE Energy Corp.			31,723	999
AGL Resources Inc.			19,172	966
Integrys Energy Group Inc.			12,971	933
National Fuel Gas Co.			13,420	862
Atmos Energy Corp.			15,785	853
Frontier Communications Corp.			158,732	817
Aqua America Inc.			28,733	756
Westar Energy Inc. Class A			20,406	748
TECO Energy Inc.			36,615	690
Great Plains Energy Inc.			24,140	629
MDU Resources Group Inc.			29,900	626
Questar Corp.			27,400	622
Vectren Corp.			13,460	573
* Sprint Corp.			116,452	542
Hawaiian Electric Industries Inc.			17,233	526
Telephone & Data Systems Inc.			14,240	423
* United States Cellular Corp.			2,442	95
* Zayo Group Holdings Inc.			2,263	60
ITC Holdings Corp.			1,251	44
* Windstream Holdings Inc.			1,126	9
				134,628
Total Common Stocks (Cost $1,398,182)				1,645,379
	Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund	0.136%		2,981,053	2,981

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.133%	7/31/15	400	400
Total Temporary Cash Investments (Cost $3,381)				3,381

Total Investments (99.7%) (Cost $1,401,563)	1,648,760
Other Assets and Liabilities-Net (0.3%)[3]	4,986
Net Assets (100%)	1,653,746

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $67,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $85,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,645,379	—	—
Temporary Cash Investments	2,981	400	—
Futures Contracts—Liabilities[1]	(57)	—	—
Total	1,648,303	400	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing

Russell 1000 Value Index Fund

transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2015	48	5,054	41
S&P 500 Index	June 2015	5	2,633	48
				89

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2015, the cost of investment securities for tax purposes was $1,401,574,000. Net unrealized appreciation of investment securities for tax purposes was $247,186,000, consisting of unrealized gains of $279,231,000 on securities that had risen in value since their purchase and $32,045,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Growth Index Fund

Schedule of Investments
As of May 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (20.7%)
* Amazon.com Inc.	67,492	28,970
Walt Disney Co.	260,740	28,778
Home Depot Inc.	233,282	25,992
Comcast Corp. Class A	425,833	24,894
McDonald's Corp.	177,570	17,034
Starbucks Corp.	270,453	14,053
* eBay Inc.	227,668	13,970
NIKE Inc. Class B	125,508	12,760
Lowe's Cos. Inc.	171,016	11,968
* Priceline Group Inc.	9,269	10,864
Costco Wholesale Corp.	74,484	10,621
Time Warner Cable Inc.	50,144	9,071
TJX Cos. Inc.	125,817	8,100
Twenty-First Century Fox Inc. Class A	233,045	7,830
* DIRECTV	84,111	7,657
Yum! Brands Inc.	79,319	7,147
* Netflix Inc.	10,773	6,723
CBS Corp. Class B	80,982	4,998
Viacom Inc. Class B	72,923	4,877
VF Corp.	62,071	4,372
* Tesla Motors Inc.	17,075	4,282
* O'Reilly Automotive Inc.	19,057	4,184
* AutoZone Inc.	5,871	3,955
Ross Stores Inc.	38,165	3,689
Estee Lauder Cos. Inc. Class A	41,273	3,609
* Chipotle Mexican Grill Inc. Class A	5,587	3,439
Las Vegas Sands Corp.	67,599	3,436
Omnicom Group Inc.	43,923	3,274
Macy's Inc.	47,315	3,168
Dollar General Corp.	42,519	3,086
* Dollar Tree Inc.	37,207	2,790
Marriott International Inc. Class A	33,035	2,576
* Charter Communications Inc. Class A	14,338	2,567
BorgWarner Inc.	41,217	2,479
* Under Armour Inc. Class A	31,254	2,451
Genuine Parts Co.	25,974	2,350
Hanesbrands Inc.	71,211	2,269
Tractor Supply Co.	25,063	2,184
Wal-Mart Stores Inc.	29,062	2,158
Harley-Davidson Inc.	39,138	2,094
Advance Auto Parts Inc.	13,196	2,022
* DISH Network Corp. Class A	28,289	2,003
Expedia Inc.	18,305	1,963
Tiffany & Co.	20,118	1,886
* CarMax Inc.	25,981	1,846
Wyndham Worldwide Corp.	21,736	1,846
Nordstrom Inc.	25,113	1,824
* Sirius XM Holdings Inc.	465,349	1,796
* Ulta Salon Cosmetics & Fragrance Inc.	11,513	1,757

Coach Inc.	49,636	1,756
Gap Inc.	45,388	1,740
Nielsen NV	38,101	1,714
* Michael Kors Holdings Ltd.	36,470	1,696
Polaris Industries Inc.	11,783	1,686
Johnson Controls Inc.	31,574	1,643
* Hertz Global Holdings Inc.	81,014	1,611
Goodyear Tire & Rubber Co.	49,288	1,570
H&R Block Inc.	48,906	1,552
Interpublic Group of Cos. Inc.	75,487	1,541
* LKQ Corp.	53,663	1,533
* TripAdvisor Inc.	19,898	1,517
Harman International Industries Inc.	12,175	1,467
Wynn Resorts Ltd.	14,470	1,457
* Discovery Communications Inc. Class A	41,544	1,410
Restaurant Brands International Inc.	35,837	1,386
PVH Corp.	12,898	1,350
L Brands Inc.	15,548	1,345
Williams-Sonoma Inc.	16,720	1,314
* WABCO Holdings Inc.	10,207	1,290
Lear Corp.	10,994	1,276
Signet Jewelers Ltd.	9,814	1,269
Family Dollar Stores Inc.	16,208	1,256
Hasbro Inc.	17,375	1,253
* Liberty Interactive Corp. Class A	44,100	1,234
Starwood Hotels & Resorts Worldwide Inc.	14,416	1,193
Scripps Networks Interactive Inc. Class A	17,469	1,171
Newell Rubbermaid Inc.	29,150	1,152
* Discovery Communications Inc.	36,218	1,139
Domino's Pizza Inc.	10,077	1,095
* Liberty Ventures Class A	25,732	1,068
Ralph Lauren Corp. Class A	8,012	1,045
* NVR Inc.	750	1,020
Carter's Inc.	9,717	1,003
* Avis Budget Group Inc.	18,999	969
* Bed Bath & Beyond Inc.	13,228	943
Dunkin' Brands Group Inc.	17,665	943
Target Corp.	11,640	923
Lamar Advertising Co. Class A	14,451	876
Cablevision Systems Corp. Class A	35,273	865
Cinemark Holdings Inc.	20,812	844
* AMC Networks Inc. Class A	10,702	841
* Norwegian Cruise Line Holdings Ltd.	15,023	820
Service Corp.	27,940	812
* Panera Bread Co. Class A	4,328	788
* AutoNation Inc.	12,351	771
* Hilton Worldwide Holdings Inc.	24,688	715
* Pandora Media Inc.	37,410	698
* Sally Beauty Holdings Inc.	21,440	669
* Tempur Sealy International Inc.	10,865	647
Six Flags Entertainment Corp.	12,822	627
Brinker International Inc.	11,337	626
Tupperware Brands Corp.	9,300	611
Leggett & Platt Inc.	12,054	570
* Starz	13,497	566
Mattel Inc.	21,615	558
Fortune Brands Home & Security Inc.	12,162	558

* Jarden Corp.	10,498	557
* Kate Spade & Co.	22,131	548
Gentex Corp.	31,729	545
* Fossil Group Inc.	7,671	545
Nu Skin Enterprises Inc. Class A	10,681	540
Best Buy Co. Inc.	14,948	519
Thor Industries Inc.	8,072	493
Lions Gate Entertainment Corp.	14,126	467
CST Brands Inc.	11,446	455
* Urban Outfitters Inc.	12,827	441
* HomeAway Inc.	15,206	427
* Deckers Outdoor Corp.	6,221	424
* Live Nation Entertainment Inc.	13,706	392
KAR Auction Services Inc.	9,730	363
* Liberty TripAdvisor Holdings Inc. Class A	12,761	357
Dillard's Inc. Class A	2,803	325
SeaWorld Entertainment Inc.	12,021	260
Coty Inc. Class A	9,794	244
Foot Locker Inc.	3,811	241
Whirlpool Corp.	1,251	231
AMERCO	700	230
* Murphy USA Inc.	3,820	222
Avon Products Inc.	30,870	207
Aramark	6,540	205
Chico's FAS Inc.	12,000	199
* ServiceMaster Global Holdings Inc.	5,393	181
Penske Automotive Group Inc.	3,485	180
* Sears Holdings Corp.	3,867	166
Dick's Sporting Goods Inc.	3,080	165
* GoPro Inc. Class A	2,565	142
DR Horton Inc.	5,409	141
Kohl's Corp.	2,057	135
Big Lots Inc.	2,732	120
* MGM Resorts International	5,533	111
Regal Entertainment Group Class A	3,829	80
* Michaels Cos. Inc.	2,883	79
Lennar Corp. Class A	1,659	77
Aaron's Inc.	2,079	73
Clear Channel Outdoor Holdings Inc. Class A	4,333	49
* Cabela's Inc.	846	43
Outfront Media Inc.	1,490	41
GameStop Corp. Class A	906	39
Abercrombie & Fitch Co.	1,774	36
* zulily Inc. Class A	2,096	28
* Hyatt Hotels Corp. Class A	350	20
Choice Hotels International Inc.	212	12
		413,009
Consumer Staples (9.6%)
Coca-Cola Co.	713,239	29,214
PepsiCo Inc.	272,332	26,261
Altria Group Inc.	337,572	17,284
Philip Morris International Inc.	165,859	13,778
Walgreens Boots Alliance Inc.	128,944	11,069
Colgate-Palmolive Co.	147,035	9,820
Kraft Foods Group Inc.	107,018	9,038
Kroger Co.	91,562	6,666
General Mills Inc.	110,423	6,200

Kimberly-Clark Corp.	56,164	6,114
Lorillard Inc.	65,203	4,726
Mead Johnson Nutrition Co.	36,362	3,538
* Monster Beverage Corp.	25,824	3,287
Reynolds American Inc.	41,890	3,215
Constellation Brands Inc. Class A	26,923	3,174
CVS Health Corp.	29,860	3,057
Dr Pepper Snapple Group Inc.	35,367	2,710
Kellogg Co.	42,189	2,648
Brown-Forman Corp. Class B	27,800	2,621
Hershey Co.	26,950	2,503
Procter & Gamble Co.	27,855	2,184
Keurig Green Mountain Inc.	24,220	2,089
Church & Dwight Co. Inc.	24,556	2,062
Clorox Co.	19,004	2,046
Coca-Cola Enterprises Inc.	42,641	1,886
McCormick & Co. Inc.	23,611	1,853
* WhiteWave Foods Co. Class A	31,004	1,489
Sysco Corp.	39,091	1,453
Hormel Foods Corp.	23,932	1,369
Whole Foods Market Inc.	28,643	1,181
* Hain Celestial Group Inc.	16,527	1,046
* Rite Aid Corp.	116,341	1,014
Campbell Soup Co.	20,798	1,005
GNC Holdings Inc. Class A	16,494	735
* Herbalife Ltd.	13,421	698
Flowers Foods Inc.	31,039	697
Archer-Daniels-Midland Co.	11,189	591
* Sprouts Farmers Market Inc.	18,000	540
Spectrum Brands Holdings Inc.	4,139	400
Ingredion Inc.	1,967	161
Tyson Foods Inc. Class A	3,292	140
Pilgrim's Pride Corp.	1,274	33
		191,595
Energy (4.6%)
Schlumberger Ltd.	233,671	21,210
EOG Resources Inc.	98,199	8,709
Halliburton Co.	151,773	6,890
Williams Cos. Inc.	134,185	6,857
Pioneer Natural Resources Co.	25,774	3,810
Phillips 66	41,717	3,301
Marathon Petroleum Corp.	31,901	3,300
* Cheniere Energy Inc.	42,758	3,242
Kinder Morgan Inc.	67,432	2,798
* Concho Resources Inc.	21,612	2,600
Cabot Oil & Gas Corp.	75,155	2,552
Noble Energy Inc.	49,358	2,161
EQT Corp.	24,679	2,099
* Southwestern Energy Co.	69,494	1,791
* FMC Technologies Inc.	42,593	1,780
Range Resources Corp.	29,179	1,617
Valero Energy Corp.	23,170	1,373
* Dresser-Rand Group Inc.	13,602	1,151
* Cameron International Corp.	22,003	1,129
Oceaneering International Inc.	17,829	906
Tesoro Corp.	10,085	893
Helmerich & Payne Inc.	11,990	875

ONEOK Inc.	19,719	827
Targa Resources Corp.	8,978	826
* Continental Resources Inc.	15,674	714
SM Energy Co.	12,275	642
* Gulfport Energy Corp.	13,802	596
* Cobalt International Energy Inc.	58,551	595
Anadarko Petroleum Corp.	6,763	565
* Dril-Quip Inc.	6,872	519
* SolarCity Corp.	7,626	458
* Oasis Petroleum Inc.	25,452	432
* Whiting Petroleum Corp.	12,878	425
Baker Hughes Inc.	6,302	406
* Antero Resources Corp.	9,678	387
Chesapeake Energy Corp.	21,594	305
National Oilwell Varco Inc.	5,764	284
HollyFrontier Corp.	6,247	260
Patterson-UTI Energy Inc.	12,874	260
* Laredo Petroleum Inc.	17,226	235
Seadrill Ltd.	18,247	217
Cimarex Energy Co.	1,806	209
* Rice Energy Inc.	8,277	182
* Kosmos Energy Ltd.	19,314	172
RPC Inc.	11,396	165
World Fuel Services Corp.	2,822	141
* Ultra Petroleum Corp.	7,994	111
PBF Energy Inc. Class A	3,814	102
* Memorial Resource Development Corp.	4,442	84
Atwood Oceanics Inc.	2,235	69
Nabors Industries Ltd.	4,488	66
QEP Resources Inc.	3,485	66
Superior Energy Services Inc.	1,625	38
CVR Energy Inc.	939	36
* NOW Inc.	1,395	32
* SunPower Corp. Class A	634	19
* Unit Corp.	493	16
Frank's International NV	575	11
* Seventy Seven Energy Inc.	1,321	8
		91,524
Financial Services (8.3%)
Visa Inc. Class A	360,329	24,747
MasterCard Inc. Class A	180,593	16,662
American Express Co.	163,009	12,995
Simon Property Group Inc.	41,721	7,568
American Tower Corporation	75,976	7,050
McGraw Hill Financial Inc.	48,955	5,079
Crown Castle International Corp.	60,041	4,896
Public Storage	23,893	4,624
Aon plc	38,665	3,914
Marsh & McLennan Cos. Inc.	66,552	3,875
T. Rowe Price Group Inc.	47,210	3,809
* Fiserv Inc.	44,807	3,591
Moody's Corp.	32,161	3,477
BlackRock Inc.	8,751	3,201
* Alliance Data Systems Corp.	10,570	3,150
Franklin Resources Inc.	58,299	2,968
Equinix Inc.	10,175	2,728
Health Care REIT Inc.	33,155	2,329

* FleetCor Technologies Inc.	14,978	2,279
* Affiliated Managers Group Inc.	9,879	2,210
Western Union Co.	97,113	2,132
Intercontinental Exchange Inc.	8,753	2,073
* CBRE Group Inc. Class A	50,615	1,936
Ventas Inc.	24,885	1,655
TD Ameritrade Holding Corp.	41,821	1,554
Ameriprise Financial Inc.	11,981	1,493
Extra Space Storage Inc.	20,751	1,453
Arthur J Gallagher & Co.	28,140	1,363
Global Payments Inc.	12,220	1,276
FactSet Research Systems Inc.	7,520	1,242
Lazard Ltd. Class A	22,052	1,225
Equifax Inc.	11,703	1,174
* Signature Bank	8,385	1,171
Broadridge Financial Solutions Inc.	21,577	1,169
Federal Realty Investment Trust	8,004	1,076
Iron Mountain Inc.	29,272	1,068
SEI Investments Co.	22,193	1,062
Charles Schwab Corp.	33,340	1,055
Jack Henry & Associates Inc.	15,365	1,000
* Ally Financial Inc.	43,852	994
Total System Services Inc.	23,192	956
CBOE Holdings Inc.	15,528	909
* Vantiv Inc. Class A	22,527	901
Eaton Vance Corp.	21,857	887
Taubman Centers Inc.	10,397	770
* Zillow Group Inc. Class A	8,367	765
Vornado Realty Trust	7,577	757
Waddell & Reed Financial Inc. Class A	15,540	742
LPL Financial Holdings Inc.	15,646	667
Plum Creek Timber Co. Inc.	15,278	630
MSCI Inc. Class A	9,405	584
Equity LifeStyle Properties Inc.	10,651	584
* Synchrony Financial	17,183	555
Apartment Investment & Management Co.	14,476	549
* Realogy Holdings Corp.	11,107	521
* Communications Sales & Leasing Inc.	19,743	514
* Howard Hughes Corp.	3,376	497
Invesco Ltd.	11,715	467
Federated Investors Inc. Class B	12,390	431
Boston Properties Inc.	3,197	416
Fidelity National Information Services Inc.	6,583	413
Legg Mason Inc.	7,510	401
Jones Lang LaSalle Inc.	2,229	386
Erie Indemnity Co. Class A	4,384	357
Tanger Factory Outlet Centers Inc.	10,429	351
Reinsurance Group of America Inc. Class A	3,430	321
Weyerhaeuser Co.	9,530	310
Dun & Bradstreet Corp.	2,290	293
Omega Healthcare Investors Inc.	8,079	291
Morningstar Inc.	3,569	276
Leucadia National Corp.	10,643	262
* SLM Corp.	24,949	256
Artisan Partners Asset Management Inc. Class A	4,947	218
* Ocwen Financial Corp.	19,116	194
NorthStar Realty Finance Corp.	10,348	188

NorthStar Asset Management Group Inc.	7,300	160
* LendingClub Corp.	8,165	157
American Financial Group Inc.	1,955	124
* SVB Financial Group	871	117
* Nationstar Mortgage Holdings Inc.	4,117	81
Gaming and Leisure Properties Inc.	2,158	79
Urban Edge Properties	3,541	76
Columbia Property Trust Inc.	2,857	74
Rayonier Inc.	2,257	58
WP GLIMCHER Inc.	4,057	57
Healthcare Trust of America Inc. Class A	2,175	54
Brown & Brown Inc.	1,013	33
Paramount Group Inc.	1,270	23
* Santander Consumer USA Holdings Inc.	856	21
		167,056
Health Care (14.2%)
* Gilead Sciences Inc.	275,858	30,971
Amgen Inc.	128,941	20,148
* Actavis plc	65,310	20,038
AbbVie Inc.	300,498	20,010
* Biogen Inc.	42,608	16,915
* Celgene Corp.	143,951	16,474
* Express Scripts Holding Co.	114,209	9,952
McKesson Corp.	41,419	9,826
Johnson & Johnson	79,868	7,998
* Regeneron Pharmaceuticals Inc.	14,174	7,265
Bristol-Myers Squibb Co.	106,310	6,868
Baxter International Inc.	97,500	6,494
* Alexion Pharmaceuticals Inc.	35,537	5,822
* Vertex Pharmaceuticals Inc.	42,436	5,444
* Illumina Inc.	25,053	5,163
Becton Dickinson and Co.	34,784	4,888
* Mylan NV	67,148	4,877
AmerisourceBergen Corp. Class A	40,632	4,574
Merck & Co. Inc.	73,580	4,480
Zoetis Inc.	90,019	4,480
Thermo Fisher Scientific Inc.	29,052	3,766
* Cerner Corp.	53,533	3,602
* BioMarin Pharmaceutical Inc.	28,114	3,530
Stryker Corp.	36,036	3,464
* Intuitive Surgical Inc.	5,981	2,917
* Incyte Corp.	26,089	2,874
* Endo International plc	32,060	2,685
* Edwards Lifesciences Corp.	18,922	2,473
St. Jude Medical Inc.	32,851	2,423
CR Bard Inc.	13,656	2,326
Aetna Inc.	19,091	2,252
* Catamaran Corp.	37,233	2,228
* Henry Schein Inc.	15,515	2,198
* Jazz Pharmaceuticals plc	10,722	1,923
* Mallinckrodt plc	14,851	1,922
* Medivation Inc.	13,643	1,802
* Varian Medical Systems Inc.	18,561	1,607
* United Therapeutics Corp.	8,562	1,573
* Centene Corp.	20,694	1,559
ResMed Inc.	25,178	1,481
* Alnylam Pharmaceuticals Inc.	11,110	1,456

*	Alkermes plc	22,071	1,349
*	IDEXX Laboratories Inc.	8,541	1,158
*	Brookdale Senior Living Inc.	30,566	1,152
	Cooper Cos. Inc.	6,313	1,148
	Perrigo Co. plc	5,671	1,079
*	Laboratory Corp. of America Holdings	8,476	1,000
*	Tenet Healthcare Corp.	17,576	935
*	DaVita HealthCare Partners Inc.	11,118	931
*	Align Technology Inc.	14,858	901
*	Seattle Genetics Inc.	18,165	783
*	athenahealth Inc.	6,688	780
*	MEDNAX Inc.	10,829	771
*	Sirona Dental Systems Inc.	6,603	652
*	Intercept Pharmaceuticals Inc.	2,535	647
	Cigna Corp.	3,794	534
*	Envision Healthcare Holdings Inc.	14,161	523
*	Hologic Inc.	13,809	494
*	HCA Holdings Inc.	5,666	464
	Universal Health Services Inc. Class B	3,544	459
	Cardinal Health Inc.	4,803	423
	DENTSPLY International Inc.	8,113	422
*	Boston Scientific Corp.	21,686	396
*	Bruker Corp.	19,942	396
*	Myriad Genetics Inc.	11,493	390
	Agilent Technologies Inc.	8,415	347
	Bio-Techne Corp.	3,350	339
*	Quintiles Transnational Holdings Inc.	4,444	310
*	Halyard Health Inc.	7,082	293
*	Charles River Laboratories International Inc.	3,988	289
	Zimmer Holdings Inc.	2,127	243
*	Premier Inc. Class A	5,921	227
	PerkinElmer Inc.	3,656	193
*	Veeva Systems Inc. Class A	6,669	181
*	Allscripts Healthcare Solutions Inc.	11,723	165
*	Pharmacyclics Inc.	624	164
*,^ Juno Therapeutics Inc.		1,542	81
*	VWR Corp.	2,595	71
	Patterson Cos. Inc.	1,127	54
	Hill-Rom Holdings Inc.	582	30
			283,522
Materials & Processing (4.6%)
	EI du Pont de Nemours & Co.	155,809	11,064
	Monsanto Co.	86,876	10,163
	LyondellBasell Industries NV Class A	71,116	7,190
	Praxair Inc.	52,705	6,475
	PPG Industries Inc.	24,839	5,685
	Precision Castparts Corp.	26,008	5,504
	Ecolab Inc.	47,949	5,497
	Sherwin-Williams Co.	14,472	4,171
	Fastenal Co.	53,032	2,201
	Sealed Air Corp.	39,105	1,904
	Eastman Chemical Co.	24,690	1,895
	Ball Corp.	25,221	1,790
	Dow Chemical Co.	34,356	1,789
	International Flavors & Fragrances Inc.	14,762	1,757
	Masco Corp.	64,400	1,743
	Martin Marietta Materials Inc.	10,997	1,639

Acuity Brands Inc.	7,797	1,376
* Crown Holdings Inc.	24,739	1,368
Sigma-Aldrich Corp.	9,791	1,364
FMC Corp.	23,719	1,356
Airgas Inc.	13,233	1,349
Valspar Corp.	15,136	1,263
Packaging Corp. of America	17,647	1,221
* WR Grace & Co.	11,843	1,160
RPM International Inc.	22,129	1,107
Lennox International Inc.	8,066	908
Hexcel Corp.	17,511	862
Southern Copper Corp.	26,286	789
NewMarket Corp.	1,637	754
Eagle Materials Inc.	8,953	747
International Paper Co.	12,102	627
Huntsman Corp.	25,624	575
Compass Minerals International Inc.	5,940	512
* USG Corp.	16,891	487
Scotts Miracle-Gro Co. Class A	7,789	477
* Platform Specialty Products Corp.	16,890	442
Westlake Chemical Corp.	6,254	441
* Armstrong World Industries Inc.	7,900	434
* Owens-Illinois Inc.	17,686	423
Silgan Holdings Inc.	7,619	414
Albemarle Corp.	6,027	363
Ingersoll-Rand plc	4,081	281
* Axalta Coating Systems Ltd.	6,001	206
Celanese Corp. Class A	2,557	176
AptarGroup Inc.	2,706	173
* MRC Global Inc.	8,120	124
Cytec Industries Inc.	1,312	79
Timken Co.	817	32
Tahoe Resources Inc.	2,212	31
Valmont Industries Inc.	234	29
Cabot Corp.	640	27
Carpenter Technology Corp.	506	21
Rayonier Advanced Materials Inc.	758	13
TimkenSteel Corp.	408	12
* Veritiv Corp.	188	8
		92,498
Other (0.0%)[2]
Restaurant Brands International LP		6

Producer Durables (11.7%)
3M Co.	117,620	18,711
Boeing Co.	124,296	17,466
Union Pacific Corp.	162,738	16,422
Honeywell International Inc.	140,711	14,662
United Parcel Service Inc. Class B	127,185	12,619
Accenture plc Class A	113,707	10,920
Lockheed Martin Corp.	48,761	9,177
Automatic Data Processing Inc.	86,623	7,407
Emerson Electric Co.	94,244	5,684
American Airlines Group Inc.	129,378	5,482
Illinois Tool Works Inc.	54,691	5,132
Cummins Inc.	33,117	4,489
Southwest Airlines Co.	110,701	4,101

FedEx Corp.	22,896	3,966
PACCAR Inc.	58,508	3,719
* United Continental Holdings Inc.	67,129	3,665
Rockwell Automation Inc.	25,012	3,074
Tyco International plc	67,226	2,713
Paychex Inc.	52,430	2,591
WW Grainger Inc.	10,500	2,523
Pall Corp.	19,821	2,467
AMETEK Inc.	43,854	2,358
Danaher Corp.	25,594	2,209
* Verisk Analytics Inc. Class A	30,044	2,181
United Technologies Corp.	18,321	2,147
TransDigm Group Inc.	9,485	2,144
* Stericycle Inc.	15,361	2,109
Rockwell Collins Inc.	21,644	2,060
Caterpillar Inc.	23,917	2,041
* Waters Corp.	15,154	2,025
Wabtec Corp.	17,170	1,722
* Mettler-Toledo International Inc.	5,292	1,718
Dover Corp.	22,247	1,677
CH Robinson Worldwide Inc.	26,405	1,630
Parker-Hannifin Corp.	13,417	1,616
Expeditors International of Washington Inc.	35,175	1,612
* United Rentals Inc.	17,321	1,540
* IHS Inc. Class A	12,175	1,502
Roper Technologies Inc.	8,144	1,425
Robert Half International Inc.	24,691	1,392
JB Hunt Transport Services Inc.	16,399	1,378
Kansas City Southern	15,187	1,374
Alaska Air Group Inc.	21,098	1,364
Flowserve Corp.	24,479	1,346
Deere & Co.	13,436	1,259
Cintas Corp.	14,466	1,245
* CoStar Group Inc.	5,865	1,225
* Trimble Navigation Ltd.	47,453	1,112
Norfolk Southern Corp.	12,014	1,105
* Middleby Corp.	10,153	1,104
* Spirit AeroSystems Holdings Inc. Class A	20,176	1,101
B/E Aerospace Inc.	18,947	1,086
Allegion plc	17,129	1,070
IDEX Corp.	13,329	1,030
* Zebra Technologies Corp.	9,083	996
Chicago Bridge & Iron Co. NV	17,755	963
Huntington Ingalls Industries Inc.	7,588	941
Nordson Corp.	11,482	929
Fluor Corp.	16,302	917
Xylem Inc.	24,013	878
* Colfax Corp.	16,825	848
Donaldson Co. Inc.	23,605	842
* Spirit Airlines Inc.	13,210	840
Graco Inc.	11,133	808
* Kirby Corp.	10,335	793
* Old Dominion Freight Line Inc.	11,374	774
Allison Transmission Holdings Inc.	24,562	752
* Copart Inc.	20,146	697
Toro Co.	10,009	685
Waste Connections Inc.	13,534	657

Trinity Industries Inc.	21,411	642
* HD Supply Holdings Inc.	19,423	630
MSC Industrial Direct Co. Inc. Class A	8,338	578
National Instruments Corp.	18,300	547
FLIR Systems Inc.	17,326	529
Landstar System Inc.	7,860	514
Manitowoc Co. Inc.	24,730	466
* Clean Harbors Inc.	7,836	441
Waste Management Inc.	8,811	437
AO Smith Corp.	6,058	432
Rollins Inc.	16,801	417
* KLX Inc.	9,223	404
Copa Holdings SA Class A	4,698	401
Avery Dennison Corp.	6,071	376
* Genesee & Wyoming Inc. Class A	4,499	370
Pitney Bowes Inc.	16,121	352
Delta Air Lines Inc.	7,920	340
Stanley Black & Decker Inc.	3,156	323
Lincoln Electric Holdings Inc.	4,607	310
Booz Allen Hamilton Holding Corp. Class A	11,875	301
* Quanta Services Inc.	8,842	259
Snap-on Inc.	1,497	233
Crane Co.	3,154	191
Covanta Holding Corp.	8,127	180
Teekay Corp.	3,883	178
Hubbell Inc. Class B	1,627	176
ITT Corp.	3,831	164
Triumph Group Inc.	2,208	147
* Keysight Technologies Inc.	4,007	132
Pentair plc	2,042	131
* Genpact Ltd.	2,600	58
RR Donnelley & Sons Co.	3,012	58
* Navistar International Corp.	1,758	47
Air Lease Corp. Class A	996	37
		233,018
Technology (24.0%)
Apple Inc.	1,083,160	141,114
Microsoft Corp.	960,087	44,990
International Business Machines Corp.	169,973	28,836
* Facebook Inc. Class A	354,685	28,088
* Google Inc. Class A	50,428	27,499
* Google Inc. Class C	51,158	27,222
Oracle Corp.	590,023	25,660
QUALCOMM Inc.	303,286	21,133
Texas Instruments Inc.	193,955	10,846
* Salesforce.com inc	110,316	8,025
* Cognizant Technology Solutions Corp. Class A	109,367	7,078
* Adobe Systems Inc.	89,417	7,072
Avago Technologies Ltd. Class A	44,894	6,647
Intuit Inc.	51,042	5,316
* Micron Technology Inc.	168,644	4,710
Skyworks Solutions Inc.	34,104	3,730
* LinkedIn Corp. Class A	18,784	3,662
* Twitter Inc.	92,599	3,396
Amphenol Corp. Class A	56,476	3,222
Applied Materials Inc.	146,132	2,942
* Electronic Arts Inc.	43,518	2,731

*	Red Hat Inc.	34,143	2,638
	Intel Corp.	76,268	2,628
*	SBA Communications Corp. Class A	23,021	2,574
*	Akamai Technologies Inc.	32,138	2,451
	Xilinx Inc.	48,039	2,278
*	ServiceNow Inc.	27,474	2,105
	Linear Technology Corp.	42,481	2,033
	Microchip Technology Inc.	36,313	1,784
	Analog Devices Inc.	25,935	1,763
*	Autodesk Inc.	31,942	1,730
*	Citrix Systems Inc.	26,401	1,716
*	Palo Alto Networks Inc.	9,776	1,657
	Maxim Integrated Products Inc.	47,049	1,650
	KLA-Tencor Corp.	27,385	1,634
*	F5 Networks Inc.	12,799	1,609
	CDK Global Inc.	28,616	1,525
*	Splunk Inc.	22,273	1,506
	Activision Blizzard Inc.	59,272	1,497
*	VMware Inc. Class A	15,687	1,370
*	Workday Inc. Class A	16,769	1,323
*	Gartner Inc.	15,092	1,320
*	VeriSign Inc.	20,157	1,274
	SanDisk Corp.	18,124	1,239
	Corning Inc.	54,349	1,137
	Altera Corp.	21,143	1,033
*	Cadence Design Systems Inc.	51,550	1,020
*	Fortinet Inc.	24,684	989
	EMC Corp.	34,175	900
*	PTC Inc.	21,504	887
*	Rackspace Hosting Inc.	21,135	847
*	Informatica Corp.	16,822	814
*	Teradata Corp.	20,876	813
*	Freescale Semiconductor Ltd.	17,738	800
*	VeriFone Systems Inc.	20,331	776
*	Tableau Software Inc. Class A	6,727	762
*	ARRIS Group Inc.	22,806	753
*	NetSuite Inc.	7,580	708
	NetApp Inc.	20,513	685
	Atmel Corp.	77,170	685
	Lam Research Corp.	7,648	629
	Solera Holdings Inc.	12,696	626
*	FireEye Inc.	13,236	616
*	SolarWinds Inc.	12,159	577
*	IPG Photonics Corp.	5,971	566
*	Groupon Inc. Class A	88,407	564
	CDW Corp.	15,176	563
*	ON Semiconductor Corp.	40,223	533
	DST Systems Inc.	4,119	488
*	SunEdison Inc.	15,691	470
	Motorola Solutions Inc.	7,861	464
	Juniper Networks Inc.	15,404	428
	IAC/InterActiveCorp	5,673	426
*	Yelp Inc. Class A	8,871	425
*,^ 3D Systems Corp.		19,233	421
	Diebold Inc.	11,559	395
*	IMS Health Holdings Inc.	13,018	387
	NVIDIA Corp.	17,076	378

*	ANSYS Inc.			4,004	356
*	CommScope Holding Co. Inc.			10,856	338
*	Cree Inc.			10,869	329
	Harris Corp.			3,908	310
*	Advanced Micro Devices Inc.			107,377	245
	Avnet Inc.			4,988	220
	Sabre Corp.			8,297	216
*	Stratasys Ltd.			4,642	165
	Computer Sciences Corp.			1,852	127
	Teradyne Inc.			4,760	101
*	NCR Corp.			2,915	88
*	Inovalon Holdings Inc. Class A			3,281	87
*	EchoStar Corp. Class A			1,610	81
*	Arista Networks Inc.			752	53
					480,504
Utilities (2.1%)
	Verizon Communications Inc.			743,936	36,780
*	Level 3 Communications Inc.			49,829	2,764
	ITC Holdings Corp.			26,618	939
	Dominion Resources Inc.			6,223	439
	CenturyLink Inc.			6,137	204
*	Calpine Corp.			9,194	185
*	Windstream Holdings Inc.			16,454	134
*	Zayo Group Holdings Inc.			1,432	38
					41,483
Total Common Stocks (Cost $1,562,202)					1,994,215
		Coupon
Temporary Cash Investments (0.0%)[1]
Money Market Fund (0.0%)
[3,4] Vanguard Market Liquidity Fund		0.136%		187,802	188

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Fannie Mae Discount Notes		0.070%	7/15/15	100	100
[6,7] Federal Home Loan Bank Discount Notes		0.085%	7/24/15	100	100
					200
Total Temporary Cash Investments (Cost $388)					388
Total Investments (99.8%) (Cost $1,562,590)					1,994,603
Other Assets and Liabilities-Net (0.2%)[4]					3,958
Net Assets (100%)					1,998,561

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $183,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.

2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $188,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

6 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,994,051	—	164
Temporary Cash Investments	188	200	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(9)	—	—
Total	1,994,231	200	164
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the

Russell 1000 Growth Index Fund

clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2015	32	3,370	(10)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2015, the cost of investment securities for tax purposes was $1,562,590,000. Net unrealized appreciation of investment securities for tax purposes was $432,013,000, consisting of unrealized gains of $457,528,000 on securities that had risen in value since their purchase and $25,515,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Index Fund

Schedule of Investments
As of May 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (14.3%)
* Office Depot Inc.	268,123	2,486
Brunswick Corp.	46,492	2,373
* Skechers U.S.A. Inc. Class A	19,601	2,075
Vail Resorts Inc.	18,123	1,880
Dana Holding Corp.	84,941	1,849
* Tenneco Inc.	30,527	1,793
Jack in the Box Inc.	18,772	1,630
American Eagle Outfitters Inc.	96,634	1,582
Pool Corp.	22,445	1,488
Wolverine World Wide Inc.	50,430	1,482
* Life Time Fitness Inc.	20,341	1,463
* Buffalo Wild Wings Inc.	9,397	1,435
* Houghton Mifflin Harcourt Co.	54,346	1,434
* Restoration Hardware Holdings Inc.	15,525	1,412
Men's Wearhouse Inc.	23,885	1,386
* Cimpress NV	16,572	1,364
Sotheby's	30,362	1,361
Cracker Barrel Old Country Store Inc.	9,512	1,342
Cheesecake Factory Inc.	24,897	1,284
* Helen of Troy Ltd.	14,339	1,255
Time Inc.	55,005	1,238
Texas Roadhouse Inc. Class A	34,775	1,218
Lithia Motors Inc. Class A	11,396	1,213
Marriott Vacations Worldwide Corp.	13,449	1,187
* Asbury Automotive Group Inc.	13,751	1,170
* Steven Madden Ltd.	29,221	1,104
HSN Inc.	16,445	1,104
* Pinnacle Entertainment Inc.	29,520	1,091
* ANN Inc.	23,250	1,087
* G-III Apparel Group Ltd.	19,015	1,081
Cooper Tire & Rubber Co.	29,135	1,070
* TRI Pointe Homes Inc.	72,615	1,047
Papa John's International Inc.	15,185	1,043
Sinclair Broadcast Group Inc. Class A	34,024	1,022
Group 1 Automotive Inc.	12,003	988
* Grand Canyon Education Inc.	23,119	987
Ryland Group Inc.	23,252	978
Hillenbrand Inc.	31,155	957
New York Times Co. Class A	68,676	955
Meredith Corp.	17,816	941
Monro Muffler Brake Inc.	15,627	922
* Gentherm Inc.	17,509	898
* Five Below Inc.	26,924	895
* Shutterfly Inc.	19,132	890
Nexstar Broadcasting Group Inc. Class A	15,201	865
Bloomin' Brands Inc.	38,314	861
* Meritage Homes Corp.	19,422	852
* American Axle & Manufacturing Holdings Inc.	33,612	844
* Select Comfort Corp.	26,943	839

Churchill Downs Inc.	6,675	832
Sonic Corp.	27,008	814
DineEquity Inc.	8,266	807
* Bright Horizons Family Solutions Inc.	14,336	798
Rent-A-Center Inc.	26,240	794
* Genesco Inc.	11,913	789
Columbia Sportswear Co.	13,639	764
PriceSmart Inc.	9,311	759
* Burlington Stores Inc.	14,255	752
* Express Inc.	41,937	740
Matthews International Corp. Class A	14,847	737
Drew Industries Inc.	11,764	722
Outerwall Inc.	9,421	722
* Meritor Inc.	48,777	698
La-Z-Boy Inc.	26,070	692
Children's Place Inc.	10,328	675
* Caleres Inc.	21,760	673
* Media General Inc.	39,745	658
* Popeyes Louisiana Kitchen Inc.	11,783	655
* Penn National Gaming Inc.	39,206	652
EW Scripps Co. Class A	27,135	636
Finish Line Inc. Class A	24,062	630
* Dorman Products Inc.	13,476	629
* Fiesta Restaurant Group Inc.	13,341	621
* Iconix Brand Group Inc.	23,982	619
KB Home	41,796	618
* LifeLock Inc.	40,148	611
* Vitamin Shoppe Inc.	15,365	610
* Hibbett Sports Inc.	12,922	602
Pier 1 Imports Inc.	47,166	599
Buckle Inc.	14,064	599
* Red Robin Gourmet Burgers Inc.	7,151	596
* Standard Pacific Corp.	72,296	596
Scholastic Corp.	13,252	589
* Belmond Ltd. Class A	48,215	588
* Crocs Inc.	38,905	585
Bob Evans Farms Inc.	12,338	567
* Krispy Kreme Doughnuts Inc.	32,557	566
* Boyd Gaming Corp.	38,789	555
Oxford Industries Inc.	7,268	551
* La Quinta Holdings Inc.	22,147	551
* Diamond Resorts International Inc.	17,668	549
MDC Holdings Inc.	19,523	546
Guess? Inc.	30,700	538
Sturm Ruger & Co. Inc.	9,702	521
International Speedway Corp. Class A	13,934	519
Interval Leisure Group Inc.	19,880	517
* Conn's Inc.	13,870	513
Cato Corp. Class A	13,702	511
* TiVo Inc.	47,784	503
* BJ's Restaurants Inc.	10,868	498
New Media Investment Group Inc.	22,272	490
* Tumi Holdings Inc.	25,365	490
* Gray Television Inc.	30,587	488
* Shutterstock Inc.	7,625	488
National CineMedia Inc.	30,476	485
* Barnes & Noble Inc.	20,586	484

*	Stamps.com Inc.	7,110	478
	Sonic Automotive Inc. Class A	19,980	465
*	Denny's Corp.	43,721	456
	MDC Partners Inc. Class A	21,313	452
*	Mattress Firm Holding Corp.	7,533	445
*	Cooper-Standard Holding Inc.	6,874	430
*	Constant Contact Inc.	15,774	430
	Libbey Inc.	10,782	426
*	Universal Electronics Inc.	8,004	415
*	Smith & Wesson Holding Corp.	27,619	406
*,^ Scientific Games Corp. Class A		25,159	383
	Callaway Golf Co.	38,054	359
*	Regis Corp.	21,425	346
	Standard Motor Products Inc.	9,720	342
*	Rentrak Corp.	4,986	339
	Remy International Inc.	15,164	335
*	Carmike Cinemas Inc.	11,877	331
*	Steiner Leisure Ltd.	6,714	329
*	Nautilus Inc.	15,490	327
*	Francesca's Holdings Corp.	20,721	325
	Nutrisystem Inc.	14,153	322
	Fred's Inc. Class A	18,162	318
*	Cavco Industries Inc.	4,346	315
*	American Woodmark Corp.	6,100	313
	Ethan Allen Interiors Inc.	12,391	311
*	Zumiez Inc.	10,179	304
*	Biglari Holdings Inc.	850	300
	AMC Entertainment Holdings Inc.	10,356	299
*	HealthStream Inc.	10,387	295
*	MarineMax Inc.	12,314	295
	Winnebago Industries Inc.	13,370	291
*	Orbitz Worldwide Inc.	25,546	288
	Capella Education Co.	5,364	286
*	M/I Homes Inc.	12,119	282
*	Tower International Inc.	10,139	279
*	Chegg Inc.	36,543	278
	Inter Parfums Inc.	8,291	277
*	Lumber Liquidators Holdings Inc.	13,463	275
*	Tuesday Morning Corp.	21,339	274
	Viad Corp.	10,075	270
*	Pep Boys-Manny Moe & Jack	26,571	269
	Ruth's Hospitality Group Inc.	17,736	261
*	Motorcar Parts of America Inc.	9,015	259
*	FTD Cos. Inc.	9,302	256
*	RealD Inc.	20,067	253
	Stage Stores Inc.	15,596	253
	ClubCorp Holdings Inc.	11,004	250
*	Strayer Education Inc.	5,327	244
*	Beazer Homes USA Inc.	13,272	243
*	Lands' End Inc.	8,121	239
*,^ Shake Shack Inc. Class A		2,884	239
	Movado Group Inc.	9,018	236
*,^ Caesars Entertainment Corp.		25,168	236
	Travelport Worldwide Ltd.	15,206	233
*	K12 Inc.	16,983	233
	Superior Industries International Inc.	11,597	224
*	XO Group Inc.	13,507	219

*	Del Frisco's Restaurant Group Inc.	11,776	219
*	Eros International plc	10,814	216
*	Chuy's Holdings Inc.	8,265	215
	World Wrestling Entertainment Inc. Class A	14,983	214
	Arctic Cat Inc.	6,449	213
	Haverty Furniture Cos. Inc.	10,108	212
*	Central Garden & Pet Co. Class A	21,733	212
*	Revlon Inc. Class A	5,743	212
*	American Public Education Inc.	8,687	210
*	America's Car-Mart Inc.	3,943	209
	Shoe Carnival Inc.	7,511	208
*	William Lyon Homes Class A	8,881	201
*	Federal-Mogul Holdings Corp.	15,938	198
	Carriage Services Inc. Class A	7,776	193
*	Hovnanian Enterprises Inc. Class A	59,081	191
*	Citi Trends Inc.	7,928	191
*	Ruby Tuesday Inc.	30,424	190
	Entravision Communications Corp. Class A	28,022	189
*	Kirkland's Inc.	7,103	187
*,^ Elizabeth Arden Inc.		13,131	185
*	Wayfair Inc.	6,180	185
*	Cumulus Media Inc. Class A	73,244	173
*	Carrols Restaurant Group Inc.	17,199	172
*	Eastman Kodak Co.	9,024	172
*	Tile Shop Holdings Inc.	13,760	172
	Marcus Corp.	8,742	171
*	Stoneridge Inc.	14,341	171
*	Caesars Acquisition Co. Class A	23,158	170
	National Presto Industries Inc.	2,384	166
*	Blue Nile Inc.	5,882	162
*,^ Container Store Group Inc.		8,302	152
*	Isle of Capri Casinos Inc.	10,584	150
*	Vera Bradley Inc.	11,101	150
*	Perry Ellis International Inc.	6,078	149
	Stein Mart Inc.	14,033	149
	Harte-Hanks Inc.	23,795	149
*	2U Inc.	5,097	141
*	Entercom Communications Corp. Class A	12,163	138
	Big 5 Sporting Goods Corp.	9,446	137
*	WCI Communities Inc.	5,808	135
*	Angie's List Inc.	21,468	135
*	LGI Homes Inc.	7,132	134
	CSS Industries Inc.	4,746	131
*	Jamba Inc.	8,429	129
	Speedway Motorsports Inc.	5,770	126
*	Overstock.com Inc.	5,693	123
*	Career Education Corp.	32,503	123
*	1-800-Flowers.com Inc. Class A	12,668	120
	Strattec Security Corp.	1,730	119
*	Sequential Brands Group Inc.	8,447	118
*	Reading International Inc. Class A	8,788	117
*	Daily Journal Corp.	552	113
	Metaldyne Performance Group Inc.	5,931	113
*	Franklin Covey Co.	5,552	111
*	SFX Entertainment Inc.	22,468	109
*	Dave & Buster's Entertainment Inc.	3,446	109
*	Black Diamond Inc.	11,500	106

*	Potbelly Corp.	7,560	106
*	Bravo Brio Restaurant Group Inc.	7,817	105
*	Habit Restaurants Inc. Class A	2,954	104
*	Christopher & Banks Corp.	17,626	101
*	QuinStreet Inc.	16,950	101
*	Build-A-Bear Workshop Inc.	6,146	99
	Flexsteel Industries Inc.	2,542	96
*	Morgans Hotel Group Co.	13,819	95
*	Zoe's Kitchen Inc.	2,968	94
	Weyco Group Inc.	3,354	94
	Escalade Inc.	5,119	94
*	Quiksilver Inc.	67,990	93
*	Monarch Casino & Resort Inc.	4,779	93
	Universal Technical Institute Inc.	10,957	92
*	Malibu Boats Inc. Class A	4,274	90
*	Intrawest Resorts Holdings Inc.	7,133	90
*	Fox Factory Holding Corp.	5,456	89
*	Vince Holding Corp.	5,558	88
	Winmark Corp.	955	88
*	Destination XL Group Inc.	17,981	87
*,^ El Pollo Loco Holdings Inc.		4,140	86
*	Lee Enterprises Inc.	27,929	84
	Marchex Inc. Class B	17,283	84
*	West Marine Inc.	8,810	84
*	Rosetta Stone Inc.	11,005	84
*	Central European Media Enterprises Ltd. Class A	35,522	82
*	VOXX International Corp. Class A	9,568	82
*	Sizmek Inc.	11,469	80
*	Martha Stewart Living Omnimedia Inc. Class A	15,369	80
*	Noodles & Co. Class A	5,484	80
*	Coupons.com Inc.	6,349	79
	Destination Maternity Corp.	7,157	79
*	Weight Watchers International Inc.	14,263	78
*	Bridgepoint Education Inc.	8,372	78
	Lifetime Brands Inc.	5,356	78
	Collectors Universe Inc.	3,596	77
	Saga Communications Inc. Class A	1,905	75
*	Cenveo Inc.	29,877	75
*	Skullcandy Inc.	9,714	73
*	EVINE Live Inc.	21,792	72
*	Aeropostale Inc.	37,824	71
*	LeapFrog Enterprises Inc.	34,066	69
*	New Home Co. Inc.	4,346	68
*	JAKKS Pacific Inc.	8,834	68
*	Boot Barn Holdings Inc.	2,681	66
*	Crown Media Holdings Inc. Class A	15,977	65
	Journal Media Group Inc.	7,892	63
	Johnson Outdoors Inc. Class A	2,600	62
*	Fuel Systems Solutions Inc.	7,368	60
	Nathan's Famous Inc.	1,487	58
*,^ ITT Educational Services Inc.		12,317	54
*	Townsquare Media Inc. Class A	4,102	54
*	Tilly's Inc. Class A	5,413	52
*	Famous Dave's of America Inc.	2,477	52
	A H Belo Corp. Class A	8,710	51
*	Systemax Inc.	6,015	50
*	Hemisphere Media Group Inc. Class A	3,962	49

*	Papa Murphy's Holdings Inc.	2,674	46
*	Gaiam Inc. Class A	6,869	45
	Bon-Ton Stores Inc.	7,396	43
*	Sportsman's Warehouse Holdings Inc.	4,458	43
	Liberty Tax Inc.	1,749	42
*	Pacific Sunwear of California Inc.	25,013	39
*	Century Communities Inc.	1,840	38
*	Sears Hometown and Outlet Stores Inc.	5,312	37
	bebe stores inc	14,387	37
*	Radio One Inc.	10,584	37
*	New York & Co. Inc.	13,314	34
*	Empire Resorts Inc.	6,910	32
	Marine Products Corp.	4,976	31
*	McClatchy Co. Class A	27,984	31
*,^ TubeMogul Inc.		1,621	27
	Salem Media Group Inc. Class A	4,822	23
*	hhgregg Inc.	5,861	23
*	Care.com Inc.	3,209	20
*	ReachLocal Inc.	4,969	14
*	Ignite Restaurant Group Inc.	3,318	12
*	Dex Media Inc.	6,819	6
*	Speed Commerce Inc.	21,299	5
			129,381
Consumer Staples (2.7%)
	Casey's General Stores Inc.	19,298	1,683
*	United Natural Foods Inc.	24,882	1,669
*	TreeHouse Foods Inc.	20,907	1,491
*	Post Holdings Inc.	26,125	1,130
*	Boston Beer Co. Inc. Class A	4,129	1,089
	Sanderson Farms Inc.	11,455	934
	B&G Foods Inc.	29,014	898
*	SUPERVALU Inc.	100,516	888
	Cal-Maine Foods Inc.	15,435	875
	Dean Foods Co.	46,457	856
	Vector Group Ltd.	37,496	829
	Lancaster Colony Corp.	9,188	820
	J&J Snack Foods Corp.	7,404	798
	Snyder's-Lance Inc.	23,705	708
*	Fresh Market Inc.	21,313	677
	Fresh Del Monte Produce Inc.	16,841	634
	WD-40 Co.	7,476	631
	Andersons Inc.	14,077	624
	Core-Mark Holding Co. Inc.	11,493	617
	Universal Corp.	11,609	598
	SpartanNash Co.	18,824	588
*	Seaboard Corp.	141	484
*	USANA Health Sciences Inc.	2,830	362
	Calavo Growers Inc.	7,120	359
*	Diplomat Pharmacy Inc.	8,537	330
*	Diamond Foods Inc.	10,687	304
	Tootsie Roll Industries Inc.	9,555	294
	Ingles Markets Inc. Class A	5,905	289
*	Boulder Brands Inc.	29,890	276
	Coca-Cola Bottling Co. Consolidated	2,317	263
	Weis Markets Inc.	5,506	238
	John B Sanfilippo & Son Inc.	4,050	205
*	Medifast Inc.	5,933	191

*	Chefs' Warehouse Inc.	9,130	171
	PetMed Express Inc.	9,904	165
*	Omega Protein Corp.	10,349	142
	Limoneira Co.	5,585	121
*	Freshpet Inc.	5,978	119
*	National Beverage Corp.	5,695	118
*	Seneca Foods Corp. Class A	4,078	115
*	Smart & Final Stores Inc.	6,790	115
*	Natural Grocers by Vitamin Cottage Inc.	4,506	109
	Village Super Market Inc. Class A	3,374	108
	Orchids Paper Products Co.	4,725	106
*	Nutraceutical International Corp.	4,474	98
*	Farmer Bros Co.	3,830	94
	Alico Inc.	1,547	76
*	Inventure Foods Inc.	7,292	69
*	Roundy's Inc.	19,812	69
	Nature's Sunshine Products Inc.	5,027	64
*	Craft Brew Alliance Inc.	5,651	61
*	Alliance One International Inc.	40,384	55
*	Synutra International Inc.	7,984	53
*	Fairway Group Holdings Corp.	9,611	43
*	Lifeway Foods Inc.	2,134	38
	Liberator Medical Holdings Inc.	14,429	38
*	Female Health Co.	10,036	24
*	22nd Century Group Inc.	18,915	20
*	PhotoMedex Inc.	6,400	11
			24,834
Energy (3.2%)
*	Diamondback Energy Inc.	23,872	1,857
	SemGroup Corp. Class A	21,368	1,682
*	Carrizo Oil & Gas Inc.	25,572	1,283
*	PDC Energy Inc.	20,011	1,193
	Delek US Holdings Inc.	29,389	1,113
*	Matador Resources Co.	39,168	1,079
	Western Refining Inc.	24,513	1,078
	Exterran Holdings Inc.	29,037	960
*	Rosetta Resources Inc.	36,671	857
*	Helix Energy Solutions Group Inc.	52,411	821
*	SEACOR Holdings Inc.	9,255	649
*	McDermott International Inc.	118,563	647
*	Forum Energy Technologies Inc.	29,723	616
	Green Plains Inc.	18,675	614
	TerraForm Power Inc. Class A	14,221	571
	SunCoke Energy Inc.	33,096	538
*	Synergy Resources Corp.	40,626	468
*	Parsley Energy Inc. Class A	26,660	466
	CARBO Ceramics Inc.	9,711	414
*	Bonanza Creek Energy Inc.	19,757	411
*	Hornbeck Offshore Services Inc.	17,812	396
*	Stone Energy Corp.	28,264	384
*	Newpark Resources Inc.	41,649	353
*	RSP Permian Inc.	12,352	352
*	C&J Energy Services Ltd.	22,867	344
*	Flotek Industries Inc.	26,399	303
*	Clean Energy Fuels Corp.	34,703	260
*	Callon Petroleum Co.	32,361	254
*,^ Sanchez Energy Corp.		25,133	253

*	TETRA Technologies Inc.	38,741	244
	Alon USA Energy Inc.	13,280	234
*	Bill Barrett Corp.	25,155	222
*	Pioneer Energy Services Corp.	31,223	219
*	Matrix Service Co.	12,966	219
*	Era Group Inc.	10,165	213
*	RigNet Inc.	5,998	213
	Tesco Corp.	17,237	207
*	Northern Oil and Gas Inc.	30,028	205
*	Parker Drilling Co.	59,804	203
*	Westmoreland Coal Co.	7,854	203
*	REX American Resources Corp.	3,158	202
	Civeo Corp.	46,822	187
*	Renewable Energy Group Inc.	16,861	179
*	Magnum Hunter Resources Corp.	96,149	176
*	Cloud Peak Energy Inc.	30,434	176
*,^ Triangle Petroleum Corp.		33,022	169
*	PowerSecure International Inc.	11,010	164
^	Energy XXI Ltd.	45,872	159
*	Clayton Williams Energy Inc.	2,969	153
*	Natural Gas Services Group Inc.	6,299	152
*	Penn Virginia Corp.	32,383	151
*	Key Energy Services Inc.	66,613	150
*,^ Vivint Solar Inc.		10,307	148
*,^ FuelCell Energy Inc.		118,699	146
*,^ Approach Resources Inc.		19,813	139
*	Basic Energy Services Inc.	15,883	138
*	Abraxas Petroleum Corp.	46,852	137
*	Pacific Ethanol Inc.	11,817	136
	Panhandle Oil and Gas Inc. Class A	6,719	136
*,^ Halcon Resources Corp.		129,004	135
*	Trecora Resources	9,675	133
*	EnerNOC Inc.	13,770	132
*	Geospace Technologies Corp.	6,273	129
*	Rex Energy Corp.	24,741	124
*,^ Solazyme Inc.		38,555	121
*	Contango Oil & Gas Co.	8,708	120
	EXCO Resources Inc.	76,604	120
*	Ring Energy Inc.	10,111	116
*	FMSA Holdings Inc.	12,735	114
*	Gastar Exploration Inc.	35,681	109
*	Eclipse Resources Corp.	15,485	98
^	W&T Offshore Inc.	16,787	91
*	ION Geophysical Corp.	62,351	89
	Comstock Resources Inc.	24,678	87
*	Enphase Energy Inc.	9,121	86
	Nordic American Offshore Ltd.	9,367	85
	Gulf Island Fabrication Inc.	6,884	78
*	Ameresco Inc. Class A	10,412	76
	Evolution Petroleum Corp.	10,447	72
*	TransAtlantic Petroleum Ltd.	12,082	66
*,^ Capstone Turbine Corp.		156,225	66
*	Jones Energy Inc. Class A	6,642	64
*	Goodrich Petroleum Corp.	21,220	58
*,^ Hercules Offshore Inc.		83,527	54
*	VAALCO Energy Inc.	23,940	53
*	PetroQuest Energy Inc.	30,691	53

*	Alpha Natural Resources Inc.	104,759	52
*	Isramco Inc.	422	52
*	Arch Coal Inc.	101,027	50
^	North Atlantic Drilling Ltd.	34,189	45
*	Swift Energy Co.	21,071	45
*	Resolute Energy Corp.	37,106	43
	Adams Resources & Energy Inc.	981	42
	Hallador Energy Co.	4,911	42
*	Harvest Natural Resources Inc.	19,282	39
*	Willbros Group Inc.	19,360	36
*	Nuverra Environmental Solutions Inc.	6,837	35
*	Independence Contract Drilling Inc.	4,735	35
*	Vantage Drilling Co.	95,933	33
*	Mitcham Industries Inc.	5,888	24
*,^ Amyris Inc.		12,145	24
*	Warren Resources Inc.	33,960	24
*	FX Energy Inc.	24,671	23
*	Midstates Petroleum Co. Inc.	17,054	21
^	Walter Energy Inc.	30,829	15
*	Glori Energy Inc.	5,581	11
*,^ Emerald Oil Inc.		1,861	11
*	Profire Energy Inc.	6,180	9
*,^ Miller Energy Resources Inc.		14,048	8
*	Global Geophysical Services Inc.	127	—
			28,844
Financial Services (24.5%)
*	WEX Inc.	19,431	2,203
	Investors Bancorp Inc.	179,603	2,157
	LaSalle Hotel Properties	55,990	2,041
	RLJ Lodging Trust	65,635	1,984
	CubeSmart	81,256	1,933
	First American Financial Corp.	53,569	1,913
	Highwoods Properties Inc.	45,188	1,896
	Bank of the Ozarks Inc.	42,650	1,875
	Prosperity Bancshares Inc.	34,964	1,873
	CNO Financial Group Inc.	102,823	1,851
*	MGIC Investment Corp.	169,734	1,842
*	Stifel Financial Corp.	32,831	1,749
	Radian Group Inc.	95,767	1,716
	Webster Financial Corp.	45,286	1,716
	New Residential Investment Corp.	99,746	1,702
	MarketAxess Holdings Inc.	18,914	1,673
	EPR Properties	28,657	1,653
	FirstMerit Corp.	82,909	1,628
*	Strategic Hotels & Resorts Inc.	134,068	1,620
	Sovran Self Storage Inc.	17,677	1,612
	Sunstone Hotel Investors Inc.	102,099	1,558
	Pebblebrook Hotel Trust	35,514	1,523
*	Euronet Worldwide Inc.	25,348	1,516
	Sun Communities Inc.	23,879	1,507
	Umpqua Holdings Corp.	82,936	1,459
*	PRA Group Inc.	24,925	1,415
	Fair Isaac Corp.	16,006	1,404
	Medical Properties Trust Inc.	103,413	1,402
	Colony Capital Inc. Class A	53,465	1,372
	GEO Group Inc.	36,140	1,371
	PrivateBancorp Inc.	35,686	1,361

Janus Capital Group Inc.	74,494	1,352
DCT Industrial Trust Inc.	40,963	1,340
United Bankshares Inc.	34,428	1,303
Susquehanna Bancshares Inc.	93,563	1,300
DiamondRock Hospitality Co.	97,492	1,284
* Texas Capital Bancshares Inc.	22,808	1,241
National Health Investors Inc.	18,693	1,236
Cathay General Bancorp	39,922	1,206
Ryman Hospitality Properties Inc.	21,666	1,194
* Western Alliance Bancorp	37,665	1,181
FNB Corp.	87,053	1,174
Wintrust Financial Corp.	23,335	1,169
BancorpSouth Inc.	47,946	1,160
First Citizens BancShares Inc. Class A	4,802	1,158
WisdomTree Investments Inc.	53,966	1,153
Healthcare Realty Trust Inc.	47,921	1,141
Hancock Holding Co.	39,102	1,139
Primerica Inc.	25,635	1,134
Advent Software Inc.	25,493	1,116
Valley National Bancorp	112,358	1,099
Hudson Pacific Properties Inc.	35,996	1,098
Financial Engines Inc.	25,481	1,093
First Industrial Realty Trust Inc.	54,555	1,064
MB Financial Inc.	32,920	1,061
Cousins Properties Inc.	108,988	1,052
Acadia Realty Trust	33,740	1,047
Washington Federal Inc.	47,187	1,043
Glacier Bancorp Inc.	36,931	1,039
RLI Corp.	21,297	1,037
DuPont Fabros Technology Inc.	31,609	1,019
IBERIABANK Corp.	15,583	1,002
Kennedy-Wilson Holdings Inc.	38,966	996
Alexander & Baldwin Inc.	24,160	992
UMB Financial Corp.	18,719	969
Invesco Mortgage Capital Inc.	61,056	969
First Financial Bankshares Inc.	31,770	957
Heartland Payment Systems Inc.	17,780	950
Lexington Realty Trust	101,980	936
American Equity Investment Life Holding Co.	36,838	936
Chesapeake Lodging Trust	29,602	920
Home BancShares Inc.	26,865	916
Symetra Financial Corp.	37,405	915
* Blackhawk Network Holdings Inc.	26,101	898
AmTrust Financial Services Inc.	14,914	898
Chambers Street Properties	117,616	896
Pinnacle Financial Partners Inc.	17,670	875
EastGroup Properties Inc.	15,531	864
CVB Financial Corp.	52,605	863
Columbia Banking System Inc.	28,526	862
South State Corp.	11,985	861
Hatteras Financial Corp.	47,918	861
Capitol Federal Financial Inc.	71,064	860
Evercore Partners Inc. Class A	16,432	838
EverBank Financial Corp.	45,263	835
Washington REIT	33,091	829
Empire State Realty Trust Inc.	45,529	823
BGC Partners Inc. Class A	86,563	818

Associated Estates Realty Corp.	28,606	818
* Hilltop Holdings Inc.	37,314	815
Equity One Inc.	32,746	811
* Cardtronics Inc.	22,096	807
Trustmark Corp.	33,520	799
Old National Bancorp	58,523	796
Sabra Health Care REIT Inc.	29,298	776
Kemper Corp.	21,640	774
FelCor Lodging Trust Inc.	71,231	765
Pennsylvania REIT	34,176	763
Education Realty Trust Inc.	23,111	761
Gramercy Property Trust Inc.	28,487	758
Selective Insurance Group Inc.	27,956	758
Argo Group International Holdings Ltd.	14,326	754
New York REIT Inc.	80,583	747
Mack-Cali Realty Corp.	44,056	745
* Credit Acceptance Corp.	3,208	739
Potlatch Corp.	20,202	733
Retail Opportunity Investments Corp.	44,861	733
LTC Properties Inc.	17,328	729
CyrusOne Inc.	22,584	729
EVERTEC Inc.	32,681	726
CYS Investments Inc.	80,666	722
Community Bank System Inc.	20,250	715
PS Business Parks Inc.	9,685	708
* BofI Holding Inc.	7,510	707
International Bancshares Corp.	27,073	707
American Assets Trust Inc.	17,846	702
Horace Mann Educators Corp.	20,279	698
Montpelier Re Holdings Ltd.	18,213	693
* Springleaf Holdings Inc. Class A	14,364	683
PennyMac Mortgage Investment Trust	36,865	677
Parkway Properties Inc.	39,217	674
* First Cash Financial Services Inc.	14,419	672
First Midwest Bancorp Inc.	37,520	666
Redwood Trust Inc.	41,329	666
Government Properties Income Trust	34,009	664
Ramco-Gershenson Properties Trust	38,482	663
National Penn Bancshares Inc.	61,802	661
HFF Inc. Class A	16,361	658
* Enstar Group Ltd.	4,255	645
Hersha Hospitality Trust Class A	100,018	636
Sterling Bancorp	45,362	613
* iStar Financial Inc.	42,393	602
STAG Industrial Inc.	28,269	602
Westamerica Bancorporation	13,140	601
* Eagle Bancorp Inc.	14,586	580
Independent Bank Corp.	12,762	576
Northwest Bancshares Inc.	47,275	572
BBCN Bancorp Inc.	39,712	572
Summit Hotel Properties Inc.	42,750	571
* Essent Group Ltd.	22,248	568
Astoria Financial Corp.	43,263	567
Capstead Mortgage Corp.	47,859	566
Physicians Realty Trust	35,060	563
Greenhill & Co. Inc.	14,123	550
Provident Financial Services Inc.	30,135	548

LegacyTexas Financial Group Inc.	21,092	547
* HRG Group Inc.	41,654	546
NBT Bancorp Inc.	21,853	538
Chatham Lodging Trust	19,140	535
ARMOUR Residential REIT Inc.	178,539	534
Park National Corp.	6,403	529
* Ambac Financial Group Inc.	22,529	527
Franklin Street Properties Corp.	45,019	523
WesBanco Inc.	16,377	518
Altisource Residential Corp.	28,592	512
* Encore Capital Group Inc.	12,877	511
* St. Joe Co.	31,617	504
Boston Private Financial Holdings Inc.	40,062	502
First Financial Bancorp	28,917	502
Apollo Commercial Real Estate Finance Inc.	29,252	502
Union Bankshares Corp.	23,167	501
Chemical Financial Corp.	16,408	497
CoreSite Realty Corp.	10,522	497
Starwood Waypoint Residential Trust	19,589	494
Simmons First National Corp. Class A	11,441	492
Excel Trust Inc.	30,623	487
United Community Banks Inc.	25,080	480
Banner Corp.	10,516	473
Renasant Corp.	15,791	465
Investment Technology Group Inc.	17,119	460
Banco Latinoamericano de Comercio Exterior SA	14,907	452
American Capital Mortgage Investment Corp.	25,676	449
Kite Realty Group Trust	16,509	447
S&T Bancorp Inc.	16,433	445
Inland Real Estate Corp.	43,800	444
Virtus Investment Partners Inc.	3,558	443
Terreno Realty Corp.	21,522	438
* Greenlight Capital Re Ltd. Class A	14,233	436
Select Income REIT	18,486	433
Nelnet Inc. Class A	10,456	430
Alexander's Inc.	1,058	427
First Merchants Corp.	18,112	422
Rexford Industrial Realty Inc.	28,906	422
Infinity Property & Casualty Corp.	5,786	419
New York Mortgage Trust Inc.	52,844	419
* Third Point Reinsurance Ltd.	28,555	411
* Navigators Group Inc.	5,274	409
Investors Real Estate Trust	56,322	408
First Commonwealth Financial Corp.	44,660	406
AMERISAFE Inc.	9,392	401
Universal Insurance Holdings Inc.	15,679	400
Stewart Information Services Corp.	10,545	396
Berkshire Hills Bancorp Inc.	14,412	395
Wilshire Bancorp Inc.	34,481	381
Brookline Bancorp Inc.	34,656	379
* Piper Jaffray Cos.	7,994	379
Ameris Bancorp	14,873	375
Cash America International Inc.	13,924	374
Tompkins Financial Corp.	7,294	372
Cohen & Steers Inc.	9,509	357
Safety Insurance Group Inc.	6,365	355
State Bank Financial Corp.	17,316	355

	Employers Holdings Inc.	15,401	348
	City Holding Co.	7,708	348
	Hanmi Financial Corp.	15,629	346
	Maiden Holdings Ltd.	24,543	343
	Northfield Bancorp Inc.	23,392	342
	InfraREIT Inc.	11,290	342
	National General Holdings Corp.	17,422	338
	TowneBank	21,395	337
*	Cowen Group Inc. Class A	56,755	335
	Ashford Hospitality Trust Inc.	38,916	335
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	16,241	333
	Southside Bancshares Inc.	12,357	332
	Oritani Financial Corp.	22,457	331
	National Bank Holdings Corp. Class A	17,084	327
	STORE Capital Corp.	15,560	325
	Cardinal Financial Corp.	15,709	324
*	Capital Bank Financial Corp.	11,366	324
	WSFS Financial Corp.	13,125	324
	Sandy Spring Bancorp Inc.	12,300	322
	Lakeland Financial Corp.	8,116	321
*	World Acceptance Corp.	3,872	316
	Rouse Properties Inc.	18,227	315
*	Customers Bancorp Inc.	12,541	315
	TrustCo Bank Corp. NY	46,465	314
*	First BanCorp	51,188	313
	Western Asset Mortgage Capital Corp.	20,477	311
	United Fire Group Inc.	10,129	309
*,^ Walter Investment Management Corp.		18,477	305
	United Financial Bancorp Inc.	24,120	304
*	KCG Holdings Inc. Class A	22,415	302
*	American Residential Properties Inc.	15,806	293
	First Potomac Realty Trust	28,842	291
	OFG Bancorp	22,093	290
	Flushing Financial Corp.	14,887	289
*	Xoom Corp.	15,271	287
	Universal Health Realty Income Trust	5,984	287
	Monmouth Real Estate Investment Corp.	29,668	286
	Cedar Realty Trust Inc.	42,191	285
	Cass Information Systems Inc.	5,660	282
	Silver Bay Realty Trust Corp.	17,848	276
	Washington Trust Bancorp Inc.	7,284	274
	Diamond Hill Investment Group Inc.	1,428	273
	FBL Financial Group Inc. Class A	4,742	272
	Anworth Mortgage Asset Corp.	52,157	271
*	INTL. FCStone Inc.	7,730	271
	Urstadt Biddle Properties Inc. Class A	13,469	271
	National Western Life Insurance Co. Class A	1,100	269
	Dime Community Bancshares Inc.	16,309	267
	Heartland Financial USA Inc.	7,822	267
	Agree Realty Corp.	8,760	266
	Resource Capital Corp.	63,415	265
	AG Mortgage Investment Trust Inc.	14,057	265
	QTS Realty Trust Inc. Class A	7,072	263
	TriCo Bancshares	11,079	261
	RAIT Financial Trust	40,493	258
	Stock Yards Bancorp Inc.	7,304	255
	Heritage Financial Corp.	14,862	254

Community Trust Bancorp Inc.	7,753	254
* HomeStreet Inc.	11,025	254
* Global Cash Access Holdings Inc.	32,838	254
Apollo Residential Mortgage Inc.	15,917	253
* First NBC Bank Holding Co.	7,424	252
* Enova International Inc.	12,925	252
First Interstate BancSystem Inc. Class A	9,113	248
Saul Centers Inc.	4,827	243
1st Source Corp.	7,487	236
Arlington Asset Investment Corp. Class A	11,197	232
Bryn Mawr Bank Corp.	8,006	231
OM Asset Management plc	11,811	230
* Forestar Group Inc.	17,163	229
Waterstone Financial Inc.	17,311	227
Banc of California Inc.	17,479	227
First Busey Corp.	36,033	226
* Green Dot Corp. Class A	15,335	225
GAMCO Investors Inc.	3,201	221
CenterState Banks Inc.	17,664	219
Meadowbrook Insurance Group Inc.	25,318	216
Getty Realty Corp.	12,811	216
Lakeland Bancorp Inc.	18,768	215
* Walker & Dunlop Inc.	8,706	214
ConnectOne Bancorp Inc.	10,997	214
CoBiz Financial Inc.	18,063	214
Dynex Capital Inc.	27,467	213
Westwood Holdings Group Inc.	3,682	209
Enterprise Financial Services Corp.	9,865	208
Great Southern Bancorp Inc.	5,267	208
Great Western Bancorp Inc.	8,957	208
MainSource Financial Group Inc.	10,356	207
BancFirst Corp.	3,542	206
* Yadkin Financial Corp.	10,323	204
* Ezcorp Inc. Class A	25,592	203
* NMI Holdings Inc. Class A	25,484	202
First Financial Corp.	5,651	192
* Beneficial Bancorp Inc.	15,652	192
* Blue Hills Bancorp Inc.	13,865	190
* Marcus & Millichap Inc.	4,047	190
Ashford Hospitality Prime Inc.	11,989	189
Independent Bank Group Inc.	4,651	189
* Flagstar Bancorp Inc.	9,970	187
* LendingTree Inc.	3,141	186
German American Bancorp Inc.	6,404	186
BNC Bancorp	9,984	185
HCI Group Inc.	4,270	185
Hudson Valley Holding Corp.	7,136	184
Campus Crest Communities Inc.	32,539	184
* Altisource Portfolio Solutions SA	6,625	182
CareTrust REIT Inc.	13,881	181
* PICO Holdings Inc.	11,423	181
Peoples Bancorp Inc.	7,762	179
* Safeguard Scientifics Inc.	9,993	179
Clifton Bancorp Inc.	12,871	179
Metro Bancorp Inc.	6,890	178
Gladstone Commercial Corp.	10,244	178
Central Pacific Financial Corp.	7,555	177

RE/MAX Holdings Inc.	5,169	173
Federated National Holding Co.	6,700	172
Southwest Bancorp Inc.	9,662	171
First Defiance Financial Corp.	4,740	167
Federal Agricultural Mortgage Corp.	5,231	165
* Tejon Ranch Co.	6,606	165
* Pacific Premier Bancorp Inc.	10,435	164
Mercantile Bank Corp.	8,185	164
Ares Commercial Real Estate Corp.	13,940	162
Bank Mutual Corp.	22,728	161
* Ladenburg Thalmann Financial Services Inc.	48,656	160
OneBeacon Insurance Group Ltd. Class A	11,047	159
Preferred Bank	5,749	159
* Bancorp Inc.	16,277	157
* HomeTrust Bancshares Inc.	10,148	157
Financial Institutions Inc.	6,782	156
State Auto Financial Corp.	7,352	156
Peapack Gladstone Financial Corp.	7,638	155
CorEnergy Infrastructure Trust Inc.	23,060	153
Univest Corp. of Pennsylvania	7,969	153
Independent Bank Corp.	11,274	153
Whitestone REIT	10,859	152
First Bancorp	9,624	152
Bank of Kentucky Financial Corp.	3,046	150
First of Long Island Corp.	5,932	150
Stonegate Bank	4,909	147
Park Sterling Corp.	21,940	146
West Bancorporation Inc.	7,840	143
* Seacoast Banking Corp. of Florida	9,569	143
Bridge Bancorp Inc.	5,735	142
Arrow Financial Corp.	5,390	142
State National Cos. Inc.	13,153	141
* NewStar Financial Inc.	13,307	141
Camden National Corp.	3,661	140
Meta Financial Group Inc.	3,473	139
Talmer Bancorp Inc. Class A	8,743	139
Suffolk Bancorp	5,747	139
United Community Financial Corp.	25,418	139
Peoples Financial Services Corp.	3,686	138
* Bridge Capital Holdings	4,910	137
* MoneyGram International Inc.	14,049	137
Bank of Marin Bancorp	2,875	135
One Liberty Properties Inc.	6,064	135
First Community Bancshares Inc.	8,005	134
Armada Hoffler Properties Inc.	12,574	133
Oppenheimer Holdings Inc. Class A	5,108	133
Ladder Capital Corp.	7,454	132
James River Group Holdings Ltd.	5,625	132
NewBridge Bancorp	16,600	130
Fidelity Southern Corp.	8,428	130
* Meridian Bancorp Inc.	10,086	130
* TriState Capital Holdings Inc.	11,068	129
* Anchor BanCorp Wisconsin Inc.	3,353	124
* PennyMac Financial Services Inc. Class A	6,601	124
Guaranty Bancorp	7,449	123
Fidelity & Guaranty Life	5,590	123
Pacific Continental Corp.	9,457	122

	Republic Bancorp Inc. Class A	4,912	121
	Citizens & Northern Corp.	6,197	120
*	Citizens Inc. Class A	21,545	120
*	FCB Financial Holdings Inc. Class A	4,163	120
	CNB Financial Corp.	7,192	120
*	Altisource Asset Management Corp.	701	119
	Consolidated-Tomoka Land Co.	2,134	119
	First Connecticut Bancorp Inc.	8,062	118
	OceanFirst Financial Corp.	6,734	116
	United Insurance Holdings Corp.	8,013	116
	CatchMark Timber Trust Inc. Class A	9,586	114
*	eHealth Inc.	8,528	111
	Easterly Government Properties Inc.	7,145	111
	BankFinancial Corp.	9,340	111
	Kearny Financial Corp.	10,061	109
*	Global Indemnity plc	3,977	109
*	Atlas Financial Holdings Inc.	5,798	109
	GAIN Capital Holdings Inc.	11,648	108
	Horizon Bancorp	4,509	108
	UMH Properties Inc.	10,902	108
	Moelis & Co. Class A	3,714	107
	Charter Financial Corp.	8,753	106
	Baldwin & Lyons Inc.	4,694	106
	Sierra Bancorp	6,234	105
*	CU Bancorp	4,900	104
	Calamos Asset Management Inc. Class A	8,376	103
	Territorial Bancorp Inc.	4,433	102
*	FRP Holdings Inc.	3,359	102
	American National Bankshares Inc.	4,503	102
	MidWestOne Financial Group Inc.	3,499	102
	Fox Chase Bancorp Inc.	6,219	101
	Ames National Corp.	4,186	100
	National Bankshares Inc.	3,573	99
	Crawford & Co. Class B	13,537	99
	Penns Woods Bancorp Inc.	2,296	97
*	Regional Management Corp.	5,577	97
	Heritage Commerce Corp.	10,726	97
	First Business Financial Services Inc.	2,038	91
*,^ On Deck Capital Inc.		5,929	90
*	AV Homes Inc.	5,843	90
	National Interstate Corp.	3,444	88
	EMC Insurance Group Inc.	2,455	87
*	Square 1 Financial Inc. Class A	3,315	87
	First Bancorp Inc.	4,992	85
	Heritage Oaks Bancorp	10,878	84
	Opus Bank	2,657	84
*	Sun Bancorp Inc.	4,300	83
	Northrim BanCorp Inc.	3,389	83
	Kansas City Life Insurance Co.	1,839	82
*	Hallmark Financial Services Inc.	7,367	82
*	Cascade Bancorp	16,197	80
	Capital City Bank Group Inc.	5,518	80
	Enterprise Bancorp Inc.	3,820	79
*	FBR & Co.	3,716	79
	Manning & Napier Inc.	7,082	78
*	Heritage Insurance Holdings Inc.	3,638	76
	Merchants Bancshares Inc.	2,554	76

	Owens Realty Mortgage Inc.	5,656	75
	First Financial Northwest Inc.	6,458	75
*	Stonegate Mortgage Corp.	7,448	73
	Trade Street Residential Inc.	9,897	72
	Century Bancorp Inc. Class A	1,829	70
	Old Line Bancshares Inc.	4,448	69
	Macatawa Bank Corp.	13,122	67
	Resource America Inc. Class A	7,939	63
	Donegal Group Inc. Class A	4,071	60
*	CommunityOne Bancorp	5,913	59
*	Consumer Portfolio Services Inc.	9,729	57
	MidSouth Bancorp Inc.	3,807	53
*	JG Wentworth Co. Class A	5,445	51
*	Republic First Bancorp Inc.	14,171	50
*	Phoenix Cos. Inc.	2,785	48
	Pzena Investment Management Inc. Class A	5,243	46
*	Higher One Holdings Inc.	16,163	46
*	Triumph Bancorp Inc.	3,576	44
	Independence Holding Co.	3,628	43
*	Nicholas Financial Inc.	3,079	40
	Palmetto Bancshares Inc.	2,059	38
*	Ashford Inc.	379	37
	Silvercrest Asset Management Group Inc. Class A	2,666	35
	RCS Capital Corp. Class A	4,323	34
	Medley Management Inc. Class A	2,786	32
*,^ Trupanion Inc.		3,840	32
*	Hampton Roads Bankshares Inc.	15,576	32
	FXCM Inc. Class A	21,561	31
*	Green Bancorp Inc.	2,157	31
*	UCP Inc.	3,731	30
	ServisFirst Bancshares Inc.	856	30
	Fifth Street Asset Management Inc.	2,786	28
	Great Ajax Corp.	2,020	27
*	C1 Financial Inc.	1,499	27
	Tiptree Financial Inc. Class A	3,610	24
	CIFC Corp.	3,124	24
*	BBX Capital Corp.	1,174	19
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	782	—
			221,108
Health Care (16.3%)
*	Isis Pharmaceuticals Inc.	58,954	3,969
*	DexCom Inc.	37,565	2,694
*	Synageva BioPharma Corp.	11,638	2,484
*	Puma Biotechnology Inc.	12,339	2,412
*	Bluebird Bio Inc.	12,380	2,405
*	Team Health Holdings Inc.	35,217	2,059
	STERIS Corp.	29,628	1,980
*	Cepheid	34,960	1,929
	West Pharmaceutical Services Inc.	35,434	1,918
*	Dyax Corp.	72,790	1,917
	HealthSouth Corp.	44,172	1,906
*	PAREXEL International Corp.	28,517	1,896
*	WellCare Health Plans Inc.	21,998	1,885
*	Neurocrine Biosciences Inc.	42,344	1,857
*	Receptos Inc.	11,001	1,814
*,^ OPKO Health Inc.		98,112	1,735
*	Acadia Healthcare Co. Inc.	23,263	1,725

*	Impax Laboratories Inc.	35,127	1,651
*	ACADIA Pharmaceuticals Inc.	39,213	1,616
*	Medidata Solutions Inc.	26,919	1,562
*	Akorn Inc.	31,059	1,426
*	Amsurg Corp.	21,085	1,420
*	Celldex Therapeutics Inc.	48,868	1,411
*	Pacira Pharmaceuticals Inc.	17,756	1,389
*	Thoratec Corp.	26,926	1,222
*	Novavax Inc.	132,915	1,196
*	Horizon Pharma plc	36,851	1,195
*	ABIOMED Inc.	19,893	1,188
*,^ Exact Sciences Corp.		43,953	1,187
*	NuVasive Inc.	23,097	1,168
*	Anacor Pharmaceuticals Inc.	16,352	1,165
*	Clovis Oncology Inc.	12,234	1,131
*	Prestige Brands Holdings Inc.	25,675	1,128
*	Molina Healthcare Inc.	14,980	1,090
	Chemed Corp.	8,692	1,079
*	Haemonetics Corp.	25,791	1,066
	Owens & Minor Inc.	31,254	1,041
*	Portola Pharmaceuticals Inc. Class A	22,846	955
	Kindred Healthcare Inc.	41,076	941
*	Magellan Health Inc.	13,667	924
*	Medicines Co.	32,294	916
*	AMAG Pharmaceuticals Inc.	12,991	904
*	Halozyme Therapeutics Inc.	51,386	892
*	Agios Pharmaceuticals Inc.	7,279	888
*	WebMD Health Corp.	19,232	883
*	Ligand Pharmaceuticals Inc.	9,762	860
*	Cyberonics Inc.	13,329	853
*	Neogen Corp.	18,209	851
*	Globus Medical Inc.	32,683	848
*	Ironwood Pharmaceuticals Inc. Class A	59,348	837
*	Integra LifeSciences Holdings Corp.	12,414	834
*	Air Methods Corp.	19,426	819
*,^ Intrexon Corp.		18,795	792
	Cantel Medical Corp.	16,805	782
*	Masimo Corp.	22,227	780
*	Catalent Inc.	24,343	778
*	Insulet Corp.	27,518	778
*	ARIAD Pharmaceuticals Inc.	82,008	753
	CONMED Corp.	13,541	752
*	ExamWorks Group Inc.	18,277	747
*	HMS Holdings Corp.	43,633	744
*	Nektar Therapeutics	63,197	727
*	Lannett Co. Inc.	12,808	713
*	PTC Therapeutics Inc.	12,181	708
^	Theravance Inc.	41,045	694
*	Wright Medical Group Inc.	24,890	682
*	Omnicell Inc.	18,259	675
*	Insmed Inc.	30,633	672
*	Tetraphase Pharmaceuticals Inc.	15,289	656
*	Repligen Corp.	15,987	652
*	ICU Medical Inc.	6,692	649
*	Greatbatch Inc.	12,404	645
	Select Medical Holdings Corp.	39,303	643
*	MedAssets Inc.	30,427	635

*	Acorda Therapeutics Inc.	20,775	633
*	Chimerix Inc.	15,100	632
*	TESARO Inc.	10,669	627
*	Natus Medical Inc.	16,045	627
*	HeartWare International Inc.	8,474	625
*	AMN Healthcare Services Inc.	23,214	617
*	Merrimack Pharmaceuticals Inc.	52,309	617
*	Cambrex Corp.	15,293	612
*	Prothena Corp. plc	15,384	607
*	Depomed Inc.	28,875	602
	Abaxis Inc.	11,212	595
*,^ MannKind Corp.		114,204	592
*	Achillion Pharmaceuticals Inc.	57,018	564
*	Endologix Inc.	33,737	563
*	Cempra Inc.	15,000	551
*	Momenta Pharmaceuticals Inc.	27,069	537
	PDL BioPharma Inc.	80,325	537
*	Array BioPharma Inc.	69,911	535
*,^ Keryx Biopharmaceuticals Inc.		50,578	526
	Analogic Corp.	6,211	526
	Ensign Group Inc.	11,304	524
*	Spectranetics Corp.	20,801	516
*	Sarepta Therapeutics Inc.	20,007	513
*	PharMerica Corp.	15,045	500
*	NxStage Medical Inc.	30,764	499
*	KYTHERA Biopharmaceuticals Inc.	9,886	498
*	Raptor Pharmaceutical Corp.	40,019	493
*	MiMedx Group Inc.	46,687	483
*	Arena Pharmaceuticals Inc.	120,859	474
*	Tornier NV	17,841	474
*	Emergent Biosolutions Inc.	14,665	467
*	Affymetrix Inc.	38,685	454
*	Merit Medical Systems Inc.	21,577	444
*,^ ZIOPHARM Oncology Inc.		45,506	431
*	NewLink Genetics Corp.	9,912	428
*	Retrophin Inc.	13,473	426
*	IPC Healthcare Inc.	8,610	425
*	TherapeuticsMD Inc.	59,772	423
*	Sangamo BioSciences Inc.	34,171	419
*	Amedisys Inc.	13,410	416
*	Bio-Reference Laboratories Inc.	12,351	410
*	Hanger Inc.	17,723	407
*	Zeltiq Aesthetics Inc.	14,609	401
*	Cynosure Inc. Class A	11,232	401
	Quality Systems Inc.	25,081	397
*	Cardiovascular Systems Inc.	13,905	389
*	BioCryst Pharmaceuticals Inc.	34,395	386
*	ImmunoGen Inc.	42,120	378
*	Relypsa Inc.	10,129	373
	Meridian Bioscience Inc.	20,397	371
*	Capital Senior Living Corp.	14,245	367
*	Omeros Corp.	18,468	367
*	Esperion Therapeutics Inc.	3,287	353
	Invacare Corp.	15,783	343
*	Ophthotech Corp.	6,810	341
*	LDR Holding Corp.	8,177	331
*	Ultragenyx Pharmaceutical Inc.	3,802	331

*	PRA Health Sciences Inc.	9,748	326
*	Fluidigm Corp.	13,774	326
*	Dynavax Technologies Corp.	14,192	323
*	MacroGenics Inc.	9,919	321
	National HealthCare Corp.	5,060	318
*	AtriCure Inc.	13,479	309
*	Infinity Pharmaceuticals Inc.	23,828	309
*	Luminex Corp.	18,409	309
*	Quidel Corp.	13,992	303
*	Exelixis Inc.	96,066	303
*,^ Inovio Pharmaceuticals Inc.		35,879	302
*	Geron Corp.	77,583	299
	US Physical Therapy Inc.	5,994	299
*	Triple-S Management Corp. Class B	12,392	297
*	Orthofix International NV	9,050	297
*	Orexigen Therapeutics Inc.	60,144	295
*	Insys Therapeutics Inc.	4,939	294
*	Spark Therapeutics Inc.	3,951	291
*	OvaScience Inc.	8,524	289
	Computer Programs & Systems Inc.	5,481	287
*	Aegerion Pharmaceuticals Inc.	14,471	282
*	Vascular Solutions Inc.	8,558	279
*	Kite Pharma Inc.	5,049	278
*	Acceleron Pharma Inc.	8,162	275
*	Providence Service Corp.	5,701	274
	Atrion Corp.	713	267
*	Five Prime Therapeutics Inc.	10,340	265
*,^ Rockwell Medical Inc.		23,684	262
*	Intra-Cellular Therapies Inc.	9,832	258
	Phibro Animal Health Corp. Class A	7,313	253
*,^ Accelerate Diagnostics Inc.		11,144	249
*	Agenus Inc.	30,400	249
*	Foundation Medicine Inc.	6,855	245
*	SciClone Pharmaceuticals Inc.	26,027	241
*	Sagent Pharmaceuticals Inc.	10,754	240
*	Anika Therapeutics Inc.	7,114	240
*	Albany Molecular Research Inc.	11,775	237
*,^ Cerus Corp.		47,488	236
*	Surgical Care Affiliates Inc.	6,211	236
*	Healthways Inc.	15,539	236
*	ZS Pharma Inc.	4,014	235
*	Sage Therapeutics Inc.	3,123	234
*	Accuray Inc.	37,679	232
*	LHC Group Inc.	6,243	229
*	Supernus Pharmaceuticals Inc.	15,989	227
*	Genomic Health Inc.	8,293	225
*	TG Therapeutics Inc.	14,257	224
*	Heron Therapeutics Inc.	11,296	223
*	Alder Biopharmaceuticals Inc.	5,061	215
*	Synergy Pharmaceuticals Inc.	49,952	215
*	Universal American Corp.	20,923	215
*	Radius Health Inc.	4,324	208
*	Spectrum Pharmaceuticals Inc.	32,945	207
*	Enanta Pharmaceuticals Inc.	5,019	205
*	CorVel Corp.	5,641	203
*	Nevro Corp.	3,951	201
*	AngioDynamics Inc.	12,441	200

*	Aratana Therapeutics Inc.	14,527	197
*	Karyopharm Therapeutics Inc.	7,279	196
*	Progenics Pharmaceuticals Inc.	34,753	196
*	Adeptus Health Inc. Class A	2,789	195
*	Sequenom Inc.	58,137	195
*	GenMark Diagnostics Inc.	20,648	189
*,^ Northwest Biotherapeutics Inc.		21,754	183
*	RTI Surgical Inc.	27,852	180
*	Osiris Therapeutics Inc.	9,590	178
*	BioDelivery Sciences International Inc.	20,865	178
*	STAAR Surgical Co.	18,943	177
*	OraSure Technologies Inc.	28,382	176
*	ANI Pharmaceuticals Inc.	3,452	174
*,^ Arrowhead Research Corp.		27,495	173
*	Xencor Inc.	9,530	173
*	Vanda Pharmaceuticals Inc.	16,922	171
*	Pacific Biosciences of California Inc.	29,840	168
*	XenoPort Inc.	28,069	167
*	Idera Pharmaceuticals Inc.	43,525	167
*	Theravance Biopharma Inc.	11,716	163
*	Mirati Therapeutics Inc.	4,410	162
*	INC Research Holdings Inc. Class A	4,654	161
*	Corcept Therapeutics Inc.	26,188	160
*	Cross Country Healthcare Inc.	15,024	160
*	XOMA Corp.	45,062	159
	Landauer Inc.	4,652	159
*	Merge Healthcare Inc.	34,674	158
*	Almost Family Inc.	4,092	157
*	Immunomedics Inc.	40,179	155
*	Oncothyreon Inc.	44,893	154
*	SurModics Inc.	6,216	153
*	OncoMed Pharmaceuticals Inc.	6,152	153
*	Unilife Corp.	61,535	151
*	Rigel Pharmaceuticals Inc.	43,130	151
*,^ Organovo Holdings Inc.		30,017	150
*	Epizyme Inc.	7,914	150
*	Atara Biotherapeutics Inc.	3,516	149
	CryoLife Inc.	13,808	148
*	Antares Pharma Inc.	69,413	147
*	Sucampo Pharmaceuticals Inc. Class A	8,799	143
*	Avalanche Biotechnologies Inc.	3,827	143
*	CTI BioPharma Corp.	73,266	142
*	HealthEquity Inc.	5,221	138
*	Civitas Solutions Inc.	5,950	132
*	Peregrine Pharmaceuticals Inc.	92,440	130
*	Zafgen Inc.	3,974	129
*	Lexicon Pharmaceuticals Inc.	18,127	127
*	BioTelemetry Inc.	13,029	126
*	BioScrip Inc.	34,604	123
*	Verastem Inc.	14,121	122
*	BioTime Inc.	26,080	122
*	K2M Group Holdings Inc.	4,546	119
*	Oxford Immunotec Global plc	8,610	118
*	ChemoCentryx Inc.	13,564	118
*	AAC Holdings Inc.	2,984	116
*	Endocyte Inc.	18,947	115
*	CytRx Corp.	27,547	113

*	VIVUS Inc.	44,582	113
*	Revance Therapeutics Inc.	4,382	112
*	Galena Biopharma Inc.	70,669	111
*	Regulus Therapeutics Inc.	7,773	110
*	Threshold Pharmaceuticals Inc.	28,065	109
*,^ IGI Laboratories Inc.		16,409	107
*	Zogenix Inc.	62,594	106
*	RadNet Inc.	16,094	105
*	Cytokinetics Inc.	16,432	105
*	Stemline Therapeutics Inc.	7,547	104
*	Pernix Therapeutics Holdings Inc.	16,290	104
*	Five Star Quality Care Inc.	22,092	102
*	Exactech Inc.	4,756	102
*	Otonomy Inc.	4,039	99
*	Bellicum Pharmaceuticals Inc.	3,997	99
	Utah Medical Products Inc.	1,781	97
*	Navidea Biopharmaceuticals Inc.	75,222	94
*	Inogen Inc.	2,482	93
*	Coherus Biosciences Inc.	3,762	92
*	BioSpecifics Technologies Corp.	1,937	92
*	POZEN Inc.	13,753	89
*	Addus HomeCare Corp.	3,078	86
*	FibroGen Inc.	4,671	85
*	Repros Therapeutics Inc.	11,683	84
*	Synta Pharmaceuticals Corp.	38,790	83
*	Immune Design Corp.	3,714	81
*	Genesis Healthcare Inc.	12,195	78
*	Amphastar Pharmaceuticals Inc.	4,915	75
*	NanoString Technologies Inc.	5,302	74
*	Ocular Therapeutix Inc.	3,057	74
*	Intersect ENT Inc.	3,081	73
*	Derma Sciences Inc.	10,737	70
	National Research Corp. Class A	4,824	67
*	Sunesis Pharmaceuticals Inc.	27,318	65
*	Tandem Diabetes Care Inc.	5,316	64
*	Vital Therapies Inc.	2,860	62
*	Versartis Inc.	3,887	60
*	Sientra Inc.	2,669	60
*	TransEnterix Inc.	13,285	60
*	Entellus Medical Inc.	2,504	58
*	Applied Genetic Technologies Corp.	2,868	58
*	Aerie Pharmaceuticals Inc.	5,159	57
*	Flexion Therapeutics Inc.	2,818	56
*	Alimera Sciences Inc.	12,898	55
*	Dermira Inc.	3,624	54
*	Castlight Health Inc. Class B	5,933	52
*,^ Ampio Pharmaceuticals Inc.		20,320	49
*,^ Neuralstem Inc.		31,497	49
*	Enzo Biochem Inc.	19,010	46
*	T2 Biosystems Inc.	2,750	46
*	Flex Pharma Inc.	2,555	46
*	AcelRx Pharmaceuticals Inc.	12,306	43
*	Imprivata Inc.	2,726	43
*	Invitae Corp.	3,453	43
*	Alliance HealthCare Services Inc.	2,306	42
*	Akebia Therapeutics Inc.	5,393	42
*	Actinium Pharmaceuticals Inc.	10,755	42

*	Vitae Pharmaceuticals Inc.	3,374	41
*	Bio-Path Holdings Inc.	33,611	40
*	Calithera Biosciences Inc.	3,711	39
*	Symmetry Surgical Inc.	4,304	38
*	Veracyte Inc.	3,481	37
*	Pain Therapeutics Inc.	17,421	34
*	NanoViricides Inc.	21,952	34
*	Kindred Biosciences Inc.	5,145	33
*	Cytori Therapeutics Inc.	47,511	31
*	Tokai Pharmaceuticals Inc.	2,745	31
*,^ NeoStem Inc.		14,420	31
*	Genocea Biosciences Inc.	2,710	29
*	Dicerna Pharmaceuticals Inc.	1,715	28
*	Second Sight Medical Products Inc.	1,868	27
*	Ohr Pharmaceutical Inc.	9,636	26
*	Cara Therapeutics Inc.	2,631	25
*	Ardelyx Inc.	2,269	25
*	Adamas Pharmaceuticals Inc.	1,340	24
*	Galectin Therapeutics Inc.	8,283	21
*	Loxo Oncology Inc.	1,666	21
*	Achaogen Inc.	3,161	19
*	TriVascular Technologies Inc.	3,406	19
*	Egalet Corp.	1,682	17
	National Research Corp. Class B	386	12
*	Tobira Therapeutics Inc.	784	10
*	Eleven Biotherapeutics Inc.	2,225	6
*	Roka Bioscience Inc.	2,307	6
			146,893
Materials & Processing (6.5%)
	Graphic Packaging Holding Co.	163,931	2,334
	Belden Inc.	21,862	1,846
	PolyOne Corp.	44,675	1,737
	Watsco Inc.	12,953	1,631
	Sensient Technologies Corp.	23,463	1,588
*	Berry Plastics Group Inc.	44,725	1,497
*	Polypore International Inc.	22,465	1,346
	Axiall Corp.	34,816	1,313
*	Louisiana-Pacific Corp.	70,764	1,280
	Minerals Technologies Inc.	17,212	1,159
	Olin Corp.	39,450	1,153
	KapStone Paper and Packaging Corp.	42,230	1,138
	HB Fuller Co.	24,822	1,045
*	Masonite International Corp.	14,595	996
	Mueller Industries Inc.	28,096	979
*	Rexnord Corp.	37,252	954
	Commercial Metals Co.	58,387	938
*	Chemtura Corp.	33,503	930
*	Stillwater Mining Co.	59,535	863
	Balchem Corp.	15,114	853
*	Trex Co. Inc.	16,690	844
^	US Silica Holdings Inc.	26,672	823
*	RBC Bearings Inc.	11,543	809
	Apogee Enterprises Inc.	14,470	777
*	Beacon Roofing Supply Inc.	24,528	769
	Mueller Water Products Inc. Class A	79,181	730
	Kaiser Aluminum Corp.	8,971	728
	Interface Inc. Class A	33,068	712

Simpson Manufacturing Co. Inc.	20,584	698
* Boise Cascade Co.	19,624	695
* Headwaters Inc.	36,552	694
Worthington Industries Inc.	24,153	657
A Schulman Inc.	14,566	623
Globe Specialty Metals Inc.	31,806	615
Schweitzer-Mauduit International Inc.	15,189	613
* Clearwater Paper Corp.	9,544	573
Innophos Holdings Inc.	10,972	572
Hecla Mining Co.	183,568	571
Quaker Chemical Corp.	6,612	565
* Cabot Microelectronics Corp.	12,054	557
Universal Forest Products Inc.	10,018	555
Calgon Carbon Corp.	26,615	553
* Ferro Corp.	35,917	545
* RTI International Metals Inc.	15,328	541
Innospec Inc.	12,197	523
Tronox Ltd. Class A	30,722	518
PH Glatfelter Co.	21,547	506
AAON Inc.	21,158	501
Neenah Paper Inc.	8,290	500
Stepan Co.	9,638	496
* AK Steel Holding Corp.	88,712	467
Comfort Systems USA Inc.	18,942	425
* LSB Industries Inc.	9,722	413
OM Group Inc.	15,202	403
* Resolute Forest Products Inc.	32,799	392
* Kraton Performance Polymers Inc.	16,089	382
Materion Corp.	10,108	376
* Nortek Inc.	4,477	370
* Coeur Mining Inc.	66,758	364
Deltic Timber Corp.	5,452	352
* Horsehead Holding Corp.	27,426	341
Aceto Corp.	14,133	333
* Intrepid Potash Inc.	27,372	318
Quanex Building Products Corp.	17,081	304
Griffon Corp.	18,742	299
Haynes International Inc.	6,111	288
* Century Aluminum Co.	25,242	282
* PGT Inc.	23,507	281
* Builders FirstSource Inc.	22,600	278
* Gibraltar Industries Inc.	15,432	277
* US Concrete Inc.	7,032	266
Koppers Holdings Inc.	10,118	261
Tredegar Corp.	12,397	246
NN Inc.	8,895	242
* Patrick Industries Inc.	4,032	241
* Unifi Inc.	7,286	237
Schnitzer Steel Industries Inc.	13,091	234
Zep Inc.	11,651	233
Myers Industries Inc.	13,266	229
Advanced Drainage Systems Inc.	7,735	225
Hawkins Inc.	5,380	219
Wausau Paper Corp.	21,367	209
* NCI Building Systems Inc.	13,935	209
LB Foster Co. Class A	5,164	197
American Vanguard Corp.	14,158	195

*	Landec Corp.	13,108	187
	Insteel Industries Inc.	9,249	184
	Global Brass & Copper Holdings Inc.	10,486	181
*	OMNOVA Solutions Inc.	22,945	172
*	Trinseo SA	5,741	168
	KMG Chemicals Inc.	4,873	145
*	Rentech Inc.	115,817	137
	FutureFuel Corp.	11,258	135
	Chase Corp.	3,291	134
*	Continental Building Products Inc.	5,826	130
*	Ply Gem Holdings Inc.	10,510	130
	Kronos Worldwide Inc.	10,372	127
*	Stock Building Supply Holdings Inc.	7,206	120
*	Senomyx Inc.	21,236	120
	Culp Inc.	4,367	115
	LSI Industries Inc.	11,101	105
*	AEP Industries Inc.	2,046	102
*	Northwest Pipe Co.	4,792	100
*	Installed Building Products Inc.	4,186	90
	Olympic Steel Inc.	4,717	83
	Dynamic Materials Corp.	7,150	79
	Oil-Dri Corp. of America	2,536	79
*	Dixie Group Inc.	7,825	76
*	Universal Stainless & Alloy Products Inc.	3,625	65
	Ampco-Pittsburgh Corp.	3,889	64
*	UFP Technologies Inc.	3,059	61
*	Handy & Harman Ltd.	1,873	59
	United States Lime & Minerals Inc.	903	54
	Gold Resource Corp.	17,300	51
*,^ Molycorp Inc.		95,000	50
	Omega Flex Inc.	1,342	43
*	Ryerson Holding Corp.	5,059	42
	Noranda Aluminum Holding Corp.	23,351	41
*	Shiloh Industries Inc.	3,801	37
*	NL Industries Inc.	3,115	25
*	Aspen Aerogels Inc.	3,011	21
*	Marrone Bio Innovations Inc.	8,071	17
*	TCP International Holdings Ltd.	3,284	13
			58,373
Other (0.0%)[2]
*	Summit Materials Inc. Class A	2,077	57
*	Leap Wireless International Inc CVR	22,395	56
*	GoDaddy Inc. Class A	1,025	28
*	Furiex Pharmaceuticals Inc. CVR	2,795	27
*	Apigee Corp.	1,894	27
*	Party City Holdco Inc.	1,071	23
*	Black Knight Financial Services Inc. Class A	780	22
*	aTyr Pharma Inc.	891	20
*	Blueprint Medicines Corp.	698	20
*	Collegium Pharmaceutical Inc.	980	17
*	Virtu Financial Inc. Class A	722	16
*	Press Ganey Holdings Inc.	546	15
*	Avinger Inc.	1,223	14
*	Bojangles' Inc.	420	12
*	MaxPoint Interactive Inc.	1,050	10
*	Presbia plc	700	6
*	HTG Molecular Diagnostics Inc.	350	5

* Neothetics Inc.	720	4
* Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	31,094	3
* Cubist Pharmaceuticals, Inc. CVR	13,664	2
* Omthera Pharmaceuticals Inc. CVR	2,012	1
* Etsy Inc.	72	1
* Durata Therapeutics Inc CVR Exp. 12/31/2018	680	1
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	913	—
* Magnum Hunter Resources Corp. Warrants Exp. 04/15/2016	6,541	—
* Gerber Scientific Inc. CVR	2,358	—
		387
Producer Durables (12.7%)
* JetBlue Airways Corp.	131,559	2,652
MAXIMUS Inc.	33,944	2,219
HEICO Corp.	33,341	1,910
* Teledyne Technologies Inc.	17,700	1,794
Curtiss-Wright Corp.	24,163	1,742
* Esterline Technologies Corp.	15,951	1,725
Woodward Inc.	33,245	1,694
Deluxe Corp.	25,098	1,602
CLARCOR Inc.	25,060	1,544
EnerSys	21,977	1,465
* Generac Holdings Inc.	34,239	1,431
* CEB Inc.	16,829	1,424
EMCOR Group Inc.	31,345	1,422
* Moog Inc. Class A	19,443	1,334
* Darling Ingredients Inc.	82,519	1,296
* XPO Logistics Inc.	26,334	1,295
Convergys Corp.	50,640	1,257
HNI Corp.	22,339	1,083
Barnes Group Inc.	26,851	1,081
Littelfuse Inc.	11,152	1,078
Allegiant Travel Co. Class A	6,836	1,077
* Advisory Board Co.	20,806	1,056
Healthcare Services Group Inc.	34,804	1,051
Bristow Group Inc.	17,633	1,023
* Electronics For Imaging Inc.	23,101	999
* Swift Transportation Co.	42,132	980
* Dycom Industries Inc.	16,867	971
* On Assignment Inc.	25,551	958
Mobile Mini Inc.	23,170	919
ABM Industries Inc.	27,730	900
Applied Industrial Technologies Inc.	20,741	879
Matson Inc.	21,325	859
Knight Transportation Inc.	29,644	848
* TASER International Inc.	26,742	845
UniFirst Corp.	7,328	838
Franklin Electric Co. Inc.	23,684	833
Greenbrier Cos. Inc.	13,703	825
Scorpio Tankers Inc.	89,498	816
Herman Miller Inc.	29,425	815
Forward Air Corp.	15,505	804
Tetra Tech Inc.	30,647	802
* FTI Consulting Inc.	20,304	798
Korn/Ferry International	24,717	793
Aircastle Ltd.	32,122	779
* Proto Labs Inc.	11,246	778
* Hub Group Inc. Class A	18,294	776

Brink's Co.	24,076	770
United Stationers Inc.	19,570	760
* Huron Consulting Group Inc.	11,725	754
Watts Water Technologies Inc. Class A	14,173	753
* WageWorks Inc.	17,419	747
Actuant Corp. Class A	30,698	721
* OSI Systems Inc.	9,935	718
Steelcase Inc. Class A	41,132	708
* Itron Inc.	19,583	703
* PHH Corp.	25,325	699
Granite Construction Inc.	19,454	697
G&K Services Inc. Class A	9,934	692
* Atlas Air Worldwide Holdings Inc.	12,563	684
EnPro Industries Inc.	11,312	684
MSA Safety Inc.	14,721	658
* Astronics Corp.	9,383	656
* TriMas Corp.	22,552	652
Harsco Corp.	40,235	648
* Aerojet Rocketdyne Holdings Inc.	29,841	619
TAL International Group Inc.	16,957	615
Werner Enterprises Inc.	22,297	614
AZZ Inc.	12,768	612
Brady Corp. Class A	23,924	605
Insperity Inc.	11,318	596
* TrueBlue Inc.	20,640	588
* Advanced Energy Industries Inc.	20,571	587
Tennant Co.	9,197	586
* ExlService Holdings Inc.	16,324	586
Kaman Corp.	13,679	579
Heartland Express Inc.	27,158	577
* MasTec Inc.	32,659	577
Nordic American Tankers Ltd.	44,633	576
Exponent Inc.	6,547	557
Albany International Corp.	14,065	557
Knoll Inc.	24,206	551
John Bean Technologies Corp.	14,566	547
* Hawaiian Holdings Inc.	22,514	545
AAR Corp.	17,819	526
MTS Systems Corp.	7,586	516
Standex International Corp.	6,395	512
* Saia Inc.	12,345	505
US Ecology Inc.	10,795	498
ESCO Technologies Inc.	13,303	496
* Chart Industries Inc.	15,233	495
Cubic Corp.	10,321	493
Lindsay Corp.	6,115	493
Ship Finance International Ltd.	29,642	485
* Sykes Enterprises Inc.	19,741	478
* Echo Global Logistics Inc.	14,786	476
CIRCOR International Inc.	8,848	472
Federal Signal Corp.	31,519	469
Badger Meter Inc.	7,245	467
* Wabash National Corp.	34,496	467
General Cable Corp.	24,415	461
* Rush Enterprises Inc. Class A	17,235	458
Encore Wire Corp.	10,390	454
Briggs & Stratton Corp.	23,440	448

	ArcBest Corp.	13,035	446
*	UTi Worldwide Inc.	45,942	442
	GasLog Ltd.	21,128	437
*	RPX Corp.	26,637	424
*	ACCO Brands Corp.	57,263	421
	Sun Hydraulics Corp.	11,186	418
*	Team Inc.	10,287	409
	Multi-Color Corp.	6,251	400
	McGrath RentCorp	13,018	396
	Astec Industries Inc.	9,499	393
*	Tutor Perini Corp.	18,726	393
*	Wesco Aircraft Holdings Inc.	26,366	389
	SkyWest Inc.	25,228	373
*	FARO Technologies Inc.	8,460	369
	Altra Industrial Motion Corp.	13,286	365
	DHT Holdings Inc.	45,586	360
	Hyster-Yale Materials Handling Inc.	5,045	358
*	Thermon Group Holdings Inc.	15,674	356
*	ICF International Inc.	9,790	350
	Primoris Services Corp.	18,639	350
	Raven Industries Inc.	17,882	344
*	Roadrunner Transportation Systems Inc.	13,681	340
	H&E Equipment Services Inc.	15,354	335
*	Aegion Corp. Class A	18,641	332
*	Navigant Consulting Inc.	24,124	328
*	MYR Group Inc.	10,491	311
	Resources Connection Inc.	19,059	299
	Textainer Group Holdings Ltd.	10,594	299
*	GrafTech International Ltd.	57,876	293
*	Blount International Inc.	24,279	281
	Quad/Graphics Inc.	13,564	277
*	Ascent Capital Group Inc. Class A	6,817	275
	Teekay Tankers Ltd. Class A	40,613	274
*	Monster Worldwide Inc.	45,027	273
	Kforce Inc.	12,406	273
*	Air Transport Services Group Inc.	25,775	271
	Marten Transport Ltd.	11,860	269
*	Modine Manufacturing Co.	23,448	262
	Gorman-Rupp Co.	9,302	261
*	DXP Enterprises Inc.	6,355	261
	Kadant Inc.	5,520	260
*	Republic Airways Holdings Inc.	24,434	256
	American Railcar Industries Inc.	4,666	251
*	Aerovironment Inc.	9,438	244
	Celadon Group Inc.	10,440	244
*	Engility Holdings Inc.	8,675	242
	Titan International Inc.	21,993	234
*	TriNet Group Inc.	7,753	232
*	Lydall Inc.	8,460	232
	Heidrick & Struggles International Inc.	9,159	230
	Columbus McKinnon Corp.	9,909	226
	Argan Inc.	6,314	226
	Douglas Dynamics Inc.	11,106	225
*,^ Plug Power Inc.		82,825	225
	TeleTech Holdings Inc.	8,806	224
	Ennis Inc.	13,180	222
*	Quality Distribution Inc.	13,901	220

*	Virgin America Inc.	7,725	220
	Kelly Services Inc. Class A	13,705	213
	Park-Ohio Holdings Corp.	4,382	210
	Kimball International Inc. Class B	17,207	210
*	PHI Inc.	6,305	205
*	YRC Worldwide Inc.	15,420	203
*	GP Strategies Corp.	6,489	203
	Forrester Research Inc.	5,534	188
*	CBIZ Inc.	20,167	183
*	SP Plus Corp.	7,506	182
	Alamo Group Inc.	3,255	172
	Powell Industries Inc.	4,734	172
*	CAI International Inc.	7,931	172
	Gulfmark Offshore Inc.	12,543	169
*	Scorpio Bulkers Inc.	67,753	161
*	Great Lakes Dredge & Dock Corp.	28,879	161
*	DHI Group Inc.	18,899	160
*	Furmanite Corp.	19,075	155
	Hackett Group Inc.	12,862	152
*	Mistras Group Inc.	8,065	149
*,^ Golden Ocean Group Ltd.		34,654	147
*	ServiceSource International Inc.	33,228	146
	Navios Maritime Acquisition Corp.	40,516	145
*	Paylocity Holding Corp.	4,176	140
*	Titan Machinery Inc.	8,680	138
	Navios Maritime Holdings Inc.	40,208	138
*	Kratos Defense & Security Solutions Inc.	22,727	136
	FreightCar America Inc.	5,795	130
	NACCO Industries Inc. Class A	2,259	129
*	CRA International Inc.	4,675	129
	Barrett Business Services Inc.	3,547	128
	VSE Corp.	2,032	127
*	Ducommun Inc.	5,380	125
*	Liquidity Services Inc.	12,343	122
*	Power Solutions International Inc.	2,223	122
	Mesa Laboratories Inc.	1,364	120
	CECO Environmental Corp.	10,421	118
	Miller Industries Inc.	5,630	116
	Graham Corp.	5,181	115
*	InnerWorkings Inc.	17,647	112
*	Vicor Corp.	8,086	110
	Hurco Cos. Inc.	3,277	110
*	Casella Waste Systems Inc. Class A	19,603	108
	Ardmore Shipping Corp.	9,212	107
*	Frontline Ltd.	40,745	105
*	Orion Marine Group Inc.	13,669	103
*	Xerium Technologies Inc.	5,607	96
*	PAM Transportation Services Inc.	1,473	89
	CDI Corp.	7,174	89
	Electro Rent Corp.	8,396	86
*	Vishay Precision Group Inc.	6,385	84
*	Hill International Inc.	15,709	83
	Houston Wire & Cable Co.	9,183	82
*	Commercial Vehicle Group Inc.	12,823	81
	Spartan Motors Inc.	17,827	81
*	Accuride Corp.	18,397	80
	Twin Disc Inc.	4,348	78

	Marlin Business Services Corp.	4,319	77
*,^ Layne Christensen Co.		9,436	77
*	USA Truck Inc.	3,239	75
*,^ Maxwell Technologies Inc.		14,354	73
*	Heritage-Crystal Clean Inc.	4,979	71
	Universal Truckload Services Inc.	3,466	70
	Safe Bulkers Inc.	20,523	68
	Information Services Group Inc.	17,432	67
*,^ ExOne Co.		5,224	66
	Global Power Equipment Group Inc.	8,686	65
*	Patriot National Inc.	3,933	63
*	LMI Aerospace Inc.	5,668	57
*	PRGX Global Inc.	13,211	56
*,^ AM Castle & Co.		9,191	55
*	Control4 Corp.	6,042	55
	Preformed Line Products Co.	1,413	54
*	CUI Global Inc.	9,452	51
*	Neff Corp. Class A	4,862	50
*	Manitex International Inc.	6,397	50
*	Energy Recovery Inc.	17,628	47
*	Dorian LPG Ltd.	3,354	47
*	Performant Financial Corp.	13,637	42
*	Global Sources Ltd.	7,429	39
*	Sterling Construction Co. Inc.	9,197	36
	Baltic Trading Ltd.	22,535	34
*	General Finance Corp.	5,072	28
*	Patriot Transportation Holding Inc.	1,007	26
	International Shipholding Corp.	2,582	21
*	CHC Group Ltd.	15,366	20
	SIFCO Industries Inc.	1,165	17
*,^ Vertex Energy Inc.		5,484	15
*	Ultrapetrol Bahamas Ltd.	9,868	12
*	Erickson Inc.	2,774	10
*	ARC Group Worldwide Inc.	1,420	8
*	Quest Resource Holding Corp.	5,898	6
			114,620
Technology (14.9%)
*	Qorvo Inc.	71,843	5,902
*	Ultimate Software Group Inc.	14,214	2,300
	Cypress Semiconductor Corp.	165,842	2,277
*	Cognex Corp.	43,543	2,198
*	Manhattan Associates Inc.	38,002	2,084
	SS&C Technologies Holdings Inc.	34,154	2,013
*	Tyler Technologies Inc.	16,551	2,011
*	Verint Systems Inc.	29,991	1,940
*	Cavium Inc.	26,493	1,864
*	Aspen Technology Inc.	42,884	1,835
*	Synaptics Inc.	18,063	1,800
*	Microsemi Corp.	47,616	1,733
	FEI Co.	21,188	1,729
*	Guidewire Software Inc.	34,068	1,651
*	Qlik Technologies Inc.	44,946	1,626
*	Integrated Device Technology Inc.	66,547	1,574
*	ACI Worldwide Inc.	56,710	1,350
*	Infinera Corp.	64,061	1,322
*,^ Ambarella Inc.		14,443	1,303
*	ViaSat Inc.	20,628	1,299

*	EPAM Systems Inc.	17,774	1,278
*	Ciena Corp.	52,438	1,265
	Mentor Graphics Corp.	48,338	1,262
*	Silicon Laboratories Inc.	21,787	1,208
	SYNNEX Corp.	14,290	1,181
	Blackbaud Inc.	23,041	1,181
*	Cirrus Logic Inc.	31,116	1,175
*	Fairchild Semiconductor International Inc. Class A	58,709	1,169
*	Proofpoint Inc.	19,320	1,142
*	Take-Two Interactive Software Inc.	41,376	1,132
*	DigitalGlobe Inc.	37,653	1,130
*	Finisar Corp.	51,236	1,122
*	Dealertrack Technologies Inc.	26,544	1,107
	Plantronics Inc.	19,673	1,085
*	Universal Display Corp.	20,119	1,081
	InterDigital Inc.	18,425	1,080
	Monolithic Power Systems Inc.	19,147	1,045
	Science Applications International Corp.	19,705	1,044
*	CommVault Systems Inc.	23,374	1,039
	Tessera Technologies Inc.	26,510	1,022
	MKS Instruments Inc.	26,556	1,001
*	CACI International Inc. Class A	11,646	997
*	comScore Inc.	17,201	973
*	Entegris Inc.	69,022	961
*	Demandware Inc.	14,903	928
*	Polycom Inc.	68,570	924
*	Anixter International Inc.	13,474	916
*	Sanmina Corp.	40,881	885
	Methode Electronics Inc.	18,837	884
*	Ellie Mae Inc.	13,971	883
*	IGATE Corp.	18,270	868
*	Rambus Inc.	56,534	864
	Intersil Corp. Class A	63,919	863
*	Cornerstone OnDemand Inc.	26,426	823
*	Synchronoss Technologies Inc.	18,576	818
*	MicroStrategy Inc. Class A	4,510	794
*	PMC-Sierra Inc.	86,263	783
*	Imperva Inc.	12,803	779
*	Fleetmatics Group plc	18,544	775
*	Coherent Inc.	12,392	771
	Power Integrations Inc.	15,132	768
*	Plexus Corp.	16,877	768
*	LogMeIn Inc.	12,072	766
*	NeuStar Inc. Class A	27,872	761
*	OmniVision Technologies Inc.	27,895	752
*	Envestnet Inc.	16,899	740
*	Syntel Inc.	15,458	734
*	Infoblox Inc.	28,216	733
*,^ NetScout Systems Inc.		18,115	726
*	Semtech Corp.	33,425	714
*	QLogic Corp.	43,471	675
*	Progress Software Corp.	25,600	674
*	Rogers Corp.	9,037	653
*	Acxiom Corp.	38,349	635
*	Benchmark Electronics Inc.	26,879	625
*	Cray Inc.	20,307	621
*	Super Micro Computer Inc.	18,184	608

* Veeco Instruments Inc.	19,981	605
* Virtusa Corp.	13,009	592
* Web.com Group Inc.	25,853	586
* Insight Enterprises Inc.	19,460	571
* ScanSource Inc.	14,254	554
NIC Inc.	32,611	550
* NETGEAR Inc.	17,301	536
CSG Systems International Inc.	17,061	532
* SPS Commerce Inc.	8,105	527
* Unisys Corp.	25,561	525
* BroadSoft Inc.	14,325	523
* Bottomline Technologies de Inc.	19,683	518
Monotype Imaging Holdings Inc.	19,775	513
* InvenSense Inc.	35,571	504
Ebix Inc.	14,078	501
* II-VI Inc.	26,331	492
* Diodes Inc.	18,258	483
Ubiquiti Networks Inc.	14,922	475
* RealPage Inc.	25,932	474
* iRobot Corp.	14,777	472
ADTRAN Inc.	26,824	462
* Loral Space & Communications Inc.	6,579	439
* AVG Technologies NV	17,507	429
* Qualys Inc.	10,121	412
* Bankrate Inc.	33,700	411
* Rofin-Sinar Technologies Inc.	14,102	401
* VASCO Data Security International Inc.	14,817	395
Pegasystems Inc.	17,397	380
* Callidus Software Inc.	26,282	376
* Marketo Inc.	12,583	375
* Newport Corp.	19,564	370
* Gigamon Inc.	11,996	369
Brooks Automation Inc.	32,791	369
* Inphi Corp.	15,380	368
* Lattice Semiconductor Corp.	57,765	362
* Ruckus Wireless Inc.	34,256	360
EarthLink Holdings Corp.	51,501	357
* Ixia	28,277	356
* Interactive Intelligence Group Inc.	8,226	356
* CalAmp Corp.	17,638	348
ManTech International Corp. Class A	11,756	335
* Blucora Inc.	20,742	329
* Photronics Inc.	32,567	329
Integrated Silicon Solution Inc.	15,751	323
* Perficient Inc.	16,982	321
* Fabrinet	17,289	314
CTS Corp.	16,654	314
* RetailMeNot Inc.	15,213	307
Micrel Inc.	21,925	305
* Endurance International Group Holdings Inc.	14,814	301
* Harmonic Inc.	43,501	296
* Glu Mobile Inc.	45,019	292
* Amkor Technology Inc.	41,884	283
* Ultratech Inc.	13,844	276
* Textura Corp.	9,278	270
* Global Eagle Entertainment Inc.	19,831	269
* Comverse Inc.	11,154	268

* DTS Inc.	8,402	267
* TTM Technologies Inc.	26,563	262
* FormFactor Inc.	27,934	260
* Internap Corp.	26,658	260
* Actua Corp.	20,371	259
Epiq Systems Inc.	15,416	259
* LivePerson Inc.	26,674	255
Acacia Research Corp.	24,689	252
* M/A-COM Technology Solutions Holdings Inc.	6,571	251
* Tangoe Inc.	19,182	244
* Applied Micro Circuits Corp.	38,013	243
* PDF Solutions Inc.	15,066	240
* RingCentral Inc. Class A	14,026	240
* Rally Software Development Corp.	12,231	238
* Cvent Inc.	8,956	236
* Silver Spring Networks Inc.	17,045	233
* MaxLinear Inc.	23,138	232
* GSI Group Inc.	15,326	229
Comtech Telecommunications Corp.	7,602	228
* Quantum Corp.	111,548	228
Park Electrochemical Corp.	10,441	224
* PROS Holdings Inc.	11,591	223
* Mercury Systems Inc.	16,322	223
* CEVA Inc.	10,594	218
* ShoreTel Inc.	31,416	216
* Luxoft Holding Inc. Class A	3,990	214
* SciQuest Inc.	13,902	212
* Intralinks Holdings Inc.	19,866	211
* Rudolph Technologies Inc.	16,478	210
* Exar Corp.	19,218	209
* Dot Hill Systems Corp.	29,615	208
* Xcerra Corp.	26,837	207
Daktronics Inc.	18,958	204
* ePlus Inc.	2,628	204
Checkpoint Systems Inc.	20,680	202
* Kimball Electronics Inc.	12,949	202
* Sonus Networks Inc.	24,544	192
* Nanometrics Inc.	12,067	188
* GTT Communications Inc.	7,979	176
* GrubHub Inc.	4,333	175
* Axcelis Technologies Inc.	54,586	175
* Lionbridge Technologies Inc.	31,479	174
* Immersion Corp.	14,350	173
* Wix.com Ltd.	6,882	171
NVE Corp.	2,378	171
Cohu Inc.	12,457	167
* Calix Inc.	20,334	163
* ARC Document Solutions Inc.	20,532	154
* Barracuda Networks Inc.	3,893	153
Black Box Corp.	7,573	152
* HubSpot Inc.	2,925	149
Pericom Semiconductor Corp.	11,283	148
* Bazaarvoice Inc.	25,682	147
IXYS Corp.	12,023	147
American Science & Engineering Inc.	3,701	145
* Zendesk Inc.	6,210	143
* Zix Corp.	29,633	136

*	Applied Optoelectronics Inc.	7,451	133
*	Sparton Corp.	5,008	133
*	Violin Memory Inc.	39,223	131
*	Ciber Inc.	38,055	128
*	Limelight Networks Inc.	29,214	128
*	DSP Group Inc.	11,338	127
*	Extreme Networks Inc.	46,286	125
*	Q2 Holdings Inc.	5,265	125
*	Oclaro Inc.	47,883	125
*	Telenav Inc.	13,704	124
*	Procera Networks Inc.	10,534	121
*	Vocera Communications Inc.	11,103	121
*	Nimble Storage Inc.	4,651	120
*	Digi International Inc.	11,944	119
	PC Connection Inc.	4,767	119
	Alliance Fiber Optic Products Inc.	6,052	117
*	Brightcove Inc.	16,565	117
*	ChannelAdvisor Corp.	10,389	116
*	Jive Software Inc.	20,524	116
*	Paycom Software Inc.	3,319	115
*	Seachange International Inc.	17,022	115
*,^ Box Inc.		6,505	115
	Sapiens International Corp. NV	12,647	114
	Bel Fuse Inc. Class B	5,107	114
*	Multi-Fineline Electronix Inc.	4,551	114
*	Kopin Corp.	32,603	113
*	Model N Inc.	9,640	111
*,^ KEYW Holding Corp.		15,786	111
*	Silicon Graphics International Corp.	16,899	108
	American Software Inc. Class A	12,287	108
*	Digimarc Corp.	3,449	107
*	Cascade Microtech Inc.	6,599	106
*,^ VirnetX Holding Corp.		20,880	100
*	KVH Industries Inc.	7,994	100
*	Carbonite Inc.	8,796	97
*	Datalink Corp.	10,015	93
*	Globant SA	3,541	92
	Reis Inc.	4,226	92
*	Alpha & Omega Semiconductor Ltd.	11,075	91
*	Ultra Clean Holdings Inc.	13,936	90
*	Hortonworks Inc.	3,400	89
*	Clearfield Inc.	5,878	89
*	New Relic Inc.	2,721	89
*	Benefitfocus Inc.	2,427	87
*	TeleCommunication Systems Inc. Class A	24,934	80
*	Rocket Fuel Inc.	9,540	79
	QAD Inc. Class A	3,265	78
*	Cyan Inc.	14,622	77
*	Marin Software Inc.	13,585	77
*	TechTarget Inc.	8,137	75
*	Rubicon Project Inc.	4,191	72
*	Kemet Corp.	23,077	71
	Electro Scientific Industries Inc.	12,705	70
*	Agilysys Inc.	7,599	69
*	Millennial Media Inc.	40,177	67
*	RealNetworks Inc.	11,877	66
*	Guidance Software Inc.	9,486	65

*	Numerex Corp. Class A	7,443	64
*	Intevac Inc.	10,952	60
	ModusLink Global Solutions Inc.	17,233	59
	TESSCO Technologies Inc.	2,937	54
*	Varonis Systems Inc.	2,590	52
	Computer Task Group Inc.	6,897	51
*	Park City Group Inc.	4,372	50
*	TrueCar Inc.	3,563	49
*	Viasystems Group Inc.	2,624	48
*	Covisint Corp.	17,656	48
*	Yodlee Inc.	3,254	47
*	Workiva Inc.	3,407	45
*	Tremor Video Inc.	16,245	44
*	Travelzoo Inc.	3,620	44
*	Everyday Health Inc.	3,465	43
*	OPOWER Inc.	3,556	42
*	Connecture Inc.	3,138	40
*	YuMe Inc.	8,301	39
*	QuickLogic Corp.	25,258	38
*	Borderfree Inc.	2,739	38
*	A10 Networks Inc.	5,825	35
*	MobileIron Inc.	5,667	34
*	Rightside Group Ltd.	3,996	33
*	Rubicon Technology Inc.	11,985	32
*	Aerohive Networks Inc.	4,366	32
*	Audience Inc.	6,418	31
*	Cinedigm Corp. Class A	35,050	31
*	Unwired Planet Inc.	44,184	30
*	Amber Road Inc.	4,086	29
*	Five9 Inc.	5,586	28
*,^ Revolution Lighting Technologies Inc.		21,446	27
*	Demand Media Inc.	3,996	22
*	Vringo Inc.	34,893	21
*,^ ParkerVision Inc.		45,223	17
*	Turtle Beach Corp.	3,215	6
			134,278
Utilities (4.4%)
*	Dynegy Inc.	61,613	1,993
	Cleco Corp.	30,266	1,642
	j2 Global Inc.	23,843	1,583
	IDACORP Inc.	25,021	1,488
	WGL Holdings Inc.	25,830	1,486
	Piedmont Natural Gas Co. Inc.	38,792	1,447
	UIL Holdings Corp.	28,152	1,427
	Portland General Electric Co.	38,936	1,361
	New Jersey Resources Corp.	41,997	1,263
	Southwest Gas Corp.	23,185	1,263
	NorthWestern Corp.	23,406	1,218
	ALLETE Inc.	24,004	1,209
	Laclede Group Inc.	21,625	1,157
	ONE Gas Inc.	25,746	1,141
	Black Hills Corp.	22,103	1,056
	PNM Resources Inc.	39,450	1,049
	Avista Corp.	29,831	955
	South Jersey Industries Inc.	32,744	864
	American States Water Co.	19,295	741
	El Paso Electric Co.	20,070	730

Cogent Communications Holdings Inc.	23,157	728
MGE Energy Inc.	17,269	669
Pattern Energy Group Inc. Class A	21,909	623
Ormat Technologies Inc.	16,432	610
Northwest Natural Gas Co.	13,547	606
* Gogo Inc.	27,914	597
West Corp.	19,222	588
California Water Service Group	23,880	570
^ Abengoa Yield plc	14,303	550
Consolidated Communications Holdings Inc.	25,230	523
Empire District Electric Co.	21,636	505
Otter Tail Corp.	18,263	493
* Iridium Communications Inc.	40,534	420
* Vonage Holdings Corp.	87,593	408
Chesapeake Utilities Corp.	7,142	376
* Cincinnati Bell Inc.	102,615	376
Shenandoah Telecommunications Co.	11,828	372
* 8x8 Inc.	43,468	363
* Globalstar Inc.	134,756	357
NRG Yield Inc.	11,890	322
NRG Yield Inc. Class A	11,890	315
Atlantic Tele-Network Inc.	4,615	309
* inContact Inc.	29,803	290
* General Communication Inc. Class A	17,710	285
Inteliquent Inc.	15,964	281
* Premiere Global Services Inc.	23,958	242
Unitil Corp.	6,877	233
SJW Corp.	7,723	233
* FairPoint Communications Inc.	10,079	203
Connecticut Water Service Inc.	5,532	195
Spok Holdings Inc.	10,923	189
* ORBCOMM Inc.	27,180	186
Atlantic Power Corp.	60,046	177
Middlesex Water Co.	7,763	169
IDT Corp. Class B	8,634	155
* Intelsat SA	13,919	149
York Water Co.	6,369	142
* Hawaiian Telcom Holdco Inc.	5,230	132
Lumos Networks Corp.	9,179	131
* Boingo Wireless Inc.	11,885	107
Artesian Resources Corp. Class A	3,971	85
* Pendrell Corp.	84,320	84
* magicJack VocalTec Ltd.	9,461	78
NTELOS Holdings Corp.	7,897	68
Spark Energy Inc. Class A	1,378	19
		39,586
Total Common Stocks (Cost $825,894)		898,304

	Coupon
Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.5%)
[3,4] Vanguard Market Liquidity Fund	0.136%		14,356,829	14,357

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Freddie Mac Discount Notes	0.075%	7/20/15	500	500
Total Temporary Cash Investments (Cost $14,857)				14,857
Total Investments (101.1%) (Cost $840,751)				913,161
Other Assets and Liabilities-Net (-1.1%)[4]				(10,049)
Net Assets (100%)				903,112

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,797,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $7,490,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

Russell 2000 Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	898,213	—	91
Temporary Cash Investments	14,357	500	—
Futures Contracts—Assets[1]	15	—	—
Futures Contracts—Liabilities[1]	(61)	—	—
Total	912,524	500	91
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2015	34	4,231	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2015, the cost of investment securities for tax purposes was $840,863,000. Net unrealized appreciation of investment securities for tax purposes was $72,298,000, consisting of unrealized gains of $136,786,000 on securities that had risen in value since their purchase and $64,488,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Value Index Fund

Schedule of Investments
As of May 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.2%)[1]
Consumer Discretionary (12.3%)
* Office Depot Inc.	95,295	883
American Eagle Outfitters Inc.	34,545	565
* Houghton Mifflin Harcourt Co.	19,369	511
* Life Time Fitness Inc.	6,856	493
Time Inc.	19,592	441
Marriott Vacations Worldwide Corp.	4,765	421
Brunswick Corp.	8,238	420
Ryland Group Inc.	8,336	351
Cooper Tire & Rubber Co.	9,364	344
New York Times Co. Class A	24,585	342
* TRI Pointe Homes Inc.	23,621	341
Meredith Corp.	6,382	337
Dana Holding Corp.	15,111	329
* Meritage Homes Corp.	6,949	305
Group 1 Automotive Inc.	3,510	289
Rent-A-Center Inc.	9,381	284
* Helen of Troy Ltd.	3,165	277
Matthews International Corp. Class A	5,300	263
* Genesco Inc.	3,887	257
* Express Inc.	14,087	248
Children's Place Inc.	3,680	241
* Media General Inc.	14,157	234
* Penn National Gaming Inc.	13,954	232
EW Scripps Co. Class A	9,668	227
* Standard Pacific Corp.	25,718	212
* Belmond Ltd. Class A	17,144	209
Scholastic Corp.	4,703	209
Bob Evans Farms Inc.	4,380	201
MDC Holdings Inc.	6,923	194
* Skechers U.S.A. Inc. Class A	1,816	192
Guess? Inc.	10,900	191
International Speedway Corp. Class A	4,992	186
* Crocs Inc.	12,159	183
DineEquity Inc.	1,794	175
New Media Investment Group Inc.	7,880	173
* Barnes & Noble Inc.	7,259	171
Finish Line Inc. Class A	6,494	170
Sonic Automotive Inc. Class A	7,057	164
Cato Corp. Class A	4,122	154
* Iconix Brand Group Inc.	5,594	144
* Cooper-Standard Holding Inc.	2,293	143
National CineMedia Inc.	8,534	136
* BJ's Restaurants Inc.	2,902	133
Callaway Golf Co.	13,927	131
* Regis Corp.	7,840	127
* Shutterfly Inc.	2,703	126
* Caleres Inc.	4,058	125
MDC Partners Inc. Class A	5,655	120
* Meritor Inc.	8,312	119

*	TiVo Inc.	11,255	118
	Fred's Inc. Class A	6,619	116
	Ethan Allen Interiors Inc.	4,543	114
	Remy International Inc.	5,126	113
*	Steiner Leisure Ltd.	2,285	112
*	Vitamin Shoppe Inc.	2,748	109
*	Biglari Holdings Inc.	306	108
	AMC Entertainment Holdings Inc.	3,726	108
*	MarineMax Inc.	4,384	105
	Churchill Downs Inc.	832	104
*	M/I Homes Inc.	4,394	102
	Men's Wearhouse Inc.	1,738	101
*	Chegg Inc.	13,036	99
	Viad Corp.	3,671	99
*	Pep Boys-Manny Moe & Jack	9,562	97
	Stage Stores Inc.	5,711	92
	Inter Parfums Inc.	2,748	92
	Columbia Sportswear Co.	1,596	89
*	Lands' End Inc.	2,965	87
	Sonic Corp.	2,869	86
*	FTD Cos. Inc.	3,065	84
	Superior Industries International Inc.	4,209	81
	Haverty Furniture Cos. Inc.	3,579	75
*	Caesars Entertainment Corp.	8,006	75
	Shoe Carnival Inc.	2,699	75
*	Federal-Mogul Holdings Corp.	5,761	72
*	Ruby Tuesday Inc.	10,997	69
*	Hovnanian Enterprises Inc. Class A	20,968	68
*	Central Garden & Pet Co. Class A	6,931	68
*	Citi Trends Inc.	2,776	67
*,^ Elizabeth Arden Inc.		4,650	65
*	Carrols Restaurant Group Inc.	6,278	63
	Marcus Corp.	3,205	63
*	America's Car-Mart Inc.	1,168	62
*	William Lyon Homes Class A	2,737	62
*	Caesars Acquisition Co. Class A	8,244	61
	Carriage Services Inc. Class A	2,433	61
*	Eastman Kodak Co.	3,170	60
	National Presto Industries Inc.	857	60
	KB Home	3,907	58
*	La Quinta Holdings Inc.	2,299	57
*	Orbitz Worldwide Inc.	5,034	57
*	Revlon Inc. Class A	1,512	56
	Harte-Hanks Inc.	8,865	55
*	Isle of Capri Casinos Inc.	3,863	55
*	Perry Ellis International Inc.	2,168	53
*	Denny's Corp.	5,094	53
	Stein Mart Inc.	4,851	51
*	Beazer Homes USA Inc.	2,735	50
	Standard Motor Products Inc.	1,424	50
*	Eros International plc	2,503	50
*	Scientific Games Corp. Class A	3,264	50
	Arctic Cat Inc.	1,496	49
*	Entercom Communications Corp. Class A	4,317	49
*	WCI Communities Inc.	2,092	49
*	K12 Inc.	3,541	48
	Big 5 Sporting Goods Corp.	3,291	48

	Movado Group Inc.	1,793	47
	CSS Industries Inc.	1,678	46
*	Nautilus Inc.	2,159	46
	Speedway Motorsports Inc.	2,077	46
*	Career Education Corp.	12,073	45
	Travelport Worldwide Ltd.	2,931	45
	Interval Leisure Group Inc.	1,629	42
*	1-800-Flowers.com Inc. Class A	4,433	42
*	Reading International Inc. Class A	3,081	41
*	Daily Journal Corp.	199	41
*	Boyd Gaming Corp.	2,765	40
*	SFX Entertainment Inc.	7,882	38
*	QuinStreet Inc.	6,423	38
*	Black Diamond Inc.	4,054	38
*	LGI Homes Inc.	1,985	37
	La-Z-Boy Inc.	1,380	37
*	Wayfair Inc.	1,221	36
	Ruth's Hospitality Group Inc.	2,312	34
*	Monarch Casino & Resort Inc.	1,696	33
	Flexsteel Industries Inc.	870	33
	Universal Technical Institute Inc.	3,864	32
	Weyco Group Inc.	1,137	32
*	2U Inc.	1,115	31
	Cracker Barrel Old Country Store Inc.	215	30
*	Intrawest Resorts Holdings Inc.	2,396	30
*	West Marine Inc.	3,119	30
*	VOXX International Corp. Class A	3,467	30
*	Central European Media Enterprises Ltd. Class A	12,581	29
*	Burlington Stores Inc.	547	29
*	Rosetta Stone Inc.	3,788	29
*	Kirkland's Inc.	1,080	28
*	Lee Enterprises Inc.	9,413	28
*	Sizmek Inc.	3,927	27
*	Bridgepoint Education Inc.	2,917	27
*	Skullcandy Inc.	3,591	27
	Lifetime Brands Inc.	1,853	27
*	Aeropostale Inc.	14,024	26
*	JAKKS Pacific Inc.	3,327	26
	Escalade Inc.	1,395	25
*	Morgans Hotel Group Co.	3,640	25
*	Destination XL Group Inc.	5,146	25
	Journal Media Group Inc.	2,970	24
*	LeapFrog Enterprises Inc.	11,645	24
*	New Home Co. Inc.	1,497	23
	Destination Maternity Corp.	2,109	23
*	Zumiez Inc.	765	23
	Johnson Outdoors Inc. Class A	878	21
*	Fuel Systems Solutions Inc.	2,519	21
	Saga Communications Inc. Class A	514	20
*	Cumulus Media Inc. Class A	8,297	20
	A H Belo Corp. Class A	3,352	19
*	Tuesday Morning Corp.	1,456	19
*	Hemisphere Media Group Inc. Class A	1,491	18
*	Tilly's Inc. Class A	1,890	18
*,^ Shake Shack Inc. Class A		220	18
*	Gaiam Inc. Class A	2,676	18
*	Franklin Covey Co.	870	17

*	EVINE Live Inc.	5,165	17
*,^ ITT Educational Services Inc.		3,841	17
*	Systemax Inc.	1,992	17
	Metaldyne Performance Group Inc.	854	16
*	Cenveo Inc.	6,196	15
	Bon-Ton Stores Inc.	2,605	15
*	Stoneridge Inc.	1,231	15
*	Stamps.com Inc.	218	15
*	Sears Hometown and Outlet Stores Inc.	2,070	15
	bebe stores inc	5,593	15
*	Boot Barn Holdings Inc.	560	14
*	Quiksilver Inc.	9,301	13
*	Empire Resorts Inc.	2,695	13
*	Century Communities Inc.	577	12
*	McClatchy Co. Class A	10,897	12
*	Sportsman's Warehouse Holdings Inc.	1,091	11
*	Rentrak Corp.	148	10
*	Build-A-Bear Workshop Inc.	621	10
	Libbey Inc.	241	10
	Strattec Security Corp.	132	9
*	Sequential Brands Group Inc.	642	9
	Salem Media Group Inc. Class A	1,827	9
*	Dave & Buster's Entertainment Inc.	254	8
*	Habit Restaurants Inc. Class A	216	8
*	Townsquare Media Inc. Class A	571	7
*	Martha Stewart Living Omnimedia Inc. Class A	1,321	7
*	New York & Co. Inc.	2,604	7
*	TubeMogul Inc.	363	6
*	El Pollo Loco Holdings Inc.	287	6
*	hhgregg Inc.	1,331	5
*	Crown Media Holdings Inc. Class A	1,068	4
*	American Public Education Inc.	175	4
	Entravision Communications Corp. Class A	558	4
*	Bravo Brio Restaurant Group Inc.	269	4
*	Pacific Sunwear of California Inc.	1,915	3
*	ReachLocal Inc.	924	3
*	Dex Media Inc.	2,650	2
*	Weight Watchers International Inc.	400	2
*	Speed Commerce Inc.	1,776	—
			19,096
Consumer Staples (2.3%)
*	Post Holdings Inc.	9,301	402
*	SUPERVALU Inc.	36,023	318
	Dean Foods Co.	16,609	306
*	TreeHouse Foods Inc.	3,602	257
	Snyder's-Lance Inc.	8,459	253
	Fresh Del Monte Produce Inc.	5,986	225
	Universal Corp.	4,117	212
	SpartanNash Co.	6,695	209
	Core-Mark Holding Co. Inc.	3,662	197
*	Seaboard Corp.	47	161
	Vector Group Ltd.	5,083	112
	Lancaster Colony Corp.	1,241	111
	Ingles Markets Inc. Class A	2,116	103
	Weis Markets Inc.	1,979	85
	John B Sanfilippo & Son Inc.	1,480	75
*	Diplomat Pharmacy Inc.	1,450	56

*	Omega Protein Corp.	3,806	52
	Sanderson Farms Inc.	589	48
*	Seneca Foods Corp. Class A	1,454	41
	Village Super Market Inc. Class A	1,204	39
*	Nutraceutical International Corp.	1,544	34
	Nature's Sunshine Products Inc.	1,937	25
*	Roundy's Inc.	6,999	24
	Alico Inc.	485	24
*	Alliance One International Inc.	15,720	21
*	Smart & Final Stores Inc.	1,109	19
*	Freshpet Inc.	943	19
	Andersons Inc.	377	17
	B&G Foods Inc.	488	15
*	Chefs' Warehouse Inc.	584	11
	Tootsie Roll Industries Inc.	309	10
	Coca-Cola Bottling Co. Consolidated	70	8
*	Boulder Brands Inc.	824	8
	Orchids Paper Products Co.	274	6
*	PhotoMedex Inc.	2,323	4
*	Craft Brew Alliance Inc.	359	4
*	Female Health Co.	1,148	3
*	Synutra International Inc.	307	2
			3,516
Energy (3.2%)
*	PDC Energy Inc.	6,581	392
	Exterran Holdings Inc.	10,408	344
*	Helix Energy Solutions Group Inc.	18,753	294
*	Rosetta Resources Inc.	11,517	269
*	McDermott International Inc.	42,570	232
*	SEACOR Holdings Inc.	3,300	231
	Delek US Holdings Inc.	5,044	191
*	Matador Resources Co.	6,090	168
*	Hornbeck Offshore Services Inc.	6,490	144
*	Forum Energy Technologies Inc.	6,662	138
*	Stone Energy Corp.	10,091	137
*	Newpark Resources Inc.	15,238	129
	TerraForm Power Inc. Class A	3,165	127
*	Callon Petroleum Co.	11,813	93
*	RSP Permian Inc.	3,252	93
*	TETRA Technologies Inc.	14,071	89
*	Bill Barrett Corp.	8,729	77
*	Era Group Inc.	3,625	76
*	Northern Oil and Gas Inc.	10,847	74
*	Parker Drilling Co.	21,621	73
*	Westmoreland Coal Co.	2,808	72
	Tesco Corp.	5,678	68
	Civeo Corp.	16,500	66
*	Renewable Energy Group Inc.	6,182	66
*	Cloud Peak Energy Inc.	11,039	64
*	PowerSecure International Inc.	3,988	59
	Alon USA Energy Inc.	3,358	59
	SunCoke Energy Inc.	3,542	58
^	Energy XXI Ltd.	16,637	58
*	Penn Virginia Corp.	11,743	55
*	Natural Gas Services Group Inc.	2,231	54
*	Key Energy Services Inc.	23,423	53
*,^ Halcon Resources Corp.		45,885	48

* Pacific Ethanol Inc.	3,921	45
* Contango Oil & Gas Co.	3,137	43
* Geospace Technologies Corp.	2,100	43
* Clean Energy Fuels Corp.	5,607	42
* Sanchez Energy Corp.	3,553	36
* EnerNOC Inc.	3,618	35
Green Plains Inc.	1,026	34
* Vivint Solar Inc.	2,263	33
Comstock Resources Inc.	8,422	30
* Approach Resources Inc.	4,046	28
* ION Geophysical Corp.	19,310	27
* Triangle Petroleum Corp.	5,168	27
EXCO Resources Inc.	16,735	26
* Ameresco Inc. Class A	3,542	26
* FMSA Holdings Inc.	2,859	26
* Pioneer Energy Services Corp.	3,156	22
^ W&T Offshore Inc.	3,843	21
* VAALCO Energy Inc.	8,888	20
* Alpha Natural Resources Inc.	38,466	19
* Hercules Offshore Inc.	28,646	18
* Eclipse Resources Corp.	2,912	18
Gulf Island Fabrication Inc.	1,627	18
* Arch Coal Inc.	37,015	18
* C&J Energy Services Ltd.	1,183	18
Nordic American Offshore Ltd.	1,883	17
* Swift Energy Co.	7,809	17
* Resolute Energy Corp.	13,896	16
Adams Resources & Energy Inc.	356	15
* Harvest Natural Resources Inc.	7,509	15
Hallador Energy Co.	1,760	15
* REX American Resources Corp.	222	14
* Nuverra Environmental Solutions Inc.	2,707	14
North Atlantic Drilling Ltd.	9,571	13
* Vantage Drilling Co.	36,644	13
* TransAtlantic Petroleum Ltd.	1,954	11
* Amyris Inc.	4,829	10
* Mitcham Industries Inc.	2,257	9
* Warren Resources Inc.	12,760	9
* Midstates Petroleum Co. Inc.	6,629	8
* Independence Contract Drilling Inc.	1,095	8
* Trecora Resources	481	7
^ Walter Energy Inc.	8,748	4
* Emerald Oil Inc.	687	4
* Miller Energy Resources Inc.	4,985	3
* Gastar Exploration Inc.	649	2
* PetroQuest Energy Inc.	708	1
* Global Geophysical Services Inc.	223	—
		5,049
Financial Services (40.4%)
LaSalle Hotel Properties	19,909	726
RLJ Lodging Trust	23,343	706
CubeSmart	28,899	687
First American Financial Corp.	19,055	680
Investors Bancorp Inc.	56,284	676
Highwoods Properties Inc.	16,073	674
Prosperity Bancshares Inc.	12,438	666
CNO Financial Group Inc.	36,578	658

* Stifel Financial Corp.	11,682	622
Webster Financial Corp.	16,115	611
New Residential Investment Corp.	35,430	604
EPR Properties	10,198	588
FirstMerit Corp.	29,383	577
Sunstone Hotel Investors Inc.	36,504	557
Pebblebrook Hotel Trust	12,691	544
Umpqua Holdings Corp.	29,604	521
Medical Properties Trust Inc.	36,921	501
Colony Capital Inc. Class A	19,077	490
GEO Group Inc.	12,898	489
Radian Group Inc.	27,117	486
PrivateBancorp Inc.	12,727	485
Janus Capital Group Inc.	26,566	482
DCT Industrial Trust Inc.	14,617	478
United Bankshares Inc.	12,274	465
Susquehanna Bancshares Inc.	33,340	463
DiamondRock Hospitality Co.	34,770	458
Cathay General Bancorp	14,148	428
FNB Corp.	30,851	416
Wintrust Financial Corp.	8,270	414
BancorpSouth Inc.	17,064	413
First Citizens BancShares Inc. Class A	1,708	412
Primerica Inc.	9,216	408
Healthcare Realty Trust Inc.	17,065	406
Hancock Holding Co.	13,865	404
Hudson Pacific Properties Inc.	12,947	395
Valley National Bancorp	40,293	394
First Industrial Realty Trust Inc.	19,570	382
* MGIC Investment Corp.	35,129	381
MB Financial Inc.	11,799	380
Cousins Properties Inc.	39,101	377
Acadia Realty Trust	12,103	375
Washington Federal Inc.	16,979	375
Glacier Bancorp Inc.	13,232	372
RLI Corp.	7,639	372
IBERIABANK Corp.	5,584	359
Alexander & Baldwin Inc.	8,658	356
UMB Financial Corp.	6,705	347
Invesco Mortgage Capital Inc.	21,872	347
American Equity Investment Life Holding Co.	13,208	336
Lexington Realty Trust	36,538	335
Chesapeake Lodging Trust	10,658	331
Kennedy-Wilson Holdings Inc.	12,938	331
Symetra Financial Corp.	13,393	328
Chambers Street Properties	42,115	321
Pinnacle Financial Partners Inc.	6,320	313
CVB Financial Corp.	18,818	309
Columbia Banking System Inc.	10,206	308
Hatteras Financial Corp.	17,150	308
South State Corp.	4,286	308
Capitol Federal Financial Inc.	25,432	308
EverBank Financial Corp.	16,191	299
Washington REIT	11,840	297
Associated Estates Realty Corp.	10,229	292
* Hilltop Holdings Inc.	13,339	291
Equity One Inc.	11,714	290

Trustmark Corp.	11,984	286
* Texas Capital Bancshares Inc.	5,253	286
Old National Bancorp	20,925	285
Kemper Corp.	7,740	277
FelCor Lodging Trust Inc.	25,411	273
Pennsylvania REIT	12,214	273
Education Realty Trust Inc.	8,263	272
Selective Insurance Group Inc.	9,990	271
Gramercy Property Trust Inc.	10,160	270
Argo Group International Holdings Ltd.	5,114	269
New York REIT Inc.	28,818	267
Mack-Cali Realty Corp.	15,754	266
Retail Opportunity Investments Corp.	16,037	262
LTC Properties Inc.	6,186	260
CyrusOne Inc.	8,044	260
CYS Investments Inc.	28,793	258
Community Bank System Inc.	7,229	255
International Bancshares Corp.	9,663	252
Horace Mann Educators Corp.	7,237	249
DuPont Fabros Technology Inc.	7,716	249
Montpelier Re Holdings Ltd.	6,497	247
* Springleaf Holdings Inc. Class A	5,116	243
PennyMac Mortgage Investment Trust	13,147	242
Parkway Properties Inc.	13,985	240
Redwood Trust Inc.	14,744	238
First Midwest Bancorp Inc.	13,373	237
Government Properties Income Trust	12,128	237
Ramco-Gershenson Properties Trust	13,723	236
National Penn Bancshares Inc.	22,028	236
* Enstar Group Ltd.	1,514	230
Hersha Hospitality Trust Class A	35,647	227
Sterling Bancorp	16,138	218
STAG Industrial Inc.	10,065	214
* iStar Financial Inc.	15,050	214
Westamerica Bancorporation	4,667	214
BGC Partners Inc. Class A	22,455	212
Ryman Hospitality Properties Inc.	3,759	207
Independent Bank Corp.	4,526	204
Northwest Bancshares Inc.	16,786	203
BBCN Bancorp Inc.	14,104	203
Summit Hotel Properties Inc.	15,188	203
Astoria Financial Corp.	15,361	201
Capstead Mortgage Corp.	16,987	201
Physicians Realty Trust	12,464	200
American Assets Trust Inc.	5,022	198
* Western Alliance Bancorp	6,230	195
Provident Financial Services Inc.	10,691	194
NBT Bancorp Inc.	7,747	191
Chatham Lodging Trust	6,786	190
ARMOUR Residential REIT Inc.	63,350	189
Park National Corp.	2,269	188
* Ambac Financial Group Inc.	7,984	187
Franklin Street Properties Corp.	15,963	185
WesBanco Inc.	5,800	184
Altisource Residential Corp.	10,144	182
Apollo Commercial Real Estate Finance Inc.	10,461	180
Boston Private Financial Holdings Inc.	14,164	178

First Financial Bancorp	10,225	178
Union Bankshares Corp.	8,199	177
Simmons First National Corp. Class A	4,097	176
Chemical Financial Corp.	5,804	176
LegacyTexas Financial Group Inc.	6,753	175
Starwood Waypoint Residential Trust	6,928	175
Excel Trust Inc.	10,958	174
United Community Banks Inc.	8,851	169
Banner Corp.	3,721	168
Investment Technology Group Inc.	6,131	165
Renasant Corp.	5,571	164
Banco Latinoamericano de Comercio Exterior SA	5,262	160
S&T Bancorp Inc.	5,870	159
American Capital Mortgage Investment Corp.	9,046	158
Kite Realty Group Trust	5,816	157
Inland Real Estate Corp.	15,442	157
Terreno Realty Corp.	7,589	154
First Financial Bankshares Inc.	5,109	154
* Greenlight Capital Re Ltd. Class A	5,008	153
Select Income REIT	6,509	153
Nelnet Inc. Class A	3,685	151
First Merchants Corp.	6,473	151
New York Mortgage Trust Inc.	18,869	149
Rexford Industrial Realty Inc.	10,170	148
Investors Real Estate Trust	20,108	146
* Third Point Reinsurance Ltd.	10,047	145
First Commonwealth Financial Corp.	15,835	144
* Navigators Group Inc.	1,851	144
Stewart Information Services Corp.	3,797	143
AMERISAFE Inc.	3,299	141
Berkshire Hills Bancorp Inc.	5,088	140
Wilshire Bancorp Inc.	12,596	139
Brookline Bancorp Inc.	12,665	139
Ameris Bancorp	5,429	137
* Piper Jaffray Cos.	2,878	136
* Strategic Hotels & Resorts Inc.	11,235	136
Cash America International Inc.	5,046	136
Tompkins Financial Corp.	2,623	134
Safety Insurance Group Inc.	2,331	130
City Holding Co.	2,822	127
State Bank Financial Corp.	6,215	127
PS Business Parks Inc.	1,737	127
Hanmi Financial Corp.	5,719	127
Northfield Bancorp Inc.	8,538	125
National General Holdings Corp.	6,374	124
Ashford Hospitality Trust Inc.	14,247	123
* Cowen Group Inc. Class A	20,723	122
TowneBank	7,747	122
Southside Bancshares Inc.	4,522	121
Oritani Financial Corp.	8,218	121
National Bank Holdings Corp. Class A	6,251	120
STORE Capital Corp.	5,686	119
Hannon Armstrong Sustainable Infrastructure Capital Inc.	5,790	119
WSFS Financial Corp.	4,803	118
Sandy Spring Bancorp Inc.	4,501	118
Lakeland Financial Corp.	2,970	118
* Capital Bank Financial Corp.	4,115	117

	Rouse Properties Inc.	6,679	115
	TrustCo Bank Corp. NY	17,002	115
*	HRG Group Inc.	8,751	115
*	First BanCorp	18,721	115
*	Customers Bancorp Inc.	4,539	114
	Western Asset Mortgage Capital Corp.	7,493	114
	United Fire Group Inc.	3,706	113
	Maiden Holdings Ltd.	8,073	113
	Cardinal Financial Corp.	5,448	112
*,^ Walter Investment Management Corp.		6,665	110
*	KCG Holdings Inc. Class A	8,108	109
	InfraREIT Inc.	3,544	107
*	American Residential Properties Inc.	5,778	107
	First Potomac Realty Trust	10,574	107
	Flushing Financial Corp.	5,435	105
	OFG Bancorp	7,933	104
	Cedar Realty Trust Inc.	15,079	102
	Monmouth Real Estate Investment Corp.	10,546	102
	Silver Bay Realty Trust Corp.	6,514	101
	FBL Financial Group Inc. Class A	1,736	100
	Washington Trust Bancorp Inc.	2,638	99
	Anworth Mortgage Asset Corp.	19,037	99
	National Western Life Insurance Co. Class A	396	97
	Resource Capital Corp.	23,203	97
	Dime Community Bancshares Inc.	5,886	96
	AG Mortgage Investment Trust Inc.	5,098	96
	TriCo Bancshares	4,059	96
	Agree Realty Corp.	3,156	96
	Infinity Property & Casualty Corp.	1,316	95
	Heartland Financial USA Inc.	2,775	95
	RAIT Financial Trust	14,780	94
	United Financial Bancorp Inc.	7,431	94
	Heritage Financial Corp.	5,421	93
*	HomeStreet Inc.	4,023	93
	Community Trust Bancorp Inc.	2,807	92
	Stock Yards Bancorp Inc.	2,634	92
	Apollo Residential Mortgage Inc.	5,756	92
	AmTrust Financial Services Inc.	1,522	92
*	First NBC Bank Holding Co.	2,682	91
*	Enova International Inc.	4,644	91
*	Global Cash Access Holdings Inc.	11,698	90
	First Interstate BancSystem Inc. Class A	3,251	89
	1st Source Corp.	2,694	85
	Bryn Mawr Bank Corp.	2,909	84
*	Green Dot Corp. Class A	5,591	82
	First Busey Corp.	13,020	82
	Arlington Asset Investment Corp. Class A	3,933	81
	Waterstone Financial Inc.	6,179	81
	Banc of California Inc.	6,212	81
	ConnectOne Bancorp Inc.	4,062	79
	CenterState Banks Inc.	6,348	79
	Lakeland Bancorp Inc.	6,810	78
	Great Western Bancorp Inc.	3,334	77
	Meadowbrook Insurance Group Inc.	9,017	77
	Sovran Self Storage Inc.	841	77
	Getty Realty Corp.	4,545	76
	Dynex Capital Inc.	9,824	76

* Forestar Group Inc.	5,707	76
CoBiz Financial Inc.	6,438	76
* Walker & Dunlop Inc.	3,060	75
Enterprise Financial Services Corp.	3,529	75
* INTL. FCStone Inc.	2,118	74
BancFirst Corp.	1,270	74
MainSource Financial Group Inc.	3,669	73
* Ezcorp Inc. Class A	9,234	73
Great Southern Bancorp Inc.	1,849	73
* NMI Holdings Inc. Class A	9,077	72
* Yadkin Financial Corp.	3,636	72
* Beneficial Bancorp Inc.	5,763	71
First Financial Corp.	2,051	70
German American Bancorp Inc.	2,388	69
* Flagstar Bancorp Inc.	3,676	69
* Blue Hills Bancorp Inc.	5,013	69
Hudson Valley Holding Corp.	2,636	68
Ashford Hospitality Prime Inc.	4,268	67
* Safeguard Scientifics Inc.	3,706	66
Metro Bancorp Inc.	2,561	66
Clifton Bancorp Inc.	4,728	66
BNC Bancorp	3,501	65
Campus Crest Communities Inc.	11,444	65
* PICO Holdings Inc.	4,086	65
Peoples Bancorp Inc.	2,777	64
Home BancShares Inc.	1,873	64
RE/MAX Holdings Inc.	1,892	63
Southwest Bancorp Inc.	3,541	63
Central Pacific Financial Corp.	2,674	63
Gladstone Commercial Corp.	3,588	62
First Defiance Financial Corp.	1,721	61
Mercantile Bank Corp.	3,007	60
Ares Commercial Real Estate Corp.	5,098	59
Bank Mutual Corp.	8,319	59
Federal Agricultural Mortgage Corp.	1,857	59
* Pacific Premier Bancorp Inc.	3,716	59
OneBeacon Insurance Group Ltd. Class A	4,042	58
Financial Institutions Inc.	2,519	58
* Encore Capital Group Inc.	1,462	58
Preferred Bank	2,100	58
* HomeTrust Bancshares Inc.	3,719	58
State Auto Financial Corp.	2,709	58
* Bancorp Inc.	5,944	57
Whitestone REIT	3,995	56
Univest Corp. of Pennsylvania	2,905	56
First Bancorp	3,518	55
Bank of Kentucky Financial Corp.	1,122	55
Independent Bank Corp.	4,088	55
* Tejon Ranch Co.	2,206	55
First of Long Island Corp.	2,165	55
CorEnergy Infrastructure Trust Inc.	8,182	54
* Eagle Bancorp Inc.	1,356	54
Peapack Gladstone Financial Corp.	2,657	54
Employers Holdings Inc.	2,377	54
Stonegate Bank	1,776	53
Park Sterling Corp.	7,991	53
West Bancorporation Inc.	2,859	52

* Seacoast Banking Corp. of Florida	3,440	51
Arrow Financial Corp.	1,949	51
Camden National Corp.	1,331	51
Talmer Bancorp Inc. Class A	3,192	51
Peoples Financial Services Corp.	1,349	51
* MoneyGram International Inc.	5,202	51
Bridge Bancorp Inc.	2,030	50
Suffolk Bancorp	2,063	50
Meta Financial Group Inc.	1,236	50
* NewStar Financial Inc.	4,672	49
Bank of Marin Bancorp	1,051	49
United Community Financial Corp.	9,018	49
First Community Bancshares Inc.	2,919	49
* Bridge Capital Holdings	1,749	49
Armada Hoffler Properties Inc.	4,519	48
Ladder Capital Corp.	2,686	48
One Liberty Properties Inc.	2,140	48
Oppenheimer Holdings Inc. Class A	1,814	47
NewBridge Bancorp	5,994	47
* TriState Capital Holdings Inc.	3,939	46
Fidelity Southern Corp.	2,932	45
Pacific Continental Corp.	3,430	44
Fidelity & Guaranty Life	2,009	44
* Citizens Inc. Class A	7,900	44
Republic Bancorp Inc. Class A	1,767	43
Guaranty Bancorp	2,628	43
Citizens & Northern Corp.	2,219	43
* Anchor BanCorp Wisconsin Inc.	1,159	43
CNB Financial Corp.	2,579	43
First Connecticut Bancorp Inc.	2,881	42
* FCB Financial Holdings Inc. Class A	1,458	42
Bank of the Ozarks Inc.	952	42
CatchMark Timber Trust Inc. Class A	3,485	41
OceanFirst Financial Corp.	2,393	41
* Global Indemnity plc	1,456	40
Horizon Bancorp	1,639	39
BankFinancial Corp.	3,320	39
GAIN Capital Holdings Inc.	4,128	38
James River Group Holdings Ltd.	1,631	38
Independent Bank Group Inc.	933	38
* LendingTree Inc.	630	37
Calamos Asset Management Inc. Class A	3,044	37
Baldwin & Lyons Inc.	1,656	37
* CU Bancorp	1,738	37
State National Cos. Inc.	3,416	37
Sierra Bancorp	2,165	36
MidWestOne Financial Group Inc.	1,242	36
Charter Financial Corp.	2,985	36
* FRP Holdings Inc.	1,186	36
Territorial Bancorp Inc.	1,556	36
Penns Woods Bancorp Inc.	840	36
OM Asset Management plc	1,819	35
Fox Chase Bancorp Inc.	2,164	35
Ames National Corp.	1,470	35
Urstadt Biddle Properties Inc. Class A	1,722	35
American National Bankshares Inc.	1,528	35
National Bankshares Inc.	1,239	34

UMH Properties Inc.	3,451	34
Kearny Financial Corp.	3,105	34
Heritage Commerce Corp.	3,713	33
Moelis & Co. Class A	1,150	33
* Regional Management Corp.	1,902	33
EMC Insurance Group Inc.	898	32
First Business Financial Services Inc.	704	32
* AV Homes Inc.	2,056	31
Consolidated-Tomoka Land Co.	556	31
Heritage Oaks Bancorp	3,923	30
Kansas City Life Insurance Co.	676	30
Easterly Government Properties Inc.	1,909	30
Northrim BanCorp Inc.	1,196	29
* Hallmark Financial Services Inc.	2,630	29
First Bancorp Inc.	1,711	29
Opus Bank	915	29
EastGroup Properties Inc.	516	29
* Sun Bancorp Inc.	1,480	29
* FBR & Co.	1,337	28
First Financial Northwest Inc.	2,401	28
Merchants Bancshares Inc.	919	27
Capital City Bank Group Inc.	1,897	27
Enterprise Bancorp Inc.	1,313	27
Manning & Napier Inc.	2,432	27
National Interstate Corp.	1,047	27
* Cascade Bancorp	5,389	27
Crawford & Co. Class B	3,641	27
* On Deck Capital Inc.	1,685	26
Owens Realty Mortgage Inc.	1,918	25
Trade Street Residential Inc.	3,309	24
Macatawa Bank Corp.	4,723	24
Old Line Bancshares Inc.	1,495	23
Century Bancorp Inc. Class A	608	23
* Square 1 Financial Inc. Class A	853	22
* Consumer Portfolio Services Inc.	3,746	22
Donegal Group Inc. Class A	1,474	22
HCI Group Inc.	501	22
Resource America Inc. Class A	2,691	21
* Stonegate Mortgage Corp.	2,173	21
MidSouth Bancorp Inc.	1,471	20
* Republic First Bancorp Inc.	5,516	19
* JG Wentworth Co. Class A	2,063	19
* CommunityOne Bancorp	1,852	19
* PennyMac Financial Services Inc. Class A	975	18
* Phoenix Cos. Inc.	1,017	18
* Triumph Bancorp Inc.	1,352	17
Sabra Health Care REIT Inc.	596	16
Independence Holding Co.	1,303	15
* Nicholas Financial Inc.	1,166	15
Palmetto Bancshares Inc.	756	14
* Ashford Inc.	143	14
* St. Joe Co.	788	13
* Hampton Roads Bankshares Inc.	5,835	12
FXCM Inc. Class A	7,979	11
* Trupanion Inc.	1,365	11
Saul Centers Inc.	227	11
* UCP Inc.	1,395	11

* Green Bancorp Inc.	766	11
* Higher One Holdings Inc.	3,806	11
Great Ajax Corp.	766	10
Alexander's Inc.	25	10
Tiptree Financial Inc. Class A	1,475	10
* C1 Financial Inc.	537	10
ServisFirst Bancshares Inc.	277	10
* Altisource Asset Management Corp.	46	8
CIFC Corp.	1,011	8
Universal Insurance Holdings Inc.	300	8
* BBX Capital Corp.	396	6
CareTrust REIT Inc.	404	5
Medley Management Inc. Class A	450	5
Federated National Holding Co.	192	5
Fifth Street Asset Management Inc.	450	4
United Insurance Holdings Corp.	258	4
* Atlas Financial Holdings Inc.	135	3
* Tejon Ranch Co. Warrants Exp. 08/31/2016	22	—
		62,926
Health Care (6.1%)
* WellCare Health Plans Inc.	7,234	620
* Impax Laboratories Inc.	10,033	472
* Amsurg Corp.	5,921	399
Owens & Minor Inc.	11,211	374
* Haemonetics Corp.	8,453	349
* Magellan Health Inc.	4,897	331
Kindred Healthcare Inc.	13,081	300
CONMED Corp.	4,835	269
* Anacor Pharmaceuticals Inc.	3,725	265
* ICU Medical Inc.	2,384	231
* Greatbatch Inc.	4,420	230
* AMN Healthcare Services Inc.	8,242	219
Analogic Corp.	2,201	186
* PharMerica Corp.	5,378	179
* Integra LifeSciences Holdings Corp.	2,611	175
* Tornier NV	6,290	167
HealthSouth Corp.	3,740	161
* Merit Medical Systems Inc.	7,710	159
* Prothena Corp. plc	4,019	159
* Achillion Pharmaceuticals Inc.	15,952	158
* Amedisys Inc.	4,902	152
* Hanger Inc.	6,327	145
* Emergent Biosolutions Inc.	4,557	145
* Wright Medical Group Inc.	4,691	129
Invacare Corp.	5,711	124
* Affymetrix Inc.	10,267	120
* Dynavax Technologies Corp.	5,181	118
National HealthCare Corp.	1,852	117
* Nektar Therapeutics	9,920	114
* Orthofix International NV	3,322	109
* Geron Corp.	28,185	109
* Triple-S Management Corp. Class B	4,483	108
* AMAG Pharmaceuticals Inc.	1,517	106
* OvaScience Inc.	3,092	105
* Cynosure Inc. Class A	2,596	93
* Albany Molecular Research Inc.	4,177	84
* LHC Group Inc.	2,204	81

*,^ Rockwell Medical Inc.		7,226	80
*	Universal American Corp.	7,614	78
*	AngioDynamics Inc.	4,437	71
*	NuVasive Inc.	1,368	69
*	RTI Surgical Inc.	10,096	65
*	IPC Healthcare Inc.	1,299	64
*	Cross Country Healthcare Inc.	5,528	59
*	OraSure Technologies Inc.	9,403	58
*	Almost Family Inc.	1,490	57
*	Spectrum Pharmaceuticals Inc.	8,919	56
*	Rigel Pharmaceuticals Inc.	15,609	55
	CryoLife Inc.	5,079	54
*	XenoPort Inc.	9,034	54
*	Progenics Pharmaceuticals Inc.	9,534	54
*	Celldex Therapeutics Inc.	1,649	48
*	SurModics Inc.	1,879	46
*	ACADIA Pharmaceuticals Inc.	1,112	46
*	BioScrip Inc.	12,379	44
*	ChemoCentryx Inc.	4,879	42
*	Healthways Inc.	2,679	41
*	Verastem Inc.	4,551	39
*	Cytokinetics Inc.	6,165	39
*	Exactech Inc.	1,744	37
*	Array BioPharma Inc.	4,767	37
*	Five Star Quality Care Inc.	7,671	36
*	Adeptus Health Inc. Class A	464	33
*	PTC Therapeutics Inc.	556	32
*	SciClone Pharmaceuticals Inc.	3,479	32
*	HealthEquity Inc.	1,185	31
*	Medicines Co.	1,067	30
*	Addus HomeCare Corp.	1,068	30
*	AtriCure Inc.	1,280	29
*	CytRx Corp.	7,123	29
*	BioCryst Pharmaceuticals Inc.	2,574	29
*	Catalent Inc.	884	28
*	Derma Sciences Inc.	4,083	27
*	TransEnterix Inc.	4,645	21
*	Agenus Inc.	2,321	19
*	BioTelemetry Inc.	1,919	19
*	AAC Holdings Inc.	448	17
*	Sagent Pharmaceuticals Inc.	778	17
*	Civitas Solutions Inc.	689	15
*	Revance Therapeutics Inc.	586	15
*	Genesis Healthcare Inc.	2,351	15
*	Symmetry Surgical Inc.	1,671	15
	Select Medical Holdings Corp.	869	14
*	PRA Health Sciences Inc.	424	14
	Ensign Group Inc.	305	14
	Theravance Inc.	807	14
*	Spark Therapeutics Inc.	179	13
*	MedAssets Inc.	631	13
*	Nevro Corp.	259	13
*	Kite Pharma Inc.	221	12
*	Sage Therapeutics Inc.	160	12
*	Merrimack Pharmaceuticals Inc.	980	12
*	Alliance HealthCare Services Inc.	608	11
*	ZS Pharma Inc.	190	11

* Bio-Reference Laboratories Inc.	308	10
* Inovio Pharmaceuticals Inc.	1,192	10
* Omeros Corp.	504	10
* Intersect ENT Inc.	406	10
* Unilife Corp.	3,822	9
* Sientra Inc.	416	9
* XOMA Corp.	2,635	9
* Entellus Medical Inc.	391	9
* Radius Health Inc.	171	8
* Avalanche Biotechnologies Inc.	199	7
* Navidea Biopharmaceuticals Inc.	5,890	7
* INC Research Holdings Inc. Class A	203	7
* Zafgen Inc.	195	6
* Atara Biotherapeutics Inc.	135	6
* Osiris Therapeutics Inc.	301	6
* Idera Pharmaceuticals Inc.	1,413	5
* Immunomedics Inc.	1,366	5
* Otonomy Inc.	212	5
* Imprivata Inc.	326	5
* NeoStem Inc.	2,292	5
* Bellicum Pharmaceuticals Inc.	188	5
* Surgical Care Affiliates Inc.	119	5
* Lexicon Pharmaceuticals Inc.	634	4
* Second Sight Medical Products Inc.	291	4
* Cytori Therapeutics Inc.	5,625	4
* FibroGen Inc.	203	4
* Coherus Biosciences Inc.	147	4
* Castlight Health Inc. Class B	410	4
* Theravance Biopharma Inc.	231	3
* Peregrine Pharmaceuticals Inc.	2,193	3
National Research Corp. Class A	217	3
* T2 Biosystems Inc.	179	3
* Immune Design Corp.	124	3
* Dermira Inc.	170	3
* Amphastar Pharmaceuticals Inc.	151	2
* Ocular Therapeutix Inc.	94	2
* RadNet Inc.	332	2
* Flex Pharma Inc.	120	2
* Invitae Corp.	163	2
* Threshold Pharmaceuticals Inc.	512	2
* Calithera Biosciences Inc.	175	2
* Vitae Pharmaceuticals Inc.	122	2
* Tokai Pharmaceuticals Inc.	130	2
* Ardelyx Inc.	100	1
* Loxo Oncology Inc.	73	1
* Adamas Pharmaceuticals Inc.	40	1
* Roka Bioscience Inc.	102	—
		9,548
Materials & Processing (5.6%)
Sensient Technologies Corp.	7,836	530
Axiall Corp.	12,424	469
* Louisiana-Pacific Corp.	25,078	454
Olin Corp.	14,039	410
Commercial Metals Co.	20,921	336
* Masonite International Corp.	4,534	309
Minerals Technologies Inc.	4,424	298
Kaiser Aluminum Corp.	3,204	260

Simpson Manufacturing Co. Inc.	6,852	232
* Berry Plastics Group Inc.	6,934	232
* Beacon Roofing Supply Inc.	6,855	215
Hecla Mining Co.	65,204	203
Universal Forest Products Inc.	3,555	197
Schweitzer-Mauduit International Inc.	4,584	185
Tronox Ltd. Class A	10,915	184
* RTI International Metals Inc.	5,107	180
A Schulman Inc.	3,965	170
* AK Steel Holding Corp.	31,459	165
* LSB Industries Inc.	3,470	148
Innospec Inc.	3,414	146
OM Group Inc.	5,428	144
* Kraton Performance Polymers Inc.	5,887	140
* Resolute Forest Products Inc.	11,569	138
Mueller Industries Inc.	3,544	124
Comfort Systems USA Inc.	5,414	122
Apogee Enterprises Inc.	2,138	115
* Intrepid Potash Inc.	9,874	115
PH Glatfelter Co.	4,853	114
* Horsehead Holding Corp.	8,553	106
Quanex Building Products Corp.	5,825	104
Aceto Corp.	4,386	103
* Century Aluminum Co.	9,240	103
Haynes International Inc.	2,110	99
* Gibraltar Industries Inc.	5,541	99
Stepan Co.	1,858	96
* Coeur Mining Inc.	17,542	96
Tredegar Corp.	4,463	89
Innophos Holdings Inc.	1,655	86
Neenah Paper Inc.	1,426	86
Schnitzer Steel Industries Inc.	4,733	85
* Unifi Inc.	2,604	85
Griffon Corp.	5,242	84
Materion Corp.	2,221	83
LB Foster Co. Class A	1,857	71
American Vanguard Corp.	5,140	71
* Landec Corp.	4,786	68
Hawkins Inc.	1,603	65
Quaker Chemical Corp.	726	62
Zep Inc.	2,968	59
KMG Chemicals Inc.	1,714	51
* Trinseo SA	1,601	47
Kronos Worldwide Inc.	3,281	40
FutureFuel Corp.	3,103	37
LSI Industries Inc.	3,841	36
Culp Inc.	1,354	36
* Northwest Pipe Co.	1,697	35
* Cabot Microelectronics Corp.	700	32
Advanced Drainage Systems Inc.	991	29
Dynamic Materials Corp.	2,342	26
Ampco-Pittsburgh Corp.	1,481	24
Olympic Steel Inc.	1,337	23
* Universal Stainless & Alloy Products Inc.	1,257	23
Oil-Dri Corp. of America	718	22
* UFP Technologies Inc.	1,107	22
* Stillwater Mining Co.	1,345	19

*	Handy & Harman Ltd.	610	19
*,^ Molycorp Inc.		32,462	17
*	Ryerson Holding Corp.	1,766	15
	Noranda Aluminum Holding Corp.	7,909	14
*	NL Industries Inc.	1,256	10
*	Ply Gem Holdings Inc.	578	7
	Global Brass & Copper Holdings Inc.	406	7
	Insteel Industries Inc.	314	6
	NN Inc.	224	6
*	Dixie Group Inc.	608	6
	Chase Corp.	121	5
	Wausau Paper Corp.	461	5
*	AEP Industries Inc.	83	4
*	Aspen Aerogels Inc.	363	3
*	TCP International Holdings Ltd.	460	2
	United States Lime & Minerals Inc.	20	1
*	Shiloh Industries Inc.	82	1
			8,765
Other (0.0%)[2]
*	Leap Wireless International Inc CVR	7,564	19
*	Apigee Corp.	227	3
*	Black Knight Financial Services Inc. Class A	90	2
*	Press Ganey Holdings Inc.	56	2
*	Magnum Hunter Resources Corp. Warrants Exp. 04/15/2016	1,575	—
*	Gerber Scientific Inc. CVR	519	—
			26
Producer Durables (13.1%)
*	JetBlue Airways Corp.	40,125	809
*	Esterline Technologies Corp.	5,676	614
	EMCOR Group Inc.	11,191	508
*	Teledyne Technologies Inc.	4,849	491
	Curtiss-Wright Corp.	6,345	457
	Convergys Corp.	18,031	448
*	Moog Inc. Class A	6,382	438
	EnerSys	5,973	398
	Barnes Group Inc.	9,631	388
*	Darling Ingredients Inc.	23,483	369
*	XPO Logistics Inc.	7,493	368
	Bristow Group Inc.	6,322	367
	ABM Industries Inc.	9,926	322
	Mobile Mini Inc.	7,645	303
	UniFirst Corp.	2,621	300
	Scorpio Tankers Inc.	31,833	290
*	FTI Consulting Inc.	7,259	285
	Deluxe Corp.	4,313	275
	Brink's Co.	8,607	275
	United Stationers Inc.	6,999	272
	Tetra Tech Inc.	10,266	269
	Actuant Corp. Class A	10,959	258
	Watts Water Technologies Inc. Class A	4,749	252
*	Itron Inc.	6,987	251
	Granite Construction Inc.	6,948	249
*	PHH Corp.	9,027	249
	G&K Services Inc. Class A	3,544	247
*	Atlas Air Worldwide Holdings Inc.	4,474	244
*	Huron Consulting Group Inc.	3,757	242

	Brady Corp. Class A	8,525	216
	Nordic American Tankers Ltd.	15,811	204
	Matson Inc.	4,995	201
	Applied Industrial Technologies Inc.	4,724	200
	Woodward Inc.	3,903	199
*	OSI Systems Inc.	2,739	198
	Aircastle Ltd.	8,039	195
	AAR Corp.	6,323	187
	ESCO Technologies Inc.	4,704	175
	Albany International Corp.	4,406	174
	Ship Finance International Ltd.	10,606	173
	Werner Enterprises Inc.	6,278	173
	Federal Signal Corp.	11,136	166
	General Cable Corp.	8,728	165
	Cubic Corp.	3,441	164
	Briggs & Stratton Corp.	8,269	158
*	UTi Worldwide Inc.	16,180	156
*	Sykes Enterprises Inc.	6,346	154
*	ACCO Brands Corp.	20,181	148
	TAL International Group Inc.	3,943	143
*	Tutor Perini Corp.	6,695	140
	Astec Industries Inc.	3,390	140
	Korn/Ferry International	4,351	140
	McGrath RentCorp	4,582	139
*	RPX Corp.	8,491	135
	SkyWest Inc.	9,042	134
	DHT Holdings Inc.	16,600	131
	GasLog Ltd.	6,142	127
*	ICF International Inc.	3,522	126
*	Navigant Consulting Inc.	8,828	120
*	ExlService Holdings Inc.	3,339	120
*	Wesco Aircraft Holdings Inc.	7,902	117
*	MYR Group Inc.	3,827	113
*	Aegion Corp. Class A	6,194	110
	Resources Connection Inc.	6,960	109
*	GrafTech International Ltd.	21,161	107
	Kaman Corp.	2,386	101
	Quad/Graphics Inc.	4,903	100
*	Ascent Capital Group Inc. Class A	2,456	99
*	Monster Worldwide Inc.	16,073	98
	Teekay Tankers Ltd. Class A	14,427	97
*	Air Transport Services Group Inc.	9,234	97
*	Republic Airways Holdings Inc.	8,974	94
*	Engility Holdings Inc.	3,120	87
	Titan International Inc.	7,912	84
	Textainer Group Holdings Ltd.	2,931	83
	Celadon Group Inc.	3,502	82
*,^ Plug Power Inc.		30,006	82
	Heidrick & Struggles International Inc.	3,234	81
	Kadant Inc.	1,720	81
*	Roadrunner Transportation Systems Inc.	3,168	79
	Ennis Inc.	4,666	78
	Kelly Services Inc. Class A	4,860	75
	Multi-Color Corp.	1,167	75
	Kimball International Inc. Class B	6,119	75
	Columbus McKinnon Corp.	3,172	72
*	PHI Inc.	2,143	70

*	Modine Manufacturing Co.	6,078	68
*	CBIZ Inc.	7,376	67
*	CAI International Inc.	2,880	62
*	Virgin America Inc.	2,181	62
	Alamo Group Inc.	1,167	62
*	YRC Worldwide Inc.	4,661	61
	Gulfmark Offshore Inc.	4,561	61
	Powell Industries Inc.	1,685	61
*	Quality Distribution Inc.	3,684	58
*	TriNet Group Inc.	1,939	58
	Marten Transport Ltd.	2,483	56
*	Scorpio Bulkers Inc.	23,677	56
*	Great Lakes Dredge & Dock Corp.	10,020	56
	Littelfuse Inc.	572	55
*	ServiceSource International Inc.	12,207	53
	Navios Maritime Acquisition Corp.	14,971	53
*,^ Golden Ocean Group Ltd.		12,438	53
	Standex International Corp.	643	51
	Argan Inc.	1,356	48
	Navios Maritime Holdings Inc.	14,150	48
	FreightCar America Inc.	2,147	48
*	Kratos Defense & Security Solutions Inc.	7,971	48
*	CRA International Inc.	1,672	46
	VSE Corp.	739	46
	NACCO Industries Inc. Class A	799	46
*	Liquidity Services Inc.	4,308	43
	CECO Environmental Corp.	3,753	43
	Hackett Group Inc.	3,592	42
*	Titan Machinery Inc.	2,603	41
*	Aerovironment Inc.	1,541	40
*	DHI Group Inc.	4,686	40
	Miller Industries Inc.	1,898	39
	Encore Wire Corp.	885	39
	Hurco Cos. Inc.	1,155	39
	TeleTech Holdings Inc.	1,518	39
*	Dycom Industries Inc.	665	38
	Ardmore Shipping Corp.	3,220	37
*	Frontline Ltd.	14,498	37
*	InnerWorkings Inc.	5,881	37
*	Orion Marine Group Inc.	4,889	37
*	Paylocity Holding Corp.	1,033	35
*	Vicor Corp.	2,470	34
	CLARCOR Inc.	514	32
	CDI Corp.	2,516	31
	HNI Corp.	621	30
*	Vishay Precision Group Inc.	2,270	30
*	Layne Christensen Co.	3,536	29
	Houston Wire & Cable Co.	3,168	28
	Spartan Motors Inc.	6,145	28
	Electro Rent Corp.	2,715	28
*	Ducommun Inc.	1,190	28
*	TriMas Corp.	937	27
*	Rush Enterprises Inc. Class A	1,006	27
	Marlin Business Services Corp.	1,488	27
	Lindsay Corp.	326	26
*	PAM Transportation Services Inc.	426	26
*	USA Truck Inc.	1,116	26

Safe Bulkers Inc.	6,940	23
Global Power Equipment Group Inc.	3,052	23
* GP Strategies Corp.	725	23
Franklin Electric Co. Inc.	629	22
* PRGX Global Inc.	4,869	21
* AM Castle & Co.	3,248	19
* Advanced Energy Industries Inc.	659	19
* LMI Aerospace Inc.	1,859	18
* Dorian LPG Ltd.	1,307	18
* FARO Technologies Inc.	403	18
CIRCOR International Inc.	317	17
Preformed Line Products Co.	419	16
* Patriot National Inc.	866	14
* Neff Corp. Class A	1,324	14
Baltic Trading Ltd.	8,773	13
* Global Sources Ltd.	2,430	13
ArcBest Corp.	370	13
* Sterling Construction Co. Inc.	3,119	12
* Energy Recovery Inc.	4,477	12
* Lydall Inc.	415	11
* Patriot Transportation Holding Inc.	394	10
Douglas Dynamics Inc.	469	10
Universal Truckload Services Inc.	439	9
International Shipholding Corp.	994	8
* CHC Group Ltd.	5,985	8
Twin Disc Inc.	407	7
* CUI Global Inc.	1,273	7
* Casella Waste Systems Inc. Class A	1,188	7
American Railcar Industries Inc.	110	6
SIFCO Industries Inc.	363	5
* Hill International Inc.	886	5
* Heritage-Crystal Clean Inc.	325	5
* Ultrapetrol Bahamas Ltd.	3,637	5
* SP Plus Corp.	174	4
* Erickson Inc.	1,079	4
* Accuride Corp.	471	2
* Performant Financial Corp.	288	1
		20,493
Technology (8.7%)
Mentor Graphics Corp.	17,208	449
* Fairchild Semiconductor International Inc. Class A	20,806	414
* DigitalGlobe Inc.	13,406	402
* Take-Two Interactive Software Inc.	13,690	375
SYNNEX Corp.	4,507	373
MKS Instruments Inc.	9,513	359
* CACI International Inc. Class A	4,174	357
* Sanmina Corp.	14,627	317
Intersil Corp. Class A	22,882	309
* Cirrus Logic Inc.	7,752	293
* OmniVision Technologies Inc.	9,965	269
* Coherent Inc.	4,111	256
* QLogic Corp.	15,491	240
* Progress Software Corp.	9,127	240
* Acxiom Corp.	13,674	227
* Benchmark Electronics Inc.	9,579	223
* Veeco Instruments Inc.	7,109	215
* Insight Enterprises Inc.	6,900	202

* Microsemi Corp.	5,421	197
* ScanSource Inc.	5,060	197
* PMC-Sierra Inc.	21,088	191
* NETGEAR Inc.	6,136	190
* Anixter International Inc.	2,665	181
Ebix Inc.	5,039	179
* Polycom Inc.	13,285	179
* Plexus Corp.	3,924	178
* II-VI Inc.	9,302	174
* Rogers Corp.	2,307	167
* Entegris Inc.	11,174	156
Tessera Technologies Inc.	3,924	151
* Integrated Device Technology Inc.	6,369	151
* Rofin-Sinar Technologies Inc.	5,035	143
* Silicon Laboratories Inc.	2,434	135
* Bankrate Inc.	10,885	133
EarthLink Holdings Corp.	18,251	127
Brooks Automation Inc.	11,151	125
ManTech International Corp. Class A	4,227	120
* Blucora Inc.	7,590	120
* Photronics Inc.	11,916	120
Integrated Silicon Solution Inc.	5,651	116
* Ixia	9,153	115
* Fabrinet	6,306	115
CTS Corp.	6,071	114
CSG Systems International Inc.	3,555	111
* TTM Technologies Inc.	9,661	95
* Internap Corp.	9,651	94
* Actua Corp.	7,393	94
* Harmonic Inc.	13,657	93
* FormFactor Inc.	9,840	92
Acacia Research Corp.	8,843	90
Epiq Systems Inc.	5,284	89
Comtech Telecommunications Corp.	2,723	82
* Ultratech Inc.	4,097	82
* GSI Group Inc.	5,456	81
Park Electrochemical Corp.	3,751	81
* Mercury Systems Inc.	5,890	80
ADTRAN Inc.	4,643	80
* CEVA Inc.	3,744	77
* Intralinks Holdings Inc.	7,052	75
* Unisys Corp.	3,635	75
Checkpoint Systems Inc.	7,485	73
* Kimball Electronics Inc.	4,661	73
* Infinera Corp.	3,494	72
* DTS Inc.	2,190	70
* ePlus Inc.	886	69
* Exar Corp.	6,079	66
* Rudolph Technologies Inc.	5,152	66
* Dealertrack Technologies Inc.	1,560	65
* Axcelis Technologies Inc.	19,832	63
Cohu Inc.	4,505	60
* Calix Inc.	7,449	60
Black Box Corp.	2,783	56
* Diodes Inc.	2,059	55
IXYS Corp.	4,361	53
Pericom Semiconductor Corp.	3,953	52

* Amkor Technology Inc.	7,303	49
Plantronics Inc.	894	49
* Quantum Corp.	23,194	47
* Ciber Inc.	13,846	47
* Limelight Networks Inc.	10,500	46
American Science & Engineering Inc.	1,138	45
* DSP Group Inc.	3,936	44
* Telenav Inc.	4,858	44
* Oclaro Inc.	16,696	43
* Xcerra Corp.	5,595	43
PC Connection Inc.	1,721	43
* Digi International Inc.	4,234	42
* Multi-Fineline Electronix Inc.	1,649	41
* Kopin Corp.	11,764	41
* KEYW Holding Corp.	5,843	41
* Perficient Inc.	2,144	41
* Paycom Software Inc.	1,163	40
Bel Fuse Inc. Class B	1,787	40
* Seachange International Inc.	5,862	40
* Verint Systems Inc.	582	38
* Infoblox Inc.	1,396	36
NVE Corp.	502	36
* Procera Networks Inc.	3,073	35
Sapiens International Corp. NV	3,818	35
* Cascade Microtech Inc.	2,135	34
* MaxLinear Inc.	3,251	33
* Datalink Corp.	3,512	32
* Alpha & Omega Semiconductor Ltd.	3,856	32
Reis Inc.	1,384	30
* Bottomline Technologies de Inc.	1,132	30
* Nanometrics Inc.	1,904	30
* Bazaarvoice Inc.	5,169	30
* TeleCommunication Systems Inc. Class A	8,569	27
* TechTarget Inc.	2,956	27
* Finisar Corp.	1,156	25
* Global Eagle Entertainment Inc.	1,845	25
* Kemet Corp.	8,091	25
Electro Scientific Industries Inc.	4,364	24
* Agilysys Inc.	2,613	24
* Ultra Clean Holdings Inc.	3,592	23
* Intevac Inc.	4,261	23
* RealNetworks Inc.	4,085	23
ModusLink Global Solutions Inc.	6,592	23
* Millennial Media Inc.	13,441	22
Daktronics Inc.	1,987	21
Computer Task Group Inc.	2,686	20
* Covisint Corp.	6,690	18
TESSCO Technologies Inc.	934	17
* Tremor Video Inc.	6,327	17
* Viasystems Group Inc.	866	16
* YuMe Inc.	3,232	15
* HubSpot Inc.	290	15
* Extreme Networks Inc.	5,436	15
* Newport Corp.	775	15
* NeuStar Inc. Class A	471	13
* Rightside Group Ltd.	1,523	12
* Audience Inc.	2,500	12

* Model N Inc.	1,020	12
* Rubicon Technology Inc.	4,244	11
* Box Inc.	644	11
* Hortonworks Inc.	370	10
* New Relic Inc.	296	10
* Glu Mobile Inc.	1,474	10
* Cinedigm Corp. Class A	10,550	9
* Globant SA	314	8
* Demand Media Inc.	1,457	8
* KVH Industries Inc.	641	8
* Aerohive Networks Inc.	926	7
QAD Inc. Class A	230	6
* Silver Spring Networks Inc.	378	5
* Yodlee Inc.	354	5
* Workiva Inc.	371	5
* Connecture Inc.	342	4
* Zendesk Inc.	176	4
* Numerex Corp. Class A	462	4
* Q2 Holdings Inc.	154	4
* MobileIron Inc.	578	4
* Rubicon Project Inc.	122	2
* Varonis Systems Inc.	82	2
* Everyday Health Inc.	117	1
* OPOWER Inc.	120	1
* Borderfree Inc.	92	1
* A10 Networks Inc.	197	1
* Vringo Inc.	1,745	1
* Amber Road Inc.	138	1
* Five9 Inc.	190	1
* QuickLogic Corp.	580	1
* Revolution Lighting Technologies Inc.	335	—
		13,629
Utilities (7.5%)
* Dynegy Inc.	21,909	709
Cleco Corp.	10,726	582
IDACORP Inc.	8,939	532
WGL Holdings Inc.	9,223	531
Piedmont Natural Gas Co. Inc.	13,849	516
UIL Holdings Corp.	10,045	509
Portland General Electric Co.	13,892	486
New Jersey Resources Corp.	14,975	450
Southwest Gas Corp.	8,262	450
ALLETE Inc.	8,631	435
NorthWestern Corp.	8,336	434
Laclede Group Inc.	7,663	410
ONE Gas Inc.	9,235	409
Black Hills Corp.	7,929	379
PNM Resources Inc.	14,154	376
Avista Corp.	10,692	342
South Jersey Industries Inc.	11,720	309
El Paso Electric Co.	7,162	260
American States Water Co.	6,415	247
MGE Energy Inc.	6,160	239
Northwest Natural Gas Co.	4,821	216
California Water Service Group	8,484	203
^ Abengoa Yield plc	4,855	187
Empire District Electric Co.	7,659	179

	Otter Tail Corp.			6,472	175
*	Iridium Communications Inc.			14,476	150
*	Vonage Holdings Corp.			30,789	143
	Chesapeake Utilities Corp.			2,614	138
*	Globalstar Inc.			48,560	129
	NRG Yield Inc.			4,225	114
	Atlantic Tele-Network Inc.			1,685	113
	NRG Yield Inc. Class A			4,225	112
*	Cincinnati Bell Inc.			28,686	105
	West Corp.			3,278	100
*	8x8 Inc.			10,799	90
	Unitil Corp.			2,495	84
*	Premiere Global Services Inc.			7,382	75
	Ormat Technologies Inc.			1,955	73
	Connecticut Water Service Inc.			1,942	68
	SJW Corp.			2,235	67
	Spok Holdings Inc.			3,849	67
*	ORBCOMM Inc.			9,670	66
	Atlantic Power Corp.			21,517	63
	Middlesex Water Co.			2,904	63
	Consolidated Communications Holdings Inc.			2,706	56
*	Hawaiian Telcom Holdco Inc.			1,886	48
*	Intelsat SA			3,623	39
*	Boingo Wireless Inc.			4,099	37
	Artesian Resources Corp. Class A			1,383	29
*	Pendrell Corp.			29,257	29
	Shenandoah Telecommunications Co.			636	20
	York Water Co.			871	19
*	FairPoint Communications Inc.			839	17
	NTELOS Holdings Corp.			1,693	15
*	inContact Inc.			1,048	10
	Lumos Networks Corp.			520	7
	Spark Energy Inc. Class A			464	6
	IDT Corp. Class B			306	6
*	magicJack VocalTec Ltd.			225	2
					11,725
Total Common Stocks (Cost $157,839)					154,773
		Coupon
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.8%)
[3,4] Vanguard Market Liquidity Fund		0.136%		1,244,481	1,244

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Freddie Mac Discount Notes		0.125%	10/30/15	100	100
Total Temporary Cash Investments (Cost $1,344)					1,344
Total Investments (100.1%) (Cost $159,183)					156,117
Other Assets and Liabilities-Net (-0.1%)[4]					(175)
Net Assets (100%)					155,942

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $373,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $434,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	154,754	—	19
Temporary Cash Investments	1,244	100	—
Futures Contracts—Liabilities[1]	(7)	—	—
Total	155,991	100	19
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be

Russell 2000 Value Index Fund

priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)
E-mini Russell 2000 Index	June 2015	8	995	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2015, the cost of investment securities for tax purposes was $159,197,000. Net unrealized depreciation of investment securities for tax purposes was $3,080,000, consisting of unrealized gains of $11,720,000 on securities that had risen in value since their purchase and $14,800,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Growth Index Fund

Schedule of Investments
As of May 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (16.2%)
Vail Resorts Inc.	12,395	1,286
* Tenneco Inc.	20,878	1,226
Jack in the Box Inc.	12,807	1,112
* Skechers U.S.A. Inc. Class A	9,933	1,052
Pool Corp.	15,487	1,026
Wolverine World Wide Inc.	34,815	1,023
* Buffalo Wild Wings Inc.	6,490	991
* Restoration Hardware Holdings Inc.	10,707	974
* Cimpress NV	11,430	941
Sotheby's	20,926	938
Cheesecake Factory Inc.	17,158	885
Cracker Barrel Old Country Store Inc.	6,145	867
Texas Roadhouse Inc. Class A	23,952	839
Lithia Motors Inc. Class A	7,844	835
Brunswick Corp.	15,930	813
* Asbury Automotive Group Inc.	9,466	806
HSN Inc.	11,409	766
Men's Wearhouse Inc.	13,123	761
* Pinnacle Entertainment Inc.	20,488	757
* Steven Madden Ltd.	20,031	757
* ANN Inc.	16,058	751
* G-III Apparel Group Ltd.	13,195	750
Papa John's International Inc.	10,499	721
Sinclair Broadcast Group Inc. Class A	23,548	707
* Grand Canyon Education Inc.	15,996	683
Hillenbrand Inc.	21,537	662
Monro Muffler Brake Inc.	10,806	638
Dana Holding Corp.	28,930	630
* Gentherm Inc.	12,097	620
* Five Below Inc.	18,610	619
Nexstar Broadcasting Group Inc. Class A	10,501	597
Bloomin' Brands Inc.	26,470	595
* American Axle & Manufacturing Holdings Inc.	23,153	581
* Select Comfort Corp.	18,573	579
* Bright Horizons Family Solutions Inc.	9,863	549
PriceSmart Inc.	6,406	522
Drew Industries Inc.	8,085	496
Outerwall Inc.	6,473	496
* Burlington Stores Inc.	8,758	462
* Popeyes Louisiana Kitchen Inc.	8,093	450
* Dorman Products Inc.	9,248	432
* Fiesta Restaurant Group Inc.	9,167	427
* LifeLock Inc.	27,545	419
* Hibbett Sports Inc.	8,863	413
Pier 1 Imports Inc.	32,352	411
Buckle Inc.	9,650	411
* Red Robin Gourmet Burgers Inc.	4,890	408
La-Z-Boy Inc.	15,260	405
Sonic Corp.	13,057	394

*	Krispy Kreme Doughnuts Inc.	22,295	388
	Oxford Industries Inc.	4,974	377
*	Diamond Resorts International Inc.	12,106	377
	Churchill Downs Inc.	3,012	376
*	Shutterfly Inc.	8,029	373
	Sturm Ruger & Co. Inc.	6,623	356
	Columbia Sportswear Co.	6,344	356
*	Conn's Inc.	9,477	351
*	Gray Television Inc.	20,990	335
*	Tumi Holdings Inc.	17,333	335
*	Shutterstock Inc.	5,206	333
*	Helen of Troy Ltd.	3,709	325
	KB Home	21,069	311
*	Mattress Firm Holding Corp.	5,159	305
*	Boyd Gaming Corp.	21,229	304
*	Stamps.com Inc.	4,444	299
*	Constant Contact Inc.	10,742	293
*	Universal Electronics Inc.	5,445	282
*	Smith & Wesson Holding Corp.	18,720	275
	Interval Leisure Group Inc.	10,411	271
	Libbey Inc.	6,857	271
*	La Quinta Holdings Inc.	10,714	266
*	Meritor Inc.	17,805	255
*	Carmike Cinemas Inc.	8,280	230
*	Francesca's Holdings Corp.	14,447	226
	Nutrisystem Inc.	9,859	224
*	Caleres Inc.	7,217	223
*	Cavco Industries Inc.	3,012	218
	DineEquity Inc.	2,222	217
*	American Woodmark Corp.	4,213	216
*	Rentrak Corp.	3,093	210
*	Vitamin Shoppe Inc.	5,281	210
*	Denny's Corp.	19,983	208
*	HealthStream Inc.	7,212	205
	Winnebago Industries Inc.	9,321	203
	Capella Education Co.	3,715	198
*	Tower International Inc.	7,075	195
*	Lumber Liquidators Holdings Inc.	9,338	190
*	Motorcar Parts of America Inc.	6,179	178
*	RealD Inc.	13,815	174
	ClubCorp Holdings Inc.	7,577	172
*	Strayer Education Inc.	3,749	172
*	Scientific Games Corp. Class A	11,150	170
*	Zumiez Inc.	5,597	167
*	Tuesday Morning Corp.	12,208	157
*	Del Frisco's Restaurant Group Inc.	8,113	151
*	XO Group Inc.	9,277	151
*	Chuy's Holdings Inc.	5,701	148
*	Iconix Brand Group Inc.	5,693	147
	World Wrestling Entertainment Inc. Class A	10,270	147
	Standard Motor Products Inc.	4,062	143
*	Nautilus Inc.	6,666	141
*	American Public Education Inc.	5,624	136
*,^ Shake Shack Inc. Class A		1,562	129
	Entravision Communications Corp. Class A	18,929	128
	Group 1 Automotive Inc.	1,544	127
*	Tile Shop Holdings Inc.	9,742	121

*	TiVo Inc.	11,275	119
	Ruth's Hospitality Group Inc.	7,995	118
*	Blue Nile Inc.	4,207	116
*,^ Container Store Group Inc.		5,831	107
	Finish Line Inc. Class A	4,059	106
*	Vera Bradley Inc.	7,508	102
*	Angie's List Inc.	15,253	96
*	Jamba Inc.	5,788	89
*	Orbitz Worldwide Inc.	7,846	88
*	Stoneridge Inc.	7,304	87
*	Overstock.com Inc.	3,912	85
*	BJ's Restaurants Inc.	1,773	81
*	Cumulus Media Inc. Class A	33,501	79
*	Kirkland's Inc.	2,881	76
	MDC Partners Inc. Class A	3,535	75
	Movado Group Inc.	2,781	73
	National CineMedia Inc.	4,453	71
*	Potbelly Corp.	5,014	70
*	Christopher & Banks Corp.	12,224	70
*	Beazer Homes USA Inc.	3,811	70
	Travelport Worldwide Ltd.	4,473	68
*	K12 Inc.	4,883	67
	Cooper Tire & Rubber Co.	1,818	67
*	TRI Pointe Homes Inc.	4,574	66
	Strattec Security Corp.	916	63
*	Bravo Brio Restaurant Group Inc.	4,696	63
*	Vince Holding Corp.	3,924	62
*	Sequential Brands Group Inc.	4,457	62
*	Zoe's Kitchen Inc.	1,958	62
*	Fox Factory Holding Corp.	3,749	61
	Winmark Corp.	649	60
*	Malibu Boats Inc. Class A	2,808	59
*	Wayfair Inc.	1,900	57
*	Dave & Buster's Entertainment Inc.	1,779	56
*	Life Time Fitness Inc.	776	56
*	Coupons.com Inc.	4,446	56
*	Noodles & Co. Class A	3,788	55
*	Eros International plc	2,715	54
	Marchex Inc. Class B	11,020	54
*	Habit Restaurants Inc. Class A	1,513	53
	Cato Corp. Class A	1,380	51
*	Crocs Inc.	3,409	51
	Arctic Cat Inc.	1,515	50
	Collectors Universe Inc.	2,316	50
*	Build-A-Bear Workshop Inc.	3,007	48
*	Weight Watchers International Inc.	8,779	48
*	Genesco Inc.	708	47
*,^ El Pollo Loco Holdings Inc.		2,182	45
	Metaldyne Performance Group Inc.	2,309	44
	Nathan's Famous Inc.	1,110	43
*	Martha Stewart Living Omnimedia Inc. Class A	7,983	42
*	Crown Media Holdings Inc. Class A	10,036	41
*	Franklin Covey Co.	2,008	40
*	2U Inc.	1,445	40
*	Quiksilver Inc.	28,071	38
*	Revlon Inc. Class A	956	35
*	Papa Murphy's Holdings Inc.	1,932	33

* Famous Dave's of America Inc.	1,582	33
* Express Inc.	1,773	31
Liberty Tax Inc.	1,282	30
* Radio One Inc.	7,981	28
Marine Products Corp.	3,779	23
* America's Car-Mart Inc.	434	23
* Townsquare Media Inc. Class A	1,755	23
* Pacific Sunwear of California Inc.	14,382	22
* Caesars Entertainment Corp.	2,363	22
* Morgans Hotel Group Co.	3,190	22
* Boot Barn Holdings Inc.	868	21
Carriage Services Inc. Class A	833	21
* LGI Homes Inc.	1,017	19
* FTD Cos. Inc.	686	19
Remy International Inc.	755	17
* EVINE Live Inc.	4,816	16
* Cenveo Inc.	6,356	16
* Cooper-Standard Holding Inc.	247	15
* Central Garden & Pet Co. Class A	1,561	15
* William Lyon Homes Class A	671	15
* Care.com Inc.	2,460	15
Escalade Inc.	656	12
Inter Parfums Inc.	356	12
* Ignite Restaurant Group Inc.	2,907	11
* New York & Co. Inc.	4,231	11
* Sportsman's Warehouse Holdings Inc.	1,106	11
* Destination XL Group Inc.	1,840	9
Saga Communications Inc. Class A	225	9
* TubeMogul Inc.	419	7
* ReachLocal Inc.	2,452	7
Destination Maternity Corp.	576	6
* hhgregg Inc.	1,390	5
* Century Communities Inc.	163	3
* Speed Commerce Inc.	13,174	3
* ITT Educational Services Inc.	563	2
		52,208
Consumer Staples (3.2%)
Casey's General Stores Inc.	13,206	1,151
* United Natural Foods Inc.	17,018	1,141
* Boston Beer Co. Inc. Class A	2,850	752
Cal-Maine Foods Inc.	10,620	602
B&G Foods Inc.	18,846	583
Sanderson Farms Inc.	6,766	552
J&J Snack Foods Corp.	5,097	549
* TreeHouse Foods Inc.	7,473	533
* Fresh Market Inc.	14,653	465
WD-40 Co.	5,125	432
Andersons Inc.	8,927	396
Vector Group Ltd.	16,144	357
Lancaster Colony Corp.	3,969	354
* USANA Health Sciences Inc.	1,950	250
Calavo Growers Inc.	4,926	249
* Diamond Foods Inc.	7,449	212
Tootsie Roll Industries Inc.	6,034	185
* Boulder Brands Inc.	19,362	179
Coca-Cola Bottling Co. Consolidated	1,472	167
* Medifast Inc.	4,154	134

*	Diplomat Pharmacy Inc.	3,134	121
	PetMed Express Inc.	7,032	117
*	Chefs' Warehouse Inc.	5,113	96
	Limoneira Co.	3,769	82
*	National Beverage Corp.	3,842	80
*	Natural Grocers by Vitamin Cottage Inc.	3,014	73
*	Farmer Bros Co.	2,507	62
	Orchids Paper Products Co.	2,628	59
*	Inventure Foods Inc.	5,137	49
*	Freshpet Inc.	2,207	44
	Core-Mark Holding Co. Inc.	812	44
*	Smart & Final Stores Inc.	2,385	40
*	Synutra International Inc.	4,966	33
*	Craft Brew Alliance Inc.	3,049	33
	Liberator Medical Holdings Inc.	10,981	29
*	Fairway Group Holdings Corp.	6,128	28
*	Lifeway Foods Inc.	1,539	27
*	Seaboard Corp.	6	21
*	22nd Century Group Inc.	16,351	17
*	Female Health Co.	5,614	13
	Alico Inc.	63	3
			10,314
Energy (3.2%)
*	Diamondback Energy Inc.	16,340	1,271
	SemGroup Corp. Class A	14,614	1,150
*	Carrizo Oil & Gas Inc.	17,630	884
	Western Refining Inc.	17,014	748
*	Matador Resources Co.	15,312	422
	Delek US Holdings Inc.	10,582	401
	Green Plains Inc.	10,830	356
*	Synergy Resources Corp.	27,752	319
*	Parsley Energy Inc. Class A	18,201	318
	CARBO Ceramics Inc.	6,784	289
*	Bonanza Creek Energy Inc.	13,474	280
	SunCoke Energy Inc.	15,836	258
*	Flotek Industries Inc.	18,407	212
*	C&J Energy Services Ltd.	13,408	202
*	Forum Energy Technologies Inc.	7,626	158
*	Matrix Service Co.	9,075	153
*	RigNet Inc.	4,114	146
	TerraForm Power Inc. Class A	3,604	145
*	Magnum Hunter Resources Corp.	68,762	126
*	REX American Resources Corp.	1,753	112
*	Pioneer Energy Services Corp.	15,679	110
*	Sanchez Energy Corp.	10,596	107
*	Clayton Williams Energy Inc.	2,041	105
*,^ Clean Energy Fuels Corp.		13,493	101
*	FuelCell Energy Inc.	80,025	98
	Panhandle Oil and Gas Inc. Class A	4,761	96
*	Basic Energy Services Inc.	10,722	93
*	Abraxas Petroleum Corp.	31,726	93
*	Trecora Resources	6,063	83
*	Rex Energy Corp.	16,541	83
*,^ Solazyme Inc.		25,567	81
*	Ring Energy Inc.	6,778	78
*	Rosetta Resources Inc.	3,241	76
*	Gastar Exploration Inc.	22,996	70

* RSP Permian Inc.	2,425	69
* Triangle Petroleum Corp.	12,646	65
* PDC Energy Inc.	993	59
* Enphase Energy Inc.	6,123	58
* Jones Energy Inc. Class A	4,795	47
* Capstone Turbine Corp.	110,490	46
Evolution Petroleum Corp.	6,585	45
Alon USA Energy Inc.	2,491	44
* Goodrich Petroleum Corp.	15,499	43
* Vivint Solar Inc.	2,745	40
* Approach Resources Inc.	5,601	39
* Isramco Inc.	300	37
* PetroQuest Energy Inc.	17,741	31
EXCO Resources Inc.	19,464	30
* Eclipse Resources Corp.	4,465	28
* Willbros Group Inc.	14,033	26
* FMSA Holdings Inc.	2,911	26
Nordic American Offshore Ltd.	2,812	26
W&T Offshore Inc.	4,489	24
* EnerNOC Inc.	2,287	22
* TransAtlantic Petroleum Ltd.	3,966	22
Gulf Island Fabrication Inc.	1,862	21
* FX Energy Inc.	18,551	17
Tesco Corp.	987	12
* Geospace Technologies Corp.	557	11
* ION Geophysical Corp.	7,807	11
* Glori Energy Inc.	4,242	9
* Independence Contract Drilling Inc.	1,149	8
North Atlantic Drilling Ltd.	5,972	8
* Pacific Ethanol Inc.	682	8
* Profire Energy Inc.	4,837	7
Walter Energy Inc.	5,116	2
Adams Resources & Energy Inc.	36	2
* Miller Energy Resources Inc.	633	—
		10,167
Financial Services (9.7%)
* WEX Inc.	13,289	1,507
Bank of the Ozarks Inc.	27,303	1,201
MarketAxess Holdings Inc.	12,944	1,145
* Euronet Worldwide Inc.	17,493	1,046
Sun Communities Inc.	16,481	1,040
* PRA Group Inc.	17,189	976
Fair Isaac Corp.	11,040	968
Sovran Self Storage Inc.	10,598	967
National Health Investors Inc.	12,879	852
* Strategic Hotels & Resorts Inc.	70,362	850
WisdomTree Investments Inc.	36,909	788
Advent Software Inc.	17,692	774
Financial Engines Inc.	17,643	757
Heartland Payment Systems Inc.	12,290	657
* Blackhawk Network Holdings Inc.	18,038	621
Evercore Partners Inc. Class A	11,318	577
Empire State Realty Trust Inc.	31,356	567
* Cardtronics Inc.	15,223	556
EastGroup Properties Inc.	9,726	541
* MGIC Investment Corp.	48,193	523
Home BancShares Inc.	14,952	510

* Credit Acceptance Corp.	2,205	508
Potlatch Corp.	13,890	504
Sabra Health Care REIT Inc.	18,995	503
EVERTEC Inc.	22,476	500
* BofI Holding Inc.	5,159	486
* First Cash Financial Services Inc.	9,908	462
HFF Inc. Class A	11,227	452
AmTrust Financial Services Inc.	7,381	444
* Western Alliance Bancorp	13,788	432
Ryman Hospitality Properties Inc.	7,626	420
* Essent Group Ltd.	15,243	389
Greenhill & Co. Inc.	9,675	377
First Financial Bankshares Inc.	12,054	363
CoreSite Realty Corp.	7,186	339
* St. Joe Co.	20,115	320
* Texas Capital Bancshares Inc.	5,562	303
Virtus Investment Partners Inc.	2,420	301
* Eagle Bancorp Inc.	7,442	296
Alexander's Inc.	676	273
Universal Insurance Holdings Inc.	10,090	258
Cohen & Steers Inc.	6,678	250
PS Business Parks Inc.	3,380	247
* Encore Capital Group Inc.	5,983	238
Radian Group Inc.	13,101	235
DuPont Fabros Technology Inc.	6,918	223
* World Acceptance Corp.	2,684	219
* Xoom Corp.	10,717	202
Universal Health Realty Income Trust	4,141	198
Cass Information Systems Inc.	3,945	197
Diamond Hill Investment Group Inc.	981	188
QTS Realty Trust Inc. Class A	4,967	185
Investors Bancorp Inc.	14,622	176
BGC Partners Inc. Class A	16,502	156
* HRG Group Inc.	11,884	156
GAMCO Investors Inc.	2,194	151
Saul Centers Inc.	2,907	146
Westwood Holdings Group Inc.	2,520	143
Employers Holdings Inc.	6,243	141
* Marcus & Millichap Inc.	2,793	131
* Altisource Portfolio Solutions SA	4,627	127
CareTrust REIT Inc.	9,115	119
Urstadt Biddle Properties Inc. Class A	5,890	119
* Ladenburg Thalmann Financial Services Inc.	34,461	113
Federated National Holding Co.	4,336	111
American Assets Trust Inc.	2,633	104
Infinity Property & Casualty Corp.	1,412	102
OM Asset Management plc	4,660	91
HCI Group Inc.	2,043	88
* Meridian Bancorp Inc.	6,836	88
* eHealth Inc.	5,960	78
United Insurance Holdings Corp.	5,243	76
* Atlas Financial Holdings Inc.	3,605	68
* Altisource Asset Management Corp.	388	66
* LendingTree Inc.	978	58
Kennedy-Wilson Holdings Inc.	2,082	53
Independent Bank Group Inc.	1,313	53
* Heritage Insurance Holdings Inc.	2,398	50

*	PennyMac Financial Services Inc. Class A	2,679	50
*	INTL. FCStone Inc.	1,163	41
	LegacyTexas Financial Group Inc.	1,461	38
	Pzena Investment Management Inc. Class A	3,847	34
	InfraREIT Inc.	1,111	34
	United Financial Bancorp Inc.	2,541	32
	Silvercrest Asset Management Group Inc. Class A	2,000	26
	Maiden Holdings Ltd.	1,834	26
	RCS Capital Corp. Class A	3,173	25
	Consolidated-Tomoka Land Co.	429	24
	State National Cos. Inc.	2,180	23
	Crawford & Co. Class B	2,661	19
*	Square 1 Financial Inc. Class A	731	19
	Easterly Government Properties Inc.	1,086	17
	James River Group Holdings Ltd.	658	15
*	Higher One Holdings Inc.	4,948	14
	Medley Management Inc. Class A	1,151	13
*	Forestar Group Inc.	979	13
	Fifth Street Asset Management Inc.	1,151	11
	National Interstate Corp.	441	11
*	On Deck Capital Inc.	724	11
	Cardinal Financial Corp.	508	10
	Moelis & Co. Class A	266	8
	UMH Properties Inc.	712	7
*	Tejon Ranch Co.	279	7
	Kearny Financial Corp.	590	6
*	Stonegate Mortgage Corp.	641	6
	ServisFirst Bancshares Inc.	102	4
*	CommunityOne Bancorp	229	2
	CIFC Corp.	100	1
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	617	—
			31,046
Health Care (25.7%)
*	Isis Pharmaceuticals Inc.	40,320	2,714
*	DexCom Inc.	25,691	1,843
*	Synageva BioPharma Corp.	7,960	1,699
*	Puma Biotechnology Inc.	8,438	1,649
*	Bluebird Bio Inc.	8,467	1,645
*	Team Health Holdings Inc.	24,086	1,409
	STERIS Corp.	20,263	1,354
*	Cepheid	23,910	1,319
	West Pharmaceutical Services Inc.	24,234	1,312
*	Dyax Corp.	49,783	1,311
*	PAREXEL International Corp.	19,504	1,296
*	Neurocrine Biosciences Inc.	28,961	1,270
*	Receptos Inc.	7,524	1,241
*,^ OPKO Health Inc.		67,619	1,195
*	Acadia Healthcare Co. Inc.	15,924	1,181
*	Medidata Solutions Inc.	18,571	1,077
*	ACADIA Pharmaceuticals Inc.	24,916	1,027
	HealthSouth Corp.	22,988	992
*	Akorn Inc.	21,413	983
*	Pacira Pharmaceuticals Inc.	12,244	958
*	Celldex Therapeutics Inc.	30,494	880
*	Thoratec Corp.	18,453	838
*	Novavax Inc.	92,053	828
*	Horizon Pharma plc	25,395	824

*,^ Exact Sciences Corp.		30,377	820
*	ABIOMED Inc.	13,713	819
*	Clovis Oncology Inc.	8,482	784
*	Prestige Brands Holdings Inc.	17,811	782
*	Molina Healthcare Inc.	10,326	751
	Chemed Corp.	5,998	745
*	NuVasive Inc.	13,344	675
*	Portola Pharmaceuticals Inc. Class A	15,735	658
*	Halozyme Therapeutics Inc.	35,386	614
*	Agios Pharmaceuticals Inc.	5,009	611
*	WebMD Health Corp.	13,287	610
*	Ligand Pharmaceuticals Inc.	6,723	592
*	Cyberonics Inc.	9,183	588
*	Neogen Corp.	12,548	586
*	Globus Medical Inc.	22,510	584
*	Ironwood Pharmaceuticals Inc. Class A	40,895	577
*	Medicines Co.	20,204	573
*	Air Methods Corp.	13,426	566
*	Intrexon Corp.	12,942	545
	Cantel Medical Corp.	11,566	539
*	Masimo Corp.	15,295	537
*	Insulet Corp.	18,964	536
*	ARIAD Pharmaceuticals Inc.	56,411	518
*	ExamWorks Group Inc.	12,598	515
*	HMS Holdings Corp.	30,002	511
*	Lannett Co. Inc.	8,801	490
*	Catalent Inc.	15,054	481
*	Omnicell Inc.	12,527	463
*	Insmed Inc.	21,091	463
^	Theravance Inc.	26,612	450
*	Tetraphase Pharmaceuticals Inc.	10,477	449
*	Repligen Corp.	10,998	448
*	Acorda Therapeutics Inc.	14,252	434
*	Chimerix Inc.	10,337	433
*	Natus Medical Inc.	10,999	430
*	TESARO Inc.	7,299	429
*	HeartWare International Inc.	5,813	429
*	PTC Therapeutics Inc.	7,293	424
*	AMAG Pharmaceuticals Inc.	6,028	419
*	Cambrex Corp.	10,479	419
*	Depomed Inc.	19,845	414
	Select Medical Holdings Corp.	25,275	413
*	MedAssets Inc.	19,660	410
	Abaxis Inc.	7,685	408
*,^ MannKind Corp.		77,886	403
*	Merrimack Pharmaceuticals Inc.	33,788	399
*	Endologix Inc.	23,163	387
*	Cempra Inc.	10,244	376
*	Momenta Pharmaceuticals Inc.	18,522	368
	PDL BioPharma Inc.	54,960	367
*,^ Keryx Biopharmaceuticals Inc.		34,612	360
*	Sarepta Therapeutics Inc.	14,038	360
*	Spectranetics Corp.	14,229	353
*	NxStage Medical Inc.	21,018	341
*	KYTHERA Biopharmaceuticals Inc.	6,725	339
*	Raptor Pharmaceutical Corp.	27,470	338
	Ensign Group Inc.	7,168	332

*	MiMedx Group Inc.	31,862	330
*	Arena Pharmaceuticals Inc.	82,586	324
*	Retrophin Inc.	9,481	300
*,^ ZIOPHARM Oncology Inc.		31,079	295
*	Array BioPharma Inc.	38,485	294
*	Anacor Pharmaceuticals Inc.	4,115	293
*	NewLink Genetics Corp.	6,755	291
*	TherapeuticsMD Inc.	40,864	289
*	Sangamo BioSciences Inc.	23,257	285
*	Nektar Therapeutics	24,489	282
*	Zeltiq Aesthetics Inc.	9,948	273
	Quality Systems Inc.	17,165	272
*	ImmunoGen Inc.	29,500	265
*	Cardiovascular Systems Inc.	9,464	265
*	Relypsa Inc.	7,123	262
*	Bio-Reference Laboratories Inc.	7,773	258
	Meridian Bioscience Inc.	14,160	258
*	Capital Senior Living Corp.	9,907	255
*	Esperion Therapeutics Inc.	2,309	248
*	Omeros Corp.	12,081	240
*	Ophthotech Corp.	4,794	240
*	Integra LifeSciences Holdings Corp.	3,495	235
*	Ultragenyx Pharmaceutical Inc.	2,654	231
*	LDR Holding Corp.	5,659	229
*	Fluidigm Corp.	9,603	227
*	MacroGenics Inc.	6,815	220
*	Wright Medical Group Inc.	8,009	219
*	Impax Laboratories Inc.	4,664	219
*	Luminex Corp.	12,857	216
*	Infinity Pharmaceuticals Inc.	16,514	214
*	BioCryst Pharmaceuticals Inc.	18,972	213
*	Exelixis Inc.	67,188	212
*	Quidel Corp.	9,726	211
	US Physical Therapy Inc.	4,191	209
*	Amsurg Corp.	3,094	208
*	Orexigen Therapeutics Inc.	41,934	205
*	Insys Therapeutics Inc.	3,431	204
	Computer Programs & Systems Inc.	3,820	200
*	Aegerion Pharmaceuticals Inc.	10,089	197
*	PRA Health Sciences Inc.	5,867	196
*	Vascular Solutions Inc.	5,879	192
*	Providence Service Corp.	3,969	191
*	Acceleron Pharma Inc.	5,586	188
	Atrion Corp.	494	185
*	Inovio Pharmaceuticals Inc.	21,874	184
*	Intra-Cellular Therapies Inc.	6,881	181
*	Five Prime Therapeutics Inc.	7,022	180
*	Spark Therapeutics Inc.	2,435	179
	Phibro Animal Health Corp. Class A	5,052	175
*,^ Accelerate Diagnostics Inc.		7,757	173
*	Foundation Medicine Inc.	4,771	171
*	IPC Healthcare Inc.	3,408	168
*	Kite Pharma Inc.	3,027	167
*	Anika Therapeutics Inc.	4,919	166
*	Cerus Corp.	32,871	164
*	Accuray Inc.	26,360	162
*	AtriCure Inc.	7,001	161

*	TG Therapeutics Inc.	10,032	158
*	Supernus Pharmaceuticals Inc.	11,076	157
*	Surgical Care Affiliates Inc.	4,117	156
*	Heron Therapeutics Inc.	7,893	156
*	Genomic Health Inc.	5,696	154
*	Alder Biopharmaceuticals Inc.	3,482	148
*	Enanta Pharmaceuticals Inc.	3,582	146
*	Synergy Pharmaceuticals Inc.	33,700	145
*	ZS Pharma Inc.	2,437	143
*	Sage Therapeutics Inc.	1,896	142
*	Agenus Inc.	17,239	141
*	Karyopharm Therapeutics Inc.	5,138	138
*	CorVel Corp.	3,838	138
*	Sequenom Inc.	40,271	135
*	Sagent Pharmaceuticals Inc.	6,036	135
*	Radius Health Inc.	2,754	133
*	Aratana Therapeutics Inc.	9,761	132
*	GenMark Diagnostics Inc.	14,269	131
*,^ Northwest Biotherapeutics Inc.		15,086	127
*	STAAR Surgical Co.	12,964	121
*	BioDelivery Sciences International Inc.	14,199	121
*	ANI Pharmaceuticals Inc.	2,371	119
*	Pacific Biosciences of California Inc.	20,997	118
*	Xencor Inc.	6,465	117
*	Vanda Pharmaceuticals Inc.	11,621	117
*	Nevro Corp.	2,293	117
*,^ Arrowhead Research Corp.		18,492	116
	Landauer Inc.	3,320	113
*	Corcept Therapeutics Inc.	18,163	111
*	Oncothyreon Inc.	32,414	111
*	OncoMed Pharmaceuticals Inc.	4,394	109
*	Merge Healthcare Inc.	23,902	109
*,^ Organovo Holdings Inc.		21,644	108
*	Mirati Therapeutics Inc.	2,954	108
*	Osiris Therapeutics Inc.	5,812	108
*	Prothena Corp. plc	2,735	108
*	Theravance Biopharma Inc.	7,628	106
*	Idera Pharmaceuticals Inc.	27,005	104
*	Immunomedics Inc.	26,540	102
*	Epizyme Inc.	5,400	102
*	Antares Pharma Inc.	47,600	101
*	CTI BioPharma Corp.	51,919	101
*	SciClone Pharmaceuticals Inc.	10,696	99
*	Sucampo Pharmaceuticals Inc. Class A	5,992	97
*	WellCare Health Plans Inc.	1,123	96
*	Cynosure Inc. Class A	2,581	92
*	XOMA Corp.	26,050	92
*	INC Research Holdings Inc. Class A	2,570	89
*	Atara Biotherapeutics Inc.	2,090	89
*	Unilife Corp.	35,482	87
*	Healthways Inc.	5,692	86
*	Peregrine Pharmaceuticals Inc.	60,981	86
*	K2M Group Holdings Inc.	3,232	84
*	Avalanche Biotechnologies Inc.	2,262	84
*	BioTime Inc.	17,462	82
*	Achillion Pharmaceuticals Inc.	8,202	81
*	Galena Biopharma Inc.	51,614	81

* VIVUS Inc.	31,601	80
* Zafgen Inc.	2,436	79
* Oxford Immunotec Global plc	5,735	79
* Affymetrix Inc.	6,559	77
* Adeptus Health Inc. Class A	1,096	77
* Regulus Therapeutics Inc.	5,384	76
* Lexicon Pharmaceuticals Inc.	10,767	76
* Endocyte Inc.	12,427	75
* Threshold Pharmaceuticals Inc.	19,128	74
* IGI Laboratories Inc.	11,121	72
* Pernix Therapeutics Holdings Inc.	11,227	72
* Zogenix Inc.	41,229	70
Utah Medical Products Inc.	1,276	70
* Stemline Therapeutics Inc.	4,978	69
* RadNet Inc.	10,374	68
* Inogen Inc.	1,732	65
* BioSpecifics Technologies Corp.	1,345	64
* Bellicum Pharmaceuticals Inc.	2,558	63
Kindred Healthcare Inc.	2,730	63
* Haemonetics Corp.	1,503	62
* POZEN Inc.	9,170	59
* Repros Therapeutics Inc.	8,192	59
* Otonomy Inc.	2,353	58
* Civitas Solutions Inc.	2,600	58
* Synta Pharmaceuticals Corp.	26,871	58
* Coherus Biosciences Inc.	2,284	56
* BioTelemetry Inc.	5,304	51
* Navidea Biopharmaceuticals Inc.	39,886	50
* FibroGen Inc.	2,734	50
* NanoString Technologies Inc.	3,371	47
* Revance Therapeutics Inc.	1,831	47
* Immune Design Corp.	2,139	47
* Sunesis Pharmaceuticals Inc.	19,221	46
* Tandem Diabetes Care Inc.	3,741	45
* Versartis Inc.	2,814	44
* Emergent Biosolutions Inc.	1,358	43
* Ocular Therapeutix Inc.	1,738	42
* Amphastar Pharmaceuticals Inc.	2,736	42
* Vital Therapies Inc.	1,927	42
* AAC Holdings Inc.	1,069	42
* Flexion Therapeutics Inc.	2,016	40
* Aerie Pharmaceuticals Inc.	3,540	39
* Applied Genetic Technologies Corp.	1,937	39
* Alimera Sciences Inc.	8,801	37
* Neuralstem Inc.	24,131	37
National Research Corp. Class A	2,507	35
* Dermira Inc.	2,289	34
* Ampio Pharmaceuticals Inc.	14,196	34
* HealthEquity Inc.	1,285	34
* Actinium Pharmaceuticals Inc.	8,639	34
* Spectrum Pharmaceuticals Inc.	5,238	33
* Progenics Pharmaceuticals Inc.	5,712	32
* Castlight Health Inc. Class B	3,576	31
* Enzo Biochem Inc.	12,356	30
* Bio-Path Holdings Inc.	24,625	30
* T2 Biosystems Inc.	1,751	29
* Akebia Therapeutics Inc.	3,735	29

* Flex Pharma Inc.	1,634	29
* AcelRx Pharmaceuticals Inc.	8,317	29
* Intersect ENT Inc.	1,163	28
* Invitae Corp.	2,210	28
* Veracyte Inc.	2,467	26
* Sientra Inc.	1,132	26
* Pain Therapeutics Inc.	12,766	25
* Entellus Medical Inc.	1,076	25
* Genesis Healthcare Inc.	3,881	25
* CytRx Corp.	5,992	25
* Calithera Biosciences Inc.	2,345	25
* Vitae Pharmaceuticals Inc.	1,929	24
* Kindred Biosciences Inc.	3,624	23
* NanoViricides Inc.	14,871	23
* Rockwell Medical Inc.	1,998	22
* Genocea Biosciences Inc.	2,049	22
* Dicerna Pharmaceuticals Inc.	1,305	22
* Imprivata Inc.	1,265	20
* Tokai Pharmaceuticals Inc.	1,733	20
* Ohr Pharmaceutical Inc.	7,057	19
* Cara Therapeutics Inc.	2,000	19
* Cytori Therapeutics Inc.	27,458	18
* SurModics Inc.	691	17
* Ardelyx Inc.	1,519	17
* Galectin Therapeutics Inc.	6,277	16
* Adamas Pharmaceuticals Inc.	830	15
* XenoPort Inc.	2,450	15
* Achaogen Inc.	2,447	14
* TriVascular Technologies Inc.	2,568	14
National Research Corp. Class B	425	14
* Loxo Oncology Inc.	1,018	13
* Egalet Corp.	1,254	12
* Second Sight Medical Products Inc.	792	11
* Verastem Inc.	1,285	11
* OraSure Technologies Inc.	1,492	9
* NeoStem Inc.	4,196	9
* Alliance HealthCare Services Inc.	459	8
* Tobira Therapeutics Inc.	523	7
* Addus HomeCare Corp.	169	5
* Eleven Biotherapeutics Inc.	1,649	5
* Roka Bioscience Inc.	1,411	4
* Accretive Health Inc.	681	4
* TransEnterix Inc.	797	4
		82,709
Materials & Processing (7.2%)
Graphic Packaging Holding Co.	112,115	1,596
Belden Inc.	14,952	1,262
PolyOne Corp.	30,554	1,188
Watsco Inc.	8,867	1,117
* Polypore International Inc.	15,483	928
KapStone Paper and Packaging Corp.	29,066	783
HB Fuller Co.	17,180	723
* Rexnord Corp.	25,765	660
* Chemtura Corp.	23,152	643
Balchem Corp.	10,409	588
* Berry Plastics Group Inc.	17,417	583
* Trex Co. Inc.	11,497	582

US Silica Holdings Inc.	18,435	569
* RBC Bearings Inc.	7,955	557
* Stillwater Mining Co.	38,416	557
Mueller Water Products Inc. Class A	54,524	503
Interface Inc. Class A	22,748	490
* Boise Cascade Co.	13,485	478
* Headwaters Inc.	25,134	477
Worthington Industries Inc.	16,623	452
Mueller Industries Inc.	12,648	441
Globe Specialty Metals Inc.	21,847	422
* Clearwater Paper Corp.	6,541	393
Calgon Carbon Corp.	18,233	378
* Ferro Corp.	24,543	372
AAON Inc.	14,457	342
* Cabot Microelectronics Corp.	6,907	319
Apogee Enterprises Inc.	5,922	318
Quaker Chemical Corp.	3,165	270
* Nortek Inc.	3,110	257
Deltic Timber Corp.	3,786	244
Innophos Holdings Inc.	4,335	226
Minerals Technologies Inc.	3,271	220
* PGT Inc.	16,295	195
* Builders FirstSource Inc.	15,523	191
* US Concrete Inc.	4,911	186
Koppers Holdings Inc.	7,050	182
Neenah Paper Inc.	2,922	176
* Patrick Industries Inc.	2,765	165
Stepan Co.	3,062	158
Myers Industries Inc.	8,991	155
NN Inc.	5,697	155
* NCI Building Systems Inc.	9,652	145
Wausau Paper Corp.	13,565	133
PH Glatfelter Co.	5,571	131
* OMNOVA Solutions Inc.	16,409	123
Insteel Industries Inc.	5,762	114
* Beacon Roofing Supply Inc.	3,609	113
Global Brass & Copper Holdings Inc.	6,435	111
Materion Corp.	2,726	101
A Schulman Inc.	2,311	99
Advanced Drainage Systems Inc.	3,343	97
* Rentech Inc.	79,643	94
* Masonite International Corp.	1,314	90
* Continental Building Products Inc.	3,934	88
* Senomyx Inc.	14,930	85
Chase Corp.	2,031	83
* Stock Building Supply Holdings Inc.	4,942	83
* Ply Gem Holdings Inc.	6,051	75
Innospec Inc.	1,706	73
* Coeur Mining Inc.	12,625	69
Sensient Technologies Corp.	964	65
Schweitzer-Mauduit International Inc.	1,554	63
* Installed Building Products Inc.	2,890	62
* AEP Industries Inc.	1,227	61
Comfort Systems USA Inc.	2,469	55
Griffon Corp.	2,899	46
Zep Inc.	2,204	44
* Dixie Group Inc.	3,987	39

Gold Resource Corp.	12,639	37
Aceto Corp.	1,516	36
United States Lime & Minerals Inc.	594	35
Simpson Manufacturing Co. Inc.	981	33
* Horsehead Holding Corp.	2,629	33
Omega Flex Inc.	963	31
* Shiloh Industries Inc.	2,630	26
* Trinseo SA	852	25
Hawkins Inc.	603	25
* RTI International Metals Inc.	629	22
FutureFuel Corp.	1,486	18
Quanex Building Products Corp.	785	14
Oil-Dri Corp. of America	340	11
Kronos Worldwide Inc.	805	10
Haynes International Inc.	200	9
Culp Inc.	356	9
Olympic Steel Inc.	527	9
* Marrone Bio Innovations Inc.	4,320	9
* Aspen Aerogels Inc.	1,090	8
* Handy & Harman Ltd.	191	6
* TCP International Holdings Ltd.	1,383	5
* Ryerson Holding Corp.	653	5
Dynamic Materials Corp.	252	3
		23,262
Other (0.1%)[2]
* Summit Materials Inc. Class A	1,800	50
* Furiex Pharmaceuticals Inc. CVR	2,460	24
* GoDaddy Inc. Class A	888	24
* aTyr Pharma Inc.	780	18
* Blueprint Medicines Corp.	605	17
* Party City Holdco Inc.	793	17
* Collegium Pharmaceutical Inc.	840	14
* Apigee Corp.	985	14
* Avinger Inc.	1,019	12
* Leap Wireless International Inc CVR	4,245	11
* Black Knight Financial Services Inc. Class A	380	10
* Virtu Financial Inc. Class A	461	10
* Bojangles' Inc.	360	10
* MaxPoint Interactive Inc.	900	8
* Press Ganey Holdings Inc.	266	7
* Presbia plc	600	5
* HTG Molecular Diagnostics Inc.	300	4
* Neothetics Inc.	600	4
* Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	27,975	3
* Cubist Pharmaceuticals, Inc. CVR	13,027	2
* Omthera Pharmaceuticals Inc. CVR	2,001	1
* Etsy Inc.	55	1
* Durata Therapeutics Inc CVR Exp. 12/31/2018	534	1
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	367	—
* Magnum Hunter Resources Corp. Warrants Exp. 04/15/2016	1,888	—
		267
Producer Durables (12.3%)
MAXIMUS Inc.	23,215	1,518
HEICO Corp.	22,803	1,307
CLARCOR Inc.	16,323	1,006
* Generac Holdings Inc.	23,632	987

* CEB Inc.	11,607	982
Woodward Inc.	15,226	776
Allegiant Travel Co. Class A	4,745	747
* Advisory Board Co.	14,405	731
Healthcare Services Group Inc.	24,030	726
HNI Corp.	14,275	692
* Electronics For Imaging Inc.	15,975	691
* Swift Transportation Co.	29,162	679
* On Assignment Inc.	17,671	662
Littelfuse Inc.	6,624	641
* Dycom Industries Inc.	10,340	595
Knight Transportation Inc.	20,483	586
* TASER International Inc.	18,429	582
^ Greenbrier Cos. Inc.	9,441	569
Deluxe Corp.	8,821	563
Herman Miller Inc.	20,273	562
Forward Air Corp.	10,677	554
* Proto Labs Inc.	7,745	536
* Hub Group Inc. Class A	12,585	534
Franklin Electric Co. Inc.	15,117	532
* WageWorks Inc.	12,039	516
Steelcase Inc. Class A	28,289	487
EnPro Industries Inc.	7,774	470
MSA Safety Inc.	10,107	452
* Astronics Corp.	6,444	450
Harsco Corp.	27,632	445
* Aerojet Rocketdyne Holdings Inc.	20,465	425
AZZ Inc.	8,753	420
Insperity Inc.	7,758	408
* TrueBlue Inc.	14,146	403
Tennant Co.	6,304	402
* MasTec Inc.	22,391	395
* TriMas Corp.	13,682	395
Heartland Express Inc.	18,596	395
Exponent Inc.	4,484	382
Knoll Inc.	16,573	377
John Bean Technologies Corp.	9,971	375
* Hawaiian Holdings Inc.	15,418	373
* Advanced Energy Industries Inc.	12,802	365
MTS Systems Corp.	5,181	352
* Saia Inc.	8,433	345
US Ecology Inc.	7,375	340
* Chart Industries Inc.	10,427	338
* Echo Global Logistics Inc.	10,151	327
Badger Meter Inc.	4,971	321
* Wabash National Corp.	23,585	319
Curtiss-Wright Corp.	4,297	310
CIRCOR International Inc.	5,476	292
Sun Hydraulics Corp.	7,670	287
Lindsay Corp.	3,524	284
* Team Inc.	7,054	281
ArcBest Corp.	8,184	280
Korn/Ferry International	8,687	279
* Teledyne Technologies Inc.	2,729	277
* Rush Enterprises Inc. Class A	9,899	263
* JetBlue Airways Corp.	12,761	257
Altra Industrial Motion Corp.	9,233	254

Standex International Corp.	3,128	250
Hyster-Yale Materials Handling Inc.	3,510	249
* Thermon Group Holdings Inc.	10,892	247
Primoris Services Corp.	13,114	246
EnerSys	3,633	242
Raven Industries Inc.	12,407	239
Encore Wire Corp.	5,399	236
H&E Equipment Services Inc.	10,705	234
* FARO Technologies Inc.	5,157	225
Applied Industrial Technologies Inc.	5,180	219
Matson Inc.	5,082	205
Kaman Corp.	4,826	204
* Blount International Inc.	17,076	198
Kforce Inc.	8,448	186
* DXP Enterprises Inc.	4,461	183
Gorman-Rupp Co.	6,448	181
* Darling Ingredients Inc.	11,167	175
* XPO Logistics Inc.	3,565	175
* ExlService Holdings Inc.	4,780	172
American Railcar Industries Inc.	3,040	163
Aircastle Ltd.	6,652	161
TAL International Group Inc.	4,015	146
Park-Ohio Holdings Corp.	3,007	144
* Lydall Inc.	5,072	139
Douglas Dynamics Inc.	6,774	137
Multi-Color Corp.	2,026	130
Forrester Research Inc.	3,768	128
* SP Plus Corp.	5,005	122
* OSI Systems Inc.	1,568	113
* Furmanite Corp.	13,110	107
* Mistras Group Inc.	5,694	105
* GP Strategies Corp.	3,127	98
* Aerovironment Inc.	3,489	90
Werner Enterprises Inc.	3,250	89
Barrett Business Services Inc.	2,412	87
* Roadrunner Transportation Systems Inc.	3,402	85
Mesa Laboratories Inc.	945	83
* Power Solutions International Inc.	1,512	83
TeleTech Holdings Inc.	3,033	77
Graham Corp.	3,384	75
Marten Transport Ltd.	3,311	75
* Moog Inc. Class A	1,023	70
* Xerium Technologies Inc.	3,807	65
* Casella Waste Systems Inc. Class A	11,297	62
Argan Inc.	1,652	59
* Commercial Vehicle Group Inc.	8,879	56
GasLog Ltd.	2,658	55
* Modine Manufacturing Co.	4,640	52
* Huron Consulting Group Inc.	806	52
* Maxwell Technologies Inc.	10,086	51
* Accuride Corp.	11,726	51
Textainer Group Holdings Ltd.	1,767	50
Mobile Mini Inc.	1,239	49
* TriNet Group Inc.	1,626	49
* Heritage-Crystal Clean Inc.	3,129	44
* Hill International Inc.	8,259	44
Albany International Corp.	1,104	44

	Information Services Group Inc.	10,958	42
*	Wesco Aircraft Holdings Inc.	2,834	42
*,^ ExOne Co.		3,332	42
	Tetra Tech Inc.	1,403	37
*	DHI Group Inc.	4,281	36
*	Quality Distribution Inc.	2,275	36
*	Manitex International Inc.	4,639	36
	Twin Disc Inc.	2,007	36
*	Control4 Corp.	3,836	35
*	Ducommun Inc.	1,414	33
	Watts Water Technologies Inc. Class A	607	32
*	Virgin America Inc.	1,123	32
*	RPX Corp.	2,006	32
*	Paylocity Holding Corp.	926	31
*	Sykes Enterprises Inc.	1,237	30
	Universal Truckload Services Inc.	1,424	29
*	Performant Financial Corp.	9,450	29
	Kadant Inc.	560	26
*	CUI Global Inc.	4,668	25
	Hackett Group Inc.	2,019	24
*	YRC Worldwide Inc.	1,810	24
*	Aegion Corp. Class A	1,282	23
*	General Finance Corp.	3,855	21
	Cubic Corp.	429	20
*	Patriot National Inc.	1,203	19
	Columbus McKinnon Corp.	806	18
*,^ Vertex Energy Inc.		5,214	14
*	Titan Machinery Inc.	861	14
*	Energy Recovery Inc.	4,593	12
*	Vicor Corp.	848	12
*	PAM Transportation Services Inc.	185	11
*	Neff Corp. Class A	981	10
	Celadon Group Inc.	412	10
*	ARC Group Worldwide Inc.	1,567	9
*	Great Lakes Dredge & Dock Corp.	1,537	9
*	PHI Inc.	229	7
	Miller Industries Inc.	199	4
*	InnerWorkings Inc.	629	4
*	Quest Resource Holding Corp.	3,408	4
	Electro Rent Corp.	358	4
*	Global Sources Ltd.	581	3
	Preformed Line Products Co.	65	2
	SIFCO Industries Inc.	156	2
*	Sterling Construction Co. Inc.	397	2
			39,378
Technology (20.6%)
*	Qorvo Inc.	49,134	4,036
*	Ultimate Software Group Inc.	9,722	1,573
	Cypress Semiconductor Corp.	113,422	1,557
*	Cognex Corp.	29,779	1,503
*	Manhattan Associates Inc.	25,990	1,426
	SS&C Technologies Holdings Inc.	23,359	1,377
*	Tyler Technologies Inc.	11,320	1,375
*	Cavium Inc.	18,120	1,275
*	Verint Systems Inc.	19,383	1,253
*	Aspen Technology Inc.	29,254	1,252
*	Synaptics Inc.	12,362	1,232

	FEI Co.	14,502	1,183
*	Guidewire Software Inc.	23,301	1,129
*	Qlik Technologies Inc.	30,764	1,113
*	ACI Worldwide Inc.	39,073	930
*	ViaSat Inc.	14,213	895
*,^ Ambarella Inc.		9,900	893
*	EPAM Systems Inc.	12,235	880
*	Ciena Corp.	36,092	871
	Blackbaud Inc.	15,862	813
*	Microsemi Corp.	22,136	806
*	Integrated Device Technology Inc.	33,527	793
*	Proofpoint Inc.	13,335	788
*	Infinera Corp.	37,634	777
	InterDigital Inc.	12,745	747
*	Universal Display Corp.	13,904	747
*	Finisar Corp.	33,302	729
	Monolithic Power Systems Inc.	13,239	723
	Science Applications International Corp.	13,595	721
*	CommVault Systems Inc.	16,137	717
*	comScore Inc.	11,886	673
	Plantronics Inc.	11,835	653
*	Dealertrack Technologies Inc.	15,397	642
*	Demandware Inc.	10,302	642
	Methode Electronics Inc.	12,977	609
*	Ellie Mae Inc.	9,621	608
*	IGATE Corp.	12,589	598
*	Rambus Inc.	38,926	595
*	Silicon Laboratories Inc.	10,231	567
*	Cornerstone OnDemand Inc.	18,187	566
*	Synchronoss Technologies Inc.	12,708	560
*	MicroStrategy Inc. Class A	3,104	546
*	Fleetmatics Group plc	12,779	534
*	Imperva Inc.	8,785	534
	Power Integrations Inc.	10,410	528
*	LogMeIn Inc.	8,309	527
*	Envestnet Inc.	11,677	512
*	Syntel Inc.	10,620	505
*,^ NetScout Systems Inc.		12,471	500
*	NeuStar Inc. Class A	18,216	498
*	Semtech Corp.	23,006	491
*	Infoblox Inc.	16,757	436
*	Cray Inc.	13,917	426
*	Super Micro Computer Inc.	12,439	416
	Tessera Technologies Inc.	10,703	413
*	Virtusa Corp.	8,898	405
*	Web.com Group Inc.	17,825	404
	NIC Inc.	22,319	376
*	Entegris Inc.	26,337	367
*	SPS Commerce Inc.	5,545	361
*	BroadSoft Inc.	9,752	356
	Monotype Imaging Holdings Inc.	13,526	351
*	InvenSense Inc.	24,323	344
*	RealPage Inc.	17,725	324
	Ubiquiti Networks Inc.	10,170	323
*	iRobot Corp.	10,088	322
*	Loral Space & Communications Inc.	4,484	299
*	Bottomline Technologies de Inc.	11,365	299

*	Polycom Inc.	21,748	293
*	AVG Technologies NV	11,865	291
*	Anixter International Inc.	4,155	283
*	Qualys Inc.	6,936	282
*	VASCO Data Security International Inc.	10,154	271
	Pegasystems Inc.	12,240	268
*	Callidus Software Inc.	18,493	265
*	Marketo Inc.	8,855	264
*	Inphi Corp.	10,692	256
*	Gigamon Inc.	8,320	256
*	Lattice Semiconductor Corp.	40,140	251
*	Interactive Intelligence Group Inc.	5,704	247
*	Ruckus Wireless Inc.	23,436	246
*	CalAmp Corp.	12,219	241
*	Cirrus Logic Inc.	6,327	239
*	Newport Corp.	12,107	229
*	Diodes Inc.	8,480	225
*	Unisys Corp.	10,487	215
*	RetailMeNot Inc.	10,550	213
	Micrel Inc.	15,240	212
*,^ Endurance International Group Holdings Inc.		10,348	210
*	Textura Corp.	6,418	187
*	Comverse Inc.	7,746	186
*	Plexus Corp.	4,029	183
*	Glu Mobile Inc.	28,180	183
*	LivePerson Inc.	18,499	177
*	M/A-COM Technology Solutions Holdings Inc.	4,578	175
*	Applied Micro Circuits Corp.	26,979	172
*	PMC-Sierra Inc.	18,721	170
*	Tangoe Inc.	13,305	169
*	PDF Solutions Inc.	10,476	167
*	RingCentral Inc. Class A	9,678	165
	ADTRAN Inc.	9,505	164
*	Rally Software Development Corp.	8,401	163
*	Cvent Inc.	6,172	163
*	Silver Spring Networks Inc.	11,472	157
*	PROS Holdings Inc.	8,047	155
	CSG Systems International Inc.	4,861	152
*	ShoreTel Inc.	21,445	148
*	Perficient Inc.	7,774	147
*	Luxoft Holding Inc. Class A	2,715	145
*	SciQuest Inc.	9,449	144
*	Dot Hill Systems Corp.	20,345	143
*	Global Eagle Entertainment Inc.	10,472	142
*	Sonus Networks Inc.	16,900	132
*	Rogers Corp.	1,766	128
*	GrubHub Inc.	3,098	125
*	Lionbridge Technologies Inc.	22,444	124
*	Wix.com Ltd.	4,818	120
*	Immersion Corp.	9,880	119
*	GTT Communications Inc.	5,406	119
*	ARC Document Solutions Inc.	14,240	107
*	Barracuda Networks Inc.	2,674	105
*	Amkor Technology Inc.	15,366	104
*	MaxLinear Inc.	10,141	102
	Daktronics Inc.	9,245	100
*	Violin Memory Inc.	27,911	94

* Zendesk Inc.	3,990	92
* Zix Corp.	19,878	91
SYNNEX Corp.	1,097	91
* Sparton Corp.	3,419	91
* Applied Optoelectronics Inc.	4,962	89
* Vocera Communications Inc.	7,902	86
* Nimble Storage Inc.	3,260	84
Alliance Fiber Optic Products Inc.	4,260	82
* ChannelAdvisor Corp.	7,246	81
* Jive Software Inc.	14,283	80
* Q2 Holdings Inc.	3,383	80
* Brightcove Inc.	11,260	79
* Silicon Graphics International Corp.	12,015	77
* Digimarc Corp.	2,490	77
* HubSpot Inc.	1,481	75
American Software Inc. Class A	8,292	73
* VirnetX Holding Corp.	14,299	69
* Nanometrics Inc.	4,409	69
* Carbonite Inc.	6,214	68
* Quantum Corp.	30,674	63
* Extreme Networks Inc.	22,055	60
* Take-Two Interactive Software Inc.	2,157	59
* Benefitfocus Inc.	1,641	59
* Clearfield Inc.	3,826	58
* Xcerra Corp.	7,128	55
* Box Inc.	3,078	54
* Model N Inc.	4,546	53
* Cyan Inc.	9,733	51
* KVH Industries Inc.	4,120	51
* DTS Inc.	1,611	51
* Rocket Fuel Inc.	6,160	51
* Marin Software Inc.	8,840	50
NVE Corp.	685	49
QAD Inc. Class A	1,977	47
* Hortonworks Inc.	1,771	47
* New Relic Inc.	1,417	46
* Rubicon Project Inc.	2,543	44
* Guidance Software Inc.	6,283	43
* Globant SA	1,641	43
* Bazaarvoice Inc.	7,042	40
* Park City Group Inc.	3,312	38
* Coherent Inc.	608	38
* TrueCar Inc.	2,610	36
* Numerex Corp. Class A	4,038	35
* Ultratech Inc.	1,723	34
* Varonis Systems Inc.	1,666	34
* Ixia	2,406	30
* Travelzoo Inc.	2,486	30
* Everyday Health Inc.	2,398	30
* OPOWER Inc.	2,381	28
* Harmonic Inc.	4,065	28
* Borderfree Inc.	1,970	28
* Bankrate Inc.	2,250	27
* QuickLogic Corp.	17,414	26
* Yodlee Inc.	1,673	24
* A10 Networks Inc.	3,907	24
* Workiva Inc.	1,774	23

*	Exar Corp.	2,069	22
*	Unwired Planet Inc.	32,882	22
*	Ultra Clean Holdings Inc.	3,278	21
*	Connecture Inc.	1,634	21
	Brooks Automation Inc.	1,763	20
*	Amber Road Inc.	2,746	20
*	MobileIron Inc.	3,221	19
*	Five9 Inc.	3,669	19
*	Rudolph Technologies Inc.	1,351	17
*,^ Revolution Lighting Technologies Inc.		11,968	15
*	Vringo Inc.	20,558	12
*,^ ParkerVision Inc.		32,460	12
	American Science & Engineering Inc.	286	11
*	Procera Networks Inc.	883	10
*	Aerohive Networks Inc.	1,358	10
	Epiq Systems Inc.	556	9
	Sapiens International Corp. NV	953	9
*	ePlus Inc.	81	6
*	Cinedigm Corp. Class A	5,298	5
*	Cascade Microtech Inc.	247	4
*	Turtle Beach Corp.	2,149	4
	Reis Inc.	150	3
*	Rubicon Technology Inc.	926	2
	TESSCO Technologies Inc.	102	2
*	Viasystems Group Inc.	77	1
*	Covisint Corp.	24	—
			66,134
Utilities (1.4%)
	j2 Global Inc.	16,321	1,084
	Cogent Communications Holdings Inc.	15,947	501
	Pattern Energy Group Inc. Class A	15,027	427
*	Gogo Inc.	19,122	409
	Ormat Technologies Inc.	7,568	281
	Consolidated Communications Holdings Inc.	12,191	253
	Shenandoah Telecommunications Co.	7,020	221
	West Corp.	6,900	211
*	General Communication Inc. Class A	12,315	198
	Inteliquent Inc.	11,102	196
*	inContact Inc.	18,830	183
*	FairPoint Communications Inc.	5,505	111
	IDT Corp. Class B	5,304	95
*	8x8 Inc.	9,538	80
	Lumos Networks Corp.	5,556	79
*	Cincinnati Bell Inc.	16,557	61
	York Water Co.	2,706	60
*	magicJack VocalTec Ltd.	5,560	46
	American States Water Co.	942	36
	SJW Corp.	1,108	33
*	Intelsat SA	2,385	25
*	Premiere Global Services Inc.	2,505	25
	NTELOS Holdings Corp.	2,631	23
	Abengoa Yield plc	486	19
	Spark Energy Inc. Class A	51	1
			4,658
Total Common Stocks (Cost $286,023)			320,143

	Coupon
Temporary Cash Investments (1.5%)[1]
Money Market Fund (1.4%)
[3,4] Vanguard Market Liquidity Fund	0.136%		4,567,756	4,568

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Fannie Mae Discount Notes	0.070%	7/15/15	100	100
Total Temporary Cash Investments (Cost $4,668)				4,668
Total Investments (101.1%) (Cost $290,691)				324,811
Other Assets and Liabilities-Net (-1.1%)[4]				(3,506)
Net Assets (100%)				321,305

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,740,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $2,942,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

Russell 2000 Growth Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	320,102	—	41
Temporary Cash Investments	4,568	100	—
Futures Contracts—Assets[1]	3	—	—
Futures Contracts—Liabilities[1]	(10)	—	—
Total	324,663	100	41
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2015	6	747	13

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2015, the cost of investment securities for tax purposes was $290,708,000. Net unrealized appreciation of investment securities for tax purposes was $34,103,000, consisting of unrealized gains of $59,712,000 on securities that had risen in value since their purchase and $25,609,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 3000 Index Fund

Schedule of Investments
As of May 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.0%)[1]
Consumer Discretionary (14.2%)
Walt Disney Co.	60,788	6,709
* Amazon.com Inc.	13,187	5,660
Comcast Corp. Class A	90,921	5,315
Home Depot Inc.	45,572	5,078
Wal-Mart Stores Inc.	55,921	4,153
McDonald's Corp.	34,695	3,328
Starbucks Corp.	52,846	2,746
* eBay Inc.	44,483	2,729
NIKE Inc. Class B	24,516	2,493
Time Warner Inc.	29,202	2,467
Lowe's Cos. Inc.	33,406	2,338
Costco Wholesale Corp.	15,440	2,202
* Priceline Group Inc.	1,810	2,121
Twenty-First Century Fox Inc. Class A	61,842	2,078
Ford Motor Co.	136,310	2,068
General Motors Co.	56,291	2,025
Time Warner Cable Inc.	9,780	1,769
Target Corp.	22,244	1,764
TJX Cos. Inc.	24,582	1,583
* DIRECTV	16,417	1,495
Yum! Brands Inc.	15,491	1,396
* Netflix Inc.	2,105	1,314
Johnson Controls Inc.	23,313	1,213
CBS Corp. Class B	17,455	1,077
Viacom Inc. Class B	14,241	952
VF Corp.	12,110	853
* Tesla Motors Inc.	3,337	837
* O'Reilly Automotive Inc.	3,723	817
Macy's Inc.	11,957	801
Dollar General Corp.	10,882	790
* AutoZone Inc.	1,146	772
L Brands Inc.	8,537	739
Ross Stores Inc.	7,460	721
Estee Lauder Cos. Inc. Class A	8,059	705
Carnival Corp.	14,927	692
* Chipotle Mexican Grill Inc. Class A	1,093	673
Las Vegas Sands Corp.	13,221	672
Omnicom Group Inc.	8,588	640
Marriott International Inc. Class A	7,366	574
* Dollar Tree Inc.	7,283	546
* DISH Network Corp. Class A	7,518	532
* CarMax Inc.	7,361	523
Starwood Hotels & Resorts Worldwide Inc.	6,293	521
Whirlpool Corp.	2,741	505
* Charter Communications Inc. Class A	2,799	501
Genuine Parts Co.	5,414	490
BorgWarner Inc.	8,064	485
* Liberty Interactive Corp. Class A	17,313	484
Kohl's Corp.	7,356	482

* Under Armour Inc. Class A	6,105	479
Hanesbrands Inc.	14,067	448
Nielsen NV	9,951	448
Royal Caribbean Cruises Ltd.	5,867	446
* Bed Bath & Beyond Inc.	6,138	438
Tractor Supply Co.	4,893	426
Harley-Davidson Inc.	7,716	413
* Mohawk Industries Inc.	2,140	399
Advance Auto Parts Inc.	2,542	389
Newell Rubbermaid Inc.	9,791	387
Expedia Inc.	3,523	378
Staples Inc.	22,528	371
Tiffany & Co.	3,931	368
Signet Jewelers Ltd.	2,800	362
* Jarden Corp.	6,743	358
Wyndham Worldwide Corp.	4,201	357
Nordstrom Inc.	4,831	351
* Sirius XM Holdings Inc.	90,321	349
Best Buy Co. Inc.	10,004	347
* Ulta Salon Cosmetics & Fragrance Inc.	2,241	342
Coach Inc.	9,553	338
* Michael Kors Holdings Ltd.	7,217	336
Gap Inc.	8,740	335
Polaris Industries Inc.	2,296	328
Foot Locker Inc.	5,081	321
Lear Corp.	2,690	312
* Hertz Global Holdings Inc.	15,599	310
Goodyear Tire & Rubber Co.	9,591	305
Mattel Inc.	11,818	305
H&R Block Inc.	9,568	304
Interpublic Group of Cos. Inc.	14,761	301
* LKQ Corp.	10,518	301
PVH Corp.	2,867	300
* TripAdvisor Inc.	3,881	296
DR Horton Inc.	11,225	293
Hasbro Inc.	4,033	291
Lennar Corp. Class A	6,199	289
Harman International Industries Inc.	2,373	286
Darden Restaurants Inc.	4,340	284
Wynn Resorts Ltd.	2,824	284
Gannett Co. Inc.	7,902	283
Restaurant Brands International Inc.	7,022	272
* Discovery Communications Inc. Class A	7,998	271
Ralph Lauren Corp. Class A	2,058	268
Fortune Brands Home & Security Inc.	5,829	267
* News Corp. Class A	17,329	263
* MGM Resorts International	12,992	261
Family Dollar Stores Inc.	3,337	259
Williams-Sonoma Inc.	3,283	258
PulteGroup Inc.	13,193	253
* Liberty Media Corp.	6,615	251
* WABCO Holdings Inc.	1,975	250
Leggett & Platt Inc.	4,843	229
Scripps Networks Interactive Inc. Class A	3,411	229
* Toll Brothers Inc.	6,192	224
* Discovery Communications Inc.	7,071	222
Service Corp. International	7,440	216

Domino's Pizza Inc.	1,957	213
* Liberty Ventures Class A	5,046	209
* NVR Inc.	149	203
Garmin Ltd.	4,285	195
Carter's Inc.	1,871	193
* Avis Budget Group Inc.	3,673	187
* Madison Square Garden Co. Class A	2,190	187
Dunkin' Brands Group Inc.	3,439	184
KAR Auction Services Inc.	4,902	183
Dick's Sporting Goods Inc.	3,363	181
* Sally Beauty Holdings Inc.	5,717	178
Gentex Corp.	10,178	175
* Norwegian Cruise Line Holdings Ltd.	3,198	174
* Office Depot Inc.	18,631	173
Lamar Advertising Co. Class A	2,833	172
Cablevision Systems Corp. Class A	6,921	170
* Visteon Corp.	1,541	169
Brunswick Corp.	3,274	167
* AMC Networks Inc. Class A	2,102	165
Cinemark Holdings Inc.	4,021	163
GameStop Corp. Class A	3,742	162
* Panera Bread Co. Class A	846	154
* AutoNation Inc.	2,414	151
* Live Nation Entertainment Inc.	5,089	146
* Skechers U.S.A. Inc. Class A	1,368	145
* Pandora Media Inc.	7,345	137
* Hilton Worldwide Holdings Inc.	4,660	135
Outfront Media Inc.	4,838	134
Vail Resorts Inc.	1,272	132
Graham Holdings Co. Class B	121	130
* Liberty Media Corp. Class A	3,380	130
* Starz	3,056	128
* Tenneco Inc.	2,180	128
Brinker International Inc.	2,301	127
Dana Holding Corp.	5,830	127
Six Flags Entertainment Corp.	2,584	126
* Tempur Sealy International Inc.	2,091	125
Jack in the Box Inc.	1,400	122
* Urban Outfitters Inc.	3,535	122
Tupperware Brands Corp.	1,816	119
* Liberty Broadband Corp.	2,146	115
Wendy's Co.	9,856	111
* Kate Spade & Co.	4,410	109
American Eagle Outfitters Inc.	6,650	109
CST Brands Inc.	2,695	107
* Fossil Group Inc.	1,507	107
Wolverine World Wide Inc.	3,639	107
Nu Skin Enterprises Inc. Class A	2,083	105
Pool Corp.	1,582	105
* Buffalo Wild Wings Inc.	674	103
Avon Products Inc.	15,291	103
* Houghton Mifflin Harcourt Co.	3,879	102
* Vista Outdoor Inc.	2,207	102
Thor Industries Inc.	1,656	101
* Life Time Fitness Inc.	1,405	101
* Cimpress NV	1,202	99
Dillard's Inc. Class A	852	99

Sotheby's	2,186	98
Cracker Barrel Old Country Store Inc.	694	98
* Restoration Hardware Holdings Inc.	1,065	97
Men's Wearhouse Inc.	1,658	96
DSW Inc. Class A	2,725	94
* HomeAway Inc.	3,362	94
* Murphy USA Inc.	1,616	94
* JC Penney Co. Inc.	10,917	94
Lions Gate Entertainment Corp.	2,782	92
John Wiley & Sons Inc. Class A	1,568	91
* Helen of Troy Ltd.	1,036	91
Cheesecake Factory Inc.	1,756	91
Texas Roadhouse Inc. Class A	2,531	89
Chico's FAS Inc.	5,307	88
* Cabela's Inc.	1,716	88
AMERCO	266	88
Time Inc.	3,826	86
Lithia Motors Inc. Class A	799	85
* Asbury Automotive Group Inc.	987	84
* Deckers Outdoor Corp.	1,231	84
Big Lots Inc.	1,883	83
* Hyatt Hotels Corp. Class A	1,430	82
HSN Inc.	1,209	81
Marriott Vacations Worldwide Corp.	911	80
Penske Automotive Group Inc.	1,530	79
Cooper Tire & Rubber Co.	2,126	78
Aaron's Inc.	2,205	77
* TRI Pointe Homes Inc.	5,283	76
* Steven Madden Ltd.	2,015	76
* Pinnacle Entertainment Inc.	2,055	76
* ANN Inc.	1,624	76
* G-III Apparel Group Ltd.	1,322	75
Sinclair Broadcast Group Inc. Class A	2,479	74
Papa John's International Inc.	1,036	71
* Grand Canyon Education Inc.	1,655	71
* Liberty TripAdvisor Holdings Inc. Class A	2,516	70
* DreamWorks Animation SKG Inc. Class A	2,612	70
DeVry Education Group Inc.	2,192	70
Group 1 Automotive Inc.	831	68
New York Times Co. Class A	4,889	68
Choice Hotels International Inc.	1,194	68
Ryland Group Inc.	1,595	67
Hillenbrand Inc.	2,140	66
* Five Below Inc.	1,967	65
* Ascena Retail Group Inc.	4,392	65
Meredith Corp.	1,228	65
Monro Muffler Brake Inc.	1,082	64
* Gentherm Inc.	1,240	64
* Select Comfort Corp.	2,001	62
* American Axle & Manufacturing Holdings Inc.	2,442	61
Churchill Downs Inc.	491	61
* Shutterfly Inc.	1,314	61
Nexstar Broadcasting Group Inc. Class A	1,056	60
* Meritage Homes Corp.	1,367	60
Bloomin' Brands Inc.	2,657	60
Regal Entertainment Group Class A	2,840	60
Coty Inc. Class A	2,306	57

* Apollo Education Group Inc.	3,459	57
Rent-A-Center Inc.	1,895	57
DineEquity Inc.	586	57
Sonic Corp.	1,828	55
* Express Inc.	3,122	55
* Bright Horizons Family Solutions Inc.	984	55
Matthews International Corp. Class A	1,098	55
* Genesco Inc.	819	54
Columbia Sportswear Co.	959	54
PriceSmart Inc.	659	54
Drew Industries Inc.	870	53
Abercrombie & Fitch Co.	2,604	53
La-Z-Boy Inc.	1,951	52
* Meritor Inc.	3,617	52
SeaWorld Entertainment Inc.	2,389	52
Outerwall Inc.	673	52
* Burlington Stores Inc.	959	51
* Caleres Inc.	1,603	50
Aramark	1,577	49
* Media General Inc.	2,982	49
Children's Place Inc.	745	49
* ServiceMaster Global Holdings Inc.	1,432	48
Finish Line Inc. Class A	1,808	47
* Fiesta Restaurant Group Inc.	995	46
* Penn National Gaming Inc.	2,771	46
KB Home	3,092	46
* Liberty Broadband Corp. Class A	840	45
Pier 1 Imports Inc.	3,531	45
* Popeyes Louisiana Kitchen Inc.	807	45
* Hibbett Sports Inc.	956	45
* Vitamin Shoppe Inc.	1,117	44
* Belmond Ltd. Class A	3,625	44
* Dorman Products Inc.	945	44
Buckle Inc.	1,033	44
* Iconix Brand Group Inc.	1,662	43
EW Scripps Co. Class A	1,810	42
* Crocs Inc.	2,817	42
* GoPro Inc. Class A	763	42
* Red Robin Gourmet Burgers Inc.	503	42
Oxford Industries Inc.	551	42
* Boyd Gaming Corp.	2,890	41
* LifeLock Inc.	2,664	41
Scholastic Corp.	899	40
* Standard Pacific Corp.	4,839	40
* Sears Holdings Corp.	888	38
* Krispy Kreme Doughnuts Inc.	2,171	38
Guess? Inc.	2,150	38
* La Quinta Holdings Inc.	1,511	38
* Diamond Resorts International Inc.	1,204	37
* TiVo Inc.	3,535	37
* BJ's Restaurants Inc.	811	37
Bob Evans Farms Inc.	808	37
* Tumi Holdings Inc.	1,886	36
MDC Holdings Inc.	1,296	36
Interval Leisure Group Inc.	1,363	35
International Speedway Corp. Class A	948	35
Sturm Ruger & Co. Inc.	650	35

Cato Corp. Class A	924	34
* Conn's Inc.	913	34
* Stamps.com Inc.	495	33
National CineMedia Inc.	2,074	33
New Media Investment Group Inc.	1,477	33
* Barnes & Noble Inc.	1,377	32
* Denny's Corp.	3,092	32
* Shutterstock Inc.	496	32
Libbey Inc.	791	31
Sonic Automotive Inc. Class A	1,330	31
* Smith & Wesson Holding Corp.	2,022	30
* Michaels Cos. Inc.	1,077	29
* Mattress Firm Holding Corp.	495	29
* Cooper-Standard Holding Inc.	464	29
MDC Partners Inc. Class A	1,366	29
* Universal Electronics Inc.	555	29
* Constant Contact Inc.	1,037	28
* Scientific Games Corp. Class A	1,850	28
* Rentrak Corp.	409	28
* Regis Corp.	1,683	27
Callaway Golf Co.	2,868	27
* Nautilus Inc.	1,249	26
* Gray Television Inc.	1,649	26
* Steiner Leisure Ltd.	536	26
* Francesca's Holdings Corp.	1,667	26
Nutrisystem Inc.	1,114	25
* Cavco Industries Inc.	342	25
Standard Motor Products Inc.	705	25
Fred's Inc. Class A	1,363	24
* American Woodmark Corp.	447	23
Ethan Allen Interiors Inc.	912	23
* Taylor Morrison Home Corp. Class A	1,189	23
Winnebago Industries Inc.	1,046	23
AMC Entertainment Holdings Inc.	786	23
* Carmike Cinemas Inc.	808	22
Inter Parfums Inc.	666	22
* Biglari Holdings Inc.	63	22
* Orbitz Worldwide Inc.	1,953	22
* Zumiez Inc.	734	22
* M/I Homes Inc.	928	22
Remy International Inc.	975	22
* MarineMax Inc.	900	22
* HealthStream Inc.	754	21
* Pep Boys-Manny Moe & Jack	2,092	21
* Chegg Inc.	2,731	21
Viad Corp.	772	21
ClubCorp Holdings Inc.	896	20
Ruth's Hospitality Group Inc.	1,378	20
Capella Education Co.	381	20
* Tower International Inc.	732	20
* RealD Inc.	1,585	20
* K12 Inc.	1,416	19
* Tuesday Morning Corp.	1,510	19
Stage Stores Inc.	1,193	19
Clear Channel Outdoor Holdings Inc. Class A	1,703	19
* FTD Cos. Inc.	679	19
Superior Industries International Inc.	955	18

*	Beazer Homes USA Inc.	1,004	18
*	Eros International plc	898	18
	Arctic Cat Inc.	539	18
	Shoe Carnival Inc.	642	18
*	Lumber Liquidators Holdings Inc.	868	18
*	Chuy's Holdings Inc.	677	18
*	Del Frisco's Restaurant Group Inc.	941	18
*	XO Group Inc.	1,077	18
*	Strayer Education Inc.	377	17
*	Motorcar Parts of America Inc.	597	17
	Carriage Services Inc. Class A	685	17
*	Revlon Inc. Class A	456	17
*	Central Garden & Pet Co. Class A	1,719	17
*	Kirkland's Inc.	633	17
	Haverty Furniture Cos. Inc.	787	17
	Entravision Communications Corp. Class A	2,445	17
*	Hovnanian Enterprises Inc. Class A	5,088	16
	Movado Group Inc.	627	16
	World Wrestling Entertainment Inc. Class A	1,144	16
*	Citi Trends Inc.	680	16
*	Federal-Mogul Holdings Corp.	1,307	16
*,^ Shake Shack Inc. Class A		194	16
*	American Public Education Inc.	660	16
*	Ruby Tuesday Inc.	2,544	16
*	Tile Shop Holdings Inc.	1,265	16
*	Lands' End Inc.	510	15
*	Carrols Restaurant Group Inc.	1,477	15
*	Caesars Entertainment Corp.	1,523	14
	Travelport Worldwide Ltd.	916	14
*	William Lyon Homes Class A	579	13
*	2U Inc.	462	13
	Harte-Hanks Inc.	1,946	12
*	Wayfair Inc.	402	12
*	Cumulus Media Inc. Class A	5,086	12
*	America's Car-Mart Inc.	223	12
*	Elizabeth Arden Inc.	802	11
*	WCI Communities Inc.	482	11
*	Container Store Group Inc.	569	10
	Marcus Corp.	510	10
*	LGI Homes Inc.	527	10
*	Career Education Corp.	2,626	10
*	Blue Nile Inc.	341	9
*	Stoneridge Inc.	784	9
*	Eastman Kodak Co.	483	9
*	Caesars Acquisition Co. Class A	1,249	9
	National Presto Industries Inc.	132	9
*	Angie's List Inc.	1,354	8
*	Perry Ellis International Inc.	340	8
*	Isle of Capri Casinos Inc.	583	8
	Stein Mart Inc.	760	8
*	Vera Bradley Inc.	595	8
*	Entercom Communications Corp. Class A	660	8
*	Bravo Brio Restaurant Group Inc.	548	7
*	Zoe's Kitchen Inc.	231	7
	Metaldyne Performance Group Inc.	381	7
*	Potbelly Corp.	513	7
*	Rosetta Stone Inc.	938	7

* Jamba Inc.	460	7
Speedway Motorsports Inc.	319	7
* 1-800-Flowers.com Inc. Class A	715	7
Strattec Security Corp.	98	7
* Overstock.com Inc.	307	7
Big 5 Sporting Goods Corp.	456	7
* SFX Entertainment Inc.	1,360	7
* JAKKS Pacific Inc.	859	7
* Dave & Buster's Entertainment Inc.	207	7
* QuinStreet Inc.	1,098	7
* Reading International Inc. Class A	483	6
* Sequential Brands Group Inc.	460	6
CSS Industries Inc.	231	6
* Habit Restaurants Inc. Class A	177	6
* Intrawest Resorts Holdings Inc.	493	6
* Black Diamond Inc.	626	6
* Quiksilver Inc.	4,208	6
* Christopher & Banks Corp.	1,004	6
* Daily Journal Corp.	28	6
* Destination XL Group Inc.	1,178	6
Winmark Corp.	62	6
Marchex Inc. Class B	1,169	6
* Build-A-Bear Workshop Inc.	337	5
* Noodles & Co. Class A	373	5
* El Pollo Loco Holdings Inc.	257	5
Saga Communications Inc. Class A	134	5
* Morgans Hotel Group Co.	771	5
Flexsteel Industries Inc.	136	5
* Central European Media Enterprises Ltd. Class A	2,190	5
* Vince Holding Corp.	314	5
Weyco Group Inc.	178	5
Universal Technical Institute Inc.	591	5
* Franklin Covey Co.	248	5
Escalade Inc.	271	5
* zulily Inc. Class A	363	5
bebe stores inc	1,845	5
* Coupons.com Inc.	383	5
* Malibu Boats Inc. Class A	225	5
* Sizmek Inc.	674	5
* Weight Watchers International Inc.	857	5
* Aeropostale Inc.	2,439	5
* Monarch Casino & Resort Inc.	235	5
* West Marine Inc.	470	4
* VOXX International Corp. Class A	515	4
* Lee Enterprises Inc.	1,443	4
* Fox Factory Holding Corp.	266	4
Lifetime Brands Inc.	283	4
Destination Maternity Corp.	370	4
Collectors Universe Inc.	188	4
Journal Media Group Inc.	495	4
* Crown Media Holdings Inc. Class A	960	4
* Bridgepoint Education Inc.	408	4
* Skullcandy Inc.	496	4
* Cenveo Inc.	1,483	4
* New Home Co. Inc.	230	4
* LeapFrog Enterprises Inc.	1,758	4
* EVINE Live Inc.	1,077	4

* Townsquare Media Inc. Class A	272	4
* Martha Stewart Living Omnimedia Inc. Class A	660	3
Johnson Outdoors Inc. Class A	137	3
* ITT Educational Services Inc.	724	3
* Fuel Systems Solutions Inc.	386	3
A H Belo Corp. Class A	521	3
Liberty Tax Inc.	126	3
Nathan's Famous Inc.	76	3
* Hemisphere Media Group Inc. Class A	241	3
* Papa Murphy's Holdings Inc.	164	3
* Gaiam Inc. Class A	414	3
* Boot Barn Holdings Inc.	111	3
* Famous Dave's of America Inc.	128	3
* Tilly's Inc. Class A	275	3
* Sportsman's Warehouse Holdings Inc.	266	3
* Sears Hometown and Outlet Stores Inc.	360	3
* Century Communities Inc.	122	3
* Systemax Inc.	298	2
* Radio One Inc.	641	2
Bon-Ton Stores Inc.	371	2
* New York & Co. Inc.	799	2
* Pacific Sunwear of California Inc.	1,256	2
* Empire Resorts Inc.	413	2
* TubeMogul Inc.	111	2
* McClatchy Co. Class A	1,674	2
Marine Products Corp.	293	2
Salem Media Group Inc. Class A	254	1
* hhgregg Inc.	292	1
* Care.com Inc.	180	1
* Dex Media Inc.	479	—
* Speed Commerce Inc.	1,234	—
* ReachLocal Inc.	48	—
* Ignite Restaurant Group Inc.	24	—
		117,320
Consumer Staples (7.4%)
Procter & Gamble Co.	94,980	7,445
Coca-Cola Co.	139,366	5,708
PepsiCo Inc.	53,215	5,132
Philip Morris International Inc.	55,209	4,586
CVS Health Corp.	41,042	4,202
Altria Group Inc.	69,725	3,570
Walgreens Boots Alliance Inc.	33,498	2,875
Mondelez International Inc. Class A	59,370	2,469
Colgate-Palmolive Co.	32,129	2,146
Kraft Foods Group Inc.	20,896	1,765
Kimberly-Clark Corp.	13,227	1,440
Kroger Co.	17,886	1,302
General Mills Inc.	21,570	1,211
Archer-Daniels-Midland Co.	21,800	1,152
Lorillard Inc.	12,727	922
Reynolds American Inc.	10,837	832
Sysco Corp.	20,526	763
Mead Johnson Nutrition Co.	7,104	691
Constellation Brands Inc. Class A	5,641	665
* Monster Beverage Corp.	5,035	641
ConAgra Foods Inc.	14,830	573
Kellogg Co.	9,042	568

Whole Foods Market Inc.	12,948	534
Dr Pepper Snapple Group Inc.	6,918	530
Brown-Forman Corp. Class B	5,425	511
Hershey Co.	5,273	490
Clorox Co.	4,536	488
Bunge Ltd.	5,196	481
JM Smucker Co.	3,662	434
Tyson Foods Inc. Class A	10,218	434
Keurig Green Mountain Inc.	4,995	431
Church & Dwight Co. Inc.	4,808	404
Coca-Cola Enterprises Inc.	8,347	369
McCormick & Co. Inc.	4,547	357
Molson Coors Brewing Co. Class B	4,736	348
Energizer Holdings Inc.	2,149	305
* Rite Aid Corp.	33,985	296
Campbell Soup Co.	6,054	293
* WhiteWave Foods Co. Class A	6,076	292
Hormel Foods Corp.	4,662	267
* Hain Celestial Group Inc.	3,541	224
Ingredion Inc.	2,609	214
GNC Holdings Inc. Class A	3,247	145
Flowers Foods Inc.	6,165	138
* Herbalife Ltd.	2,645	138
Casey's General Stores Inc.	1,373	120
* United Natural Foods Inc.	1,714	115
* Sprouts Farmers Market Inc.	3,432	103
* TreeHouse Foods Inc.	1,438	103
* Post Holdings Inc.	1,834	79
* Boston Beer Co. Inc. Class A	298	79
Pinnacle Foods Inc.	1,852	78
Spectrum Brands Holdings Inc.	730	71
Sanderson Farms Inc.	840	69
Cal-Maine Foods Inc.	1,119	63
Dean Foods Co.	3,334	61
* SUPERVALU Inc.	6,897	61
Vector Group Ltd.	2,677	59
Pilgrim's Pride Corp.	2,304	59
J&J Snack Foods Corp.	541	58
B&G Foods Inc.	1,883	58
Lancaster Colony Corp.	639	57
Snyder's-Lance Inc.	1,751	52
* Fresh Market Inc.	1,482	47
Core-Mark Holding Co. Inc.	862	46
Fresh Del Monte Produce Inc.	1,230	46
Andersons Inc.	1,026	46
Universal Corp.	878	45
WD-40 Co.	510	43
SpartanNash Co.	1,274	40
* Seaboard Corp.	11	38
* USANA Health Sciences Inc.	218	28
* Diplomat Pharmacy Inc.	659	25
Calavo Growers Inc.	491	25
Tootsie Roll Industries Inc.	769	24
* Diamond Foods Inc.	811	23
Ingles Markets Inc. Class A	470	23
Coca-Cola Bottling Co. Consolidated	185	21
* Boulder Brands Inc.	2,083	19

Weis Markets Inc.	422	18
John B Sanfilippo & Son Inc.	349	18
* Chefs' Warehouse Inc.	716	13
* Medifast Inc.	364	12
PetMed Express Inc.	556	9
* Smart & Final Stores Inc.	535	9
* Freshpet Inc.	429	9
Orchids Paper Products Co.	371	8
* Omega Protein Corp.	545	8
* National Beverage Corp.	311	6
* Seneca Foods Corp. Class A	226	6
* Natural Grocers by Vitamin Cottage Inc.	262	6
Limoneira Co.	270	6
Village Super Market Inc. Class A	172	6
* Fairway Group Holdings Corp.	1,182	5
* Nutraceutical International Corp.	234	5
* Roundy's Inc.	1,249	4
Alico Inc.	81	4
* Farmer Bros Co.	160	4
Nature's Sunshine Products Inc.	298	4
* Inventure Foods Inc.	387	4
* Alliance One International Inc.	2,418	3
* Synutra International Inc.	478	3
* Craft Brew Alliance Inc.	287	3
* Lifeway Foods Inc.	129	2
Liberator Medical Holdings Inc.	863	2
* 22nd Century Group Inc.	1,112	1
* Female Health Co.	498	1
* PhotoMedex Inc.	373	1
		60,845
Energy (7.2%)
Exxon Mobil Corp.	150,733	12,842
Chevron Corp.	66,819	6,882
Schlumberger Ltd.	45,648	4,143
ConocoPhillips	43,093	2,744
Occidental Petroleum Corp.	27,576	2,156
Kinder Morgan Inc.	47,667	1,978
EOG Resources Inc.	19,182	1,701
Phillips 66	19,862	1,571
Anadarko Petroleum Corp.	17,729	1,482
Halliburton Co.	29,643	1,346
Williams Cos. Inc.	26,220	1,340
Valero Energy Corp.	18,731	1,110
Baker Hughes Inc.	15,304	987
Devon Energy Corp.	14,319	934
Marathon Petroleum Corp.	8,348	864
Spectra Energy Corp.	23,542	828
Apache Corp.	13,539	810
Pioneer Natural Resources Co.	5,024	743
National Oilwell Varco Inc.	13,858	682
Marathon Oil Corp.	23,773	646
* Cheniere Energy Inc.	8,367	634
Hess Corp.	8,896	601
Noble Energy Inc.	13,648	598
* Concho Resources Inc.	4,233	509
Cabot Oil & Gas Corp.	14,711	500
EQT Corp.	5,356	456

Tesoro Corp.	4,571	405
Cimarex Energy Co.	3,032	350
* Cameron International Corp.	6,750	346
* Southwestern Energy Co.	13,394	345
* FMC Technologies Inc.	8,195	342
Range Resources Corp.	5,710	316
ONEOK Inc.	7,243	304
HollyFrontier Corp.	6,920	288
Murphy Oil Corp.	6,253	272
Chesapeake Energy Corp.	18,351	259
Helmerich & Payne Inc.	3,371	246
* Whiting Petroleum Corp.	7,195	237
* Dresser-Rand Group Inc.	2,684	227
CONSOL Energy Inc.	8,009	223
* Newfield Exploration Co.	5,743	217
Energen Corp.	2,567	178
Oceaneering International Inc.	3,484	177
Targa Resources Corp.	1,699	156
Nabors Industries Ltd.	10,492	155
Seadrill Ltd.	12,597	150
* Gulfport Energy Corp.	3,356	145
* Continental Resources Inc.	2,973	135
* First Solar Inc.	2,609	130
* Cobalt International Energy Inc.	12,619	128
Superior Energy Services Inc.	5,507	127
World Fuel Services Corp.	2,516	126
SM Energy Co.	2,337	122
* Diamondback Energy Inc.	1,562	122
QEP Resources Inc.	6,218	117
SemGroup Corp. Class A	1,473	116
Patterson-UTI Energy Inc.	5,189	105
* Dril-Quip Inc.	1,368	103
* WPX Energy Inc.	7,268	94
Rowan Cos. plc Class A	4,350	93
Denbury Resources Inc.	12,612	93
* SolarCity Corp.	1,535	92
* Carrizo Oil & Gas Inc.	1,823	91
* NOW Inc.	3,806	88
* PDC Energy Inc.	1,437	86
California Resources Corp.	10,874	85
* Oasis Petroleum Inc.	5,002	85
Golar LNG Ltd.	1,755	83
Western Refining Inc.	1,782	78
* Antero Resources Corp.	1,953	78
* Ultra Petroleum Corp.	5,572	78
Delek US Holdings Inc.	2,025	77
* Matador Resources Co.	2,751	76
Diamond Offshore Drilling Inc.	2,363	72
Atwood Oceanics Inc.	2,264	70
Exterran Holdings Inc.	2,033	67
* Oil States International Inc.	1,609	66
PBF Energy Inc. Class A	2,360	63
* Rosetta Resources Inc.	2,708	63
* Helix Energy Solutions Group Inc.	3,764	59
* Laredo Petroleum Inc.	4,266	58
* Unit Corp.	1,740	55
* SunPower Corp. Class A	1,651	50

* McDermott International Inc.	8,574	47
Green Plains Inc.	1,377	45
* SEACOR Holdings Inc.	630	44
* Forum Energy Technologies Inc.	2,116	44
* Rice Energy Inc.	1,923	42
TerraForm Power Inc. Class A	934	37
* Kosmos Energy Ltd.	4,032	36
SunCoke Energy Inc.	2,188	36
* Memorial Resource Development Corp.	1,868	35
* Parsley Energy Inc. Class A	1,964	34
* Synergy Resources Corp.	2,836	33
Peabody Energy Corp.	9,300	31
* Hornbeck Offshore Services Inc.	1,374	31
RPC Inc.	2,013	29
CARBO Ceramics Inc.	648	28
* Stone Energy Corp.	2,030	28
* Bonanza Creek Energy Inc.	1,288	27
* C&J Energy Services Ltd.	1,772	27
Frank's International NV	1,280	25
* Newpark Resources Inc.	2,819	24
* RSP Permian Inc.	835	24
CVR Energy Inc.	550	21
* Flotek Industries Inc.	1,714	20
* SandRidge Energy Inc.	15,779	19
* Clean Energy Fuels Corp.	2,498	19
* EP Energy Corp. Class A	1,365	18
* Era Group Inc.	833	17
* RigNet Inc.	482	17
* Northern Oil and Gas Inc.	2,484	17
* Sanchez Energy Corp.	1,672	17
* TETRA Technologies Inc.	2,670	17
* Callon Petroleum Co.	2,128	17
* Matrix Service Co.	923	16
* Pioneer Energy Services Corp.	2,122	15
* PowerSecure International Inc.	987	15
* Parker Drilling Co.	4,190	14
* Bill Barrett Corp.	1,578	14
* REX American Resources Corp.	213	14
Tesco Corp.	1,114	13
* Triangle Petroleum Corp.	2,387	12
* Cloud Peak Energy Inc.	2,097	12
* Magnum Hunter Resources Corp.	6,451	12
* Westmoreland Coal Co.	456	12
* Vivint Solar Inc.	813	12
* Renewable Energy Group Inc.	1,086	12
Civeo Corp.	2,820	11
Alon USA Energy Inc.	634	11
* Abraxas Petroleum Corp.	3,424	10
* Gastar Exploration Inc.	3,228	10
* FuelCell Energy Inc.	7,943	10
^ Energy XXI Ltd.	2,779	10
* Key Energy Services Inc.	4,255	10
* Pacific Ethanol Inc.	807	9
* Basic Energy Services Inc.	1,055	9
* Halcon Resources Corp.	8,433	9
* Penn Virginia Corp.	1,893	9
* Approach Resources Inc.	1,240	9

* Clayton Williams Energy Inc.	164	8
* Rex Energy Corp.	1,675	8
* Geospace Technologies Corp.	403	8
* Natural Gas Services Group Inc.	341	8
Panhandle Oil and Gas Inc. Class A	382	8
* Contango Oil & Gas Co.	552	8
* Trecora Resources	550	8
* Seventy Seven Energy Inc.	1,273	8
EXCO Resources Inc.	4,710	7
* EnerNOC Inc.	723	7
* FMSA Holdings Inc.	763	7
* Solazyme Inc.	2,120	7
* Eclipse Resources Corp.	925	6
* Ring Energy Inc.	506	6
* ION Geophysical Corp.	4,006	6
Comstock Resources Inc.	1,581	6
* Nuverra Environmental Solutions Inc.	1,085	6
W&T Offshore Inc.	957	5
Nordic American Offshore Ltd.	557	5
Gulf Island Fabrication Inc.	397	4
* Enphase Energy Inc.	433	4
* Ameresco Inc. Class A	541	4
* VAALCO Energy Inc.	1,618	4
* Capstone Turbine Corp.	8,359	4
* Isramco Inc.	28	3
* Alpha Natural Resources Inc.	6,865	3
* TransAtlantic Petroleum Ltd.	619	3
North Atlantic Drilling Ltd.	2,489	3
* Arch Coal Inc.	6,582	3
* Hercules Offshore Inc.	4,983	3
Evolution Petroleum Corp.	463	3
* Resolute Energy Corp.	2,594	3
* Goodrich Petroleum Corp.	1,096	3
* Jones Energy Inc. Class A	303	3
* PetroQuest Energy Inc.	1,576	3
* Swift Energy Co.	1,196	3
Adams Resources & Energy Inc.	58	2
* Independence Contract Drilling Inc.	316	2
* Harvest Natural Resources Inc.	1,148	2
* Willbros Group Inc.	1,101	2
Hallador Energy Co.	238	2
* Vantage Drilling Co.	5,531	2
Walter Energy Inc.	3,925	2
* Mitcham Industries Inc.	355	1
* Warren Resources Inc.	1,977	1
* FX Energy Inc.	1,472	1
* Amyris Inc.	561	1
* Midstates Petroleum Co. Inc.	904	1
* Glori Energy Inc.	340	1
* Profire Energy Inc.	367	1
* Miller Energy Resources Inc.	844	—
* Emerald Oil Inc.	76	—
Sabine Oil & Gas Corp.	50	—
		59,061
Financial Services (19.2%)
Wells Fargo & Co.	167,626	9,380
* Berkshire Hathaway Inc. Class B	64,242	9,187

JPMorgan Chase & Co.	132,843	8,738
Bank of America Corp.	369,100	6,090
Citigroup Inc.	106,626	5,766
Visa Inc. Class A	70,402	4,835
MasterCard Inc. Class A	35,286	3,255
Goldman Sachs Group Inc.	15,696	3,236
American International Group Inc.	48,172	2,823
US Bancorp	60,296	2,599
American Express Co.	31,842	2,538
Morgan Stanley	53,835	2,056
Simon Property Group Inc.	10,903	1,978
PNC Financial Services Group Inc.	18,750	1,794
Bank of New York Mellon Corp.	40,029	1,736
MetLife Inc.	32,842	1,716
Capital One Financial Corp.	20,064	1,677
BlackRock Inc.	4,475	1,637
American Tower Corporation	14,831	1,376
Prudential Financial Inc.	16,148	1,366
ACE Ltd.	11,854	1,262
Charles Schwab Corp.	39,460	1,249
State Street Corp.	15,108	1,177
Travelers Cos. Inc.	11,281	1,141
Marsh & McLennan Cos. Inc.	19,292	1,123
CME Group Inc.	11,191	1,054
Aon plc	9,837	996
BB&T Corp.	25,220	995
Aflac Inc.	15,941	992
McGraw Hill Financial Inc.	9,556	991
Public Storage	5,042	976
Allstate Corp.	14,352	966
Intercontinental Exchange Inc.	4,043	957
Crown Castle International Corp.	11,717	956
Equity Residential	12,678	942
Discover Financial Services	15,550	906
Health Care REIT Inc.	12,228	859
Ameriprise Financial Inc.	6,665	830
SunTrust Banks Inc.	18,705	798
Chubb Corp.	8,093	789
AvalonBay Communities Inc.	4,552	758
Ventas Inc.	11,336	754
T. Rowe Price Group Inc.	9,229	745
Franklin Resources Inc.	13,938	710
* Fiserv Inc.	8,758	702
Boston Properties Inc.	5,378	699
Prologis Inc.	17,559	695
Moody's Corp.	6,284	679
Vornado Realty Trust	6,589	658
Fidelity National Information Services Inc.	10,121	635
HCP Inc.	16,113	624
Northern Trust Corp.	8,320	620
* Alliance Data Systems Corp.	2,070	617
Hartford Financial Services Group Inc.	14,932	614
Invesco Ltd.	15,222	606
Fifth Third Bancorp	29,927	606
Weyerhaeuser Co.	18,522	603
Progressive Corp.	20,846	570
General Growth Properties Inc.	19,966	566

M&T Bank Corp.	4,631	560
Principal Financial Group Inc.	10,365	536
Equinix Inc.	1,991	534
Host Hotels & Resorts Inc.	26,664	531
Lincoln National Corp.	9,293	530
Thomson Reuters Corp.	12,528	501
Essex Property Trust Inc.	2,206	491
Regions Financial Corp.	48,631	491
Loews Corp.	11,494	461
Macerich Co.	5,576	458
KeyCorp	31,178	455
* FleetCor Technologies Inc.	2,929	446
* Affiliated Managers Group Inc.	1,954	437
Equifax Inc.	4,312	433
Western Union Co.	19,048	418
XL Group plc Class A	10,691	403
SL Green Realty Corp.	3,376	401
* Markel Corp.	487	376
Realty Income Corp.	8,229	375
* CBRE Group Inc. Class A	9,761	373
FNF Group	9,650	366
TD Ameritrade Holding Corp.	9,366	348
Annaly Capital Management Inc.	33,011	345
Kimco Realty Corp.	14,300	343
Huntington Bancshares Inc.	28,840	321
Leucadia National Corp.	12,855	317
Federal Realty Investment Trust	2,348	316
Unum Group	8,969	314
Digital Realty Trust Inc.	4,716	311
Comerica Inc.	6,330	310
* E*TRADE Financial Corp.	10,054	296
CIT Group Inc.	6,376	295
First Republic Bank	4,820	292
Everest Re Group Ltd.	1,607	292
Cincinnati Financial Corp.	5,698	288
UDR Inc.	8,759	285
* Arch Capital Group Ltd.	4,435	283
Extra Space Storage Inc.	4,040	283
Arthur J Gallagher & Co.	5,810	281
American Realty Capital Properties Inc.	31,634	281
New York Community Bancorp Inc.	15,508	275
* Alleghany Corp.	575	273
Navient Corp.	14,036	270
Jones Lang LaSalle Inc.	1,556	270
Torchmark Corp.	4,590	262
American Capital Agency Corp.	12,302	257
Plum Creek Timber Co. Inc.	6,175	255
Raymond James Financial Inc.	4,351	253
MSCI Inc. Class A	4,067	252
Global Payments Inc.	2,376	248
* Signature Bank	1,755	245
FactSet Research Systems Inc.	1,479	244
Total System Services Inc.	5,908	243
Lazard Ltd. Class A	4,352	242
* Realogy Holdings Corp.	5,144	241
* SVB Financial Group	1,763	238
Iron Mountain Inc.	6,463	236

Alexandria Real Estate Equities Inc.	2,527	234
Broadridge Financial Solutions Inc.	4,205	228
Reinsurance Group of America Inc. Class A	2,422	227
Duke Realty Corp.	11,481	225
Camden Property Trust	2,982	224
SEI Investments Co.	4,628	221
WP Carey Inc.	3,462	220
PartnerRe Ltd.	1,677	220
East West Bancorp Inc.	5,020	215
* Ally Financial Inc.	9,497	215
NASDAQ OMX Group Inc.	4,071	211
Kilroy Realty Corp.	3,009	208
Voya Financial Inc.	4,563	207
Zions Bancorporation	7,066	204
* Howard Hughes Corp.	1,381	203
Regency Centers Corp.	3,218	203
Mid-America Apartment Communities Inc.	2,619	200
HCC Insurance Holdings Inc.	3,481	199
Starwood Property Trust Inc.	8,324	199
Axis Capital Holdings Ltd.	3,600	198
Legg Mason Inc.	3,685	197
Omega Healthcare Investors Inc.	5,449	196
Apartment Investment & Management Co.	5,098	193
Jack Henry & Associates Inc.	2,957	192
Liberty Property Trust	5,181	181
CBOE Holdings Inc.	3,052	179
DDR Corp.	10,521	178
* Vantiv Inc. Class A	4,443	178
NorthStar Realty Finance Corp.	9,714	176
Hudson City Bancorp Inc.	18,423	175
WR Berkley Corp.	3,574	175
National Retail Properties Inc.	4,630	174
Eaton Vance Corp.	4,247	172
People's United Financial Inc.	10,961	171
Assurant Inc.	2,561	169
Spirit Realty Capital Inc.	15,502	167
Taubman Centers Inc.	2,236	166
Senior Housing Properties Trust	8,255	165
Dun & Bradstreet Corp.	1,290	165
RenaissanceRe Holdings Ltd.	1,607	164
American Financial Group Inc.	2,579	164
Hospitality Properties Trust	5,323	161
Equity LifeStyle Properties Inc.	2,916	160
PacWest Bancorp	3,551	159
Assured Guaranty Ltd.	5,381	154
* WEX Inc.	1,354	154
City National Corp.	1,659	153
* Zillow Group Inc. Class A	1,671	153
American Campus Communities Inc.	3,906	152
* SLM Corp.	14,744	151
Citizens Financial Group Inc.	5,626	151
Investors Bancorp Inc.	12,482	150
Home Properties Inc.	2,016	150
Allied World Assurance Co. Holdings AG	3,511	149
BioMed Realty Trust Inc.	7,215	147
Douglas Emmett Inc.	4,965	146
LaSalle Hotel Properties	3,993	146

* Synchrony Financial	4,504	145
NorthStar Asset Management Group Inc.	6,524	143
Waddell & Reed Financial Inc. Class A	2,981	142
Weingarten Realty Investors	4,221	142
Old Republic International Corp.	9,150	141
Corrections Corp. of America	4,014	141
White Mountains Insurance Group Ltd.	216	140
* Genworth Financial Inc. Class A	17,579	140
RLJ Lodging Trust	4,615	139
Synovus Financial Corp.	4,800	139
Two Harbors Investment Corp.	13,007	139
CubeSmart	5,792	138
Brown & Brown Inc.	4,204	136
Commerce Bancshares Inc.	3,038	136
Cullen/Frost Bankers Inc.	1,845	135
First American Financial Corp.	3,778	135
Highwoods Properties Inc.	3,179	133
* Forest City Enterprises Inc. Class A	5,739	132
Prosperity Bancshares Inc.	2,447	131
LPL Financial Holdings Inc.	3,061	131
CNO Financial Group Inc.	7,188	129
Bank of the Ozarks Inc.	2,942	129
* MGIC Investment Corp.	11,744	127
Retail Properties of America Inc.	8,392	126
* Stifel Financial Corp.	2,347	125
* CoreLogic Inc.	3,201	125
First Horizon National Corp.	8,436	125
Validus Holdings Ltd.	2,888	124
Radian Group Inc.	6,853	123
Webster Financial Corp.	3,237	123
New Residential Investment Corp.	7,104	121
BankUnited Inc.	3,553	119
* Popular Inc.	3,585	116
FirstMerit Corp.	5,916	116
Federated Investors Inc. Class B	3,326	116
MarketAxess Holdings Inc.	1,298	115
Rayonier Inc.	4,439	115
Sovran Self Storage Inc.	1,254	114
* Equity Commonwealth	4,428	114
EPR Properties	1,976	114
* Strategic Hotels & Resorts Inc.	9,419	114
Columbia Property Trust Inc.	4,339	113
Hanover Insurance Group Inc.	1,583	113
First Niagara Financial Group Inc.	12,608	112
StanCorp Financial Group Inc.	1,500	111
Gaming and Leisure Properties Inc.	3,007	110
* Communications Sales & Leasing Inc.	4,213	110
Sunstone Hotel Investors Inc.	7,190	110
Post Properties Inc.	1,925	109
* Euronet Worldwide Inc.	1,826	109
Healthcare Trust of America Inc. Class A	4,400	109
Pebblebrook Hotel Trust	2,531	109
Sun Communities Inc.	1,684	106
Tanger Factory Outlet Centers Inc.	3,122	105
* Chimera Investment Corp.	7,268	105
Aspen Insurance Holdings Ltd.	2,244	104
MFA Financial Inc.	12,921	103

CBL & Associates Properties Inc.	5,731	101
Fair Isaac Corp.	1,148	101
Umpqua Holdings Corp.	5,719	101
Colony Capital Inc. Class A	3,864	99
GEO Group Inc.	2,600	99
Associated Banc-Corp	5,180	98
Medical Properties Trust Inc.	7,213	98
* PRA Group Inc.	1,721	98
PrivateBancorp Inc.	2,559	98
Endurance Specialty Holdings Ltd.	1,599	97
Janus Capital Group Inc.	5,327	97
Bank of Hawaii Corp.	1,540	97
Paramount Group Inc.	5,249	96
TCF Financial Corp.	6,034	95
DCT Industrial Trust Inc.	2,902	95
United Bankshares Inc.	2,492	94
Susquehanna Bancshares Inc.	6,622	92
WP GLIMCHER Inc.	6,523	92
Piedmont Office Realty Trust Inc. Class A	5,307	91
ProAssurance Corp.	1,992	90
National Health Investors Inc.	1,358	90
DiamondRock Hospitality Co.	6,727	89
American Homes 4 Rent Class A	5,270	88
Brandywine Realty Trust	6,204	87
Cathay General Bancorp	2,862	86
Ryman Hospitality Properties Inc.	1,562	86
Hancock Holding Co.	2,949	86
* Texas Capital Bancshares Inc.	1,571	85
FNB Corp.	6,323	85
* Western Alliance Bancorp	2,712	85
BancorpSouth Inc.	3,414	83
First Citizens BancShares Inc. Class A	342	82
Corporate Office Properties Trust	3,196	82
Fulton Financial Corp.	6,454	82
Primerica Inc.	1,810	80
Wintrust Financial Corp.	1,580	79
Healthcare Realty Trust Inc.	3,318	79
WisdomTree Investments Inc.	3,680	79
Financial Engines Inc.	1,817	78
Urban Edge Properties	3,576	77
Advent Software Inc.	1,757	77
RLI Corp.	1,559	76
Cousins Properties Inc.	7,857	76
First Industrial Realty Trust Inc.	3,873	76
Acadia Realty Trust	2,429	75
Valley National Bancorp	7,685	75
Hudson Pacific Properties Inc.	2,460	75
Glacier Bancorp Inc.	2,646	74
DuPont Fabros Technology Inc.	2,304	74
* Santander Consumer USA Holdings Inc.	2,996	73
MB Financial Inc.	2,251	73
Washington Federal Inc.	3,224	71
IBERIABANK Corp.	1,101	71
First Financial Bankshares Inc.	2,348	71
Interactive Brokers Group Inc.	1,967	70
Kennedy-Wilson Holdings Inc.	2,736	70
Lexington Realty Trust	7,479	69

Alexander & Baldwin Inc.	1,670	69
Erie Indemnity Co. Class A	835	68
Symetra Financial Corp.	2,772	68
UMB Financial Corp.	1,301	67
Heartland Payment Systems Inc.	1,256	67
Invesco Mortgage Capital Inc.	4,180	66
* Blackhawk Network Holdings Inc.	1,919	66
AmTrust Financial Services Inc.	1,090	66
American Equity Investment Life Holding Co.	2,580	66
Home BancShares Inc.	1,897	65
Chesapeake Lodging Trust	2,023	63
EastGroup Properties Inc.	1,124	63
Pinnacle Financial Partners Inc.	1,257	62
Columbia Banking System Inc.	2,056	62
Evercore Partners Inc. Class A	1,217	62
Capitol Federal Financial Inc.	5,101	62
CVB Financial Corp.	3,732	61
South State Corp.	852	61
Chambers Street Properties	8,011	61
Hatteras Financial Corp.	3,385	61
Associated Estates Realty Corp.	2,122	61
BOK Financial Corp.	923	60
EverBank Financial Corp.	3,201	59
Equity One Inc.	2,379	59
BGC Partners Inc. Class A	6,165	58
Empire State Realty Trust Inc.	3,203	58
* Hilltop Holdings Inc.	2,645	58
Old National Bancorp	4,234	58
* Cardtronics Inc.	1,565	57
Sabra Health Care REIT Inc.	2,145	57
Education Realty Trust Inc.	1,720	57
Washington REIT	2,259	57
Trustmark Corp.	2,368	56
Argo Group International Holdings Ltd.	1,064	56
New York REIT Inc.	6,029	56
Retail Opportunity Investments Corp.	3,359	55
Pennsylvania REIT	2,447	55
* Credit Acceptance Corp.	236	54
Mercury General Corp.	976	54
Selective Insurance Group Inc.	1,996	54
FelCor Lodging Trust Inc.	5,009	54
Kemper Corp.	1,490	53
* BofI Holding Inc.	557	52
LTC Properties Inc.	1,242	52
EVERTEC Inc.	2,334	52
CYS Investments Inc.	5,795	52
Gramercy Property Trust Inc.	1,943	52
Morningstar Inc.	667	52
Potlatch Corp.	1,416	51
Mack-Cali Realty Corp.	3,015	51
Community Bank System Inc.	1,443	51
Horace Mann Educators Corp.	1,475	51
Parkway Properties Inc.	2,930	50
International Bancshares Corp.	1,926	50
PS Business Parks Inc.	685	50
* FNFV Group	3,254	50
First Midwest Bancorp Inc.	2,797	50

CyrusOne Inc.	1,538	50
Government Properties Income Trust	2,541	50
Montpelier Re Holdings Ltd.	1,302	50
Ramco-Gershenson Properties Trust	2,874	49
* First Cash Financial Services Inc.	1,038	48
American Assets Trust Inc.	1,226	48
Hersha Hospitality Trust Class A	7,420	47
National Penn Bancshares Inc.	4,410	47
Redwood Trust Inc.	2,904	47
* Enstar Group Ltd.	306	46
PennyMac Mortgage Investment Trust	2,500	46
* iStar Financial Inc.	3,188	45
HFF Inc. Class A	1,113	45
Brixmor Property Group Inc.	1,804	45
* Eagle Bancorp Inc.	1,103	44
Artisan Partners Asset Management Inc. Class A	992	44
Sterling Bancorp	3,219	43
Independent Bank Corp.	958	43
BBCN Bancorp Inc.	2,997	43
Northwest Bancshares Inc.	3,559	43
Summit Hotel Properties Inc.	3,213	43
Capstead Mortgage Corp.	3,607	43
* LendingClub Corp.	2,221	43
* Essent Group Ltd.	1,665	42
STAG Industrial Inc.	1,941	41
Greenhill & Co. Inc.	1,059	41
* MBIA Inc.	4,551	41
LegacyTexas Financial Group Inc.	1,567	41
* Springleaf Holdings Inc. Class A	846	40
Westamerica Bancorporation	868	40
Park National Corp.	467	39
TFS Financial Corp.	2,585	38
Astoria Financial Corp.	2,897	38
Physicians Realty Trust	2,301	37
Altisource Residential Corp.	2,061	37
Chemical Financial Corp.	1,219	37
Union Bankshares Corp.	1,684	36
* HRG Group Inc.	2,772	36
Provident Financial Services Inc.	2,000	36
NBT Bancorp Inc.	1,463	36
United Community Banks Inc.	1,869	36
ARMOUR Residential REIT Inc.	11,783	35
* St. Joe Co.	2,203	35
Chatham Lodging Trust	1,256	35
Excel Trust Inc.	2,204	35
CoreSite Realty Corp.	737	35
* Ambac Financial Group Inc.	1,483	35
* Ocwen Financial Corp.	3,411	35
Franklin Street Properties Corp.	2,974	35
CNA Financial Corp.	884	34
First Financial Bancorp	1,956	34
WesBanco Inc.	1,069	34
Boston Private Financial Holdings Inc.	2,692	34
Apollo Commercial Real Estate Finance Inc.	1,945	33
* Encore Capital Group Inc.	834	33
Starwood Waypoint Residential Trust	1,299	33
Simmons First National Corp. Class A	759	33

Virtus Investment Partners Inc.	258	32
New York Mortgage Trust Inc.	4,014	32
Nelnet Inc. Class A	762	31
Renasant Corp.	1,059	31
First Commonwealth Financial Corp.	3,418	31
American Capital Mortgage Investment Corp.	1,779	31
Banner Corp.	688	31
Investment Technology Group Inc.	1,139	31
Kite Realty Group Trust	1,122	30
Banco Latinoamericano de Comercio Exterior SA	995	30
Universal Insurance Holdings Inc.	1,171	30
Ameris Bancorp	1,183	30
Inland Real Estate Corp.	2,935	30
Terreno Realty Corp.	1,456	30
* Navigators Group Inc.	381	30
Select Income REIT	1,261	30
Alexander's Inc.	73	29
* Greenlight Capital Re Ltd. Class A	961	29
First Merchants Corp.	1,260	29
Infinity Property & Casualty Corp.	403	29
Stewart Information Services Corp.	774	29
S&T Bancorp Inc.	1,053	29
AMERISAFE Inc.	666	28
* Third Point Reinsurance Ltd.	1,935	28
Brookline Bancorp Inc.	2,526	28
Wilshire Bancorp Inc.	2,485	27
Rexford Industrial Realty Inc.	1,880	27
Tompkins Financial Corp.	530	27
Investors Real Estate Trust	3,633	26
* Piper Jaffray Cos.	554	26
American National Insurance Co.	254	26
Safety Insurance Group Inc.	466	26
Maiden Holdings Ltd.	1,845	26
Employers Holdings Inc.	1,138	26
Ashford Hospitality Trust Inc.	2,984	26
Berkshire Hills Bancorp Inc.	924	25
Hanmi Financial Corp.	1,144	25
* World Acceptance Corp.	309	25
City Holding Co.	557	25
National General Holdings Corp.	1,289	25
Cardinal Financial Corp.	1,212	25
* Capital Bank Financial Corp.	876	25
Cohen & Steers Inc.	665	25
Oritani Financial Corp.	1,683	25
Cash America International Inc.	915	25
* First BanCorp	4,004	24
State Bank Financial Corp.	1,189	24
National Bank Holdings Corp. Class A	1,269	24
Sandy Spring Bancorp Inc.	926	24
* Cowen Group Inc. Class A	4,093	24
Southside Bancshares Inc.	897	24
Northfield Bancorp Inc.	1,622	24
United Fire Group Inc.	772	24
United Financial Bancorp Inc.	1,861	23
TrustCo Bank Corp. NY	3,464	23
Rouse Properties Inc.	1,354	23
Lakeland Financial Corp.	590	23

InfraREIT Inc.	765	23
* Customers Bancorp Inc.	911	23
Western Asset Mortgage Capital Corp.	1,488	23
* American Residential Properties Inc.	1,217	23
Flushing Financial Corp.	1,156	22
Diamond Hill Investment Group Inc.	116	22
WSFS Financial Corp.	887	22
Silver Bay Realty Trust Corp.	1,413	22
OFG Bancorp	1,638	22
TowneBank	1,365	21
Universal Health Realty Income Trust	448	21
FBL Financial Group Inc. Class A	372	21
Heartland Financial USA Inc.	624	21
First Potomac Realty Trust	2,077	21
* Xoom Corp.	1,114	21
STORE Capital Corp.	1,002	21
Washington Trust Bancorp Inc.	554	21
* INTL. FCStone Inc.	590	21
AG Mortgage Investment Trust Inc.	1,095	21
QTS Realty Trust Inc. Class A	553	21
Dime Community Bancshares Inc.	1,249	20
National Western Life Insurance Co. Class A	83	20
* Walter Investment Management Corp.	1,229	20
Cass Information Systems Inc.	406	20
Apollo Residential Mortgage Inc.	1,270	20
* First NBC Bank Holding Co.	592	20
* Walker & Dunlop Inc.	813	20
Stock Yards Bancorp Inc.	570	20
* Global Cash Access Holdings Inc.	2,551	20
Anworth Mortgage Asset Corp.	3,791	20
Cedar Realty Trust Inc.	2,912	20
Heritage Financial Corp.	1,144	20
Community Trust Bancorp Inc.	594	19
Resource Capital Corp.	4,609	19
Urstadt Biddle Properties Inc. Class A	952	19
First Interstate BancSystem Inc. Class A	701	19
1st Source Corp.	604	19
RAIT Financial Trust	2,995	19
* KCG Holdings Inc. Class A	1,397	19
Waterstone Financial Inc.	1,433	19
First Busey Corp.	2,897	18
Agree Realty Corp.	598	18
Monmouth Real Estate Investment Corp.	1,875	18
Lakeland Bancorp Inc.	1,554	18
Meadowbrook Insurance Group Inc.	2,078	18
CoBiz Financial Inc.	1,494	18
BancFirst Corp.	300	17
Getty Realty Corp.	1,036	17
Great Southern Bancorp Inc.	440	17
CenterState Banks Inc.	1,392	17
Enterprise Financial Services Corp.	816	17
MainSource Financial Group Inc.	859	17
* NMI Holdings Inc. Class A	2,155	17
Dynex Capital Inc.	2,183	17
GAMCO Investors Inc.	244	17
Saul Centers Inc.	334	17
* HomeStreet Inc.	728	17

Hannon Armstrong Sustainable Infrastructure Capital Inc.	813	17
* Forestar Group Inc.	1,245	17
* Marcus & Millichap Inc.	354	17
First Financial Corp.	487	17
Westwood Holdings Group Inc.	292	17
TriCo Bancshares	702	17
* Flagstar Bancorp Inc.	878	16
* Enova International Inc.	837	16
* Yadkin Financial Corp.	812	16
Metro Bancorp Inc.	615	16
German American Bancorp Inc.	548	16
* Green Dot Corp. Class A	1,080	16
* Nationstar Mortgage Holdings Inc.	793	16
Bryn Mawr Bank Corp.	540	16
BNC Bancorp	835	15
Arlington Asset Investment Corp. Class A	740	15
* PICO Holdings Inc.	960	15
CareTrust REIT Inc.	1,138	15
Campus Crest Communities Inc.	2,557	14
ConnectOne Bancorp Inc.	743	14
OM Asset Management plc	742	14
Central Pacific Financial Corp.	612	14
Federated National Holding Co.	542	14
Gladstone Commercial Corp.	767	13
Ashford Hospitality Prime Inc.	831	13
* Seacoast Banking Corp. of Florida	874	13
Great Western Bancorp Inc.	562	13
* Pacific Premier Bancorp Inc.	821	13
* Ezcorp Inc. Class A	1,595	13
Banc of California Inc.	975	13
West Bancorporation Inc.	691	13
Peapack Gladstone Financial Corp.	623	13
* Altisource Portfolio Solutions SA	449	12
Ares Commercial Real Estate Corp.	1,046	12
Peoples Bancorp Inc.	518	12
* Beneficial Bancorp Inc.	974	12
* Blue Hills Bancorp Inc.	870	12
Hudson Valley Holding Corp.	457	12
Fidelity Southern Corp.	762	12
CorEnergy Infrastructure Trust Inc.	1,771	12
NewBridge Bancorp	1,493	12
HCI Group Inc.	269	12
Armada Hoffler Properties Inc.	1,092	12
RE/MAX Holdings Inc.	322	11
Mercantile Bank Corp.	528	11
GAIN Capital Holdings Inc.	1,127	10
* LendingTree Inc.	176	10
Independent Bank Group Inc.	255	10
* Safeguard Scientifics Inc.	576	10
Clifton Bancorp Inc.	739	10
CatchMark Timber Trust Inc. Class A	813	10
Southwest Bancorp Inc.	542	10
* Tejon Ranch Co.	382	10
First Defiance Financial Corp.	269	9
* Square 1 Financial Inc. Class A	360	9
* Ladenburg Thalmann Financial Services Inc.	2,845	9
* MoneyGram International Inc.	958	9

Bank Mutual Corp.	1,284	9
Easterly Government Properties Inc.	584	9
Consolidated-Tomoka Land Co.	163	9
Federal Agricultural Mortgage Corp.	286	9
OneBeacon Insurance Group Ltd. Class A	625	9
* Regional Management Corp.	512	9
* HomeTrust Bancshares Inc.	571	9
Preferred Bank	320	9
Univest Corp. of Pennsylvania	459	9
State Auto Financial Corp.	412	9
* Bancorp Inc.	905	9
Financial Institutions Inc.	378	9
James River Group Holdings Ltd.	365	9
State National Cos. Inc.	801	9
First Bancorp	543	9
Independent Bank Corp.	623	8
Whitestone REIT	597	8
Bank of Kentucky Financial Corp.	167	8
First of Long Island Corp.	325	8
Park Sterling Corp.	1,233	8
Stonegate Bank	272	8
Camden National Corp.	211	8
Arrow Financial Corp.	298	8
First Community Bancshares Inc.	466	8
Peoples Financial Services Corp.	207	8
Talmer Bancorp Inc. Class A	484	8
Charter Financial Corp.	634	8
* Altisource Asset Management Corp.	45	8
Suffolk Bancorp	317	8
Bank of Marin Bancorp	163	8
* NewStar Financial Inc.	723	8
Bridge Bancorp Inc.	305	8
* Anchor BanCorp Wisconsin Inc.	202	7
United Community Financial Corp.	1,361	7
* Bridge Capital Holdings	265	7
Ladder Capital Corp.	412	7
* FCB Financial Holdings Inc. Class A	254	7
* Meridian Bancorp Inc.	559	7
* TriState Capital Holdings Inc.	616	7
One Liberty Properties Inc.	322	7
Oppenheimer Holdings Inc. Class A	273	7
BankFinancial Corp.	586	7
First Connecticut Bancorp Inc.	468	7
Calamos Asset Management Inc. Class A	551	7
Fidelity & Guaranty Life	307	7
Guaranty Bancorp	406	7
* Citizens Inc. Class A	1,200	7
* Stonegate Mortgage Corp.	679	7
* eHealth Inc.	509	7
Citizens & Northern Corp.	340	7
CNB Financial Corp.	395	7
OceanFirst Financial Corp.	378	7
Republic Bancorp Inc. Class A	266	7
United Insurance Holdings Corp.	453	7
* PennyMac Financial Services Inc. Class A	348	7
Meta Financial Group Inc.	161	6
* Global Indemnity plc	234	6

Territorial Bancorp Inc.	278	6
Pacific Continental Corp.	491	6
Ames National Corp.	262	6
Kearny Financial Corp.	545	6
* Atlas Financial Holdings Inc.	313	6
Moelis & Co. Class A	202	6
* On Deck Capital Inc.	383	6
Baldwin & Lyons Inc.	253	6
Horizon Bancorp	237	6
Sierra Bancorp	336	6
Penns Woods Bancorp Inc.	132	6
* CU Bancorp	259	5
Fox Chase Bancorp Inc.	336	5
* FRP Holdings Inc.	179	5
MidWestOne Financial Group Inc.	186	5
National Bankshares Inc.	190	5
Crawford & Co. Class B	720	5
Heritage Commerce Corp.	573	5
Capital City Bank Group Inc.	351	5
American National Bankshares Inc.	215	5
First Financial Northwest Inc.	419	5
UMH Properties Inc.	490	5
Kansas City Life Insurance Co.	107	5
First Business Financial Services Inc.	106	5
Heritage Oaks Bancorp	602	5
* FBR & Co.	220	5
Merchants Bancshares Inc.	156	5
National Interstate Corp.	182	5
First Bancorp Inc.	263	4
Opus Bank	141	4
EMC Insurance Group Inc.	124	4
Northrim BanCorp Inc.	178	4
* Hallmark Financial Services Inc.	392	4
* Cascade Bancorp	857	4
* Sun Bancorp Inc.	219	4
Manning & Napier Inc.	373	4
Enterprise Bancorp Inc.	200	4
* Higher One Holdings Inc.	1,407	4
* Heritage Insurance Holdings Inc.	188	4
Owens Realty Mortgage Inc.	296	4
* JG Wentworth Co. Class A	415	4
* AV Homes Inc.	254	4
* Nicholas Financial Inc.	289	4
Trade Street Residential Inc.	506	4
Century Bancorp Inc. Class A	96	4
Old Line Bancshares Inc.	231	4
RCS Capital Corp. Class A	437	3
Macatawa Bank Corp.	649	3
MidSouth Bancorp Inc.	226	3
Donegal Group Inc. Class A	205	3
* Republic First Bancorp Inc.	842	3
* Triumph Bancorp Inc.	237	3
* Consumer Portfolio Services Inc.	492	3
* CommunityOne Bancorp	286	3
* Phoenix Cos. Inc.	162	3
Pzena Investment Management Inc. Class A	312	3
* Ashford Inc.	28	3

Resource America Inc. Class A	330	3
Independence Holding Co.	219	3
* Trupanion Inc.	260	2
Medley Management Inc. Class A	182	2
FXCM Inc. Class A	1,439	2
* Green Bancorp Inc.	144	2
Great Ajax Corp.	142	2
ServisFirst Bancshares Inc.	54	2
* C1 Financial Inc.	102	2
Palmetto Bancshares Inc.	99	2
Fifth Street Asset Management Inc.	182	2
Silvercrest Asset Management Group Inc. Class A	135	2
* UCP Inc.	188	2
* Hampton Roads Bankshares Inc.	743	1
CIFC Corp.	192	1
Tiptree Financial Inc. Class A	215	1
* BBX Capital Corp.	55	1
* Tejon Ranch Co. Warrants Exp. 08/31/2016	64	—
		157,881
Health Care (14.5%)
Johnson & Johnson	99,302	9,944
Pfizer Inc.	223,894	7,780
Merck & Co. Inc.	102,577	6,246
* Gilead Sciences Inc.	53,904	6,052
Amgen Inc.	26,573	4,152
UnitedHealth Group Inc.	34,394	4,135
AbbVie Inc.	59,077	3,934
* Actavis plc	12,760	3,915
Medtronic plc	50,195	3,831
Bristol-Myers Squibb Co.	58,166	3,758
* Biogen Inc.	8,326	3,305
* Celgene Corp.	28,108	3,217
Eli Lilly & Co.	34,531	2,725
Abbott Laboratories	52,720	2,562
* Express Scripts Holding Co.	25,762	2,245
McKesson Corp.	8,094	1,920
Thermo Fisher Scientific Inc.	14,003	1,815
Anthem Inc.	9,296	1,560
Aetna Inc.	12,546	1,480
* Regeneron Pharmaceuticals Inc.	2,769	1,419
Cigna Corp.	9,430	1,328
Baxter International Inc.	19,046	1,269
Humana Inc.	5,434	1,166
* Alexion Pharmaceuticals Inc.	6,943	1,138
Stryker Corp.	11,801	1,134
* Vertex Pharmaceuticals Inc.	8,292	1,064
Cardinal Health Inc.	11,942	1,053
Becton Dickinson and Co.	7,347	1,032
* Illumina Inc.	4,893	1,008
* Mylan NV	13,119	953
Perrigo Co. plc	4,942	940
* HCA Holdings Inc.	11,459	938
AmerisourceBergen Corp. Class A	7,927	892
Zoetis Inc.	17,585	875
* Boston Scientific Corp.	46,426	848
St. Jude Medical Inc.	9,984	736
* Cerner Corp.	10,470	705

* BioMarin Pharmaceutical Inc.	5,526	694
Zimmer Holdings Inc.	5,898	673
* Intuitive Surgical Inc.	1,265	617
* Incyte Corp.	5,095	561
* DaVita HealthCare Partners Inc.	6,266	525
* Endo International plc	6,258	524
* Hospira Inc.	5,892	521
* Mallinckrodt plc	3,987	516
* Edwards Lifesciences Corp.	3,722	487
Agilent Technologies Inc.	11,759	484
CR Bard Inc.	2,692	459
* Catamaran Corp.	7,308	437
* Henry Schein Inc.	3,018	428
* Laboratory Corp. of America Holdings	3,543	418
Universal Health Services Inc. Class B	3,144	407
Quest Diagnostics Inc.	5,035	379
* Jazz Pharmaceuticals plc	2,070	371
* Medivation Inc.	2,667	352
* Alnylam Pharmaceuticals Inc.	2,511	329
Omnicare Inc.	3,451	329
* Varian Medical Systems Inc.	3,623	314
* United Therapeutics Corp.	1,676	308
* Alkermes plc	5,036	308
Cooper Cos. Inc.	1,668	303
* Centene Corp.	4,020	303
* Hologic Inc.	8,372	299
ResMed Inc.	4,890	288
* Isis Pharmaceuticals Inc.	4,123	278
DENTSPLY International Inc.	4,964	258
* MEDNAX Inc.	3,492	249
* IDEXX Laboratories Inc.	1,682	228
* Brookdale Senior Living Inc.	5,983	226
* Community Health Systems Inc.	4,071	225
PerkinElmer Inc.	3,992	211
* QIAGEN NV	8,194	201
* Sirona Dental Systems Inc.	2,026	200
Teleflex Inc.	1,458	188
* DexCom Inc.	2,611	187
* Tenet Healthcare Corp.	3,403	181
* Synageva BioPharma Corp.	824	176
* Align Technology Inc.	2,881	175
* Health Net Inc.	2,800	174
* Puma Biotechnology Inc.	882	172
* Bluebird Bio Inc.	861	167
* athenahealth Inc.	1,340	156
* Seattle Genetics Inc.	3,612	156
* VCA Inc.	2,889	152
* Alere Inc.	2,849	147
* Team Health Holdings Inc.	2,429	142
Patterson Cos. Inc.	2,962	142
STERIS Corp.	2,117	141
West Pharmaceutical Services Inc.	2,531	137
* Dyax Corp.	5,171	136
HealthSouth Corp.	3,150	136
* Cepheid	2,448	135
* PAREXEL International Corp.	1,966	131
* WellCare Health Plans Inc.	1,516	130

* Quintiles Transnational Holdings Inc.	1,854	129
Bio-Techne Corp.	1,275	129
* Receptos Inc.	781	129
* Neurocrine Biosciences Inc.	2,912	128
* Intercept Pharmaceuticals Inc.	495	126
* Charles River Laboratories International Inc.	1,722	125
* OPKO Health Inc.	6,922	122
* LifePoint Health Inc.	1,559	117
* Impax Laboratories Inc.	2,475	116
* ACADIA Pharmaceuticals Inc.	2,769	114
* Acadia Healthcare Co. Inc.	1,535	114
* Medidata Solutions Inc.	1,850	107
* Envision Healthcare Holdings Inc.	2,882	107
Hill-Rom Holdings Inc.	2,043	105
* Akorn Inc.	2,247	103
* Bio-Rad Laboratories Inc. Class A	709	102
* Amsurg Corp.	1,515	102
* Celldex Therapeutics Inc.	3,508	101
* Pacira Pharmaceuticals Inc.	1,244	97
* Novavax Inc.	9,768	88
* Myriad Genetics Inc.	2,567	87
* Allscripts Healthcare Solutions Inc.	6,176	87
* Thoratec Corp.	1,904	86
* NuVasive Inc.	1,692	86
* Exact Sciences Corp.	3,164	85
* Clovis Oncology Inc.	899	83
* ABIOMED Inc.	1,371	82
* Horizon Pharma plc	2,518	82
* Anacor Pharmaceuticals Inc.	1,145	82
* Prestige Brands Holdings Inc.	1,765	78
* Haemonetics Corp.	1,876	78
* Bruker Corp.	3,875	77
Owens & Minor Inc.	2,275	76
Chemed Corp.	606	75
* Molina Healthcare Inc.	1,026	75
* AMAG Pharmaceuticals Inc.	962	67
* Portola Pharmaceuticals Inc. Class A	1,597	67
* Halyard Health Inc.	1,587	66
Kindred Healthcare Inc.	2,819	65
* Agios Pharmaceuticals Inc.	528	64
* Halozyme Therapeutics Inc.	3,708	64
* Magellan Health Inc.	947	64
* Globus Medical Inc.	2,413	63
* Medicines Co.	2,194	62
* Cyberonics Inc.	955	61
* WebMD Health Corp.	1,329	61
* Ligand Pharmaceuticals Inc.	688	61
* Ironwood Pharmaceuticals Inc. Class A	4,161	59
* Neogen Corp.	1,247	58
* Integra LifeSciences Holdings Corp.	864	58
* Insulet Corp.	2,023	57
* Air Methods Corp.	1,333	56
Cantel Medical Corp.	1,200	56
* ExamWorks Group Inc.	1,364	56
* Intrexon Corp.	1,310	55
* Masimo Corp.	1,567	55
* Catalent Inc.	1,711	55

*	ARIAD Pharmaceuticals Inc.	5,845	54
*	HMS Holdings Corp.	3,094	53
*	Nektar Therapeutics	4,463	51
	Theravance Inc.	3,007	51
	CONMED Corp.	913	51
*	Wright Medical Group Inc.	1,836	50
*	PTC Therapeutics Inc.	845	49
*	Lannett Co. Inc.	870	48
	Select Medical Holdings Corp.	2,932	48
*	Repligen Corp.	1,171	48
*	Pharmacyclics Inc.	181	47
*	MedAssets Inc.	2,264	47
*	Chimerix Inc.	1,129	47
*	Greatbatch Inc.	887	46
*	Insmed Inc.	2,086	46
*	Tetraphase Pharmaceuticals Inc.	1,066	46
*	Acorda Therapeutics Inc.	1,497	46
*	Omnicell Inc.	1,223	45
*	Prothena Corp. plc	1,131	45
*	ICU Medical Inc.	458	44
*	AMN Healthcare Services Inc.	1,666	44
*	Cambrex Corp.	1,096	44
*	HeartWare International Inc.	590	44
*	Endologix Inc.	2,561	43
*	Natus Medical Inc.	1,093	43
*	Achillion Pharmaceuticals Inc.	4,270	42
*	Merrimack Pharmaceuticals Inc.	3,556	42
*	TESARO Inc.	711	42
*	Premier Inc. Class A	1,083	42
*	Depomed Inc.	1,965	41
*	Sarepta Therapeutics Inc.	1,590	41
*,^ MannKind Corp.		7,854	41
	PDL BioPharma Inc.	5,980	40
	Ensign Group Inc.	850	39
	Abaxis Inc.	739	39
*	Spectranetics Corp.	1,570	39
*	KYTHERA Biopharmaceuticals Inc.	750	38
*	Cempra Inc.	1,024	38
	Analogic Corp.	422	36
*	Array BioPharma Inc.	4,565	35
*	Momenta Pharmaceuticals Inc.	1,754	35
*	Keryx Biopharmaceuticals Inc.	3,333	35
*	MiMedx Group Inc.	3,349	35
*	PharMerica Corp.	1,042	35
*	NxStage Medical Inc.	2,097	34
*	Veeva Systems Inc. Class A	1,240	34
*	ZIOPHARM Oncology Inc.	3,530	33
*	Tornier NV	1,259	33
*	Raptor Pharmaceutical Corp.	2,704	33
*	Emergent Biosolutions Inc.	1,013	32
*	Arena Pharmaceuticals Inc.	8,152	32
*	TherapeuticsMD Inc.	4,491	32
*	NewLink Genetics Corp.	735	32
*	Affymetrix Inc.	2,666	31
*	Merit Medical Systems Inc.	1,517	31
*	Zeltiq Aesthetics Inc.	1,074	30
	Quality Systems Inc.	1,856	29

* Bio-Reference Laboratories Inc.	877	29
* Omeros Corp.	1,467	29
* Relypsa Inc.	789	29
* IPC Healthcare Inc.	587	29
* Retrophin Inc.	889	28
* Cynosure Inc. Class A	786	28
* Sangamo BioSciences Inc.	2,288	28
* Amedisys Inc.	879	27
* Capital Senior Living Corp.	1,050	27
Meridian Bioscience Inc.	1,463	27
* BioCryst Pharmaceuticals Inc.	2,374	27
* Hanger Inc.	1,153	27
* PRA Health Sciences Inc.	785	26
* Cardiovascular Systems Inc.	934	26
Invacare Corp.	1,201	26
* ImmunoGen Inc.	2,854	26
* VWR Corp.	931	25
* Ophthotech Corp.	507	25
* Esperion Therapeutics Inc.	235	25
* LDR Holding Corp.	623	25
* Fluidigm Corp.	1,060	25
National HealthCare Corp.	393	25
* Ultragenyx Pharmaceutical Inc.	283	25
* Dynavax Technologies Corp.	1,079	25
* AtriCure Inc.	1,047	24
* Insys Therapeutics Inc.	395	24
US Physical Therapy Inc.	465	23
* Geron Corp.	5,994	23
* Exelixis Inc.	7,331	23
* Orthofix International NV	703	23
* Luminex Corp.	1,351	23
Atrion Corp.	60	23
* Quidel Corp.	1,023	22
* Infinity Pharmaceuticals Inc.	1,702	22
* Triple-S Management Corp. Class B	901	22
* Agenus Inc.	2,639	22
* Vascular Solutions Inc.	657	21
* OvaScience Inc.	626	21
* ZS Pharma Inc.	357	21
Computer Programs & Systems Inc.	399	21
* MacroGenics Inc.	634	21
* Acceleron Pharma Inc.	606	20
* Providence Service Corp.	420	20
* Orexigen Therapeutics Inc.	4,085	20
* Spark Therapeutics Inc.	270	20
Phibro Animal Health Corp. Class A	572	20
* Accelerate Diagnostics Inc.	887	20
* Five Prime Therapeutics Inc.	771	20
* SciClone Pharmaceuticals Inc.	2,133	20
* Albany Molecular Research Inc.	970	20
* Inovio Pharmaceuticals Inc.	2,306	19
* Rockwell Medical Inc.	1,748	19
* LHC Group Inc.	526	19
* Aegerion Pharmaceuticals Inc.	980	19
* Alder Biopharmaceuticals Inc.	443	19
* Intra-Cellular Therapies Inc.	715	19
* Surgical Care Affiliates Inc.	487	19

* Heron Therapeutics Inc.	935	18
* Kite Pharma Inc.	332	18
* Foundation Medicine Inc.	510	18
* Juno Therapeutics Inc.	345	18
* Enanta Pharmaceuticals Inc.	442	18
* Genomic Health Inc.	648	18
* Universal American Corp.	1,705	18
* Accuray Inc.	2,811	17
* Spectrum Pharmaceuticals Inc.	2,745	17
* AngioDynamics Inc.	1,043	17
* Supernus Pharmaceuticals Inc.	1,167	17
* Sagent Pharmaceuticals Inc.	737	16
* Radius Health Inc.	338	16
* Synergy Pharmaceuticals Inc.	3,759	16
* RTI Surgical Inc.	2,473	16
* Karyopharm Therapeutics Inc.	593	16
* Sequenom Inc.	4,696	16
* Progenics Pharmaceuticals Inc.	2,788	16
* STAAR Surgical Co.	1,676	16
* Anika Therapeutics Inc.	449	15
* Mirati Therapeutics Inc.	408	15
* Northwest Biotherapeutics Inc.	1,772	15
* Cerus Corp.	2,926	15
* Osiris Therapeutics Inc.	777	14
* Oncothyreon Inc.	4,225	14
* Healthways Inc.	942	14
* Xencor Inc.	787	14
* ANI Pharmaceuticals Inc.	278	14
* GenMark Diagnostics Inc.	1,520	14
* Aratana Therapeutics Inc.	1,017	14
* TG Therapeutics Inc.	866	14
* Sage Therapeutics Inc.	180	13
* Merge Healthcare Inc.	2,934	13
* Vanda Pharmaceuticals Inc.	1,302	13
* Epizyme Inc.	692	13
* OraSure Technologies Inc.	2,105	13
* Nevro Corp.	256	13
* XOMA Corp.	3,660	13
* XenoPort Inc.	2,161	13
* Sucampo Pharmaceuticals Inc. Class A	791	13
* Cross Country Healthcare Inc.	1,199	13
* Immunomedics Inc.	3,208	12
* BioDelivery Sciences International Inc.	1,446	12
* Pacific Biosciences of California Inc.	2,179	12
* Adeptus Health Inc. Class A	174	12
* CTI BioPharma Corp.	6,102	12
* Theravance Biopharma Inc.	819	11
* BioTime Inc.	2,438	11
* Arrowhead Research Corp.	1,781	11
* CorVel Corp.	312	11
* Idera Pharmaceuticals Inc.	2,812	11
* Verastem Inc.	1,224	11
* Revance Therapeutics Inc.	407	10
* INC Research Holdings Inc. Class A	296	10
* Threshold Pharmaceuticals Inc.	2,629	10
* Unilife Corp.	4,118	10
* OncoMed Pharmaceuticals Inc.	386	10

*	Rigel Pharmaceuticals Inc.	2,715	9
*	SurModics Inc.	378	9
*	Corcept Therapeutics Inc.	1,468	9
	Landauer Inc.	262	9
*	Almost Family Inc.	229	9
*	HealthEquity Inc.	326	9
*,^ Organovo Holdings Inc.		1,707	9
*	BioScrip Inc.	2,371	8
*	Zogenix Inc.	4,879	8
*	Regulus Therapeutics Inc.	576	8
	CryoLife Inc.	752	8
*	Avalanche Biotechnologies Inc.	214	8
*	Civitas Solutions Inc.	358	8
*	Antares Pharma Inc.	3,620	8
*	Coherus Biosciences Inc.	312	8
*	Atara Biotherapeutics Inc.	175	7
*	Pernix Therapeutics Holdings Inc.	1,162	7
*	ChemoCentryx Inc.	850	7
*	VIVUS Inc.	2,789	7
*	Oxford Immunotec Global plc	515	7
*	Cytokinetics Inc.	1,097	7
*	Endocyte Inc.	1,151	7
*	BioTelemetry Inc.	721	7
*	Bellicum Pharmaceuticals Inc.	280	7
*	AAC Holdings Inc.	177	7
*	Zafgen Inc.	211	7
*	Peregrine Pharmaceuticals Inc.	4,850	7
*	Lexicon Pharmaceuticals Inc.	924	7
*	Ocular Therapeutix Inc.	263	6
*	CytRx Corp.	1,523	6
*	K2M Group Holdings Inc.	239	6
*	Dermira Inc.	408	6
*	Navidea Biopharmaceuticals Inc.	4,675	6
*	Tandem Diabetes Care Inc.	482	6
*	RadNet Inc.	892	6
*	Otonomy Inc.	236	6
*	Exactech Inc.	257	6
*	Five Star Quality Care Inc.	1,185	6
*	Inogen Inc.	141	5
*	FibroGen Inc.	285	5
*	IGI Laboratories Inc.	779	5
*	Galena Biopharma Inc.	3,197	5
*	Stemline Therapeutics Inc.	355	5
	Utah Medical Products Inc.	88	5
*	POZEN Inc.	745	5
*	Synta Pharmaceuticals Corp.	2,161	5
*	BioSpecifics Technologies Corp.	97	5
*	Aerie Pharmaceuticals Inc.	408	5
*	Sunesis Pharmaceuticals Inc.	1,860	4
*	Amphastar Pharmaceuticals Inc.	282	4
*	Repros Therapeutics Inc.	599	4
*	Intersect ENT Inc.	181	4
*	Addus HomeCare Corp.	146	4
*	Immune Design Corp.	185	4
*	Sientra Inc.	177	4
*	NanoString Technologies Inc.	275	4
*	TransEnterix Inc.	782	4

National Research Corp. Class A	248	3
* Castlight Health Inc. Class B	394	3
* Versartis Inc.	221	3
* Derma Sciences Inc.	517	3
* Genesis Healthcare Inc.	528	3
* Kindred Biosciences Inc.	498	3
* Vital Therapies Inc.	142	3
* T2 Biosystems Inc.	183	3
* Cytori Therapeutics Inc.	4,437	3
* Imprivata Inc.	183	3
* Neuralstem Inc.	1,875	3
* Applied Genetic Technologies Corp.	133	3
* Ampio Pharmaceuticals Inc.	1,090	3
* Alliance HealthCare Services Inc.	138	3
* Alimera Sciences Inc.	587	3
* Flexion Therapeutics Inc.	122	2
* Bio-Path Holdings Inc.	2,002	2
* Enzo Biochem Inc.	934	2
* Symmetry Surgical Inc.	256	2
* AcelRx Pharmaceuticals Inc.	644	2
* Akebia Therapeutics Inc.	273	2
* Vitae Pharmaceuticals Inc.	170	2
* Pain Therapeutics Inc.	1,056	2
* Tokai Pharmaceuticals Inc.	182	2
* Entellus Medical Inc.	88	2
* Calithera Biosciences Inc.	194	2
* Second Sight Medical Products Inc.	123	2
* NanoViricides Inc.	1,090	2
* Dicerna Pharmaceuticals Inc.	100	2
* Ardelyx Inc.	151	2
* Galectin Therapeutics Inc.	645	2
* Ohr Pharmaceutical Inc.	573	2
* Adamas Pharmaceuticals Inc.	82	1
* Cara Therapeutics Inc.	152	1
* Veracyte Inc.	133	1
* Loxo Oncology Inc.	112	1
* NeoStem Inc.	640	1
* Flex Pharma Inc.	72	1
* Actinium Pharmaceuticals Inc.	310	1
* Genocea Biosciences Inc.	107	1
* TriVascular Technologies Inc.	203	1
* Egalet Corp.	92	1
National Research Corp. Class B	23	1
* Achaogen Inc.	118	1
* Roka Bioscience Inc.	156	—
* Eleven Biotherapeutics Inc.	127	—
* Invitae Corp.	24	—
* Accretive Health Inc.	24	—
* Tobira Therapeutics Inc.	8	—
		119,772
Materials & Processing (4.2%)
EI du Pont de Nemours & Co.	32,235	2,289
Dow Chemical Co.	42,264	2,201
Monsanto Co.	16,976	1,986
LyondellBasell Industries NV Class A	13,907	1,406
Praxair Inc.	10,283	1,263
PPG Industries Inc.	4,854	1,111

Air Products & Chemicals Inc.	7,452	1,094
Precision Castparts Corp.	5,081	1,075
Ecolab Inc.	9,357	1,073
Sherwin-Williams Co.	2,827	815
International Paper Co.	15,206	788
Freeport-McMoRan Inc.	36,460	716
Ingersoll-Rand plc	9,505	654
Sigma-Aldrich Corp.	4,185	583
Mosaic Co.	11,787	540
CF Industries Holdings Inc.	1,689	534
Nucor Corp.	11,219	531
Alcoa Inc.	41,290	516
Newmont Mining Corp.	17,585	479
Fastenal Co.	10,480	435
Vulcan Materials Co.	4,624	416
Eastman Chemical Co.	5,312	408
Celanese Corp. Class A	5,430	374
Sealed Air Corp.	7,524	366
Ball Corp.	4,856	345
International Flavors & Fragrances Inc.	2,833	337
Masco Corp.	12,423	336
Rock-Tenn Co. Class A	5,002	326
Martin Marietta Materials Inc.	2,153	321
Ashland Inc.	2,411	307
MeadWestvaco Corp.	5,846	295
* Crown Holdings Inc.	4,830	267
Acuity Brands Inc.	1,506	266
FMC Corp.	4,640	265
Airgas Inc.	2,589	264
* WR Grace & Co.	2,668	261
Valspar Corp.	2,946	246
Albemarle Corp.	3,986	240
Packaging Corp. of America	3,426	237
RPM International Inc.	4,679	234
Steel Dynamics Inc.	8,488	185
Lennox International Inc.	1,572	177
Reliance Steel & Aluminum Co.	2,756	176
Owens Corning	4,104	174
Hexcel Corp.	3,466	171
Graphic Packaging Holding Co.	11,635	166
Sonoco Products Co.	3,637	164
Bemis Co. Inc.	3,543	163
Huntsman Corp.	7,122	160
Southern Copper Corp.	5,141	154
Cytec Industries Inc.	2,499	151
Royal Gold Inc.	2,295	149
Eagle Materials Inc.	1,780	149
AptarGroup Inc.	2,317	148
NewMarket Corp.	318	146
* Owens-Illinois Inc.	5,808	139
Belden Inc.	1,527	129
Allegheny Technologies Inc.	3,802	124
United States Steel Corp.	5,012	122
Sensient Technologies Corp.	1,771	120
PolyOne Corp.	3,072	119
Watsco Inc.	926	117
Timken Co.	2,912	114

Valmont Industries Inc.	871	108
* Berry Plastics Group Inc.	3,235	108
Compass Minerals International Inc.	1,191	103
Westlake Chemical Corp.	1,449	102
Domtar Corp.	2,290	99
* Polypore International Inc.	1,632	98
Scotts Miracle-Gro Co. Class A	1,586	97
* USG Corp.	3,332	96
Axiall Corp.	2,501	94
Cabot Corp.	2,248	93
* Louisiana-Pacific Corp.	4,980	90
* Armstrong World Industries Inc.	1,565	86
Silgan Holdings Inc.	1,567	85
* Platform Specialty Products Corp.	3,249	85
Minerals Technologies Inc.	1,256	85
KapStone Paper and Packaging Corp.	3,062	82
Tahoe Resources Inc.	5,710	80
Olin Corp.	2,702	79
HB Fuller Co.	1,792	75
Carpenter Technology Corp.	1,825	75
* Masonite International Corp.	1,020	70
Commercial Metals Co.	4,316	69
* Rexnord Corp.	2,707	69
Mueller Industries Inc.	1,947	68
* Axalta Coating Systems Ltd.	1,981	68
* Chemtura Corp.	2,378	66
* Stillwater Mining Co.	4,362	63
* Trex Co. Inc.	1,236	63
Balchem Corp.	1,028	58
Apogee Enterprises Inc.	1,074	58
US Silica Holdings Inc.	1,855	57
* RBC Bearings Inc.	811	57
* MRC Global Inc.	3,608	55
* Beacon Roofing Supply Inc.	1,748	55
Kaiser Aluminum Corp.	669	54
Mueller Water Products Inc. Class A	5,654	52
* Boise Cascade Co.	1,457	52
Simpson Manufacturing Co. Inc.	1,471	50
Interface Inc. Class A	2,313	50
* Headwaters Inc.	2,471	47
Globe Specialty Metals Inc.	2,379	46
Schweitzer-Mauduit International Inc.	1,135	46
Worthington Industries Inc.	1,643	45
TimkenSteel Corp.	1,481	44
Greif Inc. Class A	1,139	43
Innophos Holdings Inc.	823	43
A Schulman Inc.	962	41
* Clearwater Paper Corp.	666	40
Hecla Mining Co.	12,769	40
* RTI International Metals Inc.	1,074	38
Quaker Chemical Corp.	441	38
* Cabot Microelectronics Corp.	815	38
Universal Forest Products Inc.	675	37
* Ferro Corp.	2,448	37
Tronox Ltd. Class A	2,200	37
Calgon Carbon Corp.	1,781	37
* AK Steel Holding Corp.	6,599	35

AAON Inc.	1,464	35
Innospec Inc.	795	34
PH Glatfelter Co.	1,430	34
Neenah Paper Inc.	557	34
Stepan Co.	641	33
Comfort Systems USA Inc.	1,384	31
Cliffs Natural Resources Inc.	5,659	30
OM Group Inc.	1,102	29
* LSB Industries Inc.	676	29
* Kraton Performance Polymers Inc.	1,207	29
Materion Corp.	744	28
* Resolute Forest Products Inc.	2,301	27
* Nortek Inc.	319	26
* Horsehead Holding Corp.	2,092	26
Deltic Timber Corp.	400	26
* Coeur Mining Inc.	4,613	25
Aceto Corp.	1,056	25
Quanex Building Products Corp.	1,350	24
Griffon Corp.	1,499	24
Haynes International Inc.	490	23
* Intrepid Potash Inc.	1,892	22
Rayonier Advanced Materials Inc.	1,332	22
* Gibraltar Industries Inc.	1,211	22
Koppers Holdings Inc.	831	21
* US Concrete Inc.	567	21
* Builders FirstSource Inc.	1,711	21
* Patrick Industries Inc.	327	20
* PGT Inc.	1,615	19
NN Inc.	702	19
* Century Aluminum Co.	1,687	19
Tredegar Corp.	949	19
* Unifi Inc.	578	19
Zep Inc.	921	18
Hawkins Inc.	419	17
Schnitzer Steel Industries Inc.	940	17
* Landec Corp.	1,130	16
Insteel Industries Inc.	791	16
* OMNOVA Solutions Inc.	2,074	16
LB Foster Co. Class A	403	15
Advanced Drainage Systems Inc.	468	14
Myers Industries Inc.	781	13
Wausau Paper Corp.	1,377	13
* NCI Building Systems Inc.	865	13
KMG Chemicals Inc.	425	13
American Vanguard Corp.	892	12
* Trinseo SA	351	10
Global Brass & Copper Holdings Inc.	595	10
* Veritiv Corp.	228	9
* Stock Building Supply Holdings Inc.	562	9
* Continental Building Products Inc.	370	8
* Ply Gem Holdings Inc.	662	8
* Rentech Inc.	6,230	7
FutureFuel Corp.	599	7
Chase Corp.	176	7
Kronos Worldwide Inc.	571	7
* Senomyx Inc.	1,161	7
* AEP Industries Inc.	120	6

	Culp Inc.	221	6
	LSI Industries Inc.	597	6
	Gold Resource Corp.	1,881	5
*	Northwest Pipe Co.	259	5
*	Installed Building Products Inc.	233	5
*	Handy & Harman Ltd.	152	5
	Olympic Steel Inc.	249	4
	Dynamic Materials Corp.	375	4
	Oil-Dri Corp. of America	133	4
*	Dixie Group Inc.	410	4
	Ampco-Pittsburgh Corp.	237	4
	Noranda Aluminum Holding Corp.	2,117	4
*	Universal Stainless & Alloy Products Inc.	189	3
	United States Lime & Minerals Inc.	53	3
*,^ Molycorp Inc.		5,641	3
*	UFP Technologies Inc.	150	3
	Omega Flex Inc.	88	3
*	Ryerson Holding Corp.	335	3
*	Shiloh Industries Inc.	166	2
*	NL Industries Inc.	186	1
*	Aspen Aerogels Inc.	176	1
*	TCP International Holdings Ltd.	222	1
*	Marrone Bio Innovations Inc.	48	—
			34,486
Other (0.0%)[2]
*	Summit Materials Inc. Class A	162	5
*	Leap Wireless International Inc CVR	1,738	4
*	Avinger Inc.	200	2
*	Furiex Pharmaceuticals Inc. CVR	213	2
*	GoDaddy Inc. Class A	75	2
*	Blueprint Medicines Corp.	70	2
*	aTyr Pharma Inc.	74	2
*	Black Knight Financial Services Inc. Class A	60	2
*	Party City Holdco Inc.	75	2
*	Collegium Pharmaceutical Inc.	93	2
*	Apigee Corp.	100	1
	Restaurant Brands International LP	32	1
*	Press Ganey Holdings Inc.	42	1
*	Virtu Financial Inc. Class A	52	1
*	Bojangles' Inc.	30	1
*	Presbia plc	100	1
*	MaxPoint Interactive Inc.	75	1
*	Neothetics Inc.	80	1
*	HTG Molecular Diagnostics Inc.	25	—
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	2,322	—
*	Cubist Pharmaceuticals, Inc. CVR	1,151	—
*	Omthera Pharmaceuticals Inc. CVR	152	—
*	Etsy Inc.	5	—
*	Durata Therapeutics Inc CVR Exp. 12/31/2018	12	—
*	Magnum Hunter Resources Corp. Warrants Exp. 04/15/2016	517	—
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	32	—
*	Gerber Scientific Inc. CVR	223	—
			33
Producer Durables (10.9%)
	General Electric Co.	351,974	9,598
	United Technologies Corp.	32,179	3,770

3M Co.	22,966	3,653
Boeing Co.	24,300	3,415
Union Pacific Corp.	31,794	3,208
Honeywell International Inc.	27,489	2,864
United Parcel Service Inc. Class B	24,844	2,465
Accenture plc Class A	22,204	2,132
Caterpillar Inc.	21,912	1,870
Danaher Corp.	21,327	1,841
FedEx Corp.	10,374	1,797
Lockheed Martin Corp.	9,512	1,790
General Dynamics Corp.	10,733	1,504
Emerson Electric Co.	24,632	1,486
Automatic Data Processing Inc.	16,921	1,447
Delta Air Lines Inc.	29,764	1,277
CSX Corp.	35,254	1,201
Eaton Corp. plc	16,734	1,198
Raytheon Co.	10,983	1,134
Northrop Grumman Corp.	7,091	1,129
Deere & Co.	12,020	1,126
American Airlines Group Inc.	25,278	1,071
Illinois Tool Works Inc.	10,695	1,004
Norfolk Southern Corp.	10,869	1,000
Southwest Airlines Co.	24,284	900
Cummins Inc.	6,456	875
Waste Management Inc.	16,333	811
PACCAR Inc.	12,451	791
* United Continental Holdings Inc.	13,111	716
Roper Technologies Inc.	3,512	614
Rockwell Automation Inc.	4,872	599
Tyco International plc	14,731	595
Parker-Hannifin Corp.	4,873	587
Paychex Inc.	11,460	566
Stanley Black & Decker Inc.	5,495	563
WW Grainger Inc.	2,054	494
Pall Corp.	3,874	482
AMETEK Inc.	8,656	465
Rockwell Collins Inc.	4,783	455
Textron Inc.	9,855	446
Xerox Corp.	38,985	445
Dover Corp.	5,881	443
* Verisk Analytics Inc. Class A	5,880	427
TransDigm Group Inc.	1,872	423
Pentair plc	6,451	413
* Stericycle Inc.	2,995	411
* Waters Corp.	2,955	395
Republic Services Inc. Class A	9,399	379
L-3 Communications Holdings Inc.	3,005	354
Kansas City Southern	3,844	348
Wabtec Corp.	3,359	337
* Mettler-Toledo International Inc.	1,019	331
CH Robinson Worldwide Inc.	5,172	319
Snap-on Inc.	2,030	315
Expeditors International of Washington Inc.	6,877	315
Towers Watson & Co. Class A	2,271	313
Alaska Air Group Inc.	4,789	310
Cintas Corp.	3,508	302
* United Rentals Inc.	3,390	301

* IHS Inc. Class A	2,372	293
Fluor Corp.	5,150	290
Robert Half International Inc.	4,791	270
JB Hunt Transport Services Inc.	3,206	269
Flowserve Corp.	4,806	264
ManpowerGroup Inc.	2,790	236
* CoStar Group Inc.	1,126	235
Xylem Inc.	6,404	234
* Spirit AeroSystems Holdings Inc. Class A	4,199	229
Hubbell Inc. Class B	2,062	223
ADT Corp.	6,093	222
Carlisle Cos. Inc.	2,233	221
* Middleby Corp.	2,022	220
IDEX Corp.	2,827	218
* Quanta Services Inc.	7,446	218
* Trimble Navigation Ltd.	9,154	215
B/E Aerospace Inc.	3,705	212
Huntington Ingalls Industries Inc.	1,712	212
Allegion plc	3,393	212
Waste Connections Inc.	4,319	210
Avery Dennison Corp.	3,342	207
* Jacobs Engineering Group Inc.	4,642	201
* Zebra Technologies Corp.	1,770	194
* Keysight Technologies Inc.	5,855	192
AO Smith Corp.	2,679	191
Chicago Bridge & Iron Co. NV	3,474	189
* JetBlue Airways Corp.	9,178	185
Lincoln Electric Holdings Inc.	2,711	182
Nordson Corp.	2,243	182
Donaldson Co. Inc.	4,996	178
* AECOM	5,239	173
Ryder System Inc.	1,854	170
* Colfax Corp.	3,333	168
* Spirit Airlines Inc.	2,586	164
Trinity Industries Inc.	5,398	162
Pitney Bowes Inc.	7,223	158
* Orbital ATK Inc.	2,049	157
AGCO Corp.	3,081	156
MAXIMUS Inc.	2,367	155
FLIR Systems Inc.	5,056	154
* Old Dominion Freight Line Inc.	2,252	153
* Kirby Corp.	1,994	153
Graco Inc.	2,094	152
* Genesee & Wyoming Inc. Class A	1,815	149
Allison Transmission Holdings Inc.	4,655	142
Oshkosh Corp.	2,786	140
HEICO Corp.	2,375	136
* Copart Inc.	3,922	136
Air Lease Corp. Class A	3,601	136
Toro Co.	1,981	136
RR Donnelley & Sons Co.	7,032	135
ITT Corp.	3,160	135
Joy Global Inc.	3,454	135
Babcock & Wilcox Co.	3,904	130
* Genpact Ltd.	5,587	126
* Teledyne Technologies Inc.	1,234	125
Curtiss-Wright Corp.	1,725	124

Regal Beloit Corp.	1,573	123
* Esterline Technologies Corp.	1,137	123
Woodward Inc.	2,385	122
* HD Supply Holdings Inc.	3,742	121
Triumph Group Inc.	1,797	120
* Clean Harbors Inc.	2,110	119
MSC Industrial Direct Co. Inc. Class A	1,671	116
Deluxe Corp.	1,794	115
* WESCO International Inc.	1,523	109
CLARCOR Inc.	1,754	108
SPX Corp.	1,423	106
Crane Co.	1,717	104
EnerSys	1,537	102
National Instruments Corp.	3,406	102
KBR Inc.	5,303	102
Landstar System Inc.	1,551	101
EMCOR Group Inc.	2,230	101
Kennametal Inc.	2,788	101
* Generac Holdings Inc.	2,396	100
* CEB Inc.	1,176	100
Copa Holdings SA Class A	1,163	99
* Moog Inc. Class A	1,425	98
Lexmark International Inc. Class A	2,126	98
Terex Corp.	3,853	95
Manitowoc Co. Inc.	4,884	92
* Darling Ingredients Inc.	5,866	92
GATX Corp.	1,584	88
* XPO Logistics Inc.	1,793	88
Convergys Corp.	3,505	87
Con-way Inc.	2,070	84
Covanta Holding Corp.	3,767	83
Rollins Inc.	3,230	80
Barnes Group Inc.	1,965	79
* KLX Inc.	1,800	79
Allegiant Travel Co. Class A	495	78
Littelfuse Inc.	803	78
* Advisory Board Co.	1,496	76
Healthcare Services Group Inc.	2,503	76
HNI Corp.	1,540	75
Bristow Group Inc.	1,269	74
* Electronics For Imaging Inc.	1,697	73
Teekay Corp.	1,585	73
* Dycom Industries Inc.	1,252	72
* Swift Transportation Co.	3,061	71
* On Assignment Inc.	1,868	70
Booz Allen Hamilton Holding Corp. Class A	2,722	69
Mobile Mini Inc.	1,718	68
ABM Industries Inc.	1,952	63
Matson Inc.	1,543	62
Applied Industrial Technologies Inc.	1,432	61
UniFirst Corp.	517	59
Tetra Tech Inc.	2,247	59
Knight Transportation Inc.	2,053	59
^ Greenbrier Cos. Inc.	969	58
Aircastle Ltd.	2,396	58
Franklin Electric Co. Inc.	1,638	58
* TASER International Inc.	1,807	57

* FTI Consulting Inc.	1,441	57
Herman Miller Inc.	2,030	56
Brink's Co.	1,753	56
Forward Air Corp.	1,076	56
Korn/Ferry International	1,733	56
* Hub Group Inc. Class A	1,302	55
United Stationers Inc.	1,418	55
* Proto Labs Inc.	785	54
* Huron Consulting Group Inc.	831	53
Watts Water Technologies Inc. Class A	1,005	53
Actuant Corp. Class A	2,268	53
* OSI Systems Inc.	730	53
Steelcase Inc. Class A	3,050	52
Scorpio Tankers Inc.	5,716	52
* WageWorks Inc.	1,206	52
* Atlas Air Worldwide Holdings Inc.	938	51
* Navistar International Corp.	1,917	51
* PHH Corp.	1,839	51
Granite Construction Inc.	1,414	51
* Itron Inc.	1,409	51
* Astronics Corp.	701	49
EnPro Industries Inc.	809	49
* TriMas Corp.	1,612	47
G&K Services Inc. Class A	663	46
AZZ Inc.	958	46
Harsco Corp.	2,825	46
MSA Safety Inc.	997	45
* TrueBlue Inc.	1,560	44
TAL International Group Inc.	1,214	44
Heartland Express Inc.	2,057	44
Tennant Co.	681	43
Brady Corp. Class A	1,712	43
Insperity Inc.	822	43
* Aerojet Rocketdyne Holdings Inc.	2,000	42
Werner Enterprises Inc.	1,502	41
* Hawaiian Holdings Inc.	1,704	41
* MasTec Inc.	2,327	41
Nordic American Tankers Ltd.	3,158	41
* Advanced Energy Industries Inc.	1,424	41
* ExlService Holdings Inc.	1,120	40
Tidewater Inc.	1,615	40
* Saia Inc.	943	39
Exponent Inc.	446	38
Kaman Corp.	896	38
John Bean Technologies Corp.	1,002	38
Knoll Inc.	1,650	38
Albany International Corp.	931	37
Lindsay Corp.	456	37
Ship Finance International Ltd.	2,219	36
MTS Systems Corp.	519	35
* Chart Industries Inc.	1,082	35
AAR Corp.	1,183	35
Standex International Corp.	431	35
US Ecology Inc.	736	34
ESCO Technologies Inc.	893	33
* Sykes Enterprises Inc.	1,371	33
Badger Meter Inc.	511	33

Cubic Corp.	689	33
Federal Signal Corp.	2,153	32
General Cable Corp.	1,660	31
Briggs & Stratton Corp.	1,640	31
* Wabash National Corp.	2,311	31
Encore Wire Corp.	710	31
CIRCOR International Inc.	575	31
* UTi Worldwide Inc.	3,165	30
* Rush Enterprises Inc. Class A	1,127	30
ArcBest Corp.	872	30
Astec Industries Inc.	713	30
GasLog Ltd.	1,420	29
* RPX Corp.	1,846	29
DHT Holdings Inc.	3,628	29
* Team Inc.	717	29
Multi-Color Corp.	445	29
SkyWest Inc.	1,924	28
* Thermon Group Holdings Inc.	1,252	28
* ACCO Brands Corp.	3,860	28
Sun Hydraulics Corp.	756	28
Hyster-Yale Materials Handling Inc.	385	27
H&E Equipment Services Inc.	1,221	27
* Wesco Aircraft Holdings Inc.	1,789	26
McGrath RentCorp	860	26
* Roadrunner Transportation Systems Inc.	1,048	26
* ICF International Inc.	725	26
* Tutor Perini Corp.	1,228	26
* Aegion Corp. Class A	1,427	25
Altra Industrial Motion Corp.	921	25
* FARO Technologies Inc.	578	25
* Echo Global Logistics Inc.	776	25
* Navigant Consulting Inc.	1,801	25
Raven Industries Inc.	1,239	24
* MYR Group Inc.	806	24
Primoris Services Corp.	1,212	23
Resources Connection Inc.	1,446	23
* Monster Worldwide Inc.	3,734	23
* Air Transport Services Group Inc.	2,079	22
Textainer Group Holdings Ltd.	756	21
Marten Transport Ltd.	914	21
Kadant Inc.	435	21
* Modine Manufacturing Co.	1,800	20
Gorman-Rupp Co.	717	20
* Blount International Inc.	1,727	20
Quad/Graphics Inc.	972	20
* GrafTech International Ltd.	3,920	20
* Ascent Capital Group Inc. Class A	484	20
Teekay Tankers Ltd. Class A	2,820	19
Celadon Group Inc.	814	19
* Republic Airways Holdings Inc.	1,783	19
Heidrick & Struggles International Inc.	739	19
Ennis Inc.	1,100	19
* Lydall Inc.	669	18
* Aerovironment Inc.	706	18
* TriNet Group Inc.	605	18
American Railcar Industries Inc.	335	18
* DXP Enterprises Inc.	436	18

Douglas Dynamics Inc.	879	18
* PHI Inc.	543	18
Columbus McKinnon Corp.	771	18
* Engility Holdings Inc.	615	17
Kelly Services Inc. Class A	1,093	17
Kforce Inc.	749	17
Park-Ohio Holdings Corp.	342	16
Titan International Inc.	1,499	16
Kimball International Inc. Class B	1,265	15
* Quality Distribution Inc.	961	15
* CBIZ Inc.	1,676	15
* Plug Power Inc.	5,581	15
* YRC Worldwide Inc.	1,147	15
TeleTech Holdings Inc.	556	14
Argan Inc.	389	14
* Virgin America Inc.	470	13
* GP Strategies Corp.	403	13
Gulfmark Offshore Inc.	893	12
Forrester Research Inc.	319	11
* Scorpio Bulkers Inc.	4,399	10
* SP Plus Corp.	427	10
Alamo Group Inc.	194	10
* CAI International Inc.	473	10
CECO Environmental Corp.	886	10
* Golden Ocean Group Ltd.	2,312	10
Navios Maritime Holdings Inc.	2,827	10
Powell Industries Inc.	259	9
* Paylocity Holding Corp.	280	9
* ServiceSource International Inc.	2,122	9
* Great Lakes Dredge & Dock Corp.	1,637	9
* DHI Group Inc.	1,053	9
* Titan Machinery Inc.	539	9
Hackett Group Inc.	718	9
* Furmanite Corp.	1,030	8
* Vectrus Inc.	327	8
* Power Solutions International Inc.	149	8
* Mistras Group Inc.	435	8
Navios Maritime Acquisition Corp.	2,250	8
* CRA International Inc.	282	8
* InnerWorkings Inc.	1,210	8
* Liquidity Services Inc.	763	8
FreightCar America Inc.	330	7
NACCO Industries Inc. Class A	129	7
* Kratos Defense & Security Solutions Inc.	1,207	7
VSE Corp.	113	7
Barrett Business Services Inc.	193	7
* Ducommun Inc.	288	7
* Vicor Corp.	489	7
Mesa Laboratories Inc.	74	7
Miller Industries Inc.	308	6
Graham Corp.	276	6
Hurco Cos. Inc.	176	6
* Casella Waste Systems Inc. Class A	1,067	6
Ardmore Shipping Corp.	493	6
* Orion Marine Group Inc.	750	6
* PAM Transportation Services Inc.	90	5
Electro Rent Corp.	521	5

* Layne Christensen Co.	629	5
* Xerium Technologies Inc.	298	5
* Accuride Corp.	1,110	5
CDI Corp.	388	5
* Vishay Precision Group Inc.	341	5
* Patriot National Inc.	279	5
Houston Wire & Cable Co.	496	4
* ExOne Co.	352	4
Spartan Motors Inc.	943	4
* Commercial Vehicle Group Inc.	654	4
Twin Disc Inc.	232	4
* Maxwell Technologies Inc.	805	4
Marlin Business Services Corp.	226	4
* Frontline Ltd.	1,556	4
* Performant Financial Corp.	1,293	4
* USA Truck Inc.	169	4
* Control4 Corp.	419	4
Safe Bulkers Inc.	1,064	4
Global Power Equipment Group Inc.	469	4
* Hill International Inc.	651	3
* Heritage-Crystal Clean Inc.	242	3
* PRGX Global Inc.	801	3
Information Services Group Inc.	889	3
* Neff Corp. Class A	322	3
* Energy Recovery Inc.	1,234	3
* CUI Global Inc.	561	3
* Manitex International Inc.	378	3
Universal Truckload Services Inc.	144	3
* AM Castle & Co.	481	3
* LMI Aerospace Inc.	283	3
* Dorian LPG Ltd.	200	3
Preformed Line Products Co.	72	3
* Global Sources Ltd.	447	2
Baltic Trading Ltd.	1,344	2
* Sterling Construction Co. Inc.	453	2
* General Finance Corp.	300	2
* Patriot Transportation Holding Inc.	59	2
* CHC Group Ltd.	968	1
International Shipholding Corp.	156	1
SIFCO Industries Inc.	70	1
* Vertex Energy Inc.	319	1
* Ultrapetrol Bahamas Ltd.	480	1
* ARC Group Worldwide Inc.	87	1
* Quest Resource Holding Corp.	354	—
* Erickson Inc.	76	—
		90,064
Technology (16.5%)
Apple Inc.	211,643	27,573
Microsoft Corp.	289,941	13,587
Intel Corp.	174,730	6,021
International Business Machines Corp.	33,202	5,633
* Facebook Inc. Class A	69,305	5,488
* Google Inc. Class A	9,853	5,373
* Google Inc. Class C	9,996	5,319
Cisco Systems Inc.	179,807	5,270
Oracle Corp.	115,285	5,014
QUALCOMM Inc.	59,246	4,128

Hewlett-Packard Co.	66,518	2,222
Texas Instruments Inc.	37,884	2,118
EMC Corp.	68,246	1,798
* Salesforce.com inc	21,552	1,568
* Yahoo! Inc.	33,253	1,428
* Cognizant Technology Solutions Corp. Class A	21,357	1,382
* Adobe Systems Inc.	17,471	1,382
Avago Technologies Ltd. Class A	8,770	1,299
Broadcom Corp. Class A	18,776	1,067
* Micron Technology Inc.	37,571	1,049
Intuit Inc.	9,966	1,038
Corning Inc.	45,928	961
Applied Materials Inc.	42,730	860
Western Digital Corp.	7,816	761
Analog Devices Inc.	11,041	750
Skyworks Solutions Inc.	6,665	729
* LinkedIn Corp. Class A	3,666	715
* Electronic Arts Inc.	11,055	694
* Twitter Inc.	18,114	664
Amphenol Corp. Class A	11,054	631
Symantec Corp.	24,336	599
Altera Corp.	11,041	539
* Red Hat Inc.	6,673	516
SanDisk Corp.	7,508	513
* SBA Communications Corp. Class A	4,539	508
* Akamai Technologies Inc.	6,279	479
Lam Research Corp.	5,725	471
Xilinx Inc.	9,477	449
Activision Blizzard Inc.	17,498	442
NVIDIA Corp.	19,721	436
* Autodesk Inc.	8,028	435
* Qorvo Inc.	5,068	416
Linear Technology Corp.	8,370	401
Juniper Networks Inc.	14,399	400
* ServiceNow Inc.	5,095	390
Motorola Solutions Inc.	6,602	390
* Citrix Systems Inc.	5,710	371
NetApp Inc.	11,033	369
Harris Corp.	4,421	350
Computer Sciences Corp.	5,048	346
Maxim Integrated Products Inc.	9,851	345
KLA-Tencor Corp.	5,778	345
Microchip Technology Inc.	6,979	343
CA Inc.	11,146	339
* F5 Networks Inc.	2,639	332
* Palo Alto Networks Inc.	1,909	324
Amdocs Ltd.	5,575	306
CDK Global Inc.	5,597	298
* Splunk Inc.	4,354	294
* ANSYS Inc.	3,232	288
* SunEdison Inc.	9,329	280
* Synopsys Inc.	5,393	269
* VMware Inc. Class A	3,053	267
* Gartner Inc.	2,952	258
* Workday Inc. Class A	3,264	258
* VeriSign Inc.	3,869	244
Avnet Inc.	4,882	215

* Arrow Electronics Inc.	3,521	214
* ON Semiconductor Corp.	15,365	204
* Cadence Design Systems Inc.	10,143	201
Marvell Technology Group Ltd.	14,320	200
* Teradata Corp.	5,099	199
IAC/InterActiveCorp	2,613	196
* Fortinet Inc.	4,774	191
Brocade Communications Systems Inc.	15,164	188
Jabil Circuit Inc.	7,240	178
* NCR Corp.	5,902	177
* Informatica Corp.	3,658	177
* PTC Inc.	4,133	171
* Freescale Semiconductor Ltd.	3,705	167
* Rackspace Hosting Inc.	4,135	166
* Ultimate Software Group Inc.	1,007	163
Cypress Semiconductor Corp.	11,689	160
* Cognex Corp.	3,091	156
* Nuance Communications Inc.	9,142	154
* Tableau Software Inc. Class A	1,345	152
Teradyne Inc.	7,177	152
* FireEye Inc.	3,174	148
* Ingram Micro Inc.	5,513	148
* ARRIS Group Inc.	4,459	147
* VeriFone Systems Inc.	3,845	147
* Manhattan Associates Inc.	2,619	144
SS&C Technologies Holdings Inc.	2,436	144
* AOL Inc.	2,861	143
* Tyler Technologies Inc.	1,158	141
* NetSuite Inc.	1,464	137
* Aspen Technology Inc.	3,190	137
* Verint Systems Inc.	2,065	134
Atmel Corp.	14,756	131
* Cavium Inc.	1,845	130
* Synaptics Inc.	1,298	129
FEI Co.	1,512	123
* Microsemi Corp.	3,385	123
* Cree Inc.	4,009	121
Solera Holdings Inc.	2,445	121
DST Systems Inc.	993	118
* Qlik Technologies Inc.	3,222	117
* Guidewire Software Inc.	2,379	115
CDW Corp.	3,084	114
* IPG Photonics Corp.	1,199	114
* SolarWinds Inc.	2,341	111
* Integrated Device Technology Inc.	4,640	110
* Groupon Inc. Class A	16,639	106
* JDS Uniphase Corp.	7,912	101
Leidos Holdings Inc.	2,316	98
* Infinera Corp.	4,645	96
* ViaSat Inc.	1,502	95
* Ambarella Inc.	1,046	94
* ACI Worldwide Inc.	3,909	93
Mentor Graphics Corp.	3,440	90
* Ciena Corp.	3,700	89
* EPAM Systems Inc.	1,223	88
* Yelp Inc. Class A	1,835	88
* Silicon Laboratories Inc.	1,557	86

	Blackbaud Inc.	1,679	86
*	3D Systems Corp.	3,909	85
	Plantronics Inc.	1,545	85
*	Fairchild Semiconductor International Inc. Class A	4,212	84
*	Proofpoint Inc.	1,415	84
*	Tech Data Corp.	1,325	84
*	Take-Two Interactive Software Inc.	3,051	84
*	Cirrus Logic Inc.	2,181	82
	SYNNEX Corp.	987	82
*	IMS Health Holdings Inc.	2,717	81
*	DigitalGlobe Inc.	2,644	79
*	Dealertrack Technologies Inc.	1,900	79
*	Finisar Corp.	3,546	78
	Diebold Inc.	2,249	77
*	Universal Display Corp.	1,414	76
	Science Applications International Corp.	1,418	75
	InterDigital Inc.	1,272	75
*	CACI International Inc. Class A	858	73
*	EchoStar Corp. Class A	1,463	73
*	CommVault Systems Inc.	1,646	73
*	Zynga Inc. Class A	24,585	73
	Monolithic Power Systems Inc.	1,327	72
*	comScore Inc.	1,264	72
	Tessera Technologies Inc.	1,839	71
	MKS Instruments Inc.	1,827	69
*	CommScope Holding Co. Inc.	2,154	67
*	Entegris Inc.	4,817	67
*	Ellie Mae Inc.	1,037	66
*	Anixter International Inc.	961	65
	Dolby Laboratories Inc. Class A	1,668	65
*	Demandware Inc.	1,033	64
	Vishay Intertechnology Inc.	4,864	63
*	Polycom Inc.	4,687	63
	Methode Electronics Inc.	1,330	62
*	Rambus Inc.	4,058	62
*	Sanmina Corp.	2,800	61
*	Cornerstone OnDemand Inc.	1,945	61
*	Stratasys Ltd.	1,690	60
*	IGATE Corp.	1,261	60
	Intersil Corp. Class A	4,350	59
*	PMC-Sierra Inc.	6,429	58
*	MicroStrategy Inc. Class A	325	57
*	Fleetmatics Group plc	1,347	56
*	Synchronoss Technologies Inc.	1,275	56
*	Plexus Corp.	1,228	56
*	Imperva Inc.	908	55
*,^ Knowles Corp.		2,841	55
*	Coherent Inc.	867	54
*	Rovi Corp.	3,197	54
*	LogMeIn Inc.	841	53
*	OmniVision Technologies Inc.	1,975	53
*	Syntel Inc.	1,107	53
*	NeuStar Inc. Class A	1,919	52
	Power Integrations Inc.	1,017	52
*	Envestnet Inc.	1,172	51
*,^ NetScout Systems Inc.		1,277	51
*	Progress Software Corp.	1,916	50

* Semtech Corp.	2,347	50
* Advanced Micro Devices Inc.	21,925	50
* Infoblox Inc.	1,917	50
* Benchmark Electronics Inc.	2,004	47
* Cray Inc.	1,521	47
* QLogic Corp.	2,934	46
* Acxiom Corp.	2,667	44
* Veeco Instruments Inc.	1,441	44
* Super Micro Computer Inc.	1,304	44
* Rogers Corp.	597	43
* Virtusa Corp.	945	43
Sabre Corp.	1,559	41
* Insight Enterprises Inc.	1,370	40
* Web.com Group Inc.	1,754	40
* Bottomline Technologies de Inc.	1,482	39
Monotype Imaging Holdings Inc.	1,475	38
* BroadSoft Inc.	1,023	37
* InvenSense Inc.	2,624	37
* NETGEAR Inc.	1,193	37
* ScanSource Inc.	932	36
CSG Systems International Inc.	1,157	36
NIC Inc.	2,140	36
* SPS Commerce Inc.	551	36
* Unisys Corp.	1,689	35
* II-VI Inc.	1,839	34
* RealPage Inc.	1,848	34
Ebix Inc.	935	33
ADTRAN Inc.	1,922	33
* Diodes Inc.	1,217	32
* AVG Technologies NV	1,281	31
Ubiquiti Networks Inc.	967	31
* iRobot Corp.	959	31
* Loral Space & Communications Inc.	439	29
* Callidus Software Inc.	2,045	29
* Gigamon Inc.	939	29
EarthLink Holdings Corp.	4,125	29
* Rofin-Sinar Technologies Inc.	982	28
* Inphi Corp.	1,128	27
* VASCO Data Security International Inc.	1,008	27
Pegasystems Inc.	1,228	27
* Bankrate Inc.	2,193	27
* Marketo Inc.	896	27
* Newport Corp.	1,395	26
* Qualys Inc.	647	26
* Ixia	2,079	26
Brooks Automation Inc.	2,326	26
* Fabrinet	1,396	25
* CalAmp Corp.	1,276	25
* Lattice Semiconductor Corp.	4,009	25
* Photronics Inc.	2,435	25
ManTech International Corp. Class A	861	25
AVX Corp.	1,726	25
CTS Corp.	1,290	24
Integrated Silicon Solution Inc.	1,185	24
* Harmonic Inc.	3,535	24
* Perficient Inc.	1,271	24
* Blucora Inc.	1,511	24

* Interactive Intelligence Group Inc.	554	24
* RetailMeNot Inc.	1,168	24
Micrel Inc.	1,687	23
* Ruckus Wireless Inc.	2,223	23
* Glu Mobile Inc.	3,522	23
* Inovalon Holdings Inc. Class A	843	22
* Comverse Inc.	901	22
* Textura Corp.	740	22
* TTM Technologies Inc.	2,132	21
* DTS Inc.	656	21
* Amkor Technology Inc.	3,069	21
* Endurance International Group Holdings Inc.	1,006	20
Epiq Systems Inc.	1,219	20
* Internap Corp.	2,095	20
* FormFactor Inc.	2,152	20
* Ultratech Inc.	988	20
* MaxLinear Inc.	1,946	20
* RingCentral Inc. Class A	1,133	19
* GSI Group Inc.	1,288	19
* Silver Spring Networks Inc.	1,400	19
* LivePerson Inc.	1,985	19
* Cvent Inc.	714	19
Comtech Telecommunications Corp.	621	19
* Global Eagle Entertainment Inc.	1,359	18
Park Electrochemical Corp.	853	18
* M/A-COM Technology Solutions Holdings Inc.	472	18
* Intralinks Holdings Inc.	1,691	18
* Dot Hill Systems Corp.	2,542	18
* Actua Corp.	1,401	18
* Quantum Corp.	8,655	18
* Exar Corp.	1,621	18
* Rudolph Technologies Inc.	1,371	17
* Applied Micro Circuits Corp.	2,722	17
Acacia Research Corp.	1,703	17
* Mercury Systems Inc.	1,265	17
* PROS Holdings Inc.	887	17
* ShoreTel Inc.	2,461	17
* Tangoe Inc.	1,284	16
* SciQuest Inc.	1,066	16
* ePlus Inc.	206	16
Daktronics Inc.	1,478	16
* Axcelis Technologies Inc.	4,855	16
* Nanometrics Inc.	991	15
* GTT Communications Inc.	699	15
* PDF Solutions Inc.	965	15
Checkpoint Systems Inc.	1,569	15
* Xcerra Corp.	1,961	15
* Kimball Electronics Inc.	946	15
* Luxoft Holding Inc. Class A	274	15
* Lionbridge Technologies Inc.	2,656	15
* Rally Software Development Corp.	739	14
* Wix.com Ltd.	546	14
* Zendesk Inc.	580	13
* Sonus Networks Inc.	1,672	13
* Arista Networks Inc.	184	13
* CEVA Inc.	611	13
* Limelight Networks Inc.	2,860	13

* ARC Document Solutions Inc.	1,658	12
* Telenav Inc.	1,299	12
* Barracuda Networks Inc.	293	12
* HubSpot Inc.	220	11
* Multi-Fineline Electronix Inc.	444	11
* Brightcove Inc.	1,534	11
* Q2 Holdings Inc.	448	11
* Procera Networks Inc.	922	11
Sapiens International Corp. NV	1,158	10
* GrubHub Inc.	248	10
NVE Corp.	134	10
* Immersion Corp.	766	9
Cohu Inc.	679	9
Black Box Corp.	448	9
American Science & Engineering Inc.	227	9
* Model N Inc.	766	9
* Calix Inc.	1,104	9
* Cyan Inc.	1,654	9
Pericom Semiconductor Corp.	636	8
IXYS Corp.	667	8
* Bazaarvoice Inc.	1,401	8
* Zix Corp.	1,714	8
* Vocera Communications Inc.	703	8
* TechTarget Inc.	818	8
* Violin Memory Inc.	2,240	8
* Sparton Corp.	283	8
* Jive Software Inc.	1,319	7
* Applied Optoelectronics Inc.	413	7
* Box Inc.	418	7
* Digi International Inc.	716	7
* Extreme Networks Inc.	2,555	7
* Ciber Inc.	2,054	7
* Yodlee Inc.	464	7
* Oclaro Inc.	2,554	7
* Benefitfocus Inc.	185	7
PC Connection Inc.	257	6
* Nimble Storage Inc.	247	6
* Kopin Corp.	1,828	6
* New Relic Inc.	194	6
* VirnetX Holding Corp.	1,317	6
* Hortonworks Inc.	240	6
* ChannelAdvisor Corp.	562	6
* Millennial Media Inc.	3,698	6
* KEYW Holding Corp.	874	6
Alliance Fiber Optic Products Inc.	316	6
* Paycom Software Inc.	176	6
Bel Fuse Inc. Class B	272	6
* Seachange International Inc.	900	6
* DSP Group Inc.	541	6
* Borderfree Inc.	428	6
* Silicon Graphics International Corp.	931	6
American Software Inc. Class A	661	6
* Cascade Microtech Inc.	350	6
* Globant SA	206	5
* KVH Industries Inc.	424	5
* Digimarc Corp.	171	5
* Carbonite Inc.	475	5

* YuMe Inc.	1,092	5
Reis Inc.	232	5
* Datalink Corp.	528	5
* Clearfield Inc.	310	5
* Rocket Fuel Inc.	568	5
* Everyday Health Inc.	364	5
* Ultra Clean Holdings Inc.	687	4
* OPOWER Inc.	374	4
* Tremor Video Inc.	1,645	4
* Marin Software Inc.	756	4
* TeleCommunication Systems Inc. Class A	1,312	4
* Rubicon Technology Inc.	1,467	4
* Alpha & Omega Semiconductor Ltd.	468	4
* Kemet Corp.	1,237	4
QAD Inc. Class A	159	4
* Rubicon Project Inc.	218	4
Electro Scientific Industries Inc.	657	4
* Intevac Inc.	653	4
ModusLink Global Solutions Inc.	1,026	4
* Agilysys Inc.	391	4
* RealNetworks Inc.	616	3
* A10 Networks Inc.	558	3
* Numerex Corp. Class A	384	3
Computer Task Group Inc.	430	3
* Workiva Inc.	240	3
* Park City Group Inc.	260	3
* TrueCar Inc.	214	3
* Varonis Systems Inc.	146	3
* Amber Road Inc.	407	3
* Connecture Inc.	221	3
TESSCO Technologies Inc.	152	3
* Covisint Corp.	991	3
* Travelzoo Inc.	220	3
* Rightside Group Ltd.	310	3
* ParkerVision Inc.	6,482	2
* QuickLogic Corp.	1,504	2
* MobileIron Inc.	378	2
* Unwired Planet Inc.	2,729	2
* Cinedigm Corp. Class A	2,092	2
* Guidance Software Inc.	267	2
* Five9 Inc.	333	2
* Viasystems Group Inc.	73	1
* Aerohive Networks Inc.	183	1
* Audience Inc.	271	1
* Demand Media Inc.	199	1
* Turtle Beach Corp.	195	—
* Revolution Lighting Technologies Inc.	120	—
* Vringo Inc.	240	—
		135,609
Utilities (4.9%)
Verizon Communications Inc.	145,353	7,186
AT&T Inc.	182,186	6,293
Duke Energy Corp.	24,825	1,880
NextEra Energy Inc.	15,309	1,567
Dominion Resources Inc.	20,416	1,440
Southern Co.	31,290	1,367
Exelon Corp.	30,142	1,020

American Electric Power Co. Inc.	17,133	964
Sempra Energy	8,615	926
PG&E Corp.	16,314	872
PPL Corp.	23,325	810
Public Service Enterprise Group Inc.	17,766	757
Edison International	11,451	696
CenturyLink Inc.	20,129	669
Consolidated Edison Inc.	10,304	637
Xcel Energy Inc.	17,665	602
Eversource Energy	11,132	548
* Level 3 Communications Inc.	9,746	541
FirstEnergy Corp.	14,801	528
NiSource Inc.	11,100	524
DTE Energy Co.	6,244	495
Entergy Corp.	6,331	484
Wisconsin Energy Corp.	7,858	379
* T-Mobile US Inc.	9,250	360
AES Corp.	25,271	344
Ameren Corp.	8,454	340
American Water Works Co. Inc.	6,238	330
CMS Energy Corp.	9,396	321
CenterPoint Energy Inc.	14,971	305
NRG Energy Inc.	11,749	296
* Calpine Corp.	13,572	273
SCANA Corp.	4,931	262
Pepco Holdings Inc.	8,744	238
Alliant Energy Corp.	3,866	237
Pinnacle West Capital Corp.	3,846	234
UGI Corp.	6,012	225
OGE Energy Corp.	6,939	219
AGL Resources Inc.	4,179	211
Integrys Energy Group Inc.	2,787	200
ITC Holdings Corp.	5,493	194
Atmos Energy Corp.	3,521	190
National Fuel Gas Co.	2,927	188
Frontier Communications Corp.	34,920	180
Westar Energy Inc. Class A	4,594	168
Aqua America Inc.	6,269	165
TECO Energy Inc.	8,334	157
MDU Resources Group Inc.	6,798	142
* Dynegy Inc.	4,396	142
Great Plains Energy Inc.	5,371	140
Questar Corp.	6,101	139
Vectren Corp.	2,843	121
Hawaiian Electric Industries Inc.	3,836	117
* Sprint Corp.	25,102	117
Cleco Corp.	2,107	114
j2 Global Inc.	1,686	112
IDACORP Inc.	1,793	107
WGL Holdings Inc.	1,788	103
Piedmont Natural Gas Co. Inc.	2,743	102
UIL Holdings Corp.	1,999	101
Portland General Electric Co.	2,769	97
Telephone & Data Systems Inc.	3,078	91
NorthWestern Corp.	1,703	89
New Jersey Resources Corp.	2,908	87
Southwest Gas Corp.	1,601	87

Laclede Group Inc.	1,567	84
ALLETE Inc.	1,641	83
ONE Gas Inc.	1,858	82
PNM Resources Inc.	2,841	76
Black Hills Corp.	1,565	75
Avista Corp.	2,202	70
South Jersey Industries Inc.	2,408	64
American States Water Co.	1,417	54
El Paso Electric Co.	1,427	52
Cogent Communications Holdings Inc.	1,644	52
MGE Energy Inc.	1,261	49
Ormat Technologies Inc.	1,235	46
Northwest Natural Gas Co.	1,018	46
Pattern Energy Group Inc. Class A	1,493	42
Abengoa Yield plc	1,052	40
* Gogo Inc.	1,885	40
West Corp.	1,278	39
California Water Service Group	1,570	38
Consolidated Communications Holdings Inc.	1,633	34
Empire District Electric Co.	1,424	33
Otter Tail Corp.	1,216	33
* Iridium Communications Inc.	3,091	32
Chesapeake Utilities Corp.	528	28
* Windstream Holdings Inc.	3,345	27
* Vonage Holdings Corp.	5,798	27
* Cincinnati Bell Inc.	7,354	27
* 8x8 Inc.	3,205	27
Shenandoah Telecommunications Co.	848	27
* Globalstar Inc.	9,093	24
Atlantic Tele-Network Inc.	359	24
NRG Yield Inc.	854	23
NRG Yield Inc. Class A	854	23
* General Communication Inc. Class A	1,381	22
Inteliquent Inc.	1,215	21
* inContact Inc.	2,187	21
* United States Cellular Corp.	516	20
* Zayo Group Holdings Inc.	763	20
* Premiere Global Services Inc.	1,962	20
Unitil Corp.	551	19
SJW Corp.	602	18
* FairPoint Communications Inc.	874	18
Connecticut Water Service Inc.	469	17
Spok Holdings Inc.	940	16
IDT Corp. Class B	778	14
* ORBCOMM Inc.	2,030	14
Atlantic Power Corp.	3,743	11
Lumos Networks Corp.	773	11
* Boingo Wireless Inc.	1,167	10
* Intelsat SA	916	10
Middlesex Water Co.	434	9
York Water Co.	358	8
* Hawaiian Telcom Holdco Inc.	285	7
* Pendrell Corp.	4,626	5
Artesian Resources Corp. Class A	210	4
* magicJack VocalTec Ltd.	516	4
NTELOS Holdings Corp.	416	4

Spark Energy Inc. Class A			94	1
				40,575
Total Common Stocks (Cost $712,511)				815,646
	Coupon
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.6%)
[3,4] Vanguard Market Liquidity Fund	0.136%		5,388,313	5,388

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Federal Home Loan Bank Discount Notes	0.088%	7/31/15	500	500
[6,7] Freddie Mac Discount Notes	0.118%	7/31/15	100	100
				600
Total Temporary Cash Investments (Cost $5,988)				5,988
Total Investments (99.7%) (Cost $718,499)				821,634
Other Assets and Liabilities-Net (0.3%)[4]				2,509
Net Assets (100%)				824,143

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $89,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and -0.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $97,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Russell 3000 Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	815,592	—	54
Temporary Cash Investments	5,388	600	—
Futures Contracts—Liabilities[1]	56	—	—
Total	821,036	600	54
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2015	55	5,792	14
S&P 500 Index	June 2015	3	1,579	29
E-mini Russell 2000 Index	June 2015	1	124	1
				44

Russell 3000 Index Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2015, the cost of investment securities for tax purposes was $718,508,000. Net unrealized appreciation of investment securities for tax purposes was $103,126,000, consisting of unrealized gains of $121,252,000 on securities that had risen in value since their purchase and $18,126,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: July 16, 2015
VANGUARD SCOTTSDALE FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 16, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.